File No. 333-148561
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	18	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	650	/X/

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Offices)

(860) 547-4390
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)
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Approximate Date of Proposed Public Offering: Continuous
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2019 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Units of interests in separate accounts under variable annuity contracts.

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PART A

LEADERS SERIES IV*
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Series IV of Leaders, Leaders Access, Leaders Plus,Leaders Outlook and Huntington Leaders Outlook, Series III of Leaders / Chase, Series II of Huntington Leaders, Leaders Select, and Leaders Select Outlook and Series I of Leaders Platinum, Leaders Platinum Outlook, Leaders Select Plus and Leaders Ultra.
The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in force annuity contracts. However, we continue to administer the in force annuity contracts. This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company (“us,” “we” or “our”). You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

✓	AIM Variable Insurance Funds	✓	MFS Investment Management
✓	AllianceBernstein L.P.	✓	OppenheimerFunds, Inc.
✓	American Funds	✓	Putnam Investments, LLC
✓	Fidelity Investments	✓	Morgan Stanley Variable Insurance Fund, Inc.
✓	Franklin Templeton Investments	✓	Mutual Funds and Variable Insurance Trust
✓	Hartford HLS Funds	✓	J.P.Morgan Investment Management Inc.
✓	Lord, Abbett & Co., Inc.	✓	Wells Fargo Funds Management LLC
Please see Appendix C (Fund Data) for additional information. This prospectus refers to several Contract options that differ most significantly in terms of sales charges, if any, and Mortality and Expense Risk charges. As used throughout this prospectus, the Access contract version has no sales charge; Core has a 7 year contingent deferred sales charge (CDSC); Outlook has a 4 year CDSC; and Plus is a bonus annuity with a 8 year CDSC. The amount of the bonus may be more than offset by additional charges. Because of these higher charges, there could be circumstances where you may be worse off if you purchased a bonus Contract than if you purchased other Contracts variations. The form of Contract selected is identified on your Contract. Not every contract variation was available from your Financial Intermediary.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information ("SAI") contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the SAI with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the SAI can also be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1. Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2. Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3. Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities Exchange Commission, paper copies of the shareholder reports for the portfolio companies available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Talcott Resolution or your Financial Intermediary.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform Talcott Resolution or your Financial Intermediary that you wish to continue receiving paper copies of your shareholder reports by calling Talcott Resolution Annuity Contact Center at 1-800-862-6668, Monday through Thursday, 8:00 a.m. to 7:00 p.m., or Friday, 9:15 am. to 6:00 p.m., Eastern Time.   Your election to receive reports in paper will apply to all portfolio companies available under your contract.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2019
Date of Statement of Additional Information: May 1, 2019

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1.	Highlights

a.	Overview
This Contract is closed to new investors. This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.
This variable annuity provides:

✓	Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 8 & 9)

✓	Professional money management (Section 3 & Appendix C)

✓	Guaranteed fixed or lifetime withdrawal benefits (Section 2, 5(d) & Appendices D - G)

✓	Optional death and/or withdrawal benefits (Section 6 & Appendices D - G)

✓	Death benefit protection (Sections 2, 5(e) & 6)

b.	Contract Versions

Sales Charge Type
Access	None
Core	7 Year - Contingent Deferred Sales Charge
Outlook	4 Year - Contingent Deferred Sales Charge
Plus	8 Year - Contingent Deferred Sales Charge
The form of Contract selected is identified on your contract. Not every variation of this variable annuity was available from your
Financial Intermediary. Other available variations for certain Financial Intermediaries are not described in this prospectus.

c.	Optional Features Previously Available

Optional Feature	General Purpose
MAV/MAV Plus*	Guaranteed Minimum Death Benefit that ratchets up based on performance
Principal First*	Guaranteed Minimum Withdrawal Benefit with periodic step-up rights
Lifetime Income Builder Selects*	Guaranteed Minimum Lifetime Withdrawal Benefit (aka Lifetime Withdrawal Feature) with limited annual step-up rights
Lifetime Income Builder Portfolios*	Guaranteed Minimum Lifetime Withdrawal Benefit (aka Lifetime Withdrawal Feature) with full annual step-up rights
Lifetime Income Builder II*	Guaranteed Minimum Lifetime Withdrawal Benefit with limited annuity step-up rights
Lifetime Income Foundation*	Guaranteed Minimum Lifetime Withdrawal Benefit

*	Closed to new investors.
For Lifetime Income Builder Portfolios, Lifetime Income Builder Selects, Lifetime Income Builder II and Lifetime Income Foundation, partial Surrenders taken prior to the Lifetime Income Eligibility Date or Eligible Withdrawal Year, or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.
Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6 & Appendices D - H.

d.	Investment Options (Section 3 & Appendix C)
You may invest in:

✓	Funds with different investment strategies, objectives and risk/reward profiles.

✓	In certain circumstances, you may also invest in a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

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e.	Charges and Fees (Sections 2, 5(b) & 5(c))
You will pay the following types of fees:

✓	Sales charges (vary by Contract version)

✓	Contract expenses

✓	Optional rider fees (if selected)

✓	Fund expenses

f.	Commissions paid for selling this variable annuity (Section 7(f))
We pay a commission to your Financial Intermediary for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are:

Access	2%
Core	7%
Outlook	5.75%
Plus	6.5%
g. Surrender Offers
In 2013 and 2014 we made an Enhanced Surrender Value offers (“Offers”) to certain Contract Owners. The Offers provided you the option to fully surrender your Contract in return for an enhanced surrender value. The Offers are no longer available. We may make additional offers in the future that may be similar to the Offers or may be different than the Offers. We will notify you in writing if additional offers are available.
h. Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Request Form In Good Order during the Election Period. The Election Period begins when we send you the Annuity Commencement Date Deferral Option rider and ends on your Annuity Commencement Date. The Annuity Commencement Date Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option ("Deferral Option").

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2.	Synopsis
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering your variable annuity. The first table describes the fees and expenses that you will pay at the time that you buy or Surrender this variable annuity. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

	Access	Core	Outlook	Plus
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None	None	None	None
$0 - $49,999
$50,000 - $99,999
$100,000 - $249,999
$250,000 - $499,999
$500,000 - $999,999
$1,000,000+
Contingent Deferred Sales Charge (1) (as a percentage of Premium Payments)	None
First Year		7%	7%	8%
Second Year		7%	6%	8%
Third Year		7%	5%	8%
Fourth Year		6%	4%	8%
Fifth Year		5%	0%	7%
Sixth Year		4%	0%	6%
Seventh Year		3%	0%	5%
Eighth Year		0%	0%	4%
Ninth Year		0%	0%	0%
Surrender Fee (as a percentage of amount Surrendered, if applicable)	None	None	None	None
Transfer Fee	None	None	None	None

(1)	Each Premium Payment has its own CDSC schedule.
Contract Owner Periodic Expenses
The next table describes the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the variable annuity, not including annual Fund fees and expenses.

	Access	Core	Outlook	Plus
Annual Maintenance Fee (2)	$30	$30	$30	$30
Separate Account Annual Expenses (as a percentage of average daily Contract Value)
Mortality and Expense Risk Charge	1.50%	1.05%	1.45%	1.45%
Administrative Charge	0.20%	0.20%	0.20%	0.20%
Total Separate Account Annual Expenses	1.70%	1.25%	1.65%	1.65%
Maximum Optional Charges (as a percentage of average daily Contract Value)
Principal First Charge (3)(4)	0.75%	0.75%	0.75%	0.75%

(2)	Fee waived if Contract Value is $50,000 or more on your Contract Anniversary.

(3)	You may not own more than one of these optional riders at the same time.

(4)
Current rider charges are:Lifetime Income Builder II - 0.75%, Principal First - 0.75%. Current charges for Lifetime Income Builder Selects and Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50%.

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	Access	Core	Outlook	Plus
MAV/MAV Plus Charge	0.30%	0.30%	0.30%	0.30%
Total Separate Account Annual Expenses with optional benefit separate account charges	2.75%	2.30%	2.70%	2.70%
Maximum Optional Charges (3) (as a percentage of Payment Base (5)
Lifetime Income Foundation (3)	0.30%	0.30%	0.30%	0.30%
Lifetime Income Builder II (3)(4)	0.75%	0.75%	0.75%	0.75%
Lifetime Income Builder Selects (3)(4)
- Single Life Option	1.50%	1.50%	1.50%	1.50%
- Joint/Spousal Life Option	1.50%	1.50%	1.50%	1.50%
Lifetime Income Builder Portfolios (3)(4)
- Single Life Option	1.50%	1.50%	1.50%	1.50%
- Joint/Spousal Life Option	1.50%	1.50%	1.50%	1.50%
(5) Payment Base is defined in the Glossary and described further in applicable optional riders.

The following tables show the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Leaders IV, Leaders Access IV, Leaders Plus IV, Leaders Outlook IV	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses. (6)	0.36%	1.53%

Leaders Platinum I, Leaders Platinum Outlook I	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses. (6)	0.36%	1.53%

Leaders / Chase III	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses. (6)	0.36%	1.53%

Huntington Leaders II, Huntington Leaders Outlook IV	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses. (6)	0.36%	1.93%

Leaders Ultra HL	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses. (6)	0.36%	1.53%

Leaders Select II, Leaders Select Plus, Leaders Select Outlook	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses. (6)	0.36%	1.53%
(6) Please see Appendix C for additional information.

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EXAMPLE
This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities. Let’s say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible including the election of the optional MAV/MAV Plus Death Benefit at the highest possible charge of .30% and Lifetime Income Builder Portfolios optional benefit rider at the highest possible charge of 1.50%. The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested (excluding Payment Enhancements, if any), here’s how much you would pay under each of the three scenarios posed:
Leaders, Leaders Access, Leaders Plus, Leaders Outlook, Leaders Select, Leaders / Chase, Leaders Select, Leaders Select Outlook, Leaders Platinum, Leaders Platinum Outlook, and Huntington Leaders:

(1)	If you Surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$1,139	$2,137	$2,951	$4,988
Access	$544	$1,627	$2,703	$5,365
Plus	$1,268	$2,335	$3,307	$5,324
Outlook	$1,177	$2,064	$2,680	$5,324

(2)	If you annuitize at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$316	$1,313	$2,310	$4,805
Access	$362	$1,445	$2,521	$5,183
Plus	$357	$1,430	$2,498	$5,142
Outlook	$357	$1,430	$2,498	$5,142

(3)	If you do not Surrender your Contract:

	1 year	3 years	5 years	10 years
Core	$498	$1,496	$2,493	$4,988
Access	$544	$1,627	$2,703	$5,365
Plus	$539	$1,612	$2,680	$5,324
Outlook	$539	$1,612	$2,680	$5,324

Huntington Leaders Outlook:

(1)	If you Surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$1,177	$2,245	$3,128	$5,324
Outlook	$1,144	$1,980	$2,544	$5,076

(2)	If you annuitize at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$357	$1,430	$2,498	$5,142
Outlook	$403	$1,421	$2,437	$4,970

(3)	If you do not Surrender your Contract:

	1 year	3 years	5 years	10 years
Core	$539	$1,612	$2,680	$5,324
Outlook	$510	$1,528	$2,544	$5,076

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Financial Information
When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the SAI. To receive a copy of the SAI free of charge, call your investment professional or contact us.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

3.	General Information
The Company
We are a stock life insurance company. Talcott Resolution Life Insurance Company (formerly "Hartford Life Insurance Company") is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution Life and Annuity Insurance Company ("formerly Hartford Life and Annuity Insurance Company") is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company is a subsidiary of Talcott Resolution Life Insurance Company. Our corporate offices are located in Windsor, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Talcott Resolution Life Insurance Company only) and/or state insurance departments. For example, Talcott Resolution Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for Contracts issued in Massachusetts.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition

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of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. Please contact us to obtain a copy of the prospectuses for each Fund. Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account

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may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2018, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford HLS Funds, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2018, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2018, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Fixed Accumulation Feature
As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts. Any Contract Value currently invested in the Fixed Accumulation Feature may remain.
The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature as of October 4, 2013.
Important Information You Should Know: This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the 1933 Act and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the SEC has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures. The Fixed Accumulation Feature is not offered in all Contracts and is not available in all states.
Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. Non-forfeiture rate vary from state to state. We reserve the right to

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prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. The Fixed Accumulation Feature interest rates may vary by State. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.

4.	Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5.	The Contract

a.	Purchases and Contract Value
Who could buy this Contract?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

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•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.
We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan.
How was this Contract Purchased?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
We will not accept Premium Payments in the aggregate of $1 million or more unless we provide prior approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of the Premium Payments:

•	if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

•	for all applications where the Owner or joint Owner are non-resident aliens.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Description of the Right to Cancel provision that applied when you purchased your Contract
If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.

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How are Premium Payments applied to your Contract?
If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

For Plus contracts only, we add an additional sum to your Account Value equal to 4% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 5% of the Premium Payment if cumulative Premium Payments are $50,000 or more. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk charges and a larger CDSC extending over a longer period of time. We expect to make a profit from bonus charges. Payment Enhancements will be recaptured if you:
•    Cancel your Contract during any "Right to Examine" period
•    Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.
•    Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.
There could be circumstances where you may be worse off if you purchased a Plus Contract than other Contract variations. For example, if the Contract is cancelled during the free look period, we recapture any Payment Enhancement(s) that have been credited to your Contract. If state law provides that Contract Value is returned on a free look, and if the performance of the applicable Sub-Accounts has been negative during that period, we will return the Contract Value less the Payment Enhancement(s). The negative performance associated with the Payment Enhancement(s) will reduce the Contract Value more than if the Payment Enhancement(s) had not been applied.

How is the value of your Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.
When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

•
Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.
What other ways can you invest?
You may enroll in the following features (sometimes called a “Program”) for no additional fee subject to availabiIity. Not all Programs are available with all Contract variations.

•	InvestEase
This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.

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•	Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix I for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your investment professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging
We offer two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program. Please note that no additional Premium Payments or Account Value may be allocated to the Fixed Accumulation Feature as of October 4, 2013.
Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into

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another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

•	Automatic Income Program
This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments or, if an optional withdrawal benefit is elected, up to the allowable limit under the rider, each Contract Year without a CDSC, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and rider limit, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 8 and 9 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

•	Other Program considerations

•	You may terminate your enrollment in any Program at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

•	any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund (subject to applicable state law).
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract.

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Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.
Can you transfer from one Sub-Account to another?
Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.
What Happens When you Request a Sub-Account Transfer?
Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine transfer-out requests and transfer-in requests. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of twenty Sub-Account transfers each Contract Year (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twentieth transfer request, our computer system will not allow you

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to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.
The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this Transfer Limit. Restrictions may vary based on state law.
We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.
Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.
We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.
In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

•	Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

•
Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

•	A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants’ account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions.

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This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

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30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
If you elect the Deferral Option, at least 80% of your Contract Value must be invested in Sub-Accounts on the original Annuity Commencement Date. That is, no more than 20% of the Contract Value may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Request Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be reconfirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the end of the Valuation Day you made the transfer request.

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We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

b.	Charges and Fees
Mortality and Expense Risk Charge
We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.
The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.
The following table describes Mortality & Expense Risk charges:

Access	1.50%
Core	1.05%
Plus	1.45%
Outlook	1.45%
Annual Maintenance Fee
The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam line of variable annuity Contracts with the Contracts when we combine Contract Value for purposes of this waiver.

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Administrative Charge
We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Sales Charges
This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core, Outlook and Plus Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:
1st - from earnings,
2nd - from Premium Payments not subject to a CDSC,
3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,
4th - from Payment Enhancements (Plus Contracts only).
The following Surrenders are NOT subject to a CDSC:

•
Annual Withdrawal Amount (AWA) - Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

•	Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

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If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

✓	facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;
✓	facility certified by Medicare as a hospital or long-term care facility; or
✓	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.
For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 90 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

•	Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

•
Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

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For Required Minimum Distributions (RMDs) - This allows Annuitants who are age 70½ or older, with a Contract held under an IRA, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year’s RMD for that Contract Year. All requests for RMDs must be in writing.

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•
For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

•	Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

•	Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.
Charges Against the Funds
Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses and the Synopsis.
Charges if you Elect the Annuity Commencement Date Deferral Option
If you elect the Deferral Option, then upon the original Annuity Commencement Date, the Principal First rider as well as all other living benefits and optional death benefits are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

c.	Surrenders
What kinds of Surrenders are available?
Before the Annuity Commencement Date:
Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
See the prospectus supplement dated May 1, 2014 for a description of the Enhanced Surrender Value Offer (2014) available for a limited period of time to certain Contract Owners. The Enhanced Surrender Value Offer made to certain Contract Owners beginning in January 2013 was terminated on February 28, 2014.
Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.
Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.
There are several restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to us. As of October

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4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
See section 6 and Appendices D - G for information regarding the impact of Surrenders to Death Benefits and optional benefits.
After the Annuity Commencement Date:
Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.
We will deduct any applicable CDSCs.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do you request a Surrender?
See the prospectus supplement dated May 1, 2014 for a description of the Enhanced Surrender Value Offer (2014) for certain eligible Contract Owners.
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

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Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. Consult your personal tax adviser to determine whether a Surrender is permissible, with or without federal income tax penalty.
More than one Contract issued in the same calendar year - If you own more than one Contract issued by us in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.
Annuity Commencement Date Deferral Option
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined below. If you elect the Deferral Option, you may defer your Annuity Commencement Date to the Annuitant’s 100th birthday.
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), and which will begin at least ninety days before your Annuity Commencement Date, you may choose any of the available options.
We may withdraw the Deferral Option at any time.
If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You own one or more eligible contracts issued by Talcott Resolution Life Insurance Company or Talcott Resolution Life and Annuity Insurance Company

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The Deferral Option is not available if you have elected any of the following living benefit riders: Lifetime Income Builder, Lifetime Income Builder II, Lifetime Income Foundation, Lifetime Income Builder Portfolios, Lifetime Income Builder Selects;

•	You have not elected the Deferral Option previously;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	The state in which your Contract was issued has approved the Deferral Option rider;

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We must receive your signed Annuity Commencement Date Deferral Option Request Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Request Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•	The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday); and

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•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
As you approach your Annuity Commencement Date if you have questions about whether or not this option is available in your state, please call us at 1-800-862-6668.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, the following changes to your contract will occur on your Annuity Commencement Date:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

•	All living benefit riders and all optional Death Benefit riders and their associated fees will terminate. No previously paid fees will be refunded. Specifically:

•
The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•
The Principal First rider including any guaranteed income benefit, death benefit settlement option and any annuitization option under the rider (i) will be terminated in their entirety; (ii) the charge for the rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If you are receiving Automatic Income Payments under the Principal First rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. The contract minimum is generally $500, but varies by state and may be changed in the future in our sole discretion, with notice to you. The minimum may be obtained by calling us at 1-800-862-6668;

•	No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

•
At least 80% of your Contract Value must be invested in Sub-Accounts. That is, no more than 20% of your Contract Value may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Request Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the Annuity Commencement Date. The Contract Value is calculated on the Valuation Day immediately before the transfer;

•
Similarly, if there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the Annuity Commencement Date;

•
The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date;

•	If you elect the Deferral Option, premium taxes, if not previously deducted, will be deducted on your Deferred Annuity Commencement Date and not on your Annuity Commencement Date; and

•	If you choose the Deferral Option, full and partial Surrenders may be made up to the Deferred Annuity Commencement Date.
The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.

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•
If you elect the Deferral Option and if your Spouse continues the Contract after the Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.

•
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.

•
Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.

Please note that if you elect the Deferral Option, then, after your Annuity Commencement Date, the Contract terms described above will be modified. All inconsistent terms set forth in this Prospectus will not apply after your Annuity Commencement Date.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•
It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

•
Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value, the loss of all living benefits and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

•
Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate The Principal First rider or reverse any other changes made to your Contract on the Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

•
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

d.	Annuity Payouts
When you “annuitize” your Contract, you begin the process of converting Accumulation Units in what is known as the “payout phase.” The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

•	When do you want Annuity Payouts to begin?

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•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your investment professional to select the Annuity Payout Option that best meets your income needs.
When do your Annuity Payouts begin?
Your Annuity Commencement Date cannot be earlier than:

✓	2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout
✓	Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

✓	Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)
✓	10th Contract Year (subject to state variation)
✓
The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension request) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section below. If you elect the Deferral Option, you may defer your Annuity Commencement Date the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.

•
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with a ten year period certain.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

•	Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

•	Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

•	Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value

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will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

•	Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

•	Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A CDSC, if applicable, may be deducted.
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.
Automatic Annuity Payouts
If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.
How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

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•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.
Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

•	Fixed Dollar Amount Annuity Payouts
Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

•	Variable Dollar Amount Annuity Payouts
Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return (“AIR”).
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.
The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.
You can select one of the following AIRs offered, subject to state variations:

AIR	Annuity Unit Factor	AIR	Annuity Unit Factor	AIR	Annuity Unit Factor
3%	0.999919	5%	0.999866	6%	0.999840
The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.
After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before

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the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

•	Combination Annuity Payout
You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

e.	Standard Death Benefits
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value (including any Payment Enhancements, if applicable) or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.
The calculated Death Benefit will remain invested according to the Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Adjustments for Surrenders
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is the dollar amount of the partial Surrender that does not exceed 10% of Premium Payments, and the adjustment for the remaining portion of the partial Surrender is a factor applied to the portion of Premium Payments that exceed 10% of Premium Payments, as follows:
1 - (A/(B−C)) where:
A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B = Contract Value immediately prior to the partial Surrender.
C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.
For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:
1 - (A/B) where:
A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B = Contract Value immediately prior to the partial Surrender.
A partial Surrender that exceeds 10% will cause a proportionate reduction in your Death Benefit. See Examples 1 and 2 under Standard Death Benefit in Appendix A.
Additional Information about Death Benefits
We reserve the right to treat all deferred variable annuities that you buy from us as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us will never exceed:

a.	the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.	the aggregate Contract Value plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

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In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Talcott Resolution Pathways Program” (formerly "Safe Haven"). Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to the Talcott Resolution Pathways Program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws . For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Talcott Resolution Pathways Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.
The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner’s death.
If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

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Spousal Contract Continuation - If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate. If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

6.	Optional Death Benefits
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option in the Annuity Payouts section for more information.

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a.	MAV Plus
Objective
Refund net Premium Payments as well as some percentage of any Contract Value gains.
How does this rider help achieve this goal?
The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider. See Examples 1 and 2 under MAV Plus in Appendix A.
The MAV Plus Death Benefit is the greatest of A, B, C or D, where:

A =	Contract Value (including any Payment Enhancements, if applicable) on the date we receive due proof of death.

B =	Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C =
Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.
For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is first made on a dollar-for-dollar basis up to 10% of Premium Payments and then the adjustment with respect to the amounts over 10% of Premium Payments is based on the following formulas:
1 − (A/(B−C)) where:

A =	partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

B =	Contract Value immediately prior to the partial Surrender.

C =	10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.
For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:
1 − (A/B) where:

A =	partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

B =	Contract Value immediately prior to the partial Surrender.
Please refer to the examples in Appendix A for illustrations of this adjustment.

D =	Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

•	If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

•
If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.
The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

•	the Contract Value on the date this rider was added to your Contract; plus

•	Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

•	any adjustments for partial Surrenders.

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If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.
When can you buy this rider?
The MAV Plus rider is closed to new investors (including existing owners). You could elect this rider only at the time of issue and your choice is irrevocable.
Does electing this rider forfeit your ability to buy other riders?
No.
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.
Does the Benefit Amount/Payment Base change under this rider?
No. This rider is not affected by the Benefit Amount or Payment Base.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No.
Is this rider designed to pay you Death Benefits?
Yes.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No.
What happens if I choose the Annuity Commencement Date Deferral option?
The MAV Plus rider terminates as of your original Annuity Commencement Date and is not in effect after your original Annuity Commencement Date.
What effect do partial or full Surrenders have on your benefits under this rider?
Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.
What happens if you change ownership?
Except as prohibited by state law, we reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your contract rights?
Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.
What happens if you annuitize your Contract?
This rider will be terminated and the fee will no longer be assessed.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No.
Can we aggregate contracts?
Yes. We reserve the right to treat all deferred variable annuities that you buy from us as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us will never exceed:

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a.	the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.	the aggregate Contract Value plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	This rider is not available in all states or is named differently in those states.

•	If your Contract has no gain, your Beneficiary will receive no additional benefit.

•	A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

•	This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

•	Annuitizing your Contract will cause this rider to terminate.
7. Miscellaneous

a.	Glossary
Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a CDSC. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.
Benefit Amount: The basis used to determine the maximum payout guaranteed under Principal First.
Benefit Payment: The maximum guaranteed amount that may be withdrawn each Contract Year under The Principal First. A Benefit Payment constitutes a partial Surrender.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

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Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Covered Life: The governing life or lives used for determining the Lifetime Withdrawal Feature (may also be referred to as "Lifetime Withdrawal Benefit") under Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Builder Portfolios.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Eligible Withdrawal Year: As used in Lifetime Income Foundation and Lifetime Income Builder II, any Contract Year following the Relevant Covered Life’s 60th birthday.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. The Fixed Accumulation Feature was not offered in all Contracts and is not available in all states. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for Contracts issued in Massachusetts.
Fund: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a “Sub-Account”.
General Account: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Lifetime Benefit Payment: The maximum guaranteed amount that can be withdrawn each year pursuant to Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects or Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (Lifetime Income Foundation and Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (Lifetime Income Builder Selects and Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of Lifetime Income Foundation, Lifetime Income Builder II and Lifetime Income Builder Selects a Lifetime Benefit Payment is the greater of (a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as “Guaranteed Withdrawal”) or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as “Withdrawal Available”).
Lifetime Income Eligibility Date: Under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59½, at which point Lifetime Benefit Payments can begin.
Lifetime Withdrawal Feature: Under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Maximum Contract Value: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

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Minimum Contract Value: Subject to state variations, the Minimum Contract Value we establish from time to time.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
1933 Act: The Securities Act of 1933, as amended.
1934 Act: The Securities Exchange Act of 1934, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Payment Base: The amount used to determine the Lifetime Benefit Payments for Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when Lifetime Income Builder II, Lifetime Income Builder Selects or Lifetime Income Builder Portfolios has been elected. In Lifetime Income Builder Selects and Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company-sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of Lifetime Income Foundation or Lifetime Income Builder II.
Payment Enhancement: An amount we credit to your Contract Value at the time a Premium Payment is made for “Plus” Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.
Premium Payment: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements, etc.).
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Relevant Covered Life: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, “attained age” means the chronological age of the Relevant Covered Life as of the applicable measuring point.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your “Sub-Account”.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Threshold: For the purposes of Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (Lifetime Income Foundation and Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (Lifetime Income Builder Selects and Lifetime Income Builder Portfolios). For the purposes of these optional riders, this percentage used to determine your Threshold amount is 5% (Single Life Election) or 4½% (Joint/Spousal Election) of the Payment Base.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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We, us or our: Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company, as the case may be.
Withdrawal Percent: The multiplier used in calculating Lifetime Benefit Payments under Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Builder Portfolios.
You: The Owner including any joint Owner(s). We do not capitalize “you” or “your” in this prospectus.

b.	State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state’s variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Alabama - The Fixed Accumulation Feature is not available.
California - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. The assignment restrictions on the living benefits and Death Benefits do not apply.
Connecticut - There are no investment restrictions for Lifetime Income Builder II and Lifetime Income Foundation. Contract aggregation provisions do not apply to Lifetime Income Builder Selects, Lifetime Income Builder Portfolios. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. The assignment restrictions on the living benefits and Death Benefits do not apply.
Florida - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. Lifetime Income Builder Selects, Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.
Georgia - Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).
Illinois - Lifetime Income Builder Selects, Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for Lifetime Income Builder Selects, Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect Lifetime Income Builder Selects, Lifetime Income Builder Portfolios.
Massachusetts - We will accept subsequent Premium Payments only until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later (Core Contracts); or until the Annuitant’s 66th birthday or the sixth Contract Anniversary, whichever is later (Outlook Contracts). The Nursing Home Waiver is not available. The Fixed Accumulation Feature investment restrictions do not apply to investors.
Minnesota - MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead.
New Jersey - There are no investment restrictions for Lifetime Income Builder II and Lifetime Income Foundation. The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The contract aggregation provisions of Lifetime Income Builder Selects and Lifetime Income Builder Portfolios are not applicable. The Nursing Home Waiver is not available.
New York - There are no investment restrictions for Lifetime Income Builder II, Lifetime Income Builder Selects and Lifetime Income Foundation. A Contract issued by Talcott Resolution Life and Annuity Insurance Company is not available in New York. The rider charge for Lifetime Income Builder Selects and Lifetime Income Builder Portfolios are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect Lifetime Income Builder Selects, Lifetime Income Builder Portfolios. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. The assignment restrictions on the living benefits and Death Benefits do not apply.

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Ohio - The Fixed Accumulation Feature is not available.
Oklahoma - The only AIRs available are 3% and 5%.
Oregon - There are no investment restrictions for Lifetime Income Builder. We will accept subsequent Premium Payments until the third Contract Anniversary (Core). We will accept subsequent Premium Payments until the sixth Contract Anniversary (Outlook). You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.
Pennsylvania - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.
Washington - MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year (Core, Outlook and Plus Contracts). The rider charge for Lifetime Income Builder Selects, Lifetime Income Builder Portfolios, Lifetime Income Builder II and Lifetime Income Foundation is only deducted from the Sub-Accounts. The Fixed Accumulation is not available if you elected Lifetime Income Builder Selects, Lifetime Income Builder Portfolios, Lifetime Income Builder II or Lifetime Income Foundation (Core, Outlook, and Plus Contracts).

c.	More Information
Ownership Changes - Except as prohibited by state law, we reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits. If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Assignment - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.
Speculative Investing - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.
Medicaid Benefits - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient’s estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient’s surviving Spouse).

39

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.
Certain asset and/or trust transfers (or a “spend down” of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.
Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.
This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.
d. Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
e. Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

f.	How Contracts Were Sold
We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. ("TDC") under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2018. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.

Core Contracts may have been sold directly to the following individuals free of any commission (“Employee Gross-Up”): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent; and 2) employees and investment professionals (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

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We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

•	Commissions
Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional’s compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.
Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

•	Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide in force Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for in force Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
In force Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
During 2018, we made Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities pursuant to contractual arrangements:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond

41

James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
During 2018, we had arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2018, Additional Payments did not in the aggregate exceed approximately $14.2 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $12,713.

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Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statement

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Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account

APP TAX-1

are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon exceeding certain income thresholds.

a.	Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

APP TAX-2

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

APP TAX-3

d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

APP TAX-4

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges.

3.	Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such

APP TAX-5

regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.

APP TAX-6

G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2009-59. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides

APP TAX-7

only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral

APP TAX-8

contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

APP TAX-9

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($19,000 for 2019). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).

APP TAX-10

5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.	Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.

APP TAX-11

b.	RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

APP TAX-12

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

APP TAX-13

Appendix A — Examples
Table of Contents

Page
Standard Death Benefit	APP A-2
Lifetime Income Builder Selects and Lifetime Income Builder Portfolios	APP A-2
Principal First	APP A-13
Lifetime Income Foundation	APP A-14
Lifetime Income Builder II	APP A-17
MAV Plus	APP A-22
Annuity Commencement Date Deferral Option	APP A-23

APP A-1

Standard Death Benefit
Example 1
Assume that:

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $8,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403.
The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000.
The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for dollar adjustment to get $140,000. The proportional factor is 1 - ($50,000/$140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.
Lifetime Income Builder Selects and Lifetime Income Builder Portfolios
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Threshold	$5,000	$5,000
	5% of your Payment Base	5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Threshold	$4,500	$4,500
	4.5% of your Payment Base	4.5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment

APP A-2

Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Withdrawal Percent	5%	5%
	Based on your age	Based on your age
Lifetime Benefit Payment	$5,000	$5,000
	5% of your Payment Base	5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Example 4: Assume the same contract issue facts as Example 3 (Single Life), however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000. Your Contract Value upon attaining age 70 is $105,500.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Lifetime Benefit Payment	$6,330	$6,300
	Withdrawal Percent multiplied by the greater of your Payment Base or Contract Value upon attaining age 70	Withdrawal Percent multiplied by your Payment Base
You take a partial Surrender of $6,000, values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Withdrawal Percent	6%(1)	6%(1)
Lifetime Benefit Payment	$330	$300
	Remaining for Contract Year	Remaining for Contract Year
Contract Value after the withdrawal	$99,000	$99,000
Guaranteed Minimum Death Benefit	$94,000	$94,000
	Prior Death Benefit reduced by the withdrawal	Prior Death Benefit reduced by the withdrawal
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Withdrawal Percent	4.5%	4.5%
	Based on your age	Based on your age
Lifetime Benefit Payment	$4,500	$4,500
	4.5% of your Payment Base	4.5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment

(1)
The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

APP A-3

Example 6: Assume the same contract issue facts as Example 5 (Joint/Spousal), however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the Contract Year is $110,000. Your Contract Value upon attaining age 70 is $111,000.

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$110,000	$110,000
Lifetime Benefit Payment	$6,105	$6,050
	Withdrawal Percent multiplied by the greater of your Payment Base or Contract Value upon attaining age 70	Withdrawal Percent multiplied by your Payment Base
You take a partial Surrender of $6,000, values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$110,000	$110,000
Withdrawal Percent	5.5% (1)	5.5%(1)
Lifetime Benefit Payment	$105	$50
	Remaining for Contract Year	Remaining for Contract Year
Contract Value after the withdrawal	$105,000	$105,000
Guaranteed Minimum Death Benefit	$94,000	$94,000
	Prior Death Benefit reduced by withdrawal	Prior Death Benefit reduced by the withdrawal
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $95,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$5,000	$5,000
Guaranteed Minimum Death Benefit	$100,000	$100,000
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Prior Payment Base reduced by withdrawal	Prior Payment Base reduced by withdrawal
Withdrawal Percent	5%(1)	5%(1)
Threshold	$4,000	$4,000
	Remaining for the Contract Year	Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Prior Death Benefit reduced by the withdrawal	Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	The ratio is the Contract Value ($95,000) divided by your current Payment Base ($99,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 4%, subject to minimum of 0%, No change to the Payment Base	Your current Payment Base

APP A-4

Threshold	$4,950	$4,950
	5% of your Payment Base	5% of your Payment Base
Rider Charge	$841.50	$1,138.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	No change due to anniversary processing	No change due to anniversary processing
Example 8: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $105,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$5,000	$5,000
Guaranteed Minimum Death Benefit	$100,000	$100,000
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Prior Payment Base reduced by withdrawal	Prior Payment Base reduced by withdrawal
Withdrawal Percent	5%(1)	5%(1)
Threshold	$4,000	$4,000
	Remaining for the Contract Year	Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Prior Death Benefit reduced by the withdrawal	Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
	The ratio is the Contract Value ($105,000) divided by your current Payment Base ($99,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 6%, subject to minimum of 0% and maximum of 10%	Your current Payment Base
Threshold	$5,250	$5,250
	5% of your Payment Base	5% of your Payment Base
Rider Charge	$892.50	$1,207.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	No change due to anniversary processing	No change due to anniversary processing

APP A-5

Example 9: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $95,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$4,500	$4,500
Guaranteed Minimum Death Benefit	$100,000	$100,000
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Prior Payment Base reduced by withdrawal	Prior Payment Base reduced by withdrawal
Withdrawal Percent	4.5%(1)	4.5%(1)
Threshold	$3,500	$3,500
	Remaining for the Contract Year	Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Prior Death Benefit reduced by the withdrawal	Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	The ratio is the Contract Value ($95,000) divided by your current Payment Base ($99,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 4%, subject to minimum of 0%, No change to the Payment Base	Your current Payment Base
Threshold	$4,455	$4,455
	4.5% of your Payment Base	4.5% of your Payment Base
Rider Charge	$841.50	$1,138.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	No change due to anniversary processing	No change due to anniversary processing
Example 10: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, the Contract Value after the payment is $121,000.
Values prior to the Premium Payment:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
Threshold	$4,950	$4,950
Guaranteed Minimum Death Benefit	$99,000	$99,000

APP A-6

Values after the Premium Payment:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$119,000	$119,000
	Prior Payment Base increased by the Premium Payment	Prior Payment Base increased by the Premium Payment
Threshold	$6,050	$5,950
	Withdrawal Percent multiplied by the greater of your current Payment Base or Contract Value	Withdrawal Percent multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$119,000	$119,000
	Prior Death Benefit increased by the Premium Payment	Prior Death Benefit increased by the Premium Payment
Example 11: Assume the same facts as Example 9 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, the Contract Value after the payment is $125,000.
Values prior to the Premium Payment:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
Threshold	$4,455	$4,455
Guaranteed Minimum Death Benefit	$99,000	$99,000
Values after the Premium Payment:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$119,000	$119,000
	Prior Payment Base increased by the Premium Payment	Prior Payment Base increased by the Premium Payment
Threshold	$5,625	$5,355
	Withdrawal Percent multiplied by the greater of your current Payment Base or Contract Value	Withdrawal Percent multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$119,000	$119,000
	Prior Death Benefit increased by the Premium Payment	Prior Death Benefit increased by the Premium Payment
Example 12: Assume the older Covered Life is 74 (Single Life). Assume the owner makes the first partial Surrender under the Contract of $3,000 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000.
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Partial Surrender did not exceed the Lifetime Benefit Payment	Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	6%(1)	6%(1)
Lifetime Benefit Payment	$300	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
	Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Available Lifetime Benefit Payment was 6% multiplied by the Payment Base on the Contract Anniversary
	Available Lifetime Benefit Payment was $3,300	Available Lifetime Benefit Payment was $3,000
Guaranteed Minimum Death Benefit	$47,000	$47,000

APP A-7

Prior Death Benefit reduced by the partial Surrender	Prior Death Benefit reduced by the partial Surrender
Example 13: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $2,750 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000.
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Partial Surrender did not exceed the Lifetime Benefit Payment	Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	5.5%(1)	5.5%(1)
Lifetime Benefit Payment	$275	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
	Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Available Lifetime Benefit Payment was 5.5% multiplied by the Payment Base on the Contract Anniversary
	Available Lifetime Benefit Payment was $3,025	Available Lifetime Benefit Payment was $2,750
Guaranteed Minimum Death Benefit	$47,250	$47,250
	Prior Death Benefit reduced by the partial Surrender	Prior Death Benefit reduced by the partial Surrender
Example 14: Assume the same facts as Example 12 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Partial Surrender did not exceed the Lifetime Benefit Payment	Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	6%	6%
Lifetime Benefit Payment	$300	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
	Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Available Lifetime Benefit Payment was 6% multiplied by the Payment Base on the Contract Anniversary
	Available Lifetime Benefit Payment was $3,300	Available Lifetime Benefit Payment was $3,000
Guaranteed Minimum Death Benefit	$47,000	$47,000
	Prior Death Benefit reduced by the partial Surrender	Prior Death Benefit reduced by the partial Surrender
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$49,323	$49,038
	Proportional reduction: 1-($700/($52,000-$300)	Proportional reduction: 1-($1000/$52,000)
Lifetime Benefit Payment	$0	$0

APP A-8

	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
Guaranteed Minimum Death Benefit	$46,068	$46,096
	Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above	Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above
Example 15: Assume the same facts as Example 13 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Values prior to the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
Withdrawal Percent	5.5%	5.5%
Lifetime Benefit Payment	$275	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
	Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Available Lifetime Benefit Payment was 5.5% multiplied by the Payment Base on the Contract Anniversary
	Available Lifetime Benefit Payment was $3,025	Available Lifetime Benefit Payment was $2,750
Guaranteed Minimum Death Benefit	$47,250	$47,250
Values after the partial Surrender:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$48,230	$47,959
	Proportional reduction: 1-($1,725/($49,000-$275)	Proportional reduction: 1-($2,000/$49,000)
Lifetime Benefit Payment	$0	$0
	Remaining Lifetime Benefit Payment for the Contract Year	Remaining Lifetime Benefit Payment for the Contract Year
Guaranteed Minimum Death Benefit	$45,312	$45,321
	Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above	Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above

Example 16: Assume the same facts as Example 1 (Single Life). Now assume you have reached your first Contract Anniversary. Your Contract Value on the Contract Anniversary is $115,000.
Values prior to the Contract Anniversary:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Threshold	$5,000	$5,000
	5% of your Payment Base	5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment

APP A-9

Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$110,000	$115,000
	The ratio is the Contract Value ($115,000) divided by your current Payment Base ($100,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 15%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Your current Payment Base
Threshold	$5,500	$5,750
	5% of your Payment Base	5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	No change due to anniversary processing	No change due to anniversary processing
Example 17: Assume the same facts as Example 2 (Joint/Spousal). Now assume you have reached your first Contract Anniversary. Your Contract Value on the anniversary is $115,000.
Values prior to the Contract Anniversary:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Threshold	$4,500	$4,500
	4.5% of your Payment Base	4.5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Equal to your initial Premium Payment	Equal to your initial Premium Payment
Values after the Contract Anniversary:

Payment Base	$110,000	$115,000
	The ratio is the Contract Value ($115,000) divided by your current Payment Base ($100,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 15%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Your current Payment Base
Threshold	$4,950	$5,175
	4.5% of your Payment Base	4.5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	No change due to anniversary processing	No change due to anniversary processing
Example 18: Spousal Contract Continuation(Single Life)
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.
Values upon Spousal Continuation:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$150,000	$150,000
	Equal to the Contract Value on date of continuation	Equal to Contract Value on date of continuation
Withdrawal Percentage	6%	6%
	Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation	Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation

APP A-10

Lifetime Benefit Payment	$9,000	$9,000
	Withdrawal Percent multiplied by the Payment Base on date of continuation	Withdrawal Percent multiplied by the Payment Base on date of continuation
Guaranteed Minimum Death Benefit	$150,000	$150,000
	Equal to Contract Value on date of continuation	Equal to Contract Value on date of continuation
Example 19: Spousal Contract Continuation (Joint/Spousal)
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.
Values upon Spousal Contract Continuation:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$150,000	$150,000
	Greater of Contract Value or Payment Base on date of continuation	Greater of Contract Value or Payment Base on date of continuation
Withdrawal Percentage	5.5%	5.5%
	Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation	Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation
Lifetime Benefit Payment	$8,250	$8,250
	Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on date of continuation	Withdrawal Percent multiplied by Payment Base on date of continuation
Guaranteed Minimum Death Benefit	$150,000	$150,000
	Equal to Contract Value on date of continuation	Equal to Contract Value on date of continuation
Example 20: Withdrawal Percent Increase; Assume the same contract issue facts as Example 4 (Single Life). Your Withdrawal Percent is 6%, which was based on your age (70) at the time of first withdrawal. Your Lifetime Benefit Payment prior to the contract anniversary is $6,300. You are now age 75 and your anniversary is being processed. Your Contract Value on anniversary is $117,000.
Values prior to the Anniversary:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Withdrawal Percent	6%	6%
Lifetime Benefit Payment	$6,300	$6,300
Guaranteed Minimum Death Benefit	$94,000	$94,000
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$115,500	$117,000
	The ratio is the Contract Value ($117,000) divided by your current Payment Base ($105,000), less 1	Greater of the Contract Value prior to the rider charge being taken, or
	Resulting in 11%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Your current Payment Base
Withdrawal Percent	6.5%	6.5%
	Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased	Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased
Lifetime Benefit Payment	$7,507.50	$7,605
Rider Charge	$977.50	$1,345.50

APP A-11

	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$94,000	$94,000
	No change due to anniversary processing	No change due to anniversary processing
Example 21
Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000
Client takes a partial Surrender of $2,000 (within rider limit)
New Contract Value = $1,000

•	Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

•	Contract Value is transferred to approved investment program

•	We will no longer accept subsequent Premium Payments

•	We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

•	The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

•	We will waive the Annual Maintenance Fee and rider fee

•	Benefit Increases will no longer be applied
NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.
Example 22
Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000
Client takes a partial Surrender of $2,800 (exceeds rider limit)
New Contract Value = $200

•	Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

•	Contract is fully liquidated
Example 23: Automatic Payment Base Increase to Relevant Covered Life Attained age 90. Assume that you select a Single Life option. Your Withdrawal Percentage is 7.5%, which is based on your age (85) at the time of your first withdrawal. Your Lifetime Benefit Payment prior to contract anniversary is $7,500. You are now age 90 and your anniversary is being processed. Your Contract Value on your anniversary is $120,000.
Values prior to anniversary:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Withdrawal Percentage	7.5%	7.5%
Lifetime Benefit Payment	$7,500	$7,500
Guaranteed Minimum Death Benefit	$92,500	$92,500
Values after the anniversary processing:

Feature	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
Payment Base	$110,000	$120,000
	The ratio is the Contract Value ($120,000) divided by current Payment Base ($100,00), less 1 results in 20%, capped at 10%	Greater of the Contract Value prior to the rider charge being taken, or Your Payment Base
Withdrawal Percentage	8%	8%

APP A-12

	Due to the automatic increase and client reaching a new age band, the Withdrawal Percentage has increased	Due to the automatic increase and client reaching a new age band, the Withdrawal Percentage has increased
Lifetime Benefit Payment	$8,800	$9,600
Rider Charge	$935	$1,380.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$92,500	$92,500
	No change due to anniversary processing	No change due to anniversary processing
Example 24: Deferral Illustration. Assume that on your birthday in September 2008 you are 60. You purchase the Contract in November 2008 and select Lifetime Income Builder Portfolios with the Single Life option. Assume no growth in Contract Value.

Feature	No partial Surrenders in first 5 years of the rider	Partial Surrender in second year of the rider
Withdrawal Percentage at issue	5%	5%
Payment Base at issue	$100,000	$100,000
Lifetime Benefit Payment at issue	$5,000	$5,000
Withdrawal Percentage on birthday in September 2013 when Relevant Covered Life is age 65	Increased to 5.5%	Remains at 5%
Payment Base on birthday	$100,000	$100,000
	No change due to birthday	No change due to birthday
Lifetime Benefit Payment on birthday	Increased to $5,500	Remains at $5,000
Anniversary in November 2013 - Contract Value is less than current Payment Base, so there is no change to the Payment Base	$100,000	$100,000
Withdrawal Percentage	5.5%	5%
Lifetime Benefit Payment	$5,500	$5,000
Principal First
Example 1: Assume you select this rider when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

APP A-13

Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” this rider after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.
Lifetime Income Foundation
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 5%, which is based on your age.

•	Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 4: Assume the same contract issue facts as Example 3, however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value on the most recent Contract Anniversary is $105,000.

•
Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value on the most recent Contract Anniversary and your Payment Base.

•	You take a partial Surrender of $6,000.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $300.

•	Your Contract Value after the withdrawal is $99,000.

APP A-14

•	Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 4.5%, which is based on your age.

•	Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 6: Assume the same contract issue facts as Example 5, however your first partial Surrender at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value on the most recent Contract Anniversary is $106,500.

•
Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value on the most recent Contract Anniversary and your Payment Base.

•	You take a partial Surrender of $5,500.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

•	Your Contract Value after the withdrawal is $101,000.

•	Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $5,000.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for this rider is 0.30% of the Payment Base.

•	$99,000 × 0.30% = $297, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 8: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $4,500.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for this rider is 0.30% of the Payment Base.

•	$99,000 × 0.30% = $297, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 9: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,950.

•	Your Guaranteed Minimum Death Benefit is $99,000.

APP A-15

After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,950, which is 5% of the greater the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Payment or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 10: Assume the same facts as Example 8 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,455.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,355, which is 4.5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 11: Assume the older Covered Life is 74 (Single Life). Assume the Owner makes the first partial Surrender under the Contract of $3,300 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 6% multiplied by the greater of the Payment Base or Contract Value, or $3,300.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 6% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender
Example 12: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $3,025 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 5.5% multiplied by the greater of Payment Base or Contract Value, or $3,025.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 5.5% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 13: Assume the same facts as Example 11 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 6%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700.
After the partial Surrender:

•
Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

APP A-16

•
Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 14: Assume the same facts as Example 12 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 5.5%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975.
After the partial Surrender:

•
Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.
Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.
Lifetime Income Builder II
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 5%, which is based on your age.

•	Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 4: Assume the same contract issue facts as Example 3, however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000.

•
Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $6,000.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $300.

•	Your Contract Value after the withdrawal is $99,000.

•	Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 4.5%, which is based on your age.

•	Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

APP A-17

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 6: Assume the same contract issue facts as Example 5, however your first partial Surrender at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the year is $106,500.

•
Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $5,500.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

•	Your Contract Value after the withdrawal is $101,000.

•	Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $5,000.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($95,000/$100,000) – 1 = –.05 subject to the minimum of 0%.

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for this rider is 0.75% of the Payment Base after the automatic increase calculation.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 8: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $4,500.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($95,000/$100,000) – 1 = -.05 subject to the minimum of 0%.

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for this rider is 0.75% of the Payment Base after the automatic increase calculation.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 9: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,950.

•	Your Guaranteed Minimum Death Benefit is $99,000.

APP A-18

After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,950, which is 5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 10: Assume the same facts as Example 8 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,455.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,355, which is 4.5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 11: Assume the older Covered Life is 74 (Single Life). Assume the owner makes the first partial Surrender under the Contract of $3,300 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 6% multiplied by the greater of the Payment Base or Contract Value, or $3,300.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 6% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 12: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $3,025 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 5.5% multiplied by the greater of Payment Base or Contract Value, or $3,025.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 5.5% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 13: Assume the same facts as Example 11 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 6%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700.
After the partial Surrender:

•
Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP A-19

Example 14: Assume the same facts as Example 12 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Prior to the partial Surrender:
•Your Payment Base is $50,000.
•Your Withdrawal Percent was previously locked in at 5.5%.
•Your remaining Lifetime Benefit Payment for this Contract Year is $0.
•Your Guaranteed Minimum Death Benefit is $46,975.
After the partial Surrender:

•
Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 – (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 15: Assume the same facts as Example 1 (Single Life). Now assume you have reached your first Contract Anniversary. Your Contract Value on the Contract Anniversary is $110,000.
Prior to the Contract Anniversary:

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
After the Contract Anniversary:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($110,000/$100,000) – 1 = .10 subject to the maximum of 10%.

•	Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

•	Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

•	Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.
Example 16: Assume the same facts as Example 2 (Joint/Spousal). Now assume you have reached your first Contract Anniversary. Your Contract Value on the anniversary is $105,000.
Prior to the Contract Anniversary:

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
After the Contract Anniversary:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($105,000/$100,000) – 1 = .05 subject to the maximum of 10%.

•	Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

•	Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

•	Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.
Example 17: Spousal Contract Continuation
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:
Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)
WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse’s attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).
Lifetime Benefit Payment = $9,000 (WP × greater of Payment Base or Contract Value on date of continuation)
Death Benefit = $150,000 (Contract Value on date of continuation)
Maximum Contract Value (LIB II Only) = $150,000 (Contract Value on date of continuation)

APP A-20

Example 18: Assume the same facts as Example 3 (Single Life). Also assume that partial surrenders of $5,000 were taken via Automatic Income Program and the Contract Value on your first anniversary is $130,000.

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($130,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•($130,000/$100,000) - 1 = 30%, subject to a maximum of 10%.
•The Payment Base at anniversary is $100,000 * 110% = $110,000.

•
The Lifetime Benefit Payment is $6,500, which is the product of your Withdrawal Percent multiplied by $130,000, which is the greater of your Contract Value at anniversary ($130,000) and your Payment Base ($110,000).

•
Your Automatic Income Program will not be updated to reflect the increased Lifetime Benefit Payment. It is your responsibility to request a change in your Automatic Income Program. This will not happen automatically.

Example 19: Assume the same facts as Example 18 (Single Life). Also assume that the was updated to reflect the Lifetime Benefit Payment of $6,500 and partial surrenders of $6,500 were taken via Automatic Income Program in the next contract year and that the Contract Value on your second anniversary is $105,000.

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($130,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•($105,000/$130,000) - 1 = -19.2%, subject to a minimum of 0%.
•The Payment Base remains $110,000.

•
The Lifetime Benefit Payment is $5,500 which is the product of your Withdrawal Percent multiplied by $110,000, which is the greater of your Contract Value at anniversary ($105,000) and your Payment Base ($110,000).

•
Your Automatic Income Program will not be updated to reflect the decreased Lifetime Benefit Payment. If the Lifetime Benefit Payment decreases in a contract year you must verify that the Automatic Income Program payments are at or below the Lifetime Benefit Program to avoid reduction of Payment Base and future Lifetime Benefit Payment due to excess withdrawals. The Automatic Income Program update will not happen automatically.

Example 20: Assume the same facts as Example 19 (Single Life). Also assume that the Automatic Income Program was not updated to reflect the change in Lifetime Benefit Payment of $6,500 to $5,500, partial surrenders of $6,500 were taken via Automatic Income Program in the next contract year and the Contract Value immediately prior to the withdrawal was $90,000.

•	The partial surrender via Automatic Income Program ($6,500) was in excess of the Lifetime Benefit Payment ($5,500).

•	The Payment Base will be reduced by the amount of the partial surrender exceeding the Lifetime Benefit Payment by applying a factor.
•The adjustment factor is 1 - ( A / (B - C)), where:

•	A = the amount of the partial surrender exceeding the Lifetime Benefit Payment ($1,000 = $6,500 - $5,500).

•	B = Contract Value immediately prior to the Partial Surrender ($90,000).

•	C = The Lifetime Benefit Payment less any prior partial surrenders during the contract year. ($5,500).

•	The adjustment factor is: 1 - ($1,000 / ($90,000 - $5,500)) = 0.9882.
•The Payment Base after the excess withdrawal is $108,702 = $110,000 * 0.9882.

•	The Lifetime Benefit Payment for the remainder of the contract year is zero.

•	The Lifetime Benefit Payment will be recalculated upon the next anniversary using the reduced Payment Base.

APP A-21

MAV Plus
Example 1
Assume that:

•	You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,
To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

•	Contract Value on the date we receive due proof of death

•	Assume on the day we receive proof of Death, your Contract Value was $117,403,

•	Total Premium Payments adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

•	Your total Premium Payment was $100,000, since the partial Surrender was less than 10% of premiums the Premium Payment is reduced dollar for dollar.

•	The Premium Payment is $92,000

•	The Maximum Anniversary Value adjusted for any partial Surrenders

•	Assume your Maximum Anniversary Value (MAV) was $114,000, since the partial Surrender was less than 10% of premiums the MAV is reduced dollar for dollar.

•	The MAV is $106,000

•	The Earnings Protection Benefit adjusted for any partial Surrenders
Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the partial Surrender. To determine if the partial Surrender is greater than the Contract gain:

•
We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the day we receive proof of Death [$117,403],

•	Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

•	Add any adjustments for partial Surrender [$0],
So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.
MAV Plus Death Benefit
In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.
Example 2
Assume that:

•	You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,

APP A-22

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

•	Contract Value on the date we receive due proof of death

•	Assume on the day we receive proof of Death, your Contract Value was $120,000,

•	Total Premium Payments adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

•	Total Premium Payments was $100,000

•	Adjustment for Partial Surrenders for Premium Payments
The adjustment to your Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. The Premium Payment is adjusted for dollar for dollar Surrenders is $100,000 - $10,000 = $90,000. Remaining Surrenders equal $50,000. This amount will reduce Premium Payments proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted Premium Payment of $57,857.

•	The Premium Payment is $57,857

•	The Maximum Anniversary Value adjusted for any partial Surrenders

•	Assume the Maximum Anniversary Value was $140,000

•	Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

•	The MAV is $83,571
Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a partial Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•
We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the day we receive proof of Death [$120,000],

•	Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

•	Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.
MAV Plus Death Benefit
In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$120,000 + 40% ($12,000)] which totals $132,000. This is the greatest of the four values compared, and so is the Death Benefit.
Annuity Commencement Date Deferral Option
This example does not represent your actual Contract. It uses hypothetical amounts, not your actual Contract amounts.
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and

APP A-23

either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
Because the amounts used below are assumptions and do not represent your actual Contract amounts, this example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
The Contract Value is $250,000.
The investment (tax basis) in the Contract is $175,000.
The Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether variable payouts, fixed payouts or a combination of variable and fixed payouts are elected. In addition, the exclusion ratio depends on factors including the investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on the annuitant’s life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•The assumed net rate of return for this period;
•The amount payable in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect investment and taxes.
Total and taxable amounts if the Contract is annuitized on the Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
The election of the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
The annual payment is assumed to equal to $25,660. This amount is calculated based on the assumed contract value of $250,000 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $256,600 ($25,660 per year times 10 years) will be received.
Based on these assumptions:
The exclusion ratio is 0.682 ($175,000 divided by $256,600). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($25,660 times 0.682). This represents the portion of your annual payment that is excludable from federal income tax. The annual taxable amount is the remainder, $8,160 ($25,660 minus $17,500).
After 10 years, the total taxable amount is $81,600 ($8,160 per year times 10 years).
Total and taxable amounts if the Annuity Commencement Date Deferral Option is elected and the Annuity Commencement Date is deferred to age 100 and the Contract has positive net returns through age 100:
This example assumes:
The Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, the Contract Value at age 100 is $370,061 ($250,000 times (1+ .04) compounded each year for ten years).
If a Death Benefit is payable at age 100:
The beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 (the total amount minus the investment in the Contract, or $370,061 minus $175,000) of the amount is taxable to the beneficiary.
If annuitization is elected at age 100 using the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
The annual payment is assumed to equal to $37,960. This amount is calculated based on the assumed contract value of $370,061 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $379,600 ($37,960 per year times 10 years) will be received.

APP A-24

Based on this assumption:
The exclusion ratio will be 0.461 ($175,000 divided by $379,600). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($37,960 times 0.461). This represents the portion of your annual payment that is excludable from federal income tax.
The annual taxable amount is the remainder, $20,460 ($37,960 minus $17,500).
After 10 years, the total taxable amount is $204,600 ($20,460 per year times 10 years).
Total and taxable amounts if the Annuity Commencement Date Deferral Option is elected, the Annuity Commencement Date is deferred to age 100 and the Contract has negative net returns through age 100:
This example assumes:
The Contract has a -2% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, the Contract Value at age 100 is $204,268 ($250,000 times (1 -.02) compounded each year for ten years).
If a Death Benefit is payable at age 100:
The beneficiary receives the $204,268 Contract Value as a Death Benefit in one lump sum.
$29,268 (the total amount minus the investment in the Contract, or $204,268 minus $175,000) of the amount is taxable to the beneficiary.

APP A-25

If annuitization is elected at age 100 using the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
The annual payment is assumed to equal to $20,983. This amount is calculated based on the assumed contract value of $204,268 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $209,830 ($20,983 per year times 10 years) will be received.
Based on this assumption:
The exclusion ratio will be 0.834 ($175,000 divided by $209,830). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($20,983 times 0.834). This represents the portion of your annual payment that is excludable from federal income tax.
The annual taxable amount is the remainder or $3,483 ($20,983 minus $17,500).
After 10 years, total taxable amount is $34,830 ($3,483 per year times 10 years).

APP A-26

Appendix B — Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in the SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the SAI, which you may obtain free of charge by contacting us at 1-800-862-6668.
Talcott Resolution Life Insurance Company

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.119	$13.241	$12.837	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361
Accumulation Unit Value at end of period	$13.974	$15.119	$13.241	$12.837	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048
Number of Accumulation Units outstanding at end of period (in thousands)	51	60	69	90	123	141	120	132	145	80
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.631	$17.373	$17.021	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777	$10.505
Accumulation Unit Value at end of period	$17.955	$19.631	$17.373	$17.021	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	—	—
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.110	$7.603	$8.285	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454
Accumulation Unit Value at end of period	$8.227	$10.110	$7.603	$8.285	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500
Number of Accumulation Units outstanding at end of period (in thousands)	14	19	20	26	31	50	45	50	52	50
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.097	$13.754	$15.145	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602	$10.731
Accumulation Unit Value at end of period	$14.573	$18.097	$13.754	$15.145	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.642	$6.995	$7.141	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142
Accumulation Unit Value at end of period	$6.574	$8.642	$6.995	$7.141	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823
Number of Accumulation Units outstanding at end of period (in thousands)	208	226	285	343	403	423	492	483	447	423
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.223	$13.270	$13.689	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931	$10.610
Accumulation Unit Value at end of period	$12.211	$16.223	$13.270	$13.689	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	2	2	1	1	1
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.300	$20.907	$16.964	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697
Accumulation Unit Value at end of period	$19.491	$23.300	$20.907	$16.964	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436
Number of Accumulation Units outstanding at end of period (in thousands)	29	33	41	35	40	50	46	47	41	33

APP B-1

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.566	$31.342	$25.699	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223	$10.919
Accumulation Unit Value at end of period	$28.613	$34.566	$31.342	$25.699	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.209	$13.593	$12.368	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414
Accumulation Unit Value at end of period	$12.715	$15.209	$13.593	$12.368	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667
Number of Accumulation Units outstanding at end of period (in thousands)	3	9	10	10	11	12	9	9	9	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.474	$20.299	$18.664	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323	$10.418
Accumulation Unit Value at end of period	$18.592	$22.474	$20.299	$18.664	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.436	$10.291	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.809	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	161	218	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.390	$10.260	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.663	$10.390	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	59	—	—	—	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.881	$10.298	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.787	$10.881	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	94	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.832	$10.267	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.641	$10.832	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.998	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.786	$9.998	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	797	977	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.953	$9.943	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.640	$9.953	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	—	—	—	—	—	—	—	—

APP B-2

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.966	$9.896	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.684	$9.966	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	73	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.921	$9.866	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.540	$9.921	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.637	$10.413	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.466	$10.637	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	127	174	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.589	$10.382	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.325	$10.589	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.656	$10.507	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.551	$10.656	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	72	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.608	$10.475	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.409	$10.608	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.858	$10.540	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.564	$10.858	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	167	209	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.809	$10.508	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.422	$10.809	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.683	$10.448	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.497	$10.683	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,038	1,449	—	—	—	—	—	—	—	—

APP B-3

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.635	$10.416	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.341	$10.635	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	37	—	—	—	—	—	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.789	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.435	$10.789	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	503	708	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.740	$10.432	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.280	$10.740	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.677	$10.483	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.131	$10.677	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	851	1,009	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.629	$10.452	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.995	$10.629	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.835	$10.650	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.176	$10.835	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	76	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.787	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.039	$10.787	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.540	$16.273	$15.295	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357
Accumulation Unit Value at end of period	$18.016	$19.540	$16.273	$15.295	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505
Number of Accumulation Units outstanding at end of period (in thousands)	172	210	240	296	413	451	459	542	569	566
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.566	$24.041	$22.835	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524	$10.215
Accumulation Unit Value at end of period	$26.063	$28.566	$24.041	$22.835	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	9	10	10	10	9	9	8	—

APP B-4

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.356	$17.510	$17.271	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404
Accumulation Unit Value at end of period	$20.001	$21.356	$17.510	$17.271	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	1	9	3	2	1	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.020	$26.530	$26.444	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005	$10.554
Accumulation Unit Value at end of period	$29.675	$32.020	$26.530	$26.444	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.774	$15.603	$15.712	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861
Accumulation Unit Value at end of period	$20.427	$20.774	$15.603	$15.712	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407
Number of Accumulation Units outstanding at end of period (in thousands)	49	57	75	68	78	25	23	24	22	31
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.489	$24.659	$25.095	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600	$10.075
Accumulation Unit Value at end of period	$31.613	$32.489	$24.659	$25.095	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	1	1	1	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.189	$16.960	$15.344	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439
Accumulation Unit Value at end of period	$16.993	$20.189	$16.960	$15.344	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887
Number of Accumulation Units outstanding at end of period (in thousands)	158	196	247	309	377	396	430	456	439	419
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.945	$25.421	$23.241	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337	$10.498
Accumulation Unit Value at end of period	$24.941	$29.945	$25.421	$23.241	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	4	2	2	3	2	1
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.164	$16.295	$15.100	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350
Accumulation Unit Value at end of period	$15.614	$19.164	$16.295	$15.100	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	11	14	15	25	20	21	20	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$35.011	$30.084	$28.172	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498	$10.743
Accumulation Unit Value at end of period	$28.228	$35.011	$30.084	$28.172	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.367	$15.468	$16.144	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256
Accumulation Unit Value at end of period	$19.719	$19.367	$15.468	$16.144	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	15	20	22	25	24	29	30	21
APP B-5

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.380	$19.677	$20.753	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018	$10.039
Accumulation Unit Value at end of period	$24.563	$24.380	$19.677	$20.753	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.692	$14.504	$12.898	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263
Accumulation Unit Value at end of period	$14.813	$15.692	$14.504	$12.898	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710
Number of Accumulation Units outstanding at end of period (in thousands)	508	651	795	1,029	1,289	1,394	1,439	1,521	1,493	1,451
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.017	$19.632	$17.641	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144	$10.691
Accumulation Unit Value at end of period	$19.632	$21.017	$19.632	$17.641	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	19	21	29	29	20	22	23	7
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.129	$15.052	$13.606	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572
Accumulation Unit Value at end of period	$14.128	$16.129	$15.052	$13.606	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212
Number of Accumulation Units outstanding at end of period (in thousands)	50	71	71	116	170	171	166	203	211	200
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.669	$18.549	$16.944	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218	$10.149
Accumulation Unit Value at end of period	$17.048	$19.669	$18.549	$16.944	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.487	$14.486	$12.651	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718
Accumulation Unit Value at end of period	$13.893	$15.487	$14.486	$12.651	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355
Number of Accumulation Units outstanding at end of period (in thousands)	387	466	553	713	853	919	988	1,060	1,004	873
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.639	$20.455	$18.053	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698	$10.317
Accumulation Unit Value at end of period	$19.210	$21.639	$20.455	$18.053	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	11	14	18	15	8	9	8	5
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.436	$19.632	$15.277	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012
Accumulation Unit Value at end of period	$18.416	$21.436	$19.632	$15.277	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936
Number of Accumulation Units outstanding at end of period (in thousands)	43	52	65	73	86	92	100	108	107	98
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.547	$27.346	$21.504	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397	$10.623
Accumulation Unit Value at end of period	$25.118	$29.547	$27.346	$21.504	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	3	1	1	1	1	1

APP B-6

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.204	$16.865	$16.415	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458
Accumulation Unit Value at end of period	$18.864	$20.204	$16.865	$16.415	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	13	30	36	40	36	42	44	48
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.616	$24.139	$23.742	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091	$10.053
Accumulation Unit Value at end of period	$26.438	$28.616	$24.139	$23.742	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	1	1	1	1	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.251	$13.814	$12.968	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740
Accumulation Unit Value at end of period	$13.760	$14.251	$13.814	$12.968	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834
Number of Accumulation Units outstanding at end of period (in thousands)	422	494	554	697	794	833	827	846	903	844
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.572	$15.253	$14.470	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875	$10.495
Accumulation Unit Value at end of period	$14.877	$15.572	$15.253	$14.470	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	9	17	16	13	12	12	11	3
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.578	$15.398	$14.704	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223
Accumulation Unit Value at end of period	$16.450	$17.578	$15.398	$14.704	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293
Number of Accumulation Units outstanding at end of period (in thousands)	76	94	107	143	156	151	130	103	97	79
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.938	$20.306	$19.595	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190	$10.359
Accumulation Unit Value at end of period	$21.241	$22.938	$20.306	$19.595	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	5	—	4	4	—	—	—	2
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.048	$14.963	$14.358	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842
Accumulation Unit Value at end of period	$16.584	$18.048	$14.963	$14.358	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405
Number of Accumulation Units outstanding at end of period (in thousands)	1,699	2,038	2,659	3,169	3,847	4,337	5,204	5,702	5,431	4,937
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.350	$24.589	$23.845	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865	$10.442
Accumulation Unit Value at end of period	$26.687	$29.350	$24.589	$23.845	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	36	41	47	44	44	51	55	37
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.644	$18.807	$18.006	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838
Accumulation Unit Value at end of period	$21.917	$22.644	$18.807	$18.006	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485
Number of Accumulation Units outstanding at end of period (in thousands)	182	235	267	311	386	443	478	534	508	445
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.413	$26.365	$25.509	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802	$10.426
Accumulation Unit Value at end of period	$30.087	$31.413	$26.365	$25.509	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	10	9	5	4	4	3	3

APP B-7

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.817	$17.809	$15.697	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160
Accumulation Unit Value at end of period	$19.465	$20.817	$17.809	$15.697	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816
Number of Accumulation Units outstanding at end of period (in thousands)	1,150	1,401	1,832	2,200	2,606	3,023	3,396	3,897	3,929	3,461
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.356	$23.650	$21.065	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600	$10.342
Accumulation Unit Value at end of period	$25.311	$27.356	$23.650	$21.065	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	36	39	46	48	44	40	41	36
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.877	$12.875	$12.788	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389
Accumulation Unit Value at end of period	$16.033	$16.877	$12.875	$12.788	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	3	7	6	7	7	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.023	$23.146	$23.231	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968	$10.538
Accumulation Unit Value at end of period	$28.224	$30.023	$23.146	$23.231	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.418	$16.626	$16.918	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055
Accumulation Unit Value at end of period	$21.264	$21.418	$16.626	$16.918	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750
Number of Accumulation Units outstanding at end of period (in thousands)	302	408	527	659	928	1,033	1,216	1,368	1,320	1,147
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.937	$26.621	$27.375	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355	$10.544
Accumulation Unit Value at end of period	$33.340	$33.937	$26.621	$27.375	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	10	13	13	8	5	6	4	2
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.368	$17.285	$15.319	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652
Accumulation Unit Value at end of period	$17.515	$18.368	$17.285	$15.319	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370
Number of Accumulation Units outstanding at end of period (in thousands)	99	118	142	171	186	197	202	193	156	91
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.685	$21.572	$19.321	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272	$10.386
Accumulation Unit Value at end of period	$21.405	$22.685	$21.572	$19.321	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	3	3	2	2	1	1	—

APP B-8

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.323	$10.771	$10.771	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251
Accumulation Unit Value at end of period	$10.691	$13.323	$10.771	$10.771	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239
Number of Accumulation Units outstanding at end of period (in thousands)	112	121	135	146	169	181	176	188	171	147
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.744	$16.947	$17.126	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952	$10.698
Accumulation Unit Value at end of period	$16.472	$20.744	$16.947	$17.126	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	1	1	1	1	—
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.830	$29.359	$25.790	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900	$10.311
Accumulation Unit Value at end of period	$28.858	$32.830	$29.359	$25.790	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.990	$23.604	$21.269	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915
Accumulation Unit Value at end of period	$24.408	$27.990	$23.604	$21.269	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	9	7	8	11	9	38	18	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$39.207	$33.412	$30.424	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087	$10.647
Accumulation Unit Value at end of period	$33.832	$39.207	$33.412	$30.424	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.541	$15.659	$15.538	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664
Accumulation Unit Value at end of period	$18.482	$19.541	$15.659	$15.538	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	15	20	24	26	28	35	29	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.898	$22.591	$22.654	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212	$10.457
Accumulation Unit Value at end of period	$26.109	$27.898	$22.591	$22.654	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.031	$16.924	$15.954	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263
Accumulation Unit Value at end of period	$19.754	$20.031	$16.924	$15.954	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755
Number of Accumulation Units outstanding at end of period (in thousands)	9	17	17	17	27	31	37	47	54	48

APP B-9

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.065	$25.669	$24.453	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291	$10.332
Accumulation Unit Value at end of period	$29.339	$30.065	$25.669	$24.453	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.098	$12.612	$12.221	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030
Accumulation Unit Value at end of period	$12.830	$13.098	$12.612	$12.221	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256
Number of Accumulation Units outstanding at end of period (in thousands)	2,495	2,906	3,272	3,894	4,456	4,873	4,648	4,748	4,731	4,084
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.537	$13.172	$12.899	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529	$10.257
Accumulation Unit Value at end of period	$13.122	$13.537	$13.172	$12.899	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529
Number of Accumulation Units outstanding at end of period (in thousands)	28	31	57	66	67	59	54	54	47	37
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.600	$10.594	$10.564	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625
Accumulation Unit Value at end of period	$10.557	$10.600	$10.594	$10.564	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826
Number of Accumulation Units outstanding at end of period (in thousands)	78	81	78	88	103	111	147	134	149	179
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.148	$10.227	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131	$10.027
Accumulation Unit Value at end of period	$9.903	$10.048	$10.148	$10.227	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	5	5	5	6	6	5	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.182	$9.204	$9.231	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045
Accumulation Unit Value at end of period	$9.210	$9.182	$9.204	$9.231	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927
Number of Accumulation Units outstanding at end of period (in thousands)	109	119	231	328	351	441	734	708	582	688
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.302	$8.410	$8.523	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762	$9.983
Accumulation Unit Value at end of period	$8.240	$8.302	$8.410	$8.523	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	20	22	21	32	19	7	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.394	$17.011	$15.151	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098
Accumulation Unit Value at end of period	$17.203	$19.394	$17.011	$15.151	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719
Number of Accumulation Units outstanding at end of period (in thousands)	10	14	15	22	41	41	46	49	51	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.626	$22.714	$20.443	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530	$10.309
Accumulation Unit Value at end of period	$22.493	$25.626	$22.714	$20.443	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-10

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.003	$15.148	$15.035	$14.534	$13.605	$9.854	$10.141	$—	$—	$—
Accumulation Unit Value at end of period	$18.037	$19.003	$15.148	$15.035	$14.534	$13.605	$9.854	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	1	2	2	2	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.874	$14.398	$14.442	$14.108	$13.346	$9.768	$10.124	$—	$—	$—
Accumulation Unit Value at end of period	$16.788	$17.874	$14.398	$14.442	$14.108	$13.346	$9.768	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.034	$17.572	$15.443	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319
Accumulation Unit Value at end of period	$16.379	$19.034	$17.572	$15.443	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	13	11	12	24	22	13	25	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.942	$27.001	$23.979	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361	$10.559
Accumulation Unit Value at end of period	$24.644	$28.942	$27.001	$23.979	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.123	$13.021	$11.823	$12.523	$11.995	$11.976	$10.961	$10.350	$—	$—
Accumulation Unit Value at end of period	$13.012	$14.123	$13.021	$11.823	$12.523	$11.995	$11.976	$10.961	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	25	31	30	43	55	37	32	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.151	$12.253	$11.243	$12.034	$11.649	$11.753	$10.870	$10.336	$—	$—
Accumulation Unit Value at end of period	$11.990	$13.151	$12.253	$11.243	$12.034	$11.649	$11.753	$10.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.717	$14.996	$13.802	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276
Accumulation Unit Value at end of period	$14.923	$16.717	$14.996	$13.802	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	7	9	10	11	10	11	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.275	$19.286	$17.938	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730	$10.178
Accumulation Unit Value at end of period	$18.793	$21.275	$19.286	$17.938	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	184	217	237	253	120	191	—	—	—	—
APP B-11

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.062	$9.220	$9.426	$9.644	$9.867	$9.972	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.993	$9.062	$9.220	$9.426	$9.644	$9.867	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	11	—	4	—	—	—	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.659	$17.456	$14.800	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298
Accumulation Unit Value at end of period	$16.776	$19.659	$17.456	$14.800	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	16	14	15	20	27	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.382	$22.775	$19.514	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561	$10.356
Accumulation Unit Value at end of period	$21.433	$25.382	$22.775	$19.514	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.160	$10.858	$11.072	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412
Accumulation Unit Value at end of period	$11.021	$13.160	$10.858	$11.072	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	226	249	312	365	405	429	452	472	435	388
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.872	$16.569	$17.074	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032	$10.642
Accumulation Unit Value at end of period	$16.467	$19.872	$16.569	$17.074	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	5	2	2	2	1	1
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.967	$14.066	$14.161	$14.192	$13.344	$9.891	$10.022	$—	$—	$—
Accumulation Unit Value at end of period	$15.772	$16.967	$14.066	$14.161	$14.192	$13.344	$9.891	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	7	6	5	4	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.959	$13.369	$13.603	$13.776	$13.089	$9.804	$10.004	$—	$—	$—
Accumulation Unit Value at end of period	$14.680	$15.959	$13.369	$13.603	$13.776	$13.089	$9.804	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.744	$17.579	$15.916	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549
Accumulation Unit Value at end of period	$16.521	$19.744	$17.579	$15.916	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014
Number of Accumulation Units outstanding at end of period (in thousands)	41	51	64	77	84	85	92	103	70	27

APP B-12

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.895	$22.399	$20.494	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361	$10.462
Accumulation Unit Value at end of period	$20.613	$24.895	$22.399	$20.494	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	1	1	1	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.988	$16.678	$15.060	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346
Accumulation Unit Value at end of period	$17.050	$17.988	$16.678	$15.060	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070
Number of Accumulation Units outstanding at end of period (in thousands)	158	198	217	272	329	358	352	370	386	400
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.600	$19.302	$17.613	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789	$10.505
Accumulation Unit Value at end of period	$19.323	$20.600	$19.302	$17.613	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	3	3	1	1	1	1	2
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.518	$18.290	$16.090	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880
Accumulation Unit Value at end of period	$20.257	$21.518	$18.290	$16.090	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604
Number of Accumulation Units outstanding at end of period (in thousands)	44	53	65	71	92	77	55	59	57	44
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.874	$22.225	$19.758	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560	$10.414
Accumulation Unit Value at end of period	$24.104	$25.874	$22.225	$19.758	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.141	$15.308	$13.235	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917
Accumulation Unit Value at end of period	$15.549	$17.141	$15.308	$13.235	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122
Number of Accumulation Units outstanding at end of period (in thousands)	26	32	33	45	59	69	76	101	103	107
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.321	$21.047	$18.390	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018	$10.343
Accumulation Unit Value at end of period	$20.934	$23.321	$21.047	$18.390	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.793	$18.379	$18.213	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791
Accumulation Unit Value at end of period	$24.063	$23.793	$18.379	$18.213	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	12	8	9	7	6	5	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.207	$25.141	$25.177	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559	$10.103
Accumulation Unit Value at end of period	$32.233	$32.207	$25.141	$25.177	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	—	—

APP B-13

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.150	$16.584	$15.504	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133
Accumulation Unit Value at end of period	$18.764	$20.150	$16.584	$15.504	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	4	5	7	8	8	12	14	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.258	$21.839	$20.632	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636	$10.217
Accumulation Unit Value at end of period	$24.196	$26.258	$21.839	$20.632	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.604	$13.222	$12.872	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569
Accumulation Unit Value at end of period	$13.256	$13.604	$13.222	$12.872	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953
Number of Accumulation Units outstanding at end of period (in thousands)	280	322	364	409	444	446	405	383	263	70
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.297	$13.060	$12.848	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644	$10.280
Accumulation Unit Value at end of period	$12.822	$13.297	$13.060	$12.848	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	12	13	10	6	3	4	1	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.276	$14.712	$13.690	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040
Accumulation Unit Value at end of period	$15.130	$16.276	$14.712	$13.690	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348
Number of Accumulation Units outstanding at end of period (in thousands)	79	96	149	196	335	341	356	349	313	244
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.963	$17.321	$16.288	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845	$10.295
Accumulation Unit Value at end of period	$17.444	$18.963	$17.321	$16.288	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.189	$17.421	$15.504	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277
Accumulation Unit Value at end of period	$17.873	$20.189	$17.421	$15.504	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800
Number of Accumulation Units outstanding at end of period (in thousands)	260	314	390	500	582	657	712	802	755	634
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.216	$22.860	$20.560	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429	$10.386
Accumulation Unit Value at end of period	$22.967	$26.216	$22.860	$20.560	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	9	9	4	4	4	3	2
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.219	$13.310	$14.785	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848
Accumulation Unit Value at end of period	$19.887	$18.219	$13.310	$14.785	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-14

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.143	$21.516	$24.152	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813	$10.282
Accumulation Unit Value at end of period	$31.479	$29.143	$21.516	$24.152	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.121	$14.505	$15.053	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046
Accumulation Unit Value at end of period	$16.830	$18.121	$14.505	$15.053	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	9	26	32	33	33	31	34	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.995	$22.644	$23.748	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462	$10.265
Accumulation Unit Value at end of period	$25.729	$27.995	$22.644	$23.748	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.083	$14.175	$14.376	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546
Accumulation Unit Value at end of period	$16.322	$19.083	$14.175	$14.376	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009
Number of Accumulation Units outstanding at end of period (in thousands)	72	87	95	109	134	144	153	174	180	187
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.246	$21.202	$21.729	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503	$10.649
Accumulation Unit Value at end of period	$23.906	$28.246	$21.202	$21.729	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	1	1	1	—	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.205	$17.541	$15.959	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755
Accumulation Unit Value at end of period	$18.339	$20.205	$17.541	$15.959	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	44	15	23	33	36	42	44	43
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.314	$24.840	$22.838	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015	$10.404
Accumulation Unit Value at end of period	$25.430	$28.314	$24.840	$22.838	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.121	$20.553	$17.686	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766
Accumulation Unit Value at end of period	$20.428	$23.121	$20.553	$17.686	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147
Number of Accumulation Units outstanding at end of period (in thousands)	57	69	89	106	134	140	169	194	211	224
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.575	$30.160	$26.227	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446	$10.798
Accumulation Unit Value at end of period	$29.353	$33.575	$30.160	$26.227	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	1	1

APP B-15

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.343	$13.558	$13.022	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116
Accumulation Unit Value at end of period	$14.026	$14.343	$13.558	$13.022	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919
Number of Accumulation Units outstanding at end of period (in thousands)	299	365	408	488	559	602	629	607	649	690
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.140	$18.283	$17.746	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847	$10.437
Accumulation Unit Value at end of period	$18.521	$19.140	$18.283	$17.746	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	5	5	2	2	2	2	2
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.604	$15.455	$14.665	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930
Accumulation Unit Value at end of period	$16.123	$17.604	$15.455	$14.665	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	8	2	3	20	20	14	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.148	$21.424	$20.543	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805	$10.448
Accumulation Unit Value at end of period	$21.886	$24.148	$21.424	$20.543	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.142	$8.913	$9.252	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082
Accumulation Unit Value at end of period	$8.901	$11.142	$8.913	$9.252	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	10	7	6	5	4	3	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.813	$14.399	$15.105	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017	$10.687
Accumulation Unit Value at end of period	$14.080	$17.813	$14.399	$15.105	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.200	$8.283	$8.296	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888
Accumulation Unit Value at end of period	$8.299	$10.200	$8.283	$8.296	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	3	5	4	5	5	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.936	$13.897	$14.066	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251	$10.746
Accumulation Unit Value at end of period	$13.635	$16.936	$13.897	$14.066	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.801	$19.526	$15.508	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599
Accumulation Unit Value at end of period	$16.449	$20.801	$19.526	$15.508	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	6	3	3	18	15	4	3	2

APP B-16

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.704	$29.125	$23.376	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761	$10.706
Accumulation Unit Value at end of period	$24.026	$30.704	$29.125	$23.376	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.461	$7.550	$6.516	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080
Accumulation Unit Value at end of period	$8.697	$10.461	$7.550	$6.516	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652
Number of Accumulation Units outstanding at end of period (in thousands)	40	44	48	71	81	82	83	80	76	72
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.493	$14.216	$12.399	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536	$10.405
Accumulation Unit Value at end of period	$16.037	$19.493	$14.216	$12.399	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.405	$9.902	$9.363	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417
Accumulation Unit Value at end of period	$9.513	$11.405	$9.902	$9.363	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673
Number of Accumulation Units outstanding at end of period (in thousands)	100	112	140	158	163	157	168	165	115	47
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.307	$15.186	$14.510	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315	$10.704
Accumulation Unit Value at end of period	$14.285	$17.307	$15.186	$14.510	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	3	2	2	2	1	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.140	$14.070	$13.849	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922
Accumulation Unit Value at end of period	$14.229	$14.140	$14.070	$13.849	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620
Number of Accumulation Units outstanding at end of period (in thousands)	251	313	360	418	461	505	527	527	480	414
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.812	$13.889	$13.816	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345	$10.653
Accumulation Unit Value at end of period	$13.754	$13.812	$13.889	$13.816	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	7	6	5	4	3	2	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.781	$11.788	$10.904	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354
Accumulation Unit Value at end of period	$11.584	$13.781	$11.788	$10.904	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220
Number of Accumulation Units outstanding at end of period (in thousands)	114	130	159	210	285	288	328	319	317	282
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.975	$18.131	$16.948	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607	$10.630
Accumulation Unit Value at end of period	$17.447	$20.975	$18.131	$16.948	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	10	10	4	5	4	2
APP B-17

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JPMorgan Insurance Trust Core Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.040	$12.749	$12.642	$12.659	$12.217	$12.556	$12.070	$11.374	$10.543	$9.736
Accumulation Unit Value at end of period	$12.884	$13.040	$12.749	$12.642	$12.659	$12.217	$12.556	$12.070	$11.374	$10.543
Number of Accumulation Units outstanding at end of period (in thousands)	118	147	156	199	259	261	248	236	244	273
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.386	$12.237	$12.263	$12.409	$12.102	$12.569	$12.210	$11.627	$10.892	$10.164
Accumulation Unit Value at end of period	$12.111	$12.386	$12.237	$12.263	$12.409	$12.102	$12.569	$12.210	$11.627	$10.892
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.234	$20.680	$18.257	$18.991	$16.706	$12.786	$10.755	$10.660	$8.743	$6.922
Accumulation Unit Value at end of period	$20.230	$23.234	$20.680	$18.257	$18.991	$16.706	$12.786	$10.755	$10.660	$8.743
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.590	$29.313	$26.152	$27.491	$24.438	$18.901	$16.066	$16.093	$13.338	$10.671
Accumulation Unit Value at end of period	$28.079	$32.590	$29.313	$26.152	$27.491	$24.438	$18.901	$16.066	$16.093	$13.338
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust U.S. Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.504	$19.455	$17.758	$17.827	$15.848	$11.781	$10.139	$10.462	$9.328	$7.065
Accumulation Unit Value at end of period	$21.781	$23.504	$19.455	$17.758	$17.827	$15.848	$11.781	$10.139	$10.462	$9.328
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.072	$25.991	$23.973	$24.321	$21.849	$16.413	$14.275	$14.886	$13.411	$10.265
Accumulation Unit Value at end of period	$28.494	$31.072	$25.991	$23.973	$24.321	$21.849	$16.413	$14.275	$14.886	$13.411
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-18

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Rational Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.238	$16.576	$15.121	$16.493	$17.052	$13.088	$10.808	$11.044	$8.628	$6.571
Accumulation Unit Value at end of period	$17.634	$19.238	$16.576	$15.121	$16.493	$17.052	$13.088	$10.808	$11.044	$8.628
Number of Accumulation Units outstanding at end of period (in thousands)	14	21	29	37	64	43	47	56	62	59
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.253	$24.600	$22.677	$24.997	$26.117	$20.258	$16.904	$17.456	$13.781	$10.607
Accumulation Unit Value at end of period	$25.628	$28.253	$24.600	$22.677	$24.997	$26.117	$20.258	$16.904	$17.456	$13.781
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Rational Trend Aggregation VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.559	$14.980	$14.180	$14.812	$13.615	$11.492	$10.439	$9.872	$8.683	$7.028
Accumulation Unit Value at end of period	$13.721	$14.559	$14.980	$14.180	$14.812	$13.615	$11.492	$10.439	$9.872	$8.683
Number of Accumulation Units outstanding at end of period (in thousands)	19	28	30	43	66	58	43	41	31	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.996	$21.831	$20.884	$22.044	$20.476	$17.465	$16.033	$15.323	$13.619	$11.139
Accumulation Unit Value at end of period	$19.580	$20.996	$21.831	$20.884	$22.044	$20.476	$17.465	$16.033	$15.323	$13.619
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	—	—

APP B-19

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.386	$9.234	$9.056	$8.964	$9.584	$8.092	$7.207	$8.368	$—	$—
Accumulation Unit Value at end of period	$9.349	$11.386	$9.234	$9.056	$8.964	$9.584	$8.092	$7.207	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	3	5	3	4	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.635	$14.453	$14.323	$14.327	$15.481	$13.208	$11.889	$13.949	$—	$—
Accumulation Unit Value at end of period	$14.329	$17.635	$14.453	$14.323	$14.327	$15.481	$13.208	$11.889	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.695	$21.531	$21.636	$21.558	$20.972	$15.145	$12.699	$13.587	$11.485	$8.077
Accumulation Unit Value at end of period	$28.486	$28.695	$21.531	$21.636	$21.558	$20.972	$15.145	$12.699	$13.587	$11.485
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	1	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.375	$26.064	$26.468	$26.652	$26.201	$19.120	$16.202	$17.517	$14.963	$10.635
Accumulation Unit Value at end of period	$33.768	$34.375	$26.064	$26.468	$26.652	$26.201	$19.120	$16.202	$17.517	$14.963
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	93	127	161	194	221	250	271	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.174	$17.099	$15.550	$16.378	$15.139	$11.826	$10.449	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.349	$20.174	$17.099	$15.550	$16.378	$15.139	$11.826	$10.449	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793	$10.000	$—
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	3	2	2	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.033	$17.873	$16.918	$17.780	$18.503	$12.576	$11.902	$12.732	$10.000	$—
Accumulation Unit Value at end of period	$21.849	$22.033	$17.873	$16.918	$17.780	$18.503	$12.576	$11.902	$12.732	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—

APP B-20

Access

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.465	$12.725	$12.393	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334
Accumulation Unit Value at end of period	$13.310	$14.465	$12.725	$12.393	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.844	$16.752	$16.487	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714	$10.501
Accumulation Unit Value at end of period	$17.158	$18.844	$16.752	$16.487	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.672	$7.307	$7.998	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434
Accumulation Unit Value at end of period	$7.835	$9.672	$7.307	$7.998	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.371	$13.262	$14.669	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531	$10.727
Accumulation Unit Value at end of period	$13.925	$17.371	$13.262	$14.669	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.268	$6.723	$6.893	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123
Accumulation Unit Value at end of period	$6.261	$8.268	$6.723	$6.893	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	7	7	7	7	8	11	12	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.573	$12.796	$13.259	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863	$10.605
Accumulation Unit Value at end of period	$11.669	$15.573	$12.796	$13.259	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.292	$20.093	$16.377	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672
Accumulation Unit Value at end of period	$18.564	$22.292	$20.093	$16.377	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.180	$30.222	$24.892	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149	$10.915
Accumulation Unit Value at end of period	$27.343	$33.180	$30.222	$24.892	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	—	—	—	—	—
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.551	$13.064	$11.940	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390
Accumulation Unit Value at end of period	$12.110	$14.551	$13.064	$11.940	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-21

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.574	$19.573	$18.078	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263	$10.414
Accumulation Unit Value at end of period	$17.767	$21.574	$19.573	$18.078	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.416	$10.278	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.746	$10.416	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.370	$10.247	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.601	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.860	$10.285	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.724	$10.860	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.811	$10.254	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.580	$10.811	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.978	$9.960	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.723	$9.978	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	22	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.934	$9.930	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.579	$9.934	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.947	$9.883	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.622	$9.947	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.902	$9.853	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.479	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-22

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.616	$10.400	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.405	$10.616	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.569	$10.369	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.265	$10.569	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.635	$10.494	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.490	$10.635	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.588	$10.462	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.349	$10.588	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.837	$10.527	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.503	$10.837	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.788	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.361	$10.788	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.663	$10.434	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.430	$10.663	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	52	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.615	$10.403	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.275	$10.615	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.768	$10.450	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.368	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	—	—	—	—	—	—	—	—

APP B-23

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.720	$10.418	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.214	$10.720	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.657	$10.470	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.072	$10.657	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	38	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.609	$10.438	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.937	$10.609	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.814	$10.637	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.117	$10.814	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.766	$10.604	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.981	$10.766	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.694	$15.638	$14.765	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333
Accumulation Unit Value at end of period	$17.158	$18.694	$15.638	$14.765	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	4	4	5	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.421	$23.181	$22.117	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457	$10.211
Accumulation Unit Value at end of period	$24.905	$27.421	$23.181	$22.117	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.431	$16.827	$16.672	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380
Accumulation Unit Value at end of period	$19.049	$20.431	$16.827	$16.672	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.736	$25.581	$25.613	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936	$10.549
Accumulation Unit Value at end of period	$28.357	$30.736	$25.581	$25.613	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
APP B-24

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.874	$14.994	$15.168	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839
Accumulation Unit Value at end of period	$19.455	$19.874	$14.994	$15.168	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.186	$23.777	$24.306	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538	$10.071
Accumulation Unit Value at end of period	$30.209	$31.186	$23.777	$24.306	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.314	$16.298	$14.812	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415
Accumulation Unit Value at end of period	$16.184	$19.314	$16.298	$14.812	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	13	13	14	16	18	26	27	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.744	$24.512	$22.511	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267	$10.493
Accumulation Unit Value at end of period	$23.833	$28.744	$24.512	$22.511	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.334	$15.660	$14.577	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330
Accumulation Unit Value at end of period	$14.871	$18.334	$15.660	$14.577	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.607	$29.007	$27.286	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417	$10.738
Accumulation Unit Value at end of period	$26.974	$33.607	$29.007	$27.286	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.529	$14.865	$15.584	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229
Accumulation Unit Value at end of period	$18.780	$18.529	$14.865	$15.584	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.402	$18.973	$20.101	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954	$10.035
Accumulation Unit Value at end of period	$23.472	$23.402	$18.973	$20.101	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.013	$13.939	$12.451	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235
Accumulation Unit Value at end of period	$14.108	$15.013	$13.939	$12.451	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	14	16	17	18	17	25	38	43

APP B-25

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.175	$18.929	$17.087	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075	$10.687
Accumulation Unit Value at end of period	$18.761	$20.175	$18.929	$17.087	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	—	—	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$14.466	$13.135	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543
Accumulation Unit Value at end of period	$13.455	$15.431	$14.466	$13.135	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	4	4	5	4	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.880	$17.886	$16.412	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158	$10.144
Accumulation Unit Value at end of period	$16.291	$18.880	$17.886	$16.412	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.816	$13.921	$12.213	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692
Accumulation Unit Value at end of period	$13.232	$14.816	$13.921	$12.213	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	30	33	34	39	41	54	56	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.772	$19.723	$17.486	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635	$10.312
Accumulation Unit Value at end of period	$18.357	$20.772	$19.723	$17.486	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	—	—	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.508	$18.866	$14.748	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986
Accumulation Unit Value at end of period	$17.539	$20.508	$18.866	$14.748	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	6	6	7	10	16	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.362	$26.367	$20.828	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331	$10.619
Accumulation Unit Value at end of period	$24.003	$28.362	$26.367	$20.828	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.329	$16.207	$15.846	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434
Accumulation Unit Value at end of period	$17.966	$19.329	$16.207	$15.846	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.468	$23.275	$22.996	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022	$10.049
Accumulation Unit Value at end of period	$25.264	$27.468	$23.275	$22.996	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-26

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.634	$13.276	$12.519	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707
Accumulation Unit Value at end of period	$13.105	$13.634	$13.276	$12.519	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745
Number of Accumulation Units outstanding at end of period (in thousands)	33	33	33	33	34	34	33	45	43	33
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.947	$14.708	$14.016	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811	$10.491
Accumulation Unit Value at end of period	$14.217	$14.947	$14.708	$14.016	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.817	$14.798	$14.195	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195
Accumulation Unit Value at end of period	$15.667	$16.817	$14.798	$14.195	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	1	1	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.018	$19.579	$18.979	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355
Accumulation Unit Value at end of period	$20.298	$22.018	$19.579	$18.979	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.267	$14.379	$13.860	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820
Accumulation Unit Value at end of period	$15.794	$17.267	$14.379	$13.860	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	20	21	29	32	37	48	48	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.173	$23.709	$23.095	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792	$10.438
Accumulation Unit Value at end of period	$25.502	$28.173	$23.709	$23.095	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.663	$18.074	$17.382	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812
Accumulation Unit Value at end of period	$20.874	$21.663	$18.074	$17.382	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	20	21	25	30	32	47	53	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.154	$25.422	$24.708	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739	$10.421
Accumulation Unit Value at end of period	$28.751	$30.154	$25.422	$24.708	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-27

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.916	$17.115	$15.153	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133
Accumulation Unit Value at end of period	$18.538	$19.916	$17.115	$15.153	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	6	6	6	6	6	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.259	$22.804	$20.403	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538	$10.337
Accumulation Unit Value at end of period	$24.187	$26.259	$22.804	$20.403	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.146	$12.373	$12.344	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369
Accumulation Unit Value at end of period	$15.270	$16.146	$12.373	$12.344	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.819	$22.318	$22.501	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900	$10.533
Accumulation Unit Value at end of period	$26.970	$28.819	$22.318	$22.501	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.491	$15.977	$16.332	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032
Accumulation Unit Value at end of period	$20.252	$20.491	$15.977	$16.332	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	17	18	26	29	32	45	49	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.577	$25.669	$26.515	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290	$10.540
Accumulation Unit Value at end of period	$31.860	$32.577	$25.669	$26.515	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.573	$16.611	$14.789	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623
Accumulation Unit Value at end of period	$16.682	$17.573	$16.611	$14.789	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	13	14	14	16	15	21	22	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.776	$20.801	$18.714	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197	$10.382
Accumulation Unit Value at end of period	$20.455	$21.776	$20.801	$18.714	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.746	$10.351	$10.397	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227
Accumulation Unit Value at end of period	$10.182	$12.746	$10.351	$10.397	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	1	1	1	1

APP B-28

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.912	$16.341	$16.588	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883	$10.693
Accumulation Unit Value at end of period	$15.740	$19.912	$16.341	$16.588	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.256	$17.117	$14.946	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730
Accumulation Unit Value at end of period	$17.028	$19.256	$17.117	$14.946	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.514	$28.309	$24.980	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827	$10.306
Accumulation Unit Value at end of period	$27.577	$31.514	$28.309	$24.980	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.778	$22.684	$20.532	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889
Accumulation Unit Value at end of period	$23.246	$26.778	$22.684	$20.532	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.635	$32.216	$29.468	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017	$10.642
Accumulation Unit Value at end of period	$32.329	$37.635	$32.216	$29.468	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.695	$15.048	$15.000	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639
Accumulation Unit Value at end of period	$17.602	$18.695	$15.048	$15.000	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.779	$21.783	$21.942	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147	$10.452
Accumulation Unit Value at end of period	$24.949	$26.779	$21.783	$21.942	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.164	$16.264	$15.401	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240
Accumulation Unit Value at end of period	$18.814	$19.164	$16.264	$15.401	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.859	$24.751	$23.685	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221	$10.328
Accumulation Unit Value at end of period	$28.036	$28.859	$24.751	$23.685	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-29

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.531	$12.120	$11.798	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996
Accumulation Unit Value at end of period	$12.220	$12.531	$12.120	$11.798	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172
Number of Accumulation Units outstanding at end of period (in thousands)	71	71	69	71	78	89	85	88	71	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.994	$12.701	$12.494	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472	$10.253
Accumulation Unit Value at end of period	$12.539	$12.994	$12.701	$12.494	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.141	$10.181	$10.198	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588
Accumulation Unit Value at end of period	$10.055	$10.141	$10.181	$10.198	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	7	6	6	9	9	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.645	$9.785	$9.905	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081	$10.023
Accumulation Unit Value at end of period	$9.463	$9.645	$9.785	$9.905	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.785	$8.846	$8.911	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008
Accumulation Unit Value at end of period	$8.772	$8.785	$8.846	$8.911	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	65	72	80	9	13	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.969	$8.109	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978
Accumulation Unit Value at end of period	$7.874	$7.969	$8.109	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.554	$16.348	$14.626	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072
Accumulation Unit Value at end of period	$16.384	$18.554	$16.348	$14.626	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.598	$21.902	$19.801	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468	$10.304
Accumulation Unit Value at end of period	$21.494	$24.598	$21.902	$19.801	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.510	$14.822	$14.778	$14.350	$13.493	$9.817	$10.134	$—	$—	$—
Accumulation Unit Value at end of period	$17.490	$18.510	$14.822	$14.778	$14.350	$13.493	$9.817	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
APP B-30

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.411	$14.088	$14.195	$13.929	$13.236	$9.732	$10.116	$—	$—	$—
Accumulation Unit Value at end of period	$16.279	$17.411	$14.088	$14.195	$13.929	$13.236	$9.732	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.210	$16.888	$14.908	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295
Accumulation Unit Value at end of period	$15.600	$18.210	$16.888	$14.908	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.782	$26.036	$23.226	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290	$10.555
Accumulation Unit Value at end of period	$23.550	$27.782	$26.036	$23.226	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.698	$12.686	$11.571	$12.311	$11.846	$11.880	$10.922	$10.344	$—	$—
Accumulation Unit Value at end of period	$12.563	$13.698	$12.686	$11.571	$12.311	$11.846	$11.880	$10.922	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.755	$11.937	$11.003	$11.831	$11.504	$11.659	$10.831	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.577	$12.755	$11.937	$11.003	$11.831	$11.504	$11.659	$10.831	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.994	$14.412	$13.324	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249
Accumulation Unit Value at end of period	$14.213	$15.994	$14.412	$13.324	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.422	$18.596	$17.374	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667	$10.173
Accumulation Unit Value at end of period	$17.958	$20.422	$18.596	$17.374	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.315	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.876	$9.073	$9.317	$9.576	$9.841	$9.966	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.769	$8.876	$9.073	$9.317	$9.576	$9.841	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-31

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.808	$16.776	$14.287	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271
Accumulation Unit Value at end of period	$15.978	$18.808	$16.776	$14.287	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.365	$21.961	$18.901	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500	$10.352
Accumulation Unit Value at end of period	$20.482	$24.365	$21.961	$18.901	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.591	$10.435	$10.689	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389
Accumulation Unit Value at end of period	$10.496	$12.591	$10.435	$10.689	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	16	18	20	21	21	28	26	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.076	$15.976	$16.537	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963	$10.638
Accumulation Unit Value at end of period	$15.736	$19.076	$15.976	$16.537	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.527	$13.763	$13.919	$14.012	$13.234	$9.854	$10.014	$—	$—	$—
Accumulation Unit Value at end of period	$15.294	$16.527	$13.763	$13.919	$14.012	$13.234	$9.854	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.545	$13.082	$13.370	$13.601	$12.982	$9.768	$9.997	$—	$—	$—
Accumulation Unit Value at end of period	$14.235	$15.545	$13.082	$13.370	$13.601	$12.982	$9.768	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.890	$16.895	$15.365	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521
Accumulation Unit Value at end of period	$15.735	$18.890	$16.895	$15.365	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	6	7	11	12	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.897	$21.598	$19.850	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300	$10.458
Accumulation Unit Value at end of period	$19.698	$23.897	$21.598	$19.850	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.209	$16.028	$14.539	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315
Accumulation Unit Value at end of period	$16.239	$17.209	$16.028	$14.539	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	8	8	8	11	12	11

APP B-32

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.775	$18.612	$17.060	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721	$10.501
Accumulation Unit Value at end of period	$18.465	$19.775	$18.612	$17.060	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.587	$17.578	$15.533	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851
Accumulation Unit Value at end of period	$19.294	$20.587	$17.578	$15.533	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	4	4	4	4	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.837	$21.431	$19.138	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498	$10.410
Accumulation Unit Value at end of period	$23.034	$24.837	$21.431	$19.138	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.399	$14.712	$12.777	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891
Accumulation Unit Value at end of period	$14.810	$16.399	$14.712	$12.777	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.386	$20.295	$17.812	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959	$10.339
Accumulation Unit Value at end of period	$20.005	$22.386	$20.295	$17.812	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.763	$17.663	$17.582	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765
Accumulation Unit Value at end of period	$22.919	$22.763	$17.663	$17.582	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.915	$24.241	$24.386	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492	$10.098
Accumulation Unit Value at end of period	$30.802	$30.915	$24.241	$24.386	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-33

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.278	$15.938	$14.967	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107
Accumulation Unit Value at end of period	$17.871	$19.278	$15.938	$14.967	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.205	$21.058	$19.983	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574	$10.212
Accumulation Unit Value at end of period	$23.121	$25.205	$21.058	$19.983	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.015	$12.707	$12.426	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533
Accumulation Unit Value at end of period	$12.626	$13.015	$12.707	$12.426	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864
Number of Accumulation Units outstanding at end of period (in thousands)	45	47	45	47	42	47	41	48	50	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.763	$12.592	$12.445	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587	$10.275
Accumulation Unit Value at end of period	$12.252	$12.763	$12.592	$12.445	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.572	$14.139	$13.216	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010
Accumulation Unit Value at end of period	$14.411	$15.572	$14.139	$13.216	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	36	37	4	4	5	5	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.203	$16.701	$15.776	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786	$10.291
Accumulation Unit Value at end of period	$16.669	$18.203	$16.701	$15.776	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.315	$16.742	$14.967	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728	$7.250
Accumulation Unit Value at end of period	$17.023	$19.315	$16.742	$14.967	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	20	21	23	27	29	42	45	24
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.165	$22.043	$19.914	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368	$10.382
Accumulation Unit Value at end of period	$21.947	$25.165	$22.043	$19.914	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.431	$12.792	$14.273	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826
Accumulation Unit Value at end of period	$18.941	$17.431	$12.792	$14.273	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-34

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.975	$20.747	$23.394	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735	$10.277
Accumulation Unit Value at end of period	$30.081	$27.975	$20.747	$23.394	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.337	$13.940	$14.532	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023
Accumulation Unit Value at end of period	$16.030	$17.337	$13.940	$14.532	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.873	$21.834	$23.002	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391	$10.261
Accumulation Unit Value at end of period	$24.587	$26.873	$21.834	$23.002	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.257	$13.622	$13.878	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521
Accumulation Unit Value at end of period	$15.545	$18.257	$13.622	$13.878	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.113	$20.444	$21.047	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432	$10.645
Accumulation Unit Value at end of period	$22.845	$27.113	$20.444	$21.047	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.331	$16.858	$15.406	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730
Accumulation Unit Value at end of period	$17.466	$19.331	$16.858	$15.406	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.179	$23.952	$22.121	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951	$10.400
Accumulation Unit Value at end of period	$24.301	$27.179	$23.952	$22.121	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.121	$19.752	$17.074	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741
Accumulation Unit Value at end of period	$19.456	$22.121	$19.752	$17.074	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	3	4	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.229	$29.082	$25.403	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375	$10.794
Accumulation Unit Value at end of period	$28.050	$32.229	$29.082	$25.403	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-35

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$13.029	$12.571	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090
Accumulation Unit Value at end of period	$13.358	$13.722	$13.029	$12.571	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	9	9	9	8	12	14	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.373	$17.629	$17.189	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769	$10.433
Accumulation Unit Value at end of period	$17.699	$18.373	$17.629	$17.189	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.842	$14.852	$14.157	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904
Accumulation Unit Value at end of period	$15.356	$16.842	$14.852	$14.157	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.179	$20.657	$19.898	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737	$10.443
Accumulation Unit Value at end of period	$20.914	$23.179	$20.657	$19.898	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.660	$8.566	$8.932	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059
Accumulation Unit Value at end of period	$8.477	$10.660	$8.566	$8.932	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.098	$13.884	$14.631	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953	$10.683
Accumulation Unit Value at end of period	$13.455	$17.098	$13.884	$14.631	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.759	$7.960	$8.008	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866
Accumulation Unit Value at end of period	$7.904	$9.759	$7.960	$8.008	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.256	$13.400	$13.623	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186	$10.741
Accumulation Unit Value at end of period	$13.029	$16.256	$13.400	$13.623	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.900	$18.764	$14.970	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574
Accumulation Unit Value at end of period	$15.666	$19.900	$18.764	$14.970	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
APP B-36

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.473	$28.083	$22.642	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694	$10.701
Accumulation Unit Value at end of period	$22.959	$29.473	$28.083	$22.642	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.008	$7.255	$6.290	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061
Accumulation Unit Value at end of period	$8.283	$10.008	$7.255	$6.290	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	1	4	5	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.712	$13.708	$12.009	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450	$10.401
Accumulation Unit Value at end of period	$15.325	$18.712	$13.708	$12.009	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.911	$9.516	$9.038	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393
Accumulation Unit Value at end of period	$9.060	$10.911	$9.516	$9.038	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	13	13	14	13	15	19	18	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.613	$14.642	$14.054	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244	$10.699
Accumulation Unit Value at end of period	$13.651	$16.613	$14.642	$14.054	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.527	$13.521	$13.369	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885
Accumulation Unit Value at end of period	$13.552	$13.527	$13.521	$13.369	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524
Number of Accumulation Units outstanding at end of period (in thousands)	24	24	24	23	25	26	22	35	34	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.258	$13.392	$13.381	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285	$10.648
Accumulation Unit Value at end of period	$13.143	$13.258	$13.392	$13.381	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.184	$11.328	$10.526	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331
Accumulation Unit Value at end of period	$11.033	$13.184	$11.328	$10.526	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	12	13	14	16	16	17	17
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.134	$17.482	$16.416	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540	$10.626
Accumulation Unit Value at end of period	$16.672	$20.134	$17.482	$16.416	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-37

Plus

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Accumulation Unit Value at end of period	$13.382	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982
Number of Accumulation Units outstanding at end of period (in thousands)	102	116	135	156	154	190	146	212	222	222
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501
Accumulation Unit Value at end of period	$17.244	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Accumulation Unit Value at end of period	$7.878	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	10	12	16	21	24	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727
Accumulation Unit Value at end of period	$13.996	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	2
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Accumulation Unit Value at end of period	$6.295	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773
Number of Accumulation Units outstanding at end of period (in thousands)	166	176	205	236	267	291	373	399	381	352
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606
Accumulation Unit Value at end of period	$11.728	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	2	2	2	3	4	4	4	1
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Accumulation Unit Value at end of period	$18.665	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	12	18	49	23	27	31	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915
Accumulation Unit Value at end of period	$27.481	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	2	2	2	2	3	2	—
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Accumulation Unit Value at end of period	$12.176	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	4	15	8	4	4	4	2

APP B-38

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414
Accumulation Unit Value at end of period	$17.857	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.419	$10.279	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.753	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	129	171	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.372	$10.248	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.608	$10.372	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.862	$10.287	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.731	$10.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	109	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.813	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$10.813	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.981	$9.962	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.730	$9.981	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	550	603	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.936	$9.932	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.936	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.949	$9.885	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.949	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	60	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.904	$9.855	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.486	$9.904	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-39

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.618	$10.401	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.412	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	162	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.571	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.272	$10.571	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	9	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.638	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.497	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	57	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.590	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.356	$10.590	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.839	$10.528	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.509	$10.839	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	140	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.790	$10.496	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.368	$10.790	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	13	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.665	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.437	$10.665	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	681	890	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.617	$10.404	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.282	$10.617	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	—	—	—	—	—	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.770	$10.451	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.376	$10.770	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	412	522	—	—	—	—	—	—	—	—

APP B-40

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.722	$10.420	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.221	$10.722	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.659	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.079	$10.659	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	511	580	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.611	$10.440	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.943	$10.611	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	27	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.817	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.123	$10.817	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	87	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.768	$10.606	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.988	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Accumulation Unit Value at end of period	$17.251	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443
Number of Accumulation Units outstanding at end of period (in thousands)	131	158	182	219	244	304	382	521	530	512
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211
Accumulation Unit Value at end of period	$25.031	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	13	13	14	13	13	13	13	4
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Accumulation Unit Value at end of period	$19.152	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	2	31	4	2	7	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550
Accumulation Unit Value at end of period	$28.500	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-41

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Accumulation Unit Value at end of period	$19.560	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	12	12	38	15	20	41	26	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071
Accumulation Unit Value at end of period	$30.362	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Accumulation Unit Value at end of period	$16.272	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822
Number of Accumulation Units outstanding at end of period (in thousands)	126	150	174	194	245	281	311	370	412	436
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494
Accumulation Unit Value at end of period	$23.954	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	8	8	9	9	13	13	12	6
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Accumulation Unit Value at end of period	$14.952	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	5	6	37	32	79	59	17
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738
Accumulation Unit Value at end of period	$27.110	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Accumulation Unit Value at end of period	$18.882	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	8	12	10	11	16	19	20	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035
Accumulation Unit Value at end of period	$23.591	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Accumulation Unit Value at end of period	$14.184	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639
Number of Accumulation Units outstanding at end of period (in thousands)	519	617	685	777	882	964	1,276	1,402	1,481	1,520
APP B-42

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687
Accumulation Unit Value at end of period	$18.855	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	9	9	12	12	11	11	9	6
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Accumulation Unit Value at end of period	$13.529	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145
Number of Accumulation Units outstanding at end of period (in thousands)	94	103	109	114	131	188	189	266	288	264
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145
Accumulation Unit Value at end of period	$16.373	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	8	7	9	8	8	6
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Accumulation Unit Value at end of period	$13.304	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294
Number of Accumulation Units outstanding at end of period (in thousands)	317	362	413	513	578	675	876	983	968	856
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313
Accumulation Unit Value at end of period	$18.450	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	10	10	11	11	12	13	13	7
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Accumulation Unit Value at end of period	$17.634	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	32	38	45	52	63	71	69	61
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619
Accumulation Unit Value at end of period	$24.124	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	1	1	1
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Accumulation Unit Value at end of period	$18.063	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	21	23	24	33	39	45	35	42
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049
Accumulation Unit Value at end of period	$25.392	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	1	1	—	1

APP B-43

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Accumulation Unit Value at end of period	$13.176	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755
Number of Accumulation Units outstanding at end of period (in thousands)	291	331	352	415	475	531	673	719	711	719
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491
Accumulation Unit Value at end of period	$14.288	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	10	11	10	10	10	7
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Accumulation Unit Value at end of period	$15.752	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225
Number of Accumulation Units outstanding at end of period (in thousands)	85	95	112	127	141	191	183	107	126	89
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355
Accumulation Unit Value at end of period	$20.401	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	3	3	2	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Accumulation Unit Value at end of period	$15.880	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343
Number of Accumulation Units outstanding at end of period (in thousands)	921	1,133	1,396	1,527	1,820	2,190	3,010	3,744	3,856	3,572
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438
Accumulation Unit Value at end of period	$25.631	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	17	17	21	22	31	34	35	28
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Accumulation Unit Value at end of period	$20.987	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	62	81	96	102	169	173	211	272	237	180
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422
Accumulation Unit Value at end of period	$28.896	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	1	—	1	1	1	2	1

APP B-44

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Accumulation Unit Value at end of period	$18.639	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752
Number of Accumulation Units outstanding at end of period (in thousands)	587	724	916	1,006	1,170	1,446	1,874	2,363	2,498	2,174
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338
Accumulation Unit Value at end of period	$24.310	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	3	4	6	6	12	16	14	11
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Accumulation Unit Value at end of period	$15.353	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	9	10	10	14	14	10	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534
Accumulation Unit Value at end of period	$27.107	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Accumulation Unit Value at end of period	$20.362	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693
Number of Accumulation Units outstanding at end of period (in thousands)	183	257	316	373	482	570	777	1,005	1,007	883
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540
Accumulation Unit Value at end of period	$32.021	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	5	7	7	7	8	9	10	3
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Accumulation Unit Value at end of period	$16.772	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	69	80	95	108	144	148	111	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382
Accumulation Unit Value at end of period	$20.559	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	8	7	7	6	6	6	6	1
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Accumulation Unit Value at end of period	$10.237	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178
Number of Accumulation Units outstanding at end of period (in thousands)	60	67	69	78	93	97	114	137	177	119

APP B-45

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693
Accumulation Unit Value at end of period	$15.820	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	1	2	2	2	—
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Accumulation Unit Value at end of period	$17.121	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337
Number of Accumulation Units outstanding at end of period (in thousands)	13	20	24	19	25	36	42	57	61	62
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307
Accumulation Unit Value at end of period	$27.716	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	3	5	5	5	4
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Accumulation Unit Value at end of period	$23.373	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179
Number of Accumulation Units outstanding at end of period (in thousands)	22	22	19	17	25	41	35	87	27	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642
Accumulation Unit Value at end of period	$32.493	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Accumulation Unit Value at end of period	$17.697	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	13	14	41	16	24	21	24
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453
Accumulation Unit Value at end of period	$25.076	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Accumulation Unit Value at end of period	$18.916	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	3	3	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328
Accumulation Unit Value at end of period	$28.178	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-46

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Accumulation Unit Value at end of period	$12.286	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181
Number of Accumulation Units outstanding at end of period (in thousands)	1,390	1,605	1,723	1,893	2,133	2,457	2,683	3,028	3,167	2,750
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253
Accumulation Unit Value at end of period	$12.603	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	16	17	20	21	26	28	28	17
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Accumulation Unit Value at end of period	$10.109	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754
Number of Accumulation Units outstanding at end of period (in thousands)	80	79	81	82	100	113	153	193	191	266
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024
Accumulation Unit Value at end of period	$9.511	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	18	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Accumulation Unit Value at end of period	$8.819	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855
Number of Accumulation Units outstanding at end of period (in thousands)	88	131	110	135	170	282	501	789	859	631
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979
Accumulation Unit Value at end of period	$7.914	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	35	7	4	4	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Accumulation Unit Value at end of period	$16.473	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	23	25	28	30	34	29	25	25
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305
Accumulation Unit Value at end of period	$21.603	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	3	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$10.135	$—	$—	$—
Accumulation Unit Value at end of period	$17.550	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	22	—	—	—

APP B-47

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$10.117	$—	$—	$—
Accumulation Unit Value at end of period	$16.335	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Accumulation Unit Value at end of period	$15.684	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	12	9	10	11	13	23	27	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555
Accumulation Unit Value at end of period	$23.669	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$10.345	$—	$—
Accumulation Unit Value at end of period	$12.613	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	39	54	63	72	133	346	76	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.622	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	7	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Accumulation Unit Value at end of period	$14.290	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	9	10	10	10	14	10	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174
Accumulation Unit Value at end of period	$18.049	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	1	1	1	1	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.336	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.326	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	206	218	200	131	163	134	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.897	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.794	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	2	4	23	—	—	—	—	—	—
APP B-48

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Accumulation Unit Value at end of period	$16.064	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	4	4	4	14	18	19	20	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353
Accumulation Unit Value at end of period	$20.585	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Accumulation Unit Value at end of period	$10.553	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481
Number of Accumulation Units outstanding at end of period (in thousands)	132	148	179	209	230	259	317	362	340	311
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639
Accumulation Unit Value at end of period	$15.816	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	4	4	3	1
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$10.015	$—	$—	$—
Accumulation Unit Value at end of period	$15.346	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	12	14	16	17	18	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$9.998	$—	$—	$—
Accumulation Unit Value at end of period	$14.284	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Accumulation Unit Value at end of period	$15.820	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	18	24	28	32	38	44	57	75	58	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458
Accumulation Unit Value at end of period	$19.797	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Accumulation Unit Value at end of period	$16.327	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989
Number of Accumulation Units outstanding at end of period (in thousands)	124	146	153	183	220	265	317	347	402	430

APP B-49

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501
Accumulation Unit Value at end of period	$18.559	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	3	4	3	3	3	3	2
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Accumulation Unit Value at end of period	$19.399	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534
Number of Accumulation Units outstanding at end of period (in thousands)	59	62	77	88	115	146	101	102	79	64
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410
Accumulation Unit Value at end of period	$23.151	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	—	1	1	—	—
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Accumulation Unit Value at end of period	$14.890	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063
Number of Accumulation Units outstanding at end of period (in thousands)	34	38	49	65	71	79	106	152	156	161
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339
Accumulation Unit Value at end of period	$20.106	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Accumulation Unit Value at end of period	$23.043	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	9	15	29	36	72	92	66	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099
Accumulation Unit Value at end of period	$30.957	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Accumulation Unit Value at end of period	$17.968	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	5	6	3	4	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213
Accumulation Unit Value at end of period	$23.238	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	1

APP B-50

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Accumulation Unit Value at end of period	$12.694	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874
Number of Accumulation Units outstanding at end of period (in thousands)	120	148	177	207	232	252	242	265	188	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276
Accumulation Unit Value at end of period	$12.314	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	4	4	3	3	4	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Accumulation Unit Value at end of period	$14.489	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279
Number of Accumulation Units outstanding at end of period (in thousands)	93	108	123	139	178	264	240	260	269	233
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292
Accumulation Unit Value at end of period	$16.753	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	4	4	4	4	5	5	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Accumulation Unit Value at end of period	$17.115	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736
Number of Accumulation Units outstanding at end of period (in thousands)	165	197	242	303	358	441	524	666	641	552
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382
Accumulation Unit Value at end of period	$22.058	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	5	5	6	7	8	8	3
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Accumulation Unit Value at end of period	$19.044	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278
Accumulation Unit Value at end of period	$30.234	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Accumulation Unit Value at end of period	$16.117	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	7	19	2	2	3	8	9

APP B-51

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262
Accumulation Unit Value at end of period	$24.711	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Accumulation Unit Value at end of period	$15.630	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943
Number of Accumulation Units outstanding at end of period (in thousands)	66	85	105	120	147	168	210	250	283	294
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645
Accumulation Unit Value at end of period	$22.960	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Accumulation Unit Value at end of period	$17.561	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	6	3	5	8	13	16	27	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401
Accumulation Unit Value at end of period	$24.424	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Accumulation Unit Value at end of period	$19.562	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	41	49	56	65	78	112	124	162	171	182
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794
Accumulation Unit Value at end of period	$28.192	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	1	2	2	2	1
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Accumulation Unit Value at end of period	$13.431	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839
Number of Accumulation Units outstanding at end of period (in thousands)	198	230	248	288	317	377	435	471	478	484
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433
Accumulation Unit Value at end of period	$17.788	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	4	4	5	5	5	5	3

APP B-52

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Accumulation Unit Value at end of period	$15.439	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	7	8	5	5	6	4	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444
Accumulation Unit Value at end of period	$21.020	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Accumulation Unit Value at end of period	$8.523	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	7	8	9	9	9	10	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683
Accumulation Unit Value at end of period	$13.523	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Accumulation Unit Value at end of period	$7.947	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	12	18	19	20	21	27	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741
Accumulation Unit Value at end of period	$13.095	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Accumulation Unit Value at end of period	$15.751	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	5	5	20	6	7	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702
Accumulation Unit Value at end of period	$23.075	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Accumulation Unit Value at end of period	$8.328	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589
Number of Accumulation Units outstanding at end of period (in thousands)	18	29	35	37	53	60	111	120	124	151

APP B-53

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401
Accumulation Unit Value at end of period	$15.403	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	4	4	7	7	7	1
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Accumulation Unit Value at end of period	$9.109	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	35	44	60	67	70	75	86	98	64	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700
Accumulation Unit Value at end of period	$13.720	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	2	2	2	1
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Accumulation Unit Value at end of period	$13.625	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535
Number of Accumulation Units outstanding at end of period (in thousands)	142	169	188	209	238	276	441	480	501	420
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649
Accumulation Unit Value at end of period	$13.210	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	5	4	9	9	8	2
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Accumulation Unit Value at end of period	$11.093	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159
Number of Accumulation Units outstanding at end of period (in thousands)	178	185	218	248	274	290	427	389	384	313
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626
Accumulation Unit Value at end of period	$16.757	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	23	27	28	32	39	44	23	21
APP B-54

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.377	$1.121	$1.104	$1.097	$1.178	$0.999	$0.893	$1.041	$—	$—
Accumulation Unit Value at end of period	$1.126	$1.377	$1.121	$1.104	$1.097	$1.178	$0.999	$0.893	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	51	89	91	110	131	120	120	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.005	$13.992	$13.922	$13.982	$15.169	$12.993	$11.742	$13.833	$—	$—
Accumulation Unit Value at end of period	$13.761	$17.005	$13.992	$13.922	$13.982	$15.169	$12.993	$11.742	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.762	$1.327	$1.339	$1.339	$1.308	$0.949	$0.799	$0.858	$0.728	$0.514
Accumulation Unit Value at end of period	$1.742	$1.762	$1.327	$1.339	$1.339	$1.308	$0.949	$0.799	$0.858	$0.728
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	159	161	170	173	382	324	254	266
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.148	$25.234	$25.728	$26.010	$25.673	$18.810	$16.003	$17.371	$14.898	$10.631
Accumulation Unit Value at end of period	$32.432	$33.148	$25.234	$25.728	$26.010	$25.673	$18.810	$16.003	$17.371	$14.898
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.022	$17.703	$15.995	$16.738	$15.371	$11.929	$10.473	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.245	$21.022	$17.703	$15.995	$16.738	$15.371	$11.929	$10.473	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	116	141	174	202	229	285	336	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.668	$16.737	$15.282	$16.161	$14.998	$11.762	$10.435	$10.000	$—	$—
Accumulation Unit Value at end of period	$17.818	$19.668	$16.737	$15.282	$16.161	$14.998	$11.762	$10.435	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	7	7	7	8	8	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.126	$18.638	$17.528	$18.302	$18.923	$12.778	$12.015	$12.770	$10.000	$—
Accumulation Unit Value at end of period	$23.083	$23.126	$18.638	$17.528	$18.302	$18.923	$12.778	$12.015	$12.770	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	5	6	6	10	10	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.386	$17.418	$16.553	$17.466	$18.250	$12.453	$11.833	$12.709	$10.000	$—
Accumulation Unit Value at end of period	$21.123	$21.386	$17.418	$16.553	$17.466	$18.250	$12.453	$11.833	$12.709	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-55

Outlook

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Accumulation Unit Value at end of period	$13.382	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982
Number of Accumulation Units outstanding at end of period (in thousands)	102	116	135	156	154	190	146	212	222	222
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501
Accumulation Unit Value at end of period	$17.244	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Accumulation Unit Value at end of period	$7.878	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	10	12	16	21	24	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727
Accumulation Unit Value at end of period	$13.996	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	2
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Accumulation Unit Value at end of period	$6.295	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773
Number of Accumulation Units outstanding at end of period (in thousands)	166	176	205	236	267	291	373	399	381	352
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606
Accumulation Unit Value at end of period	$11.728	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	2	2	2	3	4	4	4	1
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Accumulation Unit Value at end of period	$18.665	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	12	18	49	23	27	31	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915
Accumulation Unit Value at end of period	$27.481	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	2	2	2	2	3	2	—
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Accumulation Unit Value at end of period	$12.176	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	4	15	8	4	4	4	2

APP B-56

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414
Accumulation Unit Value at end of period	$17.857	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.419	$10.279	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.753	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	129	171	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.372	$10.248	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.608	$10.372	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.862	$10.287	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.731	$10.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	109	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.813	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$10.813	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.981	$9.962	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.730	$9.981	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	550	603	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.936	$9.932	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.936	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.949	$9.885	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.949	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	60	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.904	$9.855	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.486	$9.904	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-57

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.618	$10.401	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.412	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	162	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.571	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.272	$10.571	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	9	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.638	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.497	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	57	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.590	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.356	$10.590	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.839	$10.528	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.509	$10.839	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	140	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.790	$10.496	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.368	$10.790	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	13	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.665	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.437	$10.665	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	681	890	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.617	$10.404	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.282	$10.617	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	—	—	—	—	—	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.770	$10.451	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.376	$10.770	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	412	522	—	—	—	—	—	—	—	—

APP B-58

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.722	$10.420	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.221	$10.722	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.659	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.079	$10.659	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	511	580	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.611	$10.440	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.943	$10.611	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	27	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.817	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.123	$10.817	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	87	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.768	$10.606	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.988	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Accumulation Unit Value at end of period	$17.251	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443
Number of Accumulation Units outstanding at end of period (in thousands)	131	158	182	219	244	304	382	521	530	512
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211
Accumulation Unit Value at end of period	$25.031	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	13	13	14	13	13	13	13	4
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Accumulation Unit Value at end of period	$19.152	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	2	31	4	2	7	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550
Accumulation Unit Value at end of period	$28.500	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-59

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Accumulation Unit Value at end of period	$19.560	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	12	12	38	15	20	41	26	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071
Accumulation Unit Value at end of period	$30.362	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Accumulation Unit Value at end of period	$16.272	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822
Number of Accumulation Units outstanding at end of period (in thousands)	126	150	174	194	245	281	311	370	412	436
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494
Accumulation Unit Value at end of period	$23.954	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	8	8	9	9	13	13	12	6
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Accumulation Unit Value at end of period	$14.952	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	5	6	37	32	79	59	17
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738
Accumulation Unit Value at end of period	$27.110	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Accumulation Unit Value at end of period	$18.882	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	8	12	10	11	16	19	20	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035
Accumulation Unit Value at end of period	$23.591	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Accumulation Unit Value at end of period	$14.184	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639
Number of Accumulation Units outstanding at end of period (in thousands)	519	617	685	777	882	964	1,276	1,402	1,481	1,520
APP B-60

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687
Accumulation Unit Value at end of period	$18.855	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	9	9	12	12	11	11	9	6
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Accumulation Unit Value at end of period	$13.529	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145
Number of Accumulation Units outstanding at end of period (in thousands)	94	103	109	114	131	188	189	266	288	264
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145
Accumulation Unit Value at end of period	$16.373	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	8	7	9	8	8	6
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Accumulation Unit Value at end of period	$13.304	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294
Number of Accumulation Units outstanding at end of period (in thousands)	317	362	413	513	578	675	876	983	968	856
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313
Accumulation Unit Value at end of period	$18.450	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	10	10	11	11	12	13	13	7
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Accumulation Unit Value at end of period	$17.634	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	32	38	45	52	63	71	69	61
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619
Accumulation Unit Value at end of period	$24.124	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	1	1	1
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Accumulation Unit Value at end of period	$18.063	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	21	23	24	33	39	45	35	42
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049
Accumulation Unit Value at end of period	$25.392	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	1	1	—	1

APP B-61

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Accumulation Unit Value at end of period	$13.176	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755
Number of Accumulation Units outstanding at end of period (in thousands)	291	331	352	415	475	531	673	719	711	719
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491
Accumulation Unit Value at end of period	$14.288	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	10	11	10	10	10	7
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Accumulation Unit Value at end of period	$15.752	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225
Number of Accumulation Units outstanding at end of period (in thousands)	85	95	112	127	141	191	183	107	126	89
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355
Accumulation Unit Value at end of period	$20.401	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	3	3	2	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Accumulation Unit Value at end of period	$15.880	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343
Number of Accumulation Units outstanding at end of period (in thousands)	921	1,133	1,396	1,527	1,820	2,190	3,010	3,744	3,856	3,572
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438
Accumulation Unit Value at end of period	$25.631	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	17	17	21	22	31	34	35	28
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Accumulation Unit Value at end of period	$20.987	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	62	81	96	102	169	173	211	272	237	180
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422
Accumulation Unit Value at end of period	$28.896	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	1	—	1	1	1	2	1

APP B-62

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Accumulation Unit Value at end of period	$18.639	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752
Number of Accumulation Units outstanding at end of period (in thousands)	587	724	916	1,006	1,170	1,446	1,874	2,363	2,498	2,174
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338
Accumulation Unit Value at end of period	$24.310	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	3	4	6	6	12	16	14	11
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Accumulation Unit Value at end of period	$15.353	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	9	10	10	14	14	10	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534
Accumulation Unit Value at end of period	$27.107	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Accumulation Unit Value at end of period	$20.362	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693
Number of Accumulation Units outstanding at end of period (in thousands)	183	257	316	373	482	570	777	1,005	1,007	883
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540
Accumulation Unit Value at end of period	$32.021	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	5	7	7	7	8	9	10	3
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Accumulation Unit Value at end of period	$16.772	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	69	80	95	108	144	148	111	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382
Accumulation Unit Value at end of period	$20.559	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	8	7	7	6	6	6	6	1
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Accumulation Unit Value at end of period	$10.237	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178
Number of Accumulation Units outstanding at end of period (in thousands)	60	67	69	78	93	97	114	137	177	119

APP B-63

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693
Accumulation Unit Value at end of period	$15.820	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	1	2	2	2	—
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Accumulation Unit Value at end of period	$17.121	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337
Number of Accumulation Units outstanding at end of period (in thousands)	13	20	24	19	25	36	42	57	61	62
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307
Accumulation Unit Value at end of period	$27.716	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	3	5	5	5	4
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Accumulation Unit Value at end of period	$23.373	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179
Number of Accumulation Units outstanding at end of period (in thousands)	22	22	19	17	25	41	35	87	27	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642
Accumulation Unit Value at end of period	$32.493	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Accumulation Unit Value at end of period	$17.697	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	13	14	41	16	24	21	24
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453
Accumulation Unit Value at end of period	$25.076	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Accumulation Unit Value at end of period	$18.916	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	3	3	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328
Accumulation Unit Value at end of period	$28.178	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-64

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Accumulation Unit Value at end of period	$12.286	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181
Number of Accumulation Units outstanding at end of period (in thousands)	1,390	1,605	1,723	1,893	2,133	2,457	2,683	3,028	3,167	2,750
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253
Accumulation Unit Value at end of period	$12.603	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	16	17	20	21	26	28	28	17
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Accumulation Unit Value at end of period	$10.109	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754
Number of Accumulation Units outstanding at end of period (in thousands)	80	79	81	82	100	113	153	193	191	266
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024
Accumulation Unit Value at end of period	$9.511	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	18	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Accumulation Unit Value at end of period	$8.819	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855
Number of Accumulation Units outstanding at end of period (in thousands)	88	131	110	135	170	282	501	789	859	631
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979
Accumulation Unit Value at end of period	$7.914	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	35	7	4	4	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Accumulation Unit Value at end of period	$16.473	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	23	25	28	30	34	29	25	25
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305
Accumulation Unit Value at end of period	$21.603	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	3	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$10.135	$—	$—	$—
Accumulation Unit Value at end of period	$17.550	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	22	—	—	—

APP B-65

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$10.117	$—	$—	$—
Accumulation Unit Value at end of period	$16.335	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Accumulation Unit Value at end of period	$15.684	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	12	9	10	11	13	23	27	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555
Accumulation Unit Value at end of period	$23.669	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$10.345	$—	$—
Accumulation Unit Value at end of period	$12.613	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	39	54	63	72	133	346	76	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.622	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	7	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Accumulation Unit Value at end of period	$14.290	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	9	10	10	10	14	10	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174
Accumulation Unit Value at end of period	$18.049	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	1	1	1	1	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.336	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.326	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	206	218	200	131	163	134	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.897	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.794	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	2	4	23	—	—	—	—	—	—
APP B-66

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Accumulation Unit Value at end of period	$16.064	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	4	4	4	14	18	19	20	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353
Accumulation Unit Value at end of period	$20.585	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Accumulation Unit Value at end of period	$10.553	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481
Number of Accumulation Units outstanding at end of period (in thousands)	132	148	179	209	230	259	317	362	340	311
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639
Accumulation Unit Value at end of period	$15.816	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	4	4	3	1
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$10.015	$—	$—	$—
Accumulation Unit Value at end of period	$15.346	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	12	14	16	17	18	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$9.998	$—	$—	$—
Accumulation Unit Value at end of period	$14.284	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Accumulation Unit Value at end of period	$15.820	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	18	24	28	32	38	44	57	75	58	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458
Accumulation Unit Value at end of period	$19.797	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Accumulation Unit Value at end of period	$16.327	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989
Number of Accumulation Units outstanding at end of period (in thousands)	124	146	153	183	220	265	317	347	402	430

APP B-67

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501
Accumulation Unit Value at end of period	$18.559	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	3	4	3	3	3	3	2
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Accumulation Unit Value at end of period	$19.399	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534
Number of Accumulation Units outstanding at end of period (in thousands)	59	62	77	88	115	146	101	102	79	64
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410
Accumulation Unit Value at end of period	$23.151	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	—	1	1	—	—
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Accumulation Unit Value at end of period	$14.890	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063
Number of Accumulation Units outstanding at end of period (in thousands)	34	38	49	65	71	79	106	152	156	161
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339
Accumulation Unit Value at end of period	$20.106	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Accumulation Unit Value at end of period	$23.043	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	9	15	29	36	72	92	66	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099
Accumulation Unit Value at end of period	$30.957	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Accumulation Unit Value at end of period	$17.968	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	5	6	3	4	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213
Accumulation Unit Value at end of period	$23.238	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	1

APP B-68

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Accumulation Unit Value at end of period	$12.694	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874
Number of Accumulation Units outstanding at end of period (in thousands)	120	148	177	207	232	252	242	265	188	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276
Accumulation Unit Value at end of period	$12.314	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	4	4	3	3	4	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Accumulation Unit Value at end of period	$14.489	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279
Number of Accumulation Units outstanding at end of period (in thousands)	93	108	123	139	178	264	240	260	269	233
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292
Accumulation Unit Value at end of period	$16.753	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	4	4	4	4	5	5	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Accumulation Unit Value at end of period	$17.115	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736
Number of Accumulation Units outstanding at end of period (in thousands)	165	197	242	303	358	441	524	666	641	552
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382
Accumulation Unit Value at end of period	$22.058	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	5	5	6	7	8	8	3
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Accumulation Unit Value at end of period	$19.044	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023
Number of Accumulation Units outstanding at end of period (in thousands)	27	36	43	49	58	66	80	127	111	98
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278
Accumulation Unit Value at end of period	$30.234	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Accumulation Unit Value at end of period	$16.117	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	7	19	2	2	3	8	9

APP B-69

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262
Accumulation Unit Value at end of period	$24.711	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Accumulation Unit Value at end of period	$15.630	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943
Number of Accumulation Units outstanding at end of period (in thousands)	66	85	105	120	147	168	210	250	283	294
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645
Accumulation Unit Value at end of period	$22.960	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Accumulation Unit Value at end of period	$17.561	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	6	3	5	8	13	16	27	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401
Accumulation Unit Value at end of period	$24.424	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Accumulation Unit Value at end of period	$19.562	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	41	49	56	65	78	112	124	162	171	182
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794
Accumulation Unit Value at end of period	$28.192	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	1	2	2	2	1
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Accumulation Unit Value at end of period	$13.431	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839
Number of Accumulation Units outstanding at end of period (in thousands)	198	230	248	288	317	377	435	471	478	484
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433
Accumulation Unit Value at end of period	$17.788	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	4	4	5	5	5	5	3

APP B-70

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Accumulation Unit Value at end of period	$15.439	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	7	8	5	5	6	4	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444
Accumulation Unit Value at end of period	$21.020	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Accumulation Unit Value at end of period	$8.523	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	7	8	9	9	9	10	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683
Accumulation Unit Value at end of period	$13.523	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Accumulation Unit Value at end of period	$7.947	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	12	18	19	20	21	27	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741
Accumulation Unit Value at end of period	$13.095	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Accumulation Unit Value at end of period	$15.751	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	5	5	20	6	7	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702
Accumulation Unit Value at end of period	$23.075	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Accumulation Unit Value at end of period	$8.328	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589
Number of Accumulation Units outstanding at end of period (in thousands)	18	29	35	37	53	60	111	120	124	151

APP B-71

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401
Accumulation Unit Value at end of period	$15.403	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	4	4	7	7	7	1
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Accumulation Unit Value at end of period	$9.109	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	35	44	60	67	70	75	86	98	64	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700
Accumulation Unit Value at end of period	$13.720	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	2	2	2	1
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Accumulation Unit Value at end of period	$13.625	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535
Number of Accumulation Units outstanding at end of period (in thousands)	142	169	188	209	238	276	441	480	501	420
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649
Accumulation Unit Value at end of period	$13.210	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	5	4	9	9	8	2
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Accumulation Unit Value at end of period	$11.093	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159
Number of Accumulation Units outstanding at end of period (in thousands)	178	185	218	248	274	290	427	389	384	313
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626
Accumulation Unit Value at end of period	$16.757	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	23	27	28	32	39	44	23	21
APP B-72

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Rational Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.394	$2.071	$1.897	$2.078	$2.157	$1.662	$1.378	$1.414	$1.109	$0.848
Accumulation Unit Value at end of period	$2.186	$2.394	$2.071	$1.897	$2.078	$2.157	$1.662	$1.378	$1.414	$1.109
Number of Accumulation Units outstanding at end of period (in thousands)	111	154	171	212	296	258	287	318	343	331
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.244	$23.817	$22.043	$24.395	$25.591	$19.929	$16.696	$17.311	$13.721	$10.603
Accumulation Unit Value at end of period	$24.614	$27.244	$23.817	$22.043	$24.395	$25.591	$19.929	$16.696	$17.311	$13.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Rational Trend Aggregation VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.083	$2.152	$2.045	$2.145	$1.979	$1.677	$1.530	$1.453	$1.283	$1.042
Accumulation Unit Value at end of period	$1.955	$2.083	$2.152	$2.045	$2.145	$1.979	$1.677	$1.530	$1.453	$1.283
Number of Accumulation Units outstanding at end of period (in thousands)	102	139	155	209	344	423	362	377	481	534
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.246	$21.136	$20.300	$21.513	$20.063	$17.182	$15.836	$15.195	$13.560	$11.135
Accumulation Unit Value at end of period	$18.806	$20.246	$21.136	$20.300	$21.513	$20.063	$17.182	$15.836	$15.195	$13.560
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-73

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.377	$1.121	$1.104	$1.097	$1.178	$0.999	$0.893	$1.041	$—	$—
Accumulation Unit Value at end of period	$1.126	$1.377	$1.121	$1.104	$1.097	$1.178	$0.999	$0.893	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	51	89	91	110	131	120	120	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.005	$13.992	$13.922	$13.982	$15.169	$12.993	$11.742	$13.833	$—	$—
Accumulation Unit Value at end of period	$13.761	$17.005	$13.992	$13.922	$13.982	$15.169	$12.993	$11.742	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.762	$1.327	$1.339	$1.339	$1.308	$0.949	$0.799	$0.858	$0.728	$0.514
Accumulation Unit Value at end of period	$1.742	$1.762	$1.327	$1.339	$1.339	$1.308	$0.949	$0.799	$0.858	$0.728
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	159	161	170	173	382	324	254	266
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.148	$25.234	$25.728	$26.010	$25.673	$18.810	$16.003	$17.371	$14.898	$10.631
Accumulation Unit Value at end of period	$32.432	$33.148	$25.234	$25.728	$26.010	$25.673	$18.810	$16.003	$17.371	$14.898
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.022	$17.703	$15.995	$16.738	$15.371	$11.929	$10.473	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.245	$21.022	$17.703	$15.995	$16.738	$15.371	$11.929	$10.473	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	116	141	174	202	229	285	336	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.668	$16.737	$15.282	$16.161	$14.998	$11.762	$10.435	$10.000	$—	$—
Accumulation Unit Value at end of period	$17.818	$19.668	$16.737	$15.282	$16.161	$14.998	$11.762	$10.435	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	7	7	7	8	8	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.126	$18.638	$17.528	$18.302	$18.923	$12.778	$12.015	$12.770	$10.000	$—
Accumulation Unit Value at end of period	$23.083	$23.126	$18.638	$17.528	$18.302	$18.923	$12.778	$12.015	$12.770	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	5	6	6	10	10	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.386	$17.418	$16.553	$17.466	$18.250	$12.453	$11.833	$12.709	$10.000	$—
Accumulation Unit Value at end of period	$21.123	$21.386	$17.418	$16.553	$17.466	$18.250	$12.453	$11.833	$12.709	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-74

Talcott Resolution Life and Annuity Insurance Company
Core

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.119	$13.241	$12.837	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361
Accumulation Unit Value at end of period	$13.974	$15.119	$13.241	$12.837	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048
Number of Accumulation Units outstanding at end of period (in thousands)	117	157	237	287	386	648	716	728	716	642
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.631	$17.373	$17.021	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777	$10.505
Accumulation Unit Value at end of period	$17.955	$19.631	$17.373	$17.021	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	10	10	10	10	10	9	9	4
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.110	$7.603	$8.285	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454
Accumulation Unit Value at end of period	$8.227	$10.110	$7.603	$8.285	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500
Number of Accumulation Units outstanding at end of period (in thousands)	62	56	57	95	219	248	341	366	374	387
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.097	$13.754	$15.145	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602	$10.731
Accumulation Unit Value at end of period	$14.573	$18.097	$13.754	$15.145	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	5	5	5	5	6	6	3
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.642	$6.995	$7.141	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142
Accumulation Unit Value at end of period	$6.574	$8.642	$6.995	$7.141	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823
Number of Accumulation Units outstanding at end of period (in thousands)	527	547	668	814	1,007	1,330	2,015	2,050	1,891	1,792
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.223	$13.270	$13.689	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931	$10.610
Accumulation Unit Value at end of period	$12.211	$16.223	$13.270	$13.689	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	10	11	10	9	10	11	10	9
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.300	$20.907	$16.964	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697
Accumulation Unit Value at end of period	$19.491	$23.300	$20.907	$16.964	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436
Number of Accumulation Units outstanding at end of period (in thousands)	80	89	101	146	225	298	284	284	274	195
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.566	$31.342	$25.699	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223	$10.919
Accumulation Unit Value at end of period	$28.613	$34.566	$31.342	$25.699	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	2	2	3	3	3	—
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.209	$13.593	$12.368	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414
Accumulation Unit Value at end of period	$12.715	$15.209	$13.593	$12.368	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667
Number of Accumulation Units outstanding at end of period (in thousands)	12	18	23	20	25	29	29	27	28	23

APP B-75

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.474	$20.299	$18.664	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323	$10.418
Accumulation Unit Value at end of period	$18.592	$22.474	$20.299	$18.664	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.436	$10.291	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.809	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	319	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.390	$10.260	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.663	$10.390	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	—	—	—	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.881	$10.298	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.787	$10.881	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	256	295	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.832	$10.267	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.641	$10.832	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	106	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.998	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.786	$9.998	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,919	3,316	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.953	$9.943	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.640	$9.953	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	63	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.966	$9.896	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.684	$9.966	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	158	178	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.921	$9.866	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.540	$9.921	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	31	—	—	—	—	—	—	—	—

APP B-76

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.637	$10.413	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.466	$10.637	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	366	375	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.589	$10.382	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.325	$10.589	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	88	95	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.656	$10.507	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.551	$10.656	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	255	278	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.608	$10.475	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.409	$10.608	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	82	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.858	$10.540	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.564	$10.858	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	678	748	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.809	$10.508	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.422	$10.809	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	61	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.683	$10.448	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.497	$10.683	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,181	3,930	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.635	$10.416	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.341	$10.635	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	187	212	—	—	—	—	—	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.789	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.435	$10.789	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,664	2,042	—	—	—	—	—	—	—	—

APP B-77

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.740	$10.432	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.280	$10.740	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	175	186	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.677	$10.483	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.131	$10.677	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,619	2,821	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.629	$10.452	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.995	$10.629	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	93	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.835	$10.650	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.176	$10.835	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	280	303	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.787	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.039	$10.787	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	58	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.540	$16.273	$15.295	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357
Accumulation Unit Value at end of period	$18.016	$19.540	$16.273	$15.295	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505
Number of Accumulation Units outstanding at end of period (in thousands)	400	446	626	807	1,176	1,487	2,410	2,552	2,665	2,759
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.566	$24.041	$22.835	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524	$10.215
Accumulation Unit Value at end of period	$26.063	$28.566	$24.041	$22.835	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	27	29	31	25	23	25	22	15
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.356	$17.510	$17.271	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404
Accumulation Unit Value at end of period	$20.001	$21.356	$17.510	$17.271	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	31	45	46	63	82	38	29	18
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.020	$26.530	$26.444	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005	$10.554
Accumulation Unit Value at end of period	$29.675	$32.020	$26.530	$26.444	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	1	1	—	—	—

APP B-78

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.774	$15.603	$15.712	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861
Accumulation Unit Value at end of period	$20.427	$20.774	$15.603	$15.712	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407
Number of Accumulation Units outstanding at end of period (in thousands)	79	72	66	74	88	104	133	114	86	100
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.489	$24.659	$25.095	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600	$10.075
Accumulation Unit Value at end of period	$31.613	$32.489	$24.659	$25.095	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	1	1	1	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.189	$16.960	$15.344	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439
Accumulation Unit Value at end of period	$16.993	$20.189	$16.960	$15.344	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887
Number of Accumulation Units outstanding at end of period (in thousands)	509	579	734	922	1,180	1,648	2,056	2,238	2,292	2,241
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.945	$25.421	$23.241	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337	$10.498
Accumulation Unit Value at end of period	$24.941	$29.945	$25.421	$23.241	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	10	16	18	19	19	23	21	15
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.164	$16.295	$15.100	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350
Accumulation Unit Value at end of period	$15.614	$19.164	$16.295	$15.100	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	21	42	80	84	65	63	92	88
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$35.011	$30.084	$28.172	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498	$10.743
Accumulation Unit Value at end of period	$28.228	$35.011	$30.084	$28.172	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.367	$15.468	$16.144	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256
Accumulation Unit Value at end of period	$19.719	$19.367	$15.468	$16.144	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508
Number of Accumulation Units outstanding at end of period (in thousands)	35	36	49	61	84	131	161	168	171	164
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.380	$19.677	$20.753	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018	$10.039
Accumulation Unit Value at end of period	$24.563	$24.380	$19.677	$20.753	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.692	$14.504	$12.898	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263
Accumulation Unit Value at end of period	$14.813	$15.692	$14.504	$12.898	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710
Number of Accumulation Units outstanding at end of period (in thousands)	1,245	1,552	1,856	2,264	2,889	4,184	6,439	7,085	7,339	7,413
APP B-79

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.017	$19.632	$17.641	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144	$10.691
Accumulation Unit Value at end of period	$19.632	$21.017	$19.632	$17.641	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144
Number of Accumulation Units outstanding at end of period (in thousands)	56	61	54	66	67	61	45	44	47	30
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.129	$15.052	$13.606	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572
Accumulation Unit Value at end of period	$14.128	$16.129	$15.052	$13.606	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212
Number of Accumulation Units outstanding at end of period (in thousands)	362	462	552	692	882	1,268	1,218	1,362	1,425	1,346
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.669	$18.549	$16.944	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218	$10.149
Accumulation Unit Value at end of period	$17.048	$19.669	$18.549	$16.944	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	3	4	5	6	6	4
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.487	$14.486	$12.651	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718
Accumulation Unit Value at end of period	$13.893	$15.487	$14.486	$12.651	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355
Number of Accumulation Units outstanding at end of period (in thousands)	1,256	1,545	1,842	2,293	2,829	4,319	4,600	5,131	5,244	4,808
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.639	$20.455	$18.053	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698	$10.317
Accumulation Unit Value at end of period	$19.210	$21.639	$20.455	$18.053	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698
Number of Accumulation Units outstanding at end of period (in thousands)	29	30	24	26	25	22	22	28	28	23
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.436	$19.632	$15.277	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012
Accumulation Unit Value at end of period	$18.416	$21.436	$19.632	$15.277	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936
Number of Accumulation Units outstanding at end of period (in thousands)	195	221	260	332	409	555	694	789	841	858
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.547	$27.346	$21.504	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397	$10.623
Accumulation Unit Value at end of period	$25.118	$29.547	$27.346	$21.504	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	4	4	3	4	4	4
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.204	$16.865	$16.415	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458
Accumulation Unit Value at end of period	$18.864	$20.204	$16.865	$16.415	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147
Number of Accumulation Units outstanding at end of period (in thousands)	69	95	120	166	231	368	217	223	293	245
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.616	$24.139	$23.742	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091	$10.053
Accumulation Unit Value at end of period	$26.438	$28.616	$24.139	$23.742	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	1	1	1	—

APP B-80

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.251	$13.814	$12.968	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740
Accumulation Unit Value at end of period	$13.760	$14.251	$13.814	$12.968	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834
Number of Accumulation Units outstanding at end of period (in thousands)	941	1,130	1,278	1,646	1,988	2,595	3,560	3,670	3,787	3,559
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.572	$15.253	$14.470	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875	$10.495
Accumulation Unit Value at end of period	$14.877	$15.572	$15.253	$14.470	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875
Number of Accumulation Units outstanding at end of period (in thousands)	20	33	40	48	47	45	33	38	40	34
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.578	$15.398	$14.704	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223
Accumulation Unit Value at end of period	$16.450	$17.578	$15.398	$14.704	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293
Number of Accumulation Units outstanding at end of period (in thousands)	177	206	220	247	363	468	379	364	308	285
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.938	$20.306	$19.595	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190	$10.359
Accumulation Unit Value at end of period	$21.241	$22.938	$20.306	$19.595	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	5	5	6	6	2	2	1	1
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.048	$14.963	$14.358	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842
Accumulation Unit Value at end of period	$16.584	$18.048	$14.963	$14.358	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405
Number of Accumulation Units outstanding at end of period (in thousands)	4,474	5,536	6,972	8,598	11,024	16,405	23,921	26,223	27,070	25,133
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.350	$24.589	$23.845	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865	$10.442
Accumulation Unit Value at end of period	$26.687	$29.350	$24.589	$23.845	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865
Number of Accumulation Units outstanding at end of period (in thousands)	82	89	119	140	141	123	126	140	159	112
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.644	$18.807	$18.006	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838
Accumulation Unit Value at end of period	$21.917	$22.644	$18.807	$18.006	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485
Number of Accumulation Units outstanding at end of period (in thousands)	739	942	1,153	1,413	1,841	2,959	2,987	3,350	3,645	3,109
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.413	$26.365	$25.509	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802	$10.426
Accumulation Unit Value at end of period	$30.087	$31.413	$26.365	$25.509	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	20	24	27	20	21	29	32	27

APP B-81

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.817	$17.809	$15.697	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160
Accumulation Unit Value at end of period	$19.465	$20.817	$17.809	$15.697	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816
Number of Accumulation Units outstanding at end of period (in thousands)	3,092	3,878	4,800	5,991	7,602	11,922	15,196	16,854	18,043	16,073
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.356	$23.650	$21.065	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600	$10.342
Accumulation Unit Value at end of period	$25.311	$27.356	$23.650	$21.065	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600
Number of Accumulation Units outstanding at end of period (in thousands)	50	56	61	73	76	72	69	73	78	39
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.877	$12.875	$12.788	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389
Accumulation Unit Value at end of period	$16.033	$16.877	$12.875	$12.788	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220
Number of Accumulation Units outstanding at end of period (in thousands)	37	44	48	65	46	69	50	55	56	78
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.023	$23.146	$23.231	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968	$10.538
Accumulation Unit Value at end of period	$28.224	$30.023	$23.146	$23.231	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.418	$16.626	$16.918	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055
Accumulation Unit Value at end of period	$21.264	$21.418	$16.626	$16.918	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750
Number of Accumulation Units outstanding at end of period (in thousands)	966	1,223	1,550	1,884	2,579	3,990	4,841	5,711	6,185	5,783
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.937	$26.621	$27.375	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355	$10.544
Accumulation Unit Value at end of period	$33.340	$33.937	$26.621	$27.375	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	33	41	33	32	29	35	43	32
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.368	$17.285	$15.319	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652
Accumulation Unit Value at end of period	$17.515	$18.368	$17.285	$15.319	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370
Number of Accumulation Units outstanding at end of period (in thousands)	267	306	373	432	573	762	1,090	1,002	897	506
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.685	$21.572	$19.321	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272	$10.386
Accumulation Unit Value at end of period	$21.405	$22.685	$21.572	$19.321	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	7	7	9	8	8	8	5
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.323	$10.771	$10.771	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251
Accumulation Unit Value at end of period	$10.691	$13.323	$10.771	$10.771	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239
Number of Accumulation Units outstanding at end of period (in thousands)	669	700	848	1,008	1,301	1,714	997	1,257	1,226	1,003

APP B-82

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.744	$16.947	$17.126	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952	$10.698
Accumulation Unit Value at end of period	$16.472	$20.744	$16.947	$17.126	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	7	7	7	7	8	6	3
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399
Number of Accumulation Units outstanding at end of period (in thousands)	46	56	72	77	100	122	161	188	219	208
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.830	$29.359	$25.790	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900	$10.311
Accumulation Unit Value at end of period	$28.858	$32.830	$29.359	$25.790	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	7	7	6	3
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.990	$23.604	$21.269	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915
Accumulation Unit Value at end of period	$24.408	$27.990	$23.604	$21.269	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247
Number of Accumulation Units outstanding at end of period (in thousands)	55	51	50	73	90	139	161	193	197	82
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$39.207	$33.412	$30.424	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087	$10.647
Accumulation Unit Value at end of period	$33.832	$39.207	$33.412	$30.424	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	3	3	3	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.541	$15.659	$15.538	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664
Accumulation Unit Value at end of period	$18.482	$19.541	$15.659	$15.538	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	141	175	220	267	358	543	296	338	347	373
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.898	$22.591	$22.654	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212	$10.457
Accumulation Unit Value at end of period	$26.109	$27.898	$22.591	$22.654	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	3	3	3	3	2
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.031	$16.924	$15.954	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263
Accumulation Unit Value at end of period	$19.754	$20.031	$16.924	$15.954	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755
Number of Accumulation Units outstanding at end of period (in thousands)	67	73	82	66	66	75	84	75	83	92
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.065	$25.669	$24.453	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291	$10.332
Accumulation Unit Value at end of period	$29.339	$30.065	$25.669	$24.453	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	1	1	1	—

APP B-83

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.098	$12.612	$12.221	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030
Accumulation Unit Value at end of period	$12.830	$13.098	$12.612	$12.221	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256
Number of Accumulation Units outstanding at end of period (in thousands)	8,380	9,887	10,758	12,609	15,441	23,536	20,465	20,579	22,290	19,599
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.537	$13.172	$12.899	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529	$10.257
Accumulation Unit Value at end of period	$13.122	$13.537	$13.172	$12.899	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529
Number of Accumulation Units outstanding at end of period (in thousands)	79	81	100	130	134	123	109	118	132	86
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.600	$10.594	$10.564	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625
Accumulation Unit Value at end of period	$10.557	$10.600	$10.594	$10.564	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826
Number of Accumulation Units outstanding at end of period (in thousands)	311	367	400	451	418	628	1,020	1,013	1,036	1,058
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.148	$10.227	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131	$10.027
Accumulation Unit Value at end of period	$9.903	$10.048	$10.148	$10.227	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	5	2	2	2	9
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.182	$9.204	$9.231	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045
Accumulation Unit Value at end of period	$9.210	$9.182	$9.204	$9.231	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927
Number of Accumulation Units outstanding at end of period (in thousands)	767	703	843	940	1,143	1,812	2,876	2,766	2,812	3,945
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.302	$8.410	$8.523	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762	$9.983
Accumulation Unit Value at end of period	$8.240	$8.302	$8.410	$8.523	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762
Number of Accumulation Units outstanding at end of period (in thousands)	27	27	27	37	27	25	26	13	12	66
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.394	$17.011	$15.151	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098
Accumulation Unit Value at end of period	$17.203	$19.394	$17.011	$15.151	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719
Number of Accumulation Units outstanding at end of period (in thousands)	53	64	88	98	121	173	270	265	269	117
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.626	$22.714	$20.443	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530	$10.309
Accumulation Unit Value at end of period	$22.493	$25.626	$22.714	$20.443	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.003	$15.148	$15.035	$14.534	$13.605	$9.854	$10.141	$—	$—	$—
Accumulation Unit Value at end of period	$18.037	$19.003	$15.148	$15.035	$14.534	$13.605	$9.854	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	10	14	17	40	47	—	—	—

APP B-84

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.874	$14.398	$14.442	$14.108	$13.346	$9.768	$10.124	$—	$—	$—
Accumulation Unit Value at end of period	$16.788	$17.874	$14.398	$14.442	$14.108	$13.346	$9.768	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.034	$17.572	$15.443	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319
Accumulation Unit Value at end of period	$16.379	$19.034	$17.572	$15.443	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684
Number of Accumulation Units outstanding at end of period (in thousands)	32	39	37	56	71	113	172	171	169	184
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.942	$27.001	$23.979	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361	$10.559
Accumulation Unit Value at end of period	$24.644	$28.942	$27.001	$23.979	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	2	2	2
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.123	$13.021	$11.823	$12.523	$11.995	$11.976	$10.961	$10.350	$—	$—
Accumulation Unit Value at end of period	$13.012	$14.123	$13.021	$11.823	$12.523	$11.995	$11.976	$10.961	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	156	213	251	288	331	444	493	409	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.151	$12.253	$11.243	$12.034	$11.649	$11.753	$10.870	$10.336	$—	$—
Accumulation Unit Value at end of period	$11.990	$13.151	$12.253	$11.243	$12.034	$11.649	$11.753	$10.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	9	11	12	12	9	4	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.717	$14.996	$13.802	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276
Accumulation Unit Value at end of period	$14.923	$16.717	$14.996	$13.802	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	10	19	24	33	32	30	57	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.275	$19.286	$17.938	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730	$10.178
Accumulation Unit Value at end of period	$18.793	$21.275	$19.286	$17.938	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	2	2	2
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	465	483	603	1,329	995	1,614	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.062	$9.220	$9.426	$9.644	$9.867	$9.972	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.993	$9.062	$9.220	$9.426	$9.644	$9.867	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	15	—	—	—	—	—	—
APP B-85

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.659	$17.456	$14.800	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298
Accumulation Unit Value at end of period	$16.776	$19.659	$17.456	$14.800	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	93	110	126	176	188	227	238	243
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.382	$22.775	$19.514	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561	$10.356
Accumulation Unit Value at end of period	$21.433	$25.382	$22.775	$19.514	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.160	$10.858	$11.072	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412
Accumulation Unit Value at end of period	$11.021	$13.160	$10.858	$11.072	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	559	601	749	870	1,118	1,593	1,635	1,788	1,816	1,654
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.872	$16.569	$17.074	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032	$10.642
Accumulation Unit Value at end of period	$16.467	$19.872	$16.569	$17.074	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	14	16	16	15	13	16	16	14
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.967	$14.066	$14.161	$14.192	$13.344	$9.891	$10.022	$—	$—	$—
Accumulation Unit Value at end of period	$15.772	$16.967	$14.066	$14.161	$14.192	$13.344	$9.891	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	11	17	31	28	39	32	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.959	$13.369	$13.603	$13.776	$13.089	$9.804	$10.004	$—	$—	$—
Accumulation Unit Value at end of period	$14.680	$15.959	$13.369	$13.603	$13.776	$13.089	$9.804	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	—	—	—

APP B-86

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.744	$17.579	$15.916	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549
Accumulation Unit Value at end of period	$16.521	$19.744	$17.579	$15.916	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014
Number of Accumulation Units outstanding at end of period (in thousands)	138	156	200	241	306	436	361	373	351	193
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.895	$22.399	$20.494	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361	$10.462
Accumulation Unit Value at end of period	$20.613	$24.895	$22.399	$20.494	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	2	1
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.988	$16.678	$15.060	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346
Accumulation Unit Value at end of period	$17.050	$17.988	$16.678	$15.060	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070
Number of Accumulation Units outstanding at end of period (in thousands)	411	485	543	670	827	1,115	1,705	1,713	1,727	1,733
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.600	$19.302	$17.613	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789	$10.505
Accumulation Unit Value at end of period	$19.323	$20.600	$19.302	$17.613	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	15	16	17	16	15	17	18	17
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.518	$18.290	$16.090	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880
Accumulation Unit Value at end of period	$20.257	$21.518	$18.290	$16.090	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604
Number of Accumulation Units outstanding at end of period (in thousands)	125	155	189	193	204	298	250	261	222	210
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.874	$22.225	$19.758	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560	$10.414
Accumulation Unit Value at end of period	$24.104	$25.874	$22.225	$19.758	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.141	$15.308	$13.235	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917
Accumulation Unit Value at end of period	$15.549	$17.141	$15.308	$13.235	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122
Number of Accumulation Units outstanding at end of period (in thousands)	81	89	115	163	191	214	410	429	447	441
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.321	$21.047	$18.390	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018	$10.343
Accumulation Unit Value at end of period	$20.934	$23.321	$21.047	$18.390	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	5	5	6	6	6	6	6	5
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.793	$18.379	$18.213	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791
Accumulation Unit Value at end of period	$24.063	$23.793	$18.379	$18.213	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210
Number of Accumulation Units outstanding at end of period (in thousands)	138	178	214	235	338	543	124	66	93	54

APP B-87

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.207	$25.141	$25.177	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559	$10.103
Accumulation Unit Value at end of period	$32.233	$32.207	$25.141	$25.177	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	1	1	2	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.150	$16.584	$15.504	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133
Accumulation Unit Value at end of period	$18.764	$20.150	$16.584	$15.504	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	12	21	30	36	52	40	39	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.258	$21.839	$20.632	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636	$10.217
Accumulation Unit Value at end of period	$24.196	$26.258	$21.839	$20.632	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.604	$13.222	$12.872	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569
Accumulation Unit Value at end of period	$13.256	$13.604	$13.222	$12.872	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953
Number of Accumulation Units outstanding at end of period (in thousands)	2,228	2,809	3,185	3,603	4,606	7,425	1,610	1,492	1,346	485
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.297	$13.060	$12.848	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644	$10.280
Accumulation Unit Value at end of period	$12.822	$13.297	$13.060	$12.848	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	11	11	11	10	14	16	8
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.276	$14.712	$13.690	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040
Accumulation Unit Value at end of period	$15.130	$16.276	$14.712	$13.690	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348
Number of Accumulation Units outstanding at end of period (in thousands)	324	425	518	604	725	981	1,379	1,424	1,394	1,338
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.963	$17.321	$16.288	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845	$10.295
Accumulation Unit Value at end of period	$17.444	$18.963	$17.321	$16.288	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	7	5	6	5	6	6	6	6
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.189	$17.421	$15.504	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277
Accumulation Unit Value at end of period	$17.873	$20.189	$17.421	$15.504	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800
Number of Accumulation Units outstanding at end of period (in thousands)	809	969	1,194	1,493	1,856	2,808	2,969	3,374	3,511	3,021
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.216	$22.860	$20.560	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429	$10.386
Accumulation Unit Value at end of period	$22.967	$26.216	$22.860	$20.560	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429
Number of Accumulation Units outstanding at end of period (in thousands)	10	16	24	25	28	28	26	33	35	29

APP B-88

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.219	$13.310	$14.785	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848
Accumulation Unit Value at end of period	$19.887	$18.219	$13.310	$14.785	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089
Number of Accumulation Units outstanding at end of period (in thousands)	64	75	97	119	153	195	315	344	338	369
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.143	$21.516	$24.152	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813	$10.282
Accumulation Unit Value at end of period	$31.479	$29.143	$21.516	$24.152	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	2	3	3	3
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.121	$14.505	$15.053	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046
Accumulation Unit Value at end of period	$16.830	$18.121	$14.505	$15.053	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	32	32	42	49	25	27	36	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.995	$22.644	$23.748	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462	$10.265
Accumulation Unit Value at end of period	$25.729	$27.995	$22.644	$23.748	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	4	4	3	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.083	$14.175	$14.376	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546
Accumulation Unit Value at end of period	$16.322	$19.083	$14.175	$14.376	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009
Number of Accumulation Units outstanding at end of period (in thousands)	112	133	172	240	317	432	946	1,091	1,143	1,213
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.246	$21.202	$21.729	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503	$10.649
Accumulation Unit Value at end of period	$23.906	$28.246	$21.202	$21.729	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	10	10	10	10	9	9	8	5
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.205	$17.541	$15.959	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755
Accumulation Unit Value at end of period	$18.339	$20.205	$17.541	$15.959	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539
Number of Accumulation Units outstanding at end of period (in thousands)	42	53	27	45	76	80	111	80	77	94
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.314	$24.840	$22.838	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015	$10.404
Accumulation Unit Value at end of period	$25.430	$28.314	$24.840	$22.838	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	7	7	7	7	6	6	4	—
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.121	$20.553	$17.686	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766
Accumulation Unit Value at end of period	$20.428	$23.121	$20.553	$17.686	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147
Number of Accumulation Units outstanding at end of period (in thousands)	137	166	213	279	353	490	718	845	940	1,004

APP B-89

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.575	$30.160	$26.227	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446	$10.798
Accumulation Unit Value at end of period	$29.353	$33.575	$30.160	$26.227	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	10	10	10	9	11	10	9
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.343	$13.558	$13.022	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116
Accumulation Unit Value at end of period	$14.026	$14.343	$13.558	$13.022	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919
Number of Accumulation Units outstanding at end of period (in thousands)	682	805	918	1,130	1,362	1,836	2,384	2,441	2,712	2,756
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.140	$18.283	$17.746	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847	$10.437
Accumulation Unit Value at end of period	$18.521	$19.140	$18.283	$17.746	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	25	28	28	24	23	25	24	23
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.604	$15.455	$14.665	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930
Accumulation Unit Value at end of period	$16.123	$17.604	$15.455	$14.665	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253
Number of Accumulation Units outstanding at end of period (in thousands)	22	34	47	52	140	149	266	241	248	267
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.148	$21.424	$20.543	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805	$10.448
Accumulation Unit Value at end of period	$21.886	$24.148	$21.424	$20.543	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	7	7	6	6	4	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.142	$8.913	$9.252	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082
Accumulation Unit Value at end of period	$8.901	$11.142	$8.913	$9.252	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	13	17	23	41	43	47	51	55
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.813	$14.399	$15.105	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017	$10.687
Accumulation Unit Value at end of period	$14.080	$17.813	$14.399	$15.105	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	3	3	2	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.200	$8.283	$8.296	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888
Accumulation Unit Value at end of period	$8.299	$10.200	$8.283	$8.296	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	14	22	26	28	38	38	33	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.936	$13.897	$14.066	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251	$10.746
Accumulation Unit Value at end of period	$13.635	$16.936	$13.897	$14.066	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	4	4	2	—

APP B-90

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.801	$19.526	$15.508	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599
Accumulation Unit Value at end of period	$16.449	$20.801	$19.526	$15.508	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	29	34	45	58	54	70	56	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.704	$29.125	$23.376	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761	$10.706
Accumulation Unit Value at end of period	$24.026	$30.704	$29.125	$23.376	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.461	$7.550	$6.516	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080
Accumulation Unit Value at end of period	$8.697	$10.461	$7.550	$6.516	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652
Number of Accumulation Units outstanding at end of period (in thousands)	116	124	136	207	299	353	517	502	556	495
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.493	$14.216	$12.399	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536	$10.405
Accumulation Unit Value at end of period	$16.037	$19.493	$14.216	$12.399	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	5	4	4	3	4	3	1
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.405	$9.902	$9.363	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417
Accumulation Unit Value at end of period	$9.513	$11.405	$9.902	$9.363	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673
Number of Accumulation Units outstanding at end of period (in thousands)	486	518	698	786	915	1,254	598	600	561	312
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.307	$15.186	$14.510	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315	$10.704
Accumulation Unit Value at end of period	$14.285	$17.307	$15.186	$14.510	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	3	5	5	5	5	6	7	2
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.140	$14.070	$13.849	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922
Accumulation Unit Value at end of period	$14.229	$14.140	$14.070	$13.849	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620
Number of Accumulation Units outstanding at end of period (in thousands)	580	771	946	1,125	1,377	1,687	2,675	2,760	2,843	2,361
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.812	$13.889	$13.816	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345	$10.653
Accumulation Unit Value at end of period	$13.754	$13.812	$13.889	$13.816	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	26	43	43	44	41	46	33	27
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.781	$11.788	$10.904	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354
Accumulation Unit Value at end of period	$11.584	$13.781	$11.788	$10.904	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220
Number of Accumulation Units outstanding at end of period (in thousands)	429	502	686	789	1,050	1,559	1,968	2,128	2,141	2,067
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.975	$18.131	$16.948	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607	$10.630
Accumulation Unit Value at end of period	$17.447	$20.975	$18.131	$16.948	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	2	3	2	2	1
APP B-91

Access

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.465	$12.725	$12.393	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334
Accumulation Unit Value at end of period	$13.310	$14.465	$12.725	$12.393	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	36	37	31	18	19	21	93	94
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.844	$16.752	$16.487	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714	$10.501
Accumulation Unit Value at end of period	$17.158	$18.844	$16.752	$16.487	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.672	$7.307	$7.998	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434
Accumulation Unit Value at end of period	$7.835	$9.672	$7.307	$7.998	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	11	10	10	29
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.371	$13.262	$14.669	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531	$10.727
Accumulation Unit Value at end of period	$13.925	$17.371	$13.262	$14.669	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	1
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.268	$6.723	$6.893	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123
Accumulation Unit Value at end of period	$6.261	$8.268	$6.723	$6.893	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767
Number of Accumulation Units outstanding at end of period (in thousands)	41	39	47	49	54	56	104	115	116	136
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.573	$12.796	$13.259	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863	$10.605
Accumulation Unit Value at end of period	$11.669	$15.573	$12.796	$13.259	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.292	$20.093	$16.377	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672
Accumulation Unit Value at end of period	$18.564	$22.292	$20.093	$16.377	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	6	5	9	12	25	26	37	29
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.180	$30.222	$24.892	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149	$10.915
Accumulation Unit Value at end of period	$27.343	$33.180	$30.222	$24.892	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.551	$13.064	$11.940	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390
Accumulation Unit Value at end of period	$12.110	$14.551	$13.064	$11.940	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	2	2	8

APP B-92

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.574	$19.573	$18.078	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263	$10.414
Accumulation Unit Value at end of period	$17.767	$21.574	$19.573	$18.078	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.416	$10.278	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.746	$10.416	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	79	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.370	$10.247	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.601	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.860	$10.285	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.724	$10.860	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	37	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.811	$10.254	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.580	$10.811	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.978	$9.960	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.723	$9.978	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	428	482	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.934	$9.930	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.579	$9.934	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.947	$9.883	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.622	$9.947	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.902	$9.853	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.479	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-93

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.616	$10.400	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.405	$10.616	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	75	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.569	$10.369	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.265	$10.569	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.635	$10.494	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.490	$10.635	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.588	$10.462	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.349	$10.588	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.837	$10.527	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.503	$10.837	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	114	121	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.788	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.361	$10.788	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.663	$10.434	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.430	$10.663	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	537	614	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.615	$10.403	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.275	$10.615	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	—	—	—	—	—	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.768	$10.450	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.368	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	323	390	—	—	—	—	—	—	—	—

APP B-94

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.720	$10.418	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.214	$10.720	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.657	$10.470	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.072	$10.657	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	216	233	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.609	$10.438	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.937	$10.609	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.814	$10.637	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.117	$10.814	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	42	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.766	$10.604	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.981	$10.766	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.694	$15.638	$14.765	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333
Accumulation Unit Value at end of period	$17.158	$18.694	$15.638	$14.765	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435
Number of Accumulation Units outstanding at end of period (in thousands)	64	60	67	77	71	78	164	183	224	266
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.421	$23.181	$22.117	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457	$10.211
Accumulation Unit Value at end of period	$24.905	$27.421	$23.181	$22.117	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	5	3	4	6	6	6
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.431	$16.827	$16.672	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380
Accumulation Unit Value at end of period	$19.049	$20.431	$16.827	$16.672	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	1	1	2	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.736	$25.581	$25.613	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936	$10.549
Accumulation Unit Value at end of period	$28.357	$30.736	$25.581	$25.613	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-95

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.874	$14.994	$15.168	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839
Accumulation Unit Value at end of period	$19.455	$19.874	$14.994	$15.168	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346
Number of Accumulation Units outstanding at end of period (in thousands)	2	8	4	4	5	9	38	43	32	64
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.186	$23.777	$24.306	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538	$10.071
Accumulation Unit Value at end of period	$30.209	$31.186	$23.777	$24.306	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.314	$16.298	$14.812	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415
Accumulation Unit Value at end of period	$16.184	$19.314	$16.298	$14.812	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814
Number of Accumulation Units outstanding at end of period (in thousands)	49	51	58	63	70	78	144	144	152	205
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.744	$24.512	$22.511	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267	$10.493
Accumulation Unit Value at end of period	$23.833	$28.744	$24.512	$22.511	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	2	2
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.334	$15.660	$14.577	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330
Accumulation Unit Value at end of period	$14.871	$18.334	$15.660	$14.577	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	7	7	6	3	6	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.607	$29.007	$27.286	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417	$10.738
Accumulation Unit Value at end of period	$26.974	$33.607	$29.007	$27.286	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.529	$14.865	$15.584	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229
Accumulation Unit Value at end of period	$18.780	$18.529	$14.865	$15.584	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	3	5	6	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.402	$18.973	$20.101	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954	$10.035
Accumulation Unit Value at end of period	$23.472	$23.402	$18.973	$20.101	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.013	$13.939	$12.451	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235
Accumulation Unit Value at end of period	$14.108	$15.013	$13.939	$12.451	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630
Number of Accumulation Units outstanding at end of period (in thousands)	159	173	205	251	316	334	530	568	571	803

APP B-96

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.175	$18.929	$17.087	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075	$10.687
Accumulation Unit Value at end of period	$18.761	$20.175	$18.929	$17.087	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	5	5	5
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$14.466	$13.135	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543
Accumulation Unit Value at end of period	$13.455	$15.431	$14.466	$13.135	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136
Number of Accumulation Units outstanding at end of period (in thousands)	53	60	68	71	76	80	139	186	202	239
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.880	$17.886	$16.412	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158	$10.144
Accumulation Unit Value at end of period	$16.291	$18.880	$17.886	$16.412	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	7	7	7
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.816	$13.921	$12.213	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692
Accumulation Unit Value at end of period	$13.232	$14.816	$13.921	$12.213	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286
Number of Accumulation Units outstanding at end of period (in thousands)	117	121	130	155	194	226	304	346	361	497
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.772	$19.723	$17.486	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635	$10.312
Accumulation Unit Value at end of period	$18.357	$20.772	$19.723	$17.486	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	6	6	5
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.508	$18.866	$14.748	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986
Accumulation Unit Value at end of period	$17.539	$20.508	$18.866	$14.748	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	22	25	27	29	44	47	54	65
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.362	$26.367	$20.828	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331	$10.619
Accumulation Unit Value at end of period	$24.003	$28.362	$26.367	$20.828	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.329	$16.207	$15.846	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434
Accumulation Unit Value at end of period	$17.966	$19.329	$16.207	$15.846	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	9	10	7	7	30	22	30	24
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.468	$23.275	$22.996	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022	$10.049
Accumulation Unit Value at end of period	$25.264	$27.468	$23.275	$22.996	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
APP B-97

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.634	$13.276	$12.519	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707
Accumulation Unit Value at end of period	$13.105	$13.634	$13.276	$12.519	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745
Number of Accumulation Units outstanding at end of period (in thousands)	124	131	154	185	215	230	406	439	471	571
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.947	$14.708	$14.016	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811	$10.491
Accumulation Unit Value at end of period	$14.217	$14.947	$14.708	$14.016	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	1	2	2	2	3	3
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.817	$14.798	$14.195	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195
Accumulation Unit Value at end of period	$15.667	$16.817	$14.798	$14.195	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217
Number of Accumulation Units outstanding at end of period (in thousands)	27	38	75	73	70	69	75	116	138	152
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.018	$19.579	$18.979	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355
Accumulation Unit Value at end of period	$20.298	$22.018	$19.579	$18.979	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	—	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.267	$14.379	$13.860	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820
Accumulation Unit Value at end of period	$15.794	$17.267	$14.379	$13.860	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335
Number of Accumulation Units outstanding at end of period (in thousands)	233	269	340	368	443	493	884	1,055	1,217	1,398
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.173	$23.709	$23.095	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792	$10.438
Accumulation Unit Value at end of period	$25.502	$28.173	$23.709	$23.095	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	4	4	10	11	9
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.663	$18.074	$17.382	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812
Accumulation Unit Value at end of period	$20.874	$21.663	$18.074	$17.382	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415
Number of Accumulation Units outstanding at end of period (in thousands)	61	80	93	107	136	160	216	249	264	288
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.154	$25.422	$24.708	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739	$10.421
Accumulation Unit Value at end of period	$28.751	$30.154	$25.422	$24.708	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	1	2	1	1	1	1

APP B-98

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.916	$17.115	$15.153	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133
Accumulation Unit Value at end of period	$18.538	$19.916	$17.115	$15.153	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744
Number of Accumulation Units outstanding at end of period (in thousands)	188	209	255	278	320	366	481	593	636	614
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.259	$22.804	$20.403	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538	$10.337
Accumulation Unit Value at end of period	$24.187	$26.259	$22.804	$20.403	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	3	1	2	2	2	1
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.146	$12.373	$12.344	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369
Accumulation Unit Value at end of period	$15.270	$16.146	$12.373	$12.344	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	1	1	1	1	12	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.819	$22.318	$22.501	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900	$10.533
Accumulation Unit Value at end of period	$26.970	$28.819	$22.318	$22.501	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.491	$15.977	$16.332	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032
Accumulation Unit Value at end of period	$20.252	$20.491	$15.977	$16.332	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686
Number of Accumulation Units outstanding at end of period (in thousands)	96	105	148	162	174	186	316	345	379	379
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.577	$25.669	$26.515	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290	$10.540
Accumulation Unit Value at end of period	$31.860	$32.577	$25.669	$26.515	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	2
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.573	$16.611	$14.789	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623
Accumulation Unit Value at end of period	$16.682	$17.573	$16.611	$14.789	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276
Number of Accumulation Units outstanding at end of period (in thousands)	25	37	60	60	70	106	141	125	302	291
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.776	$20.801	$18.714	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197	$10.382
Accumulation Unit Value at end of period	$20.455	$21.776	$20.801	$18.714	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	2	1	1	2	1	1
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.746	$10.351	$10.397	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227
Accumulation Unit Value at end of period	$10.182	$12.746	$10.351	$10.397	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171
Number of Accumulation Units outstanding at end of period (in thousands)	36	35	55	59	69	74	72	81	87	66

APP B-99

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.912	$16.341	$16.588	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883	$10.693
Accumulation Unit Value at end of period	$15.740	$19.912	$16.341	$16.588	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	1	—
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.256	$17.117	$14.946	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730
Accumulation Unit Value at end of period	$17.028	$19.256	$17.117	$14.946	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	4	7	26	17	29	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.514	$28.309	$24.980	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827	$10.306
Accumulation Unit Value at end of period	$27.577	$31.514	$28.309	$24.980	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.778	$22.684	$20.532	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889
Accumulation Unit Value at end of period	$23.246	$26.778	$22.684	$20.532	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170
Number of Accumulation Units outstanding at end of period (in thousands)	8	3	3	4	3	6	16	20	13	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.635	$32.216	$29.468	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017	$10.642
Accumulation Unit Value at end of period	$32.329	$37.635	$32.216	$29.468	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	—	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.695	$15.048	$15.000	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639
Accumulation Unit Value at end of period	$17.602	$18.695	$15.048	$15.000	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	8	10	9	9	16	13	18	30
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.779	$21.783	$21.942	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147	$10.452
Accumulation Unit Value at end of period	$24.949	$26.779	$21.783	$21.942	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.164	$16.264	$15.401	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240
Accumulation Unit Value at end of period	$18.814	$19.164	$16.264	$15.401	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	3	3	3	3	35	14	16	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.859	$24.751	$23.685	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221	$10.328
Accumulation Unit Value at end of period	$28.036	$28.859	$24.751	$23.685	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-100

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.531	$12.120	$11.798	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996
Accumulation Unit Value at end of period	$12.220	$12.531	$12.120	$11.798	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172
Number of Accumulation Units outstanding at end of period (in thousands)	528	595	666	731	843	898	866	918	1,034	1,048
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.994	$12.701	$12.494	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472	$10.253
Accumulation Unit Value at end of period	$12.539	$12.994	$12.701	$12.494	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	7	4	4	5	5	5	7
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.141	$10.181	$10.198	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588
Accumulation Unit Value at end of period	$10.055	$10.141	$10.181	$10.198	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745
Number of Accumulation Units outstanding at end of period (in thousands)	29	45	50	64	67	88	180	247	280	275
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.645	$9.785	$9.905	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081	$10.023
Accumulation Unit Value at end of period	$9.463	$9.645	$9.785	$9.905	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	6	1	2	5
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.785	$8.846	$8.911	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008
Accumulation Unit Value at end of period	$8.772	$8.785	$8.846	$8.911	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846
Number of Accumulation Units outstanding at end of period (in thousands)	44	29	89	119	130	233	225	435	790	1,080
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.969	$8.109	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978
Accumulation Unit Value at end of period	$7.874	$7.969	$8.109	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	—	1	1	1	1	1
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.554	$16.348	$14.626	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072
Accumulation Unit Value at end of period	$16.384	$18.554	$16.348	$14.626	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647
Number of Accumulation Units outstanding at end of period (in thousands)	3	8	8	11	14	14	38	40	42	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.598	$21.902	$19.801	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468	$10.304
Accumulation Unit Value at end of period	$21.494	$24.598	$21.902	$19.801	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.510	$14.822	$14.778	$14.350	$13.493	$9.817	$10.134	$—	$—	$—
Accumulation Unit Value at end of period	$17.490	$18.510	$14.822	$14.778	$14.350	$13.493	$9.817	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	—	1	—	—	—

APP B-101

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.411	$14.088	$14.195	$13.929	$13.236	$9.732	$10.116	$—	$—	$—
Accumulation Unit Value at end of period	$16.279	$17.411	$14.088	$14.195	$13.929	$13.236	$9.732	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.210	$16.888	$14.908	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295
Accumulation Unit Value at end of period	$15.600	$18.210	$16.888	$14.908	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	2	1	7	8	5	11
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.782	$26.036	$23.226	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290	$10.555
Accumulation Unit Value at end of period	$23.550	$27.782	$26.036	$23.226	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.698	$12.686	$11.571	$12.311	$11.846	$11.880	$10.922	$10.344	$—	$—
Accumulation Unit Value at end of period	$12.563	$13.698	$12.686	$11.571	$12.311	$11.846	$11.880	$10.922	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	6	13	5	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.755	$11.937	$11.003	$11.831	$11.504	$11.659	$10.831	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.577	$12.755	$11.937	$11.003	$11.831	$11.504	$11.659	$10.831	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	5	1	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.994	$14.412	$13.324	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249
Accumulation Unit Value at end of period	$14.213	$15.994	$14.412	$13.324	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	6	7	6	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.422	$18.596	$17.374	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667	$10.173
Accumulation Unit Value at end of period	$17.958	$20.422	$18.596	$17.374	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.315	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	92	76	249	127	134	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.876	$9.073	$9.317	$9.576	$9.841	$9.966	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.769	$8.876	$9.073	$9.317	$9.576	$9.841	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	7	7	7	—	—	—	—

APP B-102

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.808	$16.776	$14.287	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271
Accumulation Unit Value at end of period	$15.978	$18.808	$16.776	$14.287	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	6	5	10	11	11	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.365	$21.961	$18.901	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500	$10.352
Accumulation Unit Value at end of period	$20.482	$24.365	$21.961	$18.901	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.591	$10.435	$10.689	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389
Accumulation Unit Value at end of period	$10.496	$12.591	$10.435	$10.689	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474
Number of Accumulation Units outstanding at end of period (in thousands)	82	83	93	94	101	109	120	131	116	136
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.076	$15.976	$16.537	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963	$10.638
Accumulation Unit Value at end of period	$15.736	$19.076	$15.976	$16.537	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	2	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.527	$13.763	$13.919	$14.012	$13.234	$9.854	$10.014	$—	$—	$—
Accumulation Unit Value at end of period	$15.294	$16.527	$13.763	$13.919	$14.012	$13.234	$9.854	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	20	20	20	20	21	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.545	$13.082	$13.370	$13.601	$12.982	$9.768	$9.997	$—	$—	$—
Accumulation Unit Value at end of period	$14.235	$15.545	$13.082	$13.370	$13.601	$12.982	$9.768	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.890	$16.895	$15.365	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521
Accumulation Unit Value at end of period	$15.735	$18.890	$16.895	$15.365	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	17	21	23	28	37	44	44	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.897	$21.598	$19.850	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300	$10.458
Accumulation Unit Value at end of period	$19.698	$23.897	$21.598	$19.850	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.209	$16.028	$14.539	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315
Accumulation Unit Value at end of period	$16.239	$17.209	$16.028	$14.539	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979
Number of Accumulation Units outstanding at end of period (in thousands)	48	52	58	63	73	77	189	215	240	271
APP B-103

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.775	$18.612	$17.060	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721	$10.501
Accumulation Unit Value at end of period	$18.465	$19.775	$18.612	$17.060	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	1	2	2
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.587	$17.578	$15.533	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851
Accumulation Unit Value at end of period	$19.294	$20.587	$17.578	$15.533	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	5	7	9	10	37	58	52	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.837	$21.431	$19.138	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498	$10.410
Accumulation Unit Value at end of period	$23.034	$24.837	$21.431	$19.138	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.399	$14.712	$12.777	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891
Accumulation Unit Value at end of period	$14.810	$16.399	$14.712	$12.777	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	20	21	3	13	53	54	64	65
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.386	$20.295	$17.812	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959	$10.339
Accumulation Unit Value at end of period	$20.005	$22.386	$20.295	$17.812	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.763	$17.663	$17.582	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765
Accumulation Unit Value at end of period	$22.919	$22.763	$17.663	$17.582	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	31	33	37	46	4	4	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.915	$24.241	$24.386	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492	$10.098
Accumulation Unit Value at end of period	$30.802	$30.915	$24.241	$24.386	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.278	$15.938	$14.967	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107
Accumulation Unit Value at end of period	$17.871	$19.278	$15.938	$14.967	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	7	7	7	11	7	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.205	$21.058	$19.983	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574	$10.212
Accumulation Unit Value at end of period	$23.121	$25.205	$21.058	$19.983	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP B-104

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.015	$12.707	$12.426	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533
Accumulation Unit Value at end of period	$12.626	$13.015	$12.707	$12.426	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864
Number of Accumulation Units outstanding at end of period (in thousands)	256	297	317	335	380	440	326	338	161	81
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.763	$12.592	$12.445	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587	$10.275
Accumulation Unit Value at end of period	$12.252	$12.763	$12.592	$12.445	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	3	2	2	2	2	2	2
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.572	$14.139	$13.216	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010
Accumulation Unit Value at end of period	$14.411	$15.572	$14.139	$13.216	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271
Number of Accumulation Units outstanding at end of period (in thousands)	49	56	57	61	42	55	197	241	275	239
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.203	$16.701	$15.776	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786	$10.291
Accumulation Unit Value at end of period	$16.669	$18.203	$16.701	$15.776	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	16	18	18	18	17	18	18
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.315	$16.742	$14.967	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728	$7.250
Accumulation Unit Value at end of period	$17.023	$19.315	$16.742	$14.967	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728
Number of Accumulation Units outstanding at end of period (in thousands)	79	86	98	108	128	149	180	212	234	250
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.165	$22.043	$19.914	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368	$10.382
Accumulation Unit Value at end of period	$21.947	$25.165	$22.043	$19.914	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	2	1	1	1	3	1	1
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.431	$12.792	$14.273	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826
Accumulation Unit Value at end of period	$18.941	$17.431	$12.792	$14.273	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	8	8	21	37	32	42
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.975	$20.747	$23.394	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735	$10.277
Accumulation Unit Value at end of period	$30.081	$27.975	$20.747	$23.394	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	1	1	1	1	1
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.337	$13.940	$14.532	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023
Accumulation Unit Value at end of period	$16.030	$17.337	$13.940	$14.532	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	5	5	3	2	15	20	21	22

APP B-105

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.873	$21.834	$23.002	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391	$10.261
Accumulation Unit Value at end of period	$24.587	$26.873	$21.834	$23.002	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.257	$13.622	$13.878	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521
Accumulation Unit Value at end of period	$15.545	$18.257	$13.622	$13.878	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	15	17	18	17	64	71	70	83
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.113	$20.444	$21.047	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432	$10.645
Accumulation Unit Value at end of period	$22.845	$27.113	$20.444	$21.047	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	1
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.331	$16.858	$15.406	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730
Accumulation Unit Value at end of period	$17.466	$19.331	$16.858	$15.406	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	—	—	—	—	4	6	7	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.179	$23.952	$22.121	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951	$10.400
Accumulation Unit Value at end of period	$24.301	$27.179	$23.952	$22.121	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	1	1	1
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.121	$19.752	$17.074	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741
Accumulation Unit Value at end of period	$19.456	$22.121	$19.752	$17.074	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	17	18	22	24	47	55	65	78
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.229	$29.082	$25.403	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375	$10.794
Accumulation Unit Value at end of period	$28.050	$32.229	$29.082	$25.403	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$13.029	$12.571	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090
Accumulation Unit Value at end of period	$13.358	$13.722	$13.029	$12.571	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829
Number of Accumulation Units outstanding at end of period (in thousands)	66	69	76	85	92	98	195	226	291	376
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.373	$17.629	$17.189	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769	$10.433
Accumulation Unit Value at end of period	$17.699	$18.373	$17.629	$17.189	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	—	1	1	1	1	2

APP B-106

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.842	$14.852	$14.157	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904
Accumulation Unit Value at end of period	$15.356	$16.842	$14.852	$14.157	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	4	4	18	47	50	40
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.179	$20.657	$19.898	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737	$10.443
Accumulation Unit Value at end of period	$20.914	$23.179	$20.657	$19.898	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.660	$8.566	$8.932	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059
Accumulation Unit Value at end of period	$8.477	$10.660	$8.566	$8.932	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	—	—	—	—	—	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.098	$13.884	$14.631	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953	$10.683
Accumulation Unit Value at end of period	$13.455	$17.098	$13.884	$14.631	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.759	$7.960	$8.008	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866
Accumulation Unit Value at end of period	$7.904	$9.759	$7.960	$8.008	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	5	16	16	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.256	$13.400	$13.623	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186	$10.741
Accumulation Unit Value at end of period	$13.029	$16.256	$13.400	$13.623	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.900	$18.764	$14.970	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574
Accumulation Unit Value at end of period	$15.666	$19.900	$18.764	$14.970	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.473	$28.083	$22.642	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694	$10.701
Accumulation Unit Value at end of period	$22.959	$29.473	$28.083	$22.642	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.008	$7.255	$6.290	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061
Accumulation Unit Value at end of period	$8.283	$10.008	$7.255	$6.290	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	12	12	13	13	36	48	99	74

APP B-107

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.712	$13.708	$12.009	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450	$10.401
Accumulation Unit Value at end of period	$15.325	$18.712	$13.708	$12.009	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	1	1	4	4	3
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.911	$9.516	$9.038	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393
Accumulation Unit Value at end of period	$9.060	$10.911	$9.516	$9.038	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601
Number of Accumulation Units outstanding at end of period (in thousands)	57	56	64	71	75	85	48	69	50	46
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.613	$14.642	$14.054	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244	$10.699
Accumulation Unit Value at end of period	$13.651	$16.613	$14.642	$14.054	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.527	$13.521	$13.369	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885
Accumulation Unit Value at end of period	$13.552	$13.527	$13.521	$13.369	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524
Number of Accumulation Units outstanding at end of period (in thousands)	57	71	74	89	109	124	216	299	301	370
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.258	$13.392	$13.381	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285	$10.648
Accumulation Unit Value at end of period	$13.143	$13.258	$13.392	$13.381	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	3	4	4
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.184	$11.328	$10.526	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331
Accumulation Unit Value at end of period	$11.033	$13.184	$11.328	$10.526	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152
Number of Accumulation Units outstanding at end of period (in thousands)	48	49	55	62	85	93	134	136	136	255
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.134	$17.482	$16.416	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540	$10.626
Accumulation Unit Value at end of period	$16.672	$20.134	$17.482	$16.416	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1

APP B-108

Plus

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Accumulation Unit Value at end of period	$13.382	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982
Number of Accumulation Units outstanding at end of period (in thousands)	187	232	269	327	340	529	978	1,123	1,192	1,058
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501
Accumulation Unit Value at end of period	$17.244	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	4	4	5	4
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Accumulation Unit Value at end of period	$7.878	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445
Number of Accumulation Units outstanding at end of period (in thousands)	32	53	58	65	68	76	193	306	331	372
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727
Accumulation Unit Value at end of period	$13.996	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	6	6
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Accumulation Unit Value at end of period	$6.295	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773
Number of Accumulation Units outstanding at end of period (in thousands)	487	532	638	729	820	1,021	1,789	2,011	1,973	1,988
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606
Accumulation Unit Value at end of period	$11.728	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	10	10	11	10
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Accumulation Unit Value at end of period	$18.665	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367
Number of Accumulation Units outstanding at end of period (in thousands)	70	79	98	132	138	200	376	473	599	407
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915
Accumulation Unit Value at end of period	$27.481	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	2	2	2	2	2	3	—
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Accumulation Unit Value at end of period	$12.176	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	11	18	25	33	40	85	58	69
APP B-109

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414
Accumulation Unit Value at end of period	$17.857	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—	—	—	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.419	$10.279	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.753	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	567	636	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.372	$10.248	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.608	$10.372	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	—	—	—	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.862	$10.287	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.731	$10.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	366	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.813	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$10.813	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	25	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.981	$9.962	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.730	$9.981	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,740	3,180	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.936	$9.932	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.936	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	47	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.949	$9.885	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.949	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	176	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.904	$9.855	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.486	$9.904	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	—	—	—	—	—	—	—	—

APP B-110

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.618	$10.401	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.412	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	359	413	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.571	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.272	$10.571	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	78	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.638	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.497	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	180	237	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.590	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.356	$10.590	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	84	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.839	$10.528	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.509	$10.839	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	609	676	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.790	$10.496	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.368	$10.790	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	22	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.665	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.437	$10.665	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,855	3,467	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.617	$10.404	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.282	$10.617	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	189	221	—	—	—	—	—	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.770	$10.451	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.376	$10.770	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,355	1,626	—	—	—	—	—	—	—	—

APP B-111

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.722	$10.420	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.221	$10.722	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	144	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.659	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.079	$10.659	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,200	2,367	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.611	$10.440	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.943	$10.611	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	82	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.817	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.123	$10.817	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	181	199	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.768	$10.606	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.988	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	44	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Accumulation Unit Value at end of period	$17.251	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443
Number of Accumulation Units outstanding at end of period (in thousands)	385	440	505	600	705	960	2,250	2,685	2,925	3,061
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211
Accumulation Unit Value at end of period	$25.031	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465
Number of Accumulation Units outstanding at end of period (in thousands)	42	44	40	44	43	33	34	33	35	34
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Accumulation Unit Value at end of period	$19.152	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525
Number of Accumulation Units outstanding at end of period (in thousands)	35	35	44	75	94	96	83	28	33	49
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550
Accumulation Unit Value at end of period	$28.500	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	1	1	—	—	—

APP B-112

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Accumulation Unit Value at end of period	$19.560	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353
Number of Accumulation Units outstanding at end of period (in thousands)	118	115	115	145	172	193	350	438	159	282
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071
Accumulation Unit Value at end of period	$30.362	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	4	1	1	1	1	1	1	2	1	1
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Accumulation Unit Value at end of period	$16.272	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822
Number of Accumulation Units outstanding at end of period (in thousands)	470	541	658	813	965	1,311	2,160	2,678	2,965	2,944
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494
Accumulation Unit Value at end of period	$23.954	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275
Number of Accumulation Units outstanding at end of period (in thousands)	25	35	37	38	43	42	45	32	45	33
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Accumulation Unit Value at end of period	$14.952	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	34	48	59	98	168	157	183	192
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738
Accumulation Unit Value at end of period	$27.110	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	3	3	3	—	4	4	8	9
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Accumulation Unit Value at end of period	$18.882	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439
Number of Accumulation Units outstanding at end of period (in thousands)	31	29	43	49	53	106	137	137	119	95
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035
Accumulation Unit Value at end of period	$23.591	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	5	5
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Accumulation Unit Value at end of period	$14.184	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639
Number of Accumulation Units outstanding at end of period (in thousands)	1,035	1,272	1,531	1,919	2,255	3,268	7,047	8,583	8,876	8,914

APP B-113

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687
Accumulation Unit Value at end of period	$18.855	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	38	40	38	53	59	71	74	63
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Accumulation Unit Value at end of period	$13.529	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145
Number of Accumulation Units outstanding at end of period (in thousands)	366	428	467	536	630	888	1,184	1,552	1,682	1,749
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145
Accumulation Unit Value at end of period	$16.373	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	26	27	28	18	18	28	26	28
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Accumulation Unit Value at end of period	$13.304	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294
Number of Accumulation Units outstanding at end of period (in thousands)	1,124	1,321	1,532	1,890	2,202	3,083	4,120	5,037	5,271	4,991
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313
Accumulation Unit Value at end of period	$18.450	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642
Number of Accumulation Units outstanding at end of period (in thousands)	73	74	70	69	56	52	52	48	43	30
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Accumulation Unit Value at end of period	$17.634	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871
Number of Accumulation Units outstanding at end of period (in thousands)	181	206	255	330	365	502	749	987	1,059	1,083
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619
Accumulation Unit Value at end of period	$24.124	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	4	4	6	9	6
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Accumulation Unit Value at end of period	$18.063	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	88	114	144	160	181	249	220	328	295	255
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049
Accumulation Unit Value at end of period	$25.392	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	7	7	8	8	8

APP B-114

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Accumulation Unit Value at end of period	$13.176	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755
Number of Accumulation Units outstanding at end of period (in thousands)	914	1,033	1,138	1,362	1,550	2,096	4,734	5,347	5,414	5,229
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491
Accumulation Unit Value at end of period	$14.288	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818
Number of Accumulation Units outstanding at end of period (in thousands)	30	32	44	54	39	77	65	67	62	22
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Accumulation Unit Value at end of period	$15.752	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225
Number of Accumulation Units outstanding at end of period (in thousands)	288	286	319	368	457	472	443	433	382	306
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355
Accumulation Unit Value at end of period	$20.401	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132
Number of Accumulation Units outstanding at end of period (in thousands)	43	3	1	1	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Accumulation Unit Value at end of period	$15.880	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343
Number of Accumulation Units outstanding at end of period (in thousands)	3,283	3,952	4,869	5,581	6,737	10,056	17,868	22,375	24,221	23,668
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438
Accumulation Unit Value at end of period	$25.631	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800
Number of Accumulation Units outstanding at end of period (in thousands)	78	98	111	118	123	116	113	108	144	107
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Accumulation Unit Value at end of period	$20.987	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	695	875	1,055	1,237	1,563	2,364	2,809	3,417	3,758	3,321
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422
Accumulation Unit Value at end of period	$28.896	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746
Number of Accumulation Units outstanding at end of period (in thousands)	11	17	18	21	22	20	20	21	29	18
APP B-115

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Accumulation Unit Value at end of period	$18.639	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752
Number of Accumulation Units outstanding at end of period (in thousands)	2,167	2,647	3,220	3,809	4,574	7,129	10,614	13,121	14,166	13,324
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338
Accumulation Unit Value at end of period	$24.310	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	43	56	65	66	66	66	67	50	78	55
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Accumulation Unit Value at end of period	$15.353	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167
Number of Accumulation Units outstanding at end of period (in thousands)	47	51	44	53	56	44	40	47	34	34
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534
Accumulation Unit Value at end of period	$27.107	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	4	3	1	1	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Accumulation Unit Value at end of period	$20.362	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693
Number of Accumulation Units outstanding at end of period (in thousands)	868	1,095	1,409	1,687	2,174	3,210	4,536	5,558	6,250	5,861
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540
Accumulation Unit Value at end of period	$32.021	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	24	29	25	22	24	28	44	33
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Accumulation Unit Value at end of period	$16.772	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287
Number of Accumulation Units outstanding at end of period (in thousands)	249	296	355	371	461	709	1,357	1,451	1,783	1,148
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382
Accumulation Unit Value at end of period	$20.559	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	21	16	19	18	14	42	13	12
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Accumulation Unit Value at end of period	$10.237	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178
Number of Accumulation Units outstanding at end of period (in thousands)	503	518	625	701	829	1,117	904	1,096	1,088	884

APP B-116

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693
Accumulation Unit Value at end of period	$15.820	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891
Number of Accumulation Units outstanding at end of period (in thousands)	34	34	28	27	26	18	14	10	18	9
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Accumulation Unit Value at end of period	$17.121	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337
Number of Accumulation Units outstanding at end of period (in thousands)	39	42	46	62	79	114	354	282	342	252
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307
Accumulation Unit Value at end of period	$27.716	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	3	18	13	15	15	15
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Accumulation Unit Value at end of period	$23.373	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179
Number of Accumulation Units outstanding at end of period (in thousands)	66	79	77	99	105	154	296	314	193	133
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642
Accumulation Unit Value at end of period	$32.493	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	7	15	15	16	13	13
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Accumulation Unit Value at end of period	$17.697	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446
Number of Accumulation Units outstanding at end of period (in thousands)	94	113	142	167	210	354	340	464	563	687
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453
Accumulation Unit Value at end of period	$25.076	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	3	3	4	3	2	7	1	4
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Accumulation Unit Value at end of period	$18.916	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691
Number of Accumulation Units outstanding at end of period (in thousands)	18	24	24	15	18	28	233	31	41	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328
Accumulation Unit Value at end of period	$28.178	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	7	2	2	1	6	6

APP B-117

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Accumulation Unit Value at end of period	$12.286	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181
Number of Accumulation Units outstanding at end of period (in thousands)	6,542	7,569	8,132	9,195	10,813	15,656	15,445	17,214	19,012	17,393
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253
Accumulation Unit Value at end of period	$12.603	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478
Number of Accumulation Units outstanding at end of period (in thousands)	88	75	92	100	100	108	94	89	120	83
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Accumulation Unit Value at end of period	$10.109	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754
Number of Accumulation Units outstanding at end of period (in thousands)	423	605	675	531	430	601	1,702	2,083	1,651	1,651
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024
Accumulation Unit Value at end of period	$9.511	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086
Number of Accumulation Units outstanding at end of period (in thousands)	27	9	8	20	28	16	172	32	11	6
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Accumulation Unit Value at end of period	$8.819	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855
Number of Accumulation Units outstanding at end of period (in thousands)	845	703	985	1,226	1,420	2,459	5,019	5,872	4,799	6,042
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979
Accumulation Unit Value at end of period	$7.914	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720
Number of Accumulation Units outstanding at end of period (in thousands)	35	4	4	12	35	41	203	94	85	48
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Accumulation Unit Value at end of period	$16.473	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655
Number of Accumulation Units outstanding at end of period (in thousands)	59	68	82	112	138	207	437	522	571	257
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305
Accumulation Unit Value at end of period	$21.603	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	4	4	4	4	6	10	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$10.135	$—	$—	$—
Accumulation Unit Value at end of period	$17.550	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	28	22	24	40	40	—	—	—

APP B-118

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$10.117	$—	$—	$—
Accumulation Unit Value at end of period	$16.335	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	4	4	4	2	2	2	—	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Accumulation Unit Value at end of period	$15.684	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620
Number of Accumulation Units outstanding at end of period (in thousands)	40	55	49	47	50	57	198	256	236	279
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555
Accumulation Unit Value at end of period	$23.669	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	5	4	3	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$10.345	$—	$—
Accumulation Unit Value at end of period	$12.613	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	149	202	244	278	350	517	825	738	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.622	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	9	12	11	13	21	13	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Accumulation Unit Value at end of period	$14.290	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	35	44	46	52	88	110	243	309
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174
Accumulation Unit Value at end of period	$18.049	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	2	2	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.336	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.326	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	431	582	821	1,015	814	1,155	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.897	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.794	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	1	3	8	8	22	—	—	—	—

APP B-119

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Accumulation Unit Value at end of period	$16.064	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880
Number of Accumulation Units outstanding at end of period (in thousands)	46	49	61	76	87	125	240	283	299	304
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353
Accumulation Unit Value at end of period	$20.585	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	14	14	14	9	8	3	3	3
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Accumulation Unit Value at end of period	$10.553	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481
Number of Accumulation Units outstanding at end of period (in thousands)	614	635	763	851	958	1,278	1,528	1,754	1,918	1,843
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639
Accumulation Unit Value at end of period	$15.816	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971
Number of Accumulation Units outstanding at end of period (in thousands)	12	10	10	9	10	10	10	48	19	15
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$10.015	$—	$—	$—
Accumulation Unit Value at end of period	$15.346	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	13	15	23	46	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$9.998	$—	$—	$—
Accumulation Unit Value at end of period	$14.284	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	4	4	4	4	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Accumulation Unit Value at end of period	$15.820	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	140	160	190	236	270	375	397	475	432	221
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458
Accumulation Unit Value at end of period	$19.797	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	4	4	5	6	5	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Accumulation Unit Value at end of period	$16.327	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989
Number of Accumulation Units outstanding at end of period (in thousands)	371	451	535	556	643	883	1,727	2,100	2,294	2,396

APP B-120

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501
Accumulation Unit Value at end of period	$18.559	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	6	6	5	8	14	15	17	17
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Accumulation Unit Value at end of period	$19.399	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534
Number of Accumulation Units outstanding at end of period (in thousands)	259	317	305	319	367	504	465	511	359	265
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410
Accumulation Unit Value at end of period	$23.151	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	—	—	4	4	5	5
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Accumulation Unit Value at end of period	$14.890	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063
Number of Accumulation Units outstanding at end of period (in thousands)	43	51	57	66	80	124	281	320	341	338
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339
Accumulation Unit Value at end of period	$20.106	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	7	7	7	7
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Accumulation Unit Value at end of period	$23.043	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	190	222	255	254	340	494	100	128	102	71
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099
Accumulation Unit Value at end of period	$30.957	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499
Number of Accumulation Units outstanding at end of period (in thousands)	6	3	2	1	2	2	4	3	7	7
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Accumulation Unit Value at end of period	$17.968	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	17	23	36	56	106	98	114	114
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213
Accumulation Unit Value at end of period	$23.238	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	3	4	2	2
APP B-121

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Accumulation Unit Value at end of period	$12.694	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874
Number of Accumulation Units outstanding at end of period (in thousands)	2,564	3,093	3,316	3,674	4,474	6,389	2,247	1,942	1,756	750
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276
Accumulation Unit Value at end of period	$12.314	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	20	25	17	16	18	17	15	3
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Accumulation Unit Value at end of period	$14.489	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279
Number of Accumulation Units outstanding at end of period (in thousands)	417	606	640	729	814	1,118	2,245	2,450	2,306	1,982
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292
Accumulation Unit Value at end of period	$16.753	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	86	85	80	80	65	57	56	56	48	36
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Accumulation Unit Value at end of period	$17.115	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736
Number of Accumulation Units outstanding at end of period (in thousands)	775	899	1,099	1,343	1,590	2,359	2,891	3,516	3,882	3,425
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382
Accumulation Unit Value at end of period	$22.058	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	20	22	22	24	22	65	31	12
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Accumulation Unit Value at end of period	$19.044	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023
Number of Accumulation Units outstanding at end of period (in thousands)	48	65	76	85	93	133	440	704	696	738
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278
Accumulation Unit Value at end of period	$30.234	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	10	10	8	7	5	6	7	8
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Accumulation Unit Value at end of period	$16.117	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	12	20	16	20	78	97	91	105

APP B-122

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262
Accumulation Unit Value at end of period	$24.711	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	1	1	1	1	2	2
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Accumulation Unit Value at end of period	$15.630	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943
Number of Accumulation Units outstanding at end of period (in thousands)	96	122	157	192	216	312	613	848	859	999
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645
Accumulation Unit Value at end of period	$22.960	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	3	4	4	4	7	5
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Accumulation Unit Value at end of period	$17.561	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477
Number of Accumulation Units outstanding at end of period (in thousands)	30	43	21	21	27	39	78	67	69	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401
Accumulation Unit Value at end of period	$24.424	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	3	2	3	2	2	2
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Accumulation Unit Value at end of period	$19.562	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	131	153	204	237	282	394	721	886	977	1,066
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794
Accumulation Unit Value at end of period	$28.192	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	3	5	5	6	7	7
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Accumulation Unit Value at end of period	$13.431	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839
Number of Accumulation Units outstanding at end of period (in thousands)	627	736	831	1,010	1,107	1,481	2,548	2,634	3,176	3,612
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433
Accumulation Unit Value at end of period	$17.788	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	5	6	9	5	6	8	8

APP B-123

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Accumulation Unit Value at end of period	$15.439	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185
Number of Accumulation Units outstanding at end of period (in thousands)	27	32	42	48	62	97	265	225	238	254
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444
Accumulation Unit Value at end of period	$21.020	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Accumulation Unit Value at end of period	$8.523	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431
Number of Accumulation Units outstanding at end of period (in thousands)	21	33	38	48	53	63	42	52	55	76
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683
Accumulation Unit Value at end of period	$13.523	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	2	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Accumulation Unit Value at end of period	$7.947	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284
Number of Accumulation Units outstanding at end of period (in thousands)	10	17	38	39	45	44	56	44	47	62
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741
Accumulation Unit Value at end of period	$13.095	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Accumulation Unit Value at end of period	$15.751	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	10	16	25	36	39	90	58	48
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702
Accumulation Unit Value at end of period	$23.075	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	7	10	11	11	11

APP B-124

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Accumulation Unit Value at end of period	$8.328	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589
Number of Accumulation Units outstanding at end of period (in thousands)	79	89	140	160	209	270	694	805	1,103	1,088
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401
Accumulation Unit Value at end of period	$15.403	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	14	15	13	11	11	13	19	16
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Accumulation Unit Value at end of period	$9.109	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	517	528	638	728	846	1,065	684	898	782	519
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700
Accumulation Unit Value at end of period	$13.720	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	14	13	14	15	14	20	16
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Accumulation Unit Value at end of period	$13.625	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535
Number of Accumulation Units outstanding at end of period (in thousands)	577	676	746	849	995	1,291	2,719	3,306	3,504	2,961
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649
Accumulation Unit Value at end of period	$13.210	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291
Number of Accumulation Units outstanding at end of period (in thousands)	34	74	79	82	87	117	119	169	98	62
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Accumulation Unit Value at end of period	$11.093	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159
Number of Accumulation Units outstanding at end of period (in thousands)	304	367	443	539	653	804	1,485	1,735	1,811	1,779
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626
Accumulation Unit Value at end of period	$16.757	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	7	8	8	15	13

APP B-125

Outlook

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Accumulation Unit Value at end of period	$13.382	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982
Number of Accumulation Units outstanding at end of period (in thousands)	187	232	269	327	340	529	978	1,123	1,192	1,058
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501
Accumulation Unit Value at end of period	$17.244	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	4	4	5	4
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Accumulation Unit Value at end of period	$7.878	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445
Number of Accumulation Units outstanding at end of period (in thousands)	32	53	58	65	68	76	193	306	331	372
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727
Accumulation Unit Value at end of period	$13.996	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	6	6
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Accumulation Unit Value at end of period	$6.295	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773
Number of Accumulation Units outstanding at end of period (in thousands)	487	532	638	729	820	1,021	1,789	2,011	1,973	1,988
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606
Accumulation Unit Value at end of period	$11.728	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	10	10	11	10
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Accumulation Unit Value at end of period	$18.665	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367
Number of Accumulation Units outstanding at end of period (in thousands)	70	79	98	132	138	200	376	473	599	407
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915
Accumulation Unit Value at end of period	$27.481	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	2	2	2	2	2	3	—
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Accumulation Unit Value at end of period	$12.176	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	11	18	25	33	40	85	58	69

APP B-126

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414
Accumulation Unit Value at end of period	$17.857	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—	—	—	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.419	$10.279	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.753	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	567	636	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.372	$10.248	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.608	$10.372	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	—	—	—	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.862	$10.287	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.731	$10.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	366	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.813	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$10.813	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	25	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.981	$9.962	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.730	$9.981	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,740	3,180	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.936	$9.932	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.936	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	47	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.949	$9.885	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.949	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	176	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.904	$9.855	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.486	$9.904	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	—	—	—	—	—	—	—	—
APP B-127

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.618	$10.401	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.412	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	359	413	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.571	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.272	$10.571	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	78	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.638	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.497	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	180	237	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.590	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.356	$10.590	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	84	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.839	$10.528	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.509	$10.839	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	609	676	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.790	$10.496	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.368	$10.790	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	22	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.665	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.437	$10.665	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,855	3,467	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.617	$10.404	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.282	$10.617	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	189	221	—	—	—	—	—	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.770	$10.451	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.376	$10.770	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,355	1,626	—	—	—	—	—	—	—	—

APP B-128

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.722	$10.420	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.221	$10.722	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	144	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.659	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.079	$10.659	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,200	2,367	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.611	$10.440	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.943	$10.611	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	82	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.817	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.123	$10.817	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	181	199	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.768	$10.606	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.988	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	44	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Accumulation Unit Value at end of period	$17.251	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443
Number of Accumulation Units outstanding at end of period (in thousands)	385	440	505	600	705	960	2,250	2,685	2,925	3,061
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211
Accumulation Unit Value at end of period	$25.031	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465
Number of Accumulation Units outstanding at end of period (in thousands)	42	44	40	44	43	33	34	33	35	34
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Accumulation Unit Value at end of period	$19.152	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525
Number of Accumulation Units outstanding at end of period (in thousands)	35	35	44	75	94	96	83	28	33	49
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550
Accumulation Unit Value at end of period	$28.500	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	1	1	—	—	—

APP B-129

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Accumulation Unit Value at end of period	$19.560	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353
Number of Accumulation Units outstanding at end of period (in thousands)	118	115	115	145	172	193	350	438	159	282
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071
Accumulation Unit Value at end of period	$30.362	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	4	1	1	1	1	1	1	2	1	1
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Accumulation Unit Value at end of period	$16.272	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822
Number of Accumulation Units outstanding at end of period (in thousands)	470	541	658	813	965	1,311	2,160	2,678	2,965	2,944
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494
Accumulation Unit Value at end of period	$23.954	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275
Number of Accumulation Units outstanding at end of period (in thousands)	25	35	37	38	43	42	45	32	45	33
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Accumulation Unit Value at end of period	$14.952	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	34	48	59	98	168	157	183	192
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738
Accumulation Unit Value at end of period	$27.110	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	3	3	3	—	4	4	8	9
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Accumulation Unit Value at end of period	$18.882	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439
Number of Accumulation Units outstanding at end of period (in thousands)	31	29	43	49	53	106	137	137	119	95
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035
Accumulation Unit Value at end of period	$23.591	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	5	5
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Accumulation Unit Value at end of period	$14.184	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639
Number of Accumulation Units outstanding at end of period (in thousands)	1,035	1,272	1,531	1,919	2,255	3,268	7,047	8,583	8,876	8,914

APP B-130

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687
Accumulation Unit Value at end of period	$18.855	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	38	40	38	53	59	71	74	63
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Accumulation Unit Value at end of period	$13.529	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145
Number of Accumulation Units outstanding at end of period (in thousands)	366	428	467	536	630	888	1,184	1,552	1,682	1,749
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145
Accumulation Unit Value at end of period	$16.373	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	26	27	28	18	18	28	26	28
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Accumulation Unit Value at end of period	$13.304	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294
Number of Accumulation Units outstanding at end of period (in thousands)	1,124	1,321	1,532	1,890	2,202	3,083	4,120	5,037	5,271	4,991
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313
Accumulation Unit Value at end of period	$18.450	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642
Number of Accumulation Units outstanding at end of period (in thousands)	73	74	70	69	56	52	52	48	43	30
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Accumulation Unit Value at end of period	$17.634	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871
Number of Accumulation Units outstanding at end of period (in thousands)	181	206	255	330	365	502	749	987	1,059	1,083
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619
Accumulation Unit Value at end of period	$24.124	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	4	4	6	9	6
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Accumulation Unit Value at end of period	$18.063	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	88	114	144	160	181	249	220	328	295	255
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049
Accumulation Unit Value at end of period	$25.392	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	7	7	8	8	8

APP B-131

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Accumulation Unit Value at end of period	$13.176	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755
Number of Accumulation Units outstanding at end of period (in thousands)	914	1,033	1,138	1,362	1,550	2,096	4,734	5,347	5,414	5,229
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491
Accumulation Unit Value at end of period	$14.288	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818
Number of Accumulation Units outstanding at end of period (in thousands)	30	32	44	54	39	77	65	67	62	22
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Accumulation Unit Value at end of period	$15.752	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225
Number of Accumulation Units outstanding at end of period (in thousands)	288	286	319	368	457	472	443	433	382	306
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355
Accumulation Unit Value at end of period	$20.401	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132
Number of Accumulation Units outstanding at end of period (in thousands)	43	3	1	1	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Accumulation Unit Value at end of period	$15.880	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343
Number of Accumulation Units outstanding at end of period (in thousands)	3,283	3,952	4,869	5,581	6,737	10,056	17,868	22,375	24,221	23,668
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438
Accumulation Unit Value at end of period	$25.631	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800
Number of Accumulation Units outstanding at end of period (in thousands)	78	98	111	118	123	116	113	108	144	107
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Accumulation Unit Value at end of period	$20.987	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	695	875	1,055	1,237	1,563	2,364	2,809	3,417	3,758	3,321
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422
Accumulation Unit Value at end of period	$28.896	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746
Number of Accumulation Units outstanding at end of period (in thousands)	11	17	18	21	22	20	20	21	29	18

APP B-132

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Accumulation Unit Value at end of period	$18.639	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752
Number of Accumulation Units outstanding at end of period (in thousands)	2,167	2,647	3,220	3,809	4,574	7,129	10,614	13,121	14,166	13,324
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338
Accumulation Unit Value at end of period	$24.310	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	43	56	65	66	66	66	67	50	78	55
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Accumulation Unit Value at end of period	$15.353	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167
Number of Accumulation Units outstanding at end of period (in thousands)	47	51	44	53	56	44	40	47	34	34
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534
Accumulation Unit Value at end of period	$27.107	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	4	3	1	1	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Accumulation Unit Value at end of period	$20.362	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693
Number of Accumulation Units outstanding at end of period (in thousands)	868	1,095	1,409	1,687	2,174	3,210	4,536	5,558	6,250	5,861
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540
Accumulation Unit Value at end of period	$32.021	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	24	29	25	22	24	28	44	33
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Accumulation Unit Value at end of period	$16.772	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287
Number of Accumulation Units outstanding at end of period (in thousands)	249	296	355	371	461	709	1,357	1,451	1,783	1,148
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382
Accumulation Unit Value at end of period	$20.559	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	21	16	19	18	14	42	13	12
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Accumulation Unit Value at end of period	$10.237	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178
Number of Accumulation Units outstanding at end of period (in thousands)	503	518	625	701	829	1,117	904	1,096	1,088	884
APP B-133

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693
Accumulation Unit Value at end of period	$15.820	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891
Number of Accumulation Units outstanding at end of period (in thousands)	34	34	28	27	26	18	14	10	18	9
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Accumulation Unit Value at end of period	$17.121	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337
Number of Accumulation Units outstanding at end of period (in thousands)	39	42	46	62	79	114	354	282	342	252
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307
Accumulation Unit Value at end of period	$27.716	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	3	18	13	15	15	15
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Accumulation Unit Value at end of period	$23.373	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179
Number of Accumulation Units outstanding at end of period (in thousands)	66	79	77	99	105	154	296	314	193	133
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642
Accumulation Unit Value at end of period	$32.493	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	7	15	15	16	13	13
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Accumulation Unit Value at end of period	$17.697	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446
Number of Accumulation Units outstanding at end of period (in thousands)	94	113	142	167	210	354	340	464	563	687
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453
Accumulation Unit Value at end of period	$25.076	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	3	3	4	3	2	7	1	4
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Accumulation Unit Value at end of period	$18.916	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691
Number of Accumulation Units outstanding at end of period (in thousands)	18	24	24	15	18	28	233	31	41	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328
Accumulation Unit Value at end of period	$28.178	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	7	2	2	1	6	6

APP B-134

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Accumulation Unit Value at end of period	$12.286	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181
Number of Accumulation Units outstanding at end of period (in thousands)	6,542	7,569	8,132	9,195	10,813	15,656	15,445	17,214	19,012	17,393
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253
Accumulation Unit Value at end of period	$12.603	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478
Number of Accumulation Units outstanding at end of period (in thousands)	88	75	92	100	100	108	94	89	120	83
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Accumulation Unit Value at end of period	$10.109	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754
Number of Accumulation Units outstanding at end of period (in thousands)	423	605	675	531	430	601	1,702	2,083	1,651	1,651
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024
Accumulation Unit Value at end of period	$9.511	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086
Number of Accumulation Units outstanding at end of period (in thousands)	27	9	8	20	28	16	172	32	11	6
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Accumulation Unit Value at end of period	$8.819	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855
Number of Accumulation Units outstanding at end of period (in thousands)	845	703	985	1,226	1,420	2,459	5,019	5,872	4,799	6,042
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979
Accumulation Unit Value at end of period	$7.914	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720
Number of Accumulation Units outstanding at end of period (in thousands)	35	4	4	12	35	41	203	94	85	48
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Accumulation Unit Value at end of period	$16.473	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655
Number of Accumulation Units outstanding at end of period (in thousands)	59	68	82	112	138	207	437	522	571	257
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305
Accumulation Unit Value at end of period	$21.603	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	4	4	4	4	6	10	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$10.135	$—	$—	$—
Accumulation Unit Value at end of period	$17.550	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	28	22	24	40	40	—	—	—

APP B-135

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$10.117	$—	$—	$—
Accumulation Unit Value at end of period	$16.335	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	4	4	4	2	2	2	—	—	—
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Accumulation Unit Value at end of period	$15.684	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620
Number of Accumulation Units outstanding at end of period (in thousands)	40	55	49	47	50	57	198	256	236	279
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555
Accumulation Unit Value at end of period	$23.669	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	5	4	3	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$10.345	$—	$—
Accumulation Unit Value at end of period	$12.613	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	149	202	244	278	350	517	825	738	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.622	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	9	12	11	13	21	13	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Accumulation Unit Value at end of period	$14.290	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	35	44	46	52	88	110	243	309
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174
Accumulation Unit Value at end of period	$18.049	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	2	2	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.336	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.326	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	431	582	821	1,015	814	1,155	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.897	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.794	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	1	3	8	8	22	—	—	—	—

APP B-136

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Accumulation Unit Value at end of period	$16.064	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880
Number of Accumulation Units outstanding at end of period (in thousands)	46	49	61	76	87	125	240	283	299	304
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353
Accumulation Unit Value at end of period	$20.585	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	14	14	14	9	8	3	3	3
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Accumulation Unit Value at end of period	$10.553	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481
Number of Accumulation Units outstanding at end of period (in thousands)	614	635	763	851	958	1,278	1,528	1,754	1,918	1,843
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639
Accumulation Unit Value at end of period	$15.816	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971
Number of Accumulation Units outstanding at end of period (in thousands)	12	10	10	9	10	10	10	48	19	15
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$10.015	$—	$—	$—
Accumulation Unit Value at end of period	$15.346	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	13	15	23	46	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$9.998	$—	$—	$—
Accumulation Unit Value at end of period	$14.284	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	4	4	4	4	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Accumulation Unit Value at end of period	$15.820	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	140	160	190	236	270	375	397	475	432	221
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458
Accumulation Unit Value at end of period	$19.797	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	4	4	5	6	5	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Accumulation Unit Value at end of period	$16.327	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989
Number of Accumulation Units outstanding at end of period (in thousands)	371	451	535	556	643	883	1,727	2,100	2,294	2,396

APP B-137

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501
Accumulation Unit Value at end of period	$18.559	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	6	6	5	8	14	15	17	17
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Accumulation Unit Value at end of period	$19.399	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534
Number of Accumulation Units outstanding at end of period (in thousands)	259	317	305	319	367	504	465	511	359	265
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410
Accumulation Unit Value at end of period	$23.151	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	—	—	4	4	5	5
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Accumulation Unit Value at end of period	$14.890	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063
Number of Accumulation Units outstanding at end of period (in thousands)	43	51	57	66	80	124	281	320	341	338
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339
Accumulation Unit Value at end of period	$20.106	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	7	7	7	7
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Accumulation Unit Value at end of period	$23.043	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	190	222	255	254	340	494	100	128	102	71
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099
Accumulation Unit Value at end of period	$30.957	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499
Number of Accumulation Units outstanding at end of period (in thousands)	6	3	2	1	2	2	4	3	7	7
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Accumulation Unit Value at end of period	$17.968	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	17	23	36	56	106	98	114	114
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213
Accumulation Unit Value at end of period	$23.238	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	3	4	2	2

APP B-138

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Accumulation Unit Value at end of period	$12.694	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874
Number of Accumulation Units outstanding at end of period (in thousands)	2,564	3,093	3,316	3,674	4,474	6,389	2,247	1,942	1,756	750
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276
Accumulation Unit Value at end of period	$12.314	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	20	25	17	16	18	17	15	3
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Accumulation Unit Value at end of period	$14.489	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279
Number of Accumulation Units outstanding at end of period (in thousands)	417	606	640	729	814	1,118	2,245	2,450	2,306	1,982
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292
Accumulation Unit Value at end of period	$16.753	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	86	85	80	80	65	57	56	56	48	36
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Accumulation Unit Value at end of period	$17.115	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736
Number of Accumulation Units outstanding at end of period (in thousands)	775	899	1,099	1,343	1,590	2,359	2,891	3,516	3,882	3,425
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382
Accumulation Unit Value at end of period	$22.058	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	20	22	22	24	22	65	31	12
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Accumulation Unit Value at end of period	$19.044	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023
Number of Accumulation Units outstanding at end of period (in thousands)	48	65	76	85	93	133	440	704	696	738
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278
Accumulation Unit Value at end of period	$30.234	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	10	10	8	7	5	6	7	8
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Accumulation Unit Value at end of period	$16.117	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	12	20	16	20	78	97	91	105
APP B-139

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262
Accumulation Unit Value at end of period	$24.711	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	1	1	1	1	2	2
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Accumulation Unit Value at end of period	$15.630	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943
Number of Accumulation Units outstanding at end of period (in thousands)	96	122	157	192	216	312	613	848	859	999
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645
Accumulation Unit Value at end of period	$22.960	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	3	4	4	4	7	5
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Accumulation Unit Value at end of period	$17.561	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477
Number of Accumulation Units outstanding at end of period (in thousands)	30	43	21	21	27	39	78	67	69	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401
Accumulation Unit Value at end of period	$24.424	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	3	2	3	2	2	2
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Accumulation Unit Value at end of period	$19.562	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	131	153	204	237	282	394	721	886	977	1,066
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794
Accumulation Unit Value at end of period	$28.192	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	3	5	5	6	7	7
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Accumulation Unit Value at end of period	$13.431	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839
Number of Accumulation Units outstanding at end of period (in thousands)	627	736	831	1,010	1,107	1,481	2,548	2,634	3,176	3,612
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433
Accumulation Unit Value at end of period	$17.788	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	5	6	9	5	6	8	8

APP B-140

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Accumulation Unit Value at end of period	$15.439	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185
Number of Accumulation Units outstanding at end of period (in thousands)	27	32	42	48	62	97	265	225	238	254
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444
Accumulation Unit Value at end of period	$21.020	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Accumulation Unit Value at end of period	$8.523	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431
Number of Accumulation Units outstanding at end of period (in thousands)	21	33	38	48	53	63	42	52	55	76
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683
Accumulation Unit Value at end of period	$13.523	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	2	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Accumulation Unit Value at end of period	$7.947	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284
Number of Accumulation Units outstanding at end of period (in thousands)	10	17	38	39	45	44	56	44	47	62
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741
Accumulation Unit Value at end of period	$13.095	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Accumulation Unit Value at end of period	$15.751	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	10	16	25	36	39	90	58	48
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702
Accumulation Unit Value at end of period	$23.075	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	7	10	11	11	11

APP B-141

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Accumulation Unit Value at end of period	$8.328	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589
Number of Accumulation Units outstanding at end of period (in thousands)	79	89	140	160	209	270	694	805	1,103	1,088
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401
Accumulation Unit Value at end of period	$15.403	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	14	15	13	11	11	13	19	16
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Accumulation Unit Value at end of period	$9.109	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	517	528	638	728	846	1,065	684	898	782	519
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700
Accumulation Unit Value at end of period	$13.720	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	14	13	14	15	14	20	16
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Accumulation Unit Value at end of period	$13.625	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535
Number of Accumulation Units outstanding at end of period (in thousands)	577	676	746	849	995	1,291	2,719	3,306	3,504	2,961
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649
Accumulation Unit Value at end of period	$13.210	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291
Number of Accumulation Units outstanding at end of period (in thousands)	34	74	79	82	87	117	119	169	98	62
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Accumulation Unit Value at end of period	$11.093	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159
Number of Accumulation Units outstanding at end of period (in thousands)	304	367	443	539	653	804	1,485	1,735	1,811	1,779
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626
Accumulation Unit Value at end of period	$16.757	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	7	8	8	15	13

APP B-142

Appendix C - Comparison and Fund Data

Presented below are some, but certainly not all, of the differentiating features between the individual deferred variable annuities described in this prospectus. We also offered other individual deferred variable annuities that have different sales charges arrangements, charges (i.e., mortality and expense risk charges and annual fund operating expenses), commission structures and investment options. For instance, The Director and Leaders Foundation variable annuities have different charges and investment options than the comparable Core version of this variable annuity. We also offered another contract variation called “Edge” that includes a front end sales load and different charges. We have not included information regarding our Edge contract because it was offered through a very limited number of Financial Intermediaries.
This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.
Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your investment professional can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten by Talcott Resolution Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I.	Comparison Table

	Minimum Initial Premium
Contract	Qualified Contract	Non-Qualified Contract	Sales Charge										Mortality & Expense Risk Charge (1)	Maximum Up-Front Commission
Access	$2,000	$10,000	None										1.50%	2%
Core	$1,000	$1,000	Year	1	2	3	4	5	6	7	8+
			CDSC	7%	7%	7%	6%	5%	4%	3%	0%		1.05%	7%
Outlook	$2,000	$10,000	Year	1	2	3	4	5+
			CDSC	7%	6%	5%	4%	0%					1.45%	5.75%
Plus	$2,000	$10,000	Year	1	2	3	4	5	6	7	8	9+
			CDSC	8%	8%	8%	8%	7%	6%	5%	4%	0%	1.45%	6.5%

(1)
Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

II. Investment Options

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Leaders Series IV, Leaders Access Series IV, Leaders Plus Series IV, Leaders Outlook Series IV, Leaders Platinum Series I, Leaders Platinum Outlook Series I and Leaders Ultra	App C-2
2.	Leaders / Chase Series III	App C-7
3.	Huntington Leaders Series II and Huntington Leaders Outlook Series II	App C-12
4.	Leaders Select Series II, Leaders Select Plus Series II and Leaders Select Outlook Series II	App C-17

APP C-1

1. Leaders Series IV, Leaders Access Series IV, Leaders Plus Series IV, Leaders Outlook Series IV, Leaders Platinum Series I, Leaders Platinum Outlook Series I and Leaders Ultra:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.
AB VPS Balanced Wealth Strategy Portfolio - Class B	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Growth Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 4	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company

APP C-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds Global Bond Fund - Class 4	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 4	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 4	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 4	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Strategic Income Portfolio - Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation
Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers

Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 4	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 4	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 4	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 4	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 4	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 4	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 4	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.

APP C-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Templeton Developing Markets VIP Fund - Class 4	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 4	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 4	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 4	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	=if(COUNTBLANK(H48)=1,G48,G48&", "&H48)
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP C-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Portfolio - Class VC	Seeks current income and capital appreciation	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF Discovery Portfolio - Class II (formerly Morgan Stanley VIF Mid Cap Growth Portfolio)	Seeks long-term capital growth by investing primarily in common stocks and other equity securities	Morgan Stanley Investment Management Inc.
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA - Service Class[1]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA - Service Class[4]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®/VA - Service Class[5]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund/VA - Service Class[2]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Putnam Variable Trust

APP C-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

1	Effective on or about May 28, 2019, Oppenheimer Capital Appreciation Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Capital Appreciation Fund.
2	Effective on or about May 28, 2019, Oppenheimer Main Street Small Cap Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund.
4	Effective on or about May 28, 2019, Oppenheimer Global Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Global Fund.
5	Effective on or about May 28, 2019, Oppenheimer Main Street Fund/VA SRV will hard close and merge into Invesco Oppenheimer V.I. Main Street Fund.

APP C-6

2. Leaders / Chase Series III:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.
AB VPS Balanced Wealth Strategy Portfolio - Class B	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Growth Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 4	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company

APP C-7

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds Global Bond Fund - Class 4	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 4	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 4	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 4	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Strategic Income Portfolio - Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation
Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers

Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 4	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 4	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 4	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 4	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 4	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 4	Seeks long-term capital growth	Franklin Advisers, Inc.

APP C-8

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Strategic Income VIP Fund - Class 4	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 4	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 4	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 4	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 4	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP C-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1	Seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1	Seeks to provide high total return from a portfolio of selected equity securities	JPMorgan Investment Management, Inc.
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Portfolio - Class VC	Seeks current income and capital appreciation	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF Discovery Portfolio - Class II (formerly Morgan Stanley VIF Mid Cap Growth Portfolio)	Seeks long-term capital growth by investing primarily in common stocks and other equity securities	Morgan Stanley Investment Management Inc.

APP C-10

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA - Service Class[1]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA - Service Class[4]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®/VA - Service Class[5]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund/VA - Service Class[2]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Putnam Variable Trust
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

1	Effective on or about May 28, 2019, Oppenheimer Capital Appreciation Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Capital Appreciation Fund.
2	Effective on or about May 28, 2019, Oppenheimer Main Street Small Cap Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund.
4	Effective on or about May 28, 2019, Oppenheimer Global Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Global Fund.
5	Effective on or about May 28, 2019, Oppenheimer Main Street Fund/VA SRV will hard close and merge into Invesco Oppenheimer V.I. Main Street Fund.

APP C-11

3. Huntington Leaders Series II and Huntington Leaders Outlook Series II:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.
AB VPS Balanced Wealth Strategy Portfolio - Class B	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Growth Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 4	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 4	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management	Capital Research and Management Company

APP C-12

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds Global Growth and Income Fund - Class 4	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 4	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 4	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Strategic Income Portfolio - Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation
Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers

Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 4	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 4	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 4	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 4	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 4	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 4	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 4	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 4	Seeks long-term capital appreciation	Templeton Asset Management Ltd.

APP C-13

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Templeton Foreign VIP Fund - Class 4	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 4	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 4	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	=if(COUNTBLANK(H48)=1,G48,G48&", "&H48)
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP C-14

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Portfolio - Class VC	Seeks current income and capital appreciation	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF Discovery Portfolio - Class II (formerly Morgan Stanley VIF Mid Cap Growth Portfolio)	Seeks long-term capital growth by investing primarily in common stocks and other equity securities	Morgan Stanley Investment Management Inc.
Mutual Fund and Variable Insurance Trust
Rational Trend Aggregation VA Fund (formerly Rational Dividend Capture VA Fund)	Seeks total return with dividend income as an important component of that return	Rational Advisors, Inc., Sub-advised by PVG Asset Management Corp.
Rational Insider Buying VA Fund	Seeks long-term capital appreciation	Rational Advisors, Inc.
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA - Service Class[1]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA - Service Class[4]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.

APP C-15

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Oppenheimer Main Street Fund®/VA - Service Class[5]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund/VA - Service Class[2]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Putnam Variable Trust
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

1	Effective on or about May 28, 2019, Oppenheimer Capital Appreciation Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Capital Appreciation Fund.
2	Effective on or about May 28, 2019, Oppenheimer Main Street Small Cap Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund.
4	Effective on or about May 28, 2019, Oppenheimer Global Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Global Fund.
5	Effective on or about May 28, 2019, Oppenheimer Main Street Fund/VA SRV will hard close and merge into Invesco Oppenheimer V.I. Main Street Fund.

APP C-16

4. Leaders Select Series II, Leaders Select Plus Series II and Leaders Select Outlook Series II:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.
AB VPS Balanced Wealth Strategy Portfolio - Class B	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Growth Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 4	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company

APP C-17

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds Global Bond Fund - Class 4	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 4	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 4	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 4	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 4	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Strategic Income Portfolio - Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation
Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers

Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 4	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 4	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 4	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 4	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 4	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 4	Seeks long-term capital growth	Franklin Advisers, Inc.

APP C-18

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Strategic Income VIP Fund - Class 4	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 4	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 4	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 4	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 4	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP C-19

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Portfolio - Class VC	Seeks current income and capital appreciation	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF Discovery Portfolio - Class II (formerly Morgan Stanley VIF Mid Cap Growth Portfolio)	Seeks long-term capital growth by investing primarily in common stocks and other equity securities	Morgan Stanley Investment Management Inc.
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA - Service Class[1]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA - Service Class[4]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®/VA - Service Class[5]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.

APP C-20

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Oppenheimer Main Street Small Cap Fund/VA - Service Class[2]	Seeks capital appreciation	OFI Global Asset Management, Inc., Sub-advised by OppenheimerFunds, Inc.
Putnam Variable Trust
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Wells Fargo Variable Trust Funds
Wells Fargo VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

1	Effective on or about May 28, 2019, Oppenheimer Capital Appreciation Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Capital Appreciation Fund.
2	Effective on or about May 28, 2019, Oppenheimer Main Street Small Cap Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund.
4	Effective on or about May 28, 2019, Oppenheimer Global Fund/VA will hard close and merge into Invesco Oppenheimer V.I. Global Fund.
5	Effective on or about May 28, 2019, Oppenheimer Main Street Fund/VA SRV will hard close and merge into Invesco Oppenheimer V.I. Main Street Fund.

APP C-21

Appendix D — Lifetime Income Builder Selects and Lifetime Income Builder Portfolios
The Annuity Commencement Date Deferral Option is not available if you have elected either of these riders.
Objective
The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.
How do the riders help achieve this goal?

•
Lifetime Withdrawal Feature. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s Lifetime Income Eligibility Date until the first death of any Covered Life (“Single Life Option”) or until the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income	=	Payment Base or Contract Value, whichever is higher	x	Withdrawal Percent
Builder Selects
- or -
Lifetime Income	=	Payment Base	x	Withdrawal Percent
Builder Portfolios

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy the riders?
The riders are closed to new investors (including existing Owners).
When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the “Relevant Covered Life” and other “Covered Lives” will be when establishing the Withdrawal Percent.

•
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

•
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

•
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is 80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.
Does electing either rider forfeit your ability to buy other riders?
Yes. If you elected either rider, you could not elect any rider other than MAV Plus (MAV only in applicable states). You may not elect the Annuity Commencement Date Deferral Option if you elected either of these riders.
How is the charge for either rider calculated?
The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider’s effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

APP D-1

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.
Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.
You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.

•	If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider’s rules.
Does the Payment Base change under either rider?
Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

•	automatic Payment Base increases; and

•	subsequent Premium Payments; and

•
partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

•	Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose either of these riders. The following table describes how these options operate:

	Lifetime Income Builder Selects	Lifetime Income Builder Portfolios
New Payment Base	[(current Anniversary Value (prior to the rider charge being taken) divided by your prior Payment Base)] multiplied by your prior Payment Base	The higher of current Anniversary Value (prior to the rider charge being taken) or Payment Base
Annual Payment Base increase limits	0% - 10%	Unlimited
We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary. Automatic Payment Base increases will cease upon the earliest of:

•	your Annuity Commencement Date;

•	the Contract Anniversary immediately following the Relevant Covered Life’s attained age of 90; or

•	You waive your right to receive automatic Payment Base increases.
Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix I.

•
Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix A.

•
Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment

APP D-2

Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

See Examples 3-9 and 12-15 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix A.

•
Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See “What happens if you change ownership?” below.

•
Option Conversion. We reserve the right to offer a one-time only conversion from Lifetime Income Builder Selects to Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life’s reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the lower of the then applicable Payment Base or the Contract Value at the time of rescission. Rescission of a conversion option may therefore result in a permanent reduction of benefits. Once rescinded, this privilege will be terminated.

•	Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Is either rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.
As shown in the following table, the Withdrawal Percent for all partial Surrenders taken before the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken after the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

	Withdrawal Percent
Relevant Covered Life Attained Age	Single Life Option	Joint/Spousal Option
<59½ - 64	5.0%	4.5%
65 - 69	5.5%	5.0%
70 - 74	6.0%	5.5%
75 - 79	6.5%	6.0%
80 - 84	7.0%	6.5%
85 - 90	7.5%	7.0%
90+	8.0%	7.5%
Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1.	If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2.
If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

APP D-3

3.
If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.
Please refer to Example 24 in Lifetime Income Builder Selects and Lifetime Income Builder Portfolios Examples in Appendix A for more information.
Is either rider designed to pay you Death Benefits?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. If the Lifetime Withdrawal Feature is revoked, we will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Feature was revoked, in proportion to the reduction in Contract Value due to such partial Surrender, and you will no longer be subject to the rider's Investment Restrictions (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)). For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.
Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Lifetime Withdrawal Feature” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
Does either rider replace the standard Death Benefit?
Yes, it permanently replaces the standard Death Benefit. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.
Can you revoke this rider?
Yes. You may elect to revoke the Lifetime Withdrawal Feature at any time subject to state availability and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial withdrawals. We may revoke the Lifetime Withdrawal Feature under the Covered Life change, Spousal Contract continuation and Investment Restrictions provisions (if applicable to your contract (see the “State Variations” provision in the “Miscellaneous” section )). Additionally, we may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.
If the Lifetime Withdrawal Feature is revoked:

•	It cannot be re-elected;

•	You will not receive any Lifetime Withdrawal Payments;

•
We will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Feature was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	You will no longer be subject to this rider’s Investment Restrictions; and

APP D-4

•	You become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.
On the date the Lifetime Withdrawal Feature is revoked, a prorated share of the rider charge will be assessed. After that, the rider charge will no longer be assessed. If you elected the single life option, and the Lifetime Withdrawal Feature is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.
A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
The factors you may consider when determining whether to voluntarily revoke the Lifetime Withdrawal Feature include:  whether you continue to want or need the longevity protection provided by Lifetime Withdrawal Feature payments (the benefit may not be reinstated after it is revoked); whether you wish to cease paying the fees associated with the Lifetime Withdrawal Feature (keep in mind that you have been paying fees for the Lifetime Withdrawal Feature since the effective date of the rider), whether you no longer want to be subject to the investment restrictions required to maintain the Lifetime Withdrawal Feature (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)); and whether or not you plan on taking partial withdrawals in the future and how these partial withdrawals will reduce the Guaranteed Minimum Death Benefit. As described in the “Is this rider designed to pay you Death Benefits?” section, partial surrenders taken while the Lifetime Withdrawal Feature is in effect reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis or on a proportionate basis (in proportion to the reduction in Contract Value due to such partial withdrawal) depending on when you take withdrawals and/or the amount of cumulative withdrawals.  Partial withdrawals taken after you revoke the Lifetime Withdrawal Feature will reduce the Guaranteed Minimum Death Benefit on a proportionate basis. If your Account Value is less than your Guaranteed Minimum Death Benefit at the time of a partial withdrawal then reducing the Guaranteed Minimum Death Benefit on a proportionate basis will result in a greater reduction in the Guaranteed Minimum Death Benefit than if a dollar-for-dollar reduction was taken. You should consult an investment professional before making any decision to revoke the Lifetime Withdrawal Feature.
Please see “Can your Spouse continue your Lifetime Withdrawal Feature?” and “Are there restrictions on how you must invest?” for more information.
What effect does partial or full Surrenders have on your benefits under this rider?
Please refer to “Does the Benefit Amount/Payment Base change under either rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.
Prior to the Annuity Commencement Date, if on any Contract Anniversary your Contract Value, due to investment performance, is reduced below an amount equal to the greater of the Contract minimum amount stated under your Contract or one of your Lifetime Benefit Payments, or if on any Valuation Day, as a result of a Partial Surrender, your Contract Value is reduced below an amount equal to the greater of the Contract minimum amount stated under your Contract or one of your Lifetime Benefit Payments, then the following will occur:

1.
You must transfer your remaining Contract Value to an asset allocation model, investment program, Sub-Account(s), fund of funds Sub-Account(s), or other investment vehicle approved by us for purposes of the minimum amount rule.

a.	One of the approved investment vehicles, as described above, must be elected within 10 days from the date the minimum amount was reached.

b.	If we do not receive your election within the above stated time frame, you will be deemed to have irrevocably authorized us to move your remaining Contract Value into the Money Market Sub-account.

c.
If you choose not to participate in one of the approved investment vehicles, then we will automatically liquidate your remaining Contract Value. Any applicable CDSC will be assessed and the Contract will be fully terminated.

2.	Once the Contract Value is transferred to an approved investment vehicle, the following rules will apply:

a.
You will receive your Lifetime Benefit Payment, which will be equal to your Lifetime Benefit Payment at the time your Contract Value reduces below the rider minimum amount rules at the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually.

b.	Ongoing Lifetime Benefit Payments will no longer reduce your Contract Value.

c.
Ongoing Lifetime Benefit Payments will continue to reduce the remaining Guaranteed Minimum Death Benefit on your Contract. At the death of any Owner, Joint Owner or Annuitant, the greater of the Contract Value or the Guaranteed Death Death Benefit will be paid out as a lump sum settlement unless Spousal Contract continuation is available and elected.

d.	We will no longer accept subsequent Premium Payments.

e.	We will waive the Annual Maintenance Fee and Rider Charge on your Contract.

f.	Automatic Increases on Contract anniversary will no longer apply.

g.
If any amount greater than a Lifetime Benefit Payment is requested within a Contract Year, we will automatically liquidate your remaining Contract Value. Any applicable CDSC will be assessed, the Contract will be terminated and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix A.

APP D-5

What happens if you change ownership?
Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will be revoked. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation

APP D-6

Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Lifetime Withdrawal Feature?

•	Single Life Option:
If a Covered Life dies and the sole Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Features at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

APP D-7

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

•	The Lifetime Benefit Payment will be recalculated.
The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.
See Examples 18 and 19 under Lifetime Income Builder Selects and Lifetime Income Builder Portfolios in Appendix I.
What happens if you annuitize your Contract?
You may continue your Lifetime Benefit Payment provided under this rider by electing the Life Annuity Payout Option. This annuitization option will not be available if you have revoked your Withdrawal Feature. Alternatively, you may choose any of the annuitization options provided under your Contract. In this instance, you will forfeit the Lifetime Benefit Payments provided under this rider.
Annuity Payout Options under this rider:

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is younger than age 59½, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59½ and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59½ or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by your Lifetime Benefit Payment on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to your Lifetime Benefit Payment on the Annuity Commencement Date. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and younger than age 59½, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59½ and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 59½ or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by your Lifetime Benefit Payment on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to your Lifetime Benefit Payment on the Annuity Commencement Date. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments

APP D-8

have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes, as described below:
Lifetime Income Builder Selects
Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments must be invested in accordance with the investment restrictions described in Appendix H as a condition to maintaining the withdrawal benefit of the rider. Your allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix H on and after October 4, 2013 the withdrawal benefit of your rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by applicable law we may modify, add, delete, or substitute (to the extent permit by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.
Lifetime Income Builder Portfolios
Your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds or other investment vehicles established from time to time. Permissible portfolios, Funds, Programs or other investment vehicles are described in Appendix H. Not all model portfolios or Programs are available through all Financial Intermediaries.
To the extent permitted by applicable law, we may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional Premium Payments received.
While you may switch from model portfolio to model portfolio, you cannot pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will, however, result in the revocation of your withdrawal feature under either rider.
If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a thirty calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.
Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement

APP D-9

period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restrictions are not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•
If you had elected the conversion option from Lifetime Income Builder Selects to Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

•	Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

•
While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. Payments taken prior to the Lifetime Income Eligibility Date are not guaranteed to last for a lifetime. Either rider may not be suitable if a Covered Life is under attained age 59½.

•
The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•
Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

APP D-10

•
When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•
The fee for either rider may increase any time after 12 months from either rider’s effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

APP D-11

Appendix E — Principal First
If you elect the Deferral Option, this rider, including any guaranteed income benefit, death benefit settlement option and any annuitization option under this rider (i) will be terminated in their entirety; (ii) the charge for this rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If, however, you are receiving Automatic Income Payments under this rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. For more details, see the Annuity Commencement Date Deferral Option section, which is immediately prior to the subsection titled Annuity Payouts in The Contract section.
Objective
Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.
How does this rider help achieve this goal?
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
Principal First - Step-Up
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up, we may be charging more for Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

•
Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election.

•	We will not accept any written election request received more than thirty (30) days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

•
If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

When can you buy this rider?
This rider is closed to new investors and post issue election.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any riders other than MAV Plus (MAV only in applicable states).

APP E-1

How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.
We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.
We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.
Does the Benefit Amount/Payment Base change under this rider?
Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.
Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. (Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments.) Your Benefit Amount can never be more than $5 million.
You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.
See Example 1 under Principal First in Appendix A.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.
If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.
Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Examples 2 and 3 under Principal First in Appendix A.
Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A.
If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B.	If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

APP E-2

(i)	The Contract Value immediately following the partial Surrender; or

(ii)	The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
See Examples 2 and 6 under Principal First in Appendix A.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
Is this rider designed to pay you Death Benefits?
No. However, partial Surrenders will reduce the standard Death Benefit.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.
What happens if you change ownership?
If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
The Benefit Payment will then be reset to 7% of the new Benefit Amount.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the Beneficiary is the deceased Owner’s Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.
What happens if you annuitize your Contract?
You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the “PF Annuity Payout Option”), we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and

APP E-3

all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.
This option may not be available if the contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Can we aggregate contracts?
We reserve the right to treat all Contracts issued to you by us as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.
Other information

•	The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

•
Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

•
Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

•
Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

•	Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

•
The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•	Withdrawals can deplete and even eliminate death benefits.

•
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

APP E-4

Appendix F — Lifetime Income Foundation
The Annuity Commencement Date Deferral Option is not available if you have elected this rider.
Objective
Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.
How does this rider help achieve this goal?
This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

•
Lifetime Withdrawal Benefit. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s 60th birthday, until the first death of any Covered Life (“Single Life Option”) or the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life’s 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
This rider is closed to new investors (including to existing Owners).
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.
The maximum age of any Contract Owner or Annuitant when electing this rider is 80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

•	Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

APP F-1

•
Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to "Is the rider designed to pay you a Death Benefit" and the Examples in Appendix A for a more complete description of these effects.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

•
If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

•
If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

Attained age of Relevant Covered Life on the Contract Anniversary prior to the first Partial Surrender	Withdrawal Percent
	Single Life Option	Joint/Spousal Option
60-64	5.0%	4.5%
65-69	5.5%	5.0%
70-74	6.0%	5.5%
75-79	6.5%	6.0%
80+	7.0%	6.5%
Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.
Is this rider designed to pay you a Death Benefit?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic

APP F-2

Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Withdrawal Benefit” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
Does this rider replace the standard Death Benefit?
Yes.
Can you revoke this rider?
Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial Withdrawals. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
If the Lifetime Withdrawal Benefit is revoked:

•	it cannot be re-elected;

•	you will not receive any Lifetime Withdrawal Payments;

•
we will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	you will no longer be subject to this rider’s Investment Restrictions; and

•	you become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.
On the date the Lifetime Withdrawal Benefit is revoked, a prorated share of the rider charge will be assessed.  After that, the rider charge will no longer be assessed. If you elected the Single Life Option, and the Lifetime Withdrawal Benefit is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.
What effect do partial or full Surrenders have on your benefits under this rider?
Please refer to the discussion under “Does the Benefit Amount/Payment Base change under this rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. Please see “Is there a separate Minimum Amount Rule under this rider?” and “What happens at the Annuity Commencement Date under this rider?” for more information.
Is there a separate Minimum Amount Rule under this rider?
Yes.  If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. Your options at that time are described in the section entitled “What happens if you annuitize your Contract?." You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.
What happens if you change ownership?
Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will

APP F-3

remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will be revoked. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

If the deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues

APP F-4

Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?

•	Single Life Option:
If a Covered Life dies and the Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

•	The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

APP F-5

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.
If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.
What happens at your Annuity Commencement Date under this rider?
You may continue your Lifetime Benefit Payment provided under this rider by electing the Fixed Lifetime and Period Certain Payout. The duration of the period certain will be determined by taking the rider Death Benefit and dividing it by the Lifetime Benefit Payment. The minimum amount paid under this annuitization option is equal to the rider Death Benefit on the Annuity Commencement Date. This annuitization option will not be available if you have revoked your Withdrawal Feature. Alternatively, you may choose any of the annuitization options provided under your Contract. In this instance, you will forfeit the Lifetime Benefit Payments provided under this rider.
Annuity Payout Options under this rider:
Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the greater of your Withdrawal Percent or 4.5% on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 4.5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

APP F-6

If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended. the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Effective October 4, 2013, we began enforcing this contractual right for the products described in Appendix D and require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal feature of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the withdrawal feature of the rider is revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law we may modify, add, delete, or substitute, the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature of the rider is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months and to not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, subject to state availability, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

APP F-7

•
Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

•
The determination of the “Relevant” Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

•
When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	This rider may not be suitable if a Covered Life is under attained age 60.

•
The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

•
We may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

•	If the rider’s Withdrawal Feature has been revoked, we will continue the rider’s Death Benefit feature only.

•
In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

APP F-8

Appendix G — Lifetime Income Builder II
The Annuity Commencement Date Deferral Option is not available if you have elected Lifetime Income Builder II rider.
Objective
Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.
How does this rider help achieve this goal?
This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

•
Lifetime Withdrawal Benefit. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s 60th birthday, until the first death of any Covered Life (“Single Life Option”) or until the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, if applicable, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life’s 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
Lifetime Income Builder II is closed to new investors (including to existing Owners).
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.
The maximum age of any Contract Owner or Annuitant when electing this rider is 75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states). The Annuity Commencement Date Deferral Option is not available if you have Lifetime Income Builder II rider.
How is the charge for this rider calculated?
The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

APP G-1

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.
We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.
You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

•
Automatic Payment Base increases. Your Payment Base may fluctuate based on annual “automatic Payment Base increases.” You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life’s attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

•	Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

•
Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

D.
We do not automatically increase or decrease payments under your Automatic Income Program if your Lifetime Benefit Payment increases or decreases. If your Lifetime Benefit Payment decreases in a contract year you must verify that the Automatic Income Program payments are at or below your Lifetime Benefit Payment to avoid reduction of your Payment Base and future Lifetime Benefit Payment due to excess withdrawals. If you are enrolled in the Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment changes, it is your responsibility to request a change in your Automatic Income Program. We will not individually notify you if your Lifetime Benefit Payment changes. See Example 18 through 20 under Lifetime Income Builder II in Appendix A.

APP G-2

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.
Please refer to the "Is the rider designed to pay you a Death Benefit" and Examples 7, 8 and 10-14 under Lifetime Income Builder II in Appendix A for a more complete description of these effects.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

•
If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

•
If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

Attained age of Relevant Covered Life on the Contract Anniversary prior to the first Partial Surrender	Withdrawal Percent
	Single Life Option	Joint/Spousal Option
60-64	5.0%	4.5%
65-69	5.5%	5.0%
70-74	6.0%	5.5%
75-79	6.5%	6.0%
80+	7.0%	6.5%
Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.
See Examples 1-6 and 11-14 under Lifetime Income Builder II in Appendix A.
Is this rider designed to pay you Death Benefits?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. If the Lifetime Withdrawal Benefit is revoked, we will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender, and you will no longer be subject to this rider’s Investment Restrictions (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)). Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Withdrawal Benefit” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

APP G-3

See Examples 9 and 10 under Lifetime Income Builder II in Appendix A.
Does this rider replace the standard Death Benefit?
Yes.
Can you revoke this rider?
Yes. You may elect to revoke the Lifetime Withdrawal Benefit at any time and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial withdrawals. We may revoke the Lifetime Withdrawal Benefit under the Covered Life change, Spousal Contract continuation and Investment Restrictions provisions (if applicable to your contract (see the “State Variations” provision in the “Miscellaneous” section)).
If the Lifetime Withdrawal Benefit is revoked:

•	it cannot be re-elected;

•	you will not receive any Lifetime Withdrawal Payments;

•
we will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	you will no longer be subject to this rider’s Investment Restrictions; and

•	you become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.
On the date the Lifetime Withdrawal Benefit is revoked, a prorated share of the rider charge will be assessed.  After that, the rider charge will no longer be assessed. If you elected the Single Life Option, and the Lifetime Withdrawal Benefit is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.
A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
The factors you may consider when determining whether to voluntarily revoke the Lifetime Withdrawal Benefit include:  whether you continue to want or need the longevity protection provided by Lifetime Withdrawal Benefit payments (the benefit may not be reinstated after it is revoked); whether you wish to cease paying the fees associated with the Lifetime Withdrawal Benefit (keep in mind that you have been paying fees for the Lifetime Withdrawal Benefit since the effective date of the rider), whether you no longer want to be subject to the investment restrictions required to maintain the Lifetime Withdrawal Benefit (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)); and whether or not you plan on taking partial withdrawals in the future and how these partial withdrawals will reduce the Guaranteed Minimum Death Benefit. As described in the “Is this rider designed to pay you Death Benefits?” section, partial surrenders taken while the Lifetime Withdrawal Benefit is in effect reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis or on a proportionate basis (in proportion to the reduction in Contract Value due to such partial withdrawal) depending on when you take withdrawals and/or the amount of cumulative withdrawals.  Partial withdrawals taken after you revoke the Lifetime Withdrawal Benefit will reduce the Guaranteed Minimum Death Benefit on a proportionate basis. If your Account Value is less than your Guaranteed Minimum Death Benefit at the time of a partial withdrawal then reducing the Guaranteed Minimum Death Benefit on a proportionate basis will result in a greater reduction in the Guaranteed Minimum Death Benefit than if a dollar-for-dollar reduction was taken. You should consult an investment professional before making any decision to revoke the Lifetime Withdrawal Benefit.
Please see “Can your Spouse continue your Withdrawal Benefit?” and “Are there restrictions on how you must invest?” for more information.
What effect do partial or full Surrenders have on your benefits under this rider?
Please refer to “Does the Benefit Amount/Payment Base change under this rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. Please see “Is there a separate Minimum Amount Rule under this rider?” and “What happens at the Annuity Commencement Date under this rider?” and Examples 7, 8 and 10-14 under Lifetime Income Builder II in Appendix A for more information.
Is there a separate Minimum Amount Rule under this rider?
Yes.  If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. Your options at that time are described in the section entitled “What happens if you annuitize your Contract?." You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.
What happens if you change ownership?

APP G-4

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change.

If the rider is no longer available for sale, the maximum age limitation of the rider is 76.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates

APP G-5

Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?

•	Single Life Option:
If a Covered Life dies and the Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Features at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit and the rider charge will no longer be assessed.

•	Joint/Spousal Option:

APP G-6

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

•	The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.
The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.
If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.
See Example 17 under Lifetime Income Builder II in Appendix A.
What happens at your Annuity Commencement Date under the rider?
You may continue your Lifetime Benefit Payment provided under this rider by electing the Fixed Lifetime and Period Certain Payout. The duration of the period certain will be determined by taking the rider Death Benefit and dividing it by the Lifetime Benefit Payment. The minimum amount paid under this annuitization option is equal to the rider Death Benefit on the Annuity Commencement Date. This annuitization option will not be available if you have revoked your Withdrawal Feature. Alternatively, you may choose any of the annuitization options provided under your Contract. In this instance, you will forfeit the Lifetime Benefit Payments provided under this rider.
Annuity Payout Options under this rider:

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

APP G-7

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the greater of your Withdrawal Percent or 4.5% on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 4.5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain is limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal feature of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the withdrawal feature of your rider is revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law, we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature of the rider is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
See Examples 9 and 10 under Lifetime Income Builder II in Appendix A.
Can we aggregate Contracts?

APP G-8

Yes. For purposes of determining the Payment Base and Premium Payment limits, subject to state availability, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information

•	This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

•
The determination of the “Relevant” Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

•
When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	This rider may not be suitable if a Covered Life is under attained age 60.

•	Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•
We do not automatically increase or decrease payments under your Automatic Income Program if your Lifetime Benefit Payment increases or decreases. If your Lifetime Benefit Payment decreases in a contract year you must verify that the Automatic Income Program payments are at or below your Lifetime Benefit Payment to avoid reduction of your Payment

APP G-9

Base and future Lifetime Benefit Payment due to excess withdrawals. If you are enrolled in the Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment changes, it is your responsibility to request a change in your Automatic Income Program. We will not individually notify you if your Lifetime Benefit Payment changes. See Example 18 through 20 under Lifetime Income Builder II in Appendix A.

•
The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

•
We may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

•	If the rider’s Withdrawal Feature has been revoked, we will continue the rider’s Death Benefit feature only.

•
In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

APP G-10

Appendix H - Optional Rider Investment Restrictions

(Percentage allocations apply to value in the Sub-Accounts)

A. Investment Restrictions For

•	Lifetime Income Builder II

•	Lifetime Income Builder Selects

•	Lifetime Income Foundation

Applicable To The Following Products

•	Leaders 4

•	Leaders Access 4

•	Leaders Outlook 4

•	Leaders Plus 4

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

You must allocate your Sub-Account Value in accordance with the following investment restrictions on and after October 4, 2013 and you must elect to rebalance your allocations quarterly:

(1) SELF SELECT

Category 1:	Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
Category 2:	Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
Category 3:	Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
American Funds Bond Fund
Hartford Ultrashort Bond HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Bond Series

*    If you have 100% allocation to the Fixed Accumulation Feature (FAF) on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the termination of your living benefit rider.

Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
AB VPS Balanced Wealth Strategy Portfolio

APP H-1

AB VPS International Growth Portfolio
AB VPS International Value Portfolio
AB VPS Value Portfolio
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Growth Funds
American Funds Growth-Income Funds
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Growth Portfolio
Franklin Flex Cap Growth VIP Fund
Franklin Income VIP Fund
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Global Growth HLS Fund
Hartford Global Research HLS Fund
Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Stock HLS Fund
Hartford Value HLS Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Balanced Risk Allocation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Calibrated Dividend Growth Portfolio
Lord Abbett Growth and Income Portfolio
MFS Growth Series
MFS Investors Trust Series
MFS Total Return Series
MFS Value Series
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund/VA
Putnam VT Global Asset Allocation Fund
Putnam VT International Equity Fund
Putnam VT International Value Fund
Templeton Foreign VIP Fund

Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund
AB VPS Small/Mid Cap Value Portfolio
American Funds Global Bond Fund
American Funds Global Small Capitalization Fund
American Funds International Fund

APP H-2

American Funds New World Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford Small Company HLS Fund
Hartford MidCap Growth HLS Fund (formerly Hartford Small/Mid Cap Equity HLS Fund)
Hartford Small Cap Growth HLS Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. American Value Fund
Lord Abbett Bond-Debenture Portfolio
Oppenheimer Main Street Small Cap Fund/VA
Putnam VT Diversified Income Fund
Putnam VT Small Cap Value Fund
Templeton Developing Markets VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Morgan Stanley VIF Mid Cap Growth Portfolio

(2) ASSET ALLOCATIONS MODELS

As of May 2, 2016, the following models are available:

Fund	2016 Series 119	2016 Series 120	2016 Series 210	2016 Series 310
Fidelity VIP Mid Cap Portfolio	3%	3%	4%	5%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	6%
Hartford Disciplined Equity HLS Fund	6%	5%	8%	9%
Hartford Dividend and Growth HLS Fund	4%	6%	5%	7%
Hartford High Yield HLS Fund	10%	11%	8%	8%
Hartford International Opportunities HLS Fund	3%	5%	6%	6%
Hartford Small Cap Growth HLS Fund	3%	5%	6%	7%
Hartford Total Return Bond HLS Fund	19%	12%	9%	6%
Hartford U.S. Government Securities HLS Fund	20%	15%	13%	10%
American Funds Global Bond Fund	8%	8%	8%	6%
American Funds Global Growth Fund	2%	3%	4%	5%
American Funds New World Fund	0%	1%	2%	3%
Invesco V.I. American Value Fund	3%	3%	4%	5%
Lord Abbett Bond-Debenture Portfolio	6%	8%	6%	5%
MFS Growth Series	4%	6%	7%	7%
Templeton Global Bond VIP Fund	7%	6%	6%	5%
Total	100%	100%	100%	100%

APP H-3

(3) INVESTMENT MODELS
Series 7011

Hartford Total Return Bond HLS Fund	40%
Hartford Capital Appreciation HLs Fund	20%
Hartford Dividend and Growth HLS Fund	20%
Hartford Small Company HLS Fund	10%
Hartford International Opportunities HLS Fund	10%
Total	100%
Series 7009

MFS Total Return Bond Series	40%
Franklin Small-Mid Cap Growth VIP Fund	10%
Templeton Growth VIP Fund	10%
Franklin Mutual Shares VIP Fund	20%
Franklin Mutual Global Discovery VIP Fund	20%
Total	100%
Series 7018

American Funds Bond Fund	40%
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
Total	100%
Series 7010

MFS Total Return Bond Series	40%
Hartford Dividend & Growth HLS Fund	20%
MFS Growth Series	20%
Templeton Foreign VIP Fund	10%
Invesco V.I. International Growth Fund	10%
Total	100%

APP H-4

B. Investment Restrictions For

•	Lifetime Income Builder Portfolios

Applicable To The Following Products

•	Leaders / Chase 3

•	Leaders 4

•	Leaders Access 4

•	Leaders Outlook 4

•	Leaders Platinum 1

•	Leaders Platinum Outlook 1

•	Leaders Plus 4

•	Leaders Select 2

•	Leaders Select Outlook 2

•	Leaders Select Plus 1

•	Leaders Ultra 1

•	Huntington Leaders 2

•	Huntington Leaders Outlook 4

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

(1) INVESTMENT STRATEGY MODELS
Series 8001

Hartford Capital Appreciation HLS Fund	33%
Hartford Dividend and Growth HLS Fund	33%
Hartford Total Return Bond HLS Fund	34%
Total	100%
Series 8002

Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%
Series 8050

American Funds Bond Fund	25%
American Funds Global Small Cap Fund	10%
American Funds Growth & Income Fund	25%
American Funds Growth Fund	25%
American Funds International Fund	15%
Total	100%
Series 8047

American Funds International Fund	25%
Franklin Income VIP Fund	25%
Hartford Growth Opportunities HLS Fund	25%
Hartford Total Return Bond HLS Fund	25%
Total	100%

APP H-5

(2) PORTFOLIO PLANNER ASSET ALLOCATION MODELS

As of May 2, 2016, the following models are available:

Fund	2016 Series 119	2016 Series 120	2016 Series 210	2016 Series 310	2016 Series 410
Fidelity VIP Mid Cap Portfolio	3%	3%	4%	5%	6%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	6%	7%
Hartford Disciplined Equity HLS Fund	6%	5%	8%	9%	10%
Hartford Dividend and Growth HLS Fund	4%	6%	5%	7%	8%
Hartford High Yield HLS Fund	10%	11%	8%	8%	7%
Hartford International Opportunities HLS Fund	3%	5%	6%	6%	7%
Hartford Small Cap Growth HLS Fund	3%	5%	6%	7%	8%
Hartford Total Return Bond HLS Fund	19%	12%	9%	6%	4%
Hartford U.S. Government Securities HLS Fund	20%	15%	13%	10%	7%
American Funds Global Bond Fund	8%	8%	8%	6%	5%
American Funds Global Growth Fund	2%	3%	4%	5%	6%
American Funds New World Fund	0%	1%	2%	3%	4%
Invesco V.I. American Value Fund	3%	3%	4%	5%	6%
Lord Abbett Bond-Debenture Portfolio	6%	8%	6%	5%	4%
MFS Growth Series	4%	6%	7%	7%	8%
Templeton Global Bond VIP Fund	7%	6%	6%	5%	3%
Total	100%	100%	100%	100%	100%

(3) CUSTOM INVESTMENT STRATEGY MODELS
Series 80916

American Funds Global Growth & Income Fund	15%
Franklin Income VIP Fund	15%
Hartford Growth Opportunities HLS Fund	15%
Hartford Total Return Bond HLS Fund	25%
Rational Insider Buying VA Fund	15%
Invesco V.I. Government Market Money Fund	15%
Total	100%

(6) Series 8091 is available only to Huntington Leaders and Huntington Leaders Outlook contract owners.

APP H-6

Appendix I - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable To The Following Products

•	Leaders / Chase 3

•	Leaders 4

•	Leaders Access 4

•	Leaders Outlook 4

•	Leaders Platinum 1

•	Leaders Platinum Outlook 1

•	Leaders Plus 4

•	Leaders Select 2

•	Leaders Select Outlook 2

•	Leaders Select Plus 1

•	Leaders Ultra 1

•	Huntington Leaders 2

•	Huntington Leaders Outlook 4

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

As of May 2, 2016, the following models are available. If you elected one of the optional riders for your contract, please refer to “Appendix H - Optional Rider Investment Restrictions” to determine whether those restrictions may limit your ability to invest in these models.

Portfolio Planner Models

Fund	2016 Series 119	2016 Series 120	2016 Series 210	2016 Series 310	2016 Series 410
Fidelity VIP Mid Cap Portfolio	3%	3%	4%	5%	6%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	6%	7%
Hartford Disciplined Equity HLS Fund	6%	5%	8%	9%	10%
Hartford Dividend and Growth HLS Fund	4%	6%	5%	7%	8%
Hartford High Yield HLS Fund	10%	11%	8%	8%	7%
Hartford International Opportunities HLS Fund	3%	5%	6%	6%	7%
Hartford Small Cap Growth HLS Fund	3%	5%	6%	7%	8%
Hartford Total Return Bond HLS Fund	19%	12%	9%	6%	4%
Hartford U.S. Government Securities HLS Fund	20%	15%	13%	10%	7%
American Funds Global Bond Fund	8%	8%	8%	6%	5%
American Funds Global Growth Fund	2%	3%	4%	5%	6%
American Funds New World Fund	0%	1%	2%	3%	4%
Invesco V.I. American Value Fund	3%	3%	4%	5%	6%
Lord Abbett Bond-Debenture Portfolio	6%	8%	6%	5%	4%
MFS Growth Series	4%	6%	7%	7%	8%
Templeton Global Bond VIP Fund	7%	6%	6%	5%	3%
Total	100%	100%	100%	100%	100%

APP I-1

The SAI is designed to provide additional information and is intended for those who have read this prospectus and are interested in a more detailed explanation of financial statements for us and the Separate Account. The SAI is not your personal Variable Annuity Quarterly Statement.
You may obtain a copy of the SAI, free of charge, by:
1)     completing the form below and mailing to the address shown; or
2)     calling us at 800-862-6668.
To obtain a copy of the SAI by mail or email, complete the form below and mail to:
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293

Please send a copy of the SAI via email or physical address to:

Name:______________________________________________________________________________________

Email:______________________________________________________________________________________

Address:____________________________________________________________________________________

City/State/Zip Code:___________________________________________________________________________

Phone Number: ______________________________________________________________________________

Contract Number:_____________________________________________________________________________

Statement of Additional Information
Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven
Leaders IV
Leaders Access IV
Leaders Plus IV
Leaders Outlook IV

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2019
Date of Statement of Additional Information: May 1, 2019

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut and expresses an adverse opinion for the statutory-basis financial statements because the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and the statements of assets and liabilities of each of the individual sub-accounts which comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2018, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company, Inc. (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
We currently pay TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been : 2018 : $ 23,333,880 ; 2017 : $ 34,838,270 ; and 2016 : $ 35,271,633 .
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund’s performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund’s operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period.

The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in this SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.
Core Shares

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.119	$13.241	$12.837	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361
Accumulation Unit Value at end of period	$13.974	$15.119	$13.241	$12.837	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048
Number of Accumulation Units outstanding at end of period (in thousands)	117	157	237	287	386	648	716	728	716	642
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.680	$12.895	$12.539	$12.572	$11.921	$10.413	$9.328	$9.772	$8.998	$7.343
Accumulation Unit Value at end of period	$13.528	$14.680	$12.895	$12.539	$12.572	$11.921	$10.413	$9.328	$9.772	$8.998
Number of Accumulation Units outstanding at end of period (in thousands)	70	72	105	122	160	154	169	145	154	144
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.394	$12.669	$12.344	$12.402	$11.783	$10.313	$9.256	$9.717	$8.965	$7.331
Accumulation Unit Value at end of period	$13.238	$14.394	$12.669	$12.344	$12.402	$11.783	$10.313	$9.256	$9.717	$8.965
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	17	27	63	72	87	76	91	94
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.045	$12.392	$12.105	$12.192	$11.612	$10.189	$9.168	$9.648	$8.924	$7.316
Accumulation Unit Value at end of period	$12.884	$14.045	$12.392	$12.105	$12.192	$11.612	$10.189	$9.168	$9.648	$8.924
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	113	123	139	139	131	131	123	98
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.976	$12.338	$12.058	$12.150	$11.579	$10.164	$9.151	$9.635	$8.916	$7.313
Accumulation Unit Value at end of period	$12.815	$13.976	$12.338	$12.058	$12.150	$11.579	$10.164	$9.151	$9.635	$8.916
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	2	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.631	$17.373	$17.021	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777	$10.505
Accumulation Unit Value at end of period	$17.955	$19.631	$17.373	$17.021	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	10	10	10	10	10	9	9	4

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.110	$7.603	$8.285	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454
Accumulation Unit Value at end of period	$8.227	$10.110	$7.603	$8.285	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500
Number of Accumulation Units outstanding at end of period (in thousands)	62	56	57	95	219	248	341	366	374	387
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.816	$7.405	$8.092	$8.402	$8.655	$7.757	$6.837	$8.270	$7.459	$5.441
Accumulation Unit Value at end of period	$7.964	$9.816	$7.405	$8.092	$8.402	$8.655	$7.757	$6.837	$8.270	$7.459
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	9	22	25	50	52	53	55
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.625	$7.275	$7.967	$8.288	$8.555	$7.682	$6.784	$8.224	$7.432	$5.432
Accumulation Unit Value at end of period	$7.793	$9.625	$7.275	$7.967	$8.288	$8.555	$7.682	$6.784	$8.224	$7.432
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	4	11	17	24	26	34	44
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.391	$7.116	$7.812	$8.147	$8.431	$7.590	$6.720	$8.166	$7.398	$5.420
Accumulation Unit Value at end of period	$7.585	$9.391	$7.116	$7.812	$8.147	$8.431	$7.590	$6.720	$8.166	$7.398
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	18	22	33	30	26	17	24	31
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.345	$7.085	$7.782	$8.119	$8.407	$7.572	$6.707	$8.154	$7.391	$5.418
Accumulation Unit Value at end of period	$7.544	$9.345	$7.085	$7.782	$8.119	$8.407	$7.572	$6.707	$8.154	$7.391
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	6	12	12	12	15	13	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.097	$13.754	$15.145	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602	$10.731
Accumulation Unit Value at end of period	$14.573	$18.097	$13.754	$15.145	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	5	5	5	5	6	6	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.642	$6.995	$7.141	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142
Accumulation Unit Value at end of period	$6.574	$8.642	$6.995	$7.141	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823
Number of Accumulation Units outstanding at end of period (in thousands)	527	547	668	814	1,007	1,330	2,015	2,050	1,891	1,792
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.391	$6.812	$6.975	$6.918	$7.511	$6.215	$5.528	$6.969	$6.786	$5.129
Accumulation Unit Value at end of period	$6.364	$8.391	$6.812	$6.975	$6.918	$7.511	$6.215	$5.528	$6.969	$6.786
Number of Accumulation Units outstanding at end of period (in thousands)	93	101	129	160	155	155	242	245	228	218
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.228	$6.693	$6.866	$6.824	$7.424	$6.156	$5.486	$6.929	$6.761	$5.121
Accumulation Unit Value at end of period	$6.227	$8.228	$6.693	$6.866	$6.824	$7.424	$6.156	$5.486	$6.929	$6.761
Number of Accumulation Units outstanding at end of period (in thousands)	31	39	55	92	141	165	248	259	249	253
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.028	$6.547	$6.733	$6.708	$7.316	$6.082	$5.433	$6.880	$6.730	$5.110
Accumulation Unit Value at end of period	$6.061	$8.028	$6.547	$6.733	$6.708	$7.316	$6.082	$5.433	$6.880	$6.730
Number of Accumulation Units outstanding at end of period (in thousands)	77	78	107	146	169	151	128	134	118	103
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.988	$6.518	$6.707	$6.685	$7.295	$6.067	$5.423	$6.871	$6.724	$5.108
Accumulation Unit Value at end of period	$6.028	$7.988	$6.518	$6.707	$6.685	$7.295	$6.067	$5.423	$6.871	$6.724
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	9	10	13	16	21	24	24	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.223	$13.270	$13.689	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931	$10.610
Accumulation Unit Value at end of period	$12.211	$16.223	$13.270	$13.689	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	10	11	10	9	10	11	10	9

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.300	$20.907	$16.964	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697
Accumulation Unit Value at end of period	$19.491	$23.300	$20.907	$16.964	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436
Number of Accumulation Units outstanding at end of period (in thousands)	80	89	101	146	225	298	284	284	274	195
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.624	$20.361	$16.570	$17.845	$16.636	$12.275	$10.523	$11.696	$9.384	$6.680
Accumulation Unit Value at end of period	$18.868	$22.624	$20.361	$16.570	$17.845	$16.636	$12.275	$10.523	$11.696	$9.384
Number of Accumulation Units outstanding at end of period (in thousands)	24	27	26	35	36	63	46	49	63	28
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.183	$20.004	$16.313	$17.603	$16.443	$12.157	$10.443	$11.630	$9.350	$6.669
Accumulation Unit Value at end of period	$18.464	$22.183	$20.004	$16.313	$17.603	$16.443	$12.157	$10.443	$11.630	$9.350
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	18	12	27	40	30	30	79	25
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.645	$19.568	$15.997	$17.305	$16.205	$12.011	$10.344	$11.548	$9.307	$6.656
Accumulation Unit Value at end of period	$17.971	$21.645	$19.568	$15.997	$17.305	$16.205	$12.011	$10.344	$11.548	$9.307
Number of Accumulation Units outstanding at end of period (in thousands)	16	24	35	31	35	35	29	32	105	18
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.539	$19.481	$15.934	$17.246	$16.158	$11.983	$10.324	$11.532	$9.298	$6.653
Accumulation Unit Value at end of period	$17.874	$21.539	$19.481	$15.934	$17.246	$16.158	$11.983	$10.324	$11.532	$9.298
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	4	4	2	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.566	$31.342	$25.699	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223	$10.919
Accumulation Unit Value at end of period	$28.613	$34.566	$31.342	$25.699	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	2	2	3	3	3	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.209	$13.593	$12.368	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414
Accumulation Unit Value at end of period	$12.715	$15.209	$13.593	$12.368	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667
Number of Accumulation Units outstanding at end of period (in thousands)	12	18	23	20	25	29	29	27	28	23
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.767	$13.238	$12.081	$13.217	$12.118	$9.017	$7.926	$8.366	$7.625	$6.398
Accumulation Unit Value at end of period	$12.308	$14.767	$13.238	$12.081	$13.217	$12.118	$9.017	$7.926	$8.366	$7.625
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	10	9	10	11	5	6	5	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.479	$13.006	$11.893	$13.038	$11.978	$8.930	$7.865	$8.318	$7.598	$6.388
Accumulation Unit Value at end of period	$12.044	$14.479	$13.006	$11.893	$13.038	$11.978	$8.930	$7.865	$8.318	$7.598
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	13	35	11	10	11	11
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.128	$12.722	$11.662	$12.817	$11.804	$8.823	$7.790	$8.260	$7.563	$6.375
Accumulation Unit Value at end of period	$11.723	$14.128	$12.722	$11.662	$12.817	$11.804	$8.823	$7.790	$8.260	$7.563
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	8	12	13	26	9	9	3	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.059	$12.666	$11.617	$12.773	$11.770	$8.802	$7.775	$8.248	$7.556	$6.372
Accumulation Unit Value at end of period	$11.659	$14.059	$12.666	$11.617	$12.773	$11.770	$8.802	$7.775	$8.248	$7.556
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.474	$20.299	$18.664	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323	$10.418
Accumulation Unit Value at end of period	$18.592	$22.474	$20.299	$18.664	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.436	$10.291	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.809	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	319	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.423	$10.282	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.767	$10.423	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	207	178	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.414	$10.276	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.739	$10.414	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	55	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.403	$10.269	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.704	$10.403	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	215	241	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.401	$10.268	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.697	$10.401	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.390	$10.260	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.663	$10.390	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.881	$10.298	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.787	$10.881	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	256	295	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.867	$10.290	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.745	$10.867	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	105	120	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.857	$10.284	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.717	$10.857	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	18	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.846	$10.276	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.683	$10.846	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	248	288	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.843	$10.275	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.676	$10.843	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.832	$10.267	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.641	$10.832	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	106	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.998	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.786	$9.998	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,919	3,316	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.985	$9.965	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.985	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	778	812	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.976	$9.959	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.716	$9.976	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	101	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.966	$9.952	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.682	$9.966	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	304	370	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.964	$9.950	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.675	$9.964	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.953	$9.943	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.640	$9.953	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	63	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.966	$9.896	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.684	$9.966	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	158	178	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.953	$9.888	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.643	$9.953	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	49	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.945	$9.882	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.615	$9.945	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	21	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.934	$9.875	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.581	$9.934	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	66	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.932	$9.873	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.574	$9.932	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.921	$9.866	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.540	$9.921	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	31	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.637	$10.413	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.466	$10.637	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	366	375	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.623	$10.404	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.425	$10.623	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	231	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.614	$10.398	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.398	$10.614	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	59	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.603	$10.391	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.365	$10.603	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	206	261	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.600	$10.389	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.358	$10.600	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.589	$10.382	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.325	$10.589	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	88	95	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.656	$10.507	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.551	$10.656	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	255	278	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.642	$10.498	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.510	$10.642	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	134	158	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.633	$10.492	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.483	$10.633	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	23	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.622	$10.484	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.450	$10.622	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	79	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.620	$10.483	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.443	$10.620	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.608	$10.475	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.409	$10.608	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	82	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.858	$10.540	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.564	$10.858	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	678	748	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.844	$10.531	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.523	$10.844	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	208	226	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.834	$10.525	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.496	$10.834	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	39	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.823	$10.518	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.462	$10.823	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	139	150	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.820	$10.516	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.455	$10.820	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.809	$10.508	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.422	$10.809	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	61	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.683	$10.448	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.497	$10.683	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,181	3,930	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.669	$10.439	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.452	$10.669	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	859	999	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.660	$10.433	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.422	$10.660	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	167	349	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.649	$10.425	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.385	$10.649	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	936	973	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.647	$10.424	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.378	$10.647	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	69	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.635	$10.416	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.341	$10.635	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	187	212	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.789	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.435	$10.789	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,664	2,042	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.775	$10.454	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.391	$10.775	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	580	605	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.766	$10.448	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.361	$10.766	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	181	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.754	$10.441	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.324	$10.754	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	389	413	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.752	$10.439	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.317	$10.752	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	53	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.740	$10.432	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.280	$10.740	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	175	186	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.677	$10.483	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.131	$10.677	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,619	2,821	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.663	$10.474	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.092	$10.663	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	650	672	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.654	$10.468	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.066	$10.654	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	104	146	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.643	$10.461	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.033	$10.643	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	380	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.641	$10.459	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.027	$10.641	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.629	$10.452	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.995	$10.629	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	93	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.835	$10.650	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.176	$10.835	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	280	303	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.821	$10.641	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.136	$10.821	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	102	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.812	$10.635	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.110	$10.812	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	48	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.800	$10.627	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.078	$10.800	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	142	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.798	$10.626	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.071	$10.798	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.787	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.039	$10.787	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	58	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.540	$16.273	$15.295	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357
Accumulation Unit Value at end of period	$18.016	$19.540	$16.273	$15.295	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505
Number of Accumulation Units outstanding at end of period (in thousands)	400	446	626	807	1,176	1,487	2,410	2,552	2,665	2,759
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.971	$15.847	$14.939	$15.110	$13.744	$10.659	$9.321	$9.738	$8.458	$6.341
Accumulation Unit Value at end of period	$17.439	$18.971	$15.847	$14.939	$15.110	$13.744	$10.659	$9.321	$9.738	$8.458
Number of Accumulation Units outstanding at end of period (in thousands)	128	136	147	188	213	268	317	298	312	302
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.602	$15.569	$14.707	$14.905	$13.585	$10.557	$9.250	$9.683	$8.427	$6.331
Accumulation Unit Value at end of period	$17.065	$18.602	$15.569	$14.707	$14.905	$13.585	$10.557	$9.250	$9.683	$8.427
Number of Accumulation Units outstanding at end of period (in thousands)	50	91	107	126	211	313	433	505	574	630
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.150	$15.229	$14.422	$14.652	$13.388	$10.430	$9.162	$9.615	$8.389	$6.318
Accumulation Unit Value at end of period	$16.609	$18.150	$15.229	$14.422	$14.652	$13.388	$10.430	$9.162	$9.615	$8.389
Number of Accumulation Units outstanding at end of period (in thousands)	158	198	219	270	306	251	183	164	217	184
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.061	$15.162	$14.365	$14.602	$13.349	$10.405	$9.144	$9.601	$8.381	$6.315
Accumulation Unit Value at end of period	$16.519	$18.061	$15.162	$14.365	$14.602	$13.349	$10.405	$9.144	$9.601	$8.381
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	16	19	21	37	29	36	41	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.566	$24.041	$22.835	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524	$10.215
Accumulation Unit Value at end of period	$26.063	$28.566	$24.041	$22.835	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	27	29	31	25	23	25	22	15

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.356	$17.510	$17.271	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404
Accumulation Unit Value at end of period	$20.001	$21.356	$17.510	$17.271	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	31	45	46	63	82	38	29	18
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.735	$17.052	$16.869	$16.959	$15.565	$11.434	$9.499	$9.922	$8.541	$6.388
Accumulation Unit Value at end of period	$19.361	$20.735	$17.052	$16.869	$16.959	$15.565	$11.434	$9.499	$9.922	$8.541
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	24	26	23	10	6	2	2	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.331	$16.753	$16.607	$16.729	$15.384	$11.324	$9.426	$9.866	$8.510	$6.377
Accumulation Unit Value at end of period	$18.946	$20.331	$16.753	$16.607	$16.729	$15.384	$11.324	$9.426	$9.866	$8.510
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	16	2	5	57	56	16
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.837	$16.387	$16.285	$16.445	$15.161	$11.188	$9.336	$9.796	$8.471	$6.364
Accumulation Unit Value at end of period	$18.439	$19.837	$16.387	$16.285	$16.445	$15.161	$11.188	$9.336	$9.796	$8.471
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	13	41	37	27	17	13	19	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.740	$16.314	$16.221	$16.389	$15.117	$11.161	$9.319	$9.782	$8.463	$6.361
Accumulation Unit Value at end of period	$18.340	$19.740	$16.314	$16.221	$16.389	$15.117	$11.161	$9.319	$9.782	$8.463
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.020	$26.530	$26.444	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005	$10.554
Accumulation Unit Value at end of period	$29.675	$32.020	$26.530	$26.444	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	1	1	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.774	$15.603	$15.712	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861
Accumulation Unit Value at end of period	$20.427	$20.774	$15.603	$15.712	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407
Number of Accumulation Units outstanding at end of period (in thousands)	79	72	66	74	88	104	133	114	86	100
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.170	$15.194	$15.347	$14.580	$13.339	$9.961	$8.843	$8.984	$7.367	$5.847
Accumulation Unit Value at end of period	$19.773	$20.170	$15.194	$15.347	$14.580	$13.339	$9.961	$8.843	$8.984	$7.367
Number of Accumulation Units outstanding at end of period (in thousands)	29	13	9	9	9	16	26	35	11	9
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.777	$14.928	$15.109	$14.382	$13.184	$9.865	$8.776	$8.933	$7.340	$5.837
Accumulation Unit Value at end of period	$19.349	$19.777	$14.928	$15.109	$14.382	$13.184	$9.865	$8.776	$8.933	$7.340
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	2	6	29	10	9	7	38	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.296	$14.602	$14.816	$14.139	$12.993	$9.747	$8.692	$8.870	$7.306	$5.825
Accumulation Unit Value at end of period	$18.832	$19.296	$14.602	$14.816	$14.139	$12.993	$9.747	$8.692	$8.870	$7.306
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	24	49	65	35	40	50	32	33
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.202	$14.538	$14.758	$14.090	$12.955	$9.723	$8.675	$8.858	$7.299	$5.822
Accumulation Unit Value at end of period	$18.731	$19.202	$14.538	$14.758	$14.090	$12.955	$9.723	$8.675	$8.858	$7.299
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.489	$24.659	$25.095	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600	$10.075
Accumulation Unit Value at end of period	$31.613	$32.489	$24.659	$25.095	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	1	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.189	$16.960	$15.344	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439
Accumulation Unit Value at end of period	$16.993	$20.189	$16.960	$15.344	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887
Number of Accumulation Units outstanding at end of period (in thousands)	509	579	734	922	1,180	1,648	2,056	2,238	2,292	2,241
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.602	$16.516	$14.987	$15.473	$14.821	$11.078	$9.821	$11.189	$8.838	$6.423
Accumulation Unit Value at end of period	$16.449	$19.602	$16.516	$14.987	$15.473	$14.821	$11.078	$9.821	$11.189	$8.838
Number of Accumulation Units outstanding at end of period (in thousands)	117	141	184	237	276	317	408	414	381	345
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.220	$16.227	$14.754	$15.263	$14.649	$10.972	$9.746	$11.126	$8.806	$6.412
Accumulation Unit Value at end of period	$16.096	$19.220	$16.227	$14.754	$15.263	$14.649	$10.972	$9.746	$11.126	$8.806
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	62	85	142	181	244	279	304	361
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.753	$15.872	$14.468	$15.004	$14.437	$10.840	$9.653	$11.047	$8.766	$6.399
Accumulation Unit Value at end of period	$15.666	$18.753	$15.872	$14.468	$15.004	$14.437	$10.840	$9.653	$11.047	$8.766
Number of Accumulation Units outstanding at end of period (in thousands)	95	135	163	199	217	211	187	218	267	244
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.661	$15.802	$14.411	$14.953	$14.395	$10.814	$9.635	$11.032	$8.758	$6.396
Accumulation Unit Value at end of period	$15.581	$18.661	$15.802	$14.411	$14.953	$14.395	$10.814	$9.635	$11.032	$8.758
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	9	10	15	18	20	22	21	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.945	$25.421	$23.241	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337	$10.498
Accumulation Unit Value at end of period	$24.941	$29.945	$25.421	$23.241	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	10	16	18	19	19	23	21	15

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.164	$16.295	$15.100	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350
Accumulation Unit Value at end of period	$15.614	$19.164	$16.295	$15.100	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	21	42	80	84	65	63	92	88
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.607	$15.869	$14.749	$15.473	$14.754	$11.510	$9.200	$10.272	$8.257	$5.337
Accumulation Unit Value at end of period	$15.115	$18.607	$15.869	$14.749	$15.473	$14.754	$11.510	$9.200	$10.272	$8.257
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	8	6	6	5	3	8	28
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.244	$15.591	$14.520	$15.263	$14.583	$11.399	$9.129	$10.214	$8.227	$5.328
Accumulation Unit Value at end of period	$14.790	$18.244	$15.591	$14.520	$15.263	$14.583	$11.399	$9.129	$10.214	$8.227
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	6	9	14	16	26	28	52	38
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.801	$15.250	$14.238	$15.004	$14.371	$11.262	$9.042	$10.142	$8.189	$5.316
Accumulation Unit Value at end of period	$14.395	$17.801	$15.250	$14.238	$15.004	$14.371	$11.262	$9.042	$10.142	$8.189
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	18	34	47	60	55	60	76	106
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.713	$15.182	$14.182	$14.953	$14.329	$11.235	$9.025	$10.127	$8.182	$5.314
Accumulation Unit Value at end of period	$14.317	$17.713	$15.182	$14.182	$14.953	$14.329	$11.235	$9.025	$10.127	$8.182
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$35.011	$30.084	$28.172	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498	$10.743
Accumulation Unit Value at end of period	$28.228	$35.011	$30.084	$28.172	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.367	$15.468	$16.144	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256
Accumulation Unit Value at end of period	$19.719	$19.367	$15.468	$16.144	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508
Number of Accumulation Units outstanding at end of period (in thousands)	35	36	49	61	84	131	161	168	171	164
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.804	$15.063	$15.769	$15.352	$14.713	$10.885	$10.120	$10.808	$9.456	$7.238
Accumulation Unit Value at end of period	$19.088	$18.804	$15.063	$15.769	$15.352	$14.713	$10.885	$10.120	$10.808	$9.456
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	17	22	23	23	10	11	11	14
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.438	$14.799	$15.523	$15.144	$14.542	$10.780	$10.042	$10.747	$9.421	$7.226
Accumulation Unit Value at end of period	$18.679	$18.438	$14.799	$15.523	$15.144	$14.542	$10.780	$10.042	$10.747	$9.421
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	4	8	12	13	15	13	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.990	$14.476	$15.222	$14.887	$14.331	$10.650	$9.946	$10.671	$9.378	$7.210
Accumulation Unit Value at end of period	$18.179	$17.990	$14.476	$15.222	$14.887	$14.331	$10.650	$9.946	$10.671	$9.378
Number of Accumulation Units outstanding at end of period (in thousands)	12	5	7	19	8	8	8	8	10	5
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.902	$14.412	$15.163	$14.836	$14.289	$10.625	$9.927	$10.656	$9.370	$7.207
Accumulation Unit Value at end of period	$18.081	$17.902	$14.412	$15.163	$14.836	$14.289	$10.625	$9.927	$10.656	$9.370
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.380	$19.677	$20.753	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018	$10.039
Accumulation Unit Value at end of period	$24.563	$24.380	$19.677	$20.753	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.692	$14.504	$12.898	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263
Accumulation Unit Value at end of period	$14.813	$15.692	$14.504	$12.898	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710
Number of Accumulation Units outstanding at end of period (in thousands)	1,245	1,552	1,856	2,264	2,889	4,184	6,439	7,085	7,339	7,413
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.236	$14.125	$12.598	$13.780	$13.389	$11.944	$10.777	$10.700	$9.656	$7.245
Accumulation Unit Value at end of period	$14.339	$15.236	$14.125	$12.598	$13.780	$13.389	$11.944	$10.777	$10.700	$9.656
Number of Accumulation Units outstanding at end of period (in thousands)	331	366	453	574	634	701	896	972	1,005	1,011
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.939	$13.877	$12.402	$13.593	$13.234	$11.829	$10.694	$10.640	$9.621	$7.232
Accumulation Unit Value at end of period	$14.032	$14.939	$13.877	$12.402	$13.593	$13.234	$11.829	$10.694	$10.640	$9.621
Number of Accumulation Units outstanding at end of period (in thousands)	97	128	168	249	369	482	678	782	854	958
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.576	$13.574	$12.162	$13.362	$13.042	$11.687	$10.592	$10.565	$9.577	$7.217
Accumulation Unit Value at end of period	$13.657	$14.576	$13.574	$12.162	$13.362	$13.042	$11.687	$10.592	$10.565	$9.577
Number of Accumulation Units outstanding at end of period (in thousands)	218	282	325	431	534	491	316	327	337	248
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.505	$13.514	$12.114	$13.317	$13.004	$11.658	$10.572	$10.550	$9.568	$7.214
Accumulation Unit Value at end of period	$13.583	$14.505	$13.514	$12.114	$13.317	$13.004	$11.658	$10.572	$10.550	$9.568
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	38	49	55	82	110	121	154	164
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.017	$19.632	$17.641	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144	$10.691
Accumulation Unit Value at end of period	$19.632	$21.017	$19.632	$17.641	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144
Number of Accumulation Units outstanding at end of period (in thousands)	56	61	54	66	67	61	45	44	47	30

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.129	$15.052	$13.606	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572
Accumulation Unit Value at end of period	$14.128	$16.129	$15.052	$13.606	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212
Number of Accumulation Units outstanding at end of period (in thousands)	362	462	552	692	882	1,268	1,218	1,362	1,425	1,346
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.660	$14.659	$13.290	$14.023	$13.487	$10.741	$9.631	$10.092	$9.162	$7.553
Accumulation Unit Value at end of period	$13.676	$15.660	$14.659	$13.290	$14.023	$13.487	$10.741	$9.631	$10.092	$9.162
Number of Accumulation Units outstanding at end of period (in thousands)	81	88	92	128	153	191	271	269	270	270
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.355	$14.402	$13.083	$13.832	$13.330	$10.638	$9.557	$10.035	$9.128	$7.540
Accumulation Unit Value at end of period	$13.383	$15.355	$14.402	$13.083	$13.832	$13.330	$10.638	$9.557	$10.035	$9.128
Number of Accumulation Units outstanding at end of period (in thousands)	25	33	36	46	77	107	145	163	151	155
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.982	$14.087	$12.830	$13.598	$13.137	$10.510	$9.466	$9.964	$9.086	$7.525
Accumulation Unit Value at end of period	$13.025	$14.982	$14.087	$12.830	$13.598	$13.137	$10.510	$9.466	$9.964	$9.086
Number of Accumulation Units outstanding at end of period (in thousands)	73	101	137	174	190	170	106	106	113	72
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.909	$14.025	$12.779	$13.551	$13.099	$10.484	$9.448	$9.950	$9.078	$7.521
Accumulation Unit Value at end of period	$12.955	$14.909	$14.025	$12.779	$13.551	$13.099	$10.484	$9.448	$9.950	$9.078
Number of Accumulation Units outstanding at end of period (in thousands)	6	13	14	18	22	24	29	31	30	29
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.669	$18.549	$16.944	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218	$10.149
Accumulation Unit Value at end of period	$17.048	$19.669	$18.549	$16.944	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	3	4	5	6	6	4

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.487	$14.486	$12.651	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718
Accumulation Unit Value at end of period	$13.893	$15.487	$14.486	$12.651	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355
Number of Accumulation Units outstanding at end of period (in thousands)	1,256	1,545	1,842	2,293	2,829	4,319	4,600	5,131	5,244	4,808
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.036	$14.107	$12.357	$13.218	$12.541	$9.947	$8.846	$9.086	$8.309	$6.701
Accumulation Unit Value at end of period	$13.449	$15.036	$14.107	$12.357	$13.218	$12.541	$9.947	$8.846	$9.086	$8.309
Number of Accumulation Units outstanding at end of period (in thousands)	252	294	357	463	499	539	542	608	611	549
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.743	$13.860	$12.165	$13.038	$12.396	$9.851	$8.778	$9.035	$8.279	$6.689
Accumulation Unit Value at end of period	$13.161	$14.743	$13.860	$12.165	$13.038	$12.396	$9.851	$8.778	$9.035	$8.279
Number of Accumulation Units outstanding at end of period (in thousands)	56	74	94	158	285	365	493	587	684	696
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.385	$13.557	$11.929	$12.818	$12.216	$9.733	$8.695	$8.971	$8.241	$6.675
Accumulation Unit Value at end of period	$12.809	$14.385	$13.557	$11.929	$12.818	$12.216	$9.733	$8.695	$8.971	$8.241
Number of Accumulation Units outstanding at end of period (in thousands)	169	213	240	318	352	345	289	317	334	239
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.315	$13.497	$11.883	$12.774	$12.181	$9.709	$8.678	$8.958	$8.233	$6.673
Accumulation Unit Value at end of period	$12.740	$14.315	$13.497	$11.883	$12.774	$12.181	$9.709	$8.678	$8.958	$8.233
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	34	37	39	48	51	58	59	70
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.639	$20.455	$18.053	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698	$10.317
Accumulation Unit Value at end of period	$19.210	$21.639	$20.455	$18.053	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698
Number of Accumulation Units outstanding at end of period (in thousands)	29	30	24	26	25	22	22	28	28	23

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.436	$19.632	$15.277	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012
Accumulation Unit Value at end of period	$18.416	$21.436	$19.632	$15.277	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936
Number of Accumulation Units outstanding at end of period (in thousands)	195	221	260	332	409	555	694	789	841	858
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.813	$19.118	$14.922	$16.387	$16.564	$12.359	$10.613	$11.213	$8.887	$6.994
Accumulation Unit Value at end of period	$17.827	$20.813	$19.118	$14.922	$16.387	$16.564	$12.359	$10.613	$11.213	$8.887
Number of Accumulation Units outstanding at end of period (in thousands)	39	45	53	69	78	78	96	116	123	107
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.407	$18.783	$14.690	$16.165	$16.372	$12.240	$10.532	$11.149	$8.854	$6.983
Accumulation Unit Value at end of period	$17.444	$20.407	$18.783	$14.690	$16.165	$16.372	$12.240	$10.532	$11.149	$8.854
Number of Accumulation Units outstanding at end of period (in thousands)	20	35	41	53	72	94	107	124	216	178
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.911	$18.373	$14.405	$15.891	$16.135	$12.092	$10.431	$11.071	$8.814	$6.968
Accumulation Unit Value at end of period	$16.978	$19.911	$18.373	$14.405	$15.891	$16.135	$12.092	$10.431	$11.071	$8.814
Number of Accumulation Units outstanding at end of period (in thousands)	55	50	67	71	78	75	73	105	156	75
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.814	$18.292	$14.348	$15.837	$16.088	$12.063	$10.411	$11.055	$8.806	$6.965
Accumulation Unit Value at end of period	$16.886	$19.814	$18.292	$14.348	$15.837	$16.088	$12.063	$10.411	$11.055	$8.806
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	2	3	4	5	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.547	$27.346	$21.504	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397	$10.623
Accumulation Unit Value at end of period	$25.118	$29.547	$27.346	$21.504	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	4	4	3	4	4	4

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.204	$16.865	$16.415	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458
Accumulation Unit Value at end of period	$18.864	$20.204	$16.865	$16.415	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147
Number of Accumulation Units outstanding at end of period (in thousands)	69	95	120	166	231	368	217	223	293	245
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.616	$16.424	$16.033	$16.748	$15.839	$11.657	$10.687	$11.420	$9.097	$6.442
Accumulation Unit Value at end of period	$18.260	$19.616	$16.424	$16.033	$16.748	$15.839	$11.657	$10.687	$11.420	$9.097
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	32	49	51	56	29	33	46	59
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.234	$16.136	$15.784	$16.520	$15.655	$11.545	$10.605	$11.356	$9.064	$6.431
Accumulation Unit Value at end of period	$17.869	$19.234	$16.136	$15.784	$16.520	$15.655	$11.545	$10.605	$11.356	$9.064
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	15	22	35	35	37	43	32	38
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.767	$15.783	$15.478	$16.240	$15.428	$11.406	$10.504	$11.275	$9.022	$6.417
Accumulation Unit Value at end of period	$17.391	$18.767	$15.783	$15.478	$16.240	$15.428	$11.406	$10.504	$11.275	$9.022
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	19	34	31	30	21	22	50	55
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.675	$15.714	$15.417	$16.185	$15.383	$11.379	$10.484	$11.259	$9.014	$6.415
Accumulation Unit Value at end of period	$17.297	$18.675	$15.714	$15.417	$16.185	$15.383	$11.379	$10.484	$11.259	$9.014
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	5	5	5	6	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.616	$24.139	$23.742	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091	$10.053
Accumulation Unit Value at end of period	$26.438	$28.616	$24.139	$23.742	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	1	1	1	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.251	$13.814	$12.968	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740
Accumulation Unit Value at end of period	$13.760	$14.251	$13.814	$12.968	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834
Number of Accumulation Units outstanding at end of period (in thousands)	941	1,130	1,278	1,646	1,988	2,595	3,560	3,670	3,787	3,559
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.837	$13.453	$12.667	$13.397	$13.372	$13.164	$11.867	$11.763	$10.774	$8.718
Accumulation Unit Value at end of period	$13.320	$13.837	$13.453	$12.667	$13.397	$13.372	$13.164	$11.867	$11.763	$10.774
Number of Accumulation Units outstanding at end of period (in thousands)	191	214	246	308	348	354	450	457	489	427
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.567	$13.217	$12.470	$13.216	$13.217	$13.038	$11.776	$11.696	$10.735	$8.703
Accumulation Unit Value at end of period	$13.034	$13.567	$13.217	$12.470	$13.216	$13.217	$13.038	$11.776	$11.696	$10.735
Number of Accumulation Units outstanding at end of period (in thousands)	71	100	114	185	284	349	443	475	488	500
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.238	$12.928	$12.228	$12.992	$13.026	$12.881	$11.664	$11.613	$10.686	$8.685
Accumulation Unit Value at end of period	$12.686	$13.238	$12.928	$12.228	$12.992	$13.026	$12.881	$11.664	$11.613	$10.686
Number of Accumulation Units outstanding at end of period (in thousands)	200	226	269	344	402	371	272	290	315	246
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.173	$12.872	$12.180	$12.947	$12.988	$12.850	$11.641	$11.597	$10.676	$8.681
Accumulation Unit Value at end of period	$12.617	$13.173	$12.872	$12.180	$12.947	$12.988	$12.850	$11.641	$11.597	$10.676
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	11	14	16	21	54	54	38	50
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.572	$15.253	$14.470	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875	$10.495
Accumulation Unit Value at end of period	$14.877	$15.572	$15.253	$14.470	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875
Number of Accumulation Units outstanding at end of period (in thousands)	20	33	40	48	47	45	33	38	40	34

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.578	$15.398	$14.704	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223
Accumulation Unit Value at end of period	$16.450	$17.578	$15.398	$14.704	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293
Number of Accumulation Units outstanding at end of period (in thousands)	177	206	220	247	363	468	379	364	308	285
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.067	$14.995	$14.363	$14.561	$13.470	$11.288	$10.234	$10.205	$9.242	$7.205
Accumulation Unit Value at end of period	$15.923	$17.067	$14.995	$14.363	$14.561	$13.470	$11.288	$10.234	$10.205	$9.242
Number of Accumulation Units outstanding at end of period (in thousands)	54	61	67	75	88	85	57	70	63	31
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.734	$14.733	$14.139	$14.363	$13.313	$11.179	$10.156	$10.147	$9.208	$7.192
Accumulation Unit Value at end of period	$15.582	$16.734	$14.733	$14.139	$14.363	$13.313	$11.179	$10.156	$10.147	$9.208
Number of Accumulation Units outstanding at end of period (in thousands)	13	31	33	27	25	40	55	118	45	50
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.328	$14.411	$13.865	$14.120	$13.121	$11.045	$10.059	$10.075	$9.166	$7.177
Accumulation Unit Value at end of period	$15.166	$16.328	$14.411	$13.865	$14.120	$13.121	$11.045	$10.059	$10.075	$9.166
Number of Accumulation Units outstanding at end of period (in thousands)	49	42	64	69	57	95	32	34	42	19
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.248	$14.347	$13.811	$14.072	$13.082	$11.018	$10.040	$10.061	$9.158	$7.174
Accumulation Unit Value at end of period	$15.084	$16.248	$14.347	$13.811	$14.072	$13.082	$11.018	$10.040	$10.061	$9.158
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	17	3	3	3	5	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.938	$20.306	$19.595	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190	$10.359
Accumulation Unit Value at end of period	$21.241	$22.938	$20.306	$19.595	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	5	5	6	6	2	2	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.048	$14.963	$14.358	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842
Accumulation Unit Value at end of period	$16.584	$18.048	$14.963	$14.358	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405
Number of Accumulation Units outstanding at end of period (in thousands)	4,474	5,536	6,972	8,598	11,024	16,405	23,921	26,223	27,070	25,133
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.523	$14.571	$14.024	$14.100	$13.345	$9.745	$8.364	$9.588	$8.358	$5.828
Accumulation Unit Value at end of period	$16.053	$17.523	$14.571	$14.024	$14.100	$13.345	$9.745	$8.364	$9.588	$8.358
Number of Accumulation Units outstanding at end of period (in thousands)	1,016	1,183	1,459	1,905	2,258	2,508	3,423	3,925	3,965	3,665
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.182	$14.316	$13.806	$13.908	$13.190	$9.651	$8.300	$9.534	$8.328	$5.818
Accumulation Unit Value at end of period	$15.709	$17.182	$14.316	$13.806	$13.908	$13.190	$9.651	$8.300	$9.534	$8.328
Number of Accumulation Units outstanding at end of period (in thousands)	206	339	463	672	997	1,354	1,994	2,273	2,493	2,873
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.764	$14.003	$13.538	$13.673	$12.999	$9.535	$8.220	$9.466	$8.289	$5.806
Accumulation Unit Value at end of period	$15.289	$16.764	$14.003	$13.538	$13.673	$12.999	$9.535	$8.220	$9.466	$8.289
Number of Accumulation Units outstanding at end of period (in thousands)	843	1,052	1,334	1,634	1,896	1,837	1,850	2,009	2,114	1,702
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.682	$13.941	$13.485	$13.626	$12.961	$9.512	$8.204	$9.453	$8.282	$5.803
Accumulation Unit Value at end of period	$15.206	$16.682	$13.941	$13.485	$13.626	$12.961	$9.512	$8.204	$9.453	$8.282
Number of Accumulation Units outstanding at end of period (in thousands)	58	71	79	92	130	175	211	235	235	233
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.350	$24.589	$23.845	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865	$10.442
Accumulation Unit Value at end of period	$26.687	$29.350	$24.589	$23.845	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865
Number of Accumulation Units outstanding at end of period (in thousands)	82	89	119	140	141	123	126	140	159	112

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.644	$18.807	$18.006	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838
Accumulation Unit Value at end of period	$21.917	$22.644	$18.807	$18.006	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485
Number of Accumulation Units outstanding at end of period (in thousands)	739	942	1,153	1,413	1,841	2,959	2,987	3,350	3,645	3,109
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.985	$18.315	$17.588	$16.720	$14.616	$10.929	$9.437	$9.475	$8.438	$6.821
Accumulation Unit Value at end of period	$21.216	$21.985	$18.315	$17.588	$16.720	$14.616	$10.929	$9.437	$9.475	$8.438
Number of Accumulation Units outstanding at end of period (in thousands)	163	202	251	295	335	375	395	465	495	392
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.557	$17.994	$17.314	$16.493	$14.446	$10.824	$9.365	$9.422	$8.407	$6.809
Accumulation Unit Value at end of period	$20.761	$21.557	$17.994	$17.314	$16.493	$14.446	$10.824	$9.365	$9.422	$8.407
Number of Accumulation Units outstanding at end of period (in thousands)	30	48	60	98	160	202	295	348	404	424
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.034	$17.601	$16.978	$16.213	$14.237	$10.694	$9.276	$9.355	$8.369	$6.795
Accumulation Unit Value at end of period	$20.206	$21.034	$17.601	$16.978	$16.213	$14.237	$10.694	$9.276	$9.355	$8.369
Number of Accumulation Units outstanding at end of period (in thousands)	108	132	166	218	239	245	219	241	266	203
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.930	$17.523	$16.912	$16.158	$14.195	$10.668	$9.258	$9.342	$8.361	$6.792
Accumulation Unit Value at end of period	$20.097	$20.930	$17.523	$16.912	$16.158	$14.195	$10.668	$9.258	$9.342	$8.361
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	6	9	11	28	33	43	47	64
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.413	$26.365	$25.509	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802	$10.426
Accumulation Unit Value at end of period	$30.087	$31.413	$26.365	$25.509	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	20	24	27	20	21	29	32	27

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.817	$17.809	$15.697	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160
Accumulation Unit Value at end of period	$19.465	$20.817	$17.809	$15.697	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816
Number of Accumulation Units outstanding at end of period (in thousands)	3,092	3,878	4,800	5,991	7,602	11,922	15,196	16,854	18,043	16,073
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.212	$17.343	$15.332	$15.754	$14.164	$10.904	$9.749	$9.773	$8.768	$7.142
Accumulation Unit Value at end of period	$18.842	$20.212	$17.343	$15.332	$15.754	$14.164	$10.904	$9.749	$9.773	$8.768
Number of Accumulation Units outstanding at end of period (in thousands)	663	772	956	1,196	1,427	1,603	1,957	2,176	2,305	2,130
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.818	$17.040	$15.094	$15.540	$14.000	$10.799	$9.675	$9.718	$8.736	$7.130
Accumulation Unit Value at end of period	$18.438	$19.818	$17.040	$15.094	$15.540	$14.000	$10.799	$9.675	$9.718	$8.736
Number of Accumulation Units outstanding at end of period (in thousands)	122	199	269	401	573	835	1,185	1,320	1,476	1,601
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.337	$16.667	$14.801	$15.277	$13.797	$10.670	$9.582	$9.649	$8.695	$7.115
Accumulation Unit Value at end of period	$17.945	$19.337	$16.667	$14.801	$15.277	$13.797	$10.670	$9.582	$9.649	$8.695
Number of Accumulation Units outstanding at end of period (in thousands)	591	735	948	1,137	1,289	1,227	1,133	1,200	1,309	868
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.242	$16.594	$14.743	$15.224	$13.757	$10.644	$9.564	$9.635	$8.687	$7.112
Accumulation Unit Value at end of period	$17.848	$19.242	$16.594	$14.743	$15.224	$13.757	$10.644	$9.564	$9.635	$8.687
Number of Accumulation Units outstanding at end of period (in thousands)	15	27	41	48	52	69	88	86	89	85
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.356	$23.650	$21.065	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600	$10.342
Accumulation Unit Value at end of period	$25.311	$27.356	$23.650	$21.065	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600
Number of Accumulation Units outstanding at end of period (in thousands)	50	56	61	73	76	72	69	73	78	39

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.877	$12.875	$12.788	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389
Accumulation Unit Value at end of period	$16.033	$16.877	$12.875	$12.788	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220
Number of Accumulation Units outstanding at end of period (in thousands)	37	44	48	65	46	69	50	55	56	78
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.386	$12.538	$12.490	$11.742	$11.167	$8.321	$6.848	$8.077	$7.180	$5.376
Accumulation Unit Value at end of period	$15.520	$16.386	$12.538	$12.490	$11.742	$11.167	$8.321	$6.848	$8.077	$7.180
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	26	32	29	16	3	28	28	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.067	$12.319	$12.296	$11.582	$11.037	$8.241	$6.796	$8.031	$7.153	$5.367
Accumulation Unit Value at end of period	$15.187	$16.067	$12.319	$12.296	$11.582	$11.037	$8.241	$6.796	$8.031	$7.153
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	3	4	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.676	$12.050	$12.058	$11.386	$10.877	$8.142	$6.731	$7.974	$7.121	$5.356
Accumulation Unit Value at end of period	$14.781	$15.676	$12.050	$12.058	$11.386	$10.877	$8.142	$6.731	$7.974	$7.121
Number of Accumulation Units outstanding at end of period (in thousands)	16	6	6	31	12	8	5	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.600	$11.996	$12.010	$11.347	$10.846	$8.122	$6.718	$7.963	$7.114	$5.353
Accumulation Unit Value at end of period	$14.701	$15.600	$11.996	$12.010	$11.347	$10.846	$8.122	$6.718	$7.963	$7.114
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	2	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.023	$23.146	$23.231	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968	$10.538
Accumulation Unit Value at end of period	$28.224	$30.023	$23.146	$23.231	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.418	$16.626	$16.918	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055
Accumulation Unit Value at end of period	$21.264	$21.418	$16.626	$16.918	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750
Number of Accumulation Units outstanding at end of period (in thousands)	966	1,223	1,550	1,884	2,579	3,990	4,841	5,711	6,185	5,783
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.796	$16.191	$16.525	$15.020	$13.364	$9.999	$8.005	$8.922	$7.707	$6.040
Accumulation Unit Value at end of period	$20.584	$20.796	$16.191	$16.525	$15.020	$13.364	$9.999	$8.005	$8.922	$7.707
Number of Accumulation Units outstanding at end of period (in thousands)	229	285	374	478	582	648	747	890	934	764
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.391	$15.907	$16.268	$14.816	$13.209	$9.903	$7.944	$8.871	$7.679	$6.029
Accumulation Unit Value at end of period	$20.142	$20.391	$15.907	$16.268	$14.816	$13.209	$9.903	$7.944	$8.871	$7.679
Number of Accumulation Units outstanding at end of period (in thousands)	49	86	111	152	250	330	471	609	682	745
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.895	$15.559	$15.952	$14.565	$13.018	$9.784	$7.868	$8.809	$7.644	$6.017
Accumulation Unit Value at end of period	$19.604	$19.895	$15.559	$15.952	$14.565	$13.018	$9.784	$7.868	$8.809	$7.644
Number of Accumulation Units outstanding at end of period (in thousands)	114	152	201	283	328	318	278	327	355	279
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.798	$15.491	$15.890	$14.515	$12.980	$9.760	$7.853	$8.796	$7.637	$6.014
Accumulation Unit Value at end of period	$19.498	$19.798	$15.491	$15.890	$14.515	$12.980	$9.760	$7.853	$8.796	$7.637
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	17	26	56	65	83	94	102	107
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.937	$26.621	$27.375	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355	$10.544
Accumulation Unit Value at end of period	$33.340	$33.937	$26.621	$27.375	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	33	41	33	32	29	35	43	32

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.368	$17.285	$15.319	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652
Accumulation Unit Value at end of period	$17.515	$18.368	$17.285	$15.319	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370
Number of Accumulation Units outstanding at end of period (in thousands)	267	306	373	432	573	762	1,090	1,002	897	506
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.834	$16.833	$14.963	$15.881	$15.723	$15.004	$13.331	$12.932	$11.308	$7.633
Accumulation Unit Value at end of period	$16.955	$17.834	$16.833	$14.963	$15.881	$15.723	$15.004	$13.331	$12.932	$11.308
Number of Accumulation Units outstanding at end of period (in thousands)	89	101	113	119	129	131	127	125	136	71
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.487	$16.538	$14.731	$15.665	$15.541	$14.860	$13.229	$12.859	$11.266	$7.620
Accumulation Unit Value at end of period	$16.592	$17.487	$16.538	$14.731	$15.665	$15.541	$14.860	$13.229	$12.859	$11.266
Number of Accumulation Units outstanding at end of period (in thousands)	11	24	31	38	109	126	134	140	157	85
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.062	$16.177	$14.445	$15.400	$15.316	$14.681	$13.103	$12.768	$11.215	$7.604
Accumulation Unit Value at end of period	$16.148	$17.062	$16.177	$14.445	$15.400	$15.316	$14.681	$13.103	$12.768	$11.215
Number of Accumulation Units outstanding at end of period (in thousands)	91	104	117	139	157	156	139	143	138	98
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.979	$16.106	$14.389	$15.347	$15.271	$14.646	$13.078	$12.750	$11.204	$7.601
Accumulation Unit Value at end of period	$16.061	$16.979	$16.106	$14.389	$15.347	$15.271	$14.646	$13.078	$12.750	$11.204
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	5	5	5	10	6	2	22	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.685	$21.572	$19.321	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272	$10.386
Accumulation Unit Value at end of period	$21.405	$22.685	$21.572	$19.321	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	7	7	9	8	8	8	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.323	$10.771	$10.771	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251
Accumulation Unit Value at end of period	$10.691	$13.323	$10.771	$10.771	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239
Number of Accumulation Units outstanding at end of period (in thousands)	669	700	848	1,008	1,301	1,714	997	1,257	1,226	1,003
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.935	$10.489	$10.520	$10.488	$11.081	$9.259	$7.823	$9.236	$8.193	$6.235
Accumulation Unit Value at end of period	$10.349	$12.935	$10.489	$10.520	$10.488	$11.081	$9.259	$7.823	$9.236	$8.193
Number of Accumulation Units outstanding at end of period (in thousands)	143	142	169	194	202	224	157	167	158	131
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.683	$10.305	$10.357	$10.346	$10.953	$9.170	$7.764	$9.184	$8.163	$6.225
Accumulation Unit Value at end of period	$10.127	$12.683	$10.305	$10.357	$10.346	$10.953	$9.170	$7.764	$9.184	$8.163
Number of Accumulation Units outstanding at end of period (in thousands)	12	21	24	32	58	79	121	172	192	170
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.375	$10.080	$10.156	$10.170	$10.794	$9.059	$7.689	$9.119	$8.126	$6.212
Accumulation Unit Value at end of period	$9.856	$12.375	$10.080	$10.156	$10.170	$10.794	$9.059	$7.689	$9.119	$8.126
Number of Accumulation Units outstanding at end of period (in thousands)	50	56	71	90	99	99	89	94	96	73
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.314	$10.035	$10.116	$10.135	$10.762	$9.037	$7.675	$9.106	$8.118	$6.209
Accumulation Unit Value at end of period	$9.803	$12.314	$10.035	$10.116	$10.135	$10.762	$9.037	$7.675	$9.106	$8.118
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	5	7	8	11	11	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.744	$16.947	$17.126	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952	$10.698
Accumulation Unit Value at end of period	$16.472	$20.744	$16.947	$17.126	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	7	7	7	7	8	6	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399
Number of Accumulation Units outstanding at end of period (in thousands)	46	56	72	77	100	122	161	188	219	208
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.542	$17.345	$15.123	$16.123	$15.562	$11.493	$10.074	$10.349	$8.353	$5.737
Accumulation Unit Value at end of period	$17.307	$19.542	$17.345	$15.123	$16.123	$15.562	$11.493	$10.074	$10.349	$8.353
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	24	44	51	51	71	75	73	89
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322	$5.727
Accumulation Unit Value at end of period	$16.936	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322
Number of Accumulation Units outstanding at end of period (in thousands)	4	9	10	19	29	35	31	32	36	70
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.696	$16.669	$14.599	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284	$5.715
Accumulation Unit Value at end of period	$16.483	$18.696	$16.669	$14.599	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284
Number of Accumulation Units outstanding at end of period (in thousands)	15	21	25	35	36	40	34	30	29	53
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.604	$16.596	$14.542	$15.581	$15.114	$11.219	$9.882	$10.203	$8.276	$5.713
Accumulation Unit Value at end of period	$16.394	$18.604	$16.596	$14.542	$15.581	$15.114	$11.219	$9.882	$10.203	$8.276
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.830	$29.359	$25.790	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900	$10.311
Accumulation Unit Value at end of period	$28.858	$32.830	$29.359	$25.790	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	7	7	6	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.990	$23.604	$21.269	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915
Accumulation Unit Value at end of period	$24.408	$27.990	$23.604	$21.269	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247
Number of Accumulation Units outstanding at end of period (in thousands)	55	51	50	73	90	139	161	193	197	82
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.176	$22.986	$20.775	$21.215	$20.359	$14.272	$12.347	$12.364	$9.196	$6.898
Accumulation Unit Value at end of period	$23.627	$27.176	$22.986	$20.775	$21.215	$20.359	$14.272	$12.347	$12.364	$9.196
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	25	26	39	60	50	40	19	30
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.647	$22.584	$20.452	$20.927	$20.122	$14.135	$12.253	$12.294	$9.162	$6.886
Accumulation Unit Value at end of period	$23.121	$26.647	$22.584	$20.452	$20.927	$20.122	$14.135	$12.253	$12.294	$9.162
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	9	18	23	23	21	34	50	25
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.000	$22.090	$20.055	$20.572	$19.831	$13.965	$12.136	$12.208	$9.120	$6.872
Accumulation Unit Value at end of period	$22.503	$26.000	$22.090	$20.055	$20.572	$19.831	$13.965	$12.136	$12.208	$9.120
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	28	46	44	37	38	30	24	19
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.872	$21.993	$19.976	$20.502	$19.773	$13.931	$12.113	$12.190	$9.112	$6.869
Accumulation Unit Value at end of period	$22.381	$25.872	$21.993	$19.976	$20.502	$19.773	$13.931	$12.113	$12.190	$9.112
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$39.207	$33.412	$30.424	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087	$10.647
Accumulation Unit Value at end of period	$33.832	$39.207	$33.412	$30.424	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	3	3	3	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.541	$15.659	$15.538	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664
Accumulation Unit Value at end of period	$18.482	$19.541	$15.659	$15.538	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	141	175	220	267	358	543	296	338	347	373
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.973	$15.249	$15.177	$16.793	$15.929	$11.205	$9.841	$10.343	$8.462	$6.647
Accumulation Unit Value at end of period	$17.890	$18.973	$15.249	$15.177	$16.793	$15.929	$11.205	$9.841	$10.343	$8.462
Number of Accumulation Units outstanding at end of period (in thousands)	28	33	40	51	54	63	24	24	24	40
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.603	$14.982	$14.941	$16.565	$15.744	$11.097	$9.766	$10.284	$8.431	$6.636
Accumulation Unit Value at end of period	$17.507	$18.603	$14.982	$14.941	$16.565	$15.744	$11.097	$9.766	$10.284	$8.431
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	17	21	38	42	54	61	66
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.151	$14.655	$14.651	$16.285	$15.516	$10.964	$9.673	$10.211	$8.392	$6.622
Accumulation Unit Value at end of period	$17.039	$18.151	$14.655	$14.651	$16.285	$15.516	$10.964	$9.673	$10.211	$8.392
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	23	29	36	33	20	23	26	25
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.062	$14.590	$14.594	$16.229	$15.471	$10.937	$9.654	$10.197	$8.385	$6.619
Accumulation Unit Value at end of period	$16.947	$18.062	$14.590	$14.594	$16.229	$15.471	$10.937	$9.654	$10.197	$8.385
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	2	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.898	$22.591	$22.654	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212	$10.457
Accumulation Unit Value at end of period	$26.109	$27.898	$22.591	$22.654	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	3	3	3	3	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.031	$16.924	$15.954	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263
Accumulation Unit Value at end of period	$19.754	$20.031	$16.924	$15.954	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755
Number of Accumulation Units outstanding at end of period (in thousands)	67	73	82	66	66	75	84	75	83	92
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.449	$16.481	$15.583	$15.404	$14.056	$10.794	$9.584	$9.842	$8.707	$6.248
Accumulation Unit Value at end of period	$19.122	$19.449	$16.481	$15.583	$15.404	$14.056	$10.794	$9.584	$9.842	$8.707
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	16	7	19	23	23	8	9	11
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.070	$16.193	$15.341	$15.195	$13.892	$10.690	$9.511	$9.786	$8.675	$6.237
Accumulation Unit Value at end of period	$18.712	$19.070	$16.193	$15.341	$15.195	$13.892	$10.690	$9.511	$9.786	$8.675
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	6	5	6	14	19	22	40
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.607	$15.839	$15.043	$14.937	$13.691	$10.562	$9.420	$9.717	$8.635	$6.224
Accumulation Unit Value at end of period	$18.212	$18.607	$15.839	$15.043	$14.937	$13.691	$10.562	$9.420	$9.717	$8.635
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	10	18	8	12	9	12	12	9
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.515	$15.769	$14.984	$14.886	$13.651	$10.536	$9.402	$9.703	$8.627	$6.221
Accumulation Unit Value at end of period	$18.114	$18.515	$15.769	$14.984	$14.886	$13.651	$10.536	$9.402	$9.703	$8.627
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	2	3	3	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.065	$25.669	$24.453	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291	$10.332
Accumulation Unit Value at end of period	$29.339	$30.065	$25.669	$24.453	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	1	1	1	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.098	$12.612	$12.221	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030
Accumulation Unit Value at end of period	$12.830	$13.098	$12.612	$12.221	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256
Number of Accumulation Units outstanding at end of period (in thousands)	8,380	9,887	10,758	12,609	15,441	23,536	20,465	20,579	22,290	19,599
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.717	$12.282	$11.937	$12.195	$11.697	$12.044	$11.375	$10.798	$10.200	$9.007
Accumulation Unit Value at end of period	$12.420	$12.717	$12.282	$11.937	$12.195	$11.697	$12.044	$11.375	$10.798	$10.200
Number of Accumulation Units outstanding at end of period (in thousands)	1,712	1,912	2,078	2,485	2,860	3,090	2,611	2,674	2,993	2,644
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.469	$12.067	$11.752	$12.030	$11.561	$11.928	$11.288	$10.737	$10.163	$8.992
Accumulation Unit Value at end of period	$12.154	$12.469	$12.067	$11.752	$12.030	$11.561	$11.928	$11.288	$10.737	$10.163
Number of Accumulation Units outstanding at end of period (in thousands)	236	351	428	643	986	1,335	1,742	1,760	1,946	1,998
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.166	$11.803	$11.524	$11.826	$11.394	$11.785	$11.180	$10.661	$10.116	$8.973
Accumulation Unit Value at end of period	$11.829	$12.166	$11.803	$11.524	$11.826	$11.394	$11.785	$11.180	$10.661	$10.116
Number of Accumulation Units outstanding at end of period (in thousands)	1,047	1,187	1,410	1,699	1,884	1,795	1,619	1,598	1,687	1,083
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.107	$11.751	$11.479	$11.786	$11.361	$11.757	$11.159	$10.646	$10.107	$8.970
Accumulation Unit Value at end of period	$11.765	$12.107	$11.751	$11.479	$11.786	$11.361	$11.757	$11.159	$10.646	$10.107
Number of Accumulation Units outstanding at end of period (in thousands)	30	44	48	65	65	86	145	154	144	162
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.537	$13.172	$12.899	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529	$10.257
Accumulation Unit Value at end of period	$13.122	$13.537	$13.172	$12.899	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529
Number of Accumulation Units outstanding at end of period (in thousands)	79	81	100	130	134	123	109	118	132	86

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.600	$10.594	$10.564	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625
Accumulation Unit Value at end of period	$10.557	$10.600	$10.594	$10.564	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826
Number of Accumulation Units outstanding at end of period (in thousands)	311	367	400	451	418	628	1,020	1,013	1,036	1,058
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.292	$10.317	$10.319	$10.319	$10.193	$10.530	$10.313	$9.987	$9.772	$9.601
Accumulation Unit Value at end of period	$10.220	$10.292	$10.317	$10.319	$10.319	$10.193	$10.530	$10.313	$9.987	$9.772
Number of Accumulation Units outstanding at end of period (in thousands)	107	111	116	109	110	124	186	220	282	178
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.092	$10.136	$10.158	$10.179	$10.075	$10.428	$10.234	$9.931	$9.737	$9.584
Accumulation Unit Value at end of period	$10.001	$10.092	$10.136	$10.158	$10.179	$10.075	$10.428	$10.234	$9.931	$9.737
Number of Accumulation Units outstanding at end of period (in thousands)	15	37	61	57	62	73	144	106	80	130
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.846	$9.915	$9.961	$10.006	$9.929	$10.303	$10.136	$9.860	$9.692	$9.564
Accumulation Unit Value at end of period	$9.733	$9.846	$9.915	$9.961	$10.006	$9.929	$10.303	$10.136	$9.860	$9.692
Number of Accumulation Units outstanding at end of period (in thousands)	77	107	100	104	100	89	121	116	110	83
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.798	$9.871	$9.922	$9.972	$9.900	$10.278	$10.117	$9.846	$9.683	$9.560
Accumulation Unit Value at end of period	$9.681	$9.798	$9.871	$9.922	$9.972	$9.900	$10.278	$10.117	$9.846	$9.683
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	13	13	13	17	43	44	30	42
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.148	$10.227	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131	$10.027
Accumulation Unit Value at end of period	$9.903	$10.048	$10.148	$10.227	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	5	2	2	2	9

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.182	$9.204	$9.231	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045
Accumulation Unit Value at end of period	$9.210	$9.182	$9.204	$9.231	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927
Number of Accumulation Units outstanding at end of period (in thousands)	767	703	843	940	1,143	1,812	2,876	2,766	2,812	3,945
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.915	$8.963	$9.016	$9.146	$9.279	$9.424	$9.571	$9.721	$9.873	$10.020
Accumulation Unit Value at end of period	$8.915	$8.915	$8.963	$9.016	$9.146	$9.279	$9.424	$9.571	$9.721	$9.873
Number of Accumulation Units outstanding at end of period (in thousands)	183	191	269	468	606	770	904	733	692	913
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.741	$8.807	$8.876	$9.022	$9.172	$9.334	$9.498	$9.666	$9.837	$10.004
Accumulation Unit Value at end of period	$8.724	$8.741	$8.807	$8.876	$9.022	$9.172	$9.334	$9.498	$9.666	$9.837
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	78	90	146	244	335	368	391	481
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.529	$8.614	$8.704	$8.869	$9.039	$9.222	$9.408	$9.598	$9.792	$9.983
Accumulation Unit Value at end of period	$8.491	$8.529	$8.614	$8.704	$8.869	$9.039	$9.222	$9.408	$9.598	$9.792
Number of Accumulation Units outstanding at end of period (in thousands)	144	133	127	150	151	142	252	288	205	235
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.487	$8.576	$8.670	$8.839	$9.013	$9.199	$9.390	$9.584	$9.783	$9.979
Accumulation Unit Value at end of period	$8.445	$8.487	$8.576	$8.670	$8.839	$9.013	$9.199	$9.390	$9.584	$9.783
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	4	5	7	28	10	17	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.302	$8.410	$8.523	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762	$9.983
Accumulation Unit Value at end of period	$8.240	$8.302	$8.410	$8.523	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762
Number of Accumulation Units outstanding at end of period (in thousands)	27	27	27	37	27	25	26	13	12	66

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.394	$17.011	$15.151	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098
Accumulation Unit Value at end of period	$17.203	$19.394	$17.011	$15.151	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719
Number of Accumulation Units outstanding at end of period (in thousands)	53	64	88	98	121	173	270	265	269	117
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.830	$16.566	$14.798	$15.508	$14.142	$10.886	$9.451	$9.790	$8.671	$7.081
Accumulation Unit Value at end of period	$16.653	$18.830	$16.566	$14.798	$15.508	$14.142	$10.886	$9.451	$9.790	$8.671
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	19	29	40	49	58	50	53	20
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.463	$16.276	$14.568	$15.297	$13.978	$10.781	$9.378	$9.735	$8.639	$7.069
Accumulation Unit Value at end of period	$16.296	$18.463	$16.276	$14.568	$15.297	$13.978	$10.781	$9.378	$9.735	$8.639
Number of Accumulation Units outstanding at end of period (in thousands)	5	12	14	15	18	39	40	34	35	15
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.015	$15.920	$14.286	$15.038	$13.776	$10.652	$9.289	$9.666	$8.599	$7.054
Accumulation Unit Value at end of period	$15.860	$18.015	$15.920	$14.286	$15.038	$13.776	$10.652	$9.289	$9.666	$8.599
Number of Accumulation Units outstanding at end of period (in thousands)	15	10	10	15	25	31	23	19	17	7
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.926	$15.850	$14.230	$14.986	$13.736	$10.626	$9.271	$9.652	$8.591	$7.051
Accumulation Unit Value at end of period	$15.774	$17.926	$15.850	$14.230	$14.986	$13.736	$10.626	$9.271	$9.652	$8.591
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	2	2	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.626	$22.714	$20.443	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530	$10.309
Accumulation Unit Value at end of period	$22.493	$25.626	$22.714	$20.443	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.003	$15.148	$15.035	$14.534	$13.605	$9.854	$10.141	$—	$—	$—
Accumulation Unit Value at end of period	$18.037	$19.003	$15.148	$15.035	$14.534	$13.605	$9.854	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	10	14	17	40	47	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.673	$14.930	$14.863	$14.411	$13.531	$9.830	$10.136	$—	$—	$—
Accumulation Unit Value at end of period	$17.670	$18.673	$14.930	$14.863	$14.411	$13.531	$9.830	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	5	12	14	14	17	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.456	$14.786	$14.750	$14.329	$13.481	$9.813	$10.133	$—	$—	$—
Accumulation Unit Value at end of period	$17.431	$18.456	$14.786	$14.750	$14.329	$13.481	$9.813	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	5	7	8	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.189	$14.608	$14.609	$14.228	$13.419	$9.793	$10.129	$—	$—	$—
Accumulation Unit Value at end of period	$17.135	$18.189	$14.608	$14.609	$14.228	$13.419	$9.793	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	4	4	13	7	11	17	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.136	$14.573	$14.581	$14.208	$13.407	$9.789	$10.128	$—	$—	$—
Accumulation Unit Value at end of period	$17.077	$18.136	$14.573	$14.581	$14.208	$13.407	$9.789	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.874	$14.398	$14.442	$14.108	$13.346	$9.768	$10.124	$—	$—	$—
Accumulation Unit Value at end of period	$16.788	$17.874	$14.398	$14.442	$14.108	$13.346	$9.768	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.034	$17.572	$15.443	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319
Accumulation Unit Value at end of period	$16.379	$19.034	$17.572	$15.443	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684
Number of Accumulation Units outstanding at end of period (in thousands)	32	39	37	56	71	113	172	171	169	184
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.481	$17.113	$15.084	$16.902	$15.680	$11.890	$10.314	$10.389	$8.636	$6.303
Accumulation Unit Value at end of period	$15.855	$18.481	$17.113	$15.084	$16.902	$15.680	$11.890	$10.314	$10.389	$8.636
Number of Accumulation Units outstanding at end of period (in thousands)	21	26	31	56	64	65	86	87	85	83
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.121	$16.813	$14.850	$16.673	$15.498	$11.776	$10.236	$10.331	$8.605	$6.292
Accumulation Unit Value at end of period	$15.516	$18.121	$16.813	$14.850	$16.673	$15.498	$11.776	$10.236	$10.331	$8.605
Number of Accumulation Units outstanding at end of period (in thousands)	4	8	9	11	12	33	17	13	12	24
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.681	$16.446	$14.562	$16.390	$15.274	$11.634	$10.138	$10.258	$8.565	$6.279
Accumulation Unit Value at end of period	$15.101	$17.681	$16.446	$14.562	$16.390	$15.274	$11.634	$10.138	$10.258	$8.565
Number of Accumulation Units outstanding at end of period (in thousands)	13	31	43	61	65	35	25	25	31	28
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.595	$16.374	$14.505	$16.335	$15.229	$11.606	$10.119	$10.243	$8.557	$6.277
Accumulation Unit Value at end of period	$15.020	$17.595	$16.374	$14.505	$16.335	$15.229	$11.606	$10.119	$10.243	$8.557
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.942	$27.001	$23.979	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361	$10.559
Accumulation Unit Value at end of period	$24.644	$28.942	$27.001	$23.979	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	2	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.123	$13.021	$11.823	$12.523	$11.995	$11.976	$10.961	$10.350	$—	$—
Accumulation Unit Value at end of period	$13.012	$14.123	$13.021	$11.823	$12.523	$11.995	$11.976	$10.961	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	156	213	251	288	331	444	493	409	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.839	$12.797	$11.654	$12.381	$11.895	$11.912	$10.935	$10.346	$—	$—
Accumulation Unit Value at end of period	$12.711	$13.839	$12.797	$11.654	$12.381	$11.895	$11.912	$10.935	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	56	62	67	104	66	56	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.652	$12.649	$11.543	$12.288	$11.829	$11.870	$10.917	$10.344	$—	$—
Accumulation Unit Value at end of period	$12.515	$13.652	$12.649	$11.543	$12.288	$11.829	$11.870	$10.917	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	2	4	10	35	7	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.422	$12.467	$11.406	$12.172	$11.747	$11.817	$10.896	$10.340	$—	$—
Accumulation Unit Value at end of period	$12.273	$13.422	$12.467	$11.406	$12.172	$11.747	$11.817	$10.896	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	41	71	68	69	75	98	22	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.377	$12.431	$11.378	$12.149	$11.731	$11.806	$10.892	$10.340	$—	$—
Accumulation Unit Value at end of period	$12.225	$13.377	$12.431	$11.378	$12.149	$11.731	$11.806	$10.892	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	5	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.151	$12.253	$11.243	$12.034	$11.649	$11.753	$10.870	$10.336	$—	$—
Accumulation Unit Value at end of period	$11.990	$13.151	$12.253	$11.243	$12.034	$11.649	$11.753	$10.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	9	11	12	12	9	4	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.717	$14.996	$13.802	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276
Accumulation Unit Value at end of period	$14.923	$16.717	$14.996	$13.802	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	10	19	24	33	32	30	57	56
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.231	$14.604	$13.482	$14.567	$13.718	$10.805	$9.659	$9.839	$9.147	$7.258
Accumulation Unit Value at end of period	$14.446	$16.231	$14.604	$13.482	$14.567	$13.718	$10.805	$9.659	$9.839	$9.147
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	10	11	11	13	26	37	35	35
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.915	$14.348	$13.272	$14.369	$13.559	$10.701	$9.585	$9.783	$9.113	$7.246
Accumulation Unit Value at end of period	$14.136	$15.915	$14.348	$13.272	$14.369	$13.559	$10.701	$9.585	$9.783	$9.113
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	15	22	36	38	42	86	29	54
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.529	$14.035	$13.015	$14.126	$13.363	$10.573	$9.494	$9.714	$9.072	$7.231
Accumulation Unit Value at end of period	$13.758	$15.529	$14.035	$13.015	$14.126	$13.363	$10.573	$9.494	$9.714	$9.072
Number of Accumulation Units outstanding at end of period (in thousands)	7	13	9	11	12	6	8	19	15	23
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.453	$13.973	$12.964	$14.078	$13.324	$10.547	$9.476	$9.701	$9.063	$7.228
Accumulation Unit Value at end of period	$13.684	$15.453	$13.973	$12.964	$14.078	$13.324	$10.547	$9.476	$9.701	$9.063
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.275	$19.286	$17.938	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730	$10.178
Accumulation Unit Value at end of period	$18.793	$21.275	$19.286	$17.938	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	2	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	465	483	603	1,329	995	1,614	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.379	$9.472	$9.611	$9.760	$9.911	$9.981	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.378	$9.379	$9.472	$9.611	$9.760	$9.911	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	111	64	136	247	137	72	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.293	$9.404	$9.561	$9.729	$9.899	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	19	63	62	130	20	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.187	$9.320	$9.500	$9.690	$9.885	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.145	$9.187	$9.320	$9.500	$9.690	$9.885	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	105	115	280	154	116	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.166	$9.304	$9.487	$9.683	$9.882	$9.975	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.119	$9.166	$9.304	$9.487	$9.683	$9.882	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	124	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.062	$9.220	$9.426	$9.644	$9.867	$9.972	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.993	$9.062	$9.220	$9.426	$9.644	$9.867	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	15	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.659	$17.456	$14.800	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298
Accumulation Unit Value at end of period	$16.776	$19.659	$17.456	$14.800	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	93	110	126	176	188	227	238	243
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.087	$16.999	$14.456	$15.185	$14.025	$10.648	$9.457	$9.827	$8.896	$7.280
Accumulation Unit Value at end of period	$16.239	$19.087	$16.999	$14.456	$15.185	$14.025	$10.648	$9.457	$9.827	$8.896
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	16	20	20	30	54	56	56	47
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.716	$16.702	$14.232	$14.979	$13.862	$10.545	$9.385	$9.772	$8.864	$7.268
Accumulation Unit Value at end of period	$15.891	$18.716	$16.702	$14.232	$14.979	$13.862	$10.545	$9.385	$9.772	$8.864
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	7	6	23	25	36	38	44	48
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.262	$16.337	$13.956	$14.726	$13.661	$10.419	$9.296	$9.703	$8.823	$7.253
Accumulation Unit Value at end of period	$15.467	$18.262	$16.337	$13.956	$14.726	$13.661	$10.419	$9.296	$9.703	$8.823
Number of Accumulation Units outstanding at end of period (in thousands)	7	14	15	17	19	36	15	16	15	7
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.172	$16.265	$13.901	$14.675	$13.622	$10.394	$9.278	$9.689	$8.815	$7.250
Accumulation Unit Value at end of period	$15.383	$18.172	$16.265	$13.901	$14.675	$13.622	$10.394	$9.278	$9.689	$8.815
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.382	$22.775	$19.514	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561	$10.356
Accumulation Unit Value at end of period	$21.433	$25.382	$22.775	$19.514	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.160	$10.858	$11.072	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412
Accumulation Unit Value at end of period	$11.021	$13.160	$10.858	$11.072	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	559	601	749	870	1,118	1,593	1,635	1,788	1,816	1,654
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.778	$10.574	$10.815	$11.279	$11.445	$9.791	$8.628	$9.421	$8.497	$6.396
Accumulation Unit Value at end of period	$10.668	$12.778	$10.574	$10.815	$11.279	$11.445	$9.791	$8.628	$9.421	$8.497
Number of Accumulation Units outstanding at end of period (in thousands)	119	131	158	191	210	210	214	236	235	198
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.529	$10.389	$10.647	$11.126	$11.312	$9.697	$8.562	$9.368	$8.466	$6.386
Accumulation Unit Value at end of period	$10.440	$12.529	$10.389	$10.647	$11.126	$11.312	$9.697	$8.562	$9.368	$8.466
Number of Accumulation Units outstanding at end of period (in thousands)	25	31	42	71	100	118	161	190	221	241
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.225	$10.162	$10.440	$10.937	$11.148	$9.580	$8.480	$9.302	$8.427	$6.373
Accumulation Unit Value at end of period	$10.161	$12.225	$10.162	$10.440	$10.937	$11.148	$9.580	$8.480	$9.302	$8.427
Number of Accumulation Units outstanding at end of period (in thousands)	74	79	114	148	156	158	136	146	160	136
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.165	$10.117	$10.400	$10.900	$11.116	$9.557	$8.464	$9.289	$8.420	$6.370
Accumulation Unit Value at end of period	$10.106	$12.165	$10.117	$10.400	$10.900	$11.116	$9.557	$8.464	$9.289	$8.420
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	4	4	7	11	16	16	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.872	$16.569	$17.074	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032	$10.642
Accumulation Unit Value at end of period	$16.467	$19.872	$16.569	$17.074	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	14	16	16	15	13	16	16	14

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.967	$14.066	$14.161	$14.192	$13.344	$9.891	$10.022	$—	$—	$—
Accumulation Unit Value at end of period	$15.772	$16.967	$14.066	$14.161	$14.192	$13.344	$9.891	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	11	17	31	28	39	32	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.672	$13.863	$13.999	$14.072	$13.271	$9.866	$10.017	$—	$—	$—
Accumulation Unit Value at end of period	$15.452	$16.672	$13.863	$13.999	$14.072	$13.271	$9.866	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	20	4	3	7	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.479	$13.730	$13.893	$13.992	$13.222	$9.850	$10.014	$—	$—	$—
Accumulation Unit Value at end of period	$15.242	$16.479	$13.730	$13.893	$13.992	$13.222	$9.850	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	2	1	3	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.240	$13.565	$13.760	$13.893	$13.161	$9.829	$10.009	$—	$—	$—
Accumulation Unit Value at end of period	$14.984	$16.240	$13.565	$13.760	$13.893	$13.161	$9.829	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	5	7	10	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.193	$13.532	$13.734	$13.874	$13.149	$9.825	$10.009	$—	$—	$—
Accumulation Unit Value at end of period	$14.933	$16.193	$13.532	$13.734	$13.874	$13.149	$9.825	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.959	$13.369	$13.603	$13.776	$13.089	$9.804	$10.004	$—	$—	$—
Accumulation Unit Value at end of period	$14.680	$15.959	$13.369	$13.603	$13.776	$13.089	$9.804	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.744	$17.579	$15.916	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549
Accumulation Unit Value at end of period	$16.521	$19.744	$17.579	$15.916	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014
Number of Accumulation Units outstanding at end of period (in thousands)	138	156	200	241	306	436	361	373	351	193
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.171	$17.120	$15.547	$16.751	$16.666	$12.347	$11.033	$11.317	$8.964	$7.531
Accumulation Unit Value at end of period	$15.993	$19.171	$17.120	$15.547	$16.751	$16.666	$12.347	$11.033	$11.317	$8.964
Number of Accumulation Units outstanding at end of period (in thousands)	27	33	40	54	60	59	51	57	57	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.797	$16.820	$15.305	$16.524	$16.472	$12.228	$10.949	$11.253	$8.932	$7.518
Accumulation Unit Value at end of period	$15.650	$18.797	$16.820	$15.305	$16.524	$16.472	$12.228	$10.949	$11.253	$8.932
Number of Accumulation Units outstanding at end of period (in thousands)	14	18	18	19	23	27	37	38	29	28
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.341	$16.453	$15.009	$16.244	$16.234	$12.081	$10.844	$11.173	$8.891	$7.503
Accumulation Unit Value at end of period	$15.232	$18.341	$16.453	$15.009	$16.244	$16.234	$12.081	$10.844	$11.173	$8.891
Number of Accumulation Units outstanding at end of period (in thousands)	25	33	36	42	47	49	42	51	56	40
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.251	$16.381	$14.950	$16.189	$16.187	$12.052	$10.824	$11.158	$8.883	$7.499
Accumulation Unit Value at end of period	$15.150	$18.251	$16.381	$14.950	$16.189	$16.187	$12.052	$10.824	$11.158	$8.883
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.895	$22.399	$20.494	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361	$10.462
Accumulation Unit Value at end of period	$20.613	$24.895	$22.399	$20.494	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	2	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.988	$16.678	$15.060	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346
Accumulation Unit Value at end of period	$17.050	$17.988	$16.678	$15.060	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070
Number of Accumulation Units outstanding at end of period (in thousands)	411	485	543	670	827	1,115	1,705	1,713	1,727	1,733
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.465	$16.242	$14.710	$15.172	$14.767	$13.865	$12.513	$12.175	$11.009	$8.325
Accumulation Unit Value at end of period	$16.505	$17.465	$16.242	$14.710	$15.172	$14.767	$13.865	$12.513	$12.175	$11.009
Number of Accumulation Units outstanding at end of period (in thousands)	75	79	91	106	131	149	231	239	247	250
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.125	$15.957	$14.482	$14.967	$14.596	$13.732	$12.418	$12.106	$10.969	$8.311
Accumulation Unit Value at end of period	$16.152	$17.125	$15.957	$14.482	$14.967	$14.596	$13.732	$12.418	$12.106	$10.969
Number of Accumulation Units outstanding at end of period (in thousands)	26	41	50	75	129	161	244	209	229	275
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.709	$15.609	$14.201	$14.713	$14.385	$13.567	$12.299	$12.021	$10.919	$8.294
Accumulation Unit Value at end of period	$15.720	$16.709	$15.609	$14.201	$14.713	$14.385	$13.567	$12.299	$12.021	$10.919
Number of Accumulation Units outstanding at end of period (in thousands)	90	128	162	189	233	257	159	160	133	108
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.627	$15.540	$14.146	$14.663	$14.343	$13.534	$12.276	$12.004	$10.909	$8.290
Accumulation Unit Value at end of period	$15.635	$16.627	$15.540	$14.146	$14.663	$14.343	$13.534	$12.276	$12.004	$10.909
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	9	11	16	18	30	33	31	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.600	$19.302	$17.613	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789	$10.505
Accumulation Unit Value at end of period	$19.323	$20.600	$19.302	$17.613	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	15	16	17	16	15	17	18	17

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.518	$18.290	$16.090	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880
Accumulation Unit Value at end of period	$20.257	$21.518	$18.290	$16.090	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604
Number of Accumulation Units outstanding at end of period (in thousands)	125	155	189	193	204	298	250	261	222	210
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.892	$17.812	$15.717	$16.310	$14.851	$11.790	$10.648	$10.793	$9.551	$7.860
Accumulation Unit Value at end of period	$19.610	$20.892	$17.812	$15.717	$16.310	$14.851	$11.790	$10.648	$10.793	$9.551
Number of Accumulation Units outstanding at end of period (in thousands)	32	36	53	45	46	66	58	82	80	64
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.486	$17.500	$15.473	$16.089	$14.679	$11.677	$10.567	$10.732	$9.517	$7.847
Accumulation Unit Value at end of period	$19.190	$20.486	$17.500	$15.473	$16.089	$14.679	$11.677	$10.567	$10.732	$9.517
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	6	6	16	18	9	13	13	13
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.989	$17.118	$15.173	$15.817	$14.466	$11.537	$10.466	$10.657	$9.473	$7.831
Accumulation Unit Value at end of period	$18.677	$19.989	$17.118	$15.173	$15.817	$14.466	$11.537	$10.466	$10.657	$9.473
Number of Accumulation Units outstanding at end of period (in thousands)	7	21	33	18	21	15	6	6	12	8
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.891	$17.043	$15.114	$15.763	$14.424	$11.509	$10.446	$10.642	$9.464	$7.828
Accumulation Unit Value at end of period	$18.576	$19.891	$17.043	$15.114	$15.763	$14.424	$11.509	$10.446	$10.642	$9.464
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.874	$22.225	$19.758	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560	$10.414
Accumulation Unit Value at end of period	$24.104	$25.874	$22.225	$19.758	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.141	$15.308	$13.235	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917
Accumulation Unit Value at end of period	$15.549	$17.141	$15.308	$13.235	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122
Number of Accumulation Units outstanding at end of period (in thousands)	81	89	115	163	191	214	410	429	447	441
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.643	$14.908	$12.928	$13.517	$12.752	$9.530	$8.635	$9.338	$8.077	$6.900
Accumulation Unit Value at end of period	$15.052	$16.643	$14.908	$12.928	$13.517	$12.752	$9.530	$8.635	$9.338	$8.077
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	29	31	44	45	52	57	61	61
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.319	$14.647	$12.727	$13.334	$12.605	$9.439	$8.569	$9.285	$8.048	$6.888
Accumulation Unit Value at end of period	$14.730	$16.319	$14.647	$12.727	$13.334	$12.605	$9.439	$8.569	$9.285	$8.048
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	13	17	25	46	73	95	181	134
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.923	$14.327	$12.481	$13.108	$12.422	$9.325	$8.488	$9.220	$8.011	$6.874
Accumulation Unit Value at end of period	$14.336	$15.923	$14.327	$12.481	$13.108	$12.422	$9.325	$8.488	$9.220	$8.011
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	22	28	52	51	35	39	66	46
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.845	$14.264	$12.432	$13.063	$12.386	$9.303	$8.471	$9.207	$8.004	$6.871
Accumulation Unit Value at end of period	$14.259	$15.845	$14.264	$12.432	$13.063	$12.386	$9.303	$8.471	$9.207	$8.004
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	6	6	7	7	7	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.321	$21.047	$18.390	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018	$10.343
Accumulation Unit Value at end of period	$20.934	$23.321	$21.047	$18.390	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	5	5	6	6	6	6	6	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.793	$18.379	$18.213	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791
Accumulation Unit Value at end of period	$24.063	$23.793	$18.379	$18.213	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210
Number of Accumulation Units outstanding at end of period (in thousands)	138	178	214	235	338	543	124	66	93	54
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.101	$17.898	$17.790	$16.839	$15.735	$11.708	$10.157	$10.373	$9.159	$6.774
Accumulation Unit Value at end of period	$23.294	$23.101	$17.898	$17.790	$16.839	$15.735	$11.708	$10.157	$10.373	$9.159
Number of Accumulation Units outstanding at end of period (in thousands)	37	41	52	57	83	108	63	49	26	16
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.651	$17.585	$17.514	$16.610	$15.553	$11.595	$10.079	$10.315	$9.126	$6.762
Accumulation Unit Value at end of period	$22.795	$22.651	$17.585	$17.514	$16.610	$15.553	$11.595	$10.079	$10.315	$9.126
Number of Accumulation Units outstanding at end of period (in thousands)	1	7	6	15	35	38	41	109	50	55
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.102	$17.201	$17.174	$16.329	$15.328	$11.456	$9.983	$10.242	$9.084	$6.748
Accumulation Unit Value at end of period	$22.186	$22.102	$17.201	$17.174	$16.329	$15.328	$11.456	$9.983	$10.242	$9.084
Number of Accumulation Units outstanding at end of period (in thousands)	18	12	20	52	35	25	49	71	50	18
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.993	$17.125	$17.107	$16.273	$15.283	$11.429	$9.964	$10.227	$9.076	$6.745
Accumulation Unit Value at end of period	$22.066	$21.993	$17.125	$17.107	$16.273	$15.283	$11.429	$9.964	$10.227	$9.076
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.207	$25.141	$25.177	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559	$10.103
Accumulation Unit Value at end of period	$32.233	$32.207	$25.141	$25.177	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	1	1	2	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.150	$16.584	$15.504	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133
Accumulation Unit Value at end of period	$18.764	$20.150	$16.584	$15.504	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	12	21	30	36	52	40	39	36
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.564	$16.151	$15.144	$15.388	$14.116	$10.882	$9.301	$9.680	$8.867	$7.115
Accumulation Unit Value at end of period	$18.164	$19.564	$16.151	$15.144	$15.388	$14.116	$10.882	$9.301	$9.680	$8.867
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	9	7	18	34	16	10	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.184	$15.868	$14.908	$15.179	$13.952	$10.778	$9.230	$9.626	$8.834	$7.104
Accumulation Unit Value at end of period	$17.775	$19.184	$15.868	$14.908	$15.179	$13.952	$10.778	$9.230	$9.626	$8.834
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	4	—	—	1	1	1	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.718	$15.522	$14.619	$14.922	$13.750	$10.648	$9.142	$9.558	$8.794	$7.089
Accumulation Unit Value at end of period	$17.300	$18.718	$15.522	$14.619	$14.922	$13.750	$10.648	$9.142	$9.558	$8.794
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	10	20	7	14	40	44	45	19
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.626	$15.453	$14.562	$14.871	$13.710	$10.623	$9.124	$9.544	$8.786	$7.086
Accumulation Unit Value at end of period	$17.206	$18.626	$15.453	$14.562	$14.871	$13.710	$10.623	$9.124	$9.544	$8.786
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.258	$21.839	$20.632	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636	$10.217
Accumulation Unit Value at end of period	$24.196	$26.258	$21.839	$20.632	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.604	$13.222	$12.872	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569
Accumulation Unit Value at end of period	$13.256	$13.604	$13.222	$12.872	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953
Number of Accumulation Units outstanding at end of period (in thousands)	2,228	2,809	3,185	3,603	4,606	7,425	1,610	1,492	1,346	485
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.208	$12.876	$12.573	$12.844	$12.351	$12.707	$12.055	$11.499	$10.893	$9.545
Accumulation Unit Value at end of period	$12.832	$13.208	$12.876	$12.573	$12.844	$12.351	$12.707	$12.055	$11.499	$10.893
Number of Accumulation Units outstanding at end of period (in thousands)	487	586	623	796	893	958	255	242	271	91
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.951	$12.651	$12.378	$12.670	$12.207	$12.585	$11.963	$11.434	$10.854	$9.529
Accumulation Unit Value at end of period	$12.557	$12.951	$12.651	$12.378	$12.670	$12.207	$12.585	$11.963	$11.434	$10.854
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	24	30	50	54	112	68	57	41
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.637	$12.374	$12.138	$12.455	$12.031	$12.434	$11.849	$11.353	$10.804	$9.509
Accumulation Unit Value at end of period	$12.222	$12.637	$12.374	$12.138	$12.455	$12.031	$12.434	$11.849	$11.353	$10.804
Number of Accumulation Units outstanding at end of period (in thousands)	121	158	179	205	204	190	156	139	133	47
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.575	$12.320	$12.090	$12.413	$11.996	$12.404	$11.827	$11.337	$10.794	$9.505
Accumulation Unit Value at end of period	$12.156	$12.575	$12.320	$12.090	$12.413	$11.996	$12.404	$11.827	$11.337	$10.794
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	12	6	6	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.297	$13.060	$12.848	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644	$10.280
Accumulation Unit Value at end of period	$12.822	$13.297	$13.060	$12.848	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	11	11	11	10	14	16	8

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.276	$14.712	$13.690	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040
Accumulation Unit Value at end of period	$15.130	$16.276	$14.712	$13.690	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348
Number of Accumulation Units outstanding at end of period (in thousands)	324	425	518	604	725	981	1,379	1,424	1,394	1,338
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.803	$14.327	$13.372	$13.660	$12.818	$10.964	$10.037	$10.035	$9.296	$8.020
Accumulation Unit Value at end of period	$14.647	$15.803	$14.327	$13.372	$13.660	$12.818	$10.964	$10.037	$10.035	$9.296
Number of Accumulation Units outstanding at end of period (in thousands)	129	138	145	199	233	239	241	239	224	192
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.496	$14.076	$13.164	$13.475	$12.669	$10.858	$9.961	$9.979	$9.262	$8.007
Accumulation Unit Value at end of period	$14.333	$15.496	$14.076	$13.164	$13.475	$12.669	$10.858	$9.961	$9.979	$9.262
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	32	37	78	96	117	127	144	164
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.119	$13.769	$12.909	$13.247	$12.486	$10.728	$9.866	$9.908	$9.220	$7.990
Accumulation Unit Value at end of period	$13.950	$15.119	$13.769	$12.909	$13.247	$12.486	$10.728	$9.866	$9.908	$9.220
Number of Accumulation Units outstanding at end of period (in thousands)	31	38	48	60	70	83	84	136	131	95
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.045	$13.708	$12.859	$13.202	$12.450	$10.702	$9.847	$9.894	$9.212	$7.987
Accumulation Unit Value at end of period	$13.874	$15.045	$13.708	$12.859	$13.202	$12.450	$10.702	$9.847	$9.894	$9.212
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	6	6	7	7	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.963	$17.321	$16.288	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845	$10.295
Accumulation Unit Value at end of period	$17.444	$18.963	$17.321	$16.288	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	7	5	6	5	6	6	6	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.189	$17.421	$15.504	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277
Accumulation Unit Value at end of period	$17.873	$20.189	$17.421	$15.504	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800
Number of Accumulation Units outstanding at end of period (in thousands)	809	969	1,194	1,493	1,856	2,808	2,969	3,374	3,511	3,021
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.602	$16.965	$15.144	$15.525	$14.308	$10.717	$9.392	$9.584	$8.752	$7.259
Accumulation Unit Value at end of period	$17.302	$19.602	$16.965	$15.144	$15.525	$14.308	$10.717	$9.392	$9.584	$8.752
Number of Accumulation Units outstanding at end of period (in thousands)	150	193	260	338	374	405	440	508	512	418
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.221	$16.668	$14.909	$15.315	$14.142	$10.614	$9.321	$9.530	$8.720	$7.247
Accumulation Unit Value at end of period	$16.931	$19.221	$16.668	$14.909	$15.315	$14.142	$10.614	$9.321	$9.530	$8.720
Number of Accumulation Units outstanding at end of period (in thousands)	28	45	58	100	166	246	310	385	433	455
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.754	$16.304	$14.619	$15.055	$13.938	$10.486	$9.232	$9.463	$8.680	$7.232
Accumulation Unit Value at end of period	$16.479	$18.754	$16.304	$14.619	$15.055	$13.938	$10.486	$9.232	$9.463	$8.680
Number of Accumulation Units outstanding at end of period (in thousands)	107	119	170	220	249	255	214	253	296	223
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.662	$16.232	$14.562	$15.004	$13.897	$10.461	$9.214	$9.449	$8.672	$7.229
Accumulation Unit Value at end of period	$16.390	$18.662	$16.232	$14.562	$15.004	$13.897	$10.461	$9.214	$9.449	$8.672
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	10	11	16	24	31	33	43
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.216	$22.860	$20.560	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429	$10.386
Accumulation Unit Value at end of period	$22.967	$26.216	$22.860	$20.560	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429
Number of Accumulation Units outstanding at end of period (in thousands)	10	16	24	25	28	28	26	33	35	29

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.219	$13.310	$14.785	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848
Accumulation Unit Value at end of period	$19.887	$18.219	$13.310	$14.785	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089
Number of Accumulation Units outstanding at end of period (in thousands)	64	75	97	119	153	195	315	344	338	369
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.690	$12.962	$14.442	$15.602	$15.559	$11.494	$10.760	$11.772	$9.039	$5.834
Accumulation Unit Value at end of period	$19.251	$17.690	$12.962	$14.442	$15.602	$15.559	$11.494	$10.760	$11.772	$9.039
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	27	41	44	43	81	81	85	83
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.345	$12.736	$14.218	$15.391	$15.379	$11.383	$10.678	$11.706	$9.006	$5.824
Accumulation Unit Value at end of period	$18.839	$17.345	$12.736	$14.218	$15.391	$15.379	$11.383	$10.678	$11.706	$9.006
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	12	14	28	29	48	55	84	72
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.924	$12.458	$13.942	$15.130	$15.157	$11.247	$10.576	$11.624	$8.965	$5.812
Accumulation Unit Value at end of period	$18.336	$16.924	$12.458	$13.942	$15.130	$15.157	$11.247	$10.576	$11.624	$8.965
Number of Accumulation Units outstanding at end of period (in thousands)	47	47	52	61	67	74	65	89	81	69
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.841	$12.403	$13.888	$15.079	$15.113	$11.220	$10.556	$11.607	$8.957	$5.810
Accumulation Unit Value at end of period	$18.237	$16.841	$12.403	$13.888	$15.079	$15.113	$11.220	$10.556	$11.607	$8.957
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	4	4	5	6	6	5	6	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.143	$21.516	$24.152	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813	$10.282
Accumulation Unit Value at end of period	$31.479	$29.143	$21.516	$24.152	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	2	3	3	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.121	$14.505	$15.053	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046
Accumulation Unit Value at end of period	$16.830	$18.121	$14.505	$15.053	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	32	32	42	49	25	27	36	56
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.595	$14.126	$14.704	$14.461	$12.757	$10.010	$8.933	$9.199	$8.560	$6.031
Accumulation Unit Value at end of period	$16.292	$17.595	$14.126	$14.704	$14.461	$12.757	$10.010	$8.933	$9.199	$8.560
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	14	22	14	22	24	24	23	16
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.252	$13.878	$14.475	$14.265	$12.609	$9.914	$8.865	$9.147	$8.529	$6.021
Accumulation Unit Value at end of period	$15.943	$17.252	$13.878	$14.475	$14.265	$12.609	$9.914	$8.865	$9.147	$8.529
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	6	7	9	9	13	12	16	19
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.833	$13.575	$14.195	$14.023	$12.427	$9.795	$8.780	$9.082	$8.490	$6.008
Accumulation Unit Value at end of period	$15.517	$16.833	$13.575	$14.195	$14.023	$12.427	$9.795	$8.780	$9.082	$8.490
Number of Accumulation Units outstanding at end of period (in thousands)	9	18	19	29	25	21	25	26	26	20
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.751	$13.515	$14.139	$13.975	$12.390	$9.771	$8.763	$9.070	$8.482	$6.006
Accumulation Unit Value at end of period	$15.434	$16.751	$13.515	$14.139	$13.975	$12.390	$9.771	$8.763	$9.070	$8.482
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.995	$22.644	$23.748	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462	$10.265
Accumulation Unit Value at end of period	$25.729	$27.995	$22.644	$23.748	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	4	4	3	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.083	$14.175	$14.376	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546
Accumulation Unit Value at end of period	$16.322	$19.083	$14.175	$14.376	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009
Number of Accumulation Units outstanding at end of period (in thousands)	112	133	172	240	317	432	946	1,091	1,143	1,213
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.528	$13.804	$14.042	$13.756	$13.689	$10.948	$9.193	$10.207	$8.960	$6.530
Accumulation Unit Value at end of period	$15.800	$18.528	$13.804	$14.042	$13.756	$13.689	$10.948	$9.193	$10.207	$8.960
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	26	48	55	66	100	107	104	100
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.168	$13.562	$13.824	$13.569	$13.531	$10.843	$9.123	$10.149	$8.927	$6.519
Accumulation Unit Value at end of period	$15.461	$18.168	$13.562	$13.824	$13.569	$13.531	$10.843	$9.123	$10.149	$8.927
Number of Accumulation Units outstanding at end of period (in thousands)	27	33	41	46	90	130	224	264	279	296
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.727	$13.266	$13.556	$13.340	$13.335	$10.713	$9.036	$10.078	$8.886	$6.505
Accumulation Unit Value at end of period	$15.048	$17.727	$13.266	$13.556	$13.340	$13.335	$10.713	$9.036	$10.078	$8.886
Number of Accumulation Units outstanding at end of period (in thousands)	68	104	114	176	184	126	60	62	73	47
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.640	$13.208	$13.503	$13.294	$13.296	$10.687	$9.019	$10.064	$8.878	$6.503
Accumulation Unit Value at end of period	$14.967	$17.640	$13.208	$13.503	$13.294	$13.296	$10.687	$9.019	$10.064	$8.878
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	15	19	21	30	33	33	33
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.246	$21.202	$21.729	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503	$10.649
Accumulation Unit Value at end of period	$23.906	$28.246	$21.202	$21.729	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	10	10	10	10	9	9	8	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.205	$17.541	$15.959	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755
Accumulation Unit Value at end of period	$18.339	$20.205	$17.541	$15.959	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539
Number of Accumulation Units outstanding at end of period (in thousands)	42	53	27	45	76	80	111	80	77	94
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.618	$17.083	$15.588	$15.355	$14.126	$10.915	$9.506	$9.685	$8.493	$6.739
Accumulation Unit Value at end of period	$17.752	$19.618	$17.083	$15.588	$15.355	$14.126	$10.915	$9.506	$9.685	$8.493
Number of Accumulation Units outstanding at end of period (in thousands)	35	36	30	64	53	47	48	45	22	17
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.236	$16.784	$15.346	$15.147	$13.962	$10.810	$9.434	$9.631	$8.462	$6.727
Accumulation Unit Value at end of period	$17.372	$19.236	$16.784	$15.346	$15.147	$13.962	$10.810	$9.434	$9.631	$8.462
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	13	13	14	73	17	23
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.770	$16.417	$15.049	$14.890	$13.760	$10.680	$9.344	$9.563	$8.423	$6.713
Accumulation Unit Value at end of period	$16.908	$18.770	$16.417	$15.049	$14.890	$13.760	$10.680	$9.344	$9.563	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	12	13	17	16	17	20	11	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.677	$16.345	$14.990	$14.840	$13.720	$10.654	$9.326	$9.549	$8.415	$6.711
Accumulation Unit Value at end of period	$16.817	$18.677	$16.345	$14.990	$14.840	$13.720	$10.654	$9.326	$9.549	$8.415
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	3	3	—	4	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.314	$24.840	$22.838	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015	$10.404
Accumulation Unit Value at end of period	$25.430	$28.314	$24.840	$22.838	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	7	7	7	7	6	6	4	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.121	$20.553	$17.686	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766
Accumulation Unit Value at end of period	$20.428	$23.121	$20.553	$17.686	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147
Number of Accumulation Units outstanding at end of period (in thousands)	137	166	213	279	353	490	718	845	940	1,004
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.449	$20.016	$17.275	$18.684	$16.995	$12.274	$10.594	$11.022	$9.097	$6.749
Accumulation Unit Value at end of period	$19.775	$22.449	$20.016	$17.275	$18.684	$16.995	$12.274	$10.594	$11.022	$9.097
Number of Accumulation Units outstanding at end of period (in thousands)	25	30	38	65	68	61	103	124	135	152
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.013	$19.665	$17.007	$18.431	$16.798	$12.156	$10.513	$10.960	$9.063	$6.738
Accumulation Unit Value at end of period	$19.351	$22.013	$19.665	$17.007	$18.431	$16.798	$12.156	$10.513	$10.960	$9.063
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	17	28	53	76	91	109	125	177
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.478	$19.236	$16.677	$18.119	$16.555	$12.010	$10.413	$10.882	$9.022	$6.724
Accumulation Unit Value at end of period	$18.834	$21.478	$19.236	$16.677	$18.119	$16.555	$12.010	$10.413	$10.882	$9.022
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	40	52	61	68	59	68	76	73
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.373	$19.151	$16.612	$18.057	$16.507	$11.981	$10.393	$10.867	$9.014	$6.721
Accumulation Unit Value at end of period	$18.733	$21.373	$19.151	$16.612	$18.057	$16.507	$11.981	$10.393	$10.867	$9.014
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	7	7	8	13	15	15	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.575	$30.160	$26.227	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446	$10.798
Accumulation Unit Value at end of period	$29.353	$33.575	$30.160	$26.227	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	10	10	10	9	11	10	9

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.343	$13.558	$13.022	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116
Accumulation Unit Value at end of period	$14.026	$14.343	$13.558	$13.022	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919
Number of Accumulation Units outstanding at end of period (in thousands)	682	805	918	1,130	1,362	1,836	2,384	2,441	2,712	2,756
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.926	$13.203	$12.720	$13.228	$13.388	$12.612	$11.485	$12.046	$10.859	$7.099
Accumulation Unit Value at end of period	$13.577	$13.926	$13.203	$12.720	$13.228	$13.388	$12.612	$11.485	$12.046	$10.859
Number of Accumulation Units outstanding at end of period (in thousands)	130	153	180	224	241	245	324	340	383	389
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.655	$12.972	$12.522	$13.049	$13.233	$12.491	$11.398	$11.978	$10.819	$7.087
Accumulation Unit Value at end of period	$13.286	$13.655	$12.972	$12.522	$13.049	$13.233	$12.491	$11.398	$11.978	$10.819
Number of Accumulation Units outstanding at end of period (in thousands)	48	61	86	147	230	273	332	346	391	378
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.323	$12.688	$12.279	$12.828	$13.041	$12.341	$11.289	$11.894	$10.769	$7.072
Accumulation Unit Value at end of period	$12.931	$13.323	$12.688	$12.279	$12.828	$13.041	$12.341	$11.289	$11.894	$10.769
Number of Accumulation Units outstanding at end of period (in thousands)	101	111	151	196	261	255	215	213	234	236
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.258	$12.633	$12.231	$12.784	$13.003	$12.311	$11.267	$11.877	$10.759	$7.069
Accumulation Unit Value at end of period	$12.861	$13.258	$12.633	$12.231	$12.784	$13.003	$12.311	$11.267	$11.877	$10.759
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	8	10	14	15	20	21	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.140	$18.283	$17.746	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847	$10.437
Accumulation Unit Value at end of period	$18.521	$19.140	$18.283	$17.746	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	25	28	28	24	23	25	24	23

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.604	$15.455	$14.665	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930
Accumulation Unit Value at end of period	$16.123	$17.604	$15.455	$14.665	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253
Number of Accumulation Units outstanding at end of period (in thousands)	22	34	47	52	140	149	266	241	248	267
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.092	$15.051	$14.324	$14.523	$13.479	$11.457	$10.189	$10.392	$9.202	$6.912
Accumulation Unit Value at end of period	$15.607	$17.092	$15.051	$14.324	$14.523	$13.479	$11.457	$10.189	$10.392	$9.202
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	12	13	16	16	64	68	72	72
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.759	$14.787	$14.101	$14.326	$13.323	$11.346	$10.111	$10.333	$9.168	$6.901
Accumulation Unit Value at end of period	$15.273	$16.759	$14.787	$14.101	$14.326	$13.323	$11.346	$10.111	$10.333	$9.168
Number of Accumulation Units outstanding at end of period (in thousands)	36	38	40	42	45	46	51	45	55	41
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.352	$14.464	$13.828	$14.083	$13.130	$11.210	$10.015	$10.260	$9.126	$6.886
Accumulation Unit Value at end of period	$14.865	$16.352	$14.464	$13.828	$14.083	$13.130	$11.210	$10.015	$10.260	$9.126
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	12	13	15	20	18	12	11	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.272	$14.400	$13.774	$14.035	$13.092	$11.183	$9.995	$10.245	$9.118	$6.883
Accumulation Unit Value at end of period	$14.784	$16.272	$14.400	$13.774	$14.035	$13.092	$11.183	$9.995	$10.245	$9.118
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.148	$21.424	$20.543	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805	$10.448
Accumulation Unit Value at end of period	$21.886	$24.148	$21.424	$20.543	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	7	7	6	6	4	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.142	$8.913	$9.252	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082
Accumulation Unit Value at end of period	$8.901	$11.142	$8.913	$9.252	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	13	17	23	41	43	47	51	55
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.818	$8.680	$9.037	$9.166	$9.986	$7.919	$6.597	$8.066	$7.445	$6.067
Accumulation Unit Value at end of period	$8.616	$10.818	$8.680	$9.037	$9.166	$9.986	$7.919	$6.597	$8.066	$7.445
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	13	9	9	9	11	12	9
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.607	$8.528	$8.897	$9.041	$9.870	$7.842	$6.546	$8.020	$7.418	$6.057
Accumulation Unit Value at end of period	$8.431	$10.607	$8.528	$8.897	$9.041	$9.870	$7.842	$6.546	$8.020	$7.418
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	5	2	2	5	9	11	11
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.350	$8.341	$8.724	$8.888	$9.727	$7.748	$6.484	$7.963	$7.384	$6.044
Accumulation Unit Value at end of period	$8.206	$10.350	$8.341	$8.724	$8.888	$9.727	$7.748	$6.484	$7.963	$7.384
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	15	16	15	15	14	11	10	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.299	$8.305	$8.690	$8.858	$9.698	$7.729	$6.471	$7.952	$7.377	$6.042
Accumulation Unit Value at end of period	$8.161	$10.299	$8.305	$8.690	$8.858	$9.698	$7.729	$6.471	$7.952	$7.377
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.813	$14.399	$15.105	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017	$10.687
Accumulation Unit Value at end of period	$14.080	$17.813	$14.399	$15.105	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	3	3	2	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.200	$8.283	$8.296	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888
Accumulation Unit Value at end of period	$8.299	$10.200	$8.283	$8.296	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	14	22	26	28	38	38	33	39
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.904	$8.066	$8.103	$8.397	$9.423	$7.830	$6.534	$7.698	$7.298	$5.874
Accumulation Unit Value at end of period	$8.034	$9.904	$8.066	$8.103	$8.397	$9.423	$7.830	$6.534	$7.698	$7.298
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	6	6	5	6	5	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.711	$7.925	$7.977	$8.283	$9.313	$7.755	$6.484	$7.654	$7.271	$5.864
Accumulation Unit Value at end of period	$7.861	$9.711	$7.925	$7.977	$8.283	$9.313	$7.755	$6.484	$7.654	$7.271
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	5	5	4	5	6	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.475	$7.752	$7.822	$8.143	$9.178	$7.662	$6.423	$7.600	$7.238	$5.851
Accumulation Unit Value at end of period	$7.651	$9.475	$7.752	$7.822	$8.143	$9.178	$7.662	$6.423	$7.600	$7.238
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	10	10	11	11	11	10	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.428	$7.717	$7.791	$8.115	$9.151	$7.643	$6.410	$7.589	$7.231	$5.849
Accumulation Unit Value at end of period	$7.610	$9.428	$7.717	$7.791	$8.115	$9.151	$7.643	$6.410	$7.589	$7.231
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.936	$13.897	$14.066	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251	$10.746
Accumulation Unit Value at end of period	$13.635	$16.936	$13.897	$14.066	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	4	4	2	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.801	$19.526	$15.508	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599
Accumulation Unit Value at end of period	$16.449	$20.801	$19.526	$15.508	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	29	34	45	58	54	70	56	52
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.196	$19.015	$15.147	$16.065	$15.774	$11.475	$9.920	$10.575	$8.525	$6.582
Accumulation Unit Value at end of period	$15.923	$20.196	$19.015	$15.147	$16.065	$15.774	$11.475	$9.920	$10.575	$8.525
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	6	8	13	13	17	20	5	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.803	$18.682	$14.912	$15.847	$15.591	$11.365	$9.844	$10.515	$8.493	$6.571
Accumulation Unit Value at end of period	$15.581	$19.803	$18.682	$14.912	$15.847	$15.591	$11.365	$9.844	$10.515	$8.493
Number of Accumulation Units outstanding at end of period (in thousands)	1	6	13	6	7	15	7	7	8	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.322	$18.273	$14.622	$15.578	$15.365	$11.228	$9.750	$10.441	$8.455	$6.558
Accumulation Unit Value at end of period	$15.165	$19.322	$18.273	$14.622	$15.578	$15.365	$11.228	$9.750	$10.441	$8.455
Number of Accumulation Units outstanding at end of period (in thousands)	10	7	24	12	14	20	13	12	7	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.227	$18.193	$14.565	$15.525	$15.321	$11.201	$9.731	$10.426	$8.447	$6.555
Accumulation Unit Value at end of period	$15.083	$19.227	$18.193	$14.565	$15.525	$15.321	$11.201	$9.731	$10.426	$8.447
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.704	$29.125	$23.376	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761	$10.706
Accumulation Unit Value at end of period	$24.026	$30.704	$29.125	$23.376	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.461	$7.550	$6.516	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080
Accumulation Unit Value at end of period	$8.697	$10.461	$7.550	$6.516	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652
Number of Accumulation Units outstanding at end of period (in thousands)	116	124	136	207	299	353	517	502	556	495
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.157	$7.352	$6.364	$8.050	$8.933	$9.171	$8.238	$9.947	$8.605	$5.068
Accumulation Unit Value at end of period	$8.419	$10.157	$7.352	$6.364	$8.050	$8.933	$9.171	$8.238	$9.947	$8.605
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	30	42	54	101	107	98	100	76
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.959	$7.223	$6.265	$7.940	$8.830	$9.082	$8.175	$9.891	$8.573	$5.059
Accumulation Unit Value at end of period	$8.238	$9.959	$7.223	$6.265	$7.940	$8.830	$9.082	$8.175	$9.891	$8.573
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	25	39	67	70	77	85	96	150
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.717	$7.065	$6.144	$7.806	$8.702	$8.973	$8.097	$9.821	$8.534	$5.048
Accumulation Unit Value at end of period	$8.018	$9.717	$7.065	$6.144	$7.806	$8.702	$8.973	$8.097	$9.821	$8.534
Number of Accumulation Units outstanding at end of period (in thousands)	53	58	78	78	103	121	107	132	132	98
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.669	$7.034	$6.120	$7.779	$8.676	$8.952	$8.082	$9.807	$8.526	$5.046
Accumulation Unit Value at end of period	$7.975	$9.669	$7.034	$6.120	$7.779	$8.676	$8.952	$8.082	$9.807	$8.526
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	11	12	13	13	16	16	19	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.493	$14.216	$12.399	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536	$10.405
Accumulation Unit Value at end of period	$16.037	$19.493	$14.216	$12.399	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	5	4	4	3	4	3	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.405	$9.902	$9.363	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417
Accumulation Unit Value at end of period	$9.513	$11.405	$9.902	$9.363	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673
Number of Accumulation Units outstanding at end of period (in thousands)	486	518	698	786	915	1,254	598	600	561	312
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.073	$9.643	$9.145	$9.950	$11.382	$9.409	$8.089	$9.204	$8.625	$6.401
Accumulation Unit Value at end of period	$9.208	$11.073	$9.643	$9.145	$9.950	$11.382	$9.409	$8.089	$9.204	$8.625
Number of Accumulation Units outstanding at end of period (in thousands)	121	131	156	189	202	182	103	111	94	51
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.857	$9.474	$9.003	$9.814	$11.250	$9.318	$8.027	$9.152	$8.593	$6.390
Accumulation Unit Value at end of period	$9.011	$10.857	$9.474	$9.003	$9.814	$11.250	$9.318	$8.027	$9.152	$8.593
Number of Accumulation Units outstanding at end of period (in thousands)	10	14	15	19	39	43	31	33	31	34
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.593	$9.267	$8.828	$9.648	$11.087	$9.206	$7.950	$9.087	$8.554	$6.377
Accumulation Unit Value at end of period	$8.770	$10.593	$9.267	$8.828	$9.648	$11.087	$9.206	$7.950	$9.087	$8.554
Number of Accumulation Units outstanding at end of period (in thousands)	33	34	50	65	61	56	45	41	42	25
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.541	$9.226	$8.794	$9.615	$11.055	$9.184	$7.935	$9.074	$8.546	$6.374
Accumulation Unit Value at end of period	$8.723	$10.541	$9.226	$8.794	$9.615	$11.055	$9.184	$7.935	$9.074	$8.546
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	9	13	13	13	12	18	20	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.307	$15.186	$14.510	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315	$10.704
Accumulation Unit Value at end of period	$14.285	$17.307	$15.186	$14.510	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	3	5	5	5	5	6	7	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.140	$14.070	$13.849	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922
Accumulation Unit Value at end of period	$14.229	$14.140	$14.070	$13.849	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620
Number of Accumulation Units outstanding at end of period (in thousands)	580	771	946	1,125	1,377	1,687	2,675	2,760	2,843	2,361
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.729	$13.702	$13.528	$14.370	$14.351	$14.355	$12.681	$13.004	$11.556	$9.897
Accumulation Unit Value at end of period	$13.774	$13.729	$13.702	$13.528	$14.370	$14.351	$14.355	$12.681	$13.004	$11.556
Number of Accumulation Units outstanding at end of period (in thousands)	144	168	203	231	267	285	453	475	488	423
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.461	$13.462	$13.317	$14.175	$14.185	$14.217	$12.584	$12.930	$11.514	$9.881
Accumulation Unit Value at end of period	$13.478	$13.461	$13.462	$13.317	$14.175	$14.185	$14.217	$12.584	$12.930	$11.514
Number of Accumulation Units outstanding at end of period (in thousands)	30	38	49	79	132	165	270	283	308	294
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.134	$13.168	$13.059	$13.935	$13.979	$14.046	$12.464	$12.839	$11.461	$9.860
Accumulation Unit Value at end of period	$13.118	$13.134	$13.168	$13.059	$13.935	$13.979	$14.046	$12.464	$12.839	$11.461
Number of Accumulation Units outstanding at end of period (in thousands)	147	172	221	307	391	395	358	395	367	191
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.070	$13.109	$13.008	$13.887	$13.939	$14.012	$12.440	$12.821	$11.450	$9.856
Accumulation Unit Value at end of period	$13.047	$13.070	$13.109	$13.008	$13.887	$13.939	$14.012	$12.440	$12.821	$11.450
Number of Accumulation Units outstanding at end of period (in thousands)	15	25	28	33	41	46	55	65	75	53
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.812	$13.889	$13.816	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345	$10.653
Accumulation Unit Value at end of period	$13.754	$13.812	$13.889	$13.816	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	26	43	43	44	41	46	33	27

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.781	$11.788	$10.904	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354
Accumulation Unit Value at end of period	$11.584	$13.781	$11.788	$10.904	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220
Number of Accumulation Units outstanding at end of period (in thousands)	429	502	686	789	1,050	1,559	1,968	2,128	2,141	2,067
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.380	$11.479	$10.650	$11.574	$12.104	$9.410	$7.897	$8.637	$8.174	$6.338
Accumulation Unit Value at end of period	$11.214	$13.380	$11.479	$10.650	$11.574	$12.104	$9.410	$7.897	$8.637	$8.174
Number of Accumulation Units outstanding at end of period (in thousands)	95	103	127	153	181	182	204	214	226	231
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.119	$11.278	$10.485	$11.417	$11.963	$9.319	$7.836	$8.589	$8.144	$6.328
Accumulation Unit Value at end of period	$10.973	$13.119	$11.278	$10.485	$11.417	$11.963	$9.319	$7.836	$8.589	$8.144
Number of Accumulation Units outstanding at end of period (in thousands)	17	20	27	52	114	134	182	206	257	253
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.800	$11.032	$10.281	$11.224	$11.790	$9.207	$7.762	$8.528	$8.107	$6.315
Accumulation Unit Value at end of period	$10.680	$12.800	$11.032	$10.281	$11.224	$11.790	$9.207	$7.762	$8.528	$8.107
Number of Accumulation Units outstanding at end of period (in thousands)	50	80	96	126	127	112	98	100	106	63
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.738	$10.983	$10.241	$11.185	$11.756	$9.185	$7.747	$8.516	$8.100	$6.312
Accumulation Unit Value at end of period	$10.622	$12.738	$10.983	$10.241	$11.185	$11.756	$9.185	$7.747	$8.516	$8.100
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	22	24	31	30	29	29	29
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.975	$18.131	$16.948	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607	$10.630
Accumulation Unit Value at end of period	$17.447	$20.975	$18.131	$16.948	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	2	3	2	2	1

Access Shares

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.465	$12.725	$12.393	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334
Accumulation Unit Value at end of period	$13.310	$14.465	$12.725	$12.393	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	36	37	31	18	19	21	93	94
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.045	$12.392	$12.105	$12.192	$11.612	$10.189	$9.168	$9.648	$8.924	$7.316
Accumulation Unit Value at end of period	$12.884	$14.045	$12.392	$12.105	$12.192	$11.612	$10.189	$9.168	$9.648	$8.924
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	113	123	139	139	131	131	123	98
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.771	$12.175	$11.917	$12.026	$11.478	$10.091	$9.098	$9.594	$8.892	$7.304
Accumulation Unit Value at end of period	$12.608	$13.771	$12.175	$11.917	$12.026	$11.478	$10.091	$9.098	$9.594	$8.892
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.437	$11.910	$11.686	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851	$7.288
Accumulation Unit Value at end of period	$12.271	$13.437	$11.910	$11.686	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	4	4	4	8	10	18
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.371	$11.857	$11.640	$11.782	$11.279	$9.946	$8.994	$9.513	$8.843	$7.285
Accumulation Unit Value at end of period	$12.205	$13.371	$11.857	$11.640	$11.782	$11.279	$9.946	$8.994	$9.513	$8.843
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.844	$16.752	$16.487	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714	$10.501
Accumulation Unit Value at end of period	$17.158	$18.844	$16.752	$16.487	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.672	$7.307	$7.998	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434
Accumulation Unit Value at end of period	$7.835	$9.672	$7.307	$7.998	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	11	10	10	29
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.391	$7.116	$7.812	$8.147	$8.431	$7.590	$6.720	$8.166	$7.398	$5.420
Accumulation Unit Value at end of period	$7.585	$9.391	$7.116	$7.812	$8.147	$8.431	$7.590	$6.720	$8.166	$7.398
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	18	22	33	30	26	17	24	31
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.208	$6.991	$7.691	$8.037	$8.333	$7.517	$6.668	$8.119	$7.371	$5.411
Accumulation Unit Value at end of period	$7.422	$9.208	$6.991	$7.691	$8.037	$8.333	$7.517	$6.668	$8.119	$7.371
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	2	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.985	$6.839	$7.542	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337	$5.400
Accumulation Unit Value at end of period	$7.224	$8.985	$6.839	$7.542	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	17	21	21	26	27
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.941	$6.809	$7.512	$7.874	$8.189	$7.409	$6.592	$8.051	$7.330	$5.398
Accumulation Unit Value at end of period	$7.185	$8.941	$6.809	$7.512	$7.874	$8.189	$7.409	$6.592	$8.051	$7.330
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.371	$13.262	$14.669	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531	$10.727
Accumulation Unit Value at end of period	$13.925	$17.371	$13.262	$14.669	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.268	$6.723	$6.893	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123
Accumulation Unit Value at end of period	$6.261	$8.268	$6.723	$6.893	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767
Number of Accumulation Units outstanding at end of period (in thousands)	41	39	47	49	54	56	104	115	116	136
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.028	$6.547	$6.733	$6.708	$7.316	$6.082	$5.433	$6.880	$6.730	$5.110
Accumulation Unit Value at end of period	$6.061	$8.028	$6.547	$6.733	$6.708	$7.316	$6.082	$5.433	$6.880	$6.730
Number of Accumulation Units outstanding at end of period (in thousands)	77	78	107	146	169	151	128	134	118	103
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.872	$6.432	$6.628	$6.617	$7.231	$6.023	$5.392	$6.842	$6.705	$5.102
Accumulation Unit Value at end of period	$5.931	$7.872	$6.432	$6.628	$6.617	$7.231	$6.023	$5.392	$6.842	$6.705
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	4	6	9	9	9	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.680	$6.292	$6.500	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675	$5.091
Accumulation Unit Value at end of period	$5.772	$7.680	$6.292	$6.500	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	18	20	17	23	30	36	33	32
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.643	$6.264	$6.475	$6.483	$7.106	$5.936	$5.330	$6.784	$6.669	$5.089
Accumulation Unit Value at end of period	$5.741	$7.643	$6.264	$6.475	$6.483	$7.106	$5.936	$5.330	$6.784	$6.669
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	3	3	4	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.573	$12.796	$13.259	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863	$10.605
Accumulation Unit Value at end of period	$11.669	$15.573	$12.796	$13.259	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.292	$20.093	$16.377	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672
Accumulation Unit Value at end of period	$18.564	$22.292	$20.093	$16.377	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	6	5	9	12	25	26	37	29
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.645	$19.568	$15.997	$17.305	$16.205	$12.011	$10.344	$11.548	$9.307	$6.656
Accumulation Unit Value at end of period	$17.971	$21.645	$19.568	$15.997	$17.305	$16.205	$12.011	$10.344	$11.548	$9.307
Number of Accumulation Units outstanding at end of period (in thousands)	16	24	35	31	35	35	29	32	105	18
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.224	$19.225	$15.748	$17.071	$16.017	$11.896	$10.265	$11.483	$9.273	$6.644
Accumulation Unit Value at end of period	$17.586	$21.224	$19.225	$15.748	$17.071	$16.017	$11.896	$10.265	$11.483	$9.273
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	4	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.709	$18.805	$15.443	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231	$6.631
Accumulation Unit Value at end of period	$17.116	$20.709	$18.805	$15.443	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	4	5	6	7	12	11	13
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.607	$18.723	$15.383	$16.725	$15.740	$11.725	$10.147	$11.386	$9.222	$6.628
Accumulation Unit Value at end of period	$17.024	$20.607	$18.723	$15.383	$16.725	$15.740	$11.725	$10.147	$11.386	$9.222
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	—	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.180	$30.222	$24.892	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149	$10.915
Accumulation Unit Value at end of period	$27.343	$33.180	$30.222	$24.892	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.551	$13.064	$11.940	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390
Accumulation Unit Value at end of period	$12.110	$14.551	$13.064	$11.940	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	2	2	8
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.128	$12.722	$11.662	$12.817	$11.804	$8.823	$7.790	$8.260	$7.563	$6.375
Accumulation Unit Value at end of period	$11.723	$14.128	$12.722	$11.662	$12.817	$11.804	$8.823	$7.790	$8.260	$7.563
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	8	12	13	26	9	9	3	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.853	$12.499	$11.481	$12.643	$11.667	$8.738	$7.731	$8.213	$7.535	$6.364
Accumulation Unit Value at end of period	$11.471	$13.853	$12.499	$11.481	$12.643	$11.667	$8.738	$7.731	$8.213	$7.535
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.517	$12.226	$11.259	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501	$6.351
Accumulation Unit Value at end of period	$11.165	$13.517	$12.226	$11.259	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.450	$12.173	$11.215	$12.387	$11.465	$8.612	$7.642	$8.144	$7.494	$6.348
Accumulation Unit Value at end of period	$11.105	$13.450	$12.173	$11.215	$12.387	$11.465	$8.612	$7.642	$8.144	$7.494
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.574	$19.573	$18.078	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263	$10.414
Accumulation Unit Value at end of period	$17.767	$21.574	$19.573	$18.078	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.416	$10.278	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.746	$10.416	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	79	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.403	$10.269	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.704	$10.403	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	215	241	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.394	$10.263	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.676	$10.394	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	11	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.383	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.642	$10.383	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.381	$10.254	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.635	$10.381	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.370	$10.247	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.601	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.860	$10.285	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.724	$10.860	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	37	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.846	$10.276	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.683	$10.846	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	248	288	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.836	$10.270	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.655	$10.836	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	7	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.825	$10.263	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.621	$10.825	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.823	$10.261	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.614	$10.823	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.811	$10.254	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.580	$10.811	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.978	$9.960	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.723	$9.978	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	428	482	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.966	$9.952	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.682	$9.966	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	304	370	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.957	$9.946	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.654	$9.957	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.947	$9.939	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.620	$9.947	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	55	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.944	$9.938	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.613	$9.944	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.934	$9.930	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.579	$9.934	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.947	$9.883	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.622	$9.947	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.934	$9.875	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.581	$9.934	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	66	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.926	$9.869	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.553	$9.926	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.915	$9.862	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.519	$9.915	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	6	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.913	$9.861	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.513	$9.913	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.902	$9.853	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.479	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.616	$10.400	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.405	$10.616	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	75	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.603	$10.391	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.365	$10.603	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	206	261	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.593	$10.385	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.338	$10.593	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	14	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.582	$10.378	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.305	$10.582	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	43	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.580	$10.376	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.298	$10.580	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.569	$10.369	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.265	$10.569	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.635	$10.494	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.490	$10.635	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.622	$10.484	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.450	$10.622	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	79	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.613	$10.478	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.423	$10.613	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.601	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.389	$10.601	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.599	$10.469	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.382	$10.599	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.588	$10.462	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.349	$10.588	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.837	$10.527	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.503	$10.837	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	114	121	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.823	$10.518	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.462	$10.823	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	139	150	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.814	$10.512	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.435	$10.814	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.802	$10.504	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.401	$10.802	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.800	$10.502	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.395	$10.800	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.788	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.361	$10.788	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.663	$10.434	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.430	$10.663	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	537	614	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.649	$10.425	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.385	$10.649	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	936	973	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.640	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.356	$10.640	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	10	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.628	$10.412	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.319	$10.628	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	122	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.626	$10.410	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.311	$10.626	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.615	$10.403	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.275	$10.615	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.768	$10.450	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.368	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	323	390	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.754	$10.441	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.324	$10.754	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	389	413	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.745	$10.435	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.295	$10.745	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	14	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.733	$10.427	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.258	$10.733	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	80	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.731	$10.426	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.251	$10.731	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.720	$10.418	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.214	$10.720	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.657	$10.470	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.072	$10.657	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	216	233	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.643	$10.461	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.033	$10.643	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	380	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.634	$10.455	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.007	$10.634	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	13	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.622	$10.447	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.975	$10.622	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	57	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.620	$10.446	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.969	$10.620	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.609	$10.438	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.937	$10.609	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.814	$10.637	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.117	$10.814	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	42	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.800	$10.627	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.078	$10.800	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	142	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.791	$10.621	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.052	$10.791	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.780	$10.614	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.020	$10.780	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.777	$10.612	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.013	$10.777	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.766	$10.604	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.981	$10.766	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.694	$15.638	$14.765	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333
Accumulation Unit Value at end of period	$17.158	$18.694	$15.638	$14.765	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435
Number of Accumulation Units outstanding at end of period (in thousands)	64	60	67	77	71	78	164	183	224	266
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.150	$15.229	$14.422	$14.652	$13.388	$10.430	$9.162	$9.615	$8.389	$6.318
Accumulation Unit Value at end of period	$16.609	$18.150	$15.229	$14.422	$14.652	$13.388	$10.430	$9.162	$9.615	$8.389
Number of Accumulation Units outstanding at end of period (in thousands)	158	198	219	270	306	251	183	164	217	184
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.796	$14.962	$14.197	$14.453	$13.233	$10.329	$9.092	$9.560	$8.358	$6.307
Accumulation Unit Value at end of period	$16.253	$17.796	$14.962	$14.197	$14.453	$13.233	$10.329	$9.092	$9.560	$8.358
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	7	8	12	16	18	49	56
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.364	$14.635	$13.922	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320	$6.294
Accumulation Unit Value at end of period	$15.818	$17.364	$14.635	$13.922	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320
Number of Accumulation Units outstanding at end of period (in thousands)	21	27	42	56	55	79	99	131	138	150
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.279	$14.571	$13.868	$14.160	$13.003	$10.181	$8.988	$9.479	$8.312	$6.291
Accumulation Unit Value at end of period	$15.733	$17.279	$14.571	$13.868	$14.160	$13.003	$10.181	$8.988	$9.479	$8.312
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.421	$23.181	$22.117	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457	$10.211
Accumulation Unit Value at end of period	$24.905	$27.421	$23.181	$22.117	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	5	3	4	6	6	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.431	$16.827	$16.672	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380
Accumulation Unit Value at end of period	$19.049	$20.431	$16.827	$16.672	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	1	1	2	—	1	1
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.837	$16.387	$16.285	$16.445	$15.161	$11.188	$9.336	$9.796	$8.471	$6.364
Accumulation Unit Value at end of period	$18.439	$19.837	$16.387	$16.285	$16.445	$15.161	$11.188	$9.336	$9.796	$8.471
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	13	41	37	27	17	13	19	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.451	$16.100	$16.031	$16.222	$14.985	$11.080	$9.265	$9.741	$8.440	$6.353
Accumulation Unit Value at end of period	$18.044	$19.451	$16.100	$16.031	$16.222	$14.985	$11.080	$9.265	$9.741	$8.440
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.978	$15.748	$15.720	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401	$6.340
Accumulation Unit Value at end of period	$17.562	$18.978	$15.748	$15.720	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	3	3	8	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.885	$15.678	$15.659	$15.892	$14.725	$10.920	$9.159	$9.658	$8.393	$6.337
Accumulation Unit Value at end of period	$17.467	$18.885	$15.678	$15.659	$15.892	$14.725	$10.920	$9.159	$9.658	$8.393
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.736	$25.581	$25.613	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936	$10.549
Accumulation Unit Value at end of period	$28.357	$30.736	$25.581	$25.613	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.874	$14.994	$15.168	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839
Accumulation Unit Value at end of period	$19.455	$19.874	$14.994	$15.168	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346
Number of Accumulation Units outstanding at end of period (in thousands)	2	8	4	4	5	9	38	43	32	64
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.296	$14.602	$14.816	$14.139	$12.993	$9.747	$8.692	$8.870	$7.306	$5.825
Accumulation Unit Value at end of period	$18.832	$19.296	$14.602	$14.816	$14.139	$12.993	$9.747	$8.692	$8.870	$7.306
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	24	49	65	35	40	50	32	33
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.920	$14.346	$14.585	$13.947	$12.842	$9.653	$8.625	$8.820	$7.279	$5.815
Accumulation Unit Value at end of period	$18.428	$18.920	$14.346	$14.585	$13.947	$12.842	$9.653	$8.625	$8.820	$7.279
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	6	6	6	7	7	11	13	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.461	$14.033	$14.302	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246	$5.803
Accumulation Unit Value at end of period	$17.936	$18.461	$14.033	$14.302	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	9	10	5	6	6	7	8	7
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.370	$13.971	$14.246	$13.663	$12.620	$9.514	$8.526	$8.745	$7.239	$5.800
Accumulation Unit Value at end of period	$17.839	$18.370	$13.971	$14.246	$13.663	$12.620	$9.514	$8.526	$8.745	$7.239
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.186	$23.777	$24.306	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538	$10.071
Accumulation Unit Value at end of period	$30.209	$31.186	$23.777	$24.306	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.314	$16.298	$14.812	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415
Accumulation Unit Value at end of period	$16.184	$19.314	$16.298	$14.812	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814
Number of Accumulation Units outstanding at end of period (in thousands)	49	51	58	63	70	78	144	144	152	205
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.753	$15.872	$14.468	$15.004	$14.437	$10.840	$9.653	$11.047	$8.766	$6.399
Accumulation Unit Value at end of period	$15.666	$18.753	$15.872	$14.468	$15.004	$14.437	$10.840	$9.653	$11.047	$8.766
Number of Accumulation Units outstanding at end of period (in thousands)	95	135	163	199	217	211	187	218	267	244
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.387	$15.594	$14.243	$14.800	$14.269	$10.735	$9.579	$10.985	$8.733	$6.388
Accumulation Unit Value at end of period	$15.330	$18.387	$15.594	$14.243	$14.800	$14.269	$10.735	$9.579	$10.985	$8.733
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	3	6	11	14	28	40
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.941	$15.253	$13.966	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693	$6.375
Accumulation Unit Value at end of period	$14.920	$17.941	$15.253	$13.966	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693
Number of Accumulation Units outstanding at end of period (in thousands)	12	20	22	25	28	39	49	70	81	84
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.853	$15.186	$13.912	$14.500	$14.021	$10.581	$9.470	$10.892	$8.685	$6.372
Accumulation Unit Value at end of period	$14.839	$17.853	$15.186	$13.912	$14.500	$14.021	$10.581	$9.470	$10.892	$8.685
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	2	2	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.744	$24.512	$22.511	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267	$10.493
Accumulation Unit Value at end of period	$23.833	$28.744	$24.512	$22.511	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.334	$15.660	$14.577	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330
Accumulation Unit Value at end of period	$14.871	$18.334	$15.660	$14.577	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	7	7	6	3	6	12
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.801	$15.250	$14.238	$15.004	$14.371	$11.262	$9.042	$10.142	$8.189	$5.316
Accumulation Unit Value at end of period	$14.395	$17.801	$15.250	$14.238	$15.004	$14.371	$11.262	$9.042	$10.142	$8.189
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	18	34	47	60	55	60	76	106
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.454	$14.982	$14.016	$14.800	$14.204	$11.153	$8.973	$10.084	$8.159	$5.307
Accumulation Unit Value at end of period	$14.086	$17.454	$14.982	$14.016	$14.800	$14.204	$11.153	$8.973	$10.084	$8.159
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	11
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.030	$14.655	$13.744	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122	$5.296
Accumulation Unit Value at end of period	$13.709	$17.030	$14.655	$13.744	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	7	4	6	9	10
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.946	$14.590	$13.690	$14.500	$13.958	$10.993	$8.870	$9.999	$8.114	$5.294
Accumulation Unit Value at end of period	$13.635	$16.946	$14.590	$13.690	$14.500	$13.958	$10.993	$8.870	$9.999	$8.114
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.607	$29.007	$27.286	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417	$10.738
Accumulation Unit Value at end of period	$26.974	$33.607	$29.007	$27.286	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.529	$14.865	$15.584	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229
Accumulation Unit Value at end of period	$18.780	$18.529	$14.865	$15.584	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	3	5	6	4	5
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.990	$14.476	$15.222	$14.887	$14.331	$10.650	$9.946	$10.671	$9.378	$7.210
Accumulation Unit Value at end of period	$18.179	$17.990	$14.476	$15.222	$14.887	$14.331	$10.650	$9.946	$10.671	$9.378
Number of Accumulation Units outstanding at end of period (in thousands)	12	5	7	19	8	8	8	8	10	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.639	$14.222	$14.985	$14.685	$14.165	$10.548	$9.870	$10.611	$9.344	$7.198
Accumulation Unit Value at end of period	$17.790	$17.639	$14.222	$14.985	$14.685	$14.165	$10.548	$9.870	$10.611	$9.344
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.211	$13.911	$14.695	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301	$7.183
Accumulation Unit Value at end of period	$17.314	$17.211	$13.911	$14.695	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	2	2	2	2	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.126	$13.850	$14.637	$14.387	$13.919	$10.396	$9.757	$10.521	$9.292	$7.180
Accumulation Unit Value at end of period	$17.220	$17.126	$13.850	$14.637	$14.387	$13.919	$10.396	$9.757	$10.521	$9.292
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.402	$18.973	$20.101	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954	$10.035
Accumulation Unit Value at end of period	$23.472	$23.402	$18.973	$20.101	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.013	$13.939	$12.451	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235
Accumulation Unit Value at end of period	$14.108	$15.013	$13.939	$12.451	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630
Number of Accumulation Units outstanding at end of period (in thousands)	159	173	205	251	316	334	530	568	571	803
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.576	$13.574	$12.162	$13.362	$13.042	$11.687	$10.592	$10.565	$9.577	$7.217
Accumulation Unit Value at end of period	$13.657	$14.576	$13.574	$12.162	$13.362	$13.042	$11.687	$10.592	$10.565	$9.577
Number of Accumulation Units outstanding at end of period (in thousands)	218	282	325	431	534	491	316	327	337	248
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.292	$13.336	$11.973	$13.181	$12.891	$11.574	$10.511	$10.505	$9.542	$7.205
Accumulation Unit Value at end of period	$13.364	$14.292	$13.336	$11.973	$13.181	$12.891	$11.574	$10.511	$10.505	$9.542
Number of Accumulation Units outstanding at end of period (in thousands)	1	6	7	8	10	15	28	43	49	61
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.945	$13.045	$11.740	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498	$7.190
Accumulation Unit Value at end of period	$13.007	$13.945	$13.045	$11.740	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498
Number of Accumulation Units outstanding at end of period (in thousands)	25	32	38	52	57	61	95	123	135	158
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.877	$12.988	$11.694	$12.913	$12.667	$11.407	$10.391	$10.416	$9.489	$7.187
Accumulation Unit Value at end of period	$12.936	$13.877	$12.988	$11.694	$12.913	$12.667	$11.407	$10.391	$10.416	$9.489
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.175	$18.929	$17.087	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075	$10.687
Accumulation Unit Value at end of period	$18.761	$20.175	$18.929	$17.087	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	5	5	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$14.466	$13.135	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543
Accumulation Unit Value at end of period	$13.455	$15.431	$14.466	$13.135	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136
Number of Accumulation Units outstanding at end of period (in thousands)	53	60	68	71	76	80	139	186	202	239
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.982	$14.087	$12.830	$13.598	$13.137	$10.510	$9.466	$9.964	$9.086	$7.525
Accumulation Unit Value at end of period	$13.025	$14.982	$14.087	$12.830	$13.598	$13.137	$10.510	$9.466	$9.964	$9.086
Number of Accumulation Units outstanding at end of period (in thousands)	73	101	137	174	190	170	106	106	113	72
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.690	$13.840	$12.630	$13.413	$12.985	$10.409	$9.394	$9.908	$9.053	$7.512
Accumulation Unit Value at end of period	$12.746	$14.690	$13.840	$12.630	$13.413	$12.985	$10.409	$9.394	$9.908	$9.053
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	5	8	23	22
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.334	$13.538	$12.385	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011	$7.496
Accumulation Unit Value at end of period	$12.405	$14.334	$13.538	$12.385	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011
Number of Accumulation Units outstanding at end of period (in thousands)	5	16	21	23	25	25	27	55	50	50
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.263	$13.478	$12.337	$13.141	$12.759	$10.259	$9.286	$9.824	$9.003	$7.493
Accumulation Unit Value at end of period	$12.338	$14.263	$13.478	$12.337	$13.141	$12.759	$10.259	$9.286	$9.824	$9.003
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.880	$17.886	$16.412	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158	$10.144
Accumulation Unit Value at end of period	$16.291	$18.880	$17.886	$16.412	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	7	7	7

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.816	$13.921	$12.213	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692
Accumulation Unit Value at end of period	$13.232	$14.816	$13.921	$12.213	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286
Number of Accumulation Units outstanding at end of period (in thousands)	117	121	130	155	194	226	304	346	361	497
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.385	$13.557	$11.929	$12.818	$12.216	$9.733	$8.695	$8.971	$8.241	$6.675
Accumulation Unit Value at end of period	$12.809	$14.385	$13.557	$11.929	$12.818	$12.216	$9.733	$8.695	$8.971	$8.241
Number of Accumulation Units outstanding at end of period (in thousands)	169	213	240	318	352	345	289	317	334	239
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.105	$13.319	$11.744	$12.643	$12.074	$9.639	$8.628	$8.920	$8.210	$6.664
Accumulation Unit Value at end of period	$12.534	$14.105	$13.319	$11.744	$12.643	$12.074	$9.639	$8.628	$8.920	$8.210
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	4	6	9	19	21	24	26
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.762	$13.028	$11.516	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173	$6.650
Accumulation Unit Value at end of period	$12.199	$13.762	$13.028	$11.516	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173
Number of Accumulation Units outstanding at end of period (in thousands)	34	44	47	60	63	71	86	90	92	90
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.695	$12.971	$11.471	$12.387	$11.865	$9.500	$8.529	$8.844	$8.165	$6.648
Accumulation Unit Value at end of period	$12.133	$13.695	$12.971	$11.471	$12.387	$11.865	$9.500	$8.529	$8.844	$8.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.772	$19.723	$17.486	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635	$10.312
Accumulation Unit Value at end of period	$18.357	$20.772	$19.723	$17.486	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	6	6	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.508	$18.866	$14.748	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986
Accumulation Unit Value at end of period	$17.539	$20.508	$18.866	$14.748	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	22	25	27	29	44	47	54	65
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.911	$18.373	$14.405	$15.891	$16.135	$12.092	$10.431	$11.071	$8.814	$6.968
Accumulation Unit Value at end of period	$16.978	$19.911	$18.373	$14.405	$15.891	$16.135	$12.092	$10.431	$11.071	$8.814
Number of Accumulation Units outstanding at end of period (in thousands)	55	50	67	71	78	75	73	105	156	75
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.523	$18.051	$14.181	$15.675	$15.947	$11.976	$10.351	$11.008	$8.781	$6.956
Accumulation Unit Value at end of period	$16.614	$19.523	$18.051	$14.181	$15.675	$15.947	$11.976	$10.351	$11.008	$8.781
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	3	5	17	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.049	$17.656	$13.905	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741	$6.942
Accumulation Unit Value at end of period	$16.170	$19.049	$17.656	$13.905	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	10	10	12	9	12	13	16
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.955	$17.578	$13.851	$15.357	$15.671	$11.803	$10.233	$10.915	$8.733	$6.939
Accumulation Unit Value at end of period	$16.082	$18.955	$17.578	$13.851	$15.357	$15.671	$11.803	$10.233	$10.915	$8.733
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.362	$26.367	$20.828	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331	$10.619
Accumulation Unit Value at end of period	$24.003	$28.362	$26.367	$20.828	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.329	$16.207	$15.846	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434
Accumulation Unit Value at end of period	$17.966	$19.329	$16.207	$15.846	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	9	10	7	7	30	22	30	24
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.767	$15.783	$15.478	$16.240	$15.428	$11.406	$10.504	$11.275	$9.022	$6.417
Accumulation Unit Value at end of period	$17.391	$18.767	$15.783	$15.478	$16.240	$15.428	$11.406	$10.504	$11.275	$9.022
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	19	34	31	30	21	22	50	55
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.401	$15.507	$15.237	$16.020	$15.249	$11.296	$10.423	$11.211	$8.989	$6.407
Accumulation Unit Value at end of period	$17.018	$18.401	$15.507	$15.237	$16.020	$15.249	$11.296	$10.423	$11.211	$8.989
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	3	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.954	$15.168	$14.941	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948	$6.393
Accumulation Unit Value at end of period	$16.563	$17.954	$15.168	$14.941	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	5	6	6	10	8	9	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.866	$15.101	$14.883	$15.694	$14.984	$11.134	$10.304	$11.116	$8.940	$6.391
Accumulation Unit Value at end of period	$16.474	$17.866	$15.101	$14.883	$15.694	$14.984	$11.134	$10.304	$11.116	$8.940
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.468	$23.275	$22.996	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022	$10.049
Accumulation Unit Value at end of period	$25.264	$27.468	$23.275	$22.996	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.634	$13.276	$12.519	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707
Accumulation Unit Value at end of period	$13.105	$13.634	$13.276	$12.519	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745
Number of Accumulation Units outstanding at end of period (in thousands)	124	131	154	185	215	230	406	439	471	571
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.238	$12.928	$12.228	$12.992	$13.026	$12.881	$11.664	$11.613	$10.686	$8.685
Accumulation Unit Value at end of period	$12.686	$13.238	$12.928	$12.228	$12.992	$13.026	$12.881	$11.664	$11.613	$10.686
Number of Accumulation Units outstanding at end of period (in thousands)	200	226	269	344	402	371	272	290	315	246
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.980	$12.702	$12.038	$12.815	$12.875	$12.757	$11.575	$11.548	$10.646	$8.670
Accumulation Unit Value at end of period	$12.414	$12.980	$12.702	$12.038	$12.815	$12.875	$12.757	$11.575	$11.548	$10.646
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	4	5	9	12	26	35	36	36
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.665	$12.425	$11.804	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598	$8.652
Accumulation Unit Value at end of period	$12.082	$12.665	$12.425	$11.804	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598
Number of Accumulation Units outstanding at end of period (in thousands)	30	41	66	77	108	128	122	116	129	110
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.603	$12.370	$11.758	$12.555	$12.651	$12.573	$11.442	$11.450	$10.588	$8.649
Accumulation Unit Value at end of period	$12.017	$12.603	$12.370	$11.758	$12.555	$12.651	$12.573	$11.442	$11.450	$10.588
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	2	3	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.947	$14.708	$14.016	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811	$10.491
Accumulation Unit Value at end of period	$14.217	$14.947	$14.708	$14.016	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	1	2	2	2	3	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.817	$14.798	$14.195	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195
Accumulation Unit Value at end of period	$15.667	$16.817	$14.798	$14.195	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217
Number of Accumulation Units outstanding at end of period (in thousands)	27	38	75	73	70	69	75	116	138	152
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.328	$14.411	$13.865	$14.120	$13.121	$11.045	$10.059	$10.075	$9.166	$7.177
Accumulation Unit Value at end of period	$15.166	$16.328	$14.411	$13.865	$14.120	$13.121	$11.045	$10.059	$10.075	$9.166
Number of Accumulation Units outstanding at end of period (in thousands)	49	42	64	69	57	95	32	34	42	19
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.010	$14.158	$13.649	$13.928	$12.968	$10.939	$9.982	$10.018	$9.133	$7.165
Accumulation Unit Value at end of period	$14.840	$16.010	$14.158	$13.649	$13.928	$12.968	$10.939	$9.982	$10.018	$9.133
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	2	—	—	4	4	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.621	$13.849	$13.384	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091	$7.150
Accumulation Unit Value at end of period	$14.444	$15.621	$13.849	$13.384	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091
Number of Accumulation Units outstanding at end of period (in thousands)	14	21	21	11	11	10	19	22	8	10
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.544	$13.788	$13.332	$13.645	$12.743	$10.781	$9.868	$9.933	$9.082	$7.147
Accumulation Unit Value at end of period	$14.366	$15.544	$13.788	$13.332	$13.645	$12.743	$10.781	$9.868	$9.933	$9.082
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.018	$19.579	$18.979	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355
Accumulation Unit Value at end of period	$20.298	$22.018	$19.579	$18.979	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.267	$14.379	$13.860	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820
Accumulation Unit Value at end of period	$15.794	$17.267	$14.379	$13.860	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335
Number of Accumulation Units outstanding at end of period (in thousands)	233	269	340	368	443	493	884	1,055	1,217	1,398
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.764	$14.003	$13.538	$13.673	$12.999	$9.535	$8.220	$9.466	$8.289	$5.806
Accumulation Unit Value at end of period	$15.289	$16.764	$14.003	$13.538	$13.673	$12.999	$9.535	$8.220	$9.466	$8.289
Number of Accumulation Units outstanding at end of period (in thousands)	843	1,052	1,334	1,634	1,896	1,837	1,850	2,009	2,114	1,702
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.438	$13.757	$13.328	$13.487	$12.848	$9.443	$8.157	$9.413	$8.259	$5.796
Accumulation Unit Value at end of period	$14.961	$16.438	$13.757	$13.328	$13.487	$12.848	$9.443	$8.157	$9.413	$8.259
Number of Accumulation Units outstanding at end of period (in thousands)	15	23	28	64	66	108	130	136	100	138
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.038	$13.457	$13.069	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221	$5.784
Accumulation Unit Value at end of period	$14.561	$16.038	$13.457	$13.069	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221
Number of Accumulation Units outstanding at end of period (in thousands)	95	115	131	234	249	303	394	500	558	562
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.960	$13.397	$13.018	$13.213	$12.625	$9.307	$8.064	$9.333	$8.214	$5.781
Accumulation Unit Value at end of period	$14.482	$15.960	$13.397	$13.018	$13.213	$12.625	$9.307	$8.064	$9.333	$8.214
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	4	5	6	6	7	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.173	$23.709	$23.095	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792	$10.438
Accumulation Unit Value at end of period	$25.502	$28.173	$23.709	$23.095	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	4	4	10	11	9

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.663	$18.074	$17.382	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812
Accumulation Unit Value at end of period	$20.874	$21.663	$18.074	$17.382	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415
Number of Accumulation Units outstanding at end of period (in thousands)	61	80	93	107	136	160	216	249	264	288
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.034	$17.601	$16.978	$16.213	$14.237	$10.694	$9.276	$9.355	$8.369	$6.795
Accumulation Unit Value at end of period	$20.206	$21.034	$17.601	$16.978	$16.213	$14.237	$10.694	$9.276	$9.355	$8.369
Number of Accumulation Units outstanding at end of period (in thousands)	108	132	166	218	239	245	219	241	266	203
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.624	$17.292	$16.714	$15.993	$14.072	$10.591	$9.205	$9.302	$8.338	$6.783
Accumulation Unit Value at end of period	$19.773	$20.624	$17.292	$16.714	$15.993	$14.072	$10.591	$9.205	$9.302	$8.338
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	4	7	13	16	17	19	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.123	$16.915	$16.390	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300	$6.769
Accumulation Unit Value at end of period	$19.244	$20.123	$16.915	$16.390	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	26	28	32	45	53	60	68	65
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.024	$16.840	$16.326	$15.668	$13.827	$10.438	$9.099	$9.223	$8.292	$6.766
Accumulation Unit Value at end of period	$19.140	$20.024	$16.840	$16.326	$15.668	$13.827	$10.438	$9.099	$9.223	$8.292
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	4	3	4	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.154	$25.422	$24.708	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739	$10.421
Accumulation Unit Value at end of period	$28.751	$30.154	$25.422	$24.708	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	1	2	1	1	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.916	$17.115	$15.153	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133
Accumulation Unit Value at end of period	$18.538	$19.916	$17.115	$15.153	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744
Number of Accumulation Units outstanding at end of period (in thousands)	188	209	255	278	320	366	481	593	636	614
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.337	$16.667	$14.801	$15.277	$13.797	$10.670	$9.582	$9.649	$8.695	$7.115
Accumulation Unit Value at end of period	$17.945	$19.337	$16.667	$14.801	$15.277	$13.797	$10.670	$9.582	$9.649	$8.695
Number of Accumulation Units outstanding at end of period (in thousands)	591	735	948	1,137	1,289	1,227	1,133	1,200	1,309	868
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.960	$16.375	$14.571	$15.069	$13.637	$10.567	$9.509	$9.594	$8.664	$7.103
Accumulation Unit Value at end of period	$17.560	$18.960	$16.375	$14.571	$15.069	$13.637	$10.567	$9.509	$9.594	$8.664
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	8	40	40	11	14	23	48	62
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.499	$16.017	$14.288	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624	$7.089
Accumulation Unit Value at end of period	$17.091	$18.499	$16.017	$14.288	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624
Number of Accumulation Units outstanding at end of period (in thousands)	67	80	76	46	46	58	120	138	145	135
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.409	$15.947	$14.232	$14.763	$13.400	$10.415	$9.400	$9.513	$8.616	$7.086
Accumulation Unit Value at end of period	$16.999	$18.409	$15.947	$14.232	$14.763	$13.400	$10.415	$9.400	$9.513	$8.616
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	4	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.259	$22.804	$20.403	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538	$10.337
Accumulation Unit Value at end of period	$24.187	$26.259	$22.804	$20.403	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	3	1	2	2	2	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.146	$12.373	$12.344	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369
Accumulation Unit Value at end of period	$15.270	$16.146	$12.373	$12.344	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	1	1	1	1	12	8
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.676	$12.050	$12.058	$11.386	$10.877	$8.142	$6.731	$7.974	$7.121	$5.356
Accumulation Unit Value at end of period	$14.781	$15.676	$12.050	$12.058	$11.386	$10.877	$8.142	$6.731	$7.974	$7.121
Number of Accumulation Units outstanding at end of period (in thousands)	16	6	6	31	12	8	5	5	5	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.371	$11.838	$11.870	$11.231	$10.751	$8.063	$6.679	$7.929	$7.094	$5.347
Accumulation Unit Value at end of period	$14.464	$15.371	$11.838	$11.870	$11.231	$10.751	$8.063	$6.679	$7.929	$7.094
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.998	$11.580	$11.640	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062	$5.335
Accumulation Unit Value at end of period	$14.077	$14.998	$11.580	$11.640	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	4	2	1	3	4	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.924	$11.529	$11.594	$11.003	$10.564	$7.947	$6.603	$7.862	$7.055	$5.333
Accumulation Unit Value at end of period	$14.001	$14.924	$11.529	$11.594	$11.003	$10.564	$7.947	$6.603	$7.862	$7.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.819	$22.318	$22.501	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900	$10.533
Accumulation Unit Value at end of period	$26.970	$28.819	$22.318	$22.501	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.491	$15.977	$16.332	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032
Accumulation Unit Value at end of period	$20.252	$20.491	$15.977	$16.332	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686
Number of Accumulation Units outstanding at end of period (in thousands)	96	105	148	162	174	186	316	345	379	379
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.895	$15.559	$15.952	$14.565	$13.018	$9.784	$7.868	$8.809	$7.644	$6.017
Accumulation Unit Value at end of period	$19.604	$19.895	$15.559	$15.952	$14.565	$13.018	$9.784	$7.868	$8.809	$7.644
Number of Accumulation Units outstanding at end of period (in thousands)	114	152	201	283	328	318	278	327	355	279
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.508	$15.287	$15.704	$14.367	$12.867	$9.689	$7.808	$8.759	$7.616	$6.007
Accumulation Unit Value at end of period	$19.184	$19.508	$15.287	$15.704	$14.367	$12.867	$9.689	$7.808	$8.759	$7.616
Number of Accumulation Units outstanding at end of period (in thousands)	2	7	9	9	13	18	27	30	35	40
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.034	$14.953	$15.399	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581	$5.994
Accumulation Unit Value at end of period	$18.671	$19.034	$14.953	$15.399	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581
Number of Accumulation Units outstanding at end of period (in thousands)	49	54	58	40	37	52	60	86	99	102
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.940	$14.887	$15.339	$14.075	$12.643	$9.550	$7.718	$8.684	$7.574	$5.992
Accumulation Unit Value at end of period	$18.570	$18.940	$14.887	$15.339	$14.075	$12.643	$9.550	$7.718	$8.684	$7.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	3	4	5	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.577	$25.669	$26.515	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290	$10.540
Accumulation Unit Value at end of period	$31.860	$32.577	$25.669	$26.515	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.573	$16.611	$14.789	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623
Accumulation Unit Value at end of period	$16.682	$17.573	$16.611	$14.789	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276
Number of Accumulation Units outstanding at end of period (in thousands)	25	37	60	60	70	106	141	125	302	291
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.062	$16.177	$14.445	$15.400	$15.316	$14.681	$13.103	$12.768	$11.215	$7.604
Accumulation Unit Value at end of period	$16.148	$17.062	$16.177	$14.445	$15.400	$15.316	$14.681	$13.103	$12.768	$11.215
Number of Accumulation Units outstanding at end of period (in thousands)	91	104	117	139	157	156	139	143	138	98
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.730	$15.894	$14.221	$15.191	$15.138	$14.540	$13.003	$12.696	$11.173	$7.591
Accumulation Unit Value at end of period	$15.802	$16.730	$15.894	$14.221	$15.191	$15.138	$14.540	$13.003	$12.696	$11.173
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	2	4	5	5	16	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.324	$15.546	$13.945	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122	$7.575
Accumulation Unit Value at end of period	$15.380	$16.324	$15.546	$13.945	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	17	23	26	29	42	52	50	41
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.244	$15.478	$13.890	$14.882	$14.876	$14.331	$12.854	$12.588	$11.112	$7.572
Accumulation Unit Value at end of period	$15.297	$16.244	$15.478	$13.890	$14.882	$14.876	$14.331	$12.854	$12.588	$11.112
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	2	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.776	$20.801	$18.714	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197	$10.382
Accumulation Unit Value at end of period	$20.455	$21.776	$20.801	$18.714	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	2	1	1	2	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.746	$10.351	$10.397	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227
Accumulation Unit Value at end of period	$10.182	$12.746	$10.351	$10.397	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171
Number of Accumulation Units outstanding at end of period (in thousands)	36	35	55	59	69	74	72	81	87	66
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.375	$10.080	$10.156	$10.170	$10.794	$9.059	$7.689	$9.119	$8.126	$6.212
Accumulation Unit Value at end of period	$9.856	$12.375	$10.080	$10.156	$10.170	$10.794	$9.059	$7.689	$9.119	$8.126
Number of Accumulation Units outstanding at end of period (in thousands)	50	56	71	90	99	99	89	94	96	73
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.134	$9.903	$9.998	$10.032	$10.669	$8.972	$7.631	$9.067	$8.096	$6.201
Accumulation Unit Value at end of period	$9.645	$12.134	$9.903	$9.998	$10.032	$10.669	$8.972	$7.631	$9.067	$8.096
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	6	6	8	10	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.839	$9.687	$9.804	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059	$6.188
Accumulation Unit Value at end of period	$9.387	$11.839	$9.687	$9.804	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	14	14	15	25	21	27	31	38
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.781	$9.644	$9.765	$9.828	$10.483	$8.843	$7.543	$8.991	$8.052	$6.186
Accumulation Unit Value at end of period	$9.336	$11.781	$9.644	$9.765	$9.828	$10.483	$8.843	$7.543	$8.991	$8.052
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	1	1	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.912	$16.341	$16.588	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883	$10.693
Accumulation Unit Value at end of period	$15.740	$19.912	$16.341	$16.588	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	1	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.256	$17.117	$14.946	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730
Accumulation Unit Value at end of period	$17.028	$19.256	$17.117	$14.946	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	4	7	26	17	29	39
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.696	$16.669	$14.599	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284	$5.715
Accumulation Unit Value at end of period	$16.483	$18.696	$16.669	$14.599	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284
Number of Accumulation Units outstanding at end of period (in thousands)	15	21	25	35	36	40	34	30	29	53
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.332	$16.377	$14.372	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254	$5.706
Accumulation Unit Value at end of period	$16.130	$18.332	$16.377	$14.372	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	3	3	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.886	$16.019	$14.093	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216	$5.694
Accumulation Unit Value at end of period	$15.699	$17.886	$16.019	$14.093	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	3	2	8
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.799	$15.948	$14.038	$15.109	$14.722	$10.977	$9.713	$10.074	$8.208	$5.691
Accumulation Unit Value at end of period	$15.614	$17.799	$15.948	$14.038	$15.109	$14.722	$10.977	$9.713	$10.074	$8.208
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.514	$28.309	$24.980	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827	$10.306
Accumulation Unit Value at end of period	$27.577	$31.514	$28.309	$24.980	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.778	$22.684	$20.532	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889
Accumulation Unit Value at end of period	$23.246	$26.778	$22.684	$20.532	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170
Number of Accumulation Units outstanding at end of period (in thousands)	8	3	3	4	3	6	16	20	13	9
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$26.000	$22.090	$20.055	$20.572	$19.831	$13.965	$12.136	$12.208	$9.120	$6.872
Accumulation Unit Value at end of period	$22.503	$26.000	$22.090	$20.055	$20.572	$19.831	$13.965	$12.136	$12.208	$9.120
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	28	46	44	37	38	30	24	19
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.493	$21.703	$19.743	$20.293	$19.601	$13.831	$12.043	$12.139	$9.086	$6.861
Accumulation Unit Value at end of period	$22.020	$25.493	$21.703	$19.743	$20.293	$19.601	$13.831	$12.043	$12.139	$9.086
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	—	2	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.874	$21.229	$19.360	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045	$6.846
Accumulation Unit Value at end of period	$21.432	$24.874	$21.229	$19.360	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	6	7	8	5	2	16	10	3
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.752	$21.135	$19.284	$19.881	$19.261	$13.631	$11.905	$12.036	$9.036	$6.843
Accumulation Unit Value at end of period	$21.316	$24.752	$21.135	$19.284	$19.881	$19.261	$13.631	$11.905	$12.036	$9.036
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.635	$32.216	$29.468	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017	$10.642
Accumulation Unit Value at end of period	$32.329	$37.635	$32.216	$29.468	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.695	$15.048	$15.000	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639
Accumulation Unit Value at end of period	$17.602	$18.695	$15.048	$15.000	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	8	10	9	9	16	13	18	30
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.151	$14.655	$14.651	$16.285	$15.516	$10.964	$9.673	$10.211	$8.392	$6.622
Accumulation Unit Value at end of period	$17.039	$18.151	$14.655	$14.651	$16.285	$15.516	$10.964	$9.673	$10.211	$8.392
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	23	29	36	33	20	23	26	25
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.798	$14.398	$14.423	$16.063	$15.336	$10.858	$9.599	$10.154	$8.361	$6.611
Accumulation Unit Value at end of period	$16.673	$17.798	$14.398	$14.423	$16.063	$15.336	$10.858	$9.599	$10.154	$8.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	4	4	7	1	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.365	$14.083	$14.143	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323	$6.597
Accumulation Unit Value at end of period	$16.228	$17.365	$14.083	$14.143	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	4	5	7	10	10	16
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.280	$14.021	$14.088	$15.737	$15.070	$10.702	$9.489	$10.067	$8.315	$6.595
Accumulation Unit Value at end of period	$16.140	$17.280	$14.021	$14.088	$15.737	$15.070	$10.702	$9.489	$10.067	$8.315
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.779	$21.783	$21.942	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147	$10.452
Accumulation Unit Value at end of period	$24.949	$26.779	$21.783	$21.942	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.164	$16.264	$15.401	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240
Accumulation Unit Value at end of period	$18.814	$19.164	$16.264	$15.401	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	3	3	3	3	35	14	16	15
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.607	$15.839	$15.043	$14.937	$13.691	$10.562	$9.420	$9.717	$8.635	$6.224
Accumulation Unit Value at end of period	$18.212	$18.607	$15.839	$15.043	$14.937	$13.691	$10.562	$9.420	$9.717	$8.635
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	10	18	8	12	9	12	12	9
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.244	$15.561	$14.809	$14.734	$13.532	$10.460	$9.348	$9.662	$8.603	$6.214
Accumulation Unit Value at end of period	$17.821	$18.244	$15.561	$14.809	$14.734	$13.532	$10.460	$9.348	$9.662	$8.603
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.801	$15.221	$14.522	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564	$6.201
Accumulation Unit Value at end of period	$17.345	$17.801	$15.221	$14.522	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	1	1	1	5	2	2	3
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.714	$15.154	$14.465	$14.435	$13.297	$10.309	$9.241	$9.580	$8.556	$6.198
Accumulation Unit Value at end of period	$17.251	$17.714	$15.154	$14.465	$14.435	$13.297	$10.309	$9.241	$9.580	$8.556
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.859	$24.751	$23.685	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221	$10.328
Accumulation Unit Value at end of period	$28.036	$28.859	$24.751	$23.685	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.531	$12.120	$11.798	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996
Accumulation Unit Value at end of period	$12.220	$12.531	$12.120	$11.798	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172
Number of Accumulation Units outstanding at end of period (in thousands)	528	595	666	731	843	898	866	918	1,034	1,048
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.166	$11.803	$11.524	$11.826	$11.394	$11.785	$11.180	$10.661	$10.116	$8.973
Accumulation Unit Value at end of period	$11.829	$12.166	$11.803	$11.524	$11.826	$11.394	$11.785	$11.180	$10.661	$10.116
Number of Accumulation Units outstanding at end of period (in thousands)	1,047	1,187	1,410	1,699	1,884	1,795	1,619	1,598	1,687	1,083
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.929	$11.596	$11.345	$11.665	$11.262	$11.672	$11.095	$10.600	$10.079	$8.958
Accumulation Unit Value at end of period	$11.576	$11.929	$11.596	$11.345	$11.665	$11.262	$11.672	$11.095	$10.600	$10.079
Number of Accumulation Units outstanding at end of period (in thousands)	11	26	27	29	36	45	60	57	77	90
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.640	$11.343	$11.125	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033	$8.940
Accumulation Unit Value at end of period	$11.266	$11.640	$11.343	$11.125	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033
Number of Accumulation Units outstanding at end of period (in thousands)	88	95	103	108	115	119	151	190	216	227
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.582	$11.293	$11.081	$11.429	$11.066	$11.503	$10.968	$10.511	$10.024	$8.936
Accumulation Unit Value at end of period	$11.205	$11.582	$11.293	$11.081	$11.429	$11.066	$11.503	$10.968	$10.511	$10.024
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	4	5	5	4	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.994	$12.701	$12.494	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472	$10.253
Accumulation Unit Value at end of period	$12.539	$12.994	$12.701	$12.494	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	7	4	4	5	5	5	7

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.141	$10.181	$10.198	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588
Accumulation Unit Value at end of period	$10.055	$10.141	$10.181	$10.198	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745
Number of Accumulation Units outstanding at end of period (in thousands)	29	45	50	64	67	88	180	247	280	275
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.846	$9.915	$9.961	$10.006	$9.929	$10.303	$10.136	$9.860	$9.692	$9.564
Accumulation Unit Value at end of period	$9.733	$9.846	$9.915	$9.961	$10.006	$9.929	$10.303	$10.136	$9.860	$9.692
Number of Accumulation Units outstanding at end of period (in thousands)	77	107	100	104	100	89	121	116	110	83
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.655	$9.741	$9.806	$9.870	$9.814	$10.204	$10.059	$9.805	$9.656	$9.548
Accumulation Unit Value at end of period	$9.525	$9.655	$9.741	$9.806	$9.870	$9.814	$10.204	$10.059	$9.805	$9.656
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	9	4	13	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.420	$9.528	$9.616	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612	$9.529
Accumulation Unit Value at end of period	$9.270	$9.420	$9.528	$9.616	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	11	12	13	62	127	137	147	147
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.374	$9.486	$9.579	$9.670	$9.643	$10.057	$9.944	$9.722	$9.603	$9.525
Accumulation Unit Value at end of period	$9.220	$9.374	$9.486	$9.579	$9.670	$9.643	$10.057	$9.944	$9.722	$9.603
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	11	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.645	$9.785	$9.905	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081	$10.023
Accumulation Unit Value at end of period	$9.463	$9.645	$9.785	$9.905	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	6	1	2	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.785	$8.846	$8.911	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008
Accumulation Unit Value at end of period	$8.772	$8.785	$8.846	$8.911	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846
Number of Accumulation Units outstanding at end of period (in thousands)	44	29	89	119	130	233	225	435	790	1,080
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.529	$8.614	$8.704	$8.869	$9.039	$9.222	$9.408	$9.598	$9.792	$9.983
Accumulation Unit Value at end of period	$8.491	$8.529	$8.614	$8.704	$8.869	$9.039	$9.222	$9.408	$9.598	$9.792
Number of Accumulation Units outstanding at end of period (in thousands)	144	133	127	150	151	142	252	288	205	235
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.363	$8.463	$8.569	$8.748	$8.934	$9.133	$9.336	$9.544	$9.756	$9.966
Accumulation Unit Value at end of period	$8.309	$8.363	$8.463	$8.569	$8.748	$8.934	$9.133	$9.336	$9.544	$9.756
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	5	8	12	67	69	84
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.160	$8.279	$8.403	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711	$9.945
Accumulation Unit Value at end of period	$8.087	$8.160	$8.279	$8.403	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	38	19	18	33	64	53	103	155
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.120	$8.242	$8.370	$8.571	$8.779	$9.001	$9.229	$9.463	$9.703	$9.941
Accumulation Unit Value at end of period	$8.044	$8.120	$8.242	$8.370	$8.571	$8.779	$9.001	$9.229	$9.463	$9.703
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	7	7	8	9	10	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.969	$8.109	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978
Accumulation Unit Value at end of period	$7.874	$7.969	$8.109	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	—	1	1	1	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.554	$16.348	$14.626	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072
Accumulation Unit Value at end of period	$16.384	$18.554	$16.348	$14.626	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647
Number of Accumulation Units outstanding at end of period (in thousands)	3	8	8	11	14	14	38	40	42	5
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.015	$15.920	$14.286	$15.038	$13.776	$10.652	$9.289	$9.666	$8.599	$7.054
Accumulation Unit Value at end of period	$15.860	$18.015	$15.920	$14.286	$15.038	$13.776	$10.652	$9.289	$9.666	$8.599
Number of Accumulation Units outstanding at end of period (in thousands)	15	10	10	15	25	31	23	19	17	7
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.664	$15.641	$14.063	$14.833	$13.616	$10.549	$9.218	$9.611	$8.568	$7.042
Accumulation Unit Value at end of period	$15.520	$17.664	$15.641	$14.063	$14.833	$13.616	$10.549	$9.218	$9.611	$8.568
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	2	2	2	1	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.234	$15.299	$13.791	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529	$7.027
Accumulation Unit Value at end of period	$15.105	$17.234	$15.299	$13.791	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	5	20	14	16	2
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.150	$15.232	$13.737	$14.532	$13.379	$10.397	$9.112	$9.530	$8.521	$7.024
Accumulation Unit Value at end of period	$15.023	$17.150	$15.232	$13.737	$14.532	$13.379	$10.397	$9.112	$9.530	$8.521
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.598	$21.902	$19.801	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468	$10.304
Accumulation Unit Value at end of period	$21.494	$24.598	$21.902	$19.801	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.510	$14.822	$14.778	$14.350	$13.493	$9.817	$10.134	$—	$—	$—
Accumulation Unit Value at end of period	$17.490	$18.510	$14.822	$14.778	$14.350	$13.493	$9.817	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	—	1	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.189	$14.608	$14.609	$14.228	$13.419	$9.793	$10.129	$—	$—	$—
Accumulation Unit Value at end of period	$17.135	$18.189	$14.608	$14.609	$14.228	$13.419	$9.793	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	4	4	13	7	11	17	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.978	$14.468	$14.497	$14.148	$13.370	$9.776	$10.125	$—	$—	$—
Accumulation Unit Value at end of period	$16.903	$17.978	$14.468	$14.497	$14.148	$13.370	$9.776	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.718	$14.294	$14.359	$14.048	$13.309	$9.756	$10.121	$—	$—	$—
Accumulation Unit Value at end of period	$16.616	$17.718	$14.294	$14.359	$14.048	$13.309	$9.756	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.666	$14.259	$14.331	$14.028	$13.297	$9.752	$10.120	$—	$—	$—
Accumulation Unit Value at end of period	$16.560	$17.666	$14.259	$14.331	$14.028	$13.297	$9.752	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.411	$14.088	$14.195	$13.929	$13.236	$9.732	$10.116	$—	$—	$—
Accumulation Unit Value at end of period	$16.279	$17.411	$14.088	$14.195	$13.929	$13.236	$9.732	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.210	$16.888	$14.908	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295
Accumulation Unit Value at end of period	$15.600	$18.210	$16.888	$14.908	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	2	1	7	8	5	11
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.681	$16.446	$14.562	$16.390	$15.274	$11.634	$10.138	$10.258	$8.565	$6.279
Accumulation Unit Value at end of period	$15.101	$17.681	$16.446	$14.562	$16.390	$15.274	$11.634	$10.138	$10.258	$8.565
Number of Accumulation Units outstanding at end of period (in thousands)	13	31	43	61	65	35	25	25	31	28
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.337	$16.158	$14.336	$16.168	$15.097	$11.522	$10.061	$10.200	$8.534	$6.269
Accumulation Unit Value at end of period	$14.778	$17.337	$16.158	$14.336	$16.168	$15.097	$11.522	$10.061	$10.200	$8.534
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.917	$15.806	$14.058	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495	$6.256
Accumulation Unit Value at end of period	$14.383	$16.917	$15.806	$14.058	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	4	10	10	6	5	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.834	$15.736	$14.003	$15.840	$14.835	$11.357	$9.946	$10.114	$8.487	$6.253
Accumulation Unit Value at end of period	$14.305	$16.834	$15.736	$14.003	$15.840	$14.835	$11.357	$9.946	$10.114	$8.487
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.782	$26.036	$23.226	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290	$10.555
Accumulation Unit Value at end of period	$23.550	$27.782	$26.036	$23.226	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.698	$12.686	$11.571	$12.311	$11.846	$11.880	$10.922	$10.344	$—	$—
Accumulation Unit Value at end of period	$12.563	$13.698	$12.686	$11.571	$12.311	$11.846	$11.880	$10.922	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	6	13	5	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.422	$12.467	$11.406	$12.172	$11.747	$11.817	$10.896	$10.340	$—	$—
Accumulation Unit Value at end of period	$12.273	$13.422	$12.467	$11.406	$12.172	$11.747	$11.817	$10.896	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	41	71	68	69	75	98	22	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.241	$12.324	$11.297	$12.080	$11.682	$11.774	$10.879	$10.338	$—	$—
Accumulation Unit Value at end of period	$12.083	$13.241	$12.324	$11.297	$12.080	$11.682	$11.774	$10.879	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	2	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.018	$12.147	$11.162	$11.966	$11.600	$11.722	$10.857	$10.334	$—	$—
Accumulation Unit Value at end of period	$11.850	$13.018	$12.147	$11.162	$11.966	$11.600	$11.722	$10.857	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	10	6	12	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.974	$12.112	$11.136	$11.943	$11.584	$11.711	$10.853	$10.334	$—	$—
Accumulation Unit Value at end of period	$11.804	$12.974	$12.112	$11.136	$11.943	$11.584	$11.711	$10.853	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.755	$11.937	$11.003	$11.831	$11.504	$11.659	$10.831	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.577	$12.755	$11.937	$11.003	$11.831	$11.504	$11.659	$10.831	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	5	1	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.994	$14.412	$13.324	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249
Accumulation Unit Value at end of period	$14.213	$15.994	$14.412	$13.324	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	6	7	6	6
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.529	$14.035	$13.015	$14.126	$13.363	$10.573	$9.494	$9.714	$9.072	$7.231
Accumulation Unit Value at end of period	$13.758	$15.529	$14.035	$13.015	$14.126	$13.363	$10.573	$9.494	$9.714	$9.072
Number of Accumulation Units outstanding at end of period (in thousands)	7	13	9	11	12	6	8	19	15	23
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.227	$13.790	$12.813	$13.934	$13.208	$10.471	$9.421	$9.659	$9.038	$7.219
Accumulation Unit Value at end of period	$13.464	$15.227	$13.790	$12.813	$13.934	$13.208	$10.471	$9.421	$9.659	$9.038
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.857	$13.488	$12.564	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997	$7.204
Accumulation Unit Value at end of period	$13.104	$14.857	$13.488	$12.564	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	5	5	6	4	4	4	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.784	$13.429	$12.515	$13.652	$12.979	$10.321	$9.314	$9.578	$8.989	$7.201
Accumulation Unit Value at end of period	$13.033	$14.784	$13.429	$12.515	$13.652	$12.979	$10.321	$9.314	$9.578	$8.989
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.422	$18.596	$17.374	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667	$10.173
Accumulation Unit Value at end of period	$17.958	$20.422	$18.596	$17.374	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.315	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	92	76	249	127	134	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.187	$9.320	$9.500	$9.690	$9.885	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.145	$9.187	$9.320	$9.500	$9.690	$9.885	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	105	115	280	154	116	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.103	$9.254	$9.450	$9.660	$9.873	$9.973	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.043	$9.103	$9.254	$9.450	$9.660	$9.873	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	5	5	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.999	$9.171	$9.389	$9.621	$9.859	$9.970	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.918	$8.999	$9.171	$9.389	$9.621	$9.859	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	39	—	33	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.979	$9.155	$9.377	$9.614	$9.856	$9.969	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.893	$8.979	$9.155	$9.377	$9.614	$9.856	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.876	$9.073	$9.317	$9.576	$9.841	$9.966	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.769	$8.876	$9.073	$9.317	$9.576	$9.841	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	7	7	7	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.808	$16.776	$14.287	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271
Accumulation Unit Value at end of period	$15.978	$18.808	$16.776	$14.287	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	6	5	10	11	11	12
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.262	$16.337	$13.956	$14.726	$13.661	$10.419	$9.296	$9.703	$8.823	$7.253
Accumulation Unit Value at end of period	$15.467	$18.262	$16.337	$13.956	$14.726	$13.661	$10.419	$9.296	$9.703	$8.823
Number of Accumulation Units outstanding at end of period (in thousands)	7	14	15	17	19	36	15	16	15	7
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.906	$16.051	$13.739	$14.526	$13.503	$10.319	$9.225	$9.648	$8.791	$7.241
Accumulation Unit Value at end of period	$15.136	$17.906	$16.051	$13.739	$14.526	$13.503	$10.319	$9.225	$9.648	$8.791
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.472	$15.701	$13.472	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751	$7.226
Accumulation Unit Value at end of period	$14.731	$17.472	$15.701	$13.472	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	14	15	15	15	15
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.386	$15.632	$13.420	$14.231	$13.269	$10.170	$9.119	$9.566	$8.743	$7.223
Accumulation Unit Value at end of period	$14.652	$17.386	$15.632	$13.420	$14.231	$13.269	$10.170	$9.119	$9.566	$8.743
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.365	$21.961	$18.901	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500	$10.352
Accumulation Unit Value at end of period	$20.482	$24.365	$21.961	$18.901	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.591	$10.435	$10.689	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389
Accumulation Unit Value at end of period	$10.496	$12.591	$10.435	$10.689	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474
Number of Accumulation Units outstanding at end of period (in thousands)	82	83	93	94	101	109	120	131	116	136
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.225	$10.162	$10.440	$10.937	$11.148	$9.580	$8.480	$9.302	$8.427	$6.373
Accumulation Unit Value at end of period	$10.161	$12.225	$10.162	$10.440	$10.937	$11.148	$9.580	$8.480	$9.302	$8.427
Number of Accumulation Units outstanding at end of period (in thousands)	74	79	114	148	156	158	136	146	160	136
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.987	$9.984	$10.278	$10.789	$11.019	$9.488	$8.415	$9.249	$8.396	$6.362
Accumulation Unit Value at end of period	$9.943	$11.987	$9.984	$10.278	$10.789	$11.019	$9.488	$8.415	$9.249	$8.396
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	4	5	6	12	16	11	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.696	$9.766	$10.079	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358	$6.349
Accumulation Unit Value at end of period	$9.677	$11.696	$9.766	$10.079	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	18	20	19	23	24	39	36	37
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.638	$9.723	$10.039	$10.570	$10.828	$9.352	$8.319	$9.171	$8.350	$6.346
Accumulation Unit Value at end of period	$9.625	$11.638	$9.723	$10.039	$10.570	$10.828	$9.352	$8.319	$9.171	$8.350
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	2	2	6	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.076	$15.976	$16.537	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963	$10.638
Accumulation Unit Value at end of period	$15.736	$19.076	$15.976	$16.537	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	2	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.527	$13.763	$13.919	$14.012	$13.234	$9.854	$10.014	$—	$—	$—
Accumulation Unit Value at end of period	$15.294	$16.527	$13.763	$13.919	$14.012	$13.234	$9.854	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	20	20	20	20	21	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.240	$13.565	$13.760	$13.893	$13.161	$9.829	$10.009	$—	$—	$—
Accumulation Unit Value at end of period	$14.984	$16.240	$13.565	$13.760	$13.893	$13.161	$9.829	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	5	7	10	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.052	$13.434	$13.655	$13.815	$13.113	$9.813	$10.006	$—	$—	$—
Accumulation Unit Value at end of period	$14.780	$16.052	$13.434	$13.655	$13.815	$13.113	$9.813	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.820	$13.273	$13.525	$13.717	$13.053	$9.792	$10.002	$—	$—	$—
Accumulation Unit Value at end of period	$14.530	$15.820	$13.273	$13.525	$13.717	$13.053	$9.792	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.774	$13.241	$13.499	$13.698	$13.041	$9.788	$10.001	$—	$—	$—
Accumulation Unit Value at end of period	$14.480	$15.774	$13.241	$13.499	$13.698	$13.041	$9.788	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.545	$13.082	$13.370	$13.601	$12.982	$9.768	$9.997	$—	$—	$—
Accumulation Unit Value at end of period	$14.235	$15.545	$13.082	$13.370	$13.601	$12.982	$9.768	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.890	$16.895	$15.365	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521
Accumulation Unit Value at end of period	$15.735	$18.890	$16.895	$15.365	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	17	21	23	28	37	44	44	37
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.341	$16.453	$15.009	$16.244	$16.234	$12.081	$10.844	$11.173	$8.891	$7.503
Accumulation Unit Value at end of period	$15.232	$18.341	$16.453	$15.009	$16.244	$16.234	$12.081	$10.844	$11.173	$8.891
Number of Accumulation Units outstanding at end of period (in thousands)	25	33	36	42	47	49	42	51	56	40
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.984	$16.165	$14.775	$16.024	$16.046	$11.965	$10.762	$11.110	$8.858	$7.490
Accumulation Unit Value at end of period	$14.906	$17.984	$16.165	$14.775	$16.024	$16.046	$11.965	$10.762	$11.110	$8.858
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	4	4	6	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.548	$15.812	$14.489	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818	$7.475
Accumulation Unit Value at end of period	$14.508	$17.548	$15.812	$14.489	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	6	7	8	8	8	9	7	5
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.462	$15.743	$14.433	$15.699	$15.768	$11.793	$10.639	$11.016	$8.810	$7.471
Accumulation Unit Value at end of period	$14.429	$17.462	$15.743	$14.433	$15.699	$15.768	$11.793	$10.639	$11.016	$8.810
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.897	$21.598	$19.850	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300	$10.458
Accumulation Unit Value at end of period	$19.698	$23.897	$21.598	$19.850	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.209	$16.028	$14.539	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315
Accumulation Unit Value at end of period	$16.239	$17.209	$16.028	$14.539	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979
Number of Accumulation Units outstanding at end of period (in thousands)	48	52	58	63	73	77	189	215	240	271
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.709	$15.609	$14.201	$14.713	$14.385	$13.567	$12.299	$12.021	$10.919	$8.294
Accumulation Unit Value at end of period	$15.720	$16.709	$15.609	$14.201	$14.713	$14.385	$13.567	$12.299	$12.021	$10.919
Number of Accumulation Units outstanding at end of period (in thousands)	90	128	162	189	233	257	159	160	133	108
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.384	$15.336	$13.980	$14.514	$14.218	$13.436	$12.205	$11.953	$10.879	$8.280
Accumulation Unit Value at end of period	$15.383	$16.384	$15.336	$13.980	$14.514	$14.218	$13.436	$12.205	$11.953	$10.879
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	4	5	13	15	24	26
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.986	$15.001	$13.710	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829	$8.263
Accumulation Unit Value at end of period	$14.973	$15.986	$15.001	$13.710	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	16	30	30	35	25	29	76	185
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.908	$14.935	$13.656	$14.219	$13.972	$13.243	$12.066	$11.852	$10.820	$8.259
Accumulation Unit Value at end of period	$14.892	$15.908	$14.935	$13.656	$14.219	$13.972	$13.243	$12.066	$11.852	$10.820
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	2	2	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.775	$18.612	$17.060	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721	$10.501
Accumulation Unit Value at end of period	$18.465	$19.775	$18.612	$17.060	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	1	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.587	$17.578	$15.533	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851
Accumulation Unit Value at end of period	$19.294	$20.587	$17.578	$15.533	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	5	7	9	10	37	58	52	56
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.989	$17.118	$15.173	$15.817	$14.466	$11.537	$10.466	$10.657	$9.473	$7.831
Accumulation Unit Value at end of period	$18.677	$19.989	$17.118	$15.173	$15.817	$14.466	$11.537	$10.466	$10.657	$9.473
Number of Accumulation Units outstanding at end of period (in thousands)	7	21	33	18	21	15	6	6	12	8
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.600	$16.819	$14.937	$15.602	$14.299	$11.426	$10.386	$10.597	$9.438	$7.818
Accumulation Unit Value at end of period	$18.277	$19.600	$16.819	$14.937	$15.602	$14.299	$11.426	$10.386	$10.597	$9.438
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.124	$16.452	$14.648	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395	$7.802
Accumulation Unit Value at end of period	$17.789	$19.124	$16.452	$14.648	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	7	9	8
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.030	$16.379	$14.590	$15.286	$14.051	$11.261	$10.268	$10.507	$9.387	$7.799
Accumulation Unit Value at end of period	$17.693	$19.030	$16.379	$14.590	$15.286	$14.051	$11.261	$10.268	$10.507	$9.387
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.837	$21.431	$19.138	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498	$10.410
Accumulation Unit Value at end of period	$23.034	$24.837	$21.431	$19.138	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.399	$14.712	$12.777	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891
Accumulation Unit Value at end of period	$14.810	$16.399	$14.712	$12.777	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	20	21	3	13	53	54	64	65
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.923	$14.327	$12.481	$13.108	$12.422	$9.325	$8.488	$9.220	$8.011	$6.874
Accumulation Unit Value at end of period	$14.336	$15.923	$14.327	$12.481	$13.108	$12.422	$9.325	$8.488	$9.220	$8.011
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	22	28	52	51	35	39	66	46
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.613	$14.076	$12.287	$12.930	$12.278	$9.236	$8.423	$9.168	$7.982	$6.862
Accumulation Unit Value at end of period	$14.029	$15.613	$14.076	$12.287	$12.930	$12.278	$9.236	$8.423	$9.168	$7.982
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	2	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.234	$13.769	$12.048	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945	$6.848
Accumulation Unit Value at end of period	$13.654	$15.234	$13.769	$12.048	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945
Number of Accumulation Units outstanding at end of period (in thousands)	3	7	8	8	8	8	18	10	10	10
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.159	$13.708	$12.001	$12.668	$12.065	$9.103	$8.327	$9.090	$7.938	$6.845
Accumulation Unit Value at end of period	$13.581	$15.159	$13.708	$12.001	$12.668	$12.065	$9.103	$8.327	$9.090	$7.938
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.386	$20.295	$17.812	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959	$10.339
Accumulation Unit Value at end of period	$20.005	$22.386	$20.295	$17.812	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.763	$17.663	$17.582	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765
Accumulation Unit Value at end of period	$22.919	$22.763	$17.663	$17.582	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	31	33	37	46	4	4	1	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.102	$17.201	$17.174	$16.329	$15.328	$11.456	$9.983	$10.242	$9.084	$6.748
Accumulation Unit Value at end of period	$22.186	$22.102	$17.201	$17.174	$16.329	$15.328	$11.456	$9.983	$10.242	$9.084
Number of Accumulation Units outstanding at end of period (in thousands)	18	12	20	52	35	25	49	71	50	18
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.671	$16.900	$16.907	$16.107	$15.150	$11.346	$9.907	$10.184	$9.051	$6.737
Accumulation Unit Value at end of period	$21.711	$21.671	$16.900	$16.907	$16.107	$15.150	$11.346	$9.907	$10.184	$9.051
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	5	7	7	7	7	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.145	$16.531	$16.580	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009	$6.723
Accumulation Unit Value at end of period	$21.131	$21.145	$16.531	$16.580	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	2	—	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.041	$16.458	$16.515	$15.781	$14.887	$11.183	$9.793	$10.098	$9.001	$6.720
Accumulation Unit Value at end of period	$21.016	$21.041	$16.458	$16.515	$15.781	$14.887	$11.183	$9.793	$10.098	$9.001
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.915	$24.241	$24.386	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492	$10.098
Accumulation Unit Value at end of period	$30.802	$30.915	$24.241	$24.386	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.278	$15.938	$14.967	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107
Accumulation Unit Value at end of period	$17.871	$19.278	$15.938	$14.967	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	7	7	7	11	7	5	5
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.718	$15.522	$14.619	$14.922	$13.750	$10.648	$9.142	$9.558	$8.794	$7.089
Accumulation Unit Value at end of period	$17.300	$18.718	$15.522	$14.619	$14.922	$13.750	$10.648	$9.142	$9.558	$8.794
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	10	20	7	14	40	44	45	19
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.353	$15.250	$14.392	$14.719	$13.591	$10.546	$9.072	$9.504	$8.762	$7.077
Accumulation Unit Value at end of period	$16.929	$18.353	$15.250	$14.392	$14.719	$13.591	$10.546	$9.072	$9.504	$8.762
Number of Accumulation Units outstanding at end of period (in thousands)	—	4	5	7	7	7	8	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.908	$14.917	$14.113	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722	$7.062
Accumulation Unit Value at end of period	$16.477	$17.908	$14.917	$14.113	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	4	4	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.820	$14.851	$14.058	$14.421	$13.355	$10.394	$8.968	$9.423	$8.714	$7.059
Accumulation Unit Value at end of period	$16.388	$17.820	$14.851	$14.058	$14.421	$13.355	$10.394	$8.968	$9.423	$8.714
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.205	$21.058	$19.983	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574	$10.212
Accumulation Unit Value at end of period	$23.121	$25.205	$21.058	$19.983	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.015	$12.707	$12.426	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533
Accumulation Unit Value at end of period	$12.626	$13.015	$12.707	$12.426	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864
Number of Accumulation Units outstanding at end of period (in thousands)	256	297	317	335	380	440	326	338	161	81
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.637	$12.374	$12.138	$12.455	$12.031	$12.434	$11.849	$11.353	$10.804	$9.509
Accumulation Unit Value at end of period	$12.222	$12.637	$12.374	$12.138	$12.455	$12.031	$12.434	$11.849	$11.353	$10.804
Number of Accumulation Units outstanding at end of period (in thousands)	121	158	179	205	204	190	156	139	133	47
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.391	$12.158	$11.949	$12.286	$11.891	$12.315	$11.759	$11.289	$10.765	$9.493
Accumulation Unit Value at end of period	$11.960	$12.391	$12.158	$11.949	$12.286	$11.891	$12.315	$11.759	$11.289	$10.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	6	6	6	7	8	10	21	5	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.090	$11.892	$11.717	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715	$9.474
Accumulation Unit Value at end of period	$11.641	$12.090	$11.892	$11.717	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715
Number of Accumulation Units outstanding at end of period (in thousands)	27	25	23	23	29	34	32	31	26	20
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.031	$11.840	$11.672	$12.037	$11.685	$12.137	$11.624	$11.194	$10.706	$9.470
Accumulation Unit Value at end of period	$11.578	$12.031	$11.840	$11.672	$12.037	$11.685	$12.137	$11.624	$11.194	$10.706
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.763	$12.592	$12.445	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587	$10.275
Accumulation Unit Value at end of period	$12.252	$12.763	$12.592	$12.445	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	3	2	2	2	2	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.572	$14.139	$13.216	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010
Accumulation Unit Value at end of period	$14.411	$15.572	$14.139	$13.216	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271
Number of Accumulation Units outstanding at end of period (in thousands)	49	56	57	61	42	55	197	241	275	239
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.119	$13.769	$12.909	$13.247	$12.486	$10.728	$9.866	$9.908	$9.220	$7.990
Accumulation Unit Value at end of period	$13.950	$15.119	$13.769	$12.909	$13.247	$12.486	$10.728	$9.866	$9.908	$9.220
Number of Accumulation Units outstanding at end of period (in thousands)	31	38	48	60	70	83	84	136	131	95
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.825	$13.528	$12.709	$13.067	$12.341	$10.625	$9.791	$9.852	$9.186	$7.977
Accumulation Unit Value at end of period	$13.651	$14.825	$13.528	$12.709	$13.067	$12.341	$10.625	$9.791	$9.852	$9.186
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	6	8	9	10	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.465	$13.233	$12.462	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144	$7.960
Accumulation Unit Value at end of period	$13.286	$14.465	$13.233	$12.462	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144
Number of Accumulation Units outstanding at end of period (in thousands)	23	30	24	35	38	36	41	72	75	88
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.394	$13.174	$12.413	$12.802	$12.127	$10.472	$9.679	$9.769	$9.136	$7.957
Accumulation Unit Value at end of period	$13.214	$14.394	$13.174	$12.413	$12.802	$12.127	$10.472	$9.679	$9.769	$9.136
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.203	$16.701	$15.776	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786	$10.291
Accumulation Unit Value at end of period	$16.669	$18.203	$16.701	$15.776	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	16	18	18	18	17	18	18

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.315	$16.742	$14.967	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728	$7.250
Accumulation Unit Value at end of period	$17.023	$19.315	$16.742	$14.967	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728
Number of Accumulation Units outstanding at end of period (in thousands)	79	86	98	108	128	149	180	212	234	250
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.754	$16.304	$14.619	$15.055	$13.938	$10.486	$9.232	$9.463	$8.680	$7.232
Accumulation Unit Value at end of period	$16.479	$18.754	$16.304	$14.619	$15.055	$13.938	$10.486	$9.232	$9.463	$8.680
Number of Accumulation Units outstanding at end of period (in thousands)	107	119	170	220	249	255	214	253	296	223
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.389	$16.019	$14.392	$14.851	$13.776	$10.385	$9.161	$9.409	$8.648	$7.220
Accumulation Unit Value at end of period	$16.125	$18.389	$16.019	$14.392	$14.851	$13.776	$10.385	$9.161	$9.409	$8.648
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	3	4	6	10	14	18	16	16
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.669	$14.113	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609	$7.205
Accumulation Unit Value at end of period	$15.695	$17.942	$15.669	$14.113	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	21	25	31	34	35	46	53	78	74	67
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.854	$15.600	$14.058	$14.550	$13.537	$10.236	$9.057	$9.330	$8.601	$7.202
Accumulation Unit Value at end of period	$15.610	$17.854	$15.600	$14.058	$14.550	$13.537	$10.236	$9.057	$9.330	$8.601
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	3	11	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.165	$22.043	$19.914	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368	$10.382
Accumulation Unit Value at end of period	$21.947	$25.165	$22.043	$19.914	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	2	1	1	1	3	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.431	$12.792	$14.273	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826
Accumulation Unit Value at end of period	$18.941	$17.431	$12.792	$14.273	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	8	8	21	37	32	42
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.924	$12.458	$13.942	$15.130	$15.157	$11.247	$10.576	$11.624	$8.965	$5.812
Accumulation Unit Value at end of period	$18.336	$16.924	$12.458	$13.942	$15.130	$15.157	$11.247	$10.576	$11.624	$8.965
Number of Accumulation Units outstanding at end of period (in thousands)	47	47	52	61	67	74	65	89	81	69
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.595	$12.240	$13.726	$14.925	$14.981	$11.139	$10.495	$11.558	$8.932	$5.802
Accumulation Unit Value at end of period	$17.943	$16.595	$12.240	$13.726	$14.925	$14.981	$11.139	$10.495	$11.558	$8.932
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	3	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.192	$11.972	$13.460	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892	$5.790
Accumulation Unit Value at end of period	$17.464	$16.192	$11.972	$13.460	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	7	11	14	22	37	38	38
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.113	$11.920	$13.407	$14.622	$14.721	$10.978	$10.375	$11.460	$8.884	$5.788
Accumulation Unit Value at end of period	$17.369	$16.113	$11.920	$13.407	$14.622	$14.721	$10.978	$10.375	$11.460	$8.884
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.975	$20.747	$23.394	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735	$10.277
Accumulation Unit Value at end of period	$30.081	$27.975	$20.747	$23.394	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	1	1	1	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.337	$13.940	$14.532	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023
Accumulation Unit Value at end of period	$16.030	$17.337	$13.940	$14.532	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	5	5	3	2	15	20	21	22
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.833	$13.575	$14.195	$14.023	$12.427	$9.795	$8.780	$9.082	$8.490	$6.008
Accumulation Unit Value at end of period	$15.517	$16.833	$13.575	$14.195	$14.023	$12.427	$9.795	$8.780	$9.082	$8.490
Number of Accumulation Units outstanding at end of period (in thousands)	9	18	19	29	25	21	25	26	26	20
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.506	$13.338	$13.974	$13.833	$12.282	$9.701	$8.713	$9.031	$8.459	$5.998
Accumulation Unit Value at end of period	$15.185	$16.506	$13.338	$13.974	$13.833	$12.282	$9.701	$8.713	$9.031	$8.459
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	5	5	6	6	6	6	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.105	$13.046	$13.703	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420	$5.986
Accumulation Unit Value at end of period	$14.779	$16.105	$13.046	$13.703	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	10	8	8	8	8	8
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.026	$12.989	$13.650	$13.552	$12.070	$9.561	$8.614	$8.955	$8.412	$5.983
Accumulation Unit Value at end of period	$14.699	$16.026	$12.989	$13.650	$13.552	$12.070	$9.561	$8.614	$8.955	$8.412
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.873	$21.834	$23.002	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391	$10.261
Accumulation Unit Value at end of period	$24.587	$26.873	$21.834	$23.002	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.257	$13.622	$13.878	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521
Accumulation Unit Value at end of period	$15.545	$18.257	$13.622	$13.878	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	15	17	18	17	64	71	70	83
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.727	$13.266	$13.556	$13.340	$13.335	$10.713	$9.036	$10.078	$8.886	$6.505
Accumulation Unit Value at end of period	$15.048	$17.727	$13.266	$13.556	$13.340	$13.335	$10.713	$9.036	$10.078	$8.886
Number of Accumulation Units outstanding at end of period (in thousands)	68	104	114	176	184	126	60	62	73	47
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.382	$13.034	$13.345	$13.159	$13.180	$10.610	$8.967	$10.021	$8.854	$6.494
Accumulation Unit Value at end of period	$14.726	$17.382	$13.034	$13.345	$13.159	$13.180	$10.610	$8.967	$10.021	$8.854
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	2	6	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.960	$12.749	$13.086	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813	$6.481
Accumulation Unit Value at end of period	$14.333	$16.960	$12.749	$13.086	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	6	11	14	11	13	15	20
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.877	$12.693	$13.035	$12.892	$12.952	$10.457	$8.864	$9.936	$8.805	$6.478
Accumulation Unit Value at end of period	$14.255	$16.877	$12.693	$13.035	$12.892	$12.952	$10.457	$8.864	$9.936	$8.805
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.113	$20.444	$21.047	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432	$10.645
Accumulation Unit Value at end of period	$22.845	$27.113	$20.444	$21.047	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.331	$16.858	$15.406	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730
Accumulation Unit Value at end of period	$17.466	$19.331	$16.858	$15.406	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	—	—	—	—	4	6	7	8
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.770	$16.417	$15.049	$14.890	$13.760	$10.680	$9.344	$9.563	$8.423	$6.713
Accumulation Unit Value at end of period	$16.908	$18.770	$16.417	$15.049	$14.890	$13.760	$10.680	$9.344	$9.563	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	12	13	17	16	17	20	11	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.404	$16.130	$14.815	$14.688	$13.601	$10.577	$9.272	$9.509	$8.392	$6.702
Accumulation Unit Value at end of period	$16.546	$18.404	$16.130	$14.815	$14.688	$13.601	$10.577	$9.272	$9.509	$8.392
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.957	$15.778	$14.528	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354	$6.688
Accumulation Unit Value at end of period	$16.104	$17.957	$15.778	$14.528	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	7	9	15	13	6	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.869	$15.708	$14.471	$14.391	$13.365	$10.425	$9.167	$9.428	$8.346	$6.686
Accumulation Unit Value at end of period	$16.017	$17.869	$15.708	$14.471	$14.391	$13.365	$10.425	$9.167	$9.428	$8.346
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.179	$23.952	$22.121	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951	$10.400
Accumulation Unit Value at end of period	$24.301	$27.179	$23.952	$22.121	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	1	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.121	$19.752	$17.074	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741
Accumulation Unit Value at end of period	$19.456	$22.121	$19.752	$17.074	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	17	18	22	24	47	55	65	78
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.478	$19.236	$16.677	$18.119	$16.555	$12.010	$10.413	$10.882	$9.022	$6.724
Accumulation Unit Value at end of period	$18.834	$21.478	$19.236	$16.677	$18.119	$16.555	$12.010	$10.413	$10.882	$9.022
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	40	52	61	68	59	68	76	73
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.060	$18.900	$16.418	$17.873	$16.363	$11.895	$10.333	$10.821	$8.989	$6.713
Accumulation Unit Value at end of period	$18.431	$21.060	$18.900	$16.418	$17.873	$16.363	$11.895	$10.333	$10.821	$8.989
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	2	4	5	5	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.549	$18.487	$16.100	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948	$6.699
Accumulation Unit Value at end of period	$17.939	$20.549	$18.487	$16.100	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	8	9	11	16	20	20	22
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.449	$18.406	$16.037	$17.511	$16.080	$11.724	$10.215	$10.730	$8.940	$6.696
Accumulation Unit Value at end of period	$17.842	$20.449	$18.406	$16.037	$17.511	$16.080	$11.724	$10.215	$10.730	$8.940
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.229	$29.082	$25.403	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375	$10.794
Accumulation Unit Value at end of period	$28.050	$32.229	$29.082	$25.403	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$13.029	$12.571	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090
Accumulation Unit Value at end of period	$13.358	$13.722	$13.029	$12.571	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829
Number of Accumulation Units outstanding at end of period (in thousands)	66	69	76	85	92	98	195	226	291	376
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.323	$12.688	$12.279	$12.828	$13.041	$12.341	$11.289	$11.894	$10.769	$7.072
Accumulation Unit Value at end of period	$12.931	$13.323	$12.688	$12.279	$12.828	$13.041	$12.341	$11.289	$11.894	$10.769
Number of Accumulation Units outstanding at end of period (in thousands)	101	111	151	196	261	255	215	213	234	236
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.064	$12.466	$12.088	$12.653	$12.890	$12.222	$11.203	$11.826	$10.730	$7.060
Accumulation Unit Value at end of period	$12.654	$13.064	$12.466	$12.088	$12.653	$12.890	$12.222	$11.203	$11.826	$10.730
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	6	8	12	12	21	27
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.746	$12.194	$11.854	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681	$7.045
Accumulation Unit Value at end of period	$12.316	$12.746	$12.194	$11.854	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681
Number of Accumulation Units outstanding at end of period (in thousands)	16	24	27	35	30	36	39	37	42	50
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.684	$12.140	$11.807	$12.397	$12.666	$12.046	$11.074	$11.726	$10.671	$7.042
Accumulation Unit Value at end of period	$12.249	$12.684	$12.140	$11.807	$12.397	$12.666	$12.046	$11.074	$11.726	$10.671
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.373	$17.629	$17.189	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769	$10.433
Accumulation Unit Value at end of period	$17.699	$18.373	$17.629	$17.189	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	—	1	1	1	1	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.842	$14.852	$14.157	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904
Accumulation Unit Value at end of period	$15.356	$16.842	$14.852	$14.157	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	4	4	18	47	50	40
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.352	$14.464	$13.828	$14.083	$13.130	$11.210	$10.015	$10.260	$9.126	$6.886
Accumulation Unit Value at end of period	$14.865	$16.352	$14.464	$13.828	$14.083	$13.130	$11.210	$10.015	$10.260	$9.126
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	12	13	15	20	18	12	11	6
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.033	$14.210	$13.613	$13.892	$12.978	$11.102	$9.938	$10.202	$9.093	$6.875
Accumulation Unit Value at end of period	$14.546	$16.033	$14.210	$13.613	$13.892	$12.978	$11.102	$9.938	$10.202	$9.093
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	7	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.644	$13.900	$13.349	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051	$6.860
Accumulation Unit Value at end of period	$14.157	$15.644	$13.900	$13.349	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	—	—	3	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.567	$13.839	$13.297	$13.610	$12.752	$10.942	$9.824	$10.115	$9.043	$6.858
Accumulation Unit Value at end of period	$14.081	$15.567	$13.839	$13.297	$13.610	$12.752	$10.942	$9.824	$10.115	$9.043
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.179	$20.657	$19.898	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737	$10.443
Accumulation Unit Value at end of period	$20.914	$23.179	$20.657	$19.898	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.660	$8.566	$8.932	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059
Accumulation Unit Value at end of period	$8.477	$10.660	$8.566	$8.932	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	—	—	—	—	—	1
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.350	$8.341	$8.724	$8.888	$9.727	$7.748	$6.484	$7.963	$7.384	$6.044
Accumulation Unit Value at end of period	$8.206	$10.350	$8.341	$8.724	$8.888	$9.727	$7.748	$6.484	$7.963	$7.384
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	15	16	15	15	14	11	10	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.148	$8.195	$8.588	$8.767	$9.614	$7.673	$6.434	$7.918	$7.357	$6.034
Accumulation Unit Value at end of period	$8.030	$10.148	$8.195	$8.588	$8.767	$9.614	$7.673	$6.434	$7.918	$7.357
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.901	$8.016	$8.422	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323	$6.021
Accumulation Unit Value at end of period	$7.815	$9.901	$8.016	$8.422	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.853	$7.981	$8.389	$8.589	$9.447	$7.563	$6.360	$7.851	$7.316	$6.019
Accumulation Unit Value at end of period	$7.773	$9.853	$7.981	$8.389	$8.589	$9.447	$7.563	$6.360	$7.851	$7.316
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.098	$13.884	$14.631	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953	$10.683
Accumulation Unit Value at end of period	$13.455	$17.098	$13.884	$14.631	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.759	$7.960	$8.008	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866
Accumulation Unit Value at end of period	$7.904	$9.759	$7.960	$8.008	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	5	16	16	16
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.475	$7.752	$7.822	$8.143	$9.178	$7.662	$6.423	$7.600	$7.238	$5.851
Accumulation Unit Value at end of period	$7.651	$9.475	$7.752	$7.822	$8.143	$9.178	$7.662	$6.423	$7.600	$7.238
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	10	10	11	11	11	10	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.290	$7.616	$7.700	$8.032	$9.072	$7.588	$6.373	$7.557	$7.211	$5.842
Accumulation Unit Value at end of period	$7.487	$9.290	$7.616	$7.700	$8.032	$9.072	$7.588	$6.373	$7.557	$7.211
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.064	$7.449	$7.551	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178	$5.829
Accumulation Unit Value at end of period	$7.287	$9.064	$7.449	$7.551	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.020	$7.416	$7.521	$7.869	$8.914	$7.479	$6.300	$7.493	$7.171	$5.827
Accumulation Unit Value at end of period	$7.247	$9.020	$7.416	$7.521	$7.869	$8.914	$7.479	$6.300	$7.493	$7.171
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.256	$13.400	$13.623	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186	$10.741
Accumulation Unit Value at end of period	$13.029	$16.256	$13.400	$13.623	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.900	$18.764	$14.970	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574
Accumulation Unit Value at end of period	$15.666	$19.900	$18.764	$14.970	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.322	$18.273	$14.622	$15.578	$15.365	$11.228	$9.750	$10.441	$8.455	$6.558
Accumulation Unit Value at end of period	$15.165	$19.322	$18.273	$14.622	$15.578	$15.365	$11.228	$9.750	$10.441	$8.455
Number of Accumulation Units outstanding at end of period (in thousands)	10	7	24	12	14	20	13	12	7	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.945	$17.953	$14.395	$15.367	$15.187	$11.120	$9.675	$10.382	$8.423	$6.547
Accumulation Unit Value at end of period	$14.840	$18.945	$17.953	$14.395	$15.367	$15.187	$11.120	$9.675	$10.382	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.485	$17.561	$14.116	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385	$6.533
Accumulation Unit Value at end of period	$14.443	$18.485	$17.561	$14.116	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	3	4	5	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.394	$17.483	$14.060	$15.055	$14.923	$10.960	$9.565	$10.293	$8.377	$6.530
Accumulation Unit Value at end of period	$14.365	$18.394	$17.483	$14.060	$15.055	$14.923	$10.960	$9.565	$10.293	$8.377
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.473	$28.083	$22.642	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694	$10.701
Accumulation Unit Value at end of period	$22.959	$29.473	$28.083	$22.642	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.008	$7.255	$6.290	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061
Accumulation Unit Value at end of period	$8.283	$10.008	$7.255	$6.290	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	12	12	13	13	36	48	99	74
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.717	$7.065	$6.144	$7.806	$8.702	$8.973	$8.097	$9.821	$8.534	$5.048
Accumulation Unit Value at end of period	$8.018	$9.717	$7.065	$6.144	$7.806	$8.702	$8.973	$8.097	$9.821	$8.534
Number of Accumulation Units outstanding at end of period (in thousands)	53	58	78	78	103	121	107	132	132	98
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.527	$6.941	$6.048	$7.700	$8.601	$8.887	$8.035	$9.766	$8.502	$5.040
Accumulation Unit Value at end of period	$7.846	$9.527	$6.941	$6.048	$7.700	$8.601	$8.887	$8.035	$9.766	$8.502
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	3	5	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.296	$6.790	$5.931	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463	$5.029
Accumulation Unit Value at end of period	$7.636	$9.296	$6.790	$5.931	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	6	27	37	53	56	59
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.250	$6.760	$5.907	$7.543	$8.451	$8.759	$7.943	$9.683	$8.456	$5.027
Accumulation Unit Value at end of period	$7.595	$9.250	$6.760	$5.907	$7.543	$8.451	$8.759	$7.943	$9.683	$8.456
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.712	$13.708	$12.009	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450	$10.401
Accumulation Unit Value at end of period	$15.325	$18.712	$13.708	$12.009	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	1	1	4	4	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.911	$9.516	$9.038	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393
Accumulation Unit Value at end of period	$9.060	$10.911	$9.516	$9.038	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601
Number of Accumulation Units outstanding at end of period (in thousands)	57	56	64	71	75	85	48	69	50	46
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.593	$9.267	$8.828	$9.648	$11.087	$9.206	$7.950	$9.087	$8.554	$6.377
Accumulation Unit Value at end of period	$8.770	$10.593	$9.267	$8.828	$9.648	$11.087	$9.206	$7.950	$9.087	$8.554
Number of Accumulation Units outstanding at end of period (in thousands)	33	34	50	65	61	56	45	41	42	25
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.387	$9.105	$8.691	$9.517	$10.959	$9.118	$7.889	$9.036	$8.522	$6.366
Accumulation Unit Value at end of period	$8.582	$10.387	$9.105	$8.691	$9.517	$10.959	$9.118	$7.889	$9.036	$8.522
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	2	2	2	3	2	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.134	$8.906	$8.522	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483	$6.353
Accumulation Unit Value at end of period	$8.352	$10.134	$8.906	$8.522	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	9	9	10	10	10	12	12	8
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.085	$8.866	$8.489	$9.324	$10.768	$8.986	$7.799	$8.959	$8.476	$6.350
Accumulation Unit Value at end of period	$8.307	$10.085	$8.866	$8.489	$9.324	$10.768	$8.986	$7.799	$8.959	$8.476
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.613	$14.642	$14.054	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244	$10.699
Accumulation Unit Value at end of period	$13.651	$16.613	$14.642	$14.054	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.527	$13.521	$13.369	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885
Accumulation Unit Value at end of period	$13.552	$13.527	$13.521	$13.369	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524
Number of Accumulation Units outstanding at end of period (in thousands)	57	71	74	89	109	124	216	299	301	370
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.134	$13.168	$13.059	$13.935	$13.979	$14.046	$12.464	$12.839	$11.461	$9.860
Accumulation Unit Value at end of period	$13.118	$13.134	$13.168	$13.059	$13.935	$13.979	$14.046	$12.464	$12.839	$11.461
Number of Accumulation Units outstanding at end of period (in thousands)	147	172	221	307	391	395	358	395	367	191
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.878	$12.937	$12.856	$13.745	$13.817	$13.911	$12.369	$12.766	$11.419	$9.843
Accumulation Unit Value at end of period	$12.837	$12.878	$12.937	$12.856	$13.745	$13.817	$13.911	$12.369	$12.766	$11.419
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	5	5	12	12	19	48
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.565	$12.654	$12.606	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367	$9.823
Accumulation Unit Value at end of period	$12.494	$12.565	$12.654	$12.606	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367
Number of Accumulation Units outstanding at end of period (in thousands)	22	30	37	39	38	41	43	52	73	50
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.504	$12.598	$12.557	$13.466	$13.577	$13.711	$12.227	$12.658	$11.356	$9.819
Accumulation Unit Value at end of period	$12.426	$12.504	$12.598	$12.557	$13.466	$13.577	$13.711	$12.227	$12.658	$11.356
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	3	6	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.258	$13.392	$13.381	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285	$10.648
Accumulation Unit Value at end of period	$13.143	$13.258	$13.392	$13.381	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	3	4	4

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.184	$11.328	$10.526	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331
Accumulation Unit Value at end of period	$11.033	$13.184	$11.328	$10.526	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152
Number of Accumulation Units outstanding at end of period (in thousands)	48	49	55	62	85	93	134	136	136	255
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.800	$11.032	$10.281	$11.224	$11.790	$9.207	$7.762	$8.528	$8.107	$6.315
Accumulation Unit Value at end of period	$10.680	$12.800	$11.032	$10.281	$11.224	$11.790	$9.207	$7.762	$8.528	$8.107
Number of Accumulation Units outstanding at end of period (in thousands)	50	80	96	126	127	112	98	100	106	63
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.551	$10.838	$10.121	$11.071	$11.653	$9.119	$7.702	$8.480	$8.077	$6.304
Accumulation Unit Value at end of period	$10.451	$12.551	$10.838	$10.121	$11.071	$11.653	$9.119	$7.702	$8.480	$8.077
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.246	$10.601	$9.925	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040	$6.291
Accumulation Unit Value at end of period	$10.171	$12.246	$10.601	$9.925	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040
Number of Accumulation Units outstanding at end of period (in thousands)	9	20	20	22	23	28	45	65	70	70
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.186	$10.555	$9.886	$10.846	$11.451	$8.987	$7.614	$8.408	$8.033	$6.288
Accumulation Unit Value at end of period	$10.116	$12.186	$10.555	$9.886	$10.846	$11.451	$8.987	$7.614	$8.408	$8.033
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.134	$17.482	$16.416	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540	$10.626
Accumulation Unit Value at end of period	$16.672	$20.134	$17.482	$16.416	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1

Plus Shares

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Accumulation Unit Value at end of period	$13.382	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982
Number of Accumulation Units outstanding at end of period (in thousands)	187	232	269	327	340	529	978	1,123	1,192	1,058
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.114	$12.447	$12.152	$12.233	$11.646	$10.213	$9.186	$9.662	$8.932	$7.319
Accumulation Unit Value at end of period	$12.954	$14.114	$12.447	$12.152	$12.233	$11.646	$10.213	$9.186	$9.662	$8.932
Number of Accumulation Units outstanding at end of period (in thousands)	80	101	117	136	156	130	153	179	164	188
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.839	$12.229	$11.964	$12.067	$11.511	$10.115	$9.116	$9.607	$8.900	$7.307
Accumulation Unit Value at end of period	$12.677	$13.839	$12.229	$11.964	$12.067	$11.511	$10.115	$9.116	$9.607	$8.900
Number of Accumulation Units outstanding at end of period (in thousands)	2	9	9	10	11	121	251	323	364	356
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.453	$17.233	$16.901	$17.090	$16.344	$14.397	$13.007	$13.743	$12.763	$10.504
Accumulation Unit Value at end of period	$17.774	$19.453	$17.233	$16.901	$17.090	$16.344	$14.397	$13.007	$13.743	$12.763
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	20	33	33	52	51	68	59	48
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.437	$11.910	$11.686	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851	$7.288
Accumulation Unit Value at end of period	$12.271	$13.437	$11.910	$11.686	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	4	4	4	8	10	18
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501
Accumulation Unit Value at end of period	$17.244	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	4	4	5	4

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Accumulation Unit Value at end of period	$7.878	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445
Number of Accumulation Units outstanding at end of period (in thousands)	32	53	58	65	68	76	193	306	331	372
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.437	$7.148	$7.843	$8.175	$8.456	$7.609	$6.733	$8.177	$7.405	$5.423
Accumulation Unit Value at end of period	$7.626	$9.437	$7.148	$7.843	$8.175	$8.456	$7.609	$6.733	$8.177	$7.405
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	26	51	48	56	163	171	179	198
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.254	$7.022	$7.721	$8.064	$8.358	$7.535	$6.681	$8.131	$7.378	$5.414
Accumulation Unit Value at end of period	$7.463	$9.254	$7.022	$7.721	$8.064	$8.358	$7.535	$6.681	$8.131	$7.378
Number of Accumulation Units outstanding at end of period (in thousands)	5	11	16	20	22	23	96	133	135	154
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.933	$13.643	$15.038	$15.746	$16.360	$14.787	$13.143	$16.036	$14.586	$10.730
Accumulation Unit Value at end of period	$14.426	$17.933	$13.643	$15.038	$15.746	$16.360	$14.787	$13.143	$16.036	$14.586
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	8	20	20	20	8	8	8	11
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.985	$6.839	$7.542	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337	$5.400
Accumulation Unit Value at end of period	$7.224	$8.985	$6.839	$7.542	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	17	21	21	26	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727
Accumulation Unit Value at end of period	$13.996	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	6	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Accumulation Unit Value at end of period	$6.295	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773
Number of Accumulation Units outstanding at end of period (in thousands)	487	532	638	729	820	1,021	1,789	2,011	1,973	1,988
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.067	$6.576	$6.760	$6.731	$7.338	$6.096	$5.444	$6.890	$6.736	$5.112
Accumulation Unit Value at end of period	$6.094	$8.067	$6.576	$6.760	$6.731	$7.338	$6.096	$5.444	$6.890	$6.736
Number of Accumulation Units outstanding at end of period (in thousands)	101	105	122	129	138	149	305	332	312	297
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.910	$6.461	$6.654	$6.640	$7.253	$6.038	$5.402	$6.851	$6.712	$5.104
Accumulation Unit Value at end of period	$5.963	$7.910	$6.461	$6.654	$6.640	$7.253	$6.038	$5.402	$6.851	$6.712
Number of Accumulation Units outstanding at end of period (in thousands)	40	51	64	75	96	158	265	308	298	288
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.076	$13.163	$13.592	$13.596	$14.888	$12.425	$11.145	$14.170	$13.916	$10.609
Accumulation Unit Value at end of period	$12.089	$16.076	$13.163	$13.592	$13.596	$14.888	$12.425	$11.145	$14.170	$13.916
Number of Accumulation Units outstanding at end of period (in thousands)	69	74	87	90	91	71	78	80	83	70
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.680	$6.292	$6.500	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675	$5.091
Accumulation Unit Value at end of period	$5.772	$7.680	$6.292	$6.500	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	18	20	17	23	30	36	33	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606
Accumulation Unit Value at end of period	$11.728	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	10	10	11	10

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Accumulation Unit Value at end of period	$18.665	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367
Number of Accumulation Units outstanding at end of period (in thousands)	70	79	98	132	138	200	376	473	599	407
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.751	$19.654	$16.059	$17.365	$16.252	$12.041	$10.363	$11.565	$9.315	$6.658
Accumulation Unit Value at end of period	$18.069	$21.751	$19.654	$16.059	$17.365	$16.252	$12.041	$10.363	$11.565	$9.315
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	42	56	63	78	144	139	312	143
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.328	$19.310	$15.810	$17.129	$16.064	$11.925	$10.284	$11.499	$9.281	$6.647
Accumulation Unit Value at end of period	$17.682	$21.328	$19.310	$15.810	$17.129	$16.064	$11.925	$10.284	$11.499	$9.281
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	20	20	23	50	74	93	79	60
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.253	$31.089	$25.518	$27.716	$26.058	$19.392	$16.766	$18.794	$15.207	$10.918
Accumulation Unit Value at end of period	$28.325	$34.253	$31.089	$25.518	$27.716	$26.058	$19.392	$16.766	$18.794	$15.207
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	14	15	18	30	15	20	24	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.709	$18.805	$15.443	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231	$6.631
Accumulation Unit Value at end of period	$17.116	$20.709	$18.805	$15.443	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	4	5	6	7	12	11	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915
Accumulation Unit Value at end of period	$27.481	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	2	2	2	2	2	3	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Accumulation Unit Value at end of period	$12.176	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	11	18	25	33	40	85	58	69
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.197	$12.778	$11.708	$12.861	$11.839	$8.844	$7.805	$8.271	$7.570	$6.377
Accumulation Unit Value at end of period	$11.786	$14.197	$12.778	$11.708	$12.861	$11.839	$8.844	$7.805	$8.271	$7.570
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	1	1	12	4	5	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.921	$12.555	$11.526	$12.687	$11.701	$8.759	$7.746	$8.225	$7.542	$6.367
Accumulation Unit Value at end of period	$11.534	$13.921	$12.555	$11.526	$12.687	$11.701	$8.759	$7.746	$8.225	$7.542
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	5	8	7	3	4	5	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.271	$20.135	$18.532	$20.449	$18.908	$14.189	$12.579	$13.390	$12.310	$10.417
Accumulation Unit Value at end of period	$18.406	$22.271	$20.135	$18.532	$20.449	$18.908	$14.189	$12.579	$13.390	$12.310
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	3	2	2	4	4	3
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.517	$12.226	$11.259	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501	$6.351
Accumulation Unit Value at end of period	$11.165	$13.517	$12.226	$11.259	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414
Accumulation Unit Value at end of period	$17.857	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.419	$10.279	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.753	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	567	636	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.405	$10.271	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.711	$10.405	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	87	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.396	$10.265	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.683	$10.396	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	79	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.385	$10.257	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.649	$10.385	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	453	489	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.383	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.642	$10.383	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.372	$10.248	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.608	$10.372	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.862	$10.287	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.731	$10.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	366	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.848	$10.278	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.690	$10.848	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	167	193	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.839	$10.272	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.662	$10.839	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	88	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.827	$10.264	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.628	$10.827	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	168	280	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.825	$10.263	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.621	$10.825	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.813	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$10.813	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	25	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.981	$9.962	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.730	$9.981	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,740	3,180	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.968	$9.953	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.689	$9.968	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	760	941	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.959	$9.948	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.661	$9.959	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	196	226	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.949	$9.940	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.627	$9.949	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	260	260	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.947	$9.939	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.620	$9.947	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	55	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.936	$9.932	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.936	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	47	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.949	$9.885	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.949	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	176	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.936	$9.876	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.588	$9.936	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	47	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.928	$9.871	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.560	$9.928	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	32	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.917	$9.863	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.526	$9.917	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	63	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.915	$9.862	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.519	$9.915	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	6	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.904	$9.855	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.486	$9.904	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.618	$10.401	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.412	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	359	413	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.605	$10.392	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.371	$10.605	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	128	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.596	$10.386	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.345	$10.596	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	100	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.584	$10.379	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.311	$10.584	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	180	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.582	$10.378	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.305	$10.582	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	43	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.571	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.272	$10.571	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	78	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.638	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.497	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	180	237	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.624	$10.486	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.456	$10.624	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	177	203	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.615	$10.480	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.429	$10.615	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	39	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.604	$10.472	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.396	$10.604	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	110	132	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.601	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.389	$10.601	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.590	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.356	$10.590	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	84	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.839	$10.528	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.509	$10.839	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	609	676	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.825	$10.519	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.469	$10.825	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	170	209	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.816	$10.513	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.442	$10.816	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	31	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.804	$10.505	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.408	$10.804	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	96	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.802	$10.504	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.401	$10.802	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.790	$10.496	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.368	$10.790	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	22	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.665	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.437	$10.665	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,855	3,467	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.651	$10.427	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.393	$10.651	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	682	874	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.642	$10.421	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.363	$10.642	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	224	279	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.631	$10.413	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.326	$10.631	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	693	859	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.628	$10.412	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.319	$10.628	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	122	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.617	$10.404	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.282	$10.617	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	189	221	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.770	$10.451	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.376	$10.770	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,355	1,626	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.756	$10.442	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.332	$10.756	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	512	589	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.747	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.302	$10.747	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	154	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.736	$10.429	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.265	$10.736	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	315	405	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.733	$10.427	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.258	$10.733	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	80	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.722	$10.420	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.221	$10.722	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	144	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.659	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.079	$10.659	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,200	2,367	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.645	$10.462	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.040	$10.645	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	598	641	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.636	$10.456	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.014	$10.636	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	135	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.625	$10.449	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.982	$10.625	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	347	378	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.622	$10.447	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.975	$10.622	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	57	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.611	$10.440	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.943	$10.611	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	82	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.817	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.123	$10.817	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	181	199	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.803	$10.629	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.084	$10.803	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	114	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.794	$10.623	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.059	$10.794	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	30	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.782	$10.615	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.026	$10.782	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	112	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.780	$10.614	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.020	$10.780	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.768	$10.606	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.988	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	44	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Accumulation Unit Value at end of period	$17.251	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443
Number of Accumulation Units outstanding at end of period (in thousands)	385	440	505	600	705	960	2,250	2,685	2,925	3,061
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.239	$15.296	$14.478	$14.702	$13.427	$10.455	$9.179	$9.628	$8.397	$6.320
Accumulation Unit Value at end of period	$16.699	$18.239	$15.296	$14.478	$14.702	$13.427	$10.455	$9.179	$9.628	$8.397
Number of Accumulation Units outstanding at end of period (in thousands)	79	88	102	108	128	140	327	424	529	494
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.884	$15.028	$14.253	$14.503	$13.271	$10.354	$9.109	$9.574	$8.366	$6.310
Accumulation Unit Value at end of period	$16.341	$17.884	$15.028	$14.253	$14.503	$13.271	$10.354	$9.109	$9.574	$8.366
Number of Accumulation Units outstanding at end of period (in thousands)	50	59	100	151	186	276	481	592	648	620
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.308	$23.847	$22.674	$23.128	$21.217	$16.596	$14.636	$15.421	$13.509	$10.214
Accumulation Unit Value at end of period	$25.801	$28.308	$23.847	$22.674	$23.128	$21.217	$16.596	$14.636	$15.421	$13.509
Number of Accumulation Units outstanding at end of period (in thousands)	99	121	134	160	159	168	121	126	121	97
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.364	$14.635	$13.922	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320	$6.294
Accumulation Unit Value at end of period	$15.818	$17.364	$14.635	$13.922	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320
Number of Accumulation Units outstanding at end of period (in thousands)	21	27	42	56	55	79	99	131	138	150
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211
Accumulation Unit Value at end of period	$25.031	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465
Number of Accumulation Units outstanding at end of period (in thousands)	42	44	40	44	43	33	34	33	35	34

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Accumulation Unit Value at end of period	$19.152	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525
Number of Accumulation Units outstanding at end of period (in thousands)	35	35	44	75	94	96	83	28	33	49
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.935	$16.459	$16.349	$16.502	$15.206	$11.215	$9.354	$9.810	$8.478	$6.367
Accumulation Unit Value at end of period	$18.539	$19.935	$16.459	$16.349	$16.502	$15.206	$11.215	$9.354	$9.810	$8.478
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	10	13	9	9	15	16	15	12
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.547	$16.171	$16.094	$16.277	$15.029	$11.107	$9.283	$9.755	$8.447	$6.356
Accumulation Unit Value at end of period	$18.142	$19.547	$16.171	$16.094	$16.277	$15.029	$11.107	$9.283	$9.755	$8.447
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	7	3	4	10	8	17	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.731	$26.316	$26.257	$26.622	$24.642	$18.257	$15.297	$16.115	$13.990	$10.553
Accumulation Unit Value at end of period	$29.377	$31.731	$26.316	$26.257	$26.622	$24.642	$18.257	$15.297	$16.115	$13.990
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	9	9	6	7	8	9	8
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.978	$15.748	$15.720	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401	$6.340
Accumulation Unit Value at end of period	$17.562	$18.978	$15.748	$15.720	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	3	3	8	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550
Accumulation Unit Value at end of period	$28.500	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	1	1	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Accumulation Unit Value at end of period	$19.560	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353
Number of Accumulation Units outstanding at end of period (in thousands)	118	115	115	145	172	193	350	438	159	282
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.391	$14.667	$14.874	$14.187	$13.031	$9.770	$8.708	$8.883	$7.313	$5.827
Accumulation Unit Value at end of period	$18.935	$19.391	$14.667	$14.874	$14.187	$13.031	$9.770	$8.708	$8.883	$7.313
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	35	42	40	21	65	168	20	19
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.014	$14.410	$14.642	$13.994	$12.880	$9.676	$8.642	$8.833	$7.286	$5.817
Accumulation Unit Value at end of period	$18.529	$19.014	$14.410	$14.642	$13.994	$12.880	$9.676	$8.642	$8.833	$7.286
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	17	11	25	41	31	35	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.195	$24.460	$24.917	$23.874	$22.028	$16.590	$14.854	$15.220	$12.586	$10.074
Accumulation Unit Value at end of period	$31.295	$32.195	$24.460	$24.917	$23.874	$22.028	$16.590	$14.854	$15.220	$12.586
Number of Accumulation Units outstanding at end of period (in thousands)	30	32	22	28	25	16	10	15	7	2
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.461	$14.033	$14.302	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246	$5.803
Accumulation Unit Value at end of period	$17.936	$18.461	$14.033	$14.302	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	9	10	5	6	6	7	8	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071
Accumulation Unit Value at end of period	$30.362	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	4	1	1	1	1	1	1	2	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Accumulation Unit Value at end of period	$16.272	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822
Number of Accumulation Units outstanding at end of period (in thousands)	470	541	658	813	965	1,311	2,160	2,678	2,965	2,944
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.845	$15.942	$14.524	$15.056	$14.479	$10.866	$9.672	$11.063	$8.774	$6.402
Accumulation Unit Value at end of period	$15.751	$18.845	$15.942	$14.524	$15.056	$14.479	$10.866	$9.672	$11.063	$8.774
Number of Accumulation Units outstanding at end of period (in thousands)	129	141	150	173	195	228	497	564	610	687
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.478	$15.663	$14.299	$14.851	$14.311	$10.762	$9.598	$11.000	$8.742	$6.391
Accumulation Unit Value at end of period	$15.413	$18.478	$15.663	$14.299	$14.851	$14.311	$10.762	$9.598	$11.000	$8.742
Number of Accumulation Units outstanding at end of period (in thousands)	28	39	50	70	85	152	301	387	444	469
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.674	$25.216	$23.077	$24.029	$23.213	$17.499	$15.646	$17.977	$14.322	$10.497
Accumulation Unit Value at end of period	$24.690	$29.674	$25.216	$23.077	$24.029	$23.213	$17.499	$15.646	$17.977	$14.322
Number of Accumulation Units outstanding at end of period (in thousands)	96	116	129	144	161	164	146	165	179	124
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.941	$15.253	$13.966	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693	$6.375
Accumulation Unit Value at end of period	$14.920	$17.941	$15.253	$13.966	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693
Number of Accumulation Units outstanding at end of period (in thousands)	12	20	22	25	28	39	49	70	81	84
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494
Accumulation Unit Value at end of period	$23.954	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275
Number of Accumulation Units outstanding at end of period (in thousands)	25	35	37	38	43	42	45	32	45	33

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Accumulation Unit Value at end of period	$14.952	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	34	48	59	98	168	157	183	192
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.888	$15.317	$14.294	$15.055	$14.413	$11.289	$9.060	$10.156	$8.197	$5.319
Accumulation Unit Value at end of period	$14.473	$17.888	$15.317	$14.294	$15.055	$14.413	$11.289	$9.060	$10.156	$8.197
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	14	16	20	23	63	27	27	206
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.540	$15.049	$14.071	$14.851	$14.246	$11.181	$8.990	$10.099	$8.167	$5.310
Accumulation Unit Value at end of period	$14.163	$17.540	$15.049	$14.071	$14.851	$14.246	$11.181	$8.990	$10.099	$8.167
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	13	22	24	28	40	46	65	60
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.694	$29.841	$27.973	$29.596	$28.462	$22.393	$18.051	$20.328	$16.480	$10.742
Accumulation Unit Value at end of period	$27.944	$34.694	$29.841	$27.973	$29.596	$28.462	$22.393	$18.051	$20.328	$16.480
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	10	11	13	12	11	9	11
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.030	$14.655	$13.744	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122	$5.296
Accumulation Unit Value at end of period	$13.709	$17.030	$14.655	$13.744	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	7	4	6	9	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738
Accumulation Unit Value at end of period	$27.110	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	3	3	3	—	4	4	8	9

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Accumulation Unit Value at end of period	$18.882	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439
Number of Accumulation Units outstanding at end of period (in thousands)	31	29	43	49	53	106	137	137	119	95
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.079	$14.540	$15.282	$14.938	$14.373	$10.676	$9.965	$10.686	$9.387	$7.213
Accumulation Unit Value at end of period	$18.278	$18.079	$14.540	$15.282	$14.938	$14.373	$10.676	$9.965	$10.686	$9.387
Number of Accumulation Units outstanding at end of period (in thousands)	40	28	32	32	38	41	25	29	23	23
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.726	$14.285	$15.044	$14.735	$14.206	$10.573	$9.889	$10.626	$9.352	$7.201
Accumulation Unit Value at end of period	$17.886	$17.726	$14.285	$15.044	$14.735	$14.206	$10.573	$9.889	$10.626	$9.352
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	4	7	12	18	32	49	37	38
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.159	$19.518	$20.607	$20.234	$19.556	$14.592	$13.682	$14.738	$13.004	$10.038
Accumulation Unit Value at end of period	$24.316	$24.159	$19.518	$20.607	$20.234	$19.556	$14.592	$13.682	$14.738	$13.004
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	6	31	32	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.211	$13.911	$14.695	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301	$7.183
Accumulation Unit Value at end of period	$17.314	$17.211	$13.911	$14.695	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	2	2	2	2	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035
Accumulation Unit Value at end of period	$23.591	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	5	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Accumulation Unit Value at end of period	$14.184	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639
Number of Accumulation Units outstanding at end of period (in thousands)	1,035	1,272	1,531	1,919	2,255	3,268	7,047	8,583	8,876	8,914
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.648	$13.634	$12.209	$13.408	$13.081	$11.715	$10.613	$10.580	$9.586	$7.220
Accumulation Unit Value at end of period	$13.731	$14.648	$13.634	$12.209	$13.408	$13.081	$11.715	$10.613	$10.580	$9.586
Number of Accumulation Units outstanding at end of period (in thousands)	363	399	549	622	655	813	1,390	1,610	1,715	1,602
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.363	$13.395	$12.020	$13.226	$12.929	$11.602	$10.531	$10.520	$9.550	$7.208
Accumulation Unit Value at end of period	$13.436	$14.363	$13.395	$12.020	$13.226	$12.929	$11.602	$10.531	$10.520	$9.550
Number of Accumulation Units outstanding at end of period (in thousands)	143	180	217	288	408	501	769	993	1,070	1,214
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.827	$19.473	$17.517	$19.323	$18.936	$17.036	$15.502	$15.524	$14.129	$10.690
Accumulation Unit Value at end of period	$19.435	$20.827	$19.473	$17.517	$19.323	$18.936	$17.036	$15.502	$15.524	$14.129
Number of Accumulation Units outstanding at end of period (in thousands)	212	251	293	366	442	421	336	417	313	275
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.945	$13.045	$11.740	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498	$7.190
Accumulation Unit Value at end of period	$13.007	$13.945	$13.045	$11.740	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498
Number of Accumulation Units outstanding at end of period (in thousands)	25	32	38	52	57	61	95	123	135	158
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687
Accumulation Unit Value at end of period	$18.855	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	38	40	38	53	59	71	74	63

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Accumulation Unit Value at end of period	$13.529	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145
Number of Accumulation Units outstanding at end of period (in thousands)	366	428	467	536	630	888	1,184	1,552	1,682	1,749
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.056	$14.150	$12.880	$13.644	$13.176	$10.535	$9.484	$9.978	$9.095	$7.528
Accumulation Unit Value at end of period	$13.096	$15.056	$14.150	$12.880	$13.644	$13.176	$10.535	$9.484	$9.978	$9.095
Number of Accumulation Units outstanding at end of period (in thousands)	164	168	157	173	190	210	221	322	309	314
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.763	$13.902	$12.680	$13.459	$13.023	$10.434	$9.412	$9.922	$9.061	$7.515
Accumulation Unit Value at end of period	$12.815	$14.763	$13.902	$12.680	$13.459	$13.023	$10.434	$9.412	$9.922	$9.061
Number of Accumulation Units outstanding at end of period (in thousands)	41	61	69	99	120	148	223	323	342	400
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.491	$18.400	$16.824	$17.903	$17.366	$13.948	$12.614	$13.330	$12.205	$10.148
Accumulation Unit Value at end of period	$16.877	$19.491	$18.400	$16.824	$17.903	$17.366	$13.948	$12.614	$13.330	$12.205
Number of Accumulation Units outstanding at end of period (in thousands)	69	88	103	132	138	138	141	159	216	192
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.334	$13.538	$12.385	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011	$7.496
Accumulation Unit Value at end of period	$12.405	$14.334	$13.538	$12.385	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011
Number of Accumulation Units outstanding at end of period (in thousands)	5	16	21	23	25	25	27	55	50	50
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145
Accumulation Unit Value at end of period	$16.373	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	26	27	28	18	18	28	26	28

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Accumulation Unit Value at end of period	$13.304	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294
Number of Accumulation Units outstanding at end of period (in thousands)	1,124	1,321	1,532	1,890	2,202	3,083	4,120	5,037	5,271	4,991
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.456	$13.617	$11.976	$12.861	$12.252	$9.756	$8.711	$8.984	$8.248	$6.678
Accumulation Unit Value at end of period	$12.878	$14.456	$13.617	$11.976	$12.861	$12.252	$9.756	$8.711	$8.984	$8.248
Number of Accumulation Units outstanding at end of period (in thousands)	318	360	406	494	511	592	648	771	791	768
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.174	$13.378	$11.790	$12.687	$12.110	$9.662	$8.645	$8.933	$8.218	$6.667
Accumulation Unit Value at end of period	$12.602	$14.174	$13.378	$11.790	$12.687	$12.110	$9.662	$8.645	$8.933	$8.218
Number of Accumulation Units outstanding at end of period (in thousands)	43	62	94	118	177	299	553	750	812	809
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.444	$20.290	$17.925	$19.337	$18.504	$14.801	$13.276	$13.752	$12.684	$10.316
Accumulation Unit Value at end of period	$19.017	$21.444	$20.290	$17.925	$19.337	$18.504	$14.801	$13.276	$13.752	$12.684
Number of Accumulation Units outstanding at end of period (in thousands)	155	179	204	235	257	280	198	218	222	198
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.762	$13.028	$11.516	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173	$6.650
Accumulation Unit Value at end of period	$12.199	$13.762	$13.028	$11.516	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173
Number of Accumulation Units outstanding at end of period (in thousands)	34	44	47	60	63	71	86	90	92	90
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313
Accumulation Unit Value at end of period	$18.450	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642
Number of Accumulation Units outstanding at end of period (in thousands)	73	74	70	69	56	52	52	48	43	30

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Accumulation Unit Value at end of period	$17.634	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871
Number of Accumulation Units outstanding at end of period (in thousands)	181	206	255	330	365	502	749	987	1,059	1,083
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.009	$18.454	$14.461	$15.945	$16.182	$12.122	$10.451	$11.086	$8.822	$6.971
Accumulation Unit Value at end of period	$17.070	$20.009	$18.454	$14.461	$15.945	$16.182	$12.122	$10.451	$11.086	$8.822
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	44	54	68	72	87	155	224	140
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.619	$18.131	$14.236	$15.729	$15.994	$12.005	$10.371	$11.024	$8.789	$6.959
Accumulation Unit Value at end of period	$16.704	$19.619	$18.131	$14.236	$15.729	$15.994	$12.005	$10.371	$11.024	$8.789
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	17	21	34	63	118	175	198	195
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.279	$27.125	$21.352	$23.649	$24.109	$18.141	$15.711	$16.742	$13.382	$10.622
Accumulation Unit Value at end of period	$24.866	$29.279	$27.125	$21.352	$23.649	$24.109	$18.141	$15.711	$16.742	$13.382
Number of Accumulation Units outstanding at end of period (in thousands)	33	45	61	44	46	42	35	42	44	44
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.049	$17.656	$13.905	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741	$6.942
Accumulation Unit Value at end of period	$16.170	$19.049	$17.656	$13.905	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	10	10	12	9	12	13	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619
Accumulation Unit Value at end of period	$24.124	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	4	4	6	9	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Accumulation Unit Value at end of period	$18.063	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	88	114	144	160	181	249	220	328	295	255
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.859	$15.853	$15.538	$16.296	$15.473	$11.434	$10.524	$11.291	$9.030	$6.420
Accumulation Unit Value at end of period	$17.486	$18.859	$15.853	$15.538	$16.296	$15.473	$11.434	$10.524	$11.291	$9.030
Number of Accumulation Units outstanding at end of period (in thousands)	43	51	60	68	71	79	33	41	116	168
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.492	$15.575	$15.297	$16.074	$15.294	$11.324	$10.443	$11.227	$8.997	$6.409
Accumulation Unit Value at end of period	$17.111	$18.492	$15.575	$15.297	$16.074	$15.294	$11.324	$10.443	$11.227	$8.997
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	8	15	18	26	54	66	84	75
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.357	$23.944	$23.574	$24.835	$23.688	$17.583	$16.257	$17.521	$14.076	$10.052
Accumulation Unit Value at end of period	$26.173	$28.357	$23.944	$23.574	$24.835	$23.688	$17.583	$16.257	$17.521	$14.076
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	19	28	31	34	20	14	40	38
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.954	$15.168	$14.941	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948	$6.393
Accumulation Unit Value at end of period	$16.563	$17.954	$15.168	$14.941	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	5	6	6	10	8	9	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049
Accumulation Unit Value at end of period	$25.392	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	7	7	8	8	8

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Accumulation Unit Value at end of period	$13.176	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755
Number of Accumulation Units outstanding at end of period (in thousands)	914	1,033	1,138	1,362	1,550	2,096	4,734	5,347	5,414	5,229
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.303	$12.986	$12.276	$13.036	$13.064	$12.912	$11.686	$11.630	$10.695	$8.688
Accumulation Unit Value at end of period	$12.755	$13.303	$12.986	$12.276	$13.036	$13.064	$12.912	$11.686	$11.630	$10.695
Number of Accumulation Units outstanding at end of period (in thousands)	195	229	245	277	285	320	703	805	846	780
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.044	$12.758	$12.085	$12.859	$12.912	$12.788	$11.597	$11.564	$10.656	$8.674
Accumulation Unit Value at end of period	$12.481	$13.044	$12.758	$12.085	$12.859	$12.912	$12.788	$11.597	$11.564	$10.656
Number of Accumulation Units outstanding at end of period (in thousands)	100	130	153	171	246	360	614	700	738	748
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.431	$15.130	$14.368	$15.326	$15.428	$15.318	$13.926	$13.921	$12.861	$10.494
Accumulation Unit Value at end of period	$14.728	$15.431	$15.130	$14.368	$15.326	$15.428	$15.318	$13.926	$13.921	$12.861
Number of Accumulation Units outstanding at end of period (in thousands)	223	248	271	307	346	356	531	511	453	342
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.665	$12.425	$11.804	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598	$8.652
Accumulation Unit Value at end of period	$12.082	$12.665	$12.425	$11.804	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598
Number of Accumulation Units outstanding at end of period (in thousands)	30	41	66	77	108	128	122	116	129	110
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491
Accumulation Unit Value at end of period	$14.288	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818
Number of Accumulation Units outstanding at end of period (in thousands)	30	32	44	54	39	77	65	67	62	22

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Accumulation Unit Value at end of period	$15.752	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225
Number of Accumulation Units outstanding at end of period (in thousands)	288	286	319	368	457	472	443	433	382	306
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.408	$14.475	$13.919	$14.168	$13.159	$11.072	$10.078	$10.089	$9.175	$7.180
Accumulation Unit Value at end of period	$15.248	$16.408	$14.475	$13.919	$14.168	$13.159	$11.072	$10.078	$10.089	$9.175
Number of Accumulation Units outstanding at end of period (in thousands)	47	44	44	51	60	82	125	130	131	104
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.089	$14.221	$13.703	$13.976	$13.006	$10.965	$10.001	$10.032	$9.141	$7.168
Accumulation Unit Value at end of period	$14.921	$16.089	$14.221	$13.703	$13.976	$13.006	$10.965	$10.001	$10.032	$9.141
Number of Accumulation Units outstanding at end of period (in thousands)	8	142	10	11	23	27	39	33	24	21
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.730	$20.142	$19.457	$19.894	$18.560	$15.687	$14.343	$14.424	$13.175	$10.358
Accumulation Unit Value at end of period	$21.028	$22.730	$20.142	$19.457	$19.894	$18.560	$15.687	$14.343	$14.424	$13.175
Number of Accumulation Units outstanding at end of period (in thousands)	30	32	16	18	19	35	32	31	29	22
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.621	$13.849	$13.384	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091	$7.150
Accumulation Unit Value at end of period	$14.444	$15.621	$13.849	$13.384	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091
Number of Accumulation Units outstanding at end of period (in thousands)	14	21	21	11	11	10	19	22	8	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355
Accumulation Unit Value at end of period	$20.401	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132
Number of Accumulation Units outstanding at end of period (in thousands)	43	3	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Accumulation Unit Value at end of period	$15.880	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343
Number of Accumulation Units outstanding at end of period (in thousands)	3,283	3,952	4,869	5,581	6,737	10,056	17,868	22,375	24,221	23,668
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.847	$14.065	$13.591	$13.719	$13.037	$9.558	$8.236	$9.480	$8.297	$5.808
Accumulation Unit Value at end of period	$15.372	$16.847	$14.065	$13.591	$13.719	$13.037	$9.558	$8.236	$9.480	$8.297
Number of Accumulation Units outstanding at end of period (in thousands)	943	1,059	1,253	1,364	1,555	1,768	3,546	4,551	4,517	4,597
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.519	$13.818	$13.380	$13.533	$12.886	$9.466	$8.173	$9.426	$8.267	$5.798
Accumulation Unit Value at end of period	$15.042	$16.519	$13.818	$13.380	$13.533	$12.886	$9.466	$8.173	$9.426	$8.267
Number of Accumulation Units outstanding at end of period (in thousands)	166	252	321	455	618	967	1,918	2,479	2,765	3,048
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.085	$24.391	$23.676	$24.007	$22.916	$16.877	$14.608	$16.889	$14.849	$10.441
Accumulation Unit Value at end of period	$26.419	$29.085	$24.391	$23.676	$24.007	$22.916	$16.877	$14.608	$16.889	$14.849
Number of Accumulation Units outstanding at end of period (in thousands)	383	469	562	639	667	766	663	801	850	556
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.038	$13.457	$13.069	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221	$5.784
Accumulation Unit Value at end of period	$14.561	$16.038	$13.457	$13.069	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221
Number of Accumulation Units outstanding at end of period (in thousands)	95	115	131	234	249	303	394	500	558	562
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438
Accumulation Unit Value at end of period	$25.631	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800
Number of Accumulation Units outstanding at end of period (in thousands)	78	98	111	118	123	116	113	108	144	107

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Accumulation Unit Value at end of period	$20.987	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	695	875	1,055	1,237	1,563	2,364	2,809	3,417	3,758	3,321
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.137	$17.679	$17.045	$16.269	$14.279	$10.720	$9.293	$9.368	$8.376	$6.798
Accumulation Unit Value at end of period	$20.316	$21.137	$17.679	$17.045	$16.269	$14.279	$10.720	$9.293	$9.368	$8.376
Number of Accumulation Units outstanding at end of period (in thousands)	196	239	260	261	296	369	402	465	494	412
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.726	$17.369	$16.780	$16.048	$14.113	$10.617	$9.222	$9.315	$8.346	$6.786
Accumulation Unit Value at end of period	$19.880	$20.726	$17.369	$16.780	$16.048	$14.113	$10.617	$9.222	$9.315	$8.346
Number of Accumulation Units outstanding at end of period (in thousands)	25	41	56	61	86	192	308	382	427	405
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.129	$26.153	$25.329	$24.284	$21.410	$16.146	$14.061	$14.238	$12.788	$10.425
Accumulation Unit Value at end of period	$29.785	$31.129	$26.153	$25.329	$24.284	$21.410	$16.146	$14.061	$14.238	$12.788
Number of Accumulation Units outstanding at end of period (in thousands)	88	111	119	137	159	152	150	162	176	129
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.123	$16.915	$16.390	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300	$6.769
Accumulation Unit Value at end of period	$19.244	$20.123	$16.915	$16.390	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	26	28	32	45	53	60	68	65
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422
Accumulation Unit Value at end of period	$28.896	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746
Number of Accumulation Units outstanding at end of period (in thousands)	11	17	18	21	22	20	20	21	29	18

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Accumulation Unit Value at end of period	$18.639	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752
Number of Accumulation Units outstanding at end of period (in thousands)	2,167	2,647	3,220	3,809	4,574	7,129	10,614	13,121	14,166	13,324
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.432	$16.741	$14.859	$15.329	$13.837	$10.695	$9.601	$9.663	$8.703	$7.118
Accumulation Unit Value at end of period	$18.043	$19.432	$16.741	$14.859	$15.329	$13.837	$10.695	$9.601	$9.663	$8.703
Number of Accumulation Units outstanding at end of period (in thousands)	708	803	906	973	1,076	1,225	1,965	2,324	2,426	2,350
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.053	$16.448	$14.628	$15.121	$13.677	$10.592	$9.527	$9.608	$8.672	$7.106
Accumulation Unit Value at end of period	$17.656	$19.053	$16.448	$14.628	$15.121	$13.677	$10.592	$9.527	$9.608	$8.672
Number of Accumulation Units outstanding at end of period (in thousands)	79	132	171	274	357	520	937	1,220	1,339	1,420
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.108	$23.460	$20.916	$21.675	$19.654	$15.260	$13.760	$13.911	$12.587	$10.341
Accumulation Unit Value at end of period	$25.057	$27.108	$23.460	$20.916	$21.675	$19.654	$15.260	$13.760	$13.911	$12.587
Number of Accumulation Units outstanding at end of period (in thousands)	219	296	351	397	402	495	398	417	425	278
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.499	$16.017	$14.288	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624	$7.089
Accumulation Unit Value at end of period	$17.091	$18.499	$16.017	$14.288	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624
Number of Accumulation Units outstanding at end of period (in thousands)	67	80	76	46	46	58	120	138	145	135
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338
Accumulation Unit Value at end of period	$24.310	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	43	56	65	66	66	66	67	50	78	55

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Accumulation Unit Value at end of period	$15.353	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167
Number of Accumulation Units outstanding at end of period (in thousands)	47	51	44	53	56	44	40	47	34	34
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.754	$12.103	$12.105	$11.425	$10.909	$8.162	$6.744	$7.986	$7.127	$5.358
Accumulation Unit Value at end of period	$14.861	$15.754	$12.103	$12.105	$11.425	$10.909	$8.162	$6.744	$7.986	$7.127
Number of Accumulation Units outstanding at end of period (in thousands)	28	48	39	29	13	14	12	7	24	29
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.447	$11.891	$11.917	$11.270	$10.783	$8.083	$6.692	$7.940	$7.101	$5.349
Accumulation Unit Value at end of period	$14.543	$15.447	$11.891	$11.917	$11.270	$10.783	$8.083	$6.692	$7.940	$7.101
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	7	7	7	22	28	19	20
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.752	$22.960	$23.067	$21.869	$20.977	$15.764	$13.084	$15.564	$13.953	$10.537
Accumulation Unit Value at end of period	$27.940	$29.752	$22.960	$23.067	$21.869	$20.977	$15.764	$13.084	$15.564	$13.953
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	10	11	9	10	10	10	7	3
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.998	$11.580	$11.640	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062	$5.335
Accumulation Unit Value at end of period	$14.077	$14.998	$11.580	$11.640	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	4	2	1	3	4	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534
Accumulation Unit Value at end of period	$27.107	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	4	3	1	1	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Accumulation Unit Value at end of period	$20.362	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693
Number of Accumulation Units outstanding at end of period (in thousands)	868	1,095	1,409	1,687	2,174	3,210	4,536	5,558	6,250	5,861
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.993	$15.628	$16.015	$14.615	$13.056	$9.807	$7.883	$8.821	$7.651	$6.019
Accumulation Unit Value at end of period	$19.710	$19.993	$15.628	$16.015	$14.615	$13.056	$9.807	$7.883	$8.821	$7.651
Number of Accumulation Units outstanding at end of period (in thousands)	258	314	457	508	600	744	1,045	1,164	1,283	1,058
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.604	$15.354	$15.766	$14.416	$12.904	$9.713	$7.823	$8.771	$7.623	$6.009
Accumulation Unit Value at end of period	$19.288	$19.604	$15.354	$15.766	$14.416	$12.904	$9.713	$7.823	$8.771	$7.623
Number of Accumulation Units outstanding at end of period (in thousands)	40	59	83	111	151	269	466	582	640	654
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.630	$26.406	$27.181	$24.917	$22.360	$16.872	$13.623	$15.312	$13.341	$10.543
Accumulation Unit Value at end of period	$33.005	$33.630	$26.406	$27.181	$24.917	$22.360	$16.872	$13.623	$15.312	$13.341
Number of Accumulation Units outstanding at end of period (in thousands)	130	158	182	210	233	188	184	207	227	175
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.034	$14.953	$15.399	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581	$5.994
Accumulation Unit Value at end of period	$18.671	$19.034	$14.953	$15.399	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581
Number of Accumulation Units outstanding at end of period (in thousands)	49	54	58	40	37	52	60	86	99	102
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540
Accumulation Unit Value at end of period	$32.021	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	24	29	25	22	24	28	44	33

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Accumulation Unit Value at end of period	$16.772	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287
Number of Accumulation Units outstanding at end of period (in thousands)	249	296	355	371	461	709	1,357	1,451	1,783	1,148
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.147	$16.248	$14.502	$15.453	$15.361	$14.717	$13.128	$12.786	$11.225	$7.607
Accumulation Unit Value at end of period	$16.236	$17.147	$16.248	$14.502	$15.453	$15.361	$14.717	$13.128	$12.786	$11.225
Number of Accumulation Units outstanding at end of period (in thousands)	92	101	90	116	116	110	184	166	233	233
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.813	$15.964	$14.276	$15.243	$15.183	$14.575	$13.027	$12.714	$11.184	$7.594
Accumulation Unit Value at end of period	$15.888	$16.813	$15.964	$14.276	$15.243	$15.183	$14.575	$13.027	$12.714	$11.184
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	23	32	39	61	121	181	224	200
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.480	$21.398	$19.184	$20.534	$20.504	$19.733	$17.682	$17.299	$15.256	$10.385
Accumulation Unit Value at end of period	$21.191	$22.480	$21.398	$19.184	$20.534	$20.504	$19.733	$17.682	$17.299	$15.256
Number of Accumulation Units outstanding at end of period (in thousands)	55	61	61	78	98	130	136	120	209	137
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.324	$15.546	$13.945	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122	$7.575
Accumulation Unit Value at end of period	$15.380	$16.324	$15.546	$13.945	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	17	23	26	29	42	52	50	41
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382
Accumulation Unit Value at end of period	$20.559	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	21	16	19	18	14	42	13	12

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Accumulation Unit Value at end of period	$10.237	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178
Number of Accumulation Units outstanding at end of period (in thousands)	503	518	625	701	829	1,117	904	1,096	1,088	884
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.436	$10.124	$10.196	$10.205	$10.825	$9.081	$7.704	$9.132	$8.133	$6.214
Accumulation Unit Value at end of period	$9.910	$12.436	$10.124	$10.196	$10.205	$10.825	$9.081	$7.704	$9.132	$8.133
Number of Accumulation Units outstanding at end of period (in thousands)	171	162	161	171	188	209	135	173	192	184
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.194	$9.947	$10.037	$10.066	$10.700	$8.994	$7.645	$9.080	$8.104	$6.204
Accumulation Unit Value at end of period	$9.697	$12.194	$9.947	$10.037	$10.066	$10.700	$8.994	$7.645	$9.080	$8.104
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	24	35	48	73	151	190	206	180
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.556	$16.810	$17.005	$17.097	$18.219	$15.352	$13.083	$15.578	$13.937	$10.696
Accumulation Unit Value at end of period	$16.306	$20.556	$16.810	$17.005	$17.097	$18.219	$15.352	$13.083	$15.578	$13.937
Number of Accumulation Units outstanding at end of period (in thousands)	42	48	44	50	55	53	34	38	35	22
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.839	$9.687	$9.804	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059	$6.188
Accumulation Unit Value at end of period	$9.387	$11.839	$9.687	$9.804	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	14	14	15	25	21	27	31	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693
Accumulation Unit Value at end of period	$15.820	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891
Number of Accumulation Units outstanding at end of period (in thousands)	34	34	28	27	26	18	14	10	18	9

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Accumulation Unit Value at end of period	$17.121	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337
Number of Accumulation Units outstanding at end of period (in thousands)	39	42	46	62	79	114	354	282	342	252
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718
Accumulation Unit Value at end of period	$16.573	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	18	26	31	38	47	72	60	141
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.422	$16.450	$14.428	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261	$5.708
Accumulation Unit Value at end of period	$16.218	$18.422	$16.450	$14.428	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	12	11	17	19	36	60	94	67
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.533	$29.122	$25.608	$27.534	$26.802	$19.964	$17.648	$18.285	$14.884	$10.310
Accumulation Unit Value at end of period	$28.568	$32.533	$29.122	$25.608	$27.534	$26.802	$19.964	$17.648	$18.285	$14.884
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	18	18	18	22	21	32	33	27
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.886	$16.019	$14.093	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216	$5.694
Accumulation Unit Value at end of period	$15.699	$17.886	$16.019	$14.093	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	3	2	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307
Accumulation Unit Value at end of period	$27.716	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	3	18	13	15	15	15

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Accumulation Unit Value at end of period	$23.373	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179
Number of Accumulation Units outstanding at end of period (in thousands)	66	79	77	99	105	154	296	314	193	133
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$26.128	$22.188	$20.133	$20.643	$19.889	$13.999	$12.159	$12.225	$9.128	$6.875
Accumulation Unit Value at end of period	$22.625	$26.128	$22.188	$20.133	$20.643	$19.889	$13.999	$12.159	$12.225	$9.128
Number of Accumulation Units outstanding at end of period (in thousands)	40	40	25	33	30	46	82	74	53	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.619	$21.799	$19.820	$20.363	$19.658	$13.864	$12.066	$12.156	$9.095	$6.863
Accumulation Unit Value at end of period	$22.140	$25.619	$21.799	$19.820	$20.363	$19.658	$13.864	$12.066	$12.156	$9.095
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	11	12	10	33	62	69	39	41
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$38.852	$33.142	$30.209	$31.113	$30.112	$21.290	$18.575	$18.760	$14.071	$10.645
Accumulation Unit Value at end of period	$33.492	$38.852	$33.142	$30.209	$31.113	$30.112	$21.290	$18.575	$18.760	$14.071
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	13	19	19	26	10	14	12	7
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.874	$21.229	$19.360	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045	$6.846
Accumulation Unit Value at end of period	$21.432	$24.874	$21.229	$19.360	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	6	7	8	5	2	16	10	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642
Accumulation Unit Value at end of period	$32.493	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	7	15	15	16	13	13

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Accumulation Unit Value at end of period	$17.697	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446
Number of Accumulation Units outstanding at end of period (in thousands)	94	113	142	167	210	354	340	464	563	687
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.241	$14.720	$14.709	$16.340	$15.562	$10.990	$9.691	$10.226	$8.400	$6.625
Accumulation Unit Value at end of period	$17.131	$18.241	$14.720	$14.709	$16.340	$15.562	$10.990	$9.691	$10.226	$8.400
Number of Accumulation Units outstanding at end of period (in thousands)	46	40	48	65	68	98	89	115	84	92
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.886	$14.462	$14.480	$16.118	$15.381	$10.885	$9.617	$10.168	$8.369	$6.614
Accumulation Unit Value at end of period	$16.764	$17.886	$14.462	$14.480	$16.118	$15.381	$10.885	$9.617	$10.168	$8.369
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	12	20	24	41	77	96	103	114
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.645	$22.409	$22.493	$25.101	$24.013	$17.036	$15.089	$15.994	$13.197	$10.456
Accumulation Unit Value at end of period	$25.847	$27.645	$22.409	$22.493	$25.101	$24.013	$17.036	$15.089	$15.994	$13.197
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	21	23	28	25	11	12	13	14
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.365	$14.083	$14.143	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323	$6.597
Accumulation Unit Value at end of period	$16.228	$17.365	$14.083	$14.143	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	4	5	7	10	10	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453
Accumulation Unit Value at end of period	$25.076	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	3	3	4	3	2	7	1	4

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Accumulation Unit Value at end of period	$18.916	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691
Number of Accumulation Units outstanding at end of period (in thousands)	18	24	24	15	18	28	233	31	41	39
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.698	$15.909	$15.102	$14.989	$13.731	$10.587	$9.438	$9.731	$8.643	$6.227
Accumulation Unit Value at end of period	$18.311	$18.698	$15.909	$15.102	$14.989	$13.731	$10.587	$9.438	$9.731	$8.643
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	2	2	3	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.334	$15.630	$14.867	$14.785	$13.572	$10.485	$9.366	$9.675	$8.611	$6.216
Accumulation Unit Value at end of period	$17.918	$18.334	$15.630	$14.867	$14.785	$13.572	$10.485	$9.366	$9.675	$8.611
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	5	1	1	—	10	5	8	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.793	$25.462	$24.281	$24.206	$22.276	$17.253	$15.449	$16.000	$14.276	$10.331
Accumulation Unit Value at end of period	$29.044	$29.793	$25.462	$24.281	$24.206	$22.276	$17.253	$15.449	$16.000	$14.276
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	6	2	2	6	3	3	5	9
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.801	$15.221	$14.522	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564	$6.201
Accumulation Unit Value at end of period	$17.345	$17.801	$15.221	$14.522	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	1	1	1	5	2	2	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328
Accumulation Unit Value at end of period	$28.178	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	7	2	2	1	6	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Accumulation Unit Value at end of period	$12.286	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181
Number of Accumulation Units outstanding at end of period (in thousands)	6,542	7,569	8,132	9,195	10,813	15,656	15,445	17,214	19,012	17,393
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.226	$11.855	$11.569	$11.866	$11.427	$11.814	$11.202	$10.676	$10.125	$8.977
Accumulation Unit Value at end of period	$11.893	$12.226	$11.855	$11.569	$11.866	$11.427	$11.814	$11.202	$10.676	$10.125
Number of Accumulation Units outstanding at end of period (in thousands)	1,755	1,906	2,019	2,158	2,379	2,669	2,599	2,819	3,030	2,668
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.988	$11.648	$11.389	$11.705	$11.295	$11.700	$11.116	$10.616	$10.088	$8.962
Accumulation Unit Value at end of period	$11.638	$11.988	$11.648	$11.389	$11.705	$11.295	$11.700	$11.116	$10.616	$10.088
Number of Accumulation Units outstanding at end of period (in thousands)	182	258	301	434	560	908	1,430	1,688	1,778	1,722
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.414	$13.066	$12.808	$13.196	$12.765	$13.256	$12.626	$12.088	$11.516	$10.256
Accumulation Unit Value at end of period	$12.990	$13.414	$13.066	$12.808	$13.196	$12.765	$13.256	$12.626	$12.088	$11.516
Number of Accumulation Units outstanding at end of period (in thousands)	700	755	783	837	865	946	846	920	914	621
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.640	$11.343	$11.125	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033	$8.940
Accumulation Unit Value at end of period	$11.266	$11.640	$11.343	$11.125	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033
Number of Accumulation Units outstanding at end of period (in thousands)	88	95	103	108	115	119	151	190	216	227
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253
Accumulation Unit Value at end of period	$12.603	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478
Number of Accumulation Units outstanding at end of period (in thousands)	88	75	92	100	100	108	94	89	120	83

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Accumulation Unit Value at end of period	$10.109	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754
Number of Accumulation Units outstanding at end of period (in thousands)	423	605	675	531	430	601	1,702	2,083	1,651	1,651
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.895	$9.959	$10.000	$10.041	$9.958	$10.328	$10.156	$9.874	$9.701	$9.568
Accumulation Unit Value at end of period	$9.786	$9.895	$9.959	$10.000	$10.041	$9.958	$10.328	$10.156	$9.874	$9.701
Number of Accumulation Units outstanding at end of period (in thousands)	165	211	176	163	158	213	270	249	305	175
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.702	$9.784	$9.845	$9.904	$9.842	$10.228	$10.078	$9.819	$9.665	$9.552
Accumulation Unit Value at end of period	$9.576	$9.702	$9.784	$9.845	$9.904	$9.842	$10.228	$10.078	$9.819	$9.665
Number of Accumulation Units outstanding at end of period (in thousands)	39	54	74	199	104	129	211	277	375	403
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.957	$10.066	$10.154	$10.241	$10.202	$10.629	$10.499	$10.254	$10.120	$10.026
Accumulation Unit Value at end of period	$9.803	$9.957	$10.066	$10.154	$10.241	$10.202	$10.629	$10.499	$10.254	$10.120
Number of Accumulation Units outstanding at end of period (in thousands)	46	138	199	226	163	221	360	221	188	147
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.420	$9.528	$9.616	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612	$9.529
Accumulation Unit Value at end of period	$9.270	$9.420	$9.528	$9.616	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	11	12	13	62	127	137	147	147
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024
Accumulation Unit Value at end of period	$9.511	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086
Number of Accumulation Units outstanding at end of period (in thousands)	27	9	8	20	28	16	172	32	11	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Accumulation Unit Value at end of period	$8.819	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855
Number of Accumulation Units outstanding at end of period (in thousands)	845	703	985	1,226	1,420	2,459	5,019	5,872	4,799	6,042
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.571	$8.652	$8.738	$8.899	$9.065	$9.244	$9.426	$9.611	$9.801	$9.987
Accumulation Unit Value at end of period	$8.537	$8.571	$8.652	$8.738	$8.899	$9.065	$9.244	$9.426	$9.611	$9.801
Number of Accumulation Units outstanding at end of period (in thousands)	249	195	232	178	194	352	825	544	708	822
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.404	$8.501	$8.603	$8.778	$8.960	$9.155	$9.354	$9.557	$9.765	$9.970
Accumulation Unit Value at end of period	$8.354	$8.404	$8.501	$8.603	$8.778	$8.960	$9.155	$9.354	$9.557	$9.765
Number of Accumulation Units outstanding at end of period (in thousands)	21	37	340	490	520	690	1,007	916	826	1,179
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.227	$8.342	$8.463	$8.658	$8.859	$9.074	$9.295	$9.520	$9.752	$9.982
Accumulation Unit Value at end of period	$8.157	$8.227	$8.342	$8.463	$8.658	$8.859	$9.074	$9.295	$9.520	$9.752
Number of Accumulation Units outstanding at end of period (in thousands)	145	209	279	215	306	583	425	444	322	72
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.160	$8.279	$8.403	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711	$9.945
Accumulation Unit Value at end of period	$8.087	$8.160	$8.279	$8.403	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	38	19	18	33	64	53	103	155
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979
Accumulation Unit Value at end of period	$7.914	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720
Number of Accumulation Units outstanding at end of period (in thousands)	35	4	4	12	35	41	203	94	85	48

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Accumulation Unit Value at end of period	$16.473	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655
Number of Accumulation Units outstanding at end of period (in thousands)	59	68	82	112	138	207	437	522	571	257
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.103	$15.991	$14.342	$15.089	$13.816	$10.677	$9.307	$9.679	$8.607	$7.057
Accumulation Unit Value at end of period	$15.946	$18.103	$15.991	$14.342	$15.089	$13.816	$10.677	$9.307	$9.679	$8.607
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	24	41	48	65	280	374	402	344
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.751	$15.711	$14.119	$14.884	$13.656	$10.575	$9.236	$9.625	$8.576	$7.045
Accumulation Unit Value at end of period	$15.604	$17.751	$15.711	$14.119	$14.884	$13.656	$10.575	$9.236	$9.625	$8.576
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	19	23	41	55	65	88	83	28
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.394	$22.531	$20.299	$21.453	$19.732	$15.318	$13.412	$14.012	$12.516	$10.308
Accumulation Unit Value at end of period	$22.267	$25.394	$22.531	$20.299	$21.453	$19.732	$15.318	$13.412	$14.012	$12.516
Number of Accumulation Units outstanding at end of period (in thousands)	26	32	31	35	31	33	36	36	37	15
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.234	$15.299	$13.791	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529	$7.027
Accumulation Unit Value at end of period	$15.105	$17.234	$15.299	$13.791	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	5	20	14	16	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305
Accumulation Unit Value at end of period	$21.603	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	4	4	4	4	6	10	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$10.135	$—	$—	$—
Accumulation Unit Value at end of period	$17.550	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	28	22	24	40	40	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.242	$14.644	$14.637	$14.248	$13.432	$9.797	$10.129	$—	$—	$—
Accumulation Unit Value at end of period	$17.194	$18.242	$14.644	$14.637	$14.248	$13.432	$9.797	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	2	2	5	5	9	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.031	$14.503	$14.525	$14.168	$13.382	$9.781	$10.126	$—	$—	$—
Accumulation Unit Value at end of period	$16.961	$18.031	$14.503	$14.525	$14.168	$13.382	$9.781	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	6	8	10	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.770	$14.328	$14.386	$14.068	$13.321	$9.760	$10.122	$—	$—	$—
Accumulation Unit Value at end of period	$16.673	$17.770	$14.328	$14.386	$14.068	$13.321	$9.760	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	19	42	57	41	28	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.718	$14.294	$14.359	$14.048	$13.309	$9.756	$10.121	$—	$—	$—
Accumulation Unit Value at end of period	$16.616	$17.718	$14.294	$14.359	$14.048	$13.309	$9.756	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$10.117	$—	$—	$—
Accumulation Unit Value at end of period	$16.335	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	4	4	4	2	2	2	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Accumulation Unit Value at end of period	$15.684	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620
Number of Accumulation Units outstanding at end of period (in thousands)	40	55	49	47	50	57	198	256	236	279
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.769	$16.519	$14.619	$16.447	$15.318	$11.662	$10.157	$10.273	$8.573	$6.282
Accumulation Unit Value at end of period	$15.183	$17.769	$16.519	$14.619	$16.447	$15.318	$11.662	$10.157	$10.273	$8.573
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	11	13	17	19	69	68	71	70
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.423	$16.230	$14.392	$16.223	$15.141	$11.550	$10.080	$10.215	$8.542	$6.271
Accumulation Unit Value at end of period	$14.858	$17.423	$16.230	$14.392	$16.223	$15.141	$11.550	$10.080	$10.215	$8.542
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	12	16	15	16	41	42	47	51
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345	$10.558
Accumulation Unit Value at end of period	$24.397	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	14	14	19	24	8	9	10	10
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.917	$15.806	$14.058	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495	$6.256
Accumulation Unit Value at end of period	$14.383	$16.917	$15.806	$14.058	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	4	10	10	6	5	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555
Accumulation Unit Value at end of period	$23.669	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	5	4	3	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$10.345	$—	$—
Accumulation Unit Value at end of period	$12.613	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	149	202	244	278	350	517	825	738	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.468	$12.503	$11.433	$12.195	$11.763	$11.827	$10.900	$10.341	$—	$—
Accumulation Unit Value at end of period	$12.321	$13.468	$12.503	$11.433	$12.195	$11.763	$11.827	$10.900	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	60	62	75	79	80	177	78	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.286	$12.360	$11.324	$12.103	$11.698	$11.785	$10.883	$10.338	$—	$—
Accumulation Unit Value at end of period	$12.131	$13.286	$12.360	$11.324	$12.103	$11.698	$11.785	$10.883	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	5	2	5	13	7	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.062	$12.182	$11.189	$11.989	$11.617	$11.732	$10.861	$10.335	$—	$—
Accumulation Unit Value at end of period	$11.897	$13.062	$12.182	$11.189	$11.989	$11.617	$11.732	$10.861	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	2	5	7	8	14	20	8	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.018	$12.147	$11.162	$11.966	$11.600	$11.722	$10.857	$10.334	$—	$—
Accumulation Unit Value at end of period	$11.850	$13.018	$12.147	$11.162	$11.966	$11.600	$11.722	$10.857	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	10	6	12	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.622	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	9	12	11	13	21	13	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Accumulation Unit Value at end of period	$14.290	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	35	44	46	52	88	110	243	309
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.605	$14.097	$13.066	$14.174	$13.402	$10.598	$9.512	$9.728	$9.080	$7.234
Accumulation Unit Value at end of period	$13.833	$15.605	$14.097	$13.066	$14.174	$13.402	$10.598	$9.512	$9.728	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	16	18	21	23	17	29	53	51
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.302	$13.851	$12.863	$13.982	$13.246	$10.497	$9.439	$9.673	$9.047	$7.222
Accumulation Unit Value at end of period	$13.537	$15.302	$13.851	$12.863	$13.982	$13.246	$10.497	$9.439	$9.673	$9.047
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	6	7	6	10	37	38	49	44
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.082	$19.131	$17.811	$19.409	$18.434	$14.644	$13.202	$13.562	$12.716	$10.177
Accumulation Unit Value at end of period	$18.604	$21.082	$19.131	$17.811	$19.409	$18.434	$14.644	$13.202	$13.562	$12.716
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	32	33	36	16	2	6	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.857	$13.488	$12.564	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997	$7.204
Accumulation Unit Value at end of period	$13.104	$14.857	$13.488	$12.564	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	5	5	6	4	4	4	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174
Accumulation Unit Value at end of period	$18.049	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	2	2	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.336	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.326	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	431	582	821	1,015	814	1,155	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.208	$9.337	$9.512	$9.698	$9.888	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.170	$9.208	$9.337	$9.512	$9.698	$9.888	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	107	95	320	362	361	318	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.124	$9.270	$9.463	$9.667	$9.876	$9.974	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.069	$9.124	$9.270	$9.463	$9.667	$9.876	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	35	42	99	87	114	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.020	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	39	91	188	115	171	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.999	$9.171	$9.389	$9.621	$9.859	$9.970	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.918	$8.999	$9.171	$9.389	$9.621	$9.859	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	39	—	33	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.897	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.794	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	1	3	8	8	22	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Accumulation Unit Value at end of period	$16.064	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880
Number of Accumulation Units outstanding at end of period (in thousands)	46	49	61	76	87	125	240	283	299	304
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.352	$16.409	$14.010	$14.776	$13.701	$10.444	$9.313	$9.717	$8.831	$7.256
Accumulation Unit Value at end of period	$15.551	$18.352	$16.409	$14.010	$14.776	$13.701	$10.444	$9.313	$9.717	$8.831
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	18	25	34	37	26	28	34	33
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.994	$16.122	$13.793	$14.575	$13.543	$10.344	$9.242	$9.662	$8.799	$7.244
Accumulation Unit Value at end of period	$15.218	$17.994	$16.122	$13.793	$14.575	$13.543	$10.344	$9.242	$9.662	$8.799
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	11	13	25	40	41	40	39
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547	$10.355
Accumulation Unit Value at end of period	$21.218	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	10	11	15	15	8	5	5	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.472	$15.701	$13.472	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751	$7.226
Accumulation Unit Value at end of period	$14.731	$17.472	$15.701	$13.472	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	14	15	15	15	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353
Accumulation Unit Value at end of period	$20.585	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	14	14	14	9	8	3	3	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Accumulation Unit Value at end of period	$10.553	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481
Number of Accumulation Units outstanding at end of period (in thousands)	614	635	763	851	958	1,278	1,528	1,754	1,918	1,843
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.285	$10.207	$10.481	$10.975	$11.181	$9.603	$8.496	$9.315	$8.435	$6.375
Accumulation Unit Value at end of period	$10.216	$12.285	$10.207	$10.481	$10.975	$11.181	$9.603	$8.496	$9.315	$8.435
Number of Accumulation Units outstanding at end of period (in thousands)	147	153	161	181	181	189	228	259	259	224
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.046	$10.028	$10.318	$10.826	$11.051	$9.511	$8.431	$9.262	$8.404	$6.365
Accumulation Unit Value at end of period	$9.997	$12.046	$10.028	$10.318	$10.826	$11.051	$9.511	$8.431	$9.262	$8.404
Number of Accumulation Units outstanding at end of period (in thousands)	29	39	50	57	71	124	177	211	216	215
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$15.409	$14.016	$10.641
Accumulation Unit Value at end of period	$16.302	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$15.409	$14.016
Number of Accumulation Units outstanding at end of period (in thousands)	72	74	79	84	88	72	70	76	76	57
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.696	$9.766	$10.079	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358	$6.349
Accumulation Unit Value at end of period	$9.677	$11.696	$9.766	$10.079	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	18	20	19	23	24	39	36	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639
Accumulation Unit Value at end of period	$15.816	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971
Number of Accumulation Units outstanding at end of period (in thousands)	12	10	10	9	10	10	10	48	19	15

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$10.015	$—	$—	$—
Accumulation Unit Value at end of period	$15.346	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	13	15	23	46	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.288	$13.598	$13.786	$13.913	$13.173	$9.833	$10.010	$—	$—	$—
Accumulation Unit Value at end of period	$15.035	$16.288	$13.598	$13.786	$13.913	$13.173	$9.833	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	7	8	5	7	9	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.099	$13.467	$13.681	$13.834	$13.125	$9.817	$10.007	$—	$—	$—
Accumulation Unit Value at end of period	$14.831	$16.099	$13.467	$13.681	$13.834	$13.125	$9.817	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	3	4	3	12	19	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.866	$13.305	$13.551	$13.737	$13.065	$9.796	$10.003	$—	$—	$—
Accumulation Unit Value at end of period	$14.580	$15.866	$13.305	$13.551	$13.737	$13.065	$9.796	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	16	45	31	32	22	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.820	$13.273	$13.525	$13.717	$13.053	$9.792	$10.002	$—	$—	$—
Accumulation Unit Value at end of period	$14.530	$15.820	$13.273	$13.525	$13.717	$13.053	$9.792	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$9.998	$—	$—	$—
Accumulation Unit Value at end of period	$14.284	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	4	4	4	4	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Accumulation Unit Value at end of period	$15.820	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	140	160	190	236	270	375	397	475	432	221
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.432	$16.526	$15.067	$16.300	$16.282	$12.111	$10.865	$11.189	$8.899	$7.506
Accumulation Unit Value at end of period	$15.315	$18.432	$16.526	$15.067	$16.300	$16.282	$12.111	$10.865	$11.189	$8.899
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	40	54	57	71	68	70	51	24
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.073	$16.237	$14.833	$16.079	$16.093	$11.994	$10.782	$11.126	$8.866	$7.493
Accumulation Unit Value at end of period	$14.987	$18.073	$16.237	$14.833	$16.079	$16.093	$11.994	$10.782	$11.126	$8.866
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	7	16	25	64	67	77	63
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.670	$22.219	$20.349	$22.113	$22.188	$16.578	$14.940	$15.455	$12.347	$10.461
Accumulation Unit Value at end of period	$20.406	$24.670	$22.219	$20.349	$22.113	$22.188	$16.578	$14.940	$15.455	$12.347
Number of Accumulation Units outstanding at end of period (in thousands)	25	26	31	34	39	34	26	25	29	18
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.548	$15.812	$14.489	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818	$7.475
Accumulation Unit Value at end of period	$14.508	$17.548	$15.812	$14.489	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	6	7	8	8	8	9	7	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458
Accumulation Unit Value at end of period	$19.797	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	4	4	5	6	5	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Accumulation Unit Value at end of period	$16.327	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989
Number of Accumulation Units outstanding at end of period (in thousands)	371	451	535	556	643	883	1,727	2,100	2,294	2,396
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.792	$15.678	$14.257	$14.764	$14.427	$13.600	$12.323	$12.038	$10.929	$8.297
Accumulation Unit Value at end of period	$15.806	$16.792	$15.678	$14.257	$14.764	$14.427	$13.600	$12.323	$12.038	$10.929
Number of Accumulation Units outstanding at end of period (in thousands)	80	89	83	94	105	128	263	302	304	293
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.465	$15.404	$14.035	$14.563	$14.260	$13.469	$12.229	$11.970	$10.889	$8.283
Accumulation Unit Value at end of period	$15.467	$16.465	$15.404	$14.035	$14.563	$14.260	$13.469	$12.229	$11.970	$10.889
Number of Accumulation Units outstanding at end of period (in thousands)	36	48	63	87	114	161	281	362	376	403
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.414	$19.146	$17.489	$18.192	$17.858	$16.910	$15.391	$15.103	$13.774	$10.504
Accumulation Unit Value at end of period	$19.129	$20.414	$19.146	$17.489	$18.192	$17.858	$16.910	$15.391	$15.103	$13.774
Number of Accumulation Units outstanding at end of period (in thousands)	91	103	112	140	151	148	139	152	126	115
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.986	$15.001	$13.710	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829	$8.263
Accumulation Unit Value at end of period	$14.973	$15.986	$15.001	$13.710	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	16	30	30	35	25	29	76	185
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501
Accumulation Unit Value at end of period	$18.559	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	6	6	5	8	14	15	17	17

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Accumulation Unit Value at end of period	$19.399	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534
Number of Accumulation Units outstanding at end of period (in thousands)	259	317	305	319	367	504	465	511	359	265
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.087	$17.194	$15.232	$15.871	$14.509	$11.565	$10.486	$10.672	$9.482	$7.834
Accumulation Unit Value at end of period	$18.779	$20.087	$17.194	$15.232	$15.871	$14.509	$11.565	$10.486	$10.672	$9.482
Number of Accumulation Units outstanding at end of period (in thousands)	49	56	64	58	60	54	112	155	118	120
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.696	$16.893	$14.996	$15.656	$14.341	$11.453	$10.406	$10.612	$9.447	$7.821
Accumulation Unit Value at end of period	$18.376	$19.696	$16.893	$14.996	$15.656	$14.341	$11.453	$10.406	$10.612	$9.447
Number of Accumulation Units outstanding at end of period (in thousands)	3	13	14	15	15	18	27	28	32	44
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.640	$22.046	$19.619	$20.533	$18.856	$15.097	$13.751	$14.058	$12.546	$10.413
Accumulation Unit Value at end of period	$23.862	$25.640	$22.046	$19.619	$20.533	$18.856	$15.097	$13.751	$14.058	$12.546
Number of Accumulation Units outstanding at end of period (in thousands)	9	23	33	21	26	24	23	25	21	19
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.124	$16.452	$14.648	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395	$7.802
Accumulation Unit Value at end of period	$17.789	$19.124	$16.452	$14.648	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	7	9	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410
Accumulation Unit Value at end of period	$23.151	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	—	—	4	4	5	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Accumulation Unit Value at end of period	$14.890	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063
Number of Accumulation Units outstanding at end of period (in thousands)	43	51	57	66	80	124	281	320	341	338
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.001	$14.390	$12.530	$13.153	$12.459	$9.348	$8.504	$9.233	$8.018	$6.877
Accumulation Unit Value at end of period	$14.414	$16.001	$14.390	$12.530	$13.153	$12.459	$9.348	$8.504	$9.233	$8.018
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	20	18	28	43	58	60	79	82
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.690	$14.139	$12.335	$12.975	$12.314	$9.258	$8.439	$9.181	$7.989	$6.865
Accumulation Unit Value at end of period	$14.105	$15.690	$14.139	$12.335	$12.975	$12.314	$9.258	$8.439	$9.181	$7.989
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	27	38	46	48	62	76	67	67
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.110	$20.877	$18.260	$19.255	$18.320	$13.808	$12.618	$13.761	$12.005	$10.342
Accumulation Unit Value at end of period	$20.724	$23.110	$20.877	$18.260	$19.255	$18.320	$13.808	$12.618	$13.761	$12.005
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	12	12	17	22	7	4	11	11
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.234	$13.769	$12.048	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945	$6.848
Accumulation Unit Value at end of period	$13.654	$15.234	$13.769	$12.048	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945
Number of Accumulation Units outstanding at end of period (in thousands)	3	7	8	8	8	8	18	10	10	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339
Accumulation Unit Value at end of period	$20.106	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	7	7	7	7

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Accumulation Unit Value at end of period	$23.043	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	190	222	255	254	340	494	100	128	102	71
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.210	$17.277	$17.242	$16.385	$15.372	$11.484	$10.002	$10.256	$9.092	$6.751
Accumulation Unit Value at end of period	$22.307	$22.210	$17.277	$17.242	$16.385	$15.372	$11.484	$10.002	$10.256	$9.092
Number of Accumulation Units outstanding at end of period (in thousands)	63	64	49	48	53	74	160	28	23	16
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.778	$16.975	$16.974	$16.162	$15.194	$11.373	$9.926	$10.198	$9.059	$6.740
Accumulation Unit Value at end of period	$21.828	$21.778	$16.975	$16.974	$16.162	$15.194	$11.373	$9.926	$10.198	$9.059
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	15	10	15	14	26	16	12	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.915	$24.938	$24.999	$23.864	$22.490	$16.877	$14.766	$15.209	$13.544	$10.102
Accumulation Unit Value at end of period	$31.909	$31.915	$24.938	$24.999	$23.864	$22.490	$16.877	$14.766	$15.209	$13.544
Number of Accumulation Units outstanding at end of period (in thousands)	14	12	8	16	18	22	15	5	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.145	$16.531	$16.580	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009	$6.723
Accumulation Unit Value at end of period	$21.131	$21.145	$16.531	$16.580	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	2	—	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099
Accumulation Unit Value at end of period	$30.957	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499
Number of Accumulation Units outstanding at end of period (in thousands)	6	3	2	1	2	2	4	3	7	7

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Accumulation Unit Value at end of period	$17.968	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	17	23	36	56	106	98	114	114
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.810	$15.590	$14.677	$14.973	$13.791	$10.674	$9.159	$9.571	$8.802	$7.092
Accumulation Unit Value at end of period	$17.394	$18.810	$15.590	$14.677	$14.973	$13.791	$10.674	$9.159	$9.571	$8.802
Number of Accumulation Units outstanding at end of period (in thousands)	18	16	18	47	54	102	121	6	1	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.444	$15.317	$14.449	$14.770	$13.631	$10.572	$9.089	$9.517	$8.770	$7.080
Accumulation Unit Value at end of period	$17.021	$18.444	$15.317	$14.449	$14.770	$13.631	$10.572	$9.089	$9.517	$8.770
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	8	8	9	19	14	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.020	$21.663	$20.486	$20.993	$19.423	$15.101	$13.017	$13.664	$12.622	$10.216
Accumulation Unit Value at end of period	$23.953	$26.020	$21.663	$20.486	$20.993	$19.423	$15.101	$13.017	$13.664	$12.622
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	8	9	10	4	7	13	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.908	$14.917	$14.113	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722	$7.062
Accumulation Unit Value at end of period	$16.477	$17.908	$14.917	$14.113	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	4	4	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213
Accumulation Unit Value at end of period	$23.238	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	3	4	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Accumulation Unit Value at end of period	$12.694	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874
Number of Accumulation Units outstanding at end of period (in thousands)	2,564	3,093	3,316	3,674	4,474	6,389	2,247	1,942	1,756	750
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.699	$12.429	$12.185	$12.498	$12.066	$12.464	$11.872	$11.369	$10.814	$9.513
Accumulation Unit Value at end of period	$12.288	$12.699	$12.429	$12.185	$12.498	$12.066	$12.464	$11.872	$11.369	$10.814
Number of Accumulation Units outstanding at end of period (in thousands)	631	760	842	964	1,055	1,212	317	238	229	59
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.452	$12.212	$11.996	$12.328	$11.926	$12.344	$11.781	$11.305	$10.774	$9.497
Accumulation Unit Value at end of period	$12.025	$12.452	$12.212	$11.996	$12.328	$11.926	$12.344	$11.781	$11.305	$10.774
Number of Accumulation Units outstanding at end of period (in thousands)	10	25	45	53	62	98	239	210	172	106
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.176	$12.954	$12.757	$13.144	$12.747	$13.227	$12.655	$12.174	$11.632	$10.279
Accumulation Unit Value at end of period	$12.693	$13.176	$12.954	$12.757	$13.144	$12.747	$13.227	$12.655	$12.174	$11.632
Number of Accumulation Units outstanding at end of period (in thousands)	123	140	136	153	157	138	213	95	145	67
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.090	$11.892	$11.717	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715	$9.474
Accumulation Unit Value at end of period	$11.641	$12.090	$11.892	$11.717	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715
Number of Accumulation Units outstanding at end of period (in thousands)	27	25	23	23	29	34	32	31	26	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276
Accumulation Unit Value at end of period	$12.314	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	20	25	17	16	18	17	15	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Accumulation Unit Value at end of period	$14.489	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279
Number of Accumulation Units outstanding at end of period (in thousands)	417	606	640	729	814	1,118	2,245	2,450	2,306	1,982
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.194	$13.830	$12.960	$13.292	$12.522	$10.754	$9.885	$9.922	$9.229	$7.993
Accumulation Unit Value at end of period	$14.026	$15.194	$13.830	$12.960	$13.292	$12.522	$10.754	$9.885	$9.922	$9.229
Number of Accumulation Units outstanding at end of period (in thousands)	109	127	130	141	156	163	413	437	443	355
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.898	$13.588	$12.758	$13.112	$12.377	$10.650	$9.809	$9.866	$9.195	$7.980
Accumulation Unit Value at end of period	$13.725	$14.898	$13.588	$12.758	$13.112	$12.377	$10.650	$9.809	$9.866	$9.195
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	46	87	93	111	189	262	308	326
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.791	$17.181	$16.173	$16.662	$15.768	$13.603	$12.560	$12.664	$11.832	$10.295
Accumulation Unit Value at end of period	$17.268	$18.791	$17.181	$16.173	$16.662	$15.768	$13.603	$12.560	$12.664	$11.832
Number of Accumulation Units outstanding at end of period (in thousands)	109	114	149	145	89	103	99	118	110	83
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.465	$13.233	$12.462	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144	$7.960
Accumulation Unit Value at end of period	$13.286	$14.465	$13.233	$12.462	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144
Number of Accumulation Units outstanding at end of period (in thousands)	23	30	24	35	38	36	41	72	75	88
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292
Accumulation Unit Value at end of period	$16.753	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	86	85	80	80	65	57	56	56	48	36

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Accumulation Unit Value at end of period	$17.115	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736
Number of Accumulation Units outstanding at end of period (in thousands)	775	899	1,099	1,343	1,590	2,359	2,891	3,516	3,882	3,425
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.846	$16.376	$14.677	$15.107	$13.978	$10.512	$9.250	$9.476	$8.688	$7.235
Accumulation Unit Value at end of period	$16.568	$18.846	$16.376	$14.677	$15.107	$13.978	$10.512	$9.250	$9.476	$8.688
Number of Accumulation Units outstanding at end of period (in thousands)	165	194	237	283	308	367	430	551	551	444
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.479	$16.090	$14.449	$14.902	$13.816	$10.411	$9.179	$9.423	$8.656	$7.223
Accumulation Unit Value at end of period	$16.213	$18.479	$16.090	$14.449	$14.902	$13.816	$10.411	$9.179	$9.423	$8.656
Number of Accumulation Units outstanding at end of period (in thousands)	27	42	56	67	91	187	317	417	440	428
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.979	$22.676	$20.414	$21.108	$19.619	$14.820	$13.099	$13.480	$12.415	$10.385
Accumulation Unit Value at end of period	$22.736	$25.979	$22.676	$20.414	$21.108	$19.619	$14.820	$13.099	$13.480	$12.415
Number of Accumulation Units outstanding at end of period (in thousands)	101	110	138	149	165	154	174	201	205	158
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.669	$14.113	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609	$7.205
Accumulation Unit Value at end of period	$15.695	$17.942	$15.669	$14.113	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	21	25	31	34	35	46	53	78	74	67
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382
Accumulation Unit Value at end of period	$22.058	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	20	22	22	24	22	65	31	12

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Accumulation Unit Value at end of period	$19.044	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023
Number of Accumulation Units outstanding at end of period (in thousands)	48	65	76	85	93	133	440	704	696	738
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.008	$12.513	$13.997	$15.182	$15.201	$11.274	$10.596	$11.640	$8.973	$5.814
Accumulation Unit Value at end of period	$18.435	$17.008	$12.513	$13.997	$15.182	$15.201	$11.274	$10.596	$11.640	$8.973
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	21	25	26	30	125	178	165	154
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.677	$12.294	$13.779	$14.976	$15.025	$11.166	$10.515	$11.574	$8.941	$5.805
Accumulation Unit Value at end of period	$18.040	$16.677	$12.294	$13.779	$14.976	$15.025	$11.166	$10.515	$11.574	$8.941
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	12	17	23	34	79	89	125	130
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.880	$21.343	$23.982	$26.130	$26.280	$19.579	$18.485	$20.397	$15.795	$10.281
Accumulation Unit Value at end of period	$31.163	$28.880	$21.343	$23.982	$26.130	$26.280	$19.579	$18.485	$20.397	$15.795
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	18	19	23	23	18	24	21	21
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.192	$11.972	$13.460	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892	$5.790
Accumulation Unit Value at end of period	$17.464	$16.192	$11.972	$13.460	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	7	11	14	22	37	38	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278
Accumulation Unit Value at end of period	$30.234	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	10	10	8	7	5	6	7	8

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Accumulation Unit Value at end of period	$16.117	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	12	20	16	20	78	97	91	105
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.916	$13.635	$14.250	$14.071	$12.463	$9.818	$8.797	$9.095	$8.498	$6.011
Accumulation Unit Value at end of period	$15.602	$16.916	$13.635	$14.250	$14.071	$12.463	$9.818	$8.797	$9.095	$8.498
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	4	14	10	3	4	5	5	8
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.587	$13.397	$14.029	$13.880	$12.318	$9.724	$8.730	$9.044	$8.466	$6.001
Accumulation Unit Value at end of period	$15.267	$16.587	$13.397	$14.029	$13.880	$12.318	$9.724	$8.730	$9.044	$8.466
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	5	5	7	14	25	29	33
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.741	$22.462	$23.580	$23.389	$20.809	$16.468	$14.821	$15.393	$14.446	$10.265
Accumulation Unit Value at end of period	$25.470	$27.741	$22.462	$23.580	$23.389	$20.809	$16.468	$14.821	$15.393	$14.446
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	11	5	6	8	4	10
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.105	$13.046	$13.703	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420	$5.986
Accumulation Unit Value at end of period	$14.779	$16.105	$13.046	$13.703	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	10	8	8	8	8	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262
Accumulation Unit Value at end of period	$24.711	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	1	1	1	1	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Accumulation Unit Value at end of period	$15.630	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943
Number of Accumulation Units outstanding at end of period (in thousands)	96	122	157	192	216	312	613	848	859	999
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.814	$13.325	$13.609	$13.385	$13.374	$10.739	$9.053	$10.092	$8.894	$6.508
Accumulation Unit Value at end of period	$15.130	$17.814	$13.325	$13.609	$13.385	$13.374	$10.739	$9.053	$10.092	$8.894
Number of Accumulation Units outstanding at end of period (in thousands)	22	49	37	39	31	41	138	164	177	191
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.467	$13.092	$13.397	$13.204	$13.219	$10.635	$8.984	$10.035	$8.862	$6.497
Accumulation Unit Value at end of period	$14.806	$17.467	$13.092	$13.397	$13.204	$13.219	$10.635	$8.984	$10.035	$8.862
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	32	45	58	76	126	190	168	168
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.990	$21.031	$21.576	$21.317	$21.395	$17.257	$14.614	$16.364	$14.487	$10.648
Accumulation Unit Value at end of period	$23.666	$27.990	$21.031	$21.576	$21.317	$21.395	$17.257	$14.614	$16.364	$14.487
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	35	41	46	46	31	71	24	24
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.960	$12.749	$13.086	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813	$6.481
Accumulation Unit Value at end of period	$14.333	$16.960	$12.749	$13.086	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	6	11	14	11	13	15	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645
Accumulation Unit Value at end of period	$22.960	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	3	4	4	4	7	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Accumulation Unit Value at end of period	$17.561	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477
Number of Accumulation Units outstanding at end of period (in thousands)	30	43	21	21	27	39	78	67	69	56
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.862	$16.490	$15.108	$14.941	$13.800	$10.706	$9.362	$9.576	$8.431	$6.716
Accumulation Unit Value at end of period	$17.000	$18.862	$16.490	$15.108	$14.941	$13.800	$10.706	$9.362	$9.576	$8.431
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	3	6	7	4	8	4	3	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.495	$16.201	$14.873	$14.739	$13.640	$10.603	$9.290	$9.522	$8.400	$6.705
Accumulation Unit Value at end of period	$16.636	$18.495	$16.201	$14.873	$14.739	$13.640	$10.603	$9.290	$9.522	$8.400
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	13	7	7	14	9	16	12	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.058	$24.640	$22.677	$22.528	$20.901	$16.288	$14.307	$14.701	$13.000	$10.404
Accumulation Unit Value at end of period	$25.174	$28.058	$24.640	$22.677	$22.528	$20.901	$16.288	$14.307	$14.701	$13.000
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	5	4	4	4	4	4	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.957	$15.778	$14.528	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354	$6.688
Accumulation Unit Value at end of period	$16.104	$17.957	$15.778	$14.528	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	7	9	15	13	6	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401
Accumulation Unit Value at end of period	$24.424	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	3	2	3	2	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Accumulation Unit Value at end of period	$19.562	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	131	153	204	237	282	394	721	886	977	1,066
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.584	$19.321	$16.743	$18.181	$16.603	$12.039	$10.433	$10.898	$9.030	$6.727
Accumulation Unit Value at end of period	$18.936	$21.584	$19.321	$16.743	$18.181	$16.603	$12.039	$10.433	$10.898	$9.030
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	50	59	70	82	113	132	134	140
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.164	$18.983	$16.483	$17.934	$16.411	$11.923	$10.353	$10.836	$8.997	$6.716
Accumulation Unit Value at end of period	$18.531	$21.164	$18.983	$16.483	$17.934	$16.411	$11.923	$10.353	$10.836	$8.997
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	24	28	43	74	111	128	139	144
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.271	$29.917	$26.041	$28.405	$26.058	$18.980	$16.521	$17.336	$14.430	$10.797
Accumulation Unit Value at end of period	$29.058	$33.271	$29.917	$26.041	$28.405	$26.058	$18.980	$16.521	$17.336	$14.430
Number of Accumulation Units outstanding at end of period (in thousands)	40	45	52	57	62	55	55	61	61	57
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.549	$18.487	$16.100	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948	$6.699
Accumulation Unit Value at end of period	$17.939	$20.549	$18.487	$16.100	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	8	9	11	16	20	20	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794
Accumulation Unit Value at end of period	$28.192	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	3	5	5	6	7	7

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Accumulation Unit Value at end of period	$13.431	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839
Number of Accumulation Units outstanding at end of period (in thousands)	627	736	831	1,010	1,107	1,481	2,548	2,634	3,176	3,612
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.389	$12.745	$12.327	$12.871	$13.080	$12.371	$11.311	$11.911	$10.779	$7.075
Accumulation Unit Value at end of period	$13.001	$13.389	$12.745	$12.327	$12.871	$13.080	$12.371	$11.311	$11.911	$10.779
Number of Accumulation Units outstanding at end of period (in thousands)	169	193	207	258	297	286	394	414	483	440
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.128	$12.521	$12.136	$12.697	$12.928	$12.251	$11.224	$11.843	$10.740	$7.063
Accumulation Unit Value at end of period	$12.723	$13.128	$12.521	$12.136	$12.697	$12.928	$12.251	$11.224	$11.843	$10.740
Number of Accumulation Units outstanding at end of period (in thousands)	53	70	88	99	113	204	275	350	459	465
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.967	$18.136	$17.621	$18.482	$18.865	$17.923	$16.461	$17.413	$15.830	$10.436
Accumulation Unit Value at end of period	$18.335	$18.967	$18.136	$17.621	$18.482	$18.865	$17.923	$16.461	$17.413	$15.830
Number of Accumulation Units outstanding at end of period (in thousands)	117	139	148	160	164	149	146	188	264	200
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.746	$12.194	$11.854	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681	$7.045
Accumulation Unit Value at end of period	$12.316	$12.746	$12.194	$11.854	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681
Number of Accumulation Units outstanding at end of period (in thousands)	16	24	27	35	30	36	39	37	42	50
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433
Accumulation Unit Value at end of period	$17.788	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	5	6	9	5	6	8	8

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Accumulation Unit Value at end of period	$15.439	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185
Number of Accumulation Units outstanding at end of period (in thousands)	27	32	42	48	62	97	265	225	238	254
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.433	$14.528	$13.882	$14.131	$13.168	$11.237	$10.034	$10.274	$9.135	$6.889
Accumulation Unit Value at end of period	$14.945	$16.433	$14.528	$13.882	$14.131	$13.168	$11.237	$10.034	$10.274	$9.135
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	4	4	11	19	14	14	13
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.112	$14.273	$13.666	$13.939	$13.016	$11.129	$9.957	$10.216	$9.101	$6.878
Accumulation Unit Value at end of period	$14.625	$16.112	$14.273	$13.666	$13.939	$13.016	$11.129	$9.957	$10.216	$9.101
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	15	15	17	18	8	10	10	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.929	$21.251	$20.398	$20.857	$19.524	$16.736	$15.011	$15.440	$13.790	$10.447
Accumulation Unit Value at end of period	$21.666	$23.929	$21.251	$20.398	$20.857	$19.524	$16.736	$15.011	$15.440	$13.790
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	1	9	13	13	9
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.644	$13.900	$13.349	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051	$6.860
Accumulation Unit Value at end of period	$14.157	$15.644	$13.900	$13.349	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	—	—	3	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444
Accumulation Unit Value at end of period	$21.020	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Accumulation Unit Value at end of period	$8.523	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431
Number of Accumulation Units outstanding at end of period (in thousands)	21	33	38	48	53	63	42	52	55	76
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.401	$8.378	$8.758	$8.918	$9.755	$7.767	$6.496	$7.975	$7.391	$6.047
Accumulation Unit Value at end of period	$8.250	$10.401	$8.378	$8.758	$8.918	$9.755	$7.767	$6.496	$7.975	$7.391
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	50	4	3	2	6	7	7	21
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.198	$8.231	$8.622	$8.797	$9.642	$7.692	$6.446	$7.930	$7.363	$6.037
Accumulation Unit Value at end of period	$8.073	$10.198	$8.231	$8.622	$8.797	$9.642	$7.692	$6.446	$7.930	$7.363
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	7	11	12	19	30	38	31	32
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.651	$14.283	$14.999	$15.341	$16.857	$13.482	$11.327	$13.967	$13.003	$10.686
Accumulation Unit Value at end of period	$13.939	$17.651	$14.283	$14.999	$15.341	$16.857	$13.482	$11.327	$13.967	$13.003
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	4	1	6	6	6	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.901	$8.016	$8.422	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323	$6.021
Accumulation Unit Value at end of period	$7.815	$9.901	$8.016	$8.422	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683
Accumulation Unit Value at end of period	$13.523	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	2	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Accumulation Unit Value at end of period	$7.947	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284
Number of Accumulation Units outstanding at end of period (in thousands)	10	17	38	39	45	44	56	44	47	62
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.521	$7.786	$7.853	$8.171	$9.205	$7.680	$6.435	$7.611	$7.244	$5.854
Accumulation Unit Value at end of period	$7.693	$9.521	$7.786	$7.853	$8.171	$9.205	$7.680	$6.435	$7.611	$7.244
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	5	5	3	3	5	3	3	10
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.336	$7.650	$7.730	$8.060	$9.098	$7.606	$6.386	$7.568	$7.218	$5.844
Accumulation Unit Value at end of period	$7.528	$9.336	$7.650	$7.730	$8.060	$9.098	$7.606	$6.386	$7.568	$7.218
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	7	13	13	12	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.782	$13.785	$13.966	$14.597	$16.520	$13.845	$11.652	$13.844	$13.237	$10.745
Accumulation Unit Value at end of period	$13.498	$16.782	$13.785	$13.966	$14.597	$16.520	$13.845	$11.652	$13.844	$13.237
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	6	4	6	10	8	8	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.064	$7.449	$7.551	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178	$5.829
Accumulation Unit Value at end of period	$7.287	$9.064	$7.449	$7.551	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741
Accumulation Unit Value at end of period	$13.095	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Accumulation Unit Value at end of period	$15.751	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	10	16	25	36	39	90	58	48
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.417	$18.354	$14.680	$15.632	$15.410	$11.256	$9.769	$10.455	$8.462	$6.560
Accumulation Unit Value at end of period	$15.247	$19.417	$18.354	$14.680	$15.632	$15.410	$11.256	$9.769	$10.455	$8.462
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	3	13	18	31	13	22	9	10
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.039	$18.033	$14.451	$15.419	$15.231	$11.147	$9.694	$10.396	$8.431	$6.549
Accumulation Unit Value at end of period	$14.920	$19.039	$18.033	$14.451	$15.419	$15.231	$11.147	$9.694	$10.396	$8.431
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	3	12	22	26	28	31
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.426	$28.891	$23.211	$24.827	$24.586	$18.038	$15.726	$16.908	$13.746	$10.705
Accumulation Unit Value at end of period	$23.785	$30.426	$28.891	$23.211	$24.827	$24.586	$18.038	$15.726	$16.908	$13.746
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	2	2	3	3	4	2	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.485	$17.561	$14.116	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385	$6.533
Accumulation Unit Value at end of period	$14.443	$18.485	$17.561	$14.116	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	3	4	5	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702
Accumulation Unit Value at end of period	$23.075	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	7	10	11	11	11

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Accumulation Unit Value at end of period	$8.328	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589
Number of Accumulation Units outstanding at end of period (in thousands)	79	89	140	160	209	270	694	805	1,103	1,088
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.765	$7.096	$6.168	$7.833	$8.727	$8.995	$8.113	$9.835	$8.542	$5.051
Accumulation Unit Value at end of period	$8.062	$9.765	$7.096	$6.168	$7.833	$8.727	$8.995	$8.113	$9.835	$8.542
Number of Accumulation Units outstanding at end of period (in thousands)	26	31	40	66	66	76	103	149	176	165
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.574	$6.972	$6.072	$7.726	$8.626	$8.908	$8.051	$9.779	$8.510	$5.042
Accumulation Unit Value at end of period	$7.889	$9.574	$6.972	$6.072	$7.726	$8.626	$8.908	$8.051	$9.779	$8.510
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	30	30	40	68	176	201	222	207
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.317	$14.102	$12.312	$15.705	$17.578	$18.199	$16.488	$20.079	$17.517	$10.404
Accumulation Unit Value at end of period	$15.876	$19.317	$14.102	$12.312	$15.705	$17.578	$18.199	$16.488	$20.079	$17.517
Number of Accumulation Units outstanding at end of period (in thousands)	32	41	49	73	65	65	43	44	64	47
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.296	$6.790	$5.931	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463	$5.029
Accumulation Unit Value at end of period	$7.636	$9.296	$6.790	$5.931	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	6	27	37	53	56	59
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401
Accumulation Unit Value at end of period	$15.403	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	14	15	13	11	11	13	19	16

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Accumulation Unit Value at end of period	$9.109	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	517	528	638	728	846	1,065	684	898	782	519
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.645	$9.308	$8.863	$9.681	$11.120	$9.229	$7.966	$9.100	$8.562	$6.380
Accumulation Unit Value at end of period	$8.818	$10.645	$9.308	$8.863	$9.681	$11.120	$9.229	$7.966	$9.100	$8.562
Number of Accumulation Units outstanding at end of period (in thousands)	140	149	172	231	239	246	105	107	117	65
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.438	$9.145	$8.725	$9.550	$10.991	$9.140	$7.905	$9.049	$8.530	$6.369
Accumulation Unit Value at end of period	$8.629	$10.438	$9.145	$8.725	$9.550	$10.991	$9.140	$7.905	$9.049	$8.530
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	16	24	27	42	55	73	80	84
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.150	$15.063	$14.408	$15.809	$18.240	$15.206	$13.184	$15.130	$14.299	$10.703
Accumulation Unit Value at end of period	$14.142	$17.150	$15.063	$14.408	$15.809	$18.240	$15.206	$13.184	$15.130	$14.299
Number of Accumulation Units outstanding at end of period (in thousands)	31	30	33	44	45	47	42	30	41	21
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.134	$8.906	$8.522	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483	$6.353
Accumulation Unit Value at end of period	$8.352	$10.134	$8.906	$8.522	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	9	9	10	10	10	12	12	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700
Accumulation Unit Value at end of period	$13.720	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	14	13	14	15	14	20	16

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Accumulation Unit Value at end of period	$13.625	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535
Number of Accumulation Units outstanding at end of period (in thousands)	577	676	746	849	995	1,291	2,719	3,306	3,504	2,961
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.199	$13.226	$13.110	$13.982	$14.020	$14.080	$12.488	$12.857	$11.471	$9.864
Accumulation Unit Value at end of period	$13.189	$13.199	$13.226	$13.110	$13.982	$14.020	$14.080	$12.488	$12.857	$11.471
Number of Accumulation Units outstanding at end of period (in thousands)	157	186	196	235	237	254	756	884	894	773
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.942	$12.994	$12.906	$13.792	$13.858	$13.945	$12.393	$12.784	$11.429	$9.848
Accumulation Unit Value at end of period	$12.907	$12.942	$12.994	$12.906	$13.792	$13.858	$13.945	$12.393	$12.784	$11.429
Number of Accumulation Units outstanding at end of period (in thousands)	32	45	54	67	94	158	285	337	328	334
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.687	$13.777	$13.718	$14.696	$14.803	$14.933	$13.304	$13.759	$12.332	$10.652
Accumulation Unit Value at end of period	$13.616	$13.687	$13.777	$13.718	$14.696	$14.803	$14.933	$13.304	$13.759	$12.332
Number of Accumulation Units outstanding at end of period (in thousands)	108	136	156	213	241	270	282	273	238	139
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.565	$12.654	$12.606	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367	$9.823
Accumulation Unit Value at end of period	$12.494	$12.565	$12.654	$12.606	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367
Number of Accumulation Units outstanding at end of period (in thousands)	22	30	37	39	38	41	43	52	73	50
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649
Accumulation Unit Value at end of period	$13.210	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291
Number of Accumulation Units outstanding at end of period (in thousands)	34	74	79	82	87	117	119	169	98	62

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Accumulation Unit Value at end of period	$11.093	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159
Number of Accumulation Units outstanding at end of period (in thousands)	304	367	443	539	653	804	1,485	1,735	1,811	1,779
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.863	$11.080	$10.322	$11.262	$11.825	$9.230	$7.776	$8.540	$8.114	$6.317
Accumulation Unit Value at end of period	$10.738	$12.863	$11.080	$10.322	$11.262	$11.825	$9.230	$7.776	$8.540	$8.114
Number of Accumulation Units outstanding at end of period (in thousands)	144	154	190	224	210	216	347	395	406	429
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.613	$10.886	$10.161	$11.109	$11.687	$9.141	$7.717	$8.492	$8.085	$6.307
Accumulation Unit Value at end of period	$10.507	$12.613	$10.886	$10.161	$11.109	$11.687	$9.141	$7.717	$8.492	$8.085
Number of Accumulation Units outstanding at end of period (in thousands)	14	18	34	35	70	100	193	241	243	253
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.785	$17.985	$16.828	$18.445	$19.453	$15.253	$12.909	$14.241	$13.592	$10.629
Accumulation Unit Value at end of period	$17.272	$20.785	$17.985	$16.828	$18.445	$19.453	$15.253	$12.909	$14.241	$13.592
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	44	49	44	94	53	55	42	41
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.246	$10.601	$9.925	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040	$6.291
Accumulation Unit Value at end of period	$10.171	$12.246	$10.601	$9.925	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040
Number of Accumulation Units outstanding at end of period (in thousands)	9	20	20	22	23	28	45	65	70	70
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626
Accumulation Unit Value at end of period	$16.757	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	7	8	8	15	13

Outlook Shares

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Accumulation Unit Value at end of period	$13.382	$14.536	$12.781	$12.441	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982
Number of Accumulation Units outstanding at end of period (in thousands)	187	232	269	327	340	529	978	1,123	1,192	1,058
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.114	$12.447	$12.152	$12.233	$11.646	$10.213	$9.186	$9.662	$8.932	$7.319
Accumulation Unit Value at end of period	$12.954	$14.114	$12.447	$12.152	$12.233	$11.646	$10.213	$9.186	$9.662	$8.932
Number of Accumulation Units outstanding at end of period (in thousands)	80	101	117	136	156	130	153	179	164	188
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.839	$12.229	$11.964	$12.067	$11.511	$10.115	$9.116	$9.607	$8.900	$7.307
Accumulation Unit Value at end of period	$12.677	$13.839	$12.229	$11.964	$12.067	$11.511	$10.115	$9.116	$9.607	$8.900
Number of Accumulation Units outstanding at end of period (in thousands)	2	9	9	10	11	121	251	323	364	356
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.453	$17.233	$16.901	$17.090	$16.344	$14.397	$13.007	$13.743	$12.763	$10.504
Accumulation Unit Value at end of period	$17.774	$19.453	$17.233	$16.901	$17.090	$16.344	$14.397	$13.007	$13.743	$12.763
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	20	33	33	52	51	68	59	48
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.437	$11.910	$11.686	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851	$7.288
Accumulation Unit Value at end of period	$12.271	$13.437	$11.910	$11.686	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	4	4	4	8	10	18
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501
Accumulation Unit Value at end of period	$17.244	$18.930	$16.820	$16.545	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	4	4	5	4

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Accumulation Unit Value at end of period	$7.878	$9.720	$7.339	$8.029	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445
Number of Accumulation Units outstanding at end of period (in thousands)	32	53	58	65	68	76	193	306	331	372
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.437	$7.148	$7.843	$8.175	$8.456	$7.609	$6.733	$8.177	$7.405	$5.423
Accumulation Unit Value at end of period	$7.626	$9.437	$7.148	$7.843	$8.175	$8.456	$7.609	$6.733	$8.177	$7.405
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	26	51	48	56	163	171	179	198
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.254	$7.022	$7.721	$8.064	$8.358	$7.535	$6.681	$8.131	$7.378	$5.414
Accumulation Unit Value at end of period	$7.463	$9.254	$7.022	$7.721	$8.064	$8.358	$7.535	$6.681	$8.131	$7.378
Number of Accumulation Units outstanding at end of period (in thousands)	5	11	16	20	22	23	96	133	135	154
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.933	$13.643	$15.038	$15.746	$16.360	$14.787	$13.143	$16.036	$14.586	$10.730
Accumulation Unit Value at end of period	$14.426	$17.933	$13.643	$15.038	$15.746	$16.360	$14.787	$13.143	$16.036	$14.586
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	8	20	20	20	8	8	8	11
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.985	$6.839	$7.542	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337	$5.400
Accumulation Unit Value at end of period	$7.224	$8.985	$6.839	$7.542	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	17	21	21	26	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727
Accumulation Unit Value at end of period	$13.996	$17.451	$13.316	$14.721	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	6	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Accumulation Unit Value at end of period	$6.295	$8.309	$6.753	$6.920	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773
Number of Accumulation Units outstanding at end of period (in thousands)	487	532	638	729	820	1,021	1,789	2,011	1,973	1,988
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.067	$6.576	$6.760	$6.731	$7.338	$6.096	$5.444	$6.890	$6.736	$5.112
Accumulation Unit Value at end of period	$6.094	$8.067	$6.576	$6.760	$6.731	$7.338	$6.096	$5.444	$6.890	$6.736
Number of Accumulation Units outstanding at end of period (in thousands)	101	105	122	129	138	149	305	332	312	297
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.910	$6.461	$6.654	$6.640	$7.253	$6.038	$5.402	$6.851	$6.712	$5.104
Accumulation Unit Value at end of period	$5.963	$7.910	$6.461	$6.654	$6.640	$7.253	$6.038	$5.402	$6.851	$6.712
Number of Accumulation Units outstanding at end of period (in thousands)	40	51	64	75	96	158	265	308	298	288
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.076	$13.163	$13.592	$13.596	$14.888	$12.425	$11.145	$14.170	$13.916	$10.609
Accumulation Unit Value at end of period	$12.089	$16.076	$13.163	$13.592	$13.596	$14.888	$12.425	$11.145	$14.170	$13.916
Number of Accumulation Units outstanding at end of period (in thousands)	69	74	87	90	91	71	78	80	83	70
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.680	$6.292	$6.500	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675	$5.091
Accumulation Unit Value at end of period	$5.772	$7.680	$6.292	$6.500	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	18	20	17	23	30	36	33	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606
Accumulation Unit Value at end of period	$11.728	$15.644	$12.847	$13.306	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	10	10	11	10

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Small/Mid-Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Accumulation Unit Value at end of period	$18.665	$22.402	$20.182	$16.441	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367
Number of Accumulation Units outstanding at end of period (in thousands)	70	79	98	132	138	200	376	473	599	407
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.751	$19.654	$16.059	$17.365	$16.252	$12.041	$10.363	$11.565	$9.315	$6.658
Accumulation Unit Value at end of period	$18.069	$21.751	$19.654	$16.059	$17.365	$16.252	$12.041	$10.363	$11.565	$9.315
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	42	56	63	78	144	139	312	143
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.328	$19.310	$15.810	$17.129	$16.064	$11.925	$10.284	$11.499	$9.281	$6.647
Accumulation Unit Value at end of period	$17.682	$21.328	$19.310	$15.810	$17.129	$16.064	$11.925	$10.284	$11.499	$9.281
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	20	20	23	50	74	93	79	60
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.253	$31.089	$25.518	$27.716	$26.058	$19.392	$16.766	$18.794	$15.207	$10.918
Accumulation Unit Value at end of period	$28.325	$34.253	$31.089	$25.518	$27.716	$26.058	$19.392	$16.766	$18.794	$15.207
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	14	15	18	30	15	20	24	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.709	$18.805	$15.443	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231	$6.631
Accumulation Unit Value at end of period	$17.116	$20.709	$18.805	$15.443	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	4	5	6	7	12	11	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915
Accumulation Unit Value at end of period	$27.481	$33.331	$30.344	$24.981	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	2	2	2	2	2	3	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Accumulation Unit Value at end of period	$12.176	$14.622	$13.121	$11.986	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	11	18	25	33	40	85	58	69
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.197	$12.778	$11.708	$12.861	$11.839	$8.844	$7.805	$8.271	$7.570	$6.377
Accumulation Unit Value at end of period	$11.786	$14.197	$12.778	$11.708	$12.861	$11.839	$8.844	$7.805	$8.271	$7.570
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	1	1	12	4	5	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.921	$12.555	$11.526	$12.687	$11.701	$8.759	$7.746	$8.225	$7.542	$6.367
Accumulation Unit Value at end of period	$11.534	$13.921	$12.555	$11.526	$12.687	$11.701	$8.759	$7.746	$8.225	$7.542
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	5	8	7	3	4	5	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.271	$20.135	$18.532	$20.449	$18.908	$14.189	$12.579	$13.390	$12.310	$10.417
Accumulation Unit Value at end of period	$18.406	$22.271	$20.135	$18.532	$20.449	$18.908	$14.189	$12.579	$13.390	$12.310
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	3	2	2	4	4	3
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.517	$12.226	$11.259	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501	$6.351
Accumulation Unit Value at end of period	$11.165	$13.517	$12.226	$11.259	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414
Accumulation Unit Value at end of period	$17.857	$21.672	$19.652	$18.142	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.419	$10.279	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.753	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	567	636	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.405	$10.271	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.711	$10.405	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	87	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.396	$10.265	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.683	$10.396	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	79	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.385	$10.257	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.649	$10.385	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	453	489	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.383	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.642	$10.383	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.372	$10.248	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.608	$10.372	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.862	$10.287	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.731	$10.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	366	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.848	$10.278	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.690	$10.848	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	167	193	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.839	$10.272	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.662	$10.839	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	88	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.827	$10.264	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.628	$10.827	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	168	280	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.825	$10.263	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.621	$10.825	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.813	$10.256	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$10.813	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	25	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.981	$9.962	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.730	$9.981	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,740	3,180	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.968	$9.953	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.689	$9.968	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	760	941	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.959	$9.948	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.661	$9.959	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	196	226	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.949	$9.940	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.627	$9.949	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	260	260	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.947	$9.939	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.620	$9.947	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	55	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.936	$9.932	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.936	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	47	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.949	$9.885	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.949	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	176	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.936	$9.876	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.588	$9.936	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	47	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.928	$9.871	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.560	$9.928	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	32	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.917	$9.863	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.526	$9.917	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	63	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.915	$9.862	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.519	$9.915	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	6	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.904	$9.855	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.486	$9.904	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.618	$10.401	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.412	$10.618	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	359	413	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.605	$10.392	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.371	$10.605	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	128	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.596	$10.386	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.345	$10.596	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	100	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.584	$10.379	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.311	$10.584	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	180	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.582	$10.378	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.305	$10.582	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	43	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.571	$10.370	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.272	$10.571	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	78	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.638	$10.495	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.497	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	180	237	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.624	$10.486	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.456	$10.624	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	177	203	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.615	$10.480	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.429	$10.615	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	39	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.604	$10.472	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.396	$10.604	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	110	132	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.601	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.389	$10.601	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.590	$10.463	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.356	$10.590	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	84	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.839	$10.528	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.509	$10.839	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	609	676	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.825	$10.519	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.469	$10.825	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	170	209	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.816	$10.513	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.442	$10.816	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	31	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.804	$10.505	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.408	$10.804	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	96	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.802	$10.504	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.401	$10.802	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.790	$10.496	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.368	$10.790	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	22	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.665	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.437	$10.665	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,855	3,467	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.651	$10.427	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.393	$10.651	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	682	874	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.642	$10.421	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.363	$10.642	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	224	279	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.631	$10.413	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.326	$10.631	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	693	859	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.628	$10.412	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.319	$10.628	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	122	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.617	$10.404	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.282	$10.617	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	189	221	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.770	$10.451	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.376	$10.770	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,355	1,626	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.756	$10.442	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.332	$10.756	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	512	589	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.747	$10.436	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.302	$10.747	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	154	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.736	$10.429	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.265	$10.736	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	315	405	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.733	$10.427	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.258	$10.733	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	80	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.722	$10.420	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.221	$10.722	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	144	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.659	$10.471	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.079	$10.659	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,200	2,367	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.645	$10.462	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.040	$10.645	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	598	641	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.636	$10.456	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.014	$10.636	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	135	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.625	$10.449	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.982	$10.625	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	347	378	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.622	$10.447	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.975	$10.622	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	57	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.611	$10.440	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.943	$10.611	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	82	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.817	$10.638	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.123	$10.817	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	181	199	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.803	$10.629	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.084	$10.803	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	114	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.794	$10.623	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.059	$10.794	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	30	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.782	$10.615	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.026	$10.782	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	112	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.780	$10.614	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.020	$10.780	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.768	$10.606	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.988	$10.768	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	44	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Accumulation Unit Value at end of period	$17.251	$18.786	$15.707	$14.823	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443
Number of Accumulation Units outstanding at end of period (in thousands)	385	440	505	600	705	960	2,250	2,685	2,925	3,061
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.239	$15.296	$14.478	$14.702	$13.427	$10.455	$9.179	$9.628	$8.397	$6.320
Accumulation Unit Value at end of period	$16.699	$18.239	$15.296	$14.478	$14.702	$13.427	$10.455	$9.179	$9.628	$8.397
Number of Accumulation Units outstanding at end of period (in thousands)	79	88	102	108	128	140	327	424	529	494
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.884	$15.028	$14.253	$14.503	$13.271	$10.354	$9.109	$9.574	$8.366	$6.310
Accumulation Unit Value at end of period	$16.341	$17.884	$15.028	$14.253	$14.503	$13.271	$10.354	$9.109	$9.574	$8.366
Number of Accumulation Units outstanding at end of period (in thousands)	50	59	100	151	186	276	481	592	648	620
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.308	$23.847	$22.674	$23.128	$21.217	$16.596	$14.636	$15.421	$13.509	$10.214
Accumulation Unit Value at end of period	$25.801	$28.308	$23.847	$22.674	$23.128	$21.217	$16.596	$14.636	$15.421	$13.509
Number of Accumulation Units outstanding at end of period (in thousands)	99	121	134	160	159	168	121	126	121	97
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.364	$14.635	$13.922	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320	$6.294
Accumulation Unit Value at end of period	$15.818	$17.364	$14.635	$13.922	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320
Number of Accumulation Units outstanding at end of period (in thousands)	21	27	42	56	55	79	99	131	138	150
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211
Accumulation Unit Value at end of period	$25.031	$27.546	$23.275	$22.196	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465
Number of Accumulation Units outstanding at end of period (in thousands)	42	44	40	44	43	33	34	33	35	34

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Accumulation Unit Value at end of period	$19.152	$20.532	$16.901	$16.738	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525
Number of Accumulation Units outstanding at end of period (in thousands)	35	35	44	75	94	96	83	28	33	49
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.935	$16.459	$16.349	$16.502	$15.206	$11.215	$9.354	$9.810	$8.478	$6.367
Accumulation Unit Value at end of period	$18.539	$19.935	$16.459	$16.349	$16.502	$15.206	$11.215	$9.354	$9.810	$8.478
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	10	13	9	9	15	16	15	12
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.547	$16.171	$16.094	$16.277	$15.029	$11.107	$9.283	$9.755	$8.447	$6.356
Accumulation Unit Value at end of period	$18.142	$19.547	$16.171	$16.094	$16.277	$15.029	$11.107	$9.283	$9.755	$8.447
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	7	3	4	10	8	17	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.731	$26.316	$26.257	$26.622	$24.642	$18.257	$15.297	$16.115	$13.990	$10.553
Accumulation Unit Value at end of period	$29.377	$31.731	$26.316	$26.257	$26.622	$24.642	$18.257	$15.297	$16.115	$13.990
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	9	9	6	7	8	9	8
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.978	$15.748	$15.720	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401	$6.340
Accumulation Unit Value at end of period	$17.562	$18.978	$15.748	$15.720	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	3	3	8	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550
Accumulation Unit Value at end of period	$28.500	$30.877	$25.685	$25.704	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	1	1	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Accumulation Unit Value at end of period	$19.560	$19.972	$15.061	$15.228	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353
Number of Accumulation Units outstanding at end of period (in thousands)	118	115	115	145	172	193	350	438	159	282
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.391	$14.667	$14.874	$14.187	$13.031	$9.770	$8.708	$8.883	$7.313	$5.827
Accumulation Unit Value at end of period	$18.935	$19.391	$14.667	$14.874	$14.187	$13.031	$9.770	$8.708	$8.883	$7.313
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	35	42	40	21	65	168	20	19
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.014	$14.410	$14.642	$13.994	$12.880	$9.676	$8.642	$8.833	$7.286	$5.817
Accumulation Unit Value at end of period	$18.529	$19.014	$14.410	$14.642	$13.994	$12.880	$9.676	$8.642	$8.833	$7.286
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	17	11	25	41	31	35	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.195	$24.460	$24.917	$23.874	$22.028	$16.590	$14.854	$15.220	$12.586	$10.074
Accumulation Unit Value at end of period	$31.295	$32.195	$24.460	$24.917	$23.874	$22.028	$16.590	$14.854	$15.220	$12.586
Number of Accumulation Units outstanding at end of period (in thousands)	30	32	22	28	25	16	10	15	7	2
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.461	$14.033	$14.302	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246	$5.803
Accumulation Unit Value at end of period	$17.936	$18.461	$14.033	$14.302	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	9	10	5	6	6	7	8	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071
Accumulation Unit Value at end of period	$30.362	$31.328	$23.873	$24.393	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	4	1	1	1	1	1	1	2	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Accumulation Unit Value at end of period	$16.272	$19.410	$16.371	$14.870	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822
Number of Accumulation Units outstanding at end of period (in thousands)	470	541	658	813	965	1,311	2,160	2,678	2,965	2,944
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.845	$15.942	$14.524	$15.056	$14.479	$10.866	$9.672	$11.063	$8.774	$6.402
Accumulation Unit Value at end of period	$15.751	$18.845	$15.942	$14.524	$15.056	$14.479	$10.866	$9.672	$11.063	$8.774
Number of Accumulation Units outstanding at end of period (in thousands)	129	141	150	173	195	228	497	564	610	687
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.478	$15.663	$14.299	$14.851	$14.311	$10.762	$9.598	$11.000	$8.742	$6.391
Accumulation Unit Value at end of period	$15.413	$18.478	$15.663	$14.299	$14.851	$14.311	$10.762	$9.598	$11.000	$8.742
Number of Accumulation Units outstanding at end of period (in thousands)	28	39	50	70	85	152	301	387	444	469
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.674	$25.216	$23.077	$24.029	$23.213	$17.499	$15.646	$17.977	$14.322	$10.497
Accumulation Unit Value at end of period	$24.690	$29.674	$25.216	$23.077	$24.029	$23.213	$17.499	$15.646	$17.977	$14.322
Number of Accumulation Units outstanding at end of period (in thousands)	96	116	129	144	161	164	146	165	179	124
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.941	$15.253	$13.966	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693	$6.375
Accumulation Unit Value at end of period	$14.920	$17.941	$15.253	$13.966	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693
Number of Accumulation Units outstanding at end of period (in thousands)	12	20	22	25	28	39	49	70	81	84
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494
Accumulation Unit Value at end of period	$23.954	$28.875	$24.611	$22.591	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275
Number of Accumulation Units outstanding at end of period (in thousands)	25	35	37	38	43	42	45	32	45	33

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Accumulation Unit Value at end of period	$14.952	$18.424	$15.729	$14.634	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	34	48	59	98	168	157	183	192
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.888	$15.317	$14.294	$15.055	$14.413	$11.289	$9.060	$10.156	$8.197	$5.319
Accumulation Unit Value at end of period	$14.473	$17.888	$15.317	$14.294	$15.055	$14.413	$11.289	$9.060	$10.156	$8.197
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	14	16	20	23	63	27	27	206
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.540	$15.049	$14.071	$14.851	$14.246	$11.181	$8.990	$10.099	$8.167	$5.310
Accumulation Unit Value at end of period	$14.163	$17.540	$15.049	$14.071	$14.851	$14.246	$11.181	$8.990	$10.099	$8.167
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	13	22	24	28	40	46	65	60
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.694	$29.841	$27.973	$29.596	$28.462	$22.393	$18.051	$20.328	$16.480	$10.742
Accumulation Unit Value at end of period	$27.944	$34.694	$29.841	$27.973	$29.596	$28.462	$22.393	$18.051	$20.328	$16.480
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	10	10	11	13	12	11	9	11
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.030	$14.655	$13.744	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122	$5.296
Accumulation Unit Value at end of period	$13.709	$17.030	$14.655	$13.744	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	7	4	6	9	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738
Accumulation Unit Value at end of period	$27.110	$33.760	$29.125	$27.383	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	3	3	3	—	4	4	8	9

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Accumulation Unit Value at end of period	$18.882	$18.620	$14.930	$15.646	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439
Number of Accumulation Units outstanding at end of period (in thousands)	31	29	43	49	53	106	137	137	119	95
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.079	$14.540	$15.282	$14.938	$14.373	$10.676	$9.965	$10.686	$9.387	$7.213
Accumulation Unit Value at end of period	$18.278	$18.079	$14.540	$15.282	$14.938	$14.373	$10.676	$9.965	$10.686	$9.387
Number of Accumulation Units outstanding at end of period (in thousands)	40	28	32	32	38	41	25	29	23	23
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.726	$14.285	$15.044	$14.735	$14.206	$10.573	$9.889	$10.626	$9.352	$7.201
Accumulation Unit Value at end of period	$17.886	$17.726	$14.285	$15.044	$14.735	$14.206	$10.573	$9.889	$10.626	$9.352
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	4	7	12	18	32	49	37	38
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.159	$19.518	$20.607	$20.234	$19.556	$14.592	$13.682	$14.738	$13.004	$10.038
Accumulation Unit Value at end of period	$24.316	$24.159	$19.518	$20.607	$20.234	$19.556	$14.592	$13.682	$14.738	$13.004
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	6	31	32	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.211	$13.911	$14.695	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301	$7.183
Accumulation Unit Value at end of period	$17.314	$17.211	$13.911	$14.695	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	2	2	2	2	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035
Accumulation Unit Value at end of period	$23.591	$23.509	$19.050	$20.173	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	5	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Accumulation Unit Value at end of period	$14.184	$15.087	$14.001	$12.500	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639
Number of Accumulation Units outstanding at end of period (in thousands)	1,035	1,272	1,531	1,919	2,255	3,268	7,047	8,583	8,876	8,914
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.648	$13.634	$12.209	$13.408	$13.081	$11.715	$10.613	$10.580	$9.586	$7.220
Accumulation Unit Value at end of period	$13.731	$14.648	$13.634	$12.209	$13.408	$13.081	$11.715	$10.613	$10.580	$9.586
Number of Accumulation Units outstanding at end of period (in thousands)	363	399	549	622	655	813	1,390	1,610	1,715	1,602
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.363	$13.395	$12.020	$13.226	$12.929	$11.602	$10.531	$10.520	$9.550	$7.208
Accumulation Unit Value at end of period	$13.436	$14.363	$13.395	$12.020	$13.226	$12.929	$11.602	$10.531	$10.520	$9.550
Number of Accumulation Units outstanding at end of period (in thousands)	143	180	217	288	408	501	769	993	1,070	1,214
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.827	$19.473	$17.517	$19.323	$18.936	$17.036	$15.502	$15.524	$14.129	$10.690
Accumulation Unit Value at end of period	$19.435	$20.827	$19.473	$17.517	$19.323	$18.936	$17.036	$15.502	$15.524	$14.129
Number of Accumulation Units outstanding at end of period (in thousands)	212	251	293	366	442	421	336	417	313	275
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.945	$13.045	$11.740	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498	$7.190
Accumulation Unit Value at end of period	$13.007	$13.945	$13.045	$11.740	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498
Number of Accumulation Units outstanding at end of period (in thousands)	25	32	38	52	57	61	95	123	135	158
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687
Accumulation Unit Value at end of period	$18.855	$20.267	$19.006	$17.148	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	38	40	38	53	59	71	74	63

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Accumulation Unit Value at end of period	$13.529	$15.507	$14.530	$13.186	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145
Number of Accumulation Units outstanding at end of period (in thousands)	366	428	467	536	630	888	1,184	1,552	1,682	1,749
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.056	$14.150	$12.880	$13.644	$13.176	$10.535	$9.484	$9.978	$9.095	$7.528
Accumulation Unit Value at end of period	$13.096	$15.056	$14.150	$12.880	$13.644	$13.176	$10.535	$9.484	$9.978	$9.095
Number of Accumulation Units outstanding at end of period (in thousands)	164	168	157	173	190	210	221	322	309	314
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.763	$13.902	$12.680	$13.459	$13.023	$10.434	$9.412	$9.922	$9.061	$7.515
Accumulation Unit Value at end of period	$12.815	$14.763	$13.902	$12.680	$13.459	$13.023	$10.434	$9.412	$9.922	$9.061
Number of Accumulation Units outstanding at end of period (in thousands)	41	61	69	99	120	148	223	323	342	400
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.491	$18.400	$16.824	$17.903	$17.366	$13.948	$12.614	$13.330	$12.205	$10.148
Accumulation Unit Value at end of period	$16.877	$19.491	$18.400	$16.824	$17.903	$17.366	$13.948	$12.614	$13.330	$12.205
Number of Accumulation Units outstanding at end of period (in thousands)	69	88	103	132	138	138	141	159	216	192
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.334	$13.538	$12.385	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011	$7.496
Accumulation Unit Value at end of period	$12.405	$14.334	$13.538	$12.385	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011
Number of Accumulation Units outstanding at end of period (in thousands)	5	16	21	23	25	25	27	55	50	50
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145
Accumulation Unit Value at end of period	$16.373	$18.966	$17.958	$16.470	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	26	27	28	18	18	28	26	28

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Accumulation Unit Value at end of period	$13.304	$14.889	$13.983	$12.261	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294
Number of Accumulation Units outstanding at end of period (in thousands)	1,124	1,321	1,532	1,890	2,202	3,083	4,120	5,037	5,271	4,991
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.456	$13.617	$11.976	$12.861	$12.252	$9.756	$8.711	$8.984	$8.248	$6.678
Accumulation Unit Value at end of period	$12.878	$14.456	$13.617	$11.976	$12.861	$12.252	$9.756	$8.711	$8.984	$8.248
Number of Accumulation Units outstanding at end of period (in thousands)	318	360	406	494	511	592	648	771	791	768
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.174	$13.378	$11.790	$12.687	$12.110	$9.662	$8.645	$8.933	$8.218	$6.667
Accumulation Unit Value at end of period	$12.602	$14.174	$13.378	$11.790	$12.687	$12.110	$9.662	$8.645	$8.933	$8.218
Number of Accumulation Units outstanding at end of period (in thousands)	43	62	94	118	177	299	553	750	812	809
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.444	$20.290	$17.925	$19.337	$18.504	$14.801	$13.276	$13.752	$12.684	$10.316
Accumulation Unit Value at end of period	$19.017	$21.444	$20.290	$17.925	$19.337	$18.504	$14.801	$13.276	$13.752	$12.684
Number of Accumulation Units outstanding at end of period (in thousands)	155	179	204	235	257	280	198	218	222	198
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.762	$13.028	$11.516	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173	$6.650
Accumulation Unit Value at end of period	$12.199	$13.762	$13.028	$11.516	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173
Number of Accumulation Units outstanding at end of period (in thousands)	34	44	47	60	63	71	86	90	92	90
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313
Accumulation Unit Value at end of period	$18.450	$20.866	$19.803	$17.548	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642
Number of Accumulation Units outstanding at end of period (in thousands)	73	74	70	69	56	52	52	48	43	30

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Accumulation Unit Value at end of period	$17.634	$20.609	$18.950	$14.806	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871
Number of Accumulation Units outstanding at end of period (in thousands)	181	206	255	330	365	502	749	987	1,059	1,083
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.009	$18.454	$14.461	$15.945	$16.182	$12.122	$10.451	$11.086	$8.822	$6.971
Accumulation Unit Value at end of period	$17.070	$20.009	$18.454	$14.461	$15.945	$16.182	$12.122	$10.451	$11.086	$8.822
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	44	54	68	72	87	155	224	140
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.619	$18.131	$14.236	$15.729	$15.994	$12.005	$10.371	$11.024	$8.789	$6.959
Accumulation Unit Value at end of period	$16.704	$19.619	$18.131	$14.236	$15.729	$15.994	$12.005	$10.371	$11.024	$8.789
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	17	21	34	63	118	175	198	195
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.279	$27.125	$21.352	$23.649	$24.109	$18.141	$15.711	$16.742	$13.382	$10.622
Accumulation Unit Value at end of period	$24.866	$29.279	$27.125	$21.352	$23.649	$24.109	$18.141	$15.711	$16.742	$13.382
Number of Accumulation Units outstanding at end of period (in thousands)	33	45	61	44	46	42	35	42	44	44
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.049	$17.656	$13.905	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741	$6.942
Accumulation Unit Value at end of period	$16.170	$19.049	$17.656	$13.905	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	10	10	12	9	12	13	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619
Accumulation Unit Value at end of period	$24.124	$28.491	$26.474	$20.902	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	4	4	6	9	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Accumulation Unit Value at end of period	$18.063	$19.424	$16.279	$15.908	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	88	114	144	160	181	249	220	328	295	255
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.859	$15.853	$15.538	$16.296	$15.473	$11.434	$10.524	$11.291	$9.030	$6.420
Accumulation Unit Value at end of period	$17.486	$18.859	$15.853	$15.538	$16.296	$15.473	$11.434	$10.524	$11.291	$9.030
Number of Accumulation Units outstanding at end of period (in thousands)	43	51	60	68	71	79	33	41	116	168
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.492	$15.575	$15.297	$16.074	$15.294	$11.324	$10.443	$11.227	$8.997	$6.409
Accumulation Unit Value at end of period	$17.111	$18.492	$15.575	$15.297	$16.074	$15.294	$11.324	$10.443	$11.227	$8.997
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	8	15	18	26	54	66	84	75
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.357	$23.944	$23.574	$24.835	$23.688	$17.583	$16.257	$17.521	$14.076	$10.052
Accumulation Unit Value at end of period	$26.173	$28.357	$23.944	$23.574	$24.835	$23.688	$17.583	$16.257	$17.521	$14.076
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	19	28	31	34	20	14	40	38
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.954	$15.168	$14.941	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948	$6.393
Accumulation Unit Value at end of period	$16.563	$17.954	$15.168	$14.941	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	5	6	6	10	8	9	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049
Accumulation Unit Value at end of period	$25.392	$27.593	$23.370	$23.078	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	7	7	8	8	8

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Accumulation Unit Value at end of period	$13.176	$13.702	$13.335	$12.568	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755
Number of Accumulation Units outstanding at end of period (in thousands)	914	1,033	1,138	1,362	1,550	2,096	4,734	5,347	5,414	5,229
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.303	$12.986	$12.276	$13.036	$13.064	$12.912	$11.686	$11.630	$10.695	$8.688
Accumulation Unit Value at end of period	$12.755	$13.303	$12.986	$12.276	$13.036	$13.064	$12.912	$11.686	$11.630	$10.695
Number of Accumulation Units outstanding at end of period (in thousands)	195	229	245	277	285	320	703	805	846	780
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.044	$12.758	$12.085	$12.859	$12.912	$12.788	$11.597	$11.564	$10.656	$8.674
Accumulation Unit Value at end of period	$12.481	$13.044	$12.758	$12.085	$12.859	$12.912	$12.788	$11.597	$11.564	$10.656
Number of Accumulation Units outstanding at end of period (in thousands)	100	130	153	171	246	360	614	700	738	748
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.431	$15.130	$14.368	$15.326	$15.428	$15.318	$13.926	$13.921	$12.861	$10.494
Accumulation Unit Value at end of period	$14.728	$15.431	$15.130	$14.368	$15.326	$15.428	$15.318	$13.926	$13.921	$12.861
Number of Accumulation Units outstanding at end of period (in thousands)	223	248	271	307	346	356	531	511	453	342
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.665	$12.425	$11.804	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598	$8.652
Accumulation Unit Value at end of period	$12.082	$12.665	$12.425	$11.804	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598
Number of Accumulation Units outstanding at end of period (in thousands)	30	41	66	77	108	128	122	116	129	110
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491
Accumulation Unit Value at end of period	$14.288	$15.015	$14.767	$14.065	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818
Number of Accumulation Units outstanding at end of period (in thousands)	30	32	44	54	39	77	65	67	62	22

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Accumulation Unit Value at end of period	$15.752	$16.900	$14.863	$14.250	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225
Number of Accumulation Units outstanding at end of period (in thousands)	288	286	319	368	457	472	443	433	382	306
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.408	$14.475	$13.919	$14.168	$13.159	$11.072	$10.078	$10.089	$9.175	$7.180
Accumulation Unit Value at end of period	$15.248	$16.408	$14.475	$13.919	$14.168	$13.159	$11.072	$10.078	$10.089	$9.175
Number of Accumulation Units outstanding at end of period (in thousands)	47	44	44	51	60	82	125	130	131	104
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.089	$14.221	$13.703	$13.976	$13.006	$10.965	$10.001	$10.032	$9.141	$7.168
Accumulation Unit Value at end of period	$14.921	$16.089	$14.221	$13.703	$13.976	$13.006	$10.965	$10.001	$10.032	$9.141
Number of Accumulation Units outstanding at end of period (in thousands)	8	142	10	11	23	27	39	33	24	21
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.730	$20.142	$19.457	$19.894	$18.560	$15.687	$14.343	$14.424	$13.175	$10.358
Accumulation Unit Value at end of period	$21.028	$22.730	$20.142	$19.457	$19.894	$18.560	$15.687	$14.343	$14.424	$13.175
Number of Accumulation Units outstanding at end of period (in thousands)	30	32	16	18	19	35	32	31	29	22
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.621	$13.849	$13.384	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091	$7.150
Accumulation Unit Value at end of period	$14.444	$15.621	$13.849	$13.384	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091
Number of Accumulation Units outstanding at end of period (in thousands)	14	21	21	11	11	10	19	22	8	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355
Accumulation Unit Value at end of period	$20.401	$22.118	$19.659	$19.047	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132
Number of Accumulation Units outstanding at end of period (in thousands)	43	3	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Accumulation Unit Value at end of period	$15.880	$17.352	$14.443	$13.915	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343
Number of Accumulation Units outstanding at end of period (in thousands)	3,283	3,952	4,869	5,581	6,737	10,056	17,868	22,375	24,221	23,668
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.847	$14.065	$13.591	$13.719	$13.037	$9.558	$8.236	$9.480	$8.297	$5.808
Accumulation Unit Value at end of period	$15.372	$16.847	$14.065	$13.591	$13.719	$13.037	$9.558	$8.236	$9.480	$8.297
Number of Accumulation Units outstanding at end of period (in thousands)	943	1,059	1,253	1,364	1,555	1,768	3,546	4,551	4,517	4,597
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.519	$13.818	$13.380	$13.533	$12.886	$9.466	$8.173	$9.426	$8.267	$5.798
Accumulation Unit Value at end of period	$15.042	$16.519	$13.818	$13.380	$13.533	$12.886	$9.466	$8.173	$9.426	$8.267
Number of Accumulation Units outstanding at end of period (in thousands)	166	252	321	455	618	967	1,918	2,479	2,765	3,048
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.085	$24.391	$23.676	$24.007	$22.916	$16.877	$14.608	$16.889	$14.849	$10.441
Accumulation Unit Value at end of period	$26.419	$29.085	$24.391	$23.676	$24.007	$22.916	$16.877	$14.608	$16.889	$14.849
Number of Accumulation Units outstanding at end of period (in thousands)	383	469	562	639	667	766	663	801	850	556
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.038	$13.457	$13.069	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221	$5.784
Accumulation Unit Value at end of period	$14.561	$16.038	$13.457	$13.069	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221
Number of Accumulation Units outstanding at end of period (in thousands)	95	115	131	234	249	303	394	500	558	562
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438
Accumulation Unit Value at end of period	$25.631	$28.302	$23.806	$23.177	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800
Number of Accumulation Units outstanding at end of period (in thousands)	78	98	111	118	123	116	113	108	144	107

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Accumulation Unit Value at end of period	$20.987	$21.770	$18.154	$17.450	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	695	875	1,055	1,237	1,563	2,364	2,809	3,417	3,758	3,321
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.137	$17.679	$17.045	$16.269	$14.279	$10.720	$9.293	$9.368	$8.376	$6.798
Accumulation Unit Value at end of period	$20.316	$21.137	$17.679	$17.045	$16.269	$14.279	$10.720	$9.293	$9.368	$8.376
Number of Accumulation Units outstanding at end of period (in thousands)	196	239	260	261	296	369	402	465	494	412
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.726	$17.369	$16.780	$16.048	$14.113	$10.617	$9.222	$9.315	$8.346	$6.786
Accumulation Unit Value at end of period	$19.880	$20.726	$17.369	$16.780	$16.048	$14.113	$10.617	$9.222	$9.315	$8.346
Number of Accumulation Units outstanding at end of period (in thousands)	25	41	56	61	86	192	308	382	427	405
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.129	$26.153	$25.329	$24.284	$21.410	$16.146	$14.061	$14.238	$12.788	$10.425
Accumulation Unit Value at end of period	$29.785	$31.129	$26.153	$25.329	$24.284	$21.410	$16.146	$14.061	$14.238	$12.788
Number of Accumulation Units outstanding at end of period (in thousands)	88	111	119	137	159	152	150	162	176	129
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.123	$16.915	$16.390	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300	$6.769
Accumulation Unit Value at end of period	$19.244	$20.123	$16.915	$16.390	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	26	28	32	45	53	60	68	65
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422
Accumulation Unit Value at end of period	$28.896	$30.291	$25.525	$24.796	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746
Number of Accumulation Units outstanding at end of period (in thousands)	11	17	18	21	22	20	20	21	29	18

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Accumulation Unit Value at end of period	$18.639	$20.014	$17.191	$15.212	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752
Number of Accumulation Units outstanding at end of period (in thousands)	2,167	2,647	3,220	3,809	4,574	7,129	10,614	13,121	14,166	13,324
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.432	$16.741	$14.859	$15.329	$13.837	$10.695	$9.601	$9.663	$8.703	$7.118
Accumulation Unit Value at end of period	$18.043	$19.432	$16.741	$14.859	$15.329	$13.837	$10.695	$9.601	$9.663	$8.703
Number of Accumulation Units outstanding at end of period (in thousands)	708	803	906	973	1,076	1,225	1,965	2,324	2,426	2,350
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.053	$16.448	$14.628	$15.121	$13.677	$10.592	$9.527	$9.608	$8.672	$7.106
Accumulation Unit Value at end of period	$17.656	$19.053	$16.448	$14.628	$15.121	$13.677	$10.592	$9.527	$9.608	$8.672
Number of Accumulation Units outstanding at end of period (in thousands)	79	132	171	274	357	520	937	1,220	1,339	1,420
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.108	$23.460	$20.916	$21.675	$19.654	$15.260	$13.760	$13.911	$12.587	$10.341
Accumulation Unit Value at end of period	$25.057	$27.108	$23.460	$20.916	$21.675	$19.654	$15.260	$13.760	$13.911	$12.587
Number of Accumulation Units outstanding at end of period (in thousands)	219	296	351	397	402	495	398	417	425	278
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.499	$16.017	$14.288	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624	$7.089
Accumulation Unit Value at end of period	$17.091	$18.499	$16.017	$14.288	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624
Number of Accumulation Units outstanding at end of period (in thousands)	67	80	76	46	46	58	120	138	145	135
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338
Accumulation Unit Value at end of period	$24.310	$26.379	$22.897	$20.475	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545
Number of Accumulation Units outstanding at end of period (in thousands)	43	56	65	66	66	66	67	50	78	55

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Accumulation Unit Value at end of period	$15.353	$16.226	$12.428	$12.393	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167
Number of Accumulation Units outstanding at end of period (in thousands)	47	51	44	53	56	44	40	47	34	34
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.754	$12.103	$12.105	$11.425	$10.909	$8.162	$6.744	$7.986	$7.127	$5.358
Accumulation Unit Value at end of period	$14.861	$15.754	$12.103	$12.105	$11.425	$10.909	$8.162	$6.744	$7.986	$7.127
Number of Accumulation Units outstanding at end of period (in thousands)	28	48	39	29	13	14	12	7	24	29
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.447	$11.891	$11.917	$11.270	$10.783	$8.083	$6.692	$7.940	$7.101	$5.349
Accumulation Unit Value at end of period	$14.543	$15.447	$11.891	$11.917	$11.270	$10.783	$8.083	$6.692	$7.940	$7.101
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	7	7	7	22	28	19	20
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.752	$22.960	$23.067	$21.869	$20.977	$15.764	$13.084	$15.564	$13.953	$10.537
Accumulation Unit Value at end of period	$27.940	$29.752	$22.960	$23.067	$21.869	$20.977	$15.764	$13.084	$15.564	$13.953
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	10	11	9	10	10	10	7	3
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.998	$11.580	$11.640	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062	$5.335
Accumulation Unit Value at end of period	$14.077	$14.998	$11.580	$11.640	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	4	2	1	3	4	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534
Accumulation Unit Value at end of period	$27.107	$28.951	$22.409	$22.581	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	4	3	1	1	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Accumulation Unit Value at end of period	$20.362	$20.592	$16.048	$16.396	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693
Number of Accumulation Units outstanding at end of period (in thousands)	868	1,095	1,409	1,687	2,174	3,210	4,536	5,558	6,250	5,861
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.993	$15.628	$16.015	$14.615	$13.056	$9.807	$7.883	$8.821	$7.651	$6.019
Accumulation Unit Value at end of period	$19.710	$19.993	$15.628	$16.015	$14.615	$13.056	$9.807	$7.883	$8.821	$7.651
Number of Accumulation Units outstanding at end of period (in thousands)	258	314	457	508	600	744	1,045	1,164	1,283	1,058
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.604	$15.354	$15.766	$14.416	$12.904	$9.713	$7.823	$8.771	$7.623	$6.009
Accumulation Unit Value at end of period	$19.288	$19.604	$15.354	$15.766	$14.416	$12.904	$9.713	$7.823	$8.771	$7.623
Number of Accumulation Units outstanding at end of period (in thousands)	40	59	83	111	151	269	466	582	640	654
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.630	$26.406	$27.181	$24.917	$22.360	$16.872	$13.623	$15.312	$13.341	$10.543
Accumulation Unit Value at end of period	$33.005	$33.630	$26.406	$27.181	$24.917	$22.360	$16.872	$13.623	$15.312	$13.341
Number of Accumulation Units outstanding at end of period (in thousands)	130	158	182	210	233	188	184	207	227	175
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.034	$14.953	$15.399	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581	$5.994
Accumulation Unit Value at end of period	$18.671	$19.034	$14.953	$15.399	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581
Number of Accumulation Units outstanding at end of period (in thousands)	49	54	58	40	37	52	60	86	99	102
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540
Accumulation Unit Value at end of period	$32.021	$32.725	$25.773	$26.609	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	24	29	25	22	24	28	44	33

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Accumulation Unit Value at end of period	$16.772	$17.660	$16.685	$14.847	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287
Number of Accumulation Units outstanding at end of period (in thousands)	249	296	355	371	461	709	1,357	1,451	1,783	1,148
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.147	$16.248	$14.502	$15.453	$15.361	$14.717	$13.128	$12.786	$11.225	$7.607
Accumulation Unit Value at end of period	$16.236	$17.147	$16.248	$14.502	$15.453	$15.361	$14.717	$13.128	$12.786	$11.225
Number of Accumulation Units outstanding at end of period (in thousands)	92	101	90	116	116	110	184	166	233	233
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.813	$15.964	$14.276	$15.243	$15.183	$14.575	$13.027	$12.714	$11.184	$7.594
Accumulation Unit Value at end of period	$15.888	$16.813	$15.964	$14.276	$15.243	$15.183	$14.575	$13.027	$12.714	$11.184
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	23	32	39	61	121	181	224	200
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.480	$21.398	$19.184	$20.534	$20.504	$19.733	$17.682	$17.299	$15.256	$10.385
Accumulation Unit Value at end of period	$21.191	$22.480	$21.398	$19.184	$20.534	$20.504	$19.733	$17.682	$17.299	$15.256
Number of Accumulation Units outstanding at end of period (in thousands)	55	61	61	78	98	130	136	120	209	137
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.324	$15.546	$13.945	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122	$7.575
Accumulation Unit Value at end of period	$15.380	$16.324	$15.546	$13.945	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	17	23	26	29	42	52	50	41
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382
Accumulation Unit Value at end of period	$20.559	$21.875	$20.885	$18.780	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	21	16	19	18	14	42	13	12

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Accumulation Unit Value at end of period	$10.237	$12.809	$10.396	$10.438	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178
Number of Accumulation Units outstanding at end of period (in thousands)	503	518	625	701	829	1,117	904	1,096	1,088	884
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.436	$10.124	$10.196	$10.205	$10.825	$9.081	$7.704	$9.132	$8.133	$6.214
Accumulation Unit Value at end of period	$9.910	$12.436	$10.124	$10.196	$10.205	$10.825	$9.081	$7.704	$9.132	$8.133
Number of Accumulation Units outstanding at end of period (in thousands)	171	162	161	171	188	209	135	173	192	184
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.194	$9.947	$10.037	$10.066	$10.700	$8.994	$7.645	$9.080	$8.104	$6.204
Accumulation Unit Value at end of period	$9.697	$12.194	$9.947	$10.037	$10.066	$10.700	$8.994	$7.645	$9.080	$8.104
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	24	35	48	73	151	190	206	180
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.556	$16.810	$17.005	$17.097	$18.219	$15.352	$13.083	$15.578	$13.937	$10.696
Accumulation Unit Value at end of period	$16.306	$20.556	$16.810	$17.005	$17.097	$18.219	$15.352	$13.083	$15.578	$13.937
Number of Accumulation Units outstanding at end of period (in thousands)	42	48	44	50	55	53	34	38	35	22
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.839	$9.687	$9.804	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059	$6.188
Accumulation Unit Value at end of period	$9.387	$11.839	$9.687	$9.804	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	14	14	15	25	21	27	31	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693
Accumulation Unit Value at end of period	$15.820	$20.003	$16.407	$16.647	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891
Number of Accumulation Units outstanding at end of period (in thousands)	34	34	28	27	26	18	14	10	18	9

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Accumulation Unit Value at end of period	$17.121	$19.351	$17.193	$15.005	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337
Number of Accumulation Units outstanding at end of period (in thousands)	39	42	46	62	79	114	354	282	342	252
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718
Accumulation Unit Value at end of period	$16.573	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	18	26	31	38	47	72	60	141
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.422	$16.450	$14.428	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261	$5.708
Accumulation Unit Value at end of period	$16.218	$18.422	$16.450	$14.428	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	12	11	17	19	36	60	94	67
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.533	$29.122	$25.608	$27.534	$26.802	$19.964	$17.648	$18.285	$14.884	$10.310
Accumulation Unit Value at end of period	$28.568	$32.533	$29.122	$25.608	$27.534	$26.802	$19.964	$17.648	$18.285	$14.884
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	18	18	18	22	21	32	33	27
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.886	$16.019	$14.093	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216	$5.694
Accumulation Unit Value at end of period	$15.699	$17.886	$16.019	$14.093	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	2	3	2	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307
Accumulation Unit Value at end of period	$27.716	$31.658	$28.423	$25.068	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	3	18	13	15	15	15

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Accumulation Unit Value at end of period	$23.373	$26.910	$22.784	$20.612	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179
Number of Accumulation Units outstanding at end of period (in thousands)	66	79	77	99	105	154	296	314	193	133
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$26.128	$22.188	$20.133	$20.643	$19.889	$13.999	$12.159	$12.225	$9.128	$6.875
Accumulation Unit Value at end of period	$22.625	$26.128	$22.188	$20.133	$20.643	$19.889	$13.999	$12.159	$12.225	$9.128
Number of Accumulation Units outstanding at end of period (in thousands)	40	40	25	33	30	46	82	74	53	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.619	$21.799	$19.820	$20.363	$19.658	$13.864	$12.066	$12.156	$9.095	$6.863
Accumulation Unit Value at end of period	$22.140	$25.619	$21.799	$19.820	$20.363	$19.658	$13.864	$12.066	$12.156	$9.095
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	11	12	10	33	62	69	39	41
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$38.852	$33.142	$30.209	$31.113	$30.112	$21.290	$18.575	$18.760	$14.071	$10.645
Accumulation Unit Value at end of period	$33.492	$38.852	$33.142	$30.209	$31.113	$30.112	$21.290	$18.575	$18.760	$14.071
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	13	19	19	26	10	14	12	7
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.874	$21.229	$19.360	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045	$6.846
Accumulation Unit Value at end of period	$21.432	$24.874	$21.229	$19.360	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	6	7	8	5	2	16	10	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642
Accumulation Unit Value at end of period	$32.493	$37.806	$32.347	$29.573	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	7	15	15	16	13	13

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Accumulation Unit Value at end of period	$17.697	$18.787	$15.115	$15.059	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446
Number of Accumulation Units outstanding at end of period (in thousands)	94	113	142	167	210	354	340	464	563	687
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.241	$14.720	$14.709	$16.340	$15.562	$10.990	$9.691	$10.226	$8.400	$6.625
Accumulation Unit Value at end of period	$17.131	$18.241	$14.720	$14.709	$16.340	$15.562	$10.990	$9.691	$10.226	$8.400
Number of Accumulation Units outstanding at end of period (in thousands)	46	40	48	65	68	98	89	115	84	92
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.886	$14.462	$14.480	$16.118	$15.381	$10.885	$9.617	$10.168	$8.369	$6.614
Accumulation Unit Value at end of period	$16.764	$17.886	$14.462	$14.480	$16.118	$15.381	$10.885	$9.617	$10.168	$8.369
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	12	20	24	41	77	96	103	114
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.645	$22.409	$22.493	$25.101	$24.013	$17.036	$15.089	$15.994	$13.197	$10.456
Accumulation Unit Value at end of period	$25.847	$27.645	$22.409	$22.493	$25.101	$24.013	$17.036	$15.089	$15.994	$13.197
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	21	23	28	25	11	12	13	14
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.365	$14.083	$14.143	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323	$6.597
Accumulation Unit Value at end of period	$16.228	$17.365	$14.083	$14.143	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	4	5	7	10	10	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453
Accumulation Unit Value at end of period	$25.076	$26.901	$21.871	$22.020	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	3	3	4	3	2	7	1	4

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Accumulation Unit Value at end of period	$18.916	$19.258	$16.336	$15.462	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691
Number of Accumulation Units outstanding at end of period (in thousands)	18	24	24	15	18	28	233	31	41	39
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.698	$15.909	$15.102	$14.989	$13.731	$10.587	$9.438	$9.731	$8.643	$6.227
Accumulation Unit Value at end of period	$18.311	$18.698	$15.909	$15.102	$14.989	$13.731	$10.587	$9.438	$9.731	$8.643
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	2	2	3	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.334	$15.630	$14.867	$14.785	$13.572	$10.485	$9.366	$9.675	$8.611	$6.216
Accumulation Unit Value at end of period	$17.918	$18.334	$15.630	$14.867	$14.785	$13.572	$10.485	$9.366	$9.675	$8.611
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	5	1	1	—	10	5	8	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.793	$25.462	$24.281	$24.206	$22.276	$17.253	$15.449	$16.000	$14.276	$10.331
Accumulation Unit Value at end of period	$29.044	$29.793	$25.462	$24.281	$24.206	$22.276	$17.253	$15.449	$16.000	$14.276
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	6	2	2	6	3	3	5	9
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.801	$15.221	$14.522	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564	$6.201
Accumulation Unit Value at end of period	$17.345	$17.801	$15.221	$14.522	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	1	1	1	5	2	2	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328
Accumulation Unit Value at end of period	$28.178	$28.991	$24.852	$23.769	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	7	2	2	1	6	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Accumulation Unit Value at end of period	$12.286	$12.592	$12.174	$11.844	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181
Number of Accumulation Units outstanding at end of period (in thousands)	6,542	7,569	8,132	9,195	10,813	15,656	15,445	17,214	19,012	17,393
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.226	$11.855	$11.569	$11.866	$11.427	$11.814	$11.202	$10.676	$10.125	$8.977
Accumulation Unit Value at end of period	$11.893	$12.226	$11.855	$11.569	$11.866	$11.427	$11.814	$11.202	$10.676	$10.125
Number of Accumulation Units outstanding at end of period (in thousands)	1,755	1,906	2,019	2,158	2,379	2,669	2,599	2,819	3,030	2,668
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.988	$11.648	$11.389	$11.705	$11.295	$11.700	$11.116	$10.616	$10.088	$8.962
Accumulation Unit Value at end of period	$11.638	$11.988	$11.648	$11.389	$11.705	$11.295	$11.700	$11.116	$10.616	$10.088
Number of Accumulation Units outstanding at end of period (in thousands)	182	258	301	434	560	908	1,430	1,688	1,778	1,722
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.414	$13.066	$12.808	$13.196	$12.765	$13.256	$12.626	$12.088	$11.516	$10.256
Accumulation Unit Value at end of period	$12.990	$13.414	$13.066	$12.808	$13.196	$12.765	$13.256	$12.626	$12.088	$11.516
Number of Accumulation Units outstanding at end of period (in thousands)	700	755	783	837	865	946	846	920	914	621
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.640	$11.343	$11.125	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033	$8.940
Accumulation Unit Value at end of period	$11.266	$11.640	$11.343	$11.125	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033
Number of Accumulation Units outstanding at end of period (in thousands)	88	95	103	108	115	119	151	190	216	227
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253
Accumulation Unit Value at end of period	$12.603	$13.053	$12.752	$12.538	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478
Number of Accumulation Units outstanding at end of period (in thousands)	88	75	92	100	100	108	94	89	120	83

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Accumulation Unit Value at end of period	$10.109	$10.191	$10.226	$10.238	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754
Number of Accumulation Units outstanding at end of period (in thousands)	423	605	675	531	430	601	1,702	2,083	1,651	1,651
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.895	$9.959	$10.000	$10.041	$9.958	$10.328	$10.156	$9.874	$9.701	$9.568
Accumulation Unit Value at end of period	$9.786	$9.895	$9.959	$10.000	$10.041	$9.958	$10.328	$10.156	$9.874	$9.701
Number of Accumulation Units outstanding at end of period (in thousands)	165	211	176	163	158	213	270	249	305	175
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.702	$9.784	$9.845	$9.904	$9.842	$10.228	$10.078	$9.819	$9.665	$9.552
Accumulation Unit Value at end of period	$9.576	$9.702	$9.784	$9.845	$9.904	$9.842	$10.228	$10.078	$9.819	$9.665
Number of Accumulation Units outstanding at end of period (in thousands)	39	54	74	199	104	129	211	277	375	403
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.957	$10.066	$10.154	$10.241	$10.202	$10.629	$10.499	$10.254	$10.120	$10.026
Accumulation Unit Value at end of period	$9.803	$9.957	$10.066	$10.154	$10.241	$10.202	$10.629	$10.499	$10.254	$10.120
Number of Accumulation Units outstanding at end of period (in thousands)	46	138	199	226	163	221	360	221	188	147
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.420	$9.528	$9.616	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612	$9.529
Accumulation Unit Value at end of period	$9.270	$9.420	$9.528	$9.616	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	11	12	13	62	127	137	147	147
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024
Accumulation Unit Value at end of period	$9.511	$9.689	$9.825	$9.940	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086
Number of Accumulation Units outstanding at end of period (in thousands)	27	9	8	20	28	16	172	32	11	6

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Accumulation Unit Value at end of period	$8.819	$8.828	$8.885	$8.946	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855
Number of Accumulation Units outstanding at end of period (in thousands)	845	703	985	1,226	1,420	2,459	5,019	5,872	4,799	6,042
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.571	$8.652	$8.738	$8.899	$9.065	$9.244	$9.426	$9.611	$9.801	$9.987
Accumulation Unit Value at end of period	$8.537	$8.571	$8.652	$8.738	$8.899	$9.065	$9.244	$9.426	$9.611	$9.801
Number of Accumulation Units outstanding at end of period (in thousands)	249	195	232	178	194	352	825	544	708	822
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.404	$8.501	$8.603	$8.778	$8.960	$9.155	$9.354	$9.557	$9.765	$9.970
Accumulation Unit Value at end of period	$8.354	$8.404	$8.501	$8.603	$8.778	$8.960	$9.155	$9.354	$9.557	$9.765
Number of Accumulation Units outstanding at end of period (in thousands)	21	37	340	490	520	690	1,007	916	826	1,179
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.227	$8.342	$8.463	$8.658	$8.859	$9.074	$9.295	$9.520	$9.752	$9.982
Accumulation Unit Value at end of period	$8.157	$8.227	$8.342	$8.463	$8.658	$8.859	$9.074	$9.295	$9.520	$9.752
Number of Accumulation Units outstanding at end of period (in thousands)	145	209	279	215	306	583	425	444	322	72
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.160	$8.279	$8.403	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711	$9.945
Accumulation Unit Value at end of period	$8.087	$8.160	$8.279	$8.403	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	38	19	18	33	64	53	103	155
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979
Accumulation Unit Value at end of period	$7.914	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720
Number of Accumulation Units outstanding at end of period (in thousands)	35	4	4	12	35	41	203	94	85	48

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Accumulation Unit Value at end of period	$16.473	$18.646	$16.420	$14.683	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655
Number of Accumulation Units outstanding at end of period (in thousands)	59	68	82	112	138	207	437	522	571	257
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.103	$15.991	$14.342	$15.089	$13.816	$10.677	$9.307	$9.679	$8.607	$7.057
Accumulation Unit Value at end of period	$15.946	$18.103	$15.991	$14.342	$15.089	$13.816	$10.677	$9.307	$9.679	$8.607
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	24	41	48	65	280	374	402	344
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.751	$15.711	$14.119	$14.884	$13.656	$10.575	$9.236	$9.625	$8.576	$7.045
Accumulation Unit Value at end of period	$15.604	$17.751	$15.711	$14.119	$14.884	$13.656	$10.575	$9.236	$9.625	$8.576
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	19	23	41	55	65	88	83	28
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.394	$22.531	$20.299	$21.453	$19.732	$15.318	$13.412	$14.012	$12.516	$10.308
Accumulation Unit Value at end of period	$22.267	$25.394	$22.531	$20.299	$21.453	$19.732	$15.318	$13.412	$14.012	$12.516
Number of Accumulation Units outstanding at end of period (in thousands)	26	32	31	35	31	33	36	36	37	15
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.234	$15.299	$13.791	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529	$7.027
Accumulation Unit Value at end of period	$15.105	$17.234	$15.299	$13.791	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	5	20	14	16	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305
Accumulation Unit Value at end of period	$21.603	$24.710	$21.991	$19.871	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	4	4	4	4	6	10	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$10.135	$—	$—	$—
Accumulation Unit Value at end of period	$17.550	$18.564	$14.858	$14.806	$14.370	$13.506	$9.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	28	22	24	40	40	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.242	$14.644	$14.637	$14.248	$13.432	$9.797	$10.129	$—	$—	$—
Accumulation Unit Value at end of period	$17.194	$18.242	$14.644	$14.637	$14.248	$13.432	$9.797	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	2	2	5	5	9	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.031	$14.503	$14.525	$14.168	$13.382	$9.781	$10.126	$—	$—	$—
Accumulation Unit Value at end of period	$16.961	$18.031	$14.503	$14.525	$14.168	$13.382	$9.781	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	6	8	10	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.770	$14.328	$14.386	$14.068	$13.321	$9.760	$10.122	$—	$—	$—
Accumulation Unit Value at end of period	$16.673	$17.770	$14.328	$14.386	$14.068	$13.321	$9.760	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	19	42	57	41	28	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.718	$14.294	$14.359	$14.048	$13.309	$9.756	$10.121	$—	$—	$—
Accumulation Unit Value at end of period	$16.616	$17.718	$14.294	$14.359	$14.048	$13.309	$9.756	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$10.117	$—	$—	$—
Accumulation Unit Value at end of period	$16.335	$17.461	$14.122	$14.222	$13.949	$13.248	$9.736	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	4	4	4	2	2	2	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Accumulation Unit Value at end of period	$15.684	$18.300	$16.962	$14.967	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620
Number of Accumulation Units outstanding at end of period (in thousands)	40	55	49	47	50	57	198	256	236	279
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.769	$16.519	$14.619	$16.447	$15.318	$11.662	$10.157	$10.273	$8.573	$6.282
Accumulation Unit Value at end of period	$15.183	$17.769	$16.519	$14.619	$16.447	$15.318	$11.662	$10.157	$10.273	$8.573
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	11	13	17	19	69	68	71	70
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.423	$16.230	$14.392	$16.223	$15.141	$11.550	$10.080	$10.215	$8.542	$6.271
Accumulation Unit Value at end of period	$14.858	$17.423	$16.230	$14.392	$16.223	$15.141	$11.550	$10.080	$10.215	$8.542
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	12	16	15	16	41	42	47	51
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345	$10.558
Accumulation Unit Value at end of period	$24.397	$28.680	$26.783	$23.810	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	14	14	19	24	8	9	10	10
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.917	$15.806	$14.058	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495	$6.256
Accumulation Unit Value at end of period	$14.383	$16.917	$15.806	$14.058	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	4	10	10	6	5	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555
Accumulation Unit Value at end of period	$23.669	$27.909	$26.141	$23.309	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	5	5	4	3	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$10.345	$—	$—
Accumulation Unit Value at end of period	$12.613	$13.745	$12.723	$11.599	$12.334	$11.862	$11.891	$10.926	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	149	202	244	278	350	517	825	738	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.468	$12.503	$11.433	$12.195	$11.763	$11.827	$10.900	$10.341	$—	$—
Accumulation Unit Value at end of period	$12.321	$13.468	$12.503	$11.433	$12.195	$11.763	$11.827	$10.900	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	60	62	75	79	80	177	78	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.286	$12.360	$11.324	$12.103	$11.698	$11.785	$10.883	$10.338	$—	$—
Accumulation Unit Value at end of period	$12.131	$13.286	$12.360	$11.324	$12.103	$11.698	$11.785	$10.883	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	5	2	5	13	7	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.062	$12.182	$11.189	$11.989	$11.617	$11.732	$10.861	$10.335	$—	$—
Accumulation Unit Value at end of period	$11.897	$13.062	$12.182	$11.189	$11.989	$11.617	$11.732	$10.861	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	2	5	7	8	14	20	8	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.018	$12.147	$11.162	$11.966	$11.600	$11.722	$10.857	$10.334	$—	$—
Accumulation Unit Value at end of period	$11.850	$13.018	$12.147	$11.162	$11.966	$11.600	$11.722	$10.857	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	10	6	12	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$10.331	$—	$—
Accumulation Unit Value at end of period	$11.622	$12.799	$11.972	$11.030	$11.853	$11.520	$11.669	$10.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	9	12	11	13	21	13	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Accumulation Unit Value at end of period	$14.290	$16.072	$14.476	$13.376	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	35	44	46	52	88	110	243	309
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.605	$14.097	$13.066	$14.174	$13.402	$10.598	$9.512	$9.728	$9.080	$7.234
Accumulation Unit Value at end of period	$13.833	$15.605	$14.097	$13.066	$14.174	$13.402	$10.598	$9.512	$9.728	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	16	18	21	23	17	29	53	51
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.302	$13.851	$12.863	$13.982	$13.246	$10.497	$9.439	$9.673	$9.047	$7.222
Accumulation Unit Value at end of period	$13.537	$15.302	$13.851	$12.863	$13.982	$13.246	$10.497	$9.439	$9.673	$9.047
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	6	7	6	10	37	38	49	44
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.082	$19.131	$17.811	$19.409	$18.434	$14.644	$13.202	$13.562	$12.716	$10.177
Accumulation Unit Value at end of period	$18.604	$21.082	$19.131	$17.811	$19.409	$18.434	$14.644	$13.202	$13.562	$12.716
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	32	33	36	16	2	6	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.857	$13.488	$12.564	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997	$7.204
Accumulation Unit Value at end of period	$13.104	$14.857	$13.488	$12.564	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	5	5	6	4	4	4	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174
Accumulation Unit Value at end of period	$18.049	$20.515	$18.672	$17.436	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	2	2	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.336	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.326	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	431	582	821	1,015	814	1,155	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.208	$9.337	$9.512	$9.698	$9.888	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.170	$9.208	$9.337	$9.512	$9.698	$9.888	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	107	95	320	362	361	318	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.124	$9.270	$9.463	$9.667	$9.876	$9.974	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.069	$9.124	$9.270	$9.463	$9.667	$9.876	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	35	42	99	87	114	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.020	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	39	91	188	115	171	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.999	$9.171	$9.389	$9.621	$9.859	$9.970	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.918	$8.999	$9.171	$9.389	$9.621	$9.859	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	39	—	33	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.897	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.794	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	1	3	8	8	22	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Accumulation Unit Value at end of period	$16.064	$18.901	$16.850	$14.343	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880
Number of Accumulation Units outstanding at end of period (in thousands)	46	49	61	76	87	125	240	283	299	304
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.352	$16.409	$14.010	$14.776	$13.701	$10.444	$9.313	$9.717	$8.831	$7.256
Accumulation Unit Value at end of period	$15.551	$18.352	$16.409	$14.010	$14.776	$13.701	$10.444	$9.313	$9.717	$8.831
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	18	25	34	37	26	28	34	33
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.994	$16.122	$13.793	$14.575	$13.543	$10.344	$9.242	$9.662	$8.799	$7.244
Accumulation Unit Value at end of period	$15.218	$17.994	$16.122	$13.793	$14.575	$13.543	$10.344	$9.242	$9.662	$8.799
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	11	13	25	40	41	40	39
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547	$10.355
Accumulation Unit Value at end of period	$21.218	$25.152	$22.592	$19.376	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	10	11	15	15	8	5	5	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.472	$15.701	$13.472	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751	$7.226
Accumulation Unit Value at end of period	$14.731	$17.472	$15.701	$13.472	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	14	15	15	15	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353
Accumulation Unit Value at end of period	$20.585	$24.476	$22.050	$18.968	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	14	14	14	9	8	3	3	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Accumulation Unit Value at end of period	$10.553	$12.653	$10.481	$10.731	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481
Number of Accumulation Units outstanding at end of period (in thousands)	614	635	763	851	958	1,278	1,528	1,754	1,918	1,843
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.285	$10.207	$10.481	$10.975	$11.181	$9.603	$8.496	$9.315	$8.435	$6.375
Accumulation Unit Value at end of period	$10.216	$12.285	$10.207	$10.481	$10.975	$11.181	$9.603	$8.496	$9.315	$8.435
Number of Accumulation Units outstanding at end of period (in thousands)	147	153	161	181	181	189	228	259	259	224
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.046	$10.028	$10.318	$10.826	$11.051	$9.511	$8.431	$9.262	$8.404	$6.365
Accumulation Unit Value at end of period	$9.997	$12.046	$10.028	$10.318	$10.826	$11.051	$9.511	$8.431	$9.262	$8.404
Number of Accumulation Units outstanding at end of period (in thousands)	29	39	50	57	71	124	177	211	216	215
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$15.409	$14.016	$10.641
Accumulation Unit Value at end of period	$16.302	$19.692	$16.435	$16.953	$17.831	$18.248	$15.744	$13.992	$15.409	$14.016
Number of Accumulation Units outstanding at end of period (in thousands)	72	74	79	84	88	72	70	76	76	57
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.696	$9.766	$10.079	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358	$6.349
Accumulation Unit Value at end of period	$9.677	$11.696	$9.766	$10.079	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	18	20	19	23	24	39	36	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639
Accumulation Unit Value at end of period	$15.816	$19.162	$16.041	$16.596	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971
Number of Accumulation Units outstanding at end of period (in thousands)	12	10	10	9	10	10	10	48	19	15

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$10.015	$—	$—	$—
Accumulation Unit Value at end of period	$15.346	$16.575	$13.796	$13.946	$14.032	$13.246	$9.858	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	13	15	23	46	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.288	$13.598	$13.786	$13.913	$13.173	$9.833	$10.010	$—	$—	$—
Accumulation Unit Value at end of period	$15.035	$16.288	$13.598	$13.786	$13.913	$13.173	$9.833	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	7	8	5	7	9	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.099	$13.467	$13.681	$13.834	$13.125	$9.817	$10.007	$—	$—	$—
Accumulation Unit Value at end of period	$14.831	$16.099	$13.467	$13.681	$13.834	$13.125	$9.817	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	3	4	3	12	19	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.866	$13.305	$13.551	$13.737	$13.065	$9.796	$10.003	$—	$—	$—
Accumulation Unit Value at end of period	$14.580	$15.866	$13.305	$13.551	$13.737	$13.065	$9.796	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	16	45	31	32	22	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.820	$13.273	$13.525	$13.717	$13.053	$9.792	$10.002	$—	$—	$—
Accumulation Unit Value at end of period	$14.530	$15.820	$13.273	$13.525	$13.717	$13.053	$9.792	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$9.998	$—	$—	$—
Accumulation Unit Value at end of period	$14.284	$15.591	$13.113	$13.396	$13.620	$12.993	$9.772	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	4	4	4	4	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Accumulation Unit Value at end of period	$15.820	$18.983	$16.969	$15.426	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	140	160	190	236	270	375	397	475	432	221
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.432	$16.526	$15.067	$16.300	$16.282	$12.111	$10.865	$11.189	$8.899	$7.506
Accumulation Unit Value at end of period	$15.315	$18.432	$16.526	$15.067	$16.300	$16.282	$12.111	$10.865	$11.189	$8.899
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	40	54	57	71	68	70	51	24
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.073	$16.237	$14.833	$16.079	$16.093	$11.994	$10.782	$11.126	$8.866	$7.493
Accumulation Unit Value at end of period	$14.987	$18.073	$16.237	$14.833	$16.079	$16.093	$11.994	$10.782	$11.126	$8.866
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	7	16	25	64	67	77	63
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.670	$22.219	$20.349	$22.113	$22.188	$16.578	$14.940	$15.455	$12.347	$10.461
Accumulation Unit Value at end of period	$20.406	$24.670	$22.219	$20.349	$22.113	$22.188	$16.578	$14.940	$15.455	$12.347
Number of Accumulation Units outstanding at end of period (in thousands)	25	26	31	34	39	34	26	25	29	18
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.548	$15.812	$14.489	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818	$7.475
Accumulation Unit Value at end of period	$14.508	$17.548	$15.812	$14.489	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	6	7	8	8	8	9	7	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458
Accumulation Unit Value at end of period	$19.797	$24.006	$21.686	$19.921	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	4	4	5	6	5	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Accumulation Unit Value at end of period	$16.327	$17.294	$16.099	$14.596	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989
Number of Accumulation Units outstanding at end of period (in thousands)	371	451	535	556	643	883	1,727	2,100	2,294	2,396
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.792	$15.678	$14.257	$14.764	$14.427	$13.600	$12.323	$12.038	$10.929	$8.297
Accumulation Unit Value at end of period	$15.806	$16.792	$15.678	$14.257	$14.764	$14.427	$13.600	$12.323	$12.038	$10.929
Number of Accumulation Units outstanding at end of period (in thousands)	80	89	83	94	105	128	263	302	304	293
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.465	$15.404	$14.035	$14.563	$14.260	$13.469	$12.229	$11.970	$10.889	$8.283
Accumulation Unit Value at end of period	$15.467	$16.465	$15.404	$14.035	$14.563	$14.260	$13.469	$12.229	$11.970	$10.889
Number of Accumulation Units outstanding at end of period (in thousands)	36	48	63	87	114	161	281	362	376	403
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.414	$19.146	$17.489	$18.192	$17.858	$16.910	$15.391	$15.103	$13.774	$10.504
Accumulation Unit Value at end of period	$19.129	$20.414	$19.146	$17.489	$18.192	$17.858	$16.910	$15.391	$15.103	$13.774
Number of Accumulation Units outstanding at end of period (in thousands)	91	103	112	140	151	148	139	152	126	115
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.986	$15.001	$13.710	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829	$8.263
Accumulation Unit Value at end of period	$14.973	$15.986	$15.001	$13.710	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	16	30	30	35	25	29	76	185
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501
Accumulation Unit Value at end of period	$18.559	$19.865	$18.687	$17.121	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	6	6	5	8	14	15	17	17

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Accumulation Unit Value at end of period	$19.399	$20.688	$17.656	$15.594	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534
Number of Accumulation Units outstanding at end of period (in thousands)	259	317	305	319	367	504	465	511	359	265
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.087	$17.194	$15.232	$15.871	$14.509	$11.565	$10.486	$10.672	$9.482	$7.834
Accumulation Unit Value at end of period	$18.779	$20.087	$17.194	$15.232	$15.871	$14.509	$11.565	$10.486	$10.672	$9.482
Number of Accumulation Units outstanding at end of period (in thousands)	49	56	64	58	60	54	112	155	118	120
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.696	$16.893	$14.996	$15.656	$14.341	$11.453	$10.406	$10.612	$9.447	$7.821
Accumulation Unit Value at end of period	$18.376	$19.696	$16.893	$14.996	$15.656	$14.341	$11.453	$10.406	$10.612	$9.447
Number of Accumulation Units outstanding at end of period (in thousands)	3	13	14	15	15	18	27	28	32	44
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.640	$22.046	$19.619	$20.533	$18.856	$15.097	$13.751	$14.058	$12.546	$10.413
Accumulation Unit Value at end of period	$23.862	$25.640	$22.046	$19.619	$20.533	$18.856	$15.097	$13.751	$14.058	$12.546
Number of Accumulation Units outstanding at end of period (in thousands)	9	23	33	21	26	24	23	25	21	19
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.124	$16.452	$14.648	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395	$7.802
Accumulation Unit Value at end of period	$17.789	$19.124	$16.452	$14.648	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	1	1	1	7	9	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410
Accumulation Unit Value at end of period	$23.151	$24.950	$21.517	$19.206	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	—	—	4	4	5	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Accumulation Unit Value at end of period	$14.890	$16.480	$14.777	$12.827	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063
Number of Accumulation Units outstanding at end of period (in thousands)	43	51	57	66	80	124	281	320	341	338
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.001	$14.390	$12.530	$13.153	$12.459	$9.348	$8.504	$9.233	$8.018	$6.877
Accumulation Unit Value at end of period	$14.414	$16.001	$14.390	$12.530	$13.153	$12.459	$9.348	$8.504	$9.233	$8.018
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	20	18	28	43	58	60	79	82
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.690	$14.139	$12.335	$12.975	$12.314	$9.258	$8.439	$9.181	$7.989	$6.865
Accumulation Unit Value at end of period	$14.105	$15.690	$14.139	$12.335	$12.975	$12.314	$9.258	$8.439	$9.181	$7.989
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	27	38	46	48	62	76	67	67
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.110	$20.877	$18.260	$19.255	$18.320	$13.808	$12.618	$13.761	$12.005	$10.342
Accumulation Unit Value at end of period	$20.724	$23.110	$20.877	$18.260	$19.255	$18.320	$13.808	$12.618	$13.761	$12.005
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	12	12	17	22	7	4	11	11
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.234	$13.769	$12.048	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945	$6.848
Accumulation Unit Value at end of period	$13.654	$15.234	$13.769	$12.048	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945
Number of Accumulation Units outstanding at end of period (in thousands)	3	7	8	8	8	8	18	10	10	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339
Accumulation Unit Value at end of period	$20.106	$22.488	$20.377	$17.875	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	7	7	7	7

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Accumulation Unit Value at end of period	$23.043	$22.875	$17.741	$17.651	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	190	222	255	254	340	494	100	128	102	71
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.210	$17.277	$17.242	$16.385	$15.372	$11.484	$10.002	$10.256	$9.092	$6.751
Accumulation Unit Value at end of period	$22.307	$22.210	$17.277	$17.242	$16.385	$15.372	$11.484	$10.002	$10.256	$9.092
Number of Accumulation Units outstanding at end of period (in thousands)	63	64	49	48	53	74	160	28	23	16
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.778	$16.975	$16.974	$16.162	$15.194	$11.373	$9.926	$10.198	$9.059	$6.740
Accumulation Unit Value at end of period	$21.828	$21.778	$16.975	$16.974	$16.162	$15.194	$11.373	$9.926	$10.198	$9.059
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	15	10	15	14	26	16	12	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.915	$24.938	$24.999	$23.864	$22.490	$16.877	$14.766	$15.209	$13.544	$10.102
Accumulation Unit Value at end of period	$31.909	$31.915	$24.938	$24.999	$23.864	$22.490	$16.877	$14.766	$15.209	$13.544
Number of Accumulation Units outstanding at end of period (in thousands)	14	12	8	16	18	22	15	5	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.145	$16.531	$16.580	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009	$6.723
Accumulation Unit Value at end of period	$21.131	$21.145	$16.531	$16.580	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	2	—	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099
Accumulation Unit Value at end of period	$30.957	$31.056	$24.340	$24.473	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499
Number of Accumulation Units outstanding at end of period (in thousands)	6	3	2	1	2	2	4	3	7	7

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Accumulation Unit Value at end of period	$17.968	$19.373	$16.009	$15.026	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	17	23	36	56	106	98	114	114
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.810	$15.590	$14.677	$14.973	$13.791	$10.674	$9.159	$9.571	$8.802	$7.092
Accumulation Unit Value at end of period	$17.394	$18.810	$15.590	$14.677	$14.973	$13.791	$10.674	$9.159	$9.571	$8.802
Number of Accumulation Units outstanding at end of period (in thousands)	18	16	18	47	54	102	121	6	1	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.444	$15.317	$14.449	$14.770	$13.631	$10.572	$9.089	$9.517	$8.770	$7.080
Accumulation Unit Value at end of period	$17.021	$18.444	$15.317	$14.449	$14.770	$13.631	$10.572	$9.089	$9.517	$8.770
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	8	8	9	19	14	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.020	$21.663	$20.486	$20.993	$19.423	$15.101	$13.017	$13.664	$12.622	$10.216
Accumulation Unit Value at end of period	$23.953	$26.020	$21.663	$20.486	$20.993	$19.423	$15.101	$13.017	$13.664	$12.622
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	8	9	10	4	7	13	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.908	$14.917	$14.113	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722	$7.062
Accumulation Unit Value at end of period	$16.477	$17.908	$14.917	$14.113	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	4	4	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213
Accumulation Unit Value at end of period	$23.238	$25.320	$21.143	$20.054	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	3	4	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Accumulation Unit Value at end of period	$12.694	$13.079	$12.763	$12.475	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874
Number of Accumulation Units outstanding at end of period (in thousands)	2,564	3,093	3,316	3,674	4,474	6,389	2,247	1,942	1,756	750
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.699	$12.429	$12.185	$12.498	$12.066	$12.464	$11.872	$11.369	$10.814	$9.513
Accumulation Unit Value at end of period	$12.288	$12.699	$12.429	$12.185	$12.498	$12.066	$12.464	$11.872	$11.369	$10.814
Number of Accumulation Units outstanding at end of period (in thousands)	631	760	842	964	1,055	1,212	317	238	229	59
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.452	$12.212	$11.996	$12.328	$11.926	$12.344	$11.781	$11.305	$10.774	$9.497
Accumulation Unit Value at end of period	$12.025	$12.452	$12.212	$11.996	$12.328	$11.926	$12.344	$11.781	$11.305	$10.774
Number of Accumulation Units outstanding at end of period (in thousands)	10	25	45	53	62	98	239	210	172	106
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.176	$12.954	$12.757	$13.144	$12.747	$13.227	$12.655	$12.174	$11.632	$10.279
Accumulation Unit Value at end of period	$12.693	$13.176	$12.954	$12.757	$13.144	$12.747	$13.227	$12.655	$12.174	$11.632
Number of Accumulation Units outstanding at end of period (in thousands)	123	140	136	153	157	138	213	95	145	67
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.090	$11.892	$11.717	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715	$9.474
Accumulation Unit Value at end of period	$11.641	$12.090	$11.892	$11.717	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715
Number of Accumulation Units outstanding at end of period (in thousands)	27	25	23	23	29	34	32	31	26	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276
Accumulation Unit Value at end of period	$12.314	$12.822	$12.644	$12.489	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	20	25	17	16	18	17	15	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Accumulation Unit Value at end of period	$14.489	$15.649	$14.201	$13.268	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279
Number of Accumulation Units outstanding at end of period (in thousands)	417	606	640	729	814	1,118	2,245	2,450	2,306	1,982
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.194	$13.830	$12.960	$13.292	$12.522	$10.754	$9.885	$9.922	$9.229	$7.993
Accumulation Unit Value at end of period	$14.026	$15.194	$13.830	$12.960	$13.292	$12.522	$10.754	$9.885	$9.922	$9.229
Number of Accumulation Units outstanding at end of period (in thousands)	109	127	130	141	156	163	413	437	443	355
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.898	$13.588	$12.758	$13.112	$12.377	$10.650	$9.809	$9.866	$9.195	$7.980
Accumulation Unit Value at end of period	$13.725	$14.898	$13.588	$12.758	$13.112	$12.377	$10.650	$9.809	$9.866	$9.195
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	46	87	93	111	189	262	308	326
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.791	$17.181	$16.173	$16.662	$15.768	$13.603	$12.560	$12.664	$11.832	$10.295
Accumulation Unit Value at end of period	$17.268	$18.791	$17.181	$16.173	$16.662	$15.768	$13.603	$12.560	$12.664	$11.832
Number of Accumulation Units outstanding at end of period (in thousands)	109	114	149	145	89	103	99	118	110	83
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.465	$13.233	$12.462	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144	$7.960
Accumulation Unit Value at end of period	$13.286	$14.465	$13.233	$12.462	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144
Number of Accumulation Units outstanding at end of period (in thousands)	23	30	24	35	38	36	41	72	75	88
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292
Accumulation Unit Value at end of period	$16.753	$18.285	$16.769	$15.832	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	86	85	80	80	65	57	56	56	48	36

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Accumulation Unit Value at end of period	$17.115	$19.410	$16.816	$15.026	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736
Number of Accumulation Units outstanding at end of period (in thousands)	775	899	1,099	1,343	1,590	2,359	2,891	3,516	3,882	3,425
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.846	$16.376	$14.677	$15.107	$13.978	$10.512	$9.250	$9.476	$8.688	$7.235
Accumulation Unit Value at end of period	$16.568	$18.846	$16.376	$14.677	$15.107	$13.978	$10.512	$9.250	$9.476	$8.688
Number of Accumulation Units outstanding at end of period (in thousands)	165	194	237	283	308	367	430	551	551	444
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.479	$16.090	$14.449	$14.902	$13.816	$10.411	$9.179	$9.423	$8.656	$7.223
Accumulation Unit Value at end of period	$16.213	$18.479	$16.090	$14.449	$14.902	$13.816	$10.411	$9.179	$9.423	$8.656
Number of Accumulation Units outstanding at end of period (in thousands)	27	42	56	67	91	187	317	417	440	428
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.979	$22.676	$20.414	$21.108	$19.619	$14.820	$13.099	$13.480	$12.415	$10.385
Accumulation Unit Value at end of period	$22.736	$25.979	$22.676	$20.414	$21.108	$19.619	$14.820	$13.099	$13.480	$12.415
Number of Accumulation Units outstanding at end of period (in thousands)	101	110	138	149	165	154	174	201	205	158
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.669	$14.113	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609	$7.205
Accumulation Unit Value at end of period	$15.695	$17.942	$15.669	$14.113	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	21	25	31	34	35	46	53	78	74	67
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382
Accumulation Unit Value at end of period	$22.058	$25.280	$22.132	$19.985	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	20	22	22	24	22	65	31	12

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Accumulation Unit Value at end of period	$19.044	$17.517	$12.849	$14.329	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023
Number of Accumulation Units outstanding at end of period (in thousands)	48	65	76	85	93	133	440	704	696	738
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.008	$12.513	$13.997	$15.182	$15.201	$11.274	$10.596	$11.640	$8.973	$5.814
Accumulation Unit Value at end of period	$18.435	$17.008	$12.513	$13.997	$15.182	$15.201	$11.274	$10.596	$11.640	$8.973
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	21	25	26	30	125	178	165	154
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.677	$12.294	$13.779	$14.976	$15.025	$11.166	$10.515	$11.574	$8.941	$5.805
Accumulation Unit Value at end of period	$18.040	$16.677	$12.294	$13.779	$14.976	$15.025	$11.166	$10.515	$11.574	$8.941
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	12	17	23	34	79	89	125	130
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.880	$21.343	$23.982	$26.130	$26.280	$19.579	$18.485	$20.397	$15.795	$10.281
Accumulation Unit Value at end of period	$31.163	$28.880	$21.343	$23.982	$26.130	$26.280	$19.579	$18.485	$20.397	$15.795
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	18	19	23	23	18	24	21	21
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.192	$11.972	$13.460	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892	$5.790
Accumulation Unit Value at end of period	$17.464	$16.192	$11.972	$13.460	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	7	11	14	22	37	38	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278
Accumulation Unit Value at end of period	$30.234	$28.103	$20.831	$23.477	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	10	10	8	7	5	6	7	8

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Accumulation Unit Value at end of period	$16.117	$17.423	$14.001	$14.589	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	12	20	16	20	78	97	91	105
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.916	$13.635	$14.250	$14.071	$12.463	$9.818	$8.797	$9.095	$8.498	$6.011
Accumulation Unit Value at end of period	$15.602	$16.916	$13.635	$14.250	$14.071	$12.463	$9.818	$8.797	$9.095	$8.498
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	4	14	10	3	4	5	5	8
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.587	$13.397	$14.029	$13.880	$12.318	$9.724	$8.730	$9.044	$8.466	$6.001
Accumulation Unit Value at end of period	$15.267	$16.587	$13.397	$14.029	$13.880	$12.318	$9.724	$8.730	$9.044	$8.466
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	5	5	7	14	25	29	33
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.741	$22.462	$23.580	$23.389	$20.809	$16.468	$14.821	$15.393	$14.446	$10.265
Accumulation Unit Value at end of period	$25.470	$27.741	$22.462	$23.580	$23.389	$20.809	$16.468	$14.821	$15.393	$14.446
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	11	5	6	8	4	10
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.105	$13.046	$13.703	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420	$5.986
Accumulation Unit Value at end of period	$14.779	$16.105	$13.046	$13.703	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	10	8	8	8	8	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262
Accumulation Unit Value at end of period	$24.711	$26.995	$21.923	$23.084	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	1	1	1	1	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Accumulation Unit Value at end of period	$15.630	$18.347	$13.683	$13.932	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943
Number of Accumulation Units outstanding at end of period (in thousands)	96	122	157	192	216	312	613	848	859	999
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.814	$13.325	$13.609	$13.385	$13.374	$10.739	$9.053	$10.092	$8.894	$6.508
Accumulation Unit Value at end of period	$15.130	$17.814	$13.325	$13.609	$13.385	$13.374	$10.739	$9.053	$10.092	$8.894
Number of Accumulation Units outstanding at end of period (in thousands)	22	49	37	39	31	41	138	164	177	191
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.467	$13.092	$13.397	$13.204	$13.219	$10.635	$8.984	$10.035	$8.862	$6.497
Accumulation Unit Value at end of period	$14.806	$17.467	$13.092	$13.397	$13.204	$13.219	$10.635	$8.984	$10.035	$8.862
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	32	45	58	76	126	190	168	168
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.990	$21.031	$21.576	$21.317	$21.395	$17.257	$14.614	$16.364	$14.487	$10.648
Accumulation Unit Value at end of period	$23.666	$27.990	$21.031	$21.576	$21.317	$21.395	$17.257	$14.614	$16.364	$14.487
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	35	41	46	46	31	71	24	24
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.960	$12.749	$13.086	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813	$6.481
Accumulation Unit Value at end of period	$14.333	$16.960	$12.749	$13.086	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	6	11	14	11	13	15	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645
Accumulation Unit Value at end of period	$22.960	$27.237	$20.526	$21.122	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	3	4	4	4	7	5

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Accumulation Unit Value at end of period	$17.561	$19.426	$16.933	$15.467	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477
Number of Accumulation Units outstanding at end of period (in thousands)	30	43	21	21	27	39	78	67	69	56
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.862	$16.490	$15.108	$14.941	$13.800	$10.706	$9.362	$9.576	$8.431	$6.716
Accumulation Unit Value at end of period	$17.000	$18.862	$16.490	$15.108	$14.941	$13.800	$10.706	$9.362	$9.576	$8.431
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	3	6	7	4	8	4	3	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.495	$16.201	$14.873	$14.739	$13.640	$10.603	$9.290	$9.522	$8.400	$6.705
Accumulation Unit Value at end of period	$16.636	$18.495	$16.201	$14.873	$14.739	$13.640	$10.603	$9.290	$9.522	$8.400
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	13	7	7	14	9	16	12	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.058	$24.640	$22.677	$22.528	$20.901	$16.288	$14.307	$14.701	$13.000	$10.404
Accumulation Unit Value at end of period	$25.174	$28.058	$24.640	$22.677	$22.528	$20.901	$16.288	$14.307	$14.701	$13.000
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	5	4	4	4	4	4	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.957	$15.778	$14.528	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354	$6.688
Accumulation Unit Value at end of period	$16.104	$17.957	$15.778	$14.528	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	7	9	15	13	6	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401
Accumulation Unit Value at end of period	$24.424	$27.303	$24.049	$22.199	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	3	2	3	2	2	2

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Accumulation Unit Value at end of period	$19.562	$22.230	$19.840	$17.141	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080
Number of Accumulation Units outstanding at end of period (in thousands)	131	153	204	237	282	394	721	886	977	1,066
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.584	$19.321	$16.743	$18.181	$16.603	$12.039	$10.433	$10.898	$9.030	$6.727
Accumulation Unit Value at end of period	$18.936	$21.584	$19.321	$16.743	$18.181	$16.603	$12.039	$10.433	$10.898	$9.030
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	50	59	70	82	113	132	134	140
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.164	$18.983	$16.483	$17.934	$16.411	$11.923	$10.353	$10.836	$8.997	$6.716
Accumulation Unit Value at end of period	$18.531	$21.164	$18.983	$16.483	$17.934	$16.411	$11.923	$10.353	$10.836	$8.997
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	24	28	43	74	111	128	139	144
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.271	$29.917	$26.041	$28.405	$26.058	$18.980	$16.521	$17.336	$14.430	$10.797
Accumulation Unit Value at end of period	$29.058	$33.271	$29.917	$26.041	$28.405	$26.058	$18.980	$16.521	$17.336	$14.430
Number of Accumulation Units outstanding at end of period (in thousands)	40	45	52	57	62	55	55	61	61	57
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.549	$18.487	$16.100	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948	$6.699
Accumulation Unit Value at end of period	$17.939	$20.549	$18.487	$16.100	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	8	9	11	16	20	20	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794
Accumulation Unit Value at end of period	$28.192	$32.376	$29.200	$25.494	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	3	5	5	6	7	7

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Accumulation Unit Value at end of period	$13.431	$13.790	$13.087	$12.621	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839
Number of Accumulation Units outstanding at end of period (in thousands)	627	736	831	1,010	1,107	1,481	2,548	2,634	3,176	3,612
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.389	$12.745	$12.327	$12.871	$13.080	$12.371	$11.311	$11.911	$10.779	$7.075
Accumulation Unit Value at end of period	$13.001	$13.389	$12.745	$12.327	$12.871	$13.080	$12.371	$11.311	$11.911	$10.779
Number of Accumulation Units outstanding at end of period (in thousands)	169	193	207	258	297	286	394	414	483	440
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.128	$12.521	$12.136	$12.697	$12.928	$12.251	$11.224	$11.843	$10.740	$7.063
Accumulation Unit Value at end of period	$12.723	$13.128	$12.521	$12.136	$12.697	$12.928	$12.251	$11.224	$11.843	$10.740
Number of Accumulation Units outstanding at end of period (in thousands)	53	70	88	99	113	204	275	350	459	465
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.967	$18.136	$17.621	$18.482	$18.865	$17.923	$16.461	$17.413	$15.830	$10.436
Accumulation Unit Value at end of period	$18.335	$18.967	$18.136	$17.621	$18.482	$18.865	$17.923	$16.461	$17.413	$15.830
Number of Accumulation Units outstanding at end of period (in thousands)	117	139	148	160	164	149	146	188	264	200
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.746	$12.194	$11.854	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681	$7.045
Accumulation Unit Value at end of period	$12.316	$12.746	$12.194	$11.854	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681
Number of Accumulation Units outstanding at end of period (in thousands)	16	24	27	35	30	36	39	37	42	50
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433
Accumulation Unit Value at end of period	$17.788	$18.456	$17.701	$17.250	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	5	6	9	5	6	8	8

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Accumulation Unit Value at end of period	$15.439	$16.925	$14.918	$14.212	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185
Number of Accumulation Units outstanding at end of period (in thousands)	27	32	42	48	62	97	265	225	238	254
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.433	$14.528	$13.882	$14.131	$13.168	$11.237	$10.034	$10.274	$9.135	$6.889
Accumulation Unit Value at end of period	$14.945	$16.433	$14.528	$13.882	$14.131	$13.168	$11.237	$10.034	$10.274	$9.135
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	4	4	11	19	14	14	13
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.112	$14.273	$13.666	$13.939	$13.016	$11.129	$9.957	$10.216	$9.101	$6.878
Accumulation Unit Value at end of period	$14.625	$16.112	$14.273	$13.666	$13.939	$13.016	$11.129	$9.957	$10.216	$9.101
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	15	15	17	18	8	10	10	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.929	$21.251	$20.398	$20.857	$19.524	$16.736	$15.011	$15.440	$13.790	$10.447
Accumulation Unit Value at end of period	$21.666	$23.929	$21.251	$20.398	$20.857	$19.524	$16.736	$15.011	$15.440	$13.790
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	1	9	13	13	9
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.644	$13.900	$13.349	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051	$6.860
Accumulation Unit Value at end of period	$14.157	$15.644	$13.900	$13.349	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	—	—	3	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444
Accumulation Unit Value at end of period	$21.020	$23.285	$20.741	$19.968	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Accumulation Unit Value at end of period	$8.523	$10.712	$8.604	$8.967	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431
Number of Accumulation Units outstanding at end of period (in thousands)	21	33	38	48	53	63	42	52	55	76
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.401	$8.378	$8.758	$8.918	$9.755	$7.767	$6.496	$7.975	$7.391	$6.047
Accumulation Unit Value at end of period	$8.250	$10.401	$8.378	$8.758	$8.918	$9.755	$7.767	$6.496	$7.975	$7.391
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	50	4	3	2	6	7	7	21
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.198	$8.231	$8.622	$8.797	$9.642	$7.692	$6.446	$7.930	$7.363	$6.037
Accumulation Unit Value at end of period	$8.073	$10.198	$8.231	$8.622	$8.797	$9.642	$7.692	$6.446	$7.930	$7.363
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	7	11	12	19	30	38	31	32
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.651	$14.283	$14.999	$15.341	$16.857	$13.482	$11.327	$13.967	$13.003	$10.686
Accumulation Unit Value at end of period	$13.939	$17.651	$14.283	$14.999	$15.341	$16.857	$13.482	$11.327	$13.967	$13.003
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	4	1	6	6	6	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.901	$8.016	$8.422	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323	$6.021
Accumulation Unit Value at end of period	$7.815	$9.901	$8.016	$8.422	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683
Accumulation Unit Value at end of period	$13.523	$17.176	$13.941	$14.683	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	2	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Accumulation Unit Value at end of period	$7.947	$9.807	$7.995	$8.040	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284
Number of Accumulation Units outstanding at end of period (in thousands)	10	17	38	39	45	44	56	44	47	62
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.521	$7.786	$7.853	$8.171	$9.205	$7.680	$6.435	$7.611	$7.244	$5.854
Accumulation Unit Value at end of period	$7.693	$9.521	$7.786	$7.853	$8.171	$9.205	$7.680	$6.435	$7.611	$7.244
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	5	5	3	3	5	3	3	10
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.336	$7.650	$7.730	$8.060	$9.098	$7.606	$6.386	$7.568	$7.218	$5.844
Accumulation Unit Value at end of period	$7.528	$9.336	$7.650	$7.730	$8.060	$9.098	$7.606	$6.386	$7.568	$7.218
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	7	13	13	12	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.782	$13.785	$13.966	$14.597	$16.520	$13.845	$11.652	$13.844	$13.237	$10.745
Accumulation Unit Value at end of period	$13.498	$16.782	$13.785	$13.966	$14.597	$16.520	$13.845	$11.652	$13.844	$13.237
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	6	4	6	10	8	8	6
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.064	$7.449	$7.551	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178	$5.829
Accumulation Unit Value at end of period	$7.287	$9.064	$7.449	$7.551	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741
Accumulation Unit Value at end of period	$13.095	$16.330	$13.454	$13.672	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Accumulation Unit Value at end of period	$15.751	$19.999	$18.848	$15.029	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	10	16	25	36	39	90	58	48
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.417	$18.354	$14.680	$15.632	$15.410	$11.256	$9.769	$10.455	$8.462	$6.560
Accumulation Unit Value at end of period	$15.247	$19.417	$18.354	$14.680	$15.632	$15.410	$11.256	$9.769	$10.455	$8.462
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	3	13	18	31	13	22	9	10
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.039	$18.033	$14.451	$15.419	$15.231	$11.147	$9.694	$10.396	$8.431	$6.549
Accumulation Unit Value at end of period	$14.920	$19.039	$18.033	$14.451	$15.419	$15.231	$11.147	$9.694	$10.396	$8.431
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	3	12	22	26	28	31
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.426	$28.891	$23.211	$24.827	$24.586	$18.038	$15.726	$16.908	$13.746	$10.705
Accumulation Unit Value at end of period	$23.785	$30.426	$28.891	$23.211	$24.827	$24.586	$18.038	$15.726	$16.908	$13.746
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	2	2	3	3	4	2	1
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.485	$17.561	$14.116	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385	$6.533
Accumulation Unit Value at end of period	$14.443	$18.485	$17.561	$14.116	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	3	4	5	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702
Accumulation Unit Value at end of period	$23.075	$29.607	$28.197	$22.722	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	7	10	11	11	11

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Accumulation Unit Value at end of period	$8.328	$10.057	$7.287	$6.315	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589
Number of Accumulation Units outstanding at end of period (in thousands)	79	89	140	160	209	270	694	805	1,103	1,088
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.765	$7.096	$6.168	$7.833	$8.727	$8.995	$8.113	$9.835	$8.542	$5.051
Accumulation Unit Value at end of period	$8.062	$9.765	$7.096	$6.168	$7.833	$8.727	$8.995	$8.113	$9.835	$8.542
Number of Accumulation Units outstanding at end of period (in thousands)	26	31	40	66	66	76	103	149	176	165
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.574	$6.972	$6.072	$7.726	$8.626	$8.908	$8.051	$9.779	$8.510	$5.042
Accumulation Unit Value at end of period	$7.889	$9.574	$6.972	$6.072	$7.726	$8.626	$8.908	$8.051	$9.779	$8.510
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	30	30	40	68	176	201	222	207
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.317	$14.102	$12.312	$15.705	$17.578	$18.199	$16.488	$20.079	$17.517	$10.404
Accumulation Unit Value at end of period	$15.876	$19.317	$14.102	$12.312	$15.705	$17.578	$18.199	$16.488	$20.079	$17.517
Number of Accumulation Units outstanding at end of period (in thousands)	32	41	49	73	65	65	43	44	64	47
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.296	$6.790	$5.931	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463	$5.029
Accumulation Unit Value at end of period	$7.636	$9.296	$6.790	$5.931	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	6	27	37	53	56	59
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401
Accumulation Unit Value at end of period	$15.403	$18.797	$13.763	$12.052	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	14	15	13	11	11	13	19	16

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Accumulation Unit Value at end of period	$9.109	$10.964	$9.558	$9.074	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609
Number of Accumulation Units outstanding at end of period (in thousands)	517	528	638	728	846	1,065	684	898	782	519
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.645	$9.308	$8.863	$9.681	$11.120	$9.229	$7.966	$9.100	$8.562	$6.380
Accumulation Unit Value at end of period	$8.818	$10.645	$9.308	$8.863	$9.681	$11.120	$9.229	$7.966	$9.100	$8.562
Number of Accumulation Units outstanding at end of period (in thousands)	140	149	172	231	239	246	105	107	117	65
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.438	$9.145	$8.725	$9.550	$10.991	$9.140	$7.905	$9.049	$8.530	$6.369
Accumulation Unit Value at end of period	$8.629	$10.438	$9.145	$8.725	$9.550	$10.991	$9.140	$7.905	$9.049	$8.530
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	16	24	27	42	55	73	80	84
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.150	$15.063	$14.408	$15.809	$18.240	$15.206	$13.184	$15.130	$14.299	$10.703
Accumulation Unit Value at end of period	$14.142	$17.150	$15.063	$14.408	$15.809	$18.240	$15.206	$13.184	$15.130	$14.299
Number of Accumulation Units outstanding at end of period (in thousands)	31	30	33	44	45	47	42	30	41	21
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.134	$8.906	$8.522	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483	$6.353
Accumulation Unit Value at end of period	$8.352	$10.134	$8.906	$8.522	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	9	9	10	10	10	12	12	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700
Accumulation Unit Value at end of period	$13.720	$16.689	$14.702	$14.104	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	14	13	14	15	14	20	16

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Accumulation Unit Value at end of period	$13.625	$13.594	$13.581	$13.422	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535
Number of Accumulation Units outstanding at end of period (in thousands)	577	676	746	849	995	1,291	2,719	3,306	3,504	2,961
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.199	$13.226	$13.110	$13.982	$14.020	$14.080	$12.488	$12.857	$11.471	$9.864
Accumulation Unit Value at end of period	$13.189	$13.199	$13.226	$13.110	$13.982	$14.020	$14.080	$12.488	$12.857	$11.471
Number of Accumulation Units outstanding at end of period (in thousands)	157	186	196	235	237	254	756	884	894	773
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.942	$12.994	$12.906	$13.792	$13.858	$13.945	$12.393	$12.784	$11.429	$9.848
Accumulation Unit Value at end of period	$12.907	$12.942	$12.994	$12.906	$13.792	$13.858	$13.945	$12.393	$12.784	$11.429
Number of Accumulation Units outstanding at end of period (in thousands)	32	45	54	67	94	158	285	337	328	334
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.687	$13.777	$13.718	$14.696	$14.803	$14.933	$13.304	$13.759	$12.332	$10.652
Accumulation Unit Value at end of period	$13.616	$13.687	$13.777	$13.718	$14.696	$14.803	$14.933	$13.304	$13.759	$12.332
Number of Accumulation Units outstanding at end of period (in thousands)	108	136	156	213	241	270	282	273	238	139
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.565	$12.654	$12.606	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367	$9.823
Accumulation Unit Value at end of period	$12.494	$12.565	$12.654	$12.606	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367
Number of Accumulation Units outstanding at end of period (in thousands)	22	30	37	39	38	41	43	52	73	50
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649
Accumulation Unit Value at end of period	$13.210	$13.319	$13.446	$13.429	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291
Number of Accumulation Units outstanding at end of period (in thousands)	34	74	79	82	87	117	119	169	98	62

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Accumulation Unit Value at end of period	$11.093	$13.249	$11.378	$10.567	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159
Number of Accumulation Units outstanding at end of period (in thousands)	304	367	443	539	653	804	1,485	1,735	1,811	1,779
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.863	$11.080	$10.322	$11.262	$11.825	$9.230	$7.776	$8.540	$8.114	$6.317
Accumulation Unit Value at end of period	$10.738	$12.863	$11.080	$10.322	$11.262	$11.825	$9.230	$7.776	$8.540	$8.114
Number of Accumulation Units outstanding at end of period (in thousands)	144	154	190	224	210	216	347	395	406	429
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.613	$10.886	$10.161	$11.109	$11.687	$9.141	$7.717	$8.492	$8.085	$6.307
Accumulation Unit Value at end of period	$10.507	$12.613	$10.886	$10.161	$11.109	$11.687	$9.141	$7.717	$8.492	$8.085
Number of Accumulation Units outstanding at end of period (in thousands)	14	18	34	35	70	100	193	241	243	253
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.785	$17.985	$16.828	$18.445	$19.453	$15.253	$12.909	$14.241	$13.592	$10.629
Accumulation Unit Value at end of period	$17.272	$20.785	$17.985	$16.828	$18.445	$19.453	$15.253	$12.909	$14.241	$13.592
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	44	49	44	94	53	55	42	41
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.246	$10.601	$9.925	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040	$6.291
Accumulation Unit Value at end of period	$10.171	$12.246	$10.601	$9.925	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040
Number of Accumulation Units outstanding at end of period (in thousands)	9	20	20	22	23	28	45	65	70	70
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626
Accumulation Unit Value at end of period	$16.757	$20.225	$17.553	$16.474	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	7	8	8	15	13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the sub accounts listed below of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (the “Account”), as of December 31, 2018, the related statement of operations, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes.

American Century VP Value Fund	Templeton Developing Markets VIP Fund
American Century VP Growth Fund	Templeton Foreign VIP Fund
AB VPS Balanced Wealth Strategy Portfolio	Templeton Growth VIP Fund
AB VPS International Value Portfolio	Franklin Mutual Global Discovery VIP Fund
AB VPS Small/Mid Cap Value Portfolio	Franklin Flex Cap Growth VIP Fund
AB VPS Value Portfolio	Templeton Global Bond VIP Fund
AB VPS International Growth Portfolio	Hartford Balanced HLS Fund
Invesco V.I. Value Opportunities Fund	Hartford Total Return Bond HLS Fund
Invesco V.I. Core Equity Fund	Hartford Capital Appreciation HLS Fund
Invesco V.I. Government Securities Fund	Hartford Dividend and Growth HLS Fund
Invesco V.I. International Growth Fund	Hartford Global Growth HLS Fund
Invesco V.I. Mid Cap Core Equity Fund	Hartford Disciplined Equity HLS Fund
Invesco V.I. Small Cap Equity Fund	Hartford Growth Opportunities HLS Fund
Invesco V.I. Balanced Risk Allocation Fund	Hartford High Yield HLS Fund
Invesco V.I. Diversified Dividend Fund	Hartford International Opportunities HLS Fund
Invesco V.I. Government Money Market Fund	Hartford MidCap Growth HLS Fund
American Century VP Mid Cap Value Fund	(Formerly Hartford Small/Mid Cap Equity HLS Fund)
American Funds Global Bond Fund	Hartford Ultrashort Bond HLS Fund
American Funds Global Growth and Income Fund	Hartford Small Company HLS Fund
American Funds Asset Allocation Fund	Hartford SmallCap Growth HLS Fund
American Funds Blue Chip Income and Growth Fund	Hartford Stock HLS Fund
American Funds Bond Fund	Hartford U.S. Government Securities HLS Fund
American Funds Global Growth Fund	Hartford Value HLS Fund
American Funds Growth Fund	Lord Abbett Fundamental Equity Fund
American Funds Growth-Income Fund	Lord Abbett Calibrated Dividend Growth Fund
American Funds International Fund	Lord Abbett Bond Debenture Fund
American Funds New World Fund	Lord Abbett Growth and Income Fund
American Funds Global Small Capitalization Fund	MFS® Growth Fund
Wells Fargo VT Omega Growth Fund	MFS® Global Equity Fund
Fidelity® VIP Growth Portfolio	MFS® Investors Trust Fund
Fidelity® VIP Contrafund® Portfolio	MFS® Mid Cap Growth Fund
Fidelity® VIP Mid Cap Portfolio	MFS® New Discovery Fund
Fidelity® VIP Value Strategies Portfolio	MFS® Total Return Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	MFS® Value Fund
Fidelity® VIP Strategic Income Portfolio	MFS® Total Return Bond Series
Franklin Rising Dividends VIP Fund	MFS® Research Fund
Franklin Income VIP Fund	MFS® High Yield Portfolio
Franklin Large Cap Growth VIP Fund	BlackRock Global Allocation V.I. Fund
Franklin Global Real Estate VIP Fund	BlackRock Large Cap Focus Growth V.I. Fund
Franklin Small-Mid Cap Growth VIP Fund	BlackRock Equity Dividend V.I. Fund
Franklin Small Cap Value VIP Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Franklin Strategic Income VIP Fund	Morgan Stanley VIF Growth Portfolio
Franklin Mutual Shares VIP Fund	Morgan Stanley VIF Mid Cap Growth Portfolio
Invesco V.I. American Value Fund	PIMCO All Asset Fund
BlackRock Capital Appreciation V.I. Fund	PIMCO StocksPLUS® Global Portfolio
Oppenheimer Capital Appreciation Fund/VA	PIMCO Global Multi-Asset Managed Allocation Portfolio
Oppenheimer Global Fund/VA	Jennison 20/20 Focus Portfolio
Oppenheimer Main Street Fund®/VA	Prudential Value Portfolio
Oppenheimer Main Street Small Cap Fund/VA	Invesco V.I. Growth and Income Fund
Putnam VT Diversified Income Fund	Invesco V.I. Comstock Fund
Putnam VT Global Asset Allocation Fund	Invesco V.I. American Franchise Fund
Putnam VT International Value Fund	Invesco V.I. Mid Cap Growth Fund
Putnam VT International Equity Fund	Wells Fargo VT Index Asset Allocation Fund
Putnam VT Multi-Cap Core Fund	Wells Fargo VT International Equity Fund
(Formerly Putnam VT Investors Fund)	Wells Fargo VT Small Cap Growth Fund
Putnam VT Small Cap Value Fund	Wells Fargo VT Discovery Fund
Putnam VT Equity Income Fund	Wells Fargo VT Opportunity Fund

We have also audited the accompanying statements of assets and liabilities of MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, Putnam VT Growth Opportunities Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, the statements of operations, changes in net assets, financial highlights for the periods indicated in the table below, and related notes. We have also audited HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund and BlackRock Global Opportunities V.I. Fund, the accompanying statements of operations, changes in net assets, financial highlights for the periods indicated in the table below, and related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed above constituting Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2018, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
MFS® Core Equity Portfolio	December 31, 2018	Year ended December 31, 2018	Two Years Ended December 31, 2018	Period from January 30, 2015 to December 31, 2015 and three years ended December 31, 2018
MFS® Massachusetts Investors Growth Stock Portfolio	December 31, 2018	Year ended December 31, 2018	Two Years Ended December 31, 2018	Period from January 30, 2015 to December 31, 2015 and three years ended December 31, 2018
MFS® Research International Portfolio	December 31, 2018	Year ended December 31, 2018	Two Years Ended December 31, 2018	Period from January 30, 2015 to December 31, 2015 and three years ended December 31, 2018
Putnam VT Growth Opportunities Fund	December 31, 2018	Year ended December 31, 2018	Two Years Ended December 31, 2018	Period from November 18, 2016 to December 31, 2016 and two years ended December 31, 2018

BlackRock Global Opportunities V.I. Fund	Not Applicable	Period from January 1, 2018 to May 12, 2018	Year ended December 31, 2017 and the period from January 1, 2018 to May 12, 2018	Four Years Ended December 31, 2017 and the Period from January 1, 2018 to May 12, 2018
BlackRock S&P 500 Index V.I. Fund	December 31, 2018	Period from April 20, 2018 to December 31, 2018	Period from April 20, 2018 to December 31, 2018	Period from April 20, 2018 to December 31, 2018
BlackRock Managed Volatility V.I. Fund	December 31, 2018	Period from April 20, 2018 to December 31, 2018	Period from April 20, 2018 to December 31, 2018	Period from April 20, 2018 to December 31, 2018
HIMCO VIT Index Fund	Not Applicable	Period from January 1, 2018 to April 19, 2018	Year ended December 31, 2017 and the period from January 1, 2018 to April 19, 2018	Four Years Ended December 31, 2017 and the Period from January 1, 2018 to April 19, 2018
HIMCO VIT Portfolio Diversifier Fund	Not Applicable	Period from January 1, 2018 to April 19, 2018	Year ended December 31, 2017 and the period from January 1, 2018 to April 19, 2018	Four Years Ended December 31, 2017 and the Period from January 1, 2018 to April 19, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 18, 2019

We have served as the auditor of the sub-accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2018

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	10,501,993	11,094,283	8,058,446	471,872	1,359,158	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	5,289,998	1,586,285	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	29,626,080	77,121,722	165,985,352
class S2	—	—	—	—	—	—	—	—	3,950,164	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	5,289,998	1,586,285	10,501,993	11,094,283	8,058,446	471,872	1,359,158	29,626,080	81,071,886	165,985,352
Due from Sponsor Company	—	—	—	—	2,767	—	—	—	—	—
Receivable for fund shares sold	1,240	65	2,934	3,928	—	20	60	133,483	54,150	200,922
Other assets	1	—	—	—	—	—	2	—	—	24
Total assets	5,291,239	1,586,350	10,504,927	11,098,211	8,061,213	471,892	1,359,220	29,759,563	81,126,036	166,186,298

Liabilities:
Due to Sponsor Company	1,240	65	2,934	3,928	—	20	60	133,483	54,150	200,922
Payable for fund shares purchased	—	—	—	—	2,767	—	—	—	—	—
Other liabilities	—	—	2	4	—	1	—	4	8	—
Total liabilities	1,240	65	2,936	3,932	2,767	21	60	133,487	54,158	200,922

Net assets:
For contract liabilities	$5,289,999	$1,586,285	$10,501,991	$11,094,279	$8,058,446	$471,871	$1,359,160	$29,626,076	$81,071,878	$165,985,376

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	10,501,991	11,094,279	8,058,446	471,871	1,359,160	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	5,289,999	1,586,285	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	29,626,076	77,121,717	165,985,376
class S2	—	—	—	—	—	—	—	—	3,950,161	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$5,289,999	$1,586,285	$10,501,991	$11,094,279	$8,058,446	$471,871	$1,359,160	$29,626,076	$81,071,878	$165,985,376

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	1,052,304	902,708	481,101	32,723	72,643	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	527,944	110,852	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	5,386,560	2,492,622	14,793,703
class S2	—	—	—	—	—	—	—	—	128,838	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	527,944	110,852	1,052,304	902,708	481,101	32,723	72,643	5,386,560	2,621,460	14,793,703

Cost	$4,300,449	$1,380,046	$11,525,234	$12,198,146	$8,946,764	$427,131	$1,343,332	$40,998,997	$82,754,374	$175,888,726

Deferred contracts in the accumulation period:
Units owned by participants #	295,213	82,983	738,888	1,619,937	392,441	36,945	162,358	19,297,820	4,714,064	125,578,093
Minimum unit fair value #*	$17.121085	$18.505544	$12.271357	$5.772325	$17.116362	$11.164969	$7.224009	$1.342234	$13.104048	$1.143094
Maximum unit fair value #*	$18.508409	$19.979572	$19.593049	$13.105192	$31.017711	$18.405564	$14.572526	$20.654610	$20.922989	$9.802296
Contract liability	$5,289,999	$1,586,285	$10,485,716	$11,048,576	$8,057,435	$471,871	$1,359,160	$29,236,954	$80,334,006	$163,696,026

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	1,115	6,969	52	—	—	242,354	41,767	1,689,625
Minimum unit fair value #*	$—	$—	$14.592927	$6.260950	$19.491328	$—	$—	$1.544621	$17.175827	$1.304152
Maximum unit fair value #*	$—	$—	$14.592927	$12.838845	$19.491328	$—	$—	$1.759925	$19.453645	$1.498812
Contract liability	$—	$—	$16,275	$45,703	$1,011	$—	$—	$389,122	$737,872	$2,289,350

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	60,252,540	134,421,014	514,577,006
class 4	—	—	—	—	—	—	—	6,718,791	19,223,008	21,789,674
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	760,665	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	55,600,493	83,832,801	40,343,940	—	—	112,653,153	—	—	—	—
class S2	32,124,969	1,167,997	10,768,094	8,103,411	160,695	1,544,220	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	87,725,462	85,000,798	51,112,034	8,103,411	160,695	114,197,373	760,665	66,971,331	153,644,022	536,366,680
Due from Sponsor Company	—	—	27,277	—	—	72,789	—	—	65,862	—
Receivable for fund shares sold	34,620	13,889	—	1,926	197	—	71	117,005	—	77,129
Other assets	5	8	—	1	—	51	—	—	1	—
Total assets	87,760,087	85,014,695	51,139,311	8,105,338	160,892	114,270,213	760,736	67,088,336	153,709,885	536,443,809

Liabilities:
Due to Sponsor Company	34,620	13,889	—	1,926	197	—	71	117,005	—	77,129
Payable for fund shares purchased	—	—	27,277	—	—	72,789	—	—	65,862	—
Other liabilities	—	—	—	—	3	—	—	—	—	3
Total liabilities	34,620	13,889	27,277	1,926	200	72,789	71	117,005	65,862	77,132

Net assets:
For contract liabilities	$87,725,467	$85,000,806	$51,112,034	$8,103,412	$160,692	$114,197,424	$760,665	$66,971,331	$153,644,023	$536,366,677

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	60,252,541	134,421,014	514,577,004
class 4	—	—	—	—	—	—	—	6,718,790	19,223,009	21,789,673
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	760,665	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	55,600,499	83,832,809	40,343,941	—	—	112,653,202	—	—	—	—
class S2	32,124,968	1,167,997	10,768,093	8,103,412	160,692	1,544,222	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$87,725,467	$85,000,806	$51,112,034	$8,103,412	$160,692	$114,197,424	$760,665	$66,971,331	$153,644,023	$536,366,677

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	5,313,275	10,348,038	24,410,674
class 4	—	—	—	—	—	—	—	597,757	1,500,625	1,038,098
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	41,521	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,685,885	7,642,006	2,532,577	—	—	112,653,153	—	—	—	—
class S2	988,157	108,955	714,538	867,603	6,826	1,544,220	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,674,042	7,750,961	3,247,115	867,603	6,826	114,197,373	41,521	5,911,032	11,848,663	25,448,772

Cost	$80,475,397	$98,287,602	$58,798,582	$9,812,941	$134,604	$114,197,373	$771,760	$67,870,035	$146,958,824	$464,302,388

Deferred contracts in the accumulation period:
Units owned by participants #	26,273,043	34,881,352	2,533,071	631,173	9,413	12,268,340	40,624	5,577,678	10,216,830	25,888,377
Minimum unit fair value #*	$1.995549	$2.084422	$14.507650	$11.621739	$16.353553	$8.744946	$17.893636	$9.485513	$9.271513	$9.600760
Maximum unit fair value #*	$17.852149	$20.021477	$24.109397	$13.794728	$17.886510	$10.056362	$19.367050	$13.716128	$23.201036	$26.412415
Contract liability	$87,393,024	$84,348,469	$50,880,798	$8,085,302	$160,692	$113,566,317	$760,665	$66,432,997	$152,208,826	$529,175,452

Contracts in payout (annuitization) period:
Units owned by participants #	125,289	259,368	10,732	1,328	—	67,272	—	42,437	87,829	317,182
Minimum unit fair value #*	$2.296409	$2.378058	$14.583194	$13.634470	$—	$9.273571	$—	$10.391450	$9.404873	$9.745783
Maximum unit fair value #*	$16.536378	$14.069667	$24.109397	$13.634470	$—	$9.536365	$—	$13.716128	$17.901842	$26.412415
Contract liability	$332,443	$652,337	$231,236	$18,110	$—	$631,107	$—	$538,334	$1,435,197	$7,191,225

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	321,170,516	470,352,537	177,645,130	1,103,756,319	1,071,132,778	242,030,373	82,077,013	101,744,197	781,217	—
class 4	22,767,989	90,476,355	11,887,528	147,347,642	88,393,128	82,633,806	11,459,349	22,119,179	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,208,007
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	343,938,505	560,828,892	189,532,658	1,251,103,961	1,159,525,906	324,664,179	93,536,362	123,863,376	781,217	7,208,007
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	2,066
Receivable for fund shares sold	76,442	434,221	34,189	855,878	468,604	191,374	44,217	34,076	84	—
Other assets	13	1	—	1	—	—	—	2	—	2
Total assets	344,014,960	561,263,114	189,566,847	1,251,959,840	1,159,994,510	324,855,553	93,580,579	123,897,454	781,301	7,210,075

Liabilities:
Due to Sponsor Company	76,442	434,221	34,189	855,878	468,604	191,374	44,217	34,076	84	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	2,066
Other liabilities	—	—	—	—	4	4	—	—	1	—
Total liabilities	76,442	434,221	34,189	855,878	468,608	191,378	44,217	34,076	85	2,066

Net assets:
For contract liabilities	$343,938,518	$560,828,893	$189,532,658	$1,251,103,962	$1,159,525,902	$324,664,175	$93,536,362	$123,863,378	$781,216	$7,208,009

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	321,170,532	470,352,540	177,645,132	1,103,756,320	1,071,132,774	242,030,371	82,077,013	101,744,199	781,216	—
class 4	22,767,986	90,476,353	11,887,526	147,347,642	88,393,128	82,633,804	11,459,349	22,119,179	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,208,009
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$343,938,518	$560,828,893	$189,532,658	$1,251,103,962	$1,159,525,902	$324,664,175	$93,536,362	$123,863,378	$781,216	$7,208,009

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	26,239,421	45,488,640	6,966,476	15,885,958	23,855,964	13,751,726	3,947,909	4,808,327	30,964	—
class 4	1,867,760	8,758,602	468,197	2,146,673	1,987,702	4,749,069	553,324	1,039,435	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	116,427
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	28,107,181	54,247,242	7,434,673	18,032,631	25,843,666	18,500,795	4,501,233	5,847,762	30,964	116,427

Cost	$321,373,136	$583,330,445	$170,561,161	$1,139,936,866	$1,043,578,477	$343,932,094	$87,546,856	$121,159,483	$766,205	$6,989,401

Deferred contracts in the accumulation period:
Units owned by participants #	163,995,381	39,432,293	8,609,789	59,543,320	50,083,611	23,569,120	4,309,208	6,627,614	32,271	344,364
Minimum unit fair value #*	$1.684436	$9.578686	$9.355565	$10.274698	$10.214202	$8.936998	$8.981217	$9.367843	$23.337095	$17.838983
Maximum unit fair value #*	$27.998885	$18.041610	$30.705321	$33.972188	$31.733558	$21.010853	$33.814007	$30.047825	$25.719009	$33.927075
Contract liability	$339,112,489	$556,258,512	$187,345,936	$1,239,457,415	$1,143,033,724	$322,252,845	$92,875,638	$122,748,113	$778,730	$7,208,009

Contracts in payout (annuitization) period:
Units owned by participants #	2,370,005	296,717	84,585	466,960	634,092	146,377	23,657	51,208	100	—
Minimum unit fair value #*	$1.923023	$9.723341	$9.654189	$10.429901	$10.375894	$9.072038	$9.116935	$9.563867	$24.969415	$—
Maximum unit fair value #*	$9.731175	$18.041610	$30.705321	$33.972188	$31.733558	$20.695470	$33.814007	$29.349858	$24.969415	$—
Contract liability	$4,826,029	$4,570,381	$2,186,722	$11,646,547	$16,492,178	$2,411,330	$660,724	$1,115,265	$2,486	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	311,538,752	421,036,577	48,563,074	3,796,413	105,076,366
class 4	—	—	—	—	—	6,095,140	64,172,325	—	—	6,295,130
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	48,940,348	32,491,592	1,295,421	2,186,819	1,477,625	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	48,940,348	32,491,592	1,295,421	2,186,819	1,477,625	317,633,892	485,208,902	48,563,074	3,796,413	111,371,496
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	33,307	20,894	2,193	303	2,092	101,431	328,533	8,426	608	72,177
Other assets	—	—	1	—	—	4	3	1	—	3
Total assets	48,973,655	32,512,486	1,297,615	2,187,122	1,479,717	317,735,327	485,537,438	48,571,501	3,797,021	111,443,676

Liabilities:
Due to Sponsor Company	33,307	20,894	2,193	303	2,092	101,431	328,533	8,426	608	72,177
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	5	—	—	1	—	—	—	2	—
Total liabilities	33,309	20,899	2,193	303	2,093	101,431	328,533	8,426	610	72,177

Net assets:
For contract liabilities	$48,940,346	$32,491,587	$1,295,422	$2,186,819	$1,477,624	$317,633,896	$485,208,905	$48,563,075	$3,796,411	$111,371,499

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	311,538,754	421,036,579	48,563,075	3,796,411	105,076,367
class 4	—	—	—	—	—	6,095,142	64,172,326	—	—	6,295,132
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	48,940,346	32,491,587	1,295,422	2,186,819	1,477,624	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$48,940,346	$32,491,587	$1,295,422	$2,186,819	$1,477,624	$317,633,896	$485,208,905	$48,563,075	$3,796,411	$111,371,499

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	12,441,643	28,564,218	2,596,956	253,094	6,903,835
class 4	—	—	—	—	—	242,738	4,255,459	—	—	398,174
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,563,090	1,111,964	115,559	184,076	138,744	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,563,090	1,111,964	115,559	184,076	138,744	12,684,381	32,819,677	2,596,956	253,094	7,302,009

Cost	$43,334,726	$32,183,690	$1,349,459	$2,228,749	$1,578,612	$277,295,698	$494,892,498	$47,040,473	$4,087,688	$139,193,599

Deferred contracts in the accumulation period:
Units owned by participants #	2,456,449	1,845,273	79,732	107,907	105,929	11,832,188	23,953,717	2,414,597	170,030	6,447,337
Minimum unit fair value #*	$15.732970	$14.839462	$14.162728	$18.141994	$11.683507	$20.324896	$12.936268	$17.784170	$17.110322	$11.612439
Maximum unit fair value #*	$28.254890	$27.038779	$30.294823	$31.847651	$15.785044	$31.644638	$25.507929	$23.750261	$29.104006	$28.662481
Contract liability	$48,813,658	$32,470,798	$1,295,422	$2,186,819	$1,459,454	$314,138,463	$479,028,989	$47,817,624	$3,742,589	$110,631,789

Contracts in payout (annuitization) period:
Units owned by participants #	6,329	1,246	—	—	1,190	125,464	282,999	35,129	2,344	38,480
Minimum unit fair value #*	$17.157948	$16.183597	$—	$—	$15.268699	$26.843539	$14.184386	$20.253114	$20.123375	$13.460744
Maximum unit fair value #*	$28.186566	$17.745342	$—	$—	$15.268699	$31.644638	$24.540633	$23.212650	$23.258150	$25.312555
Contract liability	$126,688	$20,789	$—	$—	$18,170	$3,495,433	$6,179,916	$745,451	$53,822	$739,710

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$174,088,151	$—	$33,385,186	$—	$—	$—	$—	$—	$—
class 2	30,027,532	11,645,123	322,176,637	115,590	124,874,453	117,820,794	137,089,561	22,384,814	4,425,587	—
class 4	13,092,013	44,417,572	59,580,870	3,726,918	20,919,697	19,263,061	19,409,163	3,467,069	33,920,346	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	13,888,151
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	43,119,545	230,150,846	381,757,507	37,227,694	145,794,150	137,083,855	156,498,724	25,851,883	38,345,933	13,888,151
Due from Sponsor Company	—	—	—	—	—	—	—	52,501	—	—
Receivable for fund shares sold	20,723	257,616	221,305	9,356	72,553	29,179	141,315	—	20,743	44,558
Other assets	—	5	—	2	—	2	6	—	—	1
Total assets	43,140,268	230,408,467	381,978,812	37,237,052	145,866,703	137,113,036	156,640,045	25,904,384	38,366,676	13,932,710

Liabilities:
Due to Sponsor Company	20,723	257,616	221,305	9,356	72,553	29,179	141,315	—	20,743	44,558
Payable for fund shares purchased	—	—	—	—	—	—	—	52,501	—	—
Other liabilities	1	—	8	—	3	—	—	5	—	—
Total liabilities	20,724	257,616	221,313	9,356	72,556	29,179	141,315	52,506	20,743	44,558

Net assets:
For contract liabilities	$43,119,544	$230,150,851	$381,757,499	$37,227,696	$145,794,147	$137,083,857	$156,498,730	$25,851,878	$38,345,933	$13,888,152

Contract Liabilities:
class 1	$—	$174,088,154	$—	$33,385,187	$—	$—	$—	$—	$—	$—
class 2	30,027,531	11,645,123	322,176,633	115,591	124,874,452	117,820,794	137,089,567	22,384,808	4,425,586	—
class 4	13,092,013	44,417,574	59,580,866	3,726,918	20,919,695	19,263,063	19,409,163	3,467,070	33,920,347	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	13,888,152
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$43,119,544	$230,150,851	$381,757,499	$37,227,696	$145,794,147	$137,083,857	$156,498,730	$25,851,878	$38,345,933	$13,888,152

Shares:
class 1	—	16,346,306	—	3,872,992	—	—	—	—	—	—
class 2	2,056,680	1,132,794	18,515,899	13,535	9,801,763	9,649,533	8,087,880	3,465,141	262,958	—
class 4	875,135	4,206,209	3,394,921	433,867	1,614,174	1,558,500	1,122,566	559,205	1,973,261	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	505,575
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,931,815	21,685,309	21,910,820	4,320,394	11,415,937	11,208,033	9,210,446	4,024,346	2,236,219	505,575

Cost	$52,596,868	$254,049,725	$379,902,053	$37,793,927	$159,825,457	$141,167,072	$179,460,198	$33,148,902	$39,579,544	$13,029,679

Deferred contracts in the accumulation period:
Units owned by participants #	2,641,659	12,423,641	19,050,765	1,975,853	11,858,228	9,050,822	6,404,769	1,289,700	2,808,802	842,601
Minimum unit fair value #*	$14.021889	$11.506987	$12.133075	$7.636438	$8.352436	$10.171230	$12.337957	$17.313958	$10.730432	$14.365644
Maximum unit fair value #*	$27.764714	$25.480696	$27.438705	$26.701139	$15.487301	$19.210332	$32.392286	$27.728948	$15.020968	$22.796631
Contract liability	$43,019,985	$227,479,878	$378,497,950	$37,027,365	$144,696,073	$135,630,134	$155,357,016	$25,779,099	$38,290,279	$13,862,193

Contracts in payout (annuitization) period:
Units owned by participants #	6,317	123,016	147,266	8,540	82,698	88,038	40,033	3,508	4,342	1,533
Minimum unit fair value #*	$15.433402	$11.816132	$13.232088	$20.058336	$9.109132	$11.584093	$13.455368	$20.274927	$10.821012	$16.272316
Maximum unit fair value #*	$18.415764	$25.480696	$27.438705	$26.701139	$15.484379	$19.210332	$32.392286	$22.492077	$15.007460	$17.178279
Contract liability	$99,559	$2,670,973	$3,259,549	$200,331	$1,098,074	$1,453,723	$1,141,714	$72,779	$55,654	$25,959

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	349,312,251	263,441,276	204,864,914	3,821,060	52,877,622	80,054,127	20,430,347	19,989,584	4,066,365	133,657,406
class IB	5,340,005	9,659,171	9,750,257	229,970	370,472	1,707,521	1,731,631	4,816,216	—	348,127
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	354,652,256	273,100,447	214,615,171	4,051,030	53,248,094	81,761,648	22,161,978	24,805,800	4,066,365	134,005,533
Due from Sponsor Company	—	—	—	—	—	13,724	—	—	—	345,709
Receivable for fund shares sold	191,749	100,932	81,595	365	23,158	—	11,221	10,056	854	—
Other assets	—	—	2	—	1	4	—	—	—	—
Total assets	354,844,005	273,201,379	214,696,768	4,051,395	53,271,253	81,775,376	22,173,199	24,815,856	4,067,219	134,351,242

Liabilities:
Due to Sponsor Company	191,749	100,932	81,595	365	23,158	—	11,221	10,056	854	—
Payable for fund shares purchased	—	—	—	—	—	13,724	—	—	—	345,709
Other liabilities	5	—	—	—	—	—	—	1	—	32
Total liabilities	191,754	100,932	81,595	365	23,158	13,724	11,221	10,057	854	345,741

Net assets:
For contract liabilities	$354,652,251	$273,100,447	$214,615,173	$4,051,030	$53,248,095	$81,761,652	$22,161,978	$24,805,799	$4,066,365	$134,005,501

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	349,312,247	263,441,276	204,864,916	3,821,060	52,877,623	80,054,128	20,430,346	19,989,582	4,066,365	133,657,377
class IB	5,340,004	9,659,171	9,750,257	229,970	370,472	1,707,524	1,731,632	4,816,217	—	348,124
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$354,652,251	$273,100,447	$214,615,173	$4,051,030	$53,248,095	$81,761,652	$22,161,978	$24,805,799	$4,066,365	$134,005,501

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	32,494,163	6,604,193	10,289,549	155,707	3,890,921	2,369,166	2,742,328	1,437,066	567,136	13,233,407
class IB	499,066	245,906	491,940	9,472	27,565	53,045	236,562	341,818	—	34,502
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	32,993,229	6,850,099	10,781,489	165,179	3,918,486	2,422,211	2,978,890	1,778,884	567,136	13,267,909

Cost	$362,434,823	$278,145,930	$219,683,837	$3,995,502	$53,701,933	$75,902,051	$24,513,439	$23,794,154	$4,707,008	$133,064,215

Deferred contracts in the accumulation period:
Units owned by participants #	27,910,987	15,924,986	10,837,584	225,791	2,400,358	3,686,780	1,290,879	2,245,923	217,463	112,289,917
Minimum unit fair value #*	$11.205290	$14.482473	$16.998716	$14.077489	$19.244476	$18.569941	$12.615329	$9.336089	$15.698763	$0.829323
Maximum unit fair value #*	$14.619820	$28.932134	$29.151244	$30.290327	$33.677853	$37.179413	$23.205481	$17.857642	$30.971591	$10.094875
Contract liability	$354,281,134	$272,796,830	$214,223,499	$4,051,030	$53,193,239	$81,674,057	$22,155,103	$24,658,955	$4,062,135	$132,629,829

Contracts in payout (annuitization) period:
Units owned by participants #	29,352	16,277	18,548	—	2,484	4,096	397	9,241	227	1,340,127
Minimum unit fair value #*	$12.219927	$15.794405	$18.538255	$—	$20.873726	$20.251805	$17.326503	$10.575646	$18.671699	$0.956835
Maximum unit fair value #*	$13.398758	$26.558553	$28.602526	$—	$33.044016	$24.132824	$17.326503	$17.130353	$18.671699	$9.617678
Contract liability	$371,117	$303,617	$391,674	$—	$54,856	$87,595	$6,875	$146,844	$4,230	$1,375,672

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	7,829,177	6,128,517	2,514,296	14,699,753	7,612,427	—	—	—	—	—
class IB	—	—	—	825,885	3,102,949	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	99,712,765
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	14,165,172
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	8,360,894	11,512,132	27,322,302	5,145,417	—
Total investments	7,829,177	6,128,517	2,514,296	15,525,638	10,715,376	8,360,894	11,512,132	27,322,302	5,145,417	113,877,937
Due from Sponsor Company	—	5,511	—	—	—	—	—	—	—	—
Receivable for fund shares sold	5,351	—	309	117,429	3,573	1,504	950	8,447	293	48,225
Other assets	—	—	—	2	—	1	—	2	2	2
Total assets	7,834,528	6,134,028	2,514,605	15,643,069	10,718,949	8,362,399	11,513,082	27,330,751	5,145,712	113,926,164

Liabilities:
Due to Sponsor Company	5,351	—	309	117,429	3,573	1,504	950	8,447	293	48,225
Payable for fund shares purchased	—	5,511	—	—	—	—	—	—	—	—
Other liabilities	—	1	3	—	2	—	1	—	—	—
Total liabilities	5,351	5,512	312	117,429	3,575	1,504	951	8,447	293	48,225

Net assets:
For contract liabilities	$7,829,177	$6,128,516	$2,514,293	$15,525,640	$10,715,374	$8,360,895	$11,512,131	$27,322,304	$5,145,419	$113,877,939

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	7,829,177	6,128,516	2,514,293	14,699,754	7,612,426	—	—	—	—	—
class IB	—	—	—	825,886	3,102,948	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	99,712,768
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	14,165,171
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	8,360,895	11,512,131	27,322,304	5,145,419	—
Total contract liabilities	$7,829,177	$6,128,516	$2,514,293	$15,525,640	$10,715,374	$8,360,895	$11,512,131	$27,322,304	$5,145,419	$113,877,939

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	425,962	229,018	32,193	1,462,662	594,257	—	—	—	—	—
class IB	—	—	—	82,259	242,607	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	2,121,097
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	312,973
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	591,712	854,016	2,465,912	167,877	—
Total shares	425,962	229,018	32,193	1,544,921	836,864	591,712	854,016	2,465,912	167,877	2,434,070

Cost	$8,548,566	$6,356,455	$1,973,643	$16,109,628	$10,889,086	$10,310,051	$12,365,445	$28,629,395	$4,600,131	$92,454,601

Deferred contracts in the accumulation period:
Units owned by participants #	403,212	253,908	124,953	1,511,745	599,285	431,468	578,983	1,616,696	315,073	6,109,171
Minimum unit fair value #*	$16.227510	$21.431679	$17.345054	$9.219956	$15.023332	$16.640757	$17.789058	$13.993894	$13.580508	$12.493946
Maximum unit fair value #*	$29.025186	$36.309266	$31.487207	$11.777786	$25.502106	$22.381671	$25.867978	$20.947285	$22.694507	$34.944035
Contract liability	$7,829,177	$6,122,636	$2,514,293	$15,520,834	$10,715,374	$8,360,895	$11,489,202	$27,216,803	$5,096,945	$113,386,840

Contracts in payout (annuitization) period:
Units owned by participants #	—	252	—	475	—	—	1,084	6,352	3,255	24,103
Minimum unit fair value #*	$—	$23.372716	$—	$10.109477	$—	$—	$21.153997	$16.239275	$14.889978	$14.287498
Maximum unit fair value #*	$—	$23.372716	$—	$10.109477	$—	$—	$21.153997	$17.804841	$14.889978	$25.128809
Contract liability	$—	$5,880	$—	$4,806	$—	$—	$22,929	$105,501	$48,474	$491,099

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	189,034,747
class INIT	14,187,574	96,135,037	43,126,771	66,761,755	288,191,519	112,096,078	300,367,611	15,758,840	66,479,233	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	1,965,544	—	739,370	26,687,190	76,227,973	112,160,388	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	14,187,574	98,100,581	43,126,771	67,501,125	314,878,709	188,324,051	412,527,999	15,758,840	66,479,233	189,034,747
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	20,276	30,674	10,303	13,720	153,191	200,547	241,111	1,836	75,104	91,598
Other assets	—	—	—	—	1	1	2	—	3	1
Total assets	14,207,850	98,131,255	43,137,074	67,514,845	315,031,901	188,524,599	412,769,112	15,760,676	66,554,340	189,126,346

Liabilities:
Due to Sponsor Company	20,276	30,674	10,303	13,720	153,191	200,547	241,111	1,836	75,104	91,598
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	1	1	—	—	—	—	—	—
Total liabilities	20,278	30,674	10,304	13,721	153,191	200,547	241,111	1,836	75,104	91,598

Net assets:
For contract liabilities	$14,187,572	$98,100,581	$43,126,770	$67,501,124	$314,878,710	$188,324,052	$412,528,001	$15,758,840	$66,479,236	$189,034,748

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	189,034,748
class INIT	14,187,572	96,135,037	43,126,770	66,761,756	288,191,519	112,096,080	300,367,612	15,758,840	66,479,236	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	1,965,544	—	739,368	26,687,191	76,227,972	112,160,389	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$14,187,572	$98,100,581	$43,126,770	$67,501,124	$314,878,710	$188,324,052	$412,528,001	$15,758,840	$66,479,236	$189,034,748

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	14,065,085
class INIT	753,856	3,553,976	5,240,191	3,823,697	13,231,933	6,479,542	23,744,475	632,124	12,590,764	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	73,671	—	46,472	1,248,232	4,494,574	9,023,362	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	753,856	3,627,647	5,240,191	3,870,169	14,480,165	10,974,116	32,767,837	632,124	12,590,764	14,065,085

Cost	$13,124,611	$83,018,070	$44,732,672	$66,882,840	$300,820,459	$175,205,464	$424,052,432	$15,910,893	$74,723,280	$193,768,717

Deferred contracts in the accumulation period:
Units owned by participants #	598,995	5,500,178	3,764,336	2,856,794	16,167,279	7,921,924	30,104,426	684,368	5,904,885	18,917,925
Minimum unit fair value #*	$19.640793	$15.622600	$9.878187	$16.372743	$13.286210	$15.694637	$11.110994	$20.081856	$10.500893	$9.944640
Maximum unit fair value #*	$29.896059	$27.208442	$33.471880	$36.741680	$25.180575	$33.024725	$15.374008	$26.262630	$11.692453	$10.049156
Contract liability	$14,041,843	$96,925,735	$42,791,132	$66,628,422	$310,883,687	$187,566,082	$411,138,423	$15,627,223	$65,296,294	$189,034,748

Contracts in payout (annuitization) period:
Units owned by participants #	5,596	62,057	28,616	32,466	189,032	27,939	98,726	5,432	105,055	—
Minimum unit fair value #*	$22.664416	$17.647533	$11.146977	$19.602771	$14.488759	$17.022777	$11.568017	$22.588737	$11.126607	$—
Maximum unit fair value #*	$29.896059	$22.879822	$12.673864	$34.171439	$25.180575	$33.024725	$15.374008	$25.408533	$11.692453	$—
Contract liability	$145,729	$1,174,846	$335,638	$872,702	$3,995,023	$757,970	$1,389,578	$131,617	$1,182,942	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account (4)(5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	852,665	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	598,805	1,912,945	9,038,625	—	—	—
class III	3,050,152	27,195,571	—	5,983,949	—	—	—	—	5,175,559	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	6,649,337	—	—
class SRV	—	—	—	—	—	—	—	—	—	1,605,463
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	3,050,152	27,195,571	852,665	5,983,949	598,805	1,912,945	9,038,625	6,649,337	5,175,559	1,605,463
Due from Sponsor Company	—	—	—	—	—	—	46,274	—	—	—
Receivable for fund shares sold	547	6,730	124	1,199	5,909	105	—	1,699	1,148	396
Other assets	—	1	—	—	1	1	—	—	—	1
Total assets	3,050,699	27,202,302	852,789	5,985,148	604,715	1,913,051	9,084,899	6,651,036	5,176,707	1,605,860

Liabilities:
Due to Sponsor Company	547	6,730	124	1,199	5,909	105	—	1,699	1,148	396
Payable for fund shares purchased	—	—	—	—	—	—	46,274	—	—	—
Other liabilities	—	—	2	—	—	—	—	—	—	—
Total liabilities	547	6,730	126	1,199	5,909	105	46,274	1,699	1,148	396

Net assets:
For contract liabilities	$3,050,152	$27,195,572	$852,663	$5,983,949	$598,806	$1,912,946	$9,038,625	$6,649,337	$5,175,559	$1,605,464

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	852,663	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	598,806	1,912,946	9,038,625	—	—	—
class III	3,050,152	27,195,572	—	5,983,949	—	—	—	—	5,175,559	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	6,649,337	—	—
class SRV	—	—	—	—	—	—	—	—	—	1,605,464
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,050,152	$27,195,572	$852,663	$5,983,949	$598,806	$1,912,946	$9,038,625	$6,649,337	$5,175,559	$1,605,464

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	64,014	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	56,544	70,981	867,430	—	—	—
class III	235,533	1,338,365	—	589,552	—	—	—	—	725,885	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	484,999	—	—
class SRV	—	—	—	—	—	—	—	—	—	33,601
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	235,533	1,338,365	64,014	589,552	56,544	70,981	867,430	484,999	725,885	33,601

Cost	$3,402,406	$30,165,537	$860,991	$5,913,381	$584,968	$1,935,476	$8,964,811	$7,439,945	$6,215,197	$1,701,551

Deferred contracts in the accumulation period:
Units owned by participants #	249,993	2,943,248	35,584	330,062	54,489	89,228	436,845	383,045	258,112	93,111
Minimum unit fair value #*	$11.746905	$9.179496	$19.963519	$17.296234	$10.490950	$20.533733	$17.463571	$14.382978	$18.974761	$14.699429
Maximum unit fair value #*	$12.714556	$9.259866	$25.052640	$18.720835	$11.177474	$21.877160	$33.781759	$26.447604	$21.143934	$25.728636
Contract liability	$3,050,152	$27,134,390	$808,447	$5,966,933	$598,806	$1,912,946	$9,036,141	$6,647,048	$5,175,559	$1,605,464

Contracts in payout (annuitization) period:
Units owned by participants #	—	6,607	1,954	931	—	—	120	134	—	—
Minimum unit fair value #*	$—	$9.259866	$21.295723	$18.270993	$—	$—	$20.766699	$17.103787	$—	$—
Maximum unit fair value #*	$—	$9.259866	$24.842853	$18.270993	$—	$—	$20.766699	$17.103787	$—	$—
Contract liability	$—	$61,182	$44,216	$17,016	$—	$—	$2,484	$2,289	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	30,081,449	2,015,973	6,518,437	450,740	957,636	215,105	756,533
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	7,883,824	3,443,957	10,136,779	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	7,883,824	3,443,957	10,136,779	30,081,449	2,015,973	6,518,437	450,740	957,636	215,105	756,533
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	245	383	2,908	8,068	95	1,076	329	399	67	679
Other assets	—	—	—	—	—	1	—	1	—	1
Total assets	7,884,069	3,444,340	10,139,687	30,089,517	2,016,068	6,519,514	451,069	958,036	215,172	757,213

Liabilities:
Due to Sponsor Company	245	383	2,908	8,068	95	1,076	329	399	67	679
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	4	—	—	1	—	—	—
Total liabilities	245	384	2,908	8,072	95	1,076	330	399	67	679

Net assets:
For contract liabilities	$7,883,824	$3,443,956	$10,136,779	$30,081,445	$2,015,973	$6,518,438	$450,739	$957,637	$215,105	$756,534

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	30,081,445	2,015,973	6,518,438	450,739	957,637	215,105	756,534
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	7,883,824	3,443,956	10,136,779	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,883,824	$3,443,956	$10,136,779	$30,081,445	$2,015,973	$6,518,438	$450,739	$957,637	$215,105	$756,534

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	5,159,768	131,334	681,132	48,156	78,688	12,758	85,387
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	210,067	129,912	506,080	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	210,067	129,912	506,080	5,159,768	131,334	681,132	48,156	78,688	12,758	85,387

Cost	$7,119,500	$3,658,473	$10,085,743	$33,748,444	$1,973,725	$5,499,036	$451,933	$1,008,158	$192,446	$1,109,127

Deferred contracts in the accumulation period:
Units owned by participants #	470,554	184,688	484,322	2,151,801	127,893	470,600	51,340	105,425	8,572	45,233
Minimum unit fair value #*	$14.255171	$16.103869	$17.938511	$12.315679	$14.545984	$13.633590	$7.651100	$8.073238	$21.991171	$14.442914
Maximum unit fair value #*	$24.393506	$25.429635	$31.501007	$19.877056	$21.885599	$13.990078	$13.635139	$14.080379	$29.822253	$24.026205
Contract liability	$7,883,824	$3,443,956	$10,123,469	$30,014,486	$2,015,973	$6,518,438	$450,739	$949,595	$215,105	$750,914

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	674	4,910	—	—	—	889	—	341
Minimum unit fair value #*	$—	$—	$19.456049	$13.358240	$—	$—	$—	$8.900670	$—	$15.751250
Maximum unit fair value #*	$—	$—	$20.427533	$14.025657	$—	$—	$—	$9.295079	$—	$17.178045
Contract liability	$—	$—	$13,310	$66,959	$—	$—	$—	$8,042	$—	$5,620

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Portfolio	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	867,446	4,406,543	393,719	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,378,783	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	567,955	337,868	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	35,805,000	5,726,740
class S2	—	—	—	—	—	—	20,564,112	1,132,339	1,533,518	1,089,115
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,378,783	867,446	4,406,543	393,719	567,955	337,868	20,564,112	1,132,339	37,338,518	6,815,855
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	544	191	929	3,537	76	17	11,684	9,148	6,361	6,909
Other assets	1	—	1	—	—	—	1	—	—	—
Total assets	1,379,328	867,637	4,407,473	397,256	568,031	337,885	20,575,797	1,141,487	37,344,879	6,822,764

Liabilities:
Due to Sponsor Company	544	191	929	3,537	76	17	11,684	9,148	6,361	6,909
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	1	1	—	1	2	1
Total liabilities	544	192	929	3,537	77	18	11,684	9,149	6,363	6,910

Net assets:
For contract liabilities	$1,378,784	$867,445	$4,406,544	$393,719	$567,954	$337,867	$20,564,113	$1,132,338	$37,338,516	$6,815,854

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	867,445	4,406,544	393,719	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,378,784	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	567,954	337,867	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	35,805,000	5,726,738
class S2	—	—	—	—	—	—	20,564,113	1,132,338	1,533,516	1,089,116
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,378,784	$867,445	$4,406,544	$393,719	$567,954	$337,867	$20,564,113	$1,132,338	$37,338,516	$6,815,854

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	86,313	627,713	35,825	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	59,636	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	20,162	12,037	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	626,509	1,200,575
class S2	—	—	—	—	—	—	1,176,437	70,507	27,933	233,215
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	59,636	86,313	627,713	35,825	20,162	12,037	1,176,437	70,507	654,442	1,433,790

Cost	$1,181,676	$954,278	$5,982,452	$440,051	$242,402	$226,797	$21,941,416	$1,098,094	$32,923,869	$7,736,884

Deferred contracts in the accumulation period:
Units owned by participants #	53,352	73,708	352,379	38,403	178,550	172,385	1,124,299	45,211	2,031,196	440,820
Minimum unit fair value #*	$19.879308	$11.425188	$12.010920	$10.179815	$2.228341	$1.714014	$15.217666	$22.212487	$16.279096	$14.283695
Maximum unit fair value #*	$27.947538	$12.366123	$13.000146	$10.888279	$25.319208	$21.369927	$26.224284	$26.211385	$19.873018	$16.463454
Contract liability	$1,378,784	$867,445	$4,406,544	$393,719	$567,954	$337,867	$20,518,826	$1,124,107	$36,962,750	$6,753,999

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	1,865	314	19,894	3,928
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$17.518199	$26.211385	$18.599788	$15.534423
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$26.224284	$26.211385	$19.718826	$15.910440
Contract liability	$—	$—	$—	$—	$—	$—	$45,287	$8,231	$375,766	$61,855

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2018

	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—
class 2	261,042	462,626	1,033,122	531,413	64,160	—	—	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	14,820,550	26,364,505	13,237,619
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
Total investments	261,042	462,626	1,033,122	531,413	64,160	14,820,550	26,364,505	13,237,619
Due from Sponsor Company	—	—	26	—	—	—	—	—
Receivable for fund shares sold	14	65	—	31	4	18,619	12,400	2,349
Other assets	—	1	—	—	—	—	2	2
Total assets	261,056	462,692	1,033,148	531,444	64,164	14,839,169	26,376,907	13,239,970

Liabilities:
Due to Sponsor Company	14	65	—	31	4	18,619	12,400	2,349
Payable for fund shares purchased	—	—	26	—	—	—	—	—
Other liabilities	1	—	1	2	2	—	—	—
Total liabilities	15	65	27	33	6	18,619	12,400	2,349

Net assets:
For contract liabilities	$261,041	$462,627	$1,033,121	$531,411	$64,158	$14,820,550	$26,364,507	$13,237,621

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—
class 2	261,041	462,627	1,033,121	531,411	64,158	—	—	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	14,820,550	26,364,507	13,237,621
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
Total contract liabilities	$261,041	$462,627	$1,033,121	$531,411	$64,158	$14,820,550	$26,364,507	$13,237,621

Shares:
class 1	—	—	—	—	—	—	—	—
class 2	14,172	160,078	110,024	20,329	2,808	—	—	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	683,605	1,497,983	940,840
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
Total shares	14,172	160,078	110,024	20,329	2,808	683,605	1,497,983	940,840

Cost	$225,740	$686,729	$1,045,801	$518,324	$59,857	$16,132,696	$26,449,832	$14,438,274

Deferred contracts in the accumulation period:
Units owned by participants #	77,516	36,322	254,016	17,174	2,891	1,131,749	1,973,962	1,337,779
Minimum unit fair value #*	$1.963845	$11.998951	$2.591647	$27.121405	$19.960218	$12.368389	$12.658620	$9.493017
Maximum unit fair value #*	$21.558506	$13.234580	$34.242822	$32.996795	$29.379567	$13.298062	$13.663513	$10.246844
Contract liability	$205,393	$460,024	$1,027,492	$522,218	$61,026	$14,589,706	$25,995,006	$13,154,004

Contracts in payout (annuitization) period:
Units owned by participants #	26,083	203	1,910	317	144	17,697	27,736	8,398
Minimum unit fair value #*	$2.133484	$12.845644	$2.947360	$29.027156	$21.802703	$12.913056	$13.216070	$9.911171
Maximum unit fair value #*	$2.133484	$12.845644	$2.947360	$29.027156	$21.802703	$13.091312	$13.398507	$10.048032
Contract liability	$55,648	$2,603	$5,629	$9,193	$3,132	$230,844	$369,501	$83,617

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(2) Funded as of April 20, 2018.
(3) Merged with HIMCO VIT Portfolio Diversifier Fund. Change effective April 20, 2018.
(4) Funded as of April 20, 2018.
(5) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.
(6) Formerly Putnam VT Investors Fund. Change effective June 30, 2018.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2018

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$91,020	$2,081	$205,829	$154,770	$22,996	$6,184	$7,118	$122,169	$817,311	$3,763,447

Expenses:
Administrative charges	—	—	—	—	—	—	—	(52,715)	(163,455)	(233,141)
Mortality and expense risk charges	(54,325)	(19,295)	(182,224)	(218,651)	(142,244)	(10,584)	(28,176)	(705,507)	(1,589,727)	(3,066,940)
Total expenses	(54,325)	(19,295)	(182,224)	(218,651)	(142,244)	(10,584)	(28,176)	(758,222)	(1,753,182)	(3,300,081)
Net investment income (loss)	36,695	(17,214)	23,605	(63,881)	(119,248)	(4,400)	(21,058)	(636,053)	(935,871)	463,366

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	436,219	111,099	72,614	355,637	314,977	65,687	120,463	(553,762)	2,858,448	(2,687,188)
Net realized gain distributions	394	35,684	921,143	—	818,473	—	—	3,919,562	6,144,483	—
Change in unrealized appreciation (depreciation) during the period	(1,016,267)	(143,176)	(1,927,978)	(3,849,733)	(2,561,582)	(161,686)	(430,040)	(10,584,074)	(17,770,985)	(451,070)
Net gain (loss) on investments	(579,654)	3,607	(934,221)	(3,494,096)	(1,428,132)	(95,999)	(309,577)	(7,218,274)	(8,768,054)	(3,138,258)
Net increase (decrease) in net assets resulting from operations	$(542,959)	$(13,607)	$(910,616)	$(3,557,977)	$(1,547,380)	$(100,399)	$(330,635)	$(7,854,327)	$(9,703,925)	$(2,674,892)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,981,431	$502,042	$—	$117,940	$3,803	$1,579,485	$11,942	$1,455,001	$2,778,660	$9,650,192

Expenses:
Administrative charges	(93,660)	(132,120)	(6,415)	—	—	—	—	—	—	(877,345)
Mortality and expense risk charges	(1,497,302)	(1,734,225)	(1,095,014)	(137,154)	(4,061)	(1,798,210)	(8,724)	(1,260,829)	(3,052,849)	(10,006,347)
Total expenses	(1,590,962)	(1,866,345)	(1,101,429)	(137,154)	(4,061)	(1,798,210)	(8,724)	(1,260,829)	(3,052,849)	(10,883,692)
Net investment income (loss)	390,469	(1,364,303)	(1,101,429)	(19,214)	(258)	(218,725)	3,218	194,172	(274,189)	(1,233,500)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,371,639	1,382,141	1,506,785	(188,182)	21,846	—	26,243	183,915	7,658,222	24,943,500
Net realized gain distributions	706,590	14,063,685	4,144,785	817,726	6,101	—	61,688	251,917	13,848,941	26,732,138
Change in unrealized appreciation (depreciation) during the period	(22,656,495)	(26,856,129)	(14,071,125)	(1,373,423)	(43,974)	—	(209,564)	(2,987,340)	(40,415,748)	(86,430,660)
Net gain (loss) on investments	(17,578,266)	(11,410,303)	(8,419,555)	(743,879)	(16,027)	—	(121,633)	(2,551,508)	(18,908,585)	(34,755,022)
Net increase (decrease) in net assets resulting from operations	$(17,187,797)	$(12,774,606)	$(9,520,984)	$(763,093)	$(16,285)	$(218,725)	$(118,415)	$(2,357,336)	$(19,182,774)	$(35,988,522)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$7,461,677	$14,215,824	$1,444,691	$5,788,512	$17,989,167	$6,105,558	$900,676	$104,903	$—	$3,163

Expenses:
Administrative charges	(522,045)	(855,427)	(332,641)	(1,971,295)	(1,934,898)	(454,146)	(152,545)	(197,129)	—	—
Mortality and expense risk charges	(6,693,636)	(8,802,164)	(3,683,617)	(23,957,309)	(21,404,762)	(5,911,119)	(1,882,081)	(2,358,095)	(19,949)	(135,964)
Total expenses	(7,215,681)	(9,657,591)	(4,016,258)	(25,928,604)	(23,339,660)	(6,365,265)	(2,034,626)	(2,555,224)	(19,949)	(135,964)
Net investment income (loss)	245,996	4,558,233	(2,571,567)	(20,140,092)	(5,350,493)	(259,707)	(1,133,950)	(2,450,321)	(19,949)	(132,801)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,957,670	(4,382,356)	10,895,914	61,736,637	54,146,821	8,021,501	6,665,451	5,142,306	48,637	238,288
Net realized gain distributions	31,653,541	845,493	15,969,060	146,719,629	93,159,425	18,348,301	3,124,080	6,824,015	101,978	1,093,571
Change in unrealized appreciation (depreciation) during the period	(88,080,361)	(16,522,477)	(46,324,217)	(198,206,484)	(173,902,368)	(81,870,087)	(26,284,649)	(25,913,545)	(118,915)	(1,379,490)
Net gain (loss) on investments	(39,469,150)	(20,059,340)	(19,459,243)	10,249,782	(26,596,122)	(55,500,285)	(16,495,118)	(13,947,224)	31,700	(47,631)
Net increase (decrease) in net assets resulting from operations	$(39,223,154)	$(15,501,107)	$(22,030,810)	$(9,890,310)	$(31,946,615)	$(55,759,992)	$(17,629,068)	$(16,397,545)	$11,751	$(180,432)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$246,562	$161,641	$11,713	$8,342	$54,140	$4,703,425	$26,988,834	$—	$119,030	$—

Expenses:
Administrative charges	—	—	—	—	—	(505,121)	(716,253)	(83,205)	(7,188)	(194,693)
Mortality and expense risk charges	(808,488)	(637,954)	(30,630)	(42,563)	(14,729)	(6,033,748)	(9,335,148)	(1,059,051)	(63,628)	(2,243,965)
Total expenses	(808,488)	(637,954)	(30,630)	(42,563)	(14,729)	(6,538,869)	(10,051,401)	(1,142,256)	(70,816)	(2,438,658)
Net investment income (loss)	(561,926)	(476,313)	(18,917)	(34,221)	39,411	(1,835,444)	16,937,433	(1,142,256)	48,214	(2,438,658)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,756,227	1,800,643	70,768	57,306	(4,053)	18,318,597	6,599,887	2,781,623	(6,773)	(2,285,313)
Net realized gain distributions	5,256,708	3,803,754	78,647	258,555	2,920	22,803,727	—	4,691,125	—	13,650,412
Change in unrealized appreciation (depreciation) during the period	(11,267,449)	(11,115,532)	(432,577)	(424,194)	(97,565)	(61,238,897)	(55,658,448)	(7,201,107)	(410,026)	(16,572,246)
Net gain (loss) on investments	(3,254,514)	(5,511,135)	(283,162)	(108,333)	(98,698)	(20,116,573)	(49,058,561)	271,641	(416,799)	(5,207,147)
Net increase (decrease) in net assets resulting from operations	$(3,816,440)	$(5,987,448)	$(302,079)	$(142,554)	$(59,287)	$(21,952,017)	$(32,121,128)	$(870,615)	$(368,585)	$(7,645,805)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$454,388	$7,177,311	$10,553,337	$498,264	$4,467,949	$3,324,010	$4,298,269	$—	$—	$300,304

Expenses:
Administrative charges	—	(293,804)	(621,082)	(61,414)	(228,583)	(234,316)	(228,304)	(41,517)	—	—
Mortality and expense risk charges	(922,848)	(4,228,033)	(7,242,639)	(827,476)	(2,755,231)	(2,704,502)	(3,054,467)	(459,231)	(615,200)	(266,996)
Total expenses	(922,848)	(4,521,837)	(7,863,721)	(888,890)	(2,983,814)	(2,938,818)	(3,282,771)	(500,748)	(615,200)	(266,996)
Net investment income (loss)	(468,460)	2,655,474	2,689,616	(390,626)	1,484,135	385,192	1,015,498	(500,748)	(615,200)	33,308

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(73,646)	(4,602,845)	14,042,930	1,813,065	1,534,128	6,037,279	286,306	(1,093,256)	(502,600)	831,131
Net realized gain distributions	8,044,785	—	16,514,618	—	—	14,213,557	2,297,258	4,697,640	—	689,037
Change in unrealized appreciation (depreciation) during the period	(14,653,390)	(7,684,245)	(78,379,798)	(9,752,685)	(32,810,324)	(47,623,801)	(26,700,820)	(3,264,948)	1,332,848	(2,601,955)
Net gain (loss) on investments	(6,682,251)	(12,287,090)	(47,822,250)	(7,939,620)	(31,276,196)	(27,372,965)	(24,117,256)	339,436	830,248	(1,081,787)
Net increase (decrease) in net assets resulting from operations	$(7,150,711)	$(9,631,616)	$(45,132,634)	$(8,330,246)	$(29,792,061)	$(26,987,773)	$(23,101,758)	$(161,312)	$215,048	$(1,048,479)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Investment income:
Dividends	$15,068,295	$2,823,608	$4,580,927	$24,206	$440,675	$—	$1,536,371	$541,512	$32,997	$1,499,582

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(173,094)
Mortality and expense risk charges	(5,405,386)	(4,659,708)	(3,564,094)	(70,158)	(977,960)	(1,458,723)	(371,501)	(412,258)	(77,788)	(2,141,929)
Total expenses	(5,405,386)	(4,659,708)	(3,564,094)	(70,158)	(977,960)	(1,458,723)	(371,501)	(412,258)	(77,788)	(2,315,023)
Net investment income (loss)	9,662,909	(1,836,100)	1,016,833	(45,952)	(537,285)	(1,458,723)	1,164,870	129,254	(44,791)	(815,441)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(273,360)	13,068,659	8,453,491	414,397	2,484,771	8,859,126	(322,416)	1,374,622	69,691	217,299
Net realized gain distributions	1,349,350	32,281,325	26,761,536	405,825	6,095,957	12,805,322	—	—	446,715	—
Change in unrealized appreciation (depreciation) during the period	(19,999,403)	(66,179,329)	(50,596,498)	(921,839)	(9,231,767)	(18,351,932)	(2,038,617)	(7,451,313)	(982,051)	320,980
Net gain (loss) on investments	(18,923,413)	(20,829,345)	(15,381,471)	(101,617)	(651,039)	3,312,516	(2,361,033)	(6,076,691)	(465,645)	538,279
Net increase (decrease) in net assets resulting from operations	$(9,260,504)	$(22,665,445)	$(14,364,638)	$(147,569)	$(1,188,324)	$1,853,793	$(1,196,163)	$(5,947,437)	$(510,436)	$(277,162)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$41,918	$402,216	$189,319	$135,593	$226,059	$1,245,262	$78,459	$100,004

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(188,837)
Mortality and expense risk charges	(132,677)	(125,420)	(41,770)	(266,793)	(156,500)	(92,906)	(203,038)	(464,843)	(85,188)	(1,939,569)
Total expenses	(132,677)	(125,420)	(41,770)	(266,793)	(156,500)	(92,906)	(203,038)	(464,843)	(85,188)	(2,128,406)
Net investment income (loss)	(132,677)	(125,420)	148	135,423	32,819	42,687	23,021	780,419	(6,729)	(2,028,402)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	303,922	360,847	150,679	(270,018)	554,136	73,873	404,754	358,604	249,163	11,906,475
Net realized gain distributions	595,355	444,921	—	—	1,191,384	1,370,952	1,137,377	644,878	451,815	8,526,515
Change in unrealized appreciation (depreciation) during the period	(1,082,540)	(1,584,557)	(192,131)	(40,948)	(3,108,735)	(2,282,907)	(2,315,527)	(3,450,690)	(1,232,871)	(15,264,105)
Net gain (loss) on investments	(183,263)	(778,789)	(41,452)	(310,966)	(1,363,215)	(838,082)	(773,396)	(2,447,208)	(531,893)	5,168,885
Net increase (decrease) in net assets resulting from operations	$(315,940)	$(904,209)	$(41,304)	$(175,543)	$(1,330,396)	$(795,395)	$(750,375)	$(1,666,789)	$(538,622)	$3,140,483

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)

Investment income:
Dividends	$156,948	$726,331	$—	$—	$7,695,969	$3,234,013	$14,484,918	$124,173	$4,192,080	$3,114,496

Expenses:
Administrative charges	(26,215)	(174,878)	(70,967)	(120,424)	(495,365)	(189,633)	(607,561)	(32,055)	—	—
Mortality and expense risk charges	(281,261)	(2,033,534)	(852,256)	(1,422,729)	(6,094,002)	(3,381,648)	(6,370,473)	(271,077)	(1,404,287)	(1,389,028)
Total expenses	(307,476)	(2,208,412)	(923,223)	(1,543,153)	(6,589,367)	(3,571,281)	(6,978,034)	(303,132)	(1,404,287)	(1,389,028)
Net investment income (loss)	(150,528)	(1,482,081)	(923,223)	(1,543,153)	1,106,602	(337,268)	7,506,884	(178,959)	2,787,793	1,725,468

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	711,652	7,281,462	1,841,747	5,126,875	9,654,522	11,337,498	(2,045,403)	813,842	(1,176,236)	257,035
Net realized gain on distributions	733,138	5,076,598	7,699,626	10,460,157	15,843,307	15,102,354	—	2,051,238	—	2,000,661
Change in unrealized appreciation (depreciation) during the period	(3,129,037)	(18,102,915)	(8,878,098)	(15,538,335)	(52,568,966)	(50,860,529)	(18,755,617)	(3,555,672)	(5,225,237)	(4,733,971)
Net gain (loss) on investments	(1,684,247)	(5,744,855)	663,275	48,697	(27,071,137)	(24,420,677)	(20,801,020)	(690,592)	(6,401,473)	(2,476,275)
Net increase (decrease) in net assets resulting from operations	$(1,834,775)	$(7,226,936)	$(259,948)	$(1,494,456)	$(25,964,535)	$(24,757,945)	$(13,294,136)	$(869,551)	$(3,613,680)	$(750,807)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund
	Sub-Account	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$28,922	$—	$260,877	$—	$116,157	$14,059	$—	$—	$16,315	$—

Expenses:
Administrative charges	—	(146)	—	(1,479)	—	—	—	—	—	—
Mortality and expense risk charges	(39,402)	(1,539)	(210,753)	(15,561)	(61,770)	(10,334)	(37,944)	(146,985)	(127,995)	(53,363)
Total expenses	(39,402)	(1,685)	(210,753)	(17,040)	(61,770)	(10,334)	(37,944)	(146,985)	(127,995)	(53,363)
Net investment income (loss)	(10,480)	(1,685)	50,124	(17,040)	54,387	3,725	(37,944)	(146,985)	(111,680)	(53,363)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,000)	62,150	143,665	37,197	306,680	1,655	79,212	867,931	386,395	359,355
Net realized gain distributions	147,527	—	1,254,346	96,343	472,640	—	431,098	2,251,505	1,176,725	1,658,307
Change in unrealized appreciation (depreciation) during the period	(441,755)	(59,427)	(2,969,966)	(121,370)	(1,330,064)	(22,148)	(346,694)	(1,843,805)	(2,493,232)	(1,756,707)
Net gain (loss) on investments	(300,228)	2,723	(1,571,955)	12,170	(550,744)	(20,493)	163,616	1,275,631	(930,112)	260,955
Net increase (decrease) in net assets resulting from operations	$(310,708)	$1,038	$(1,521,831)	$(4,870)	$(496,357)	$(16,768)	$125,672	$1,128,646	$(1,041,792)	$207,592

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Investment income:
Dividends	$—	$79,692	$40,875	$7,833	$1,478,544	$43,308	$—	$12,368	$18,665	$4,026

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(33,287)	(182,740)	(72,276)	(212,967)	(547,548)	(40,373)	(63,384)	(10,607)	(21,471)	(3,219)
Total expenses	(33,287)	(182,740)	(72,276)	(212,967)	(547,548)	(40,373)	(63,384)	(10,607)	(21,471)	(3,219)
Net investment income (loss)	(33,287)	(103,048)	(31,401)	(205,134)	930,996	2,935	(63,384)	1,761	(2,806)	807

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	62,585	855,160	64,925	715,557	(638,718)	68,786	494,337	12,561	44,532	41,611
Net realized gain distributions	152,917	743,282	398,313	1,709,521	—	183,468	435,928	—	—	34,741
Change in unrealized appreciation (depreciation) during the period	(283,003)	(2,860,899)	(779,202)	(3,465,063)	(1,022,334)	(449,756)	(662,937)	(128,052)	(292,589)	(88,493)
Net gain (loss) on investments	(67,501)	(1,262,457)	(315,964)	(1,039,985)	(1,661,052)	(197,502)	267,328	(115,491)	(248,057)	(12,141)
Net increase (decrease) in net assets resulting from operations	$(100,788)	$(1,365,505)	$(347,365)	$(1,245,119)	$(730,056)	$(194,567)	$203,944	$(113,730)	$(250,863)	$(11,334)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Portfolio	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$4,234	$12,598	$29,990	$76,693	$6,971	$—	$—	$455,114	$19,806	$—

Expenses:
Administrative charges	—	—	—	—	—	(729)	—	(7,291)	(2,720)	—
Mortality and expense risk charges	(16,502)	(12,542)	(11,137)	(45,807)	(6,086)	(11,704)	(6,891)	(302,641)	(21,941)	(887,140)
Total expenses	(16,502)	(12,542)	(11,137)	(45,807)	(6,086)	(12,433)	(6,891)	(309,932)	(24,661)	(887,140)
Net investment income (loss)	(12,268)	56	18,853	30,886	885	(12,433)	(6,891)	145,182	(4,855)	(887,140)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(59,308)	100,436	(8,070)	(64,555)	2,267	29,119	17,589	735,526	59,047	3,368,051
Net realized gain distributions	323,250	80,805	—	723,431	33,043	—	—	2,392,496	136,232	2,804,166
Change in unrealized appreciation (depreciation) during the period	(448,443)	(313,193)	(74,226)	(1,228,850)	(65,603)	(59,733)	(54,337)	(6,790,399)	(371,764)	(7,019,988)
Net gain (loss) on investments	(184,501)	(131,952)	(82,296)	(569,974)	(30,293)	(30,614)	(36,748)	(3,662,377)	(176,485)	(847,771)
Net increase (decrease) in net assets resulting from operations	$(196,769)	$(131,896)	$(63,443)	$(539,088)	$(29,408)	$(43,047)	$(43,639)	$(3,517,195)	$(181,340)	$(1,734,911)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$3,174	$62,714	$—	$—	$147	$643,334	$3,568,208	$112,422	$173,545

Expenses:
Administrative charges	—	—	—	—	—	—	(18,775)	—	—	—
Mortality and expense risk charges	(144,919)	(6,658)	(10,072)	(23,073)	(13,876)	(1,755)	(78,806)	(653,285)	(290,359)	(536,751)
Total expenses	(144,919)	(6,658)	(10,072)	(23,073)	(13,876)	(1,755)	(97,581)	(653,285)	(290,359)	(536,751)
Net investment income (loss)	(144,919)	(3,484)	52,642	(23,073)	(13,876)	(1,608)	545,753	2,914,923	(177,937)	(363,206)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	167,054	18,137	(4,852)	62,475	38,778	11,206	1,818,500	(36,395,342)	326,578	642,830
Net realized gain distributions	844,055	21,764	129,386	115,328	75,637	7,383	2,667,684	—	1,733,933	1,765,747
Change in unrealized appreciation (depreciation) during the period	(1,423,365)	(49,739)	(283,656)	(156,008)	(144,846)	(22,535)	(4,957,635)	28,454,509	(2,707,401)	(2,178,322)
Net gain (loss) on investments	(412,256)	(9,838)	(159,122)	21,795	(30,431)	(3,946)	(471,451)	(7,940,833)	(646,890)	230,255
Net increase (decrease) in net assets resulting from operations	$(557,175)	$(13,322)	$(106,480)	$(1,278)	$(44,307)	$(5,554)	$74,302	$(5,025,910)	$(824,827)	$(132,951)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2018

MFS® Research International Portfolio
Sub-Account

Investment income:
Dividends	$226,282

Expenses:
Administrative charges	—
Mortality and expense risk charges	(295,793)
Total expenses	(295,793)
Net investment income (loss)	(69,511)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	322,013
Net realized gain distributions	382,871
Change in unrealized appreciation (depreciation) during the period	(3,096,169)
Net gain (loss) on investments	(2,391,285)
Net increase (decrease) in net assets resulting from operations	$(2,460,796)

The accompanying notes are an integral part of these financial statements.

(1) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(2) Funded as of April 20, 2018.
(3) Merged with HIMCO VIT Portfolio Diversifier Fund. Change effective April 20, 2018.
(4) Liquidated as of May 12, 2018.
(5) Funded as of April 20, 2018.
(6) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.
(7) Formerly Putnam VT Investors Fund. Change effective June 30, 2018.
(8) Merged with BlackRock S&P 500 Index V.I. Fund. Change effective April 20, 2018.
(9) Merged with BlackRock Managed Volatility V.I. Fund. Change effective April 20, 2018.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2018

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$36,695	$(17,214)	$23,605	$(63,881)	$(119,248)	$(4,400)	$(21,058)	$(636,053)	$(935,871)	$463,366
Net realized gain (loss) on security transactions	436,219	111,099	72,614	355,637	314,977	65,687	120,463	(553,762)	2,858,448	(2,687,188)
Net realized gain distributions	394	35,684	921,143	—	818,473	—	—	3,919,562	6,144,483	—
Change in unrealized appreciation (depreciation) during the period	(1,016,267)	(143,176)	(1,927,978)	(3,849,733)	(2,561,582)	(161,686)	(430,040)	(10,584,074)	(17,770,985)	(451,070)
Net increase (decrease) in net assets resulting from operations	(542,959)	(13,607)	(910,616)	(3,557,977)	(1,547,380)	(100,399)	(330,635)	(7,854,327)	(9,703,925)	(2,674,892)

Unit transactions:
Purchases	87,041	1,286	411,255	52,794	45,645	100	5,206	77,001	218,643	868,648
Net transfers	62,133	(128,244)	39,628	1,354,785	(236,661)	(57,787)	129,662	(496,950)	212,951	5,341,103
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(501,125)	(161,058)	(2,355,307)	(1,982,160)	(1,431,530)	(147,272)	(403,585)	(5,048,538)	(12,588,847)	(23,054,857)
Other transactions	6	(348)	(10)	4	(751)	(1)	(1)	95	77	5,007
Death benefits	(200,308)	(677)	(310,400)	(323,699)	(274,415)	(20,331)	(102,490)	(849,680)	(2,028,883)	(4,760,208)
Net annuity transactions	—	—	18,053	47,032	(2,526)	—	(177)	(245,452)	(163,050)	(468,087)
Net increase (decrease) in net assets resulting from unit transactions	(552,253)	(289,041)	(2,196,781)	(851,244)	(1,900,238)	(225,291)	(371,385)	(6,563,524)	(14,349,109)	(22,068,394)
Net increase (decrease) in net assets	(1,095,212)	(302,648)	(3,107,397)	(4,409,221)	(3,447,618)	(325,690)	(702,020)	(14,417,851)	(24,053,034)	(24,743,286)

Net assets:
Beginning of period	6,385,211	1,888,933	13,609,388	15,503,500	11,506,064	797,561	2,061,180	44,043,927	105,124,912	190,728,662
End of period	$5,289,999	$1,586,285	$10,501,991	$11,094,279	$8,058,446	$471,871	$1,359,160	$29,626,076	$81,071,878	$165,985,376

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$390,469	$(1,364,303)	$(1,101,429)	$(19,214)	$(258)	$(218,725)	$3,218	$194,172	$(274,189)	$(1,233,500)
Net realized gain (loss) on security transactions	4,371,639	1,382,141	1,506,785	(188,182)	21,846	—	26,243	183,915	7,658,222	24,943,500
Net realized gain distributions	706,590	14,063,685	4,144,785	817,726	6,101	—	61,688	251,917	13,848,941	26,732,138
Change in unrealized appreciation (depreciation) during the period	(22,656,495)	(26,856,129)	(14,071,125)	(1,373,423)	(43,974)	—	(209,564)	(2,987,340)	(40,415,748)	(86,430,660)
Net increase (decrease) in net assets resulting from operations	(17,187,797)	(12,774,606)	(9,520,984)	(763,093)	(16,285)	(218,725)	(118,415)	(2,357,336)	(19,182,774)	(35,988,522)

Unit transactions:
Purchases	357,789	216,970	248,092	26,398	—	485,748	7,708	172,664	836,576	3,176,403
Net transfers	6,095,832	184,277	203,494	(350,674)	(92,220)	66,872,929	(1,574)	4,291,918	(2,214,234)	9,569,945
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(13,086,548)	(11,623,883)	(8,395,856)	(1,324,251)	(11,620)	(58,308,232)	(66,353)	(9,729,864)	(22,665,060)	(68,137,882)
Other transactions	1,541	283	359	(29)	1	1,023	—	402	64	16,054
Death benefits	(1,991,546)	(1,824,760)	(1,137,458)	(158,876)	—	(6,610,293)	(91,095)	(1,828,557)	(4,308,714)	(18,402,595)
Net annuity transactions	21,660	(111,313)	7,751	(6,784)	—	(232,099)	—	(105,579)	354,788	(713,713)
Net increase (decrease) in net assets resulting from unit transactions	(8,601,272)	(13,158,426)	(9,073,618)	(1,814,216)	(103,839)	2,209,076	(151,314)	(7,199,016)	(27,996,580)	(74,491,788)
Net increase (decrease) in net assets	(25,789,069)	(25,933,032)	(18,594,602)	(2,577,309)	(120,124)	1,990,351	(269,729)	(9,556,352)	(47,179,354)	(110,480,310)

Net assets:
Beginning of period	113,514,536	110,933,838	69,706,636	10,680,721	280,816	112,207,073	1,030,394	76,527,683	200,823,377	646,846,987
End of period	$87,725,467	$85,000,806	$51,112,034	$8,103,412	$160,692	$114,197,424	$760,665	$66,971,331	$153,644,023	$536,366,677

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$245,996	$4,558,233	$(2,571,567)	$(20,140,092)	$(5,350,493)	$(259,707)	$(1,133,950)	$(2,450,321)	$(19,949)	$(132,801)
Net realized gain (loss) on security transactions	16,957,670	(4,382,356)	10,895,914	61,736,637	54,146,821	8,021,501	6,665,451	5,142,306	48,637	238,288
Net realized gain distributions	31,653,541	845,493	15,969,060	146,719,629	93,159,425	18,348,301	3,124,080	6,824,015	101,978	1,093,571
Change in unrealized appreciation (depreciation) during the period	(88,080,361)	(16,522,477)	(46,324,217)	(198,206,484)	(173,902,368)	(81,870,087)	(26,284,649)	(25,913,545)	(118,915)	(1,379,490)
Net increase (decrease) in net assets resulting from operations	(39,223,154)	(15,501,107)	(22,030,810)	(9,890,310)	(31,946,615)	(55,759,992)	(17,629,068)	(16,397,545)	11,751	(180,432)

Unit transactions:
Purchases	1,464,152	2,280,350	1,237,485	5,348,025	5,569,889	1,569,896	664,418	725,738	520	15,159
Net transfers	(5,391,369)	6,930,558	(1,709,748)	(42,048,609)	(28,191,433)	13,869,883	(841,302)	378,312	(114,040)	1,350,698
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(47,466,138)	(73,156,718)	(23,403,084)	(160,263,253)	(144,007,512)	(45,141,267)	(16,964,527)	(17,040,805)	(74,980)	(809,556)
Other transactions	8,455	6,680	2,344	15,349	23,399	3,088	3,599	3,966	(2)	(90)
Death benefits	(9,269,376)	(15,054,810)	(5,341,453)	(30,940,437)	(36,086,409)	(8,855,874)	(2,543,259)	(2,901,493)	(6,411)	(295,156)
Net annuity transactions	(348,467)	(433,153)	(370,751)	(1,604,315)	(2,662,422)	(89,628)	68,580	(149,619)	(12,796)	—
Net increase (decrease) in net assets resulting from unit transactions	(61,002,743)	(79,427,093)	(29,585,207)	(229,493,240)	(205,354,488)	(38,643,902)	(19,612,491)	(18,983,901)	(207,709)	261,055
Net increase (decrease) in net assets	(100,225,897)	(94,928,200)	(51,616,017)	(239,383,550)	(237,301,103)	(94,403,894)	(37,241,559)	(35,381,446)	(195,958)	80,623

Net assets:
Beginning of period	444,164,415	655,757,093	241,148,675	1,490,487,512	1,396,827,005	419,068,069	130,777,921	159,244,824	977,174	7,127,386
End of period	$343,938,518	$560,828,893	$189,532,658	$1,251,103,962	$1,159,525,902	$324,664,175	$93,536,362	$123,863,378	$781,216	$7,208,009

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(561,926)	$(476,313)	$(18,917)	$(34,221)	$39,411	$(1,835,444)	$16,937,433	$(1,142,256)	$48,214	$(2,438,658)
Net realized gain (loss) on security transactions	2,756,227	1,800,643	70,768	57,306	(4,053)	18,318,597	6,599,887	2,781,623	(6,773)	(2,285,313)
Net realized gain distributions	5,256,708	3,803,754	78,647	258,555	2,920	22,803,727	—	4,691,125	—	13,650,412
Change in unrealized appreciation (depreciation) during the period	(11,267,449)	(11,115,532)	(432,577)	(424,194)	(97,565)	(61,238,897)	(55,658,448)	(7,201,107)	(410,026)	(16,572,246)
Net increase (decrease) in net assets resulting from operations	(3,816,440)	(5,987,448)	(302,079)	(142,554)	(59,287)	(21,952,017)	(32,121,128)	(870,615)	(368,585)	(7,645,805)

Unit transactions:
Purchases	225,746	154,706	2,088	1,415	209	1,323,730	1,778,681	245,475	3,684	497,885
Net transfers	(891,151)	(635,935)	(97,048)	92,499	(7,176)	(7,729,625)	(5,727,773)	(2,562,973)	(187,994)	(1,318,367)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,753,073)	(5,907,950)	(295,472)	(283,155)	(216,010)	(45,426,477)	(69,013,989)	(6,994,377)	(533,535)	(15,039,215)
Other transactions	220	114	4	3	—	5,425	10,775	1,003	63	981
Death benefits	(853,985)	(726,323)	(29,598)	231	—	(7,746,768)	(15,334,296)	(1,261,353)	(105,727)	(2,369,093)
Net annuity transactions	(3,623)	13,007	—	—	(6,607)	47,676	(1,210,922)	(179,425)	(9,606)	(137,382)
Net increase (decrease) in net assets resulting from unit transactions	(8,275,866)	(7,102,381)	(420,026)	(189,007)	(229,584)	(59,526,039)	(89,497,524)	(10,751,650)	(833,115)	(18,365,191)
Net increase (decrease) in net assets	(12,092,306)	(13,089,829)	(722,105)	(331,561)	(288,871)	(81,478,056)	(121,618,652)	(11,622,265)	(1,201,700)	(26,010,996)

Net assets:
Beginning of period	61,032,652	45,581,416	2,017,527	2,518,380	1,766,495	399,111,952	606,827,557	60,185,340	4,998,111	137,382,495
End of period	$48,940,346	$32,491,587	$1,295,422	$2,186,819	$1,477,624	$317,633,896	$485,208,905	$48,563,075	$3,796,411	$111,371,499

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(468,460)	$2,655,474	$2,689,616	$(390,626)	$1,484,135	$385,192	$1,015,498	$(500,748)	$(615,200)	$33,308
Net realized gain (loss) on security transactions	(73,646)	(4,602,845)	14,042,930	1,813,065	1,534,128	6,037,279	286,306	(1,093,256)	(502,600)	831,131
Net realized gain distributions	8,044,785	—	16,514,618	—	—	14,213,557	2,297,258	4,697,640	—	689,037
Change in unrealized appreciation (depreciation) during the period	(14,653,390)	(7,684,245)	(78,379,798)	(9,752,685)	(32,810,324)	(47,623,801)	(26,700,820)	(3,264,948)	1,332,848	(2,601,955)
Net increase (decrease) in net assets resulting from operations	(7,150,711)	(9,631,616)	(45,132,634)	(8,330,246)	(29,792,061)	(26,987,773)	(23,101,758)	(161,312)	215,048	(1,048,479)

Unit transactions:
Purchases	177,879	736,735	1,449,241	247,987	483,691	415,987	722,323	116,122	190,394	52,213
Net transfers	201,876	2,141,375	(6,834,677)	(3,212,966)	11,196,404	(1,553,434)	(5,254,090)	6,571,692	112,533	1,934,395
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,270,064)	(33,329,644)	(55,493,616)	(5,392,271)	(20,240,823)	(20,634,578)	(22,295,254)	(2,978,553)	(8,071,694)	(2,135,051)
Other transactions	135	5,010	7,261	(676)	(236)	3,710	4,115	252	410	2
Death benefits	(1,452,990)	(6,836,066)	(10,476,917)	(842,243)	(3,194,402)	(3,711,843)	(4,135,996)	(400,625)	(1,297,194)	(2,351,120)
Net annuity transactions	(16,757)	(198,781)	(429,658)	(47,688)	(121,102)	(221,166)	(195,861)	(54,855)	595	26,419
Net increase (decrease) in net assets resulting from unit transactions	(8,359,921)	(37,481,371)	(71,778,366)	(9,247,857)	(11,876,468)	(25,701,324)	(31,154,763)	3,254,033	(9,064,956)	(2,473,142)
Net increase (decrease) in net assets	(15,510,632)	(47,112,987)	(116,911,000)	(17,578,103)	(41,668,529)	(52,689,097)	(54,256,521)	3,092,721	(8,849,908)	(3,521,621)

Net assets:
Beginning of period	58,630,176	277,263,838	498,668,499	54,805,799	187,462,676	189,772,954	210,755,251	22,759,157	47,195,841	17,409,773
End of period	$43,119,544	$230,150,851	$381,757,499	$37,227,696	$145,794,147	$137,083,857	$156,498,730	$25,851,878	$38,345,933	$13,888,152

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Operations:
Net investment income (loss)	$9,662,909	$(1,836,100)	$1,016,833	$(45,952)	$(537,285)	$(1,458,723)	$1,164,870	$129,254	$(44,791)	$(815,441)
Net realized gain (loss) on security transactions	(273,360)	13,068,659	8,453,491	414,397	2,484,771	8,859,126	(322,416)	1,374,622	69,691	217,299
Net realized gain distributions	1,349,350	32,281,325	26,761,536	405,825	6,095,957	12,805,322	—	—	446,715	—
Change in unrealized appreciation (depreciation) during the period	(19,999,403)	(66,179,329)	(50,596,498)	(921,839)	(9,231,767)	(18,351,932)	(2,038,617)	(7,451,313)	(982,051)	320,980
Net increase (decrease) in net assets resulting from operations	(9,260,504)	(22,665,445)	(14,364,638)	(147,569)	(1,188,324)	1,853,793	(1,196,163)	(5,947,437)	(510,436)	(277,162)

Unit transactions:
Purchases	1,417,199	1,253,264	938,322	23,756	211,264	426,833	184,480	173,879	17,294	1,175,407
Net transfers	13,208,134	(10,295,983)	(11,782,059)	(14,816)	(5,739,581)	(10,212,609)	1,075,381	3,109,244	(33,531)	23,981,604
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(57,545,412)	(48,023,897)	(36,841,839)	(936,524)	(9,118,621)	(13,223,248)	(4,435,343)	(4,127,053)	(706,241)	(22,350,090)
Other transactions	5,485	1,852	4,206	(2)	341	(444)	194	69	67	(1,662)
Death benefits	(8,691,373)	(7,621,045)	(5,720,383)	(58,960)	(1,243,535)	(2,639,006)	(747,271)	(573,413)	(36,988)	(4,033,059)
Net annuity transactions	340,271	151,865	159,204	—	39,440	82,094	7,161	(9,001)	(412)	26,479
Net increase (decrease) in net assets resulting from unit transactions	(51,265,696)	(64,533,944)	(53,242,549)	(986,546)	(15,850,692)	(25,566,380)	(3,915,398)	(1,426,275)	(759,811)	(1,201,321)
Net increase (decrease) in net assets	(60,526,200)	(87,199,389)	(67,607,187)	(1,134,115)	(17,039,016)	(23,712,587)	(5,111,561)	(7,373,712)	(1,270,247)	(1,478,483)

Net assets:
Beginning of period	415,178,451	360,299,836	282,222,360	5,185,145	70,287,111	105,474,239	27,273,539	32,179,511	5,336,612	135,483,984
End of period	$354,652,251	$273,100,447	$214,615,173	$4,051,030	$53,248,095	$81,761,652	$22,161,978	$24,805,799	$4,066,365	$134,005,501

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(132,677)	$(125,420)	$148	$135,423	$32,819	$42,687	$23,021	$780,419	$(6,729)	$(2,028,402)
Net realized gain (loss) on security transactions	303,922	360,847	150,679	(270,018)	554,136	73,873	404,754	358,604	249,163	11,906,475
Net realized gain distributions	595,355	444,921	—	—	1,191,384	1,370,952	1,137,377	644,878	451,815	8,526,515
Change in unrealized appreciation (depreciation) during the period	(1,082,540)	(1,584,557)	(192,131)	(40,948)	(3,108,735)	(2,282,907)	(2,315,527)	(3,450,690)	(1,232,871)	(15,264,105)
Net increase (decrease) in net assets resulting from operations	(315,940)	(904,209)	(41,304)	(175,543)	(1,330,396)	(795,395)	(750,375)	(1,666,789)	(538,622)	3,140,483

Unit transactions:
Purchases	30,527	16,651	39,080	24,234	23,268	42,568	12,304	70,493	24,012	499,370
Net transfers	491,297	673,487	(90,204)	(1,102,251)	(344,282)	(134,651)	(301,594)	307,431	(127,349)	(1,026,176)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,547,926)	(1,129,912)	(293,590)	(3,513,709)	(1,673,526)	(1,039,550)	(2,637,987)	(5,137,425)	(493,107)	(16,051,307)
Other transactions	355	(19)	(70)	7	(31)	315	84	124	3	1,022
Death benefits	(200,444)	(66,125)	(10,994)	(489,269)	(228,319)	(137,756)	(611,178)	(788,631)	(150,866)	(2,674,490)
Net annuity transactions	(168)	(436)	—	(295)	—	—	22,742	7,468	50,896	357
Net increase (decrease) in net assets resulting from unit transactions	(1,226,359)	(506,354)	(355,778)	(5,081,283)	(2,222,890)	(1,269,074)	(3,515,629)	(5,540,540)	(696,411)	(19,251,224)
Net increase (decrease) in net assets	(1,542,299)	(1,410,563)	(397,082)	(5,256,826)	(3,553,286)	(2,064,469)	(4,266,004)	(7,207,329)	(1,235,033)	(16,110,741)

Net assets:
Beginning of period	9,371,476	7,539,079	2,911,375	20,782,466	14,268,660	10,425,364	15,778,135	34,529,633	6,380,452	129,988,680
End of period	$7,829,177	$6,128,516	$2,514,293	$15,525,640	$10,715,374	$8,360,895	$11,512,131	$27,322,304	$5,145,419	$113,877,939

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)

Operations:
Net investment income (loss)	$(150,528)	$(1,482,081)	$(923,223)	$(1,543,153)	$1,106,602	$(337,268)	$7,506,884	$(178,959)	$2,787,793	$1,725,468
Net realized gain (loss) on security transactions	711,652	7,281,462	1,841,747	5,126,875	9,654,522	11,337,498	(2,045,403)	813,842	(1,176,236)	257,035
Net realized gain distributions	733,138	5,076,598	7,699,626	10,460,157	15,843,307	15,102,354	—	2,051,238	—	2,000,661
Change in unrealized appreciation (depreciation) during the period	(3,129,037)	(18,102,915)	(8,878,098)	(15,538,335)	(52,568,966)	(50,860,529)	(18,755,617)	(3,555,672)	(5,225,237)	(4,733,971)
Net increase (decrease) in net assets resulting from operations	(1,834,775)	(7,226,936)	(259,948)	(1,494,456)	(25,964,535)	(24,757,945)	(13,294,136)	(869,551)	(3,613,680)	(750,807)

Unit transactions:
Purchases	37,749	582,974	297,882	255,721	1,431,489	975,853	1,473,468	100,324	416,233	877,561
Net transfers	39,847	(4,684,475)	4,142,799	(1,800,319)	(1,060,081)	(1,810,230)	(5,788,239)	(1,049,565)	165,238	(7,475,993)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	214,908,886
Surrenders for benefit payments and fees	(1,511,017)	(13,867,125)	(5,397,358)	(9,676,274)	(42,749,829)	(28,322,765)	(61,436,907)	(1,930,026)	(10,676,052)	(16,087,503)
Other transactions	322	2,113	(567)	2,494	901	3,608	1,075	(506)	1,309	(44)
Death benefits	(390,325)	(2,583,442)	(1,046,202)	(1,475,309)	(8,839,974)	(5,837,017)	(10,909,487)	(317,246)	(2,162,673)	(2,437,352)
Net annuity transactions	(109,594)	(91,292)	(101,752)	(184,013)	(853,523)	11,880	196,417	(1,830)	(81,346)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,933,018)	(20,641,247)	(2,105,198)	(12,877,700)	(52,071,017)	(34,978,671)	(76,463,673)	(3,198,849)	(12,337,291)	189,785,555
Net increase (decrease) in net assets	(3,767,793)	(27,868,183)	(2,365,146)	(14,372,156)	(78,035,552)	(59,736,616)	(89,757,809)	(4,068,400)	(15,950,971)	189,034,748

Net assets:
Beginning of period	17,955,365	125,968,764	45,491,916	81,873,280	392,914,262	248,060,668	502,285,810	19,827,240	82,430,207	—
End of period	$14,187,572	$98,100,581	$43,126,770	$67,501,124	$314,878,710	$188,324,052	$412,528,001	$15,758,840	$66,479,236	$189,034,748

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund
	Sub-Account	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(10,480)	$(1,685)	$50,124	$(17,040)	$54,387	$3,725	$(37,944)	$(146,985)	$(111,680)	$(53,363)
Net realized gain (loss) on security transactions	(6,000)	62,150	143,665	37,197	306,680	1,655	79,212	867,931	386,395	359,355
Net realized gain distributions	147,527	—	1,254,346	96,343	472,640	—	431,098	2,251,505	1,176,725	1,658,307
Change in unrealized appreciation (depreciation) during the period	(441,755)	(59,427)	(2,969,966)	(121,370)	(1,330,064)	(22,148)	(346,694)	(1,843,805)	(2,493,232)	(1,756,707)
Net increase (decrease) in net assets resulting from operations	(310,708)	1,038	(1,521,831)	(4,870)	(496,357)	(16,768)	125,672	1,128,646	(1,041,792)	207,592

Unit transactions:
Purchases	1,200	—	344,800	—	7,020	—	5,175	50,488	18,589	4,150
Net transfers	(53,611)	(175,193)	842,916	243,031	77,817	10,361	(122,278)	(1,325,265)	(378,503)	(381,245)
Net interfund transfers due to corporate actions	—	—	30,469,529	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(842,288)	(4,084)	(2,898,948)	(89,081)	(693,062)	(45,594)	(201,586)	(1,138,146)	(1,489,375)	(688,478)
Other transactions	—	2	(147)	—	(1)	—	—	(1)	(64)	(398)
Death benefits	(32,757)	—	(105,407)	—	(145,968)	—	(14,304)	(359,918)	(224,900)	(100,997)
Net annuity transactions	—	—	64,660	(9,846)	(892)	—	—	2,905	2,822	—
Net increase (decrease) in net assets resulting from unit transactions	(927,456)	(179,275)	28,717,403	144,104	(755,086)	(35,233)	(332,993)	(2,769,937)	(2,071,431)	(1,166,968)
Net increase (decrease) in net assets	(1,238,164)	(178,237)	27,195,572	139,234	(1,251,443)	(52,001)	(207,321)	(1,641,291)	(3,113,223)	(959,376)

Net assets:
Beginning of period	4,288,316	178,237	—	713,429	7,235,392	650,807	2,120,267	10,679,916	9,762,560	6,134,935
End of period	$3,050,152	$—	$27,195,572	$852,663	$5,983,949	$598,806	$1,912,946	$9,038,625	$6,649,337	$5,175,559

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Operations:
Net investment income (loss)	$(33,287)	$(103,048)	$(31,401)	$(205,134)	$930,996	$2,935	$(63,384)	$1,761	$(2,806)	$807
Net realized gain (loss) on security transactions	62,585	855,160	64,925	715,557	(638,718)	68,786	494,337	12,561	44,532	41,611
Net realized gain distributions	152,917	743,282	398,313	1,709,521	—	183,468	435,928	—	—	34,741
Change in unrealized appreciation (depreciation) during the period	(283,003)	(2,860,899)	(779,202)	(3,465,063)	(1,022,334)	(449,756)	(662,937)	(128,052)	(292,589)	(88,493)
Net increase (decrease) in net assets resulting from operations	(100,788)	(1,365,505)	(347,365)	(1,245,119)	(730,056)	(194,567)	203,944	(113,730)	(250,863)	(11,334)

Unit transactions:
Purchases	11,692	39,959	11,213	46,025	102,612	5,408	98,490	—	612	1,068
Net transfers	(64,509)	(705,248)	(177,583)	(314,091)	409,355	(35,738)	(525,675)	29,441	57,564	(123,418)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(220,781)	(1,315,924)	(629,607)	(1,778,622)	(4,812,393)	(192,254)	(564,773)	(116,002)	(256,857)	(21,871)
Other transactions	(1)	(118)	(64)	(58)	(5)	—	21	—	18	(1)
Death benefits	(163,267)	(517,796)	(134,463)	(245,168)	(751,209)	(193,047)	(166,535)	—	(5,079)	(34,541)
Net annuity transactions	—	—	—	15,842	27,318	—	—	—	(12,680)	—
Net increase (decrease) in net assets resulting from unit transactions	(436,866)	(2,499,127)	(930,504)	(2,276,072)	(5,024,322)	(415,631)	(1,158,472)	(86,561)	(216,422)	(178,763)
Net increase (decrease) in net assets	(537,654)	(3,864,632)	(1,277,869)	(3,521,191)	(5,754,378)	(610,198)	(954,528)	(200,291)	(467,285)	(190,097)

Net assets:
Beginning of period	2,143,118	11,748,456	4,721,825	13,657,970	35,835,823	2,626,171	7,472,966	651,030	1,424,922	405,202
End of period	$1,605,464	$7,883,824	$3,443,956	$10,136,779	$30,081,445	$2,015,973	$6,518,438	$450,739	$957,637	$215,105

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Portfolio	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(12,268)	$56	$18,853	$30,886	$885	$(12,433)	$(6,891)	$145,182	$(4,855)	$(887,140)
Net realized gain (loss) on security transactions	(59,308)	100,436	(8,070)	(64,555)	2,267	29,119	17,589	735,526	59,047	3,368,051
Net realized gain distributions	323,250	80,805	—	723,431	33,043	—	—	2,392,496	136,232	2,804,166
Change in unrealized appreciation (depreciation) during the period	(448,443)	(313,193)	(74,226)	(1,228,850)	(65,603)	(59,733)	(54,337)	(6,790,399)	(371,764)	(7,019,988)
Net increase (decrease) in net assets resulting from operations	(196,769)	(131,896)	(63,443)	(539,088)	(29,408)	(43,047)	(43,639)	(3,517,195)	(181,340)	(1,734,911)

Unit transactions:
Purchases	350	11,031	525	2,864	232	—	—	106,538	2,663	122,606
Net transfers	(52,601)	(58,696)	(8,667)	247,999	(8,413)	(96)	—	(653,066)	(15,196)	999,043
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(210,046)	(194,021)	(294,878)	(527,533)	(36,119)	(37,798)	(30,776)	(2,381,395)	(166,735)	(6,436,042)
Other transactions	27	—	—	(3)	—	1	(1)	(132)	(23)	(560)
Death benefits	(12,784)	(10,378)	(8,389)	(87,247)	(8,329)	—	—	(1,048,173)	(42,109)	(671,542)
Net annuity transactions	(524)	—	—	—	—	—	—	42,483	9,128	(142,769)
Net increase (decrease) in net assets resulting from unit transactions	(275,578)	(252,064)	(311,409)	(363,920)	(52,629)	(37,893)	(30,777)	(3,933,745)	(212,272)	(6,129,264)
Net increase (decrease) in net assets	(472,347)	(383,960)	(374,852)	(903,008)	(82,037)	(80,940)	(74,416)	(7,450,940)	(393,612)	(7,864,175)

Net assets:
Beginning of period	1,228,881	1,762,744	1,242,297	5,309,552	475,756	648,894	412,283	28,015,053	1,525,950	45,202,691
End of period	$756,534	$1,378,784	$867,445	$4,406,544	$393,719	$567,954	$337,867	$20,564,113	$1,132,338	$37,338,516

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(144,919)	$(3,484)	$52,642	$(23,073)	$(13,876)	$(1,608)	$545,753	$2,914,923	$(177,937)	$(363,206)
Net realized gain (loss) on security transactions	167,054	18,137	(4,852)	62,475	38,778	11,206	1,818,500	(36,395,342)	326,578	642,830
Net realized gain distributions	844,055	21,764	129,386	115,328	75,637	7,383	2,667,684	—	1,733,933	1,765,747
Change in unrealized appreciation (depreciation) during the period	(1,423,365)	(49,739)	(283,656)	(156,008)	(144,846)	(22,535)	(4,957,635)	28,454,509	(2,707,401)	(2,178,322)
Net increase (decrease) in net assets resulting from operations	(557,175)	(13,322)	(106,480)	(1,278)	(44,307)	(5,554)	74,302	(5,025,910)	(824,827)	(132,951)

Unit transactions:
Purchases	71,357	—	650	390	—	—	5,456	177,135	66,935	39,428
Net transfers	1,017,946	(94)	28,444	94,062	(17,265)	(2,225)	58,536	925,930	525,959	(610,031)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	(30,469,529)	(214,908,886)	—	—
Surrenders for benefit payments and fees	(1,231,418)	(61,580)	(22,316)	(206,504)	(102,266)	(39,693)	(1,023,955)	(8,963,722)	(2,183,016)	(3,068,169)
Other transactions	(133)	(1)	—	1	(1)	(1)	1	(128)	106	(90)
Death benefits	(254,808)	—	—	(924)	(12,949)	(13,864)	(115,165)	(1,110,794)	(371,057)	(335,681)
Net annuity transactions	(14,203)	(7,632)	(599)	208	4,005	3,603	(132,881)	—	(149,299)	(89,755)
Net increase (decrease) in net assets resulting from unit transactions	(411,259)	(69,307)	6,179	(112,767)	(128,476)	(52,180)	(31,677,537)	(223,880,465)	(2,110,372)	(4,064,298)
Net increase (decrease) in net assets	(968,434)	(82,629)	(100,301)	(114,045)	(172,783)	(57,734)	(31,603,235)	(228,906,375)	(2,935,199)	(4,197,249)

Net assets:
Beginning of period	7,784,288	343,670	562,928	1,147,166	704,194	121,892	31,603,235	228,906,375	17,755,749	30,561,756
End of period	$6,815,854	$261,041	$462,627	$1,033,121	$531,411	$64,158	$—	$—	$14,820,550	$26,364,507

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2018

MFS® Research International Portfolio
Sub-Account

Operations:
Net investment income (loss)	$(69,511)
Net realized gain (loss) on security transactions	322,013
Net realized gain distributions	382,871
Change in unrealized appreciation (depreciation) during the period	(3,096,169)
Net increase (decrease) in net assets resulting from operations	(2,460,796)

Unit transactions:
Purchases	167,613
Net transfers	677,024
Net interfund transfers due to corporate actions	—
Surrenders for benefit payments and fees	(2,120,587)
Other transactions	853
Death benefits	(249,172)
Net annuity transactions	23,858
Net increase (decrease) in net assets resulting from unit transactions	(1,500,411)
Net increase (decrease) in net assets	(3,961,207)

Net assets:
Beginning of period	17,198,828
End of period	$13,237,621

The accompanying notes are an integral part of these financial statements.

(1) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(2) Funded as of April 20, 2018.
(3) Merged with HIMCO VIT Portfolio Diversifier Fund. Change effective April 20, 2018.
(4) Liquidated as of May 12, 2018.
(5) Funded as of April 20, 2018.
(6) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.
(7) Formerly Putnam VT Investors Fund. Change effective June 30, 2018.
(8) Merged with BlackRock S&P 500 Index V.I. Fund. Change effective April 20, 2018.
(9) Merged with BlackRock Managed Volatility V.I. Fund. Change effective April 20, 2018.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$39,638	$(8,057)	$41,012	$43,656	$(133,537)	$(4,583)	$(14,998)	$(675,891)	$(848,820)	$301,650
Net realized gain (loss) on security transactions	535,783	133,585	75,249	447,720	344,014	54,523	85,791	(1,387,912)	3,199,976	(2,084,838)
Net realized gain distributions	—	264,119	117,515	—	588,801	—	—	—	5,470,341	—
Change in unrealized appreciation (depreciation) during the period	(77,817)	106,338	1,679,583	2,794,721	422,468	39,711	470,667	8,144,501	3,592,411	1,969,735
Net increase (decrease) in net assets resulting from operations	497,604	495,985	1,913,359	3,286,097	1,221,746	89,651	541,460	6,080,698	11,413,908	186,547

Unit transactions:
Purchases	37,440	1,836	8,869	82,306	132,758	1,113	2,575	322,618	390,069	1,388,153
Net transfers	(396,216)	(352,006)	(250,014)	(727,903)	(464,387)	(52,857)	170,788	(767,245)	144,599	11,087,025
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(701,251)	(244,355)	(3,413,568)	(2,123,878)	(1,502,042)	(165,889)	(351,026)	(4,684,948)	(13,843,316)	(30,837,282)
Other transactions	1	1	(1)	(83)	(138)	(1)	4	1,344	702	7,314
Death benefits	(52,960)	(42,162)	(146,536)	(275,441)	(180,794)	—	(34,326)	(972,338)	(2,130,771)	(6,184,821)
Net annuity transactions	—	—	—	(4,692)	(2,412)	—	(332)	(43,131)	(27,515)	91,986
Net increase (decrease) in net assets resulting from unit transactions	(1,112,986)	(636,686)	(3,801,250)	(3,049,691)	(2,017,015)	(217,634)	(212,317)	(6,143,700)	(15,466,232)	(24,447,625)
Net increase (decrease) in net assets	(615,382)	(140,701)	(1,887,891)	236,406	(795,269)	(127,983)	329,143	(63,002)	(4,052,324)	(24,261,078)

Net assets:
Beginning of period	7,000,593	2,029,634	15,497,279	15,267,094	12,301,333	925,544	1,732,037	44,106,929	109,177,236	214,989,740
End of period	$6,385,211	$1,888,933	$13,609,388	$15,503,500	$11,506,064	$797,561	$2,061,180	$44,043,927	$105,124,912	$190,728,662

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(254,217)	$(1,493,073)	$(1,200,325)	$252,279	$(1,256)	$(1,386,764)	$5,211	$(987,330)	$1,125,126	$(1,599,656)
Net realized gain (loss) on security transactions	5,758,866	2,106,792	932,707	(57,878)	17,380	—	34,127	223,468	7,941,098	28,593,665
Net realized gain distributions	—	2,247,434	3,082,649	594,264	9,713	—	21,843	429,506	2,975,385	28,177,891
Change in unrealized appreciation (depreciation) during the period	16,452,915	10,787,743	5,190,639	85,868	(8,039)	—	42,160	3,877,889	25,037,820	27,592,048
Net increase (decrease) in net assets resulting from operations	21,957,564	13,648,896	8,005,670	874,533	17,798	(1,386,764)	103,341	3,543,533	37,079,429	82,763,948

Unit transactions:
Purchases	537,107	509,586	500,421	25,992	—	652,468	5,128	303,277	1,024,801	4,807,764
Net transfers	(4,911,141)	(1,844,479)	(2,139,788)	(232,906)	6,110	54,227,871	71,597	11,962,889	23,201,892	31,785,104
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(15,023,392)	(13,622,396)	(8,584,304)	(1,619,822)	(45,344)	(65,067,467)	(116,104)	(9,677,197)	(21,739,728)	(70,336,817)
Other transactions	6,741	7,302	5,621	(4)	(1)	9,885	—	4,459	1,324	28,123
Death benefits	(2,066,095)	(2,352,997)	(1,454,112)	(160,885)	—	(8,253,264)	(66,814)	(1,945,984)	(3,313,495)	(16,730,112)
Net annuity transactions	28,492	(162,703)	10,978	25,233	—	(84,120)	—	72,010	68,891	(1,312,392)
Net increase (decrease) in net assets resulting from unit transactions	(21,428,288)	(17,465,687)	(11,661,184)	(1,962,392)	(39,235)	(18,514,627)	(106,193)	719,454	(756,315)	(51,758,330)
Net increase (decrease) in net assets	529,276	(3,816,791)	(3,655,514)	(1,087,859)	(21,437)	(19,901,391)	(2,852)	4,262,987	36,323,114	31,005,618

Net assets:
Beginning of period	112,985,260	114,750,629	73,362,150	11,768,580	302,253	132,108,464	1,033,246	72,264,696	164,500,263	615,841,369
End of period	$113,514,536	$110,933,838	$69,706,636	$10,680,721	$280,816	$112,207,073	$1,030,394	$76,527,683	$200,823,377	$646,846,987

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$943,656	$2,885,304	$(2,332,738)	$(16,675,348)	$(4,144,840)	$(708,084)	$(919,897)	$(1,733,365)	$(17,838)	$(102,903)
Net realized gain (loss) on security transactions	20,768,071	(67,564)	9,796,382	52,462,552	44,712,150	8,335,629	4,938,751	3,819,359	7,401	285,944
Net realized gain distributions	15,285,238	8,239,681	6,433,651	122,955,958	81,584,495	3,594,134	—	—	27,082	415,730
Change in unrealized appreciation (depreciation) during the period	22,036,956	577,651	40,792,772	140,776,456	115,972,000	70,346,957	22,436,959	26,062,704	214,390	1,039,547
Net increase (decrease) in net assets resulting from operations	59,033,921	11,635,072	54,690,067	299,519,618	238,123,805	81,568,636	26,455,813	28,148,698	231,035	1,638,318

Unit transactions:
Purchases	2,010,723	2,605,876	703,912	6,223,780	6,699,655	1,825,007	341,305	1,031,903	1,040	59,573
Net transfers	21,420,384	144,828,295	16,289,627	145,864,716	79,726,549	94,974,682	17,084,033	24,884,793	136,108	1,438,900
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(52,043,438)	(71,637,880)	(24,603,674)	(150,306,132)	(141,954,497)	(35,764,610)	(12,121,396)	(15,653,559)	(65,503)	(790,173)
Other transactions	17,471	22,913	5,445	31,433	48,260	8,015	1,511	1,725	(24)	(8)
Death benefits	(10,439,236)	(13,530,400)	(4,731,826)	(27,747,676)	(34,351,316)	(7,563,973)	(1,928,720)	(2,473,341)	(2,275)	(26,722)
Net annuity transactions	(125,720)	(86,915)	(286,995)	(533,643)	(882,291)	12,520	5,332	21,757	(2,445)	—
Net increase (decrease) in net assets resulting from unit transactions	(39,159,816)	62,201,889	(12,623,511)	(26,467,522)	(90,713,640)	53,491,641	3,382,065	7,813,278	66,901	681,570
Net increase (decrease) in net assets	19,874,105	73,836,961	42,066,556	273,052,096	147,410,165	135,060,277	29,837,878	35,961,976	297,936	2,319,888

Net assets:
Beginning of period	424,290,310	581,920,132	199,082,119	1,217,435,416	1,249,416,840	284,007,792	100,940,043	123,282,848	679,238	4,807,498
End of period	$444,164,415	$655,757,093	$241,148,675	$1,490,487,512	$1,396,827,005	$419,068,069	$130,777,921	$159,244,824	$977,174	$7,127,386

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(414,158)	$(487,739)	$(15,409)	$(27,585)	$37,165	$(947,317)	$14,908,011	$(779,158)	$81,114	$(2,551,777)
Net realized gain (loss) on security transactions	3,695,575	2,159,400	121,806	78,031	1,320	17,365,294	8,104,932	1,695,828	(22,960)	(4,154,194)
Net realized gain distributions	3,402,702	2,168,135	552,205	172,256	8,968	14,433,267	—	4,757,818	—	13,611,136
Change in unrealized appreciation (depreciation) during the period	4,611,754	3,967,634	(307,496)	291,109	52,430	36,405,800	24,807,253	7,867,343	376,266	17,538,818
Net increase (decrease) in net assets resulting from operations	11,295,873	7,807,430	351,106	513,811	99,883	67,257,044	47,820,196	13,541,831	434,420	24,443,983

Unit transactions:
Purchases	403,289	419,468	12,494	34,255	198	2,159,603	2,657,563	410,187	3,320	1,015,635
Net transfers	(2,157,977)	(641,883)	(275,801)	(296,705)	384,311	(10,791,241)	(14,233,658)	913,529	(73,929)	(3,415,085)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,385,096)	(7,327,448)	(342,462)	(364,514)	(142,356)	(52,294,565)	(82,968,027)	(8,405,351)	(597,670)	(17,579,661)
Other transactions	(187)	(207)	—	1	(1)	8,983	26,287	12,552	1	1,138
Death benefits	(687,791)	(755,122)	(15,904)	(718)	(23,154)	(7,482,059)	(15,057,304)	(1,393,450)	(48,502)	(3,261,251)
Net annuity transactions	(18,219)	(5,073)	—	—	25,323	547,598	(739,175)	55,780	(10,319)	(175,061)
Net increase (decrease) in net assets resulting from unit transactions	(11,845,981)	(8,310,265)	(621,673)	(627,681)	244,321	(67,851,681)	(110,314,314)	(8,406,753)	(727,099)	(23,414,285)
Net increase (decrease) in net assets	(550,108)	(502,835)	(270,567)	(113,870)	344,204	(594,637)	(62,494,118)	5,135,078	(292,679)	1,029,698

Net assets:
Beginning of period	61,582,760	46,084,251	2,288,094	2,632,250	1,422,291	399,706,589	669,321,675	55,050,262	5,290,790	136,352,797
End of period	$61,032,652	$45,581,416	$2,017,527	$2,518,380	$1,766,495	$399,111,952	$606,827,557	$60,185,340	$4,998,111	$137,382,495

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(752,985)	$3,537,115	$2,410,535	$(390,628)	$1,355,323	$(248,911)	$(13,177)	$(416,811)	$(729,421)	$121,248
Net realized gain (loss) on security transactions	992,606	(3,789,403)	18,550,920	858,393	2,015,154	7,746,755	1,568,937	(1,883,356)	(503,839)	845,757
Net realized gain distributions	4,174,319	—	20,783,619	—	—	—	12,236,380	53,574	159,965	—
Change in unrealized appreciation (depreciation) during the period	339,020	8,677,522	(8,478,951)	15,768,228	22,708,642	22,119,417	731,895	7,374,795	1,365,469	1,197,052
Net increase (decrease) in net assets resulting from operations	4,752,960	8,425,234	33,266,123	16,235,993	26,079,119	29,617,261	14,524,035	5,128,202	292,174	2,164,057

Unit transactions:
Purchases	449,709	1,843,796	3,004,662	388,108	823,802	921,963	888,247	158,751	229,997	16,523
Net transfers	(4,395,161)	6,927,754	(7,323,712)	1,108,562	(3,195,562)	(6,274,173)	(1,802,737)	(1,310,919)	1,746,230	2,861,056
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,195,744)	(39,979,083)	(65,930,982)	(6,974,139)	(23,289,540)	(26,039,970)	(27,111,042)	(3,190,783)	(7,898,036)	(2,447,561)
Other transactions	4,781	11,517	19,061	5,612	7,620	7,357	653	9	117	1
Death benefits	(1,238,906)	(7,368,822)	(10,555,520)	(751,002)	(3,645,550)	(4,134,387)	(3,633,065)	(453,011)	(1,076,448)	(96,490)
Net annuity transactions	(22,994)	(246,255)	(163,292)	(42,799)	(133,686)	136,252	179,165	24,421	5,333	—
Net increase (decrease) in net assets resulting from unit transactions	(12,398,315)	(38,811,093)	(80,949,783)	(6,265,658)	(29,432,916)	(35,382,958)	(31,478,779)	(4,771,532)	(6,992,807)	333,529
Net increase (decrease) in net assets	(7,645,355)	(30,385,859)	(47,683,660)	9,970,335	(3,353,797)	(5,765,697)	(16,954,744)	356,670	(6,700,633)	2,497,586

Net assets:
Beginning of period	66,275,531	307,649,697	546,352,159	44,835,464	190,816,473	195,538,651	227,709,995	22,402,487	53,896,474	14,912,187
End of period	$58,630,176	$277,263,838	$498,668,499	$54,805,799	$187,462,676	$189,772,954	$210,755,251	$22,759,157	$47,195,841	$17,409,773

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,468,424	$(1,315,587)	$516,891	$(38,286)	$(435,440)	$(1,566,890)	$1,338,486	$(13,620)	$(39,879)	$(1,450,152)
Net realized gain (loss) on security transactions	2,171,621	11,995,673	8,537,702	117,173	1,750,258	4,803,987	16,000	1,600,466	3,213	261,014
Net realized gain distributions	—	18,901,440	19,262,825	201,678	7,460,577	1,347,957	—	—	157,419	—
Change in unrealized appreciation (depreciation) during the period	7,006,159	38,437,067	15,388,007	873,808	4,036,696	22,612,294	362,317	5,197,229	494,934	82,731
Net increase (decrease) in net assets resulting from operations	15,646,204	68,018,593	43,705,425	1,154,373	12,812,091	27,197,348	1,716,803	6,784,075	615,687	(1,106,407)

Unit transactions:
Purchases	1,561,439	1,654,278	1,166,660	14,978	379,488	538,511	130,184	250,264	28,594	1,073,219
Net transfers	34,680,353	(19,384,578)	(13,257,790)	613,565	(2,020,169)	(9,061,998)	317,962	(1,162,599)	122,974	2,669,642
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(57,782,097)	(49,060,510)	(35,878,454)	(433,219)	(9,605,103)	(15,080,799)	(4,449,243)	(4,433,543)	(679,584)	(26,457,252)
Other transactions	(207)	(268)	(266)	(1)	(172)	148	20	61	—	2,241
Death benefits	(7,826,844)	(5,971,056)	(5,139,633)	(21,276)	(1,166,956)	(1,772,296)	(444,788)	(396,741)	(40,216)	(5,298,478)
Net annuity transactions	(5,514)	(39,771)	(79,020)	—	(5,623)	(558)	—	(30,282)	(407)	(260,944)
Net increase (decrease) in net assets resulting from unit transactions	(29,372,870)	(72,801,905)	(53,188,503)	174,047	(12,418,535)	(25,376,992)	(4,445,865)	(5,772,840)	(568,639)	(28,271,572)
Net increase (decrease) in net assets	(13,726,666)	(4,783,312)	(9,483,078)	1,328,420	393,556	1,820,356	(2,729,062)	1,011,235	47,048	(29,377,979)

Net assets:
Beginning of period	428,905,117	365,083,148	291,705,438	3,856,725	69,893,555	103,653,883	30,002,601	31,168,276	5,289,564	164,861,963
End of period	$415,178,451	$360,299,836	$282,222,360	$5,185,145	$70,287,111	$105,474,239	$27,273,539	$32,179,511	$5,336,612	$135,483,984

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(136,491)	$(119,792)	$6,562	$135,427	$55,544	$1,920	$17,817	$885,539	$(12,127)	$(1,997,194)
Net realized gain (loss) on security transactions	(147,832)	202,815	162,166	(94,388)	678,879	114,954	204,217	577,845	534,830	8,295,365
Net realized gain distributions	—	—	—	—	1,035,572	803,757	868,486	334,631	609,857	5,039,071
Change in unrealized appreciation (depreciation) during the period	2,326,806	1,102,408	309,413	(78,392)	136,228	258,916	1,379,404	812,862	(425,485)	21,798,593
Net increase (decrease) in net assets resulting from operations	2,042,483	1,185,431	478,141	(37,353)	1,906,223	1,179,547	2,469,924	2,610,877	707,075	33,135,835

Unit transactions:
Purchases	41,304	74,733	86,989	222,613	20,109	15,998	31,632	157,001	21,505	717,885
Net transfers	(767,945)	1,047,827	153,906	1,325,049	(691,779)	(403,477)	304,890	2,353,465	(169,945)	(9,400,005)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,098,955)	(923,739)	(557,118)	(3,882,034)	(1,903,430)	(1,534,043)	(1,846,710)	(5,824,787)	(844,089)	(15,281,613)
Other transactions	2	(160)	7	(7)	81	(11)	—	(35)	—	6,368
Death benefits	(150,403)	(32,586)	(200)	(449,074)	(154,228)	(93,132)	(208,475)	(831,203)	(417,186)	(1,937,990)
Net annuity transactions	—	(401)	—	(316)	—	—	—	(27,223)	—	(30,639)
Net increase (decrease) in net assets resulting from unit transactions	(1,975,997)	165,674	(316,416)	(2,783,769)	(2,729,247)	(2,014,665)	(1,718,663)	(4,172,782)	(1,409,715)	(25,925,994)
Net increase (decrease) in net assets	66,486	1,351,105	161,725	(2,821,122)	(823,024)	(835,118)	751,261	(1,561,905)	(702,640)	7,209,841

Net assets:
Beginning of period	9,304,990	6,187,974	2,749,650	23,603,588	15,091,684	11,260,482	15,026,874	36,091,538	7,083,092	122,778,839
End of period	$9,371,476	$7,539,079	$2,911,375	$20,782,466	$14,268,660	$10,425,364	$15,778,135	$34,529,633	$6,380,452	$129,988,680

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(178,075)	$(1,476,664)	$(787,496)	$(1,505,044)	$1,854,979	$607,896	$8,828,923	$(57,615)	$3,908,975	$7,340
Net realized gain (loss) on security transactions	922,416	6,260,666	1,253,314	2,219,733	11,060,321	13,156,093	1,755,601	775,076	(372,880)	(23,777)
Net realized gain distributions	658,954	4,787,045	2,565,953	1,475,715	10,696,766	9,714,651	—	1,377,362	—	49,740
Change in unrealized appreciation (depreciation) during the period	2,075,381	14,250,176	6,593,168	15,145,063	15,104,716	12,779,850	3,609,268	1,850,782	548,855	473,449
Net increase (decrease) in net assets resulting from operations	3,478,676	23,821,223	9,624,939	17,335,467	38,716,782	36,258,490	14,193,792	3,945,605	4,084,950	506,752

Unit transactions:
Purchases	28,001	1,219,263	188,719	428,521	2,448,763	1,452,448	1,584,400	114,576	576,199	1,200
Net transfers	(141,337)	(4,229,214)	172,827	(3,497,589)	5,358,377	(5,056,594)	41,428,575	(797,181)	1,950,154	107,266
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,682,741)	(15,156,229)	(5,939,942)	(9,637,729)	(46,688,146)	(31,381,266)	(65,662,788)	(2,794,914)	(12,729,665)	(652,577)
Other transactions	(33)	3,574	7,414	3,501	5,763	2,388	5,070	201	7,109	2
Death benefits	(87,352)	(3,391,095)	(713,381)	(1,437,200)	(8,702,831)	(4,964,631)	(9,828,397)	(228,844)	(2,061,307)	(48,857)
Net annuity transactions	73,476	(82,328)	(114,129)	(53,624)	(345,094)	23,854	350,532	(19,070)	(34,286)	—
Net increase (decrease) in net assets resulting from unit transactions	(2,809,986)	(21,636,029)	(6,398,492)	(14,194,120)	(47,923,168)	(39,923,801)	(32,122,608)	(3,725,232)	(12,291,796)	(592,966)
Net increase (decrease) in net assets	668,690	2,185,194	3,226,447	3,141,347	(9,206,386)	(3,665,311)	(17,928,816)	220,373	(8,206,846)	(86,214)

Net assets:
Beginning of period	17,286,675	123,783,570	42,265,469	78,731,933	402,120,648	251,725,979	520,214,626	19,606,867	90,637,053	4,374,530
End of period	$17,955,365	$125,968,764	$45,491,916	$81,873,280	$392,914,262	$248,060,668	$502,285,810	$19,827,240	$82,430,207	$4,288,316

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(497)	$(11,877)	$44,615	$7,042	$(35,029)	$(143,687)	$(85,312)	$(59,445)	$(33,323)
Net realized gain (loss) on security transactions	11,131	22,571	381,900	9,707	35,774	201,496	294,818	288,089	15,888
Net realized gain distributions	26,152	114,344	378,144	—	175,986	—	115,264	666,582	182,214
Change in unrealized appreciation (depreciation) during the period	2,278	28,544	272,536	9,274	505,134	3,219,436	430,448	915,692	266,380
Net increase (decrease) in net assets resulting from operations	39,064	153,582	1,077,195	26,023	681,865	3,277,245	755,218	1,810,918	431,159

Unit transactions:
Purchases	—	—	26,516	—	6,895	43,418	35,504	2,512	12,475
Net transfers	(43,986)	33,528	(497,190)	39,162	(81,343)	(306,969)	624,139	(1,312,210)	130,985
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,294)	(52,377)	(1,204,437)	(41,703)	(236,765)	(1,305,132)	(1,273,804)	(1,103,539)	(225,349)
Other transactions	—	—	(1)	1	57	5	2	1	4
Death benefits	175	175	(3,589)	—	(30,685)	(109,968)	(73,648)	98	(1,765)
Net annuity transactions	—	(8,710)	(835)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(53,105)	(27,384)	(1,679,536)	(2,540)	(341,841)	(1,678,646)	(687,807)	(2,413,138)	(83,650)
Net increase (decrease) in net assets	(14,041)	126,198	(602,341)	23,483	340,024	1,598,599	67,411	(602,220)	347,509

Net assets:
Beginning of period	192,278	587,231	7,837,733	627,324	1,780,243	9,081,317	9,695,149	6,737,155	1,795,609
End of period	$178,237	$713,429	$7,235,392	$650,807	$2,120,267	$10,679,916	$9,762,560	$6,134,935	$2,143,118

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(109,676)	$(17,044)	$(140,089)	$1,507,517	$(4,475)	$(60,353)	$(917)	$6,845	$545
Net realized gain (loss) on security transactions	720,072	88,561	1,014,352	(750,607)	73,133	359,211	33,660	54,471	10,678
Net realized gain distributions	—	81,638	785,986	—	98,939	107,707	—	—	20,341
Change in unrealized appreciation (depreciation) during the period	2,585,188	349,541	(21,748)	1,218,904	176,985	1,625,848	118,505	247,669	42,897
Net increase (decrease) in net assets resulting from operations	3,195,584	502,696	1,638,501	1,975,814	344,582	2,032,413	151,248	308,985	74,461

Unit transactions:
Purchases	76,529	20,915	63,569	196,990	8,972	49,477	259	783	948
Net transfers	236,356	124,782	(1,562,445)	990,416	(78,916)	(1,503,381)	12,023	85,316	27,122
Net interfund transfers due to corporate actions	—	2,423,766	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,595,213)	(703,183)	(1,974,194)	(5,535,447)	(463,327)	(856,814)	(263,034)	(298,117)	(38,887)
Other transactions	(18)	2	(36)	(89)	—	5	(1)	(1)	—
Death benefits	(267,736)	(11,358)	(243,135)	(676,157)	(18,931)	(33,065)	(784)	(82,041)	—
Net annuity transactions	—	—	—	(28,670)	—	—	—	(12,669)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,550,082)	1,854,924	(3,716,241)	(5,052,957)	(552,202)	(2,343,778)	(251,537)	(306,729)	(10,817)
Net increase (decrease) in net assets	1,645,502	2,357,620	(2,077,740)	(3,077,143)	(207,620)	(311,365)	(100,289)	2,256	63,644

Net assets:
Beginning of period	10,102,954	2,364,205	15,735,710	38,912,966	2,833,791	7,784,331	751,319	1,422,666	341,558
End of period	$11,748,456	$4,721,825	$13,657,970	$35,835,823	$2,626,171	$7,472,966	$651,030	$1,424,922	$405,202

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(13,196)	$17,134	$41,083	$133,259	$3,943	$(11,376)	$(6,922)	$26,394	$3,050	$(847,514)
Net realized gain (loss) on security transactions	13,481	73,170	(11,069)	(277,614)	(5,460)	10,471	3,568	1,012,417	57,456	3,326,740
Net realized gain distributions	75,267	52,830	—	—	—	—	—	1,151,405	60,495	3,516,231
Change in unrealized appreciation (depreciation) during the period	896	136,733	115,066	1,245,804	64,320	141,032	55,453	1,148,579	90,838	3,938,934
Net increase (decrease) in net assets resulting from operations	76,448	279,867	145,080	1,101,449	62,803	140,127	52,099	3,338,795	211,839	9,934,391

Unit transactions:
Purchases	1,500	42,650	871	1,515	192	—	—	131,033	3,450	279,491
Net transfers	(282,718)	(69,552)	(379)	(784,290)	86,884	(81)	—	(1,563,986)	13,281	110,545
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(542,857)	(116,183)	(109,522)	(826,163)	(176,970)	(3,266)	(2,757)	(3,491,277)	(139,331)	(4,935,506)
Other transactions	1	—	—	1	—	2	(1)	(13)	15	1,164
Death benefits	(28,780)	(8,103)	(130,591)	86	(71,650)	(5,511)	—	(476,714)	(74,640)	(923,892)
Net annuity transactions	(547)	—	—	—	—	—	—	(17,730)	—	(57,853)
Net increase (decrease) in net assets resulting from unit transactions	(853,401)	(151,188)	(239,621)	(1,608,851)	(161,544)	(8,856)	(2,758)	(5,418,687)	(197,225)	(5,526,051)
Net increase (decrease) in net assets	(776,953)	128,679	(94,541)	(507,402)	(98,741)	131,271	49,341	(2,079,892)	14,614	4,408,340

Net assets:
Beginning of period	2,005,834	1,634,065	1,336,838	5,816,954	574,497	517,623	362,942	30,094,945	1,511,336	40,794,351
End of period	$1,228,881	$1,762,744	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,015,053	$1,525,950	$45,202,691

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(168,296)	$(4,886)	$4,869	$(21,618)	$(15,936)	$(1,909)	$223,256	$120,330
Net realized gain (loss) on security transactions	92,852	39,148	2,907	8,622	48,405	8,556	1,397,744	(4,426,578)
Net realized gain distributions	546,701	15,017	—	32,854	41,002	11,202	1,831,658	—
Change in unrealized appreciation (depreciation) during the period	1,088,042	(15,270)	100,489	216,576	105,156	5,321	2,623,116	(6,167,130)
Net increase (decrease) in net assets resulting from operations	1,559,299	34,009	108,265	236,434	178,627	23,170	6,075,774	(10,473,378)

Unit transactions:
Purchases	53,890	—	1,300	780	—	975	37,114	373,346
Net transfers	(80,903)	(30,805)	(17,429)	(37,169)	(18,517)	(808)	(4,328,385)	23,011,185
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(945,227)	(99,626)	(49,480)	(138,564)	(197,915)	(35,311)	(4,464,707)	(34,428,354)
Other transactions	9	3	50	(60)	(164)	(11)	9	(1,493)
Death benefits	(326,902)	—	(1,685)	(6,439)	(10,772)	—	(809,388)	(1,984,805)
Net annuity transactions	37,670	64,588	(771)	934	2,272	—	(63,219)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,261,463)	(65,840)	(68,015)	(180,518)	(225,096)	(35,155)	(9,628,576)	(13,030,121)
Net increase (decrease) in net assets	297,836	(31,831)	40,250	55,916	(46,469)	(11,985)	(3,552,802)	(23,503,499)

Net assets:
Beginning of period	7,486,452	375,501	522,678	1,091,250	750,663	133,877	35,156,037	252,409,874
End of period	$7,784,288	$343,670	$562,928	$1,147,166	$704,194	$121,892	$31,603,235	$228,906,375

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2017

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(132,809)	$(347,776)	$(19,682)
Net realized gain (loss) on security transactions	66,465	(9,697)	107,501
Net realized gain distributions	983,971	1,549,805	—
Change in unrealized appreciation (depreciation) during the period	2,501,789	5,787,570	3,897,906
Net increase (decrease) in net assets resulting from operations	3,419,416	6,979,902	3,985,725

Unit transactions:
Purchases	139,525	229,683	172,521
Net transfers	517,245	(308,924)	(937,889)
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(1,534,923)	(4,066,436)	(2,766,918)
Other transactions	(58)	29	1,384
Death benefits	(425,015)	(887,908)	(492,506)
Net annuity transactions	631	53,658	8,657
Net increase (decrease) in net assets resulting from unit transactions	(1,302,595)	(4,979,898)	(4,014,751)
Net increase (decrease) in net assets	2,116,821	2,000,004	(29,026)

Net assets:
Beginning of period	15,638,928	28,561,752	17,227,854
End of period	$17,755,749	$30,561,756	$17,198,828

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2018

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Hartford Life Insurance Company and its indirect wholly owned subsidiary, the Sponsor Company,  to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Formerly Hartford Small/Mid Cap Equity HLS Fund), Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series, MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund (Merged with HIMCO VIT Portfolio Diversifier Fund), BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund*, BlackRock S&P 500 Index V.I. Fund (Merged with HIMCO VIT Index Fund), BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund (Formerly Putnam VT Investors Fund), Putnam VT Small Cap Value Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO StocksPLUS® Global Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Portfolio, Prudential Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund (Merged with BlackRock S&P 500 Index V.I. Fund), HIMCO VIT Portfolio Diversifier Fund (Merged with BlackRock Managed Volatility V.I. Fund), MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

* During 2018, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2018 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2018 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2018 and 2017.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013 and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2018.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 1.50%
MAV Plus maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - Up to and including April 20, 2018 the Sponsor Company and its affiliates received fees from the HIMCO VIT funds for services provided. The fees received for these services are a maximum of 0.85% of the Funds’ average daily net assets. On April 20, 2018, as disclosed in Note 1, the HIMCO VIT funds were merged with Blackrock funds.  Up to and including May 31, 2018 the Sponsor Company and its affiliates received fees from the HLS funds for services provided. The fees received for these services are a maximum of 1.07% of the Funds’ average daily net assets. As a result of the Talcott Resolution Sale Transaction disclosed in Note 1, the HLS funds are no longer affiliated with the Sponsor Company or its affiliates.
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$920,225	$1,435,389
American Century VP Growth Fund	$214,429	$484,999
AB VPS Balanced Wealth Strategy Portfolio	$1,496,588	$2,748,623
AB VPS International Value Portfolio	$1,990,653	$2,905,778
AB VPS Small/Mid Cap Value Portfolio	$1,793,556	$2,994,571
AB VPS Value Portfolio	$58,753	$288,444
AB VPS International Growth Portfolio	$296,438	$688,880
Invesco V.I. Value Opportunities Fund	$6,168,272	$9,448,283
Invesco V.I. Core Equity Fund	$11,550,690	$20,691,181
Invesco V.I. Government Securities Fund	$20,101,756	$41,706,775
Invesco V.I. International Growth Fund	$12,571,777	$20,076,002
Invesco V.I. Mid Cap Core Equity Fund	$19,061,582	$19,520,647
Invesco V.I. Small Cap Equity Fund	$9,954,320	$15,984,583
Invesco V.I. Balanced Risk Allocation Fund	$1,225,998	$2,241,702
Invesco V.I. Diversified Dividend Fund	$10,477	$108,473
Invesco V.I. Government Money Market Fund	$123,127,029	$121,136,710
American Century VP Mid Cap Value Fund	$102,838	$189,246
American Funds Global Bond Fund	$11,093,639	$17,846,566
American Funds Global Growth and Income Fund	$25,989,996	$40,411,827
American Funds Asset Allocation Fund	$61,951,799	$110,944,950
American Funds Blue Chip Income and Growth Fund	$54,220,998	$83,324,242
American Funds Bond Fund	$52,341,727	$126,365,091
American Funds Global Growth Fund	$30,001,080	$46,188,793
American Funds Growth Fund	$187,471,549	$290,385,248
American Funds Growth-Income Fund	$140,030,014	$257,575,562
American Funds International Fund	$51,159,382	$71,714,690
American Funds New World Fund	$11,436,814	$29,059,175
American Funds Global Small Capitalization Fund	$14,865,586	$29,475,792
Wells Fargo VT Omega Growth Fund	$214,938	$340,616
Fidelity® VIP Growth Portfolio	$3,102,250	$1,880,430
Fidelity® VIP Contrafund® Portfolio	$8,942,249	$12,523,334
Fidelity® VIP Mid Cap Portfolio	$5,792,320	$9,567,259
Fidelity® VIP Value Strategies Portfolio	$186,007	$546,303
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$537,752	$502,425
Fidelity® VIP Strategic Income Portfolio	$328,648	$515,901
Franklin Rising Dividends VIP Fund	$41,249,044	$79,806,803
Franklin Income VIP Fund	$62,113,702	$134,673,794
Franklin Large Cap Growth VIP Fund	$9,994,148	$17,196,929
Franklin Global Real Estate VIP Fund	$169,380	$954,278
Franklin Small-Mid Cap Growth VIP Fund	$20,740,740	$27,894,180
Franklin Small Cap Value VIP Fund	$14,264,575	$15,048,173
Franklin Strategic Income VIP Fund	$21,779,891	$56,605,789
Franklin Mutual Shares VIP Fund	$39,941,953	$92,516,076
Templeton Developing Markets VIP Fund	$6,199,556	$15,838,038
Templeton Foreign VIP Fund	$19,093,714	$29,486,043
Templeton Growth VIP Fund	$23,387,262	$34,489,840
Franklin Mutual Global Discovery VIP Fund	$11,323,506	$39,165,516
Franklin Flex Cap Growth VIP Fund	$15,830,634	$8,379,707
Templeton Global Bond VIP Fund	$2,839,700	$12,519,856
Hartford Balanced HLS Fund	$4,179,393	$5,930,188
Hartford Total Return Bond HLS Fund	$43,703,255	$83,956,684
Hartford Capital Appreciation HLS Fund	$44,325,974	$78,414,692
Hartford Dividend and Growth HLS Fund	$38,267,083	$63,731,262
Hartford Global Growth HLS Fund	$1,641,426	$2,268,099
Hartford Disciplined Equity HLS Fund	$9,008,117	$19,300,139
Hartford Growth Opportunities HLS Fund	$18,657,616	$32,877,392
Hartford High Yield HLS Fund	$7,265,427	$10,015,953
Hartford International Opportunities HLS Fund	$4,779,066	$6,076,090
Hartford MidCap Growth HLS Fund+	$849,285	$1,207,173
Hartford Ultrashort Bond HLS Fund	$38,680,862	$40,697,585
Hartford Small Company HLS Fund	$2,452,793	$3,216,475
Hartford SmallCap Growth HLS Fund	$1,807,714	$1,994,568
Hartford Stock HLS Fund	$235,639	$591,269
Hartford U.S. Government Securities HLS Fund	$2,516,704	$7,462,565
Hartford Value HLS Fund	$2,208,212	$3,206,900
Lord Abbett Fundamental Equity Fund	$2,569,601	$2,425,036
Lord Abbett Calibrated Dividend Growth Fund	$2,235,635	$4,590,864
Lord Abbett Bond Debenture Fund	$4,186,803	$8,302,047
Lord Abbett Growth and Income Fund	$713,311	$964,635
MFS® Growth Fund	$26,013,708	$38,766,824
MFS® Global Equity Fund	$2,168,204	$3,518,615
MFS® Investors Trust Fund	$10,200,961	$27,247,690
MFS® Mid Cap Growth Fund	$16,589,767	$11,918,559
MFS® New Discovery Fund	$19,797,017	$23,757,712
MFS® Total Return Fund	$34,747,440	$69,868,550
MFS® Value Fund	$32,764,918	$52,978,499
MFS® Total Return Bond Series	$45,381,698	$114,338,479
MFS® Research Fund	$3,876,863	$5,203,434
MFS® High Yield Portfolio	$10,142,156	$19,691,655
BlackRock Managed Volatility V.I. Fund+	$227,784,414	$34,272,732
BlackRock Global Allocation V.I. Fund	$206,540	$996,948
BlackRock Global Opportunities V.I. Fund+	$10,802	$191,763
BlackRock S&P 500 Index V.I. Fund+	$34,992,634	$4,970,762
BlackRock Large Cap Focus Growth V.I. Fund	$372,079	$148,671
BlackRock Equity Dividend V.I. Fund	$1,440,900	$1,668,959
Morgan Stanley VIF Core Plus Fixed Income Portfolio	$25,175	$56,682
Morgan Stanley VIF Growth Portfolio	$603,980	$543,818
Morgan Stanley VIF Mid Cap Growth Portfolio	$3,971,642	$4,637,061
Invesco V.I. American Value Fund	$1,523,521	$2,529,905
BlackRock Capital Appreciation V.I. Fund	$2,325,180	$1,887,204
Oppenheimer Capital Appreciation Fund/VA	$273,821	$591,056
Oppenheimer Global Fund/VA	$1,550,489	$3,409,383
Oppenheimer Main Street Fund®/VA	$609,344	$1,172,933
Oppenheimer Main Street Small Cap Fund/VA	$2,587,302	$3,358,985
Putnam VT Diversified Income Fund	$3,546,914	$7,640,237
Putnam VT Global Asset Allocation Fund	$265,790	$495,018
Putnam VT Growth Opportunities Fund	$1,165,235	$1,951,163
Putnam VT International Value Fund	$63,278	$148,077
Putnam VT International Equity Fund	$289,877	$509,105
Putnam VT Multi-Cap Core Fund+	$117,548	$260,764
Putnam VT Small Cap Value Fund	$553,443	$518,040
Putnam VT Equity Income Fund	$237,596	$408,798
PIMCO All Asset Fund	$65,649	$358,204
PIMCO StocksPLUS® Global Portfolio	$1,519,653	$1,129,255
PIMCO Global Multi-Asset Managed Allocation Portfolio	$54,681	$73,382
Jennison 20/20 Focus Portfolio	$—	$50,326
Prudential Value Portfolio	$—	$37,668
Invesco V.I. Growth and Income Fund	$3,740,505	$5,136,575
Invesco V.I. Comstock Fund	$176,526	$257,421
Invesco V.I. American Franchise Fund	$8,043,393	$12,255,626
Invesco V.I. Mid Cap Growth Fund	$2,945,888	$2,658,013
Wells Fargo VT Index Asset Allocation Fund	$25,453	$76,478
Wells Fargo VT International Equity Fund	$225,719	$37,512
Wells Fargo VT Small Cap Growth Fund	$387,872	$408,385
Wells Fargo VT Discovery Fund	$98,372	$165,086
Wells Fargo VT Opportunity Fund	$11,430	$57,834
HIMCO VIT Index Fund+	$4,423,681	$32,887,781
HIMCO VIT Portfolio Diversifier Fund+	$12,667,367	$233,632,918
MFS® Core Equity Portfolio	$3,345,242	$3,899,616
MFS® Massachusetts Investors Growth Stock Portfolio	$4,967,462	$7,629,221
MFS® Research International Portfolio	$2,825,500	$4,012,551

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2018 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	43,445	68,328	(24,883)
American Century VP Growth Fund	8,666	21,985	(13,319)
AB VPS Balanced Wealth Strategy Portfolio	79,517	229,128	(149,611)
AB VPS International Value Portfolio	230,806	332,574	(101,768)
AB VPS Small/Mid Cap Value Portfolio	39,636	111,426	(71,790)
AB VPS Value Portfolio	3,766	18,150	(14,384)
AB VPS International Growth Portfolio	29,387	66,248	(36,861)
Invesco V.I. Value Opportunities Fund	1,097,874	4,639,714	(3,541,840)
Invesco V.I. Core Equity Fund	262,044	1,000,438	(738,394)
Invesco V.I. Government Securities Fund	13,050,617	30,443,695	(17,393,078)
Invesco V.I. International Growth Fund	2,548,899	5,049,996	(2,501,097)
Invesco V.I. Mid Cap Core Equity Fund	1,783,794	6,567,548	(4,783,754)
Invesco V.I. Small Cap Equity Fund	261,215	621,168	(359,953)
Invesco V.I. Balanced Risk Allocation Fund	22,045	156,164	(134,119)
Invesco V.I. Diversified Dividend Fund	32	5,411	(5,379)
Invesco V.I. Government Money Market Fund	13,287,540	13,025,601	261,939
American Century VP Mid Cap Value Fund	1,420	8,193	(6,773)
American Funds Global Bond Fund	794,988	1,416,622	(621,634)
American Funds Global Growth and Income Fund	625,924	2,328,273	(1,702,349)
American Funds Asset Allocation Fund	1,365,741	4,782,640	(3,416,899)
American Funds Blue Chip Income and Growth Fund	7,017,562	33,036,113	(26,018,551)
American Funds Bond Fund	2,879,676	8,545,915	(5,666,239)
American Funds Global Growth Fund	617,106	1,842,144	(1,225,038)
American Funds Growth Fund	1,991,381	12,293,405	(10,302,024)
American Funds Growth-Income Fund	1,550,820	9,871,241	(8,320,421)
American Funds International Fund	1,967,342	4,324,648	(2,357,306)
American Funds New World Fund	357,029	1,120,990	(763,961)
American Funds Global Small Capitalization Fund	437,129	1,332,430	(895,301)
Wells Fargo VT Omega Growth Fund	4,293	11,740	(7,447)
Fidelity® VIP Growth Portfolio	90,840	79,361	11,479
Fidelity® VIP Contrafund® Portfolio	161,979	532,562	(370,583)
Fidelity® VIP Mid Cap Portfolio	98,305	422,747	(324,442)
Fidelity® VIP Value Strategies Portfolio	5,955	26,556	(20,601)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	12,352	20,059	(7,707)
Fidelity® VIP Strategic Income Portfolio	17,119	32,694	(15,575)
Franklin Rising Dividends VIP Fund	532,333	2,584,357	(2,052,024)
Franklin Income VIP Fund	1,708,437	6,009,780	(4,301,343)
Franklin Large Cap Growth VIP Fund	239,288	729,292	(490,004)
Franklin Global Real Estate VIP Fund	2,545	38,397	(35,852)
Franklin Small-Mid Cap Growth VIP Fund	388,299	1,370,604	(982,305)
Franklin Small Cap Value VIP Fund	320,025	752,771	(432,746)
Franklin Strategic Income VIP Fund	844,877	2,847,222	(2,002,345)
Franklin Mutual Shares VIP Fund	688,457	3,928,050	(3,239,593)
Templeton Developing Markets VIP Fund	273,506	699,006	(425,500)
Templeton Foreign VIP Fund	1,120,151	1,935,987	(815,836)
Templeton Growth VIP Fund	386,253	1,853,702	(1,467,449)
Franklin Mutual Global Discovery VIP Fund	215,661	1,369,369	(1,153,708)
Franklin Flex Cap Growth VIP Fund	502,535	364,736	137,799
Templeton Global Bond VIP Fund	212,740	870,371	(657,631)
Hartford Balanced HLS Fund	174,280	339,427	(165,147)
Hartford Total Return Bond HLS Fund	2,208,847	6,269,380	(4,060,533)
Hartford Capital Appreciation HLS Fund	518,920	3,872,888	(3,353,968)
Hartford Dividend and Growth HLS Fund	355,595	2,808,825	(2,453,230)
Hartford Global Growth HLS Fund	66,411	107,060	(40,649)
Hartford Disciplined Equity HLS Fund	101,378	754,296	(652,918)
Hartford Growth Opportunities HLS Fund	239,870	1,268,515	(1,028,645)
Hartford High Yield HLS Fund	333,333	560,670	(227,337)
Hartford International Opportunities HLS Fund	342,303	422,342	(80,039)
Hartford MidCap Growth HLS Fund+	16,875	53,269	(36,394)
Hartford Ultrashort Bond HLS Fund	28,285,430	31,758,651	(3,473,221)
Hartford Small Company HLS Fund	85,294	141,976	(56,682)
Hartford SmallCap Growth HLS Fund	48,997	65,483	(16,486)
Hartford Stock HLS Fund	9,426	26,841	(17,415)
Hartford U.S. Government Securities HLS Fund	215,340	718,546	(503,206)
Hartford Value HLS Fund	45,138	152,769	(107,631)
Lord Abbett Fundamental Equity Fund	52,229	110,157	(57,928)
Lord Abbett Calibrated Dividend Growth Fund	43,120	207,687	(164,567)
Lord Abbett Bond Debenture Fund	130,798	452,688	(321,890)
Lord Abbett Growth and Income Fund	11,551	51,340	(39,789)
MFS® Growth Fund	865,321	1,806,265	(940,944)
MFS® Global Equity Fund	50,686	123,601	(72,915)
MFS® Investors Trust Fund	247,236	1,330,004	(1,082,768)
MFS® Mid Cap Growth Fund	702,242	904,651	(202,409)
MFS® New Discovery Fund	380,014	872,528	(492,514)
MFS® Total Return Fund	630,782	3,216,741	(2,585,959)
MFS® Value Fund	586,376	1,905,323	(1,318,947)
MFS® Total Return Bond Series	2,353,100	7,961,795	(5,608,695)
MFS® Research Fund	71,898	198,223	(126,325)
MFS® High Yield Portfolio	540,615	1,624,926	(1,084,311)
BlackRock Managed Volatility V.I. Fund+	22,191,275	3,273,350	18,917,925
BlackRock Global Allocation V.I. Fund	2,458	75,192	(72,734)
BlackRock Global Opportunities V.I. Fund+	513	9,158	(8,645)
BlackRock S&P 500 Index V.I. Fund+	3,410,272	460,417	2,949,855
BlackRock Large Cap Focus Growth V.I. Fund	10,039	5,233	4,806
BlackRock Equity Dividend V.I. Fund	44,425	80,380	(35,955)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	981	4,303	(3,322)
Morgan Stanley VIF Growth Portfolio	6,909	21,957	(15,048)
Morgan Stanley VIF Mid Cap Growth Portfolio	65,180	194,646	(129,466)
Invesco V.I. American Value Fund	17,221	120,906	(103,685)
BlackRock Capital Appreciation V.I. Fund	31,547	83,294	(51,747)
Oppenheimer Capital Appreciation Fund/VA	6,533	30,074	(23,541)
Oppenheimer Global Fund/VA	39,496	172,932	(133,436)
Oppenheimer Main Street Fund®/VA	9,121	53,555	(44,434)
Oppenheimer Main Street Small Cap Fund/VA	37,526	129,160	(91,634)
Putnam VT Diversified Income Fund	144,818	496,896	(352,078)
Putnam VT Global Asset Allocation Fund	2,362	26,421	(24,059)
Putnam VT Growth Opportunities Fund	49,451	126,295	(76,844)
Putnam VT International Value Fund	5,503	14,280	(8,777)
Putnam VT International Equity Fund	24,380	45,508	(21,128)
Putnam VT Multi-Cap Core Fund+	2,436	8,384	(5,948)
Putnam VT Small Cap Value Fund	11,446	23,756	(12,310)
Putnam VT Equity Income Fund	5,009	13,061	(8,052)
PIMCO All Asset Fund	2,919	28,269	(25,350)
PIMCO StocksPLUS® Global Portfolio	52,830	75,632	(22,802)
PIMCO Global Multi-Asset Managed Allocation Portfolio	1,376	6,168	(4,792)
Jennison 20/20 Focus Portfolio	—	13,236	(13,236)
Prudential Value Portfolio	—	13,683	(13,683)
Invesco V.I. Growth and Income Fund	44,103	230,912	(186,809)
Invesco V.I. Comstock Fund	1,072	8,342	(7,270)
Invesco V.I. American Franchise Fund	257,712	552,752	(295,040)
Invesco V.I. Mid Cap Growth Fund	118,330	144,871	(26,541)
Wells Fargo VT Index Asset Allocation Fund	127	33,213	(33,086)
Wells Fargo VT International Equity Fund	2,302	1,894	408
Wells Fargo VT Small Cap Growth Fund	24,714	85,778	(61,064)
Wells Fargo VT Discovery Fund	828	4,609	(3,781)
Wells Fargo VT Opportunity Fund	157	2,419	(2,262)
HIMCO VIT Index Fund+	41,804	1,231,169	(1,189,365)
HIMCO VIT Portfolio Diversifier Fund+	1,337,735	34,760,761	(33,423,026)
MFS® Core Equity Portfolio	110,171	262,268	(152,097)
MFS® Massachusetts Investors Growth Stock Portfolio	219,926	516,129	(296,203)
MFS® Research International Portfolio	207,839	335,466	(127,627)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	34,117	91,899	(57,782)
American Century VP Growth Fund	1,011	38,273	(37,262)
AB VPS Balanced Wealth Strategy Portfolio	20,325	286,579	(266,254)
AB VPS International Value Portfolio	63,203	440,448	(377,245)
AB VPS Small/Mid Cap Value Portfolio	65,024	158,402	(93,378)
AB VPS Value Portfolio	2,557	18,441	(15,884)
AB VPS International Growth Portfolio	50,240	72,897	(22,657)
Invesco V.I. Value Opportunities Fund	2,878,284	6,425,618	(3,547,334)
Invesco V.I. Core Equity Fund	192,256	1,041,819	(849,563)
Invesco V.I. Government Securities Fund	15,327,809	34,310,210	(18,982,401)
Invesco V.I. International Growth Fund	1,261,727	6,992,526	(5,730,799)
Invesco V.I. Mid Cap Core Equity Fund	2,120,435	8,854,966	(6,734,531)
Invesco V.I. Small Cap Equity Fund	262,848	790,646	(527,798)
Invesco V.I. Balanced Risk Allocation Fund	26,894	175,986	(149,092)
Invesco V.I. Diversified Dividend Fund	489	2,591	(2,102)
Invesco V.I. Government Money Market Fund	9,198,936	11,181,309	(1,982,373)
American Century VP Mid Cap Value Fund	5,471	10,584	(5,113)
American Funds Global Bond Fund	1,387,444	1,158,033	229,411
American Funds Global Growth and Income Fund	2,963,777	2,133,414	830,363
American Funds Asset Allocation Fund	3,926,121	5,017,829	(1,091,708)
American Funds Blue Chip Income and Growth Fund	11,136,538	42,741,801	(31,605,263)
American Funds Bond Fund	13,627,670	5,855,264	7,772,406
American Funds Global Growth Fund	1,967,022	1,693,541	273,481
American Funds Growth Fund	18,796,404	10,969,516	7,826,888
American Funds Growth-Income Fund	11,198,568	9,443,590	1,754,978
American Funds International Fund	10,892,983	3,830,434	7,062,549
American Funds New World Fund	1,817,920	769,309	1,048,611
American Funds Global Small Capitalization Fund	2,975,232	1,147,620	1,827,612
Wells Fargo VT Omega Growth Fund	7,797	4,258	3,539
Fidelity® VIP Growth Portfolio	112,663	83,884	28,779
Fidelity® VIP Contrafund® Portfolio	105,830	719,355	(613,525)
Fidelity® VIP Mid Cap Portfolio	109,595	556,464	(446,869)
Fidelity® VIP Value Strategies Portfolio	2,708	35,837	(33,129)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	2,361	35,650	(33,289)
Fidelity® VIP Strategic Income Portfolio	26,683	11,273	15,410
Franklin Rising Dividends VIP Fund	454,419	3,068,639	(2,614,220)
Franklin Income VIP Fund	822,564	6,234,130	(5,411,566)
Franklin Large Cap Growth VIP Fund	365,775	802,158	(436,383)
Franklin Global Real Estate VIP Fund	4,107	36,761	(32,654)
Franklin Small-Mid Cap Growth VIP Fund	447,833	1,800,735	(1,352,902)
Franklin Small Cap Value VIP Fund	509,162	1,228,731	(719,569)
Franklin Strategic Income VIP Fund	952,018	2,978,730	(2,026,712)
Franklin Mutual Shares VIP Fund	723,109	4,522,431	(3,799,322)
Templeton Developing Markets VIP Fund	432,945	769,034	(336,089)
Templeton Foreign VIP Fund	416,973	2,587,116	(2,170,143)
Templeton Growth VIP Fund	277,686	2,442,957	(2,165,271)
Franklin Mutual Global Discovery VIP Fund	296,703	1,448,128	(1,151,425)
Franklin Flex Cap Growth VIP Fund	92,604	355,683	(263,079)
Templeton Global Bond VIP Fund	279,828	787,404	(507,576)
Hartford Balanced HLS Fund	311,216	288,407	22,809
Hartford Total Return Bond HLS Fund	2,897,093	5,212,779	(2,315,686)
Hartford Capital Appreciation HLS Fund	94,150	4,405,996	(4,311,846)
Hartford Dividend and Growth HLS Fund	200,448	2,984,765	(2,784,317)
Hartford Global Growth HLS Fund	77,326	73,215	4,111
Hartford Disciplined Equity HLS Fund	70,585	673,749	(603,164)
Hartford Growth Opportunities HLS Fund	213,889	1,499,498	(1,285,609)
Hartford High Yield HLS Fund	249,741	515,375	(265,634)
Hartford International Opportunities HLS Fund	142,168	616,204	(474,036)
Hartford Small/Mid Cap Equity HLS Fund	27,051	58,114	(31,063)
Hartford Ultrashort Bond HLS Fund	18,598,444	38,936,932	(20,338,488)
Hartford Small Company HLS Fund	13,284	127,736	(114,452)
Hartford SmallCap Growth HLS Fund	76,914	69,105	7,809
Hartford Stock HLS Fund	20,344	38,727	(18,383)
Hartford U.S. Government Securities HLS Fund	290,233	557,707	(267,474)
Hartford Value HLS Fund	30,725	182,149	(151,424)
Lord Abbett Fundamental Equity Fund	29,553	130,492	(100,939)
Lord Abbett Calibrated Dividend Growth Fund	82,079	167,070	(84,991)
Lord Abbett Bond Debenture Fund	174,529	420,603	(246,074)
Lord Abbett Growth and Income Fund	21,469	115,045	(93,576)
MFS® Growth Fund	519,202	2,082,014	(1,562,812)
MFS® Global Equity Fund	58,258	173,316	(115,058)
MFS® Investors Trust Fund	252,492	1,520,236	(1,267,744)
MFS® Mid Cap Growth Fund	364,901	1,011,787	(646,886)
MFS® New Discovery Fund	200,317	869,329	(669,012)
MFS® Total Return Fund	893,277	3,289,587	(2,396,310)
MFS® Value Fund	444,690	2,142,188	(1,697,498)
MFS® Total Return Bond Series	3,482,013	5,818,569	(2,336,556)
MFS® Research Fund	109,083	273,501	(164,418)
MFS® High Yield Portfolio	754,323	1,828,002	(1,073,679)
BlackRock Global Allocation V.I. Fund	9,634	57,930	(48,296)
BlackRock Global Opportunities V.I. Fund	1,682	4,424	(2,742)
BlackRock Large Cap Focus Growth V.I. Fund	3,392	4,727	(1,335)
BlackRock Equity Dividend V.I. Fund	19,259	111,757	(92,498)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	17,357	17,818	(461)
Morgan Stanley VIF Growth Portfolio	4,129	22,741	(18,612)
Morgan Stanley VIF Mid Cap Growth Portfolio	73,219	167,292	(94,073)
Invesco V.I. American Value Fund	70,950	108,399	(37,449)
BlackRock Capital Appreciation V.I. Fund	7,093	146,636	(139,543)
Oppenheimer Capital Appreciation Fund/VA	16,582	21,974	(5,392)
Oppenheimer Global Fund/VA	72,296	173,276	(100,980)
Oppenheimer Main Street Fund®/VA	141,858	44,433	97,425
Oppenheimer Main Street Small Cap Fund/VA	19,736	192,705	(172,969)
Putnam VT Diversified Income Fund	145,521	513,858	(368,337)
Putnam VT Global Asset Allocation Fund	843	34,753	(33,910)
Putnam VT Growth Opportunities Fund	16,270	208,836	(192,566)
Putnam VT International Value Fund	3,508	30,644	(27,136)
Putnam VT International Equity Fund	20,979	53,042	(32,063)
Putnam VT Investors Fund	1,581	1,894	(313)
Putnam VT Small Cap Value Fund	22,951	67,974	(45,023)
Putnam VT Equity Income Fund	6,436	12,276	(5,840)
PIMCO All Asset Fund	919	21,514	(20,595)
PIMCO StocksPLUS Global Portfolio	138	126,228	(126,090)
PIMCO Global Multi-Asset Managed Allocation Portfolio	8,665	24,024	(15,359)
Jennison 20/20 Focus Fund	1	3,859	(3,858)
Prudential Value Portfolio	—	122	(122)
Invesco V.I. Growth and Income Fund	54,713	335,034	(280,321)
Invesco V.I. Comstock Fund	1,038	8,592	(7,554)
Invesco V.I. American Franchise Fund	379,865	674,250	(294,385)
Invesco V.I. Mid Cap Growth Fund	222,669	294,961	(72,292)
Wells Fargo VT Index Asset Allocation Fund	32,055	67,265	(35,210)
Wells Fargo VT International Equity Fund	186	4,971	(4,785)
Wells Fargo VT Small Cap Growth Fund	2,396	59,078	(56,682)
Wells Fargo VT Discovery Fund	361	7,921	(7,560)
Wells Fargo VT Opportunity Fund	125	1,672	(1,547)
HIMCO VIT Index Fund	54,735	462,473	(407,738)
HIMCO VIT Portfolio Diversifier Fund	3,657,324	5,562,584	(1,905,260)
MFS® Core Equity Portfolio	138,392	243,264	(104,872)
MFS® Massachusetts Investors Growth Stock Portfolio	128,828	540,817	(411,989)
MFS® Research International Portfolio	158,135	542,625	(384,490)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2018. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2018	295,213	$17.121085	to	$18.508409	$5,289,999	0.50%	to	1.50%	1.52%	to	1.52%	(10.63)%	to	(9.73)%
2017	320,096	$19.157140	to	$20.503245	$6,385,211	0.50%	to	1.50%	1.51%	to	1.51%	6.96%	to	8.03%
2016	377,878	$17.910544	to	$18.978389	$7,000,593	0.50%	to	1.50%	1.58%	to	1.60%	18.49%	to	19.68%
2015	487,884	$15.115798	to	$15.857703	$7,576,703	0.50%	to	1.50%	1.92%	to	1.95%	(5.45)%	to	(4.50)%
2014	584,586	$15.987670	to	$16.605429	$9,545,899	0.50%	to	1.50%	1.39%	to	1.40%	11.21%	to	12.33%
American Century VP Growth Fund
2018	82,983	$18.505544	to	$19.979572	$1,586,285	0.50%	to	1.50%	0.06%	to	0.24%	(3.05)%	to	(2.08)%
2017	96,302	$19.088573	to	$20.403866	$1,888,933	0.50%	to	1.50%	0.66%	to	0.68%	28.29%	to	29.58%
2016	133,564	$14.879553	to	$15.746759	$2,029,634	0.50%	to	1.50%	—%	to	—%	2.65%	to	3.68%
2015	155,353	$14.496026	to	$15.188202	$2,290,769	0.50%	to	1.50%	0.32%	to	0.33%	3.00%	to	4.03%
2014	169,941	$14.074451	to	$14.599722	$2,424,232	0.50%	to	1.50%	0.17%	to	0.37%	9.41%	to	10.51%
AB VPS Balanced Wealth Strategy Portfolio
2018	740,003	$17.244421	to	$19.593049	$10,501,991	0.50%	to	2.70%	1.69%	to	1.73%	(8.90)%	to	(6.88)%
2017	889,614	$18.929797	to	$21.039797	$13,609,388	0.50%	to	2.70%	1.75%	to	1.82%	12.54%	to	15.05%
2016	1,155,868	$16.819960	to	$18.288255	$15,497,279	0.50%	to	2.70%	1.74%	to	1.81%	1.66%	to	3.92%
2015	1,389,114	$16.545243	to	$17.598041	$18,074,476	0.50%	to	2.70%	—%	to	2.02%	(1.40)%	to	0.79%
2014	1,736,324	$11.822762	to	$17.460347	$22,659,750	0.50%	to	2.45%	2.38%	to	2.41%	4.52%	to	6.58%
AB VPS International Value Portfolio
2018	1,626,906	$11.668889	to	$12.838845	$11,094,279	0.50%	to	2.75%	1.10%	to	1.17%	(25.07)%	to	(23.36)%
2017	1,728,674	$15.572737	to	$16.752424	$15,503,500	0.50%	to	2.75%	1.95%	to	1.99%	21.70%	to	24.47%
2016	2,105,919	$12.795637	to	$13.458962	$15,267,094	0.50%	to	2.75%	1.06%	to	1.11%	(3.49)%	to	(1.29)%
2015	2,491,324	$13.258615	to	$13.635361	$18,382,324	0.50%	to	2.75%	2.36%	to	5.15%	(0.38)%	to	1.89%
2014	2,906,971	$13.308747	to	$13.382284	$21,068,829	0.50%	to	2.75%	3.10%	to	3.12%	(9.00)%	to	(6.93)%
AB VPS Small/Mid Cap Value Portfolio
2018	392,493	$27.480825	to	$29.689119	$8,058,446	0.30%	to	2.70%	—%	to	0.22%	(17.55)%	to	(15.55)%
2017	464,283	$33.331456	to	$35.155191	$11,506,064	0.30%	to	2.70%	—%	to	0.25%	9.84%	to	12.51%
2016	557,661	$30.344126	to	$31.245872	$12,301,333	0.30%	to	2.70%	0.02%	to	0.34%	21.47%	to	24.42%
2015	674,640	$24.980735	to	$25.113556	$11,933,197	0.30%	to	2.70%	0.48%	to	0.58%	(8.21)%	to	(5.98)%
2014	833,270	$26.709819	to	$27.131691	$15,900,649	0.30%	to	2.75%	0.46%	to	0.87%	5.99%	to	8.62%
AB VPS Value Portfolio
2018	36,945	$13.277482	to	$17.856660	$471,871	0.85%	to	2.70%	0.56%	to	0.98%	(17.60)%	to	(16.06)%
2017	51,329	$15.818629	to	$21.671796	$797,561	0.85%	to	2.70%	1.10%	to	1.14%	10.28%	to	12.33%
2016	67,213	$14.081756	to	$19.652261	$925,544	0.85%	to	2.70%	1.45%	to	1.50%	8.32%	to	10.35%
2015	78,879	$12.761312	to	$18.142012	$980,991	0.85%	to	2.70%	1.11%	to	1.91%	(9.64)%	to	(7.96)%
2014	112,141	$13.864322	to	$20.078487	$1,512,883	0.85%	to	2.70%	1.61%	to	1.62%	7.82%	to	9.84%
AB VPS International Growth Portfolio
2018	162,358	$8.591215	to	$13.925454	$1,359,160	0.85%	to	2.75%	—%	to	0.37%	(19.84)%	to	(18.30)%
2017	199,219	$10.515292	to	$17.371337	$2,061,180	0.85%	to	2.75%	0.86%	to	0.94%	30.99%	to	33.49%
2016	221,876	$7.876919	to	$13.262018	$1,732,037	0.85%	to	2.75%	—%	to	—%	(9.59)%	to	(7.86)%
2015	322,032	$8.548528	to	$14.669159	$2,784,610	0.85%	to	2.75%	0.06%	to	0.06%	(4.83)%	to	(3.00)%
2014	489,717	$8.813141	to	$15.413530	$4,321,026	0.85%	to	2.75%	—%	to	—%	(4.09)%	to	(2.25)%
Invesco V.I. Value Opportunities Fund
2018	19,540,174	$1.759925	to	$20.241880	$29,626,076	0.85%	to	2.80%	0.31%	to	0.32%	(21.41)%	to	(19.86)%
2017	23,082,014	$2.196079	to	$25.756336	$44,043,927	0.85%	to	2.80%	0.39%	to	0.41%	14.20%	to	16.44%
2016	26,629,348	$1.885957	to	$22.554491	$44,106,929	0.85%	to	2.80%	0.41%	to	0.42%	15.07%	to	17.33%
2015	30,460,735	$1.607345	to	$19.600856	$43,215,959	0.85%	to	2.80%	2.59%	to	3.46%	(12.88)%	to	(11.16)%
2014	35,937,749	$1.809334	to	$22.498793	$58,450,342	0.85%	to	2.80%	1.37%	to	1.37%	3.68%	to	5.72%
Invesco V.I. Core Equity Fund
2018	4,755,831	$18.315957	to	$20.922989	$81,071,878	0.50%	to	2.80%	—%	to	0.88%	(11.90)%	to	(10.06)%
2017	5,494,225	$20.789462	to	$23.263545	$105,124,912	0.50%	to	2.80%	0.75%	to	0.99%	10.05%	to	12.31%
2016	6,343,788	$18.890714	to	$21.026178	$109,177,236	0.30%	to	2.80%	—%	to	0.75%	7.22%	to	9.69%
2015	7,623,806	$17.618820	to	$19.168832	$121,117,852	0.30%	to	2.80%	0.92%	to	1.85%	(8.37)%	to	(6.28)%
2014	9,179,650	$19.228957	to	$20.454208	$157,357,446	0.30%	to	2.80%	—%	to	0.85%	5.16%	to	7.52%
Invesco V.I. Government Securities Fund
2018	127,267,718	$1.498812	to	$9.606402	$165,985,376	0.85%	to	2.80%	1.92%	to	2.15%	(2.22)%	to	(0.29)%
2017	144,660,796	$1.503200	to	$9.824279	$190,728,662	0.85%	to	2.80%	1.72%	to	2.11%	(0.86)%	to	1.09%
2016	163,643,197	$1.486940	to	$9.909381	$214,989,740	0.85%	to	2.80%	2.06%	to	2.21%	(1.57)%	to	0.37%
2015	183,026,680	$1.481433	to	$10.067115	$241,730,755	0.85%	to	2.80%	2.20%	to	2.21%	(2.43)%	to	(0.50)%
2014	216,206,302	$1.488940	to	$10.317394	$289,266,806	0.85%	to	2.80%	2.41%	to	2.95%	1.26%	to	3.26%
Invesco V.I. International Growth Fund
2018	26,398,332	$16.060392	to	$17.095661	$87,725,467	0.30%	to	2.80%	1.53%	to	2.14%	(17.32)%	to	(15.46)%
2017	28,899,429	$19.425716	to	$20.221611	$113,514,536	0.30%	to	2.80%	1.13%	to	1.44%	19.61%	to	22.36%
2016	34,630,228	$16.241116	to	$16.526576	$112,985,260	0.30%	to	2.80%	0.95%	to	1.39%	(3.20)%	to	(0.99)%
2015	39,754,892	$16.692558	to	$16.778451	$131,609,274	0.30%	to	2.80%	0.63%	to	1.81%	(5.04)%	to	(2.91)%
2014	46,542,910	$17.192346	to	$17.669116	$158,952,221	0.30%	to	2.80%	1.90%	to	3.62%	(2.44)%	to	(0.21)%
Invesco V.I. Mid Cap Core Equity Fund
2018	35,140,720	$17.831447	to	$20.021477	$85,000,806	0.50%	to	2.80%	0.10%	to	0.51%	(13.80)%	to	(12.04)%
2017	39,924,474	$20.685989	to	$22.762061	$110,933,838	0.50%	to	2.80%	0.31%	to	0.49%	11.75%	to	14.08%
2016	46,659,005	$18.511422	to	$20.254163	$114,750,629	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
2015	52,984,118	$16.782407	to	$17.952080	$116,893,551	0.30%	to	2.80%	—%	to	0.54%	(6.68)%	to	(4.57)%
2014	64,014,209	$17.983581	to	$18.605354	$149,442,498	0.50%	to	2.80%	—%	to	0.04%	1.55%	to	3.65%
Invesco V.I. Small Cap Equity Fund
2018	2,543,803	$20.094666	to	$23.237086	$51,112,034	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
2017	2,903,756	$24.335556	to	$27.508052	$69,706,636	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
2016	3,431,554	$21.942004	to	$24.260672	$73,362,150	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
2015	3,991,186	$20.135646	to	$21.757791	$77,353,213	0.30%	to	2.80%	—%	to	—%	(8.13)%	to	(6.02)%
2014	4,688,533	$21.917230	to	$23.152218	$97,889,375	0.30%	to	2.80%	—%	to	—%	(0.47)%	to	1.78%
Invesco V.I. Balanced Risk Allocation Fund
2018	632,501	$11.621739	to	$13.794728	$8,103,412	0.50%	to	2.70%	1.32%	to	1.32%	(9.20)%	to	(7.18)%
2017	766,620	$12.798882	to	$14.861220	$10,680,721	0.50%	to	2.70%	3.56%	to	3.80%	6.91%	to	9.28%
2016	915,712	$11.972025	to	$13.757138	$11,768,580	0.30%	to	2.70%	0.19%	to	0.19%	8.55%	to	11.18%
2015	1,022,773	$11.029509	to	$12.255624	$11,957,046	0.50%	to	2.70%	4.15%	to	4.15%	(6.95)%	to	(4.88)%
2014	1,176,690	$11.853050	to	$12.883948	$14,602,432	0.50%	to	2.70%	—%	to	—%	2.89%	to	5.18%
Invesco V.I. Diversified Dividend Fund
2018	9,413	$16.353553	to	$17.886510	$160,692	1.35%	to	2.50%	1.27%	to	1.85%	(10.09)%	to	(9.05)%
2017	14,792	$18.188913	to	$19.666272	$280,816	1.35%	to	2.50%	0.47%	to	1.37%	5.67%	to	6.89%
2016	16,894	$17.212579	to	$18.397906	$302,253	1.35%	to	2.50%	1.07%	to	1.15%	11.71%	to	13.00%
2015	14,746	$15.408296	to	$16.281129	$234,167	1.35%	to	2.50%	1.11%	to	1.43%	(0.70)%	to	0.45%
2014	19,121	$15.516592	to	$16.208073	$305,336	1.35%	to	2.50%	1.45%	to	1.56%	9.76%	to	11.03%
Invesco V.I. Government Money Market Fund
2018	12,335,612	$8.744946	to	$10.056362	$114,197,424	0.30%	to	2.80%	0.07%	to	1.52%	(1.25)%	to	1.25%
2017	12,073,673	$8.876326	to	$9.932618	$112,207,073	0.30%	to	2.75%	0.52%	to	0.59%	(2.16)%	to	0.26%
2016	14,056,046	$9.056470	to	$9.906673	$132,108,464	0.30%	to	2.80%	—%	to	0.08%	(2.67)%	to	(0.20)%
2015	16,822,793	$9.316811	to	$9.875737	$160,770,547	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2014	13,973,329	$9.575557	to	$9.924169	$135,908,765	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
American Century VP Mid Cap Value Fund
2018	40,624	$17.893636	to	$19.367050	$760,665	0.50%	to	1.50%	1.25%	to	1.27%	(14.26)%	to	(13.40)%
2017	47,397	$20.869222	to	$22.362747	$1,030,394	0.50%	to	1.50%	1.31%	to	1.42%	9.81%	to	10.91%
2016	52,510	$19.005120	to	$20.402576	$1,033,246	0.30%	to	1.50%	0.68%	to	1.47%	20.89%	to	22.35%
2015	44,291	$15.720890	to	$16.675655	$716,584	0.30%	to	1.50%	1.49%	to	1.50%	(3.05)%	to	(1.87)%
2014	48,239	$16.214700	to	$16.994164	$801,413	0.30%	to	1.50%	1.01%	to	1.05%	14.51%	to	15.89%
American Funds Global Bond Fund
2018	5,620,115	$9.788153	to	$10.614502	$66,971,331	0.50%	to	2.80%	1.83%	to	2.30%	(4.06)%	to	(2.10)%
2017	6,241,749	$9.998043	to	$11.063204	$76,527,683	0.50%	to	2.80%	0.36%	to	0.64%	(0.02)%	to	3.90%
2016	6,012,338	$10.647519	to	$11.578507	$72,264,696	0.65%	to	2.80%	0.53%	to	0.55%	(0.12)%	to	2.05%
2015	6,995,613	$10.660491	to	$11.346048	$83,353,312	0.65%	to	2.80%	0.05%	to	0.05%	(6.72)%	to	(4.69)%
2014	9,116,977	$11.427881	to	$11.903991	$115,218,960	0.65%	to	2.80%	1.20%	to	1.21%	(1.41)%	to	0.73%
American Funds Global Growth and Income Fund
2018	10,304,658	$9.594819	to	$21.759494	$153,644,023	0.30%	to	2.80%	1.49%	to	2.10%	(12.13)%	to	(10.16)%
2017	12,007,007	$10.679784	to	$24.762218	$200,823,377	0.30%	to	2.80%	1.83%	to	2.07%	6.80%	to	22.59%
2016	11,176,644	$20.199758	to	$20.631414	$164,500,263	0.65%	to	2.80%	1.75%	to	1.87%	4.38%	to	6.65%
2015	13,110,986	$19.344990	to	$19.351769	$182,895,707	0.65%	to	2.80%	1.33%	to	1.92%	(4.07)%	to	(1.98)%
2014	15,798,685	$19.735829	to	$20.172002	$226,969,193	0.65%	to	2.80%	3.07%	to	3.79%	2.72%	to	4.96%
American Funds Asset Allocation Fund
2018	26,205,558	$9.942529	to	$20.443889	$536,366,677	0.30%	to	2.80%	—%	to	1.62%	(7.24)%	to	(5.12)%
2017	29,622,457	$10.478833	to	$22.039431	$646,846,987	0.30%	to	2.80%	1.06%	to	1.49%	4.79%	to	13.02%
2016	30,714,165	$19.500036	to	$21.401229	$615,841,369	0.65%	to	2.80%	1.63%	to	1.63%	6.39%	to	8.70%
2015	35,447,211	$18.328943	to	$19.688160	$662,185,767	0.65%	to	2.80%	1.51%	to	1.63%	(1.40)%	to	0.74%
2014	42,163,505	$18.589341	to	$19.543111	$791,683,183	0.65%	to	2.80%	1.44%	to	2.30%	2.49%	to	4.71%
American Funds Blue Chip Income and Growth Fund
2018	166,365,386	$9.920577	to	$23.998900	$343,938,518	0.30%	to	2.80%	—%	to	1.91%	(11.18)%	to	(9.19)%
2017	192,383,937	$10.915463	to	$27.019907	$444,164,415	0.50%	to	2.80%	1.53%	to	2.32%	9.15%	to	13.81%
2016	223,989,200	$23.741193	to	$26.532294	$424,290,310	0.65%	to	2.80%	1.90%	to	2.14%	15.42%	to	17.93%
2015	254,241,673	$20.568725	to	$22.498131	$412,227,632	0.65%	to	2.80%	1.84%	to	1.85%	(5.61)%	to	(3.56)%
2014	309,368,792	$21.791408	to	$23.328378	$524,639,657	0.65%	to	2.80%	2.68%	to	2.97%	12.18%	to	14.61%
American Funds Bond Fund
2018	39,729,010	$9.919595	to	$11.471362	$560,828,893	0.30%	to	2.80%	1.95%	to	2.34%	(3.45)%	to	(1.18)%
2017	45,395,249	$10.029764	to	$11.881812	$655,757,093	0.50%	to	2.80%	1.43%	to	2.12%	0.30%	to	0.80%
2016	37,622,843	$11.787218	to	$12.807547	$581,920,132	0.65%	to	2.80%	1.61%	to	1.82%	0.10%	to	2.28%
2015	41,707,585	$11.775228	to	$12.522379	$636,445,614	0.65%	to	2.80%	1.53%	to	1.70%	(2.49)%	to	(0.38)%
2014	49,995,861	$12.076501	to	$12.569562	$772,885,175	0.65%	to	2.80%	1.78%	to	2.50%	2.37%	to	4.60%
American Funds Global Growth Fund
2018	8,694,374	$9.681804	to	$24.210580	$189,532,658	0.30%	to	2.80%	—%	to	0.66%	(11.56)%	to	(9.51)%
2017	9,919,412	$10.690165	to	$27.374033	$241,148,675	0.50%	to	2.80%	0.48%	to	0.72%	6.90%	to	27.84%
2016	9,645,931	$21.095554	to	$21.412322	$199,082,119	0.65%	to	2.80%	0.89%	to	0.98%	(2.16)%	to	(0.03)%
2015	11,697,171	$21.102098	to	$21.884394	$243,330,240	0.65%	to	2.80%	0.98%	to	1.00%	3.98%	to	6.24%
2014	13,099,940	$19.861896	to	$21.045920	$261,257,937	0.65%	to	2.80%	1.05%	to	1.14%	(0.51)%	to	1.65%
American Funds Growth Fund
2018	60,010,279	$10.640480	to	$30.792652	$1,251,103,962	0.30%	to	2.80%	0.15%	to	0.42%	(3.00)%	to	(0.80)%
2017	70,312,303	$10.726522	to	$31.745880	$1,490,487,512	0.30%	to	2.80%	0.35%	to	0.49%	7.27%	to	24.75%
2016	62,485,415	$25.447295	to	$26.005317	$1,217,435,416	0.65%	to	2.80%	0.73%	to	0.80%	6.47%	to	8.78%
2015	74,103,321	$23.902017	to	$23.906739	$1,343,454,104	0.65%	to	2.80%	0.58%	to	0.61%	3.91%	to	6.17%
2014	88,681,039	$22.518307	to	$23.003194	$1,533,269,584	0.65%	to	2.80%	0.72%	to	0.87%	5.51%	to	7.81%
American Funds Growth-Income Fund
2018	50,717,703	$10.577822	to	$26.287348	$1,159,525,902	0.30%	to	2.80%	0.07%	to	1.32%	(4.50)%	to	(2.35)%
2017	59,038,124	$10.832443	to	$27.525937	$1,396,827,005	0.30%	to	2.80%	1.03%	to	1.44%	8.32%	to	19.00%
2016	57,283,146	$23.130093	to	$24.880536	$1,249,416,840	0.65%	to	2.80%	1.44%	to	1.56%	8.44%	to	10.80%
2015	67,483,085	$21.329406	to	$22.455693	$1,343,073,267	0.65%	to	2.80%	1.29%	to	1.31%	(1.35)%	to	0.80%
2014	81,385,307	$21.620632	to	$22.278013	$1,624,836,107	0.65%	to	2.80%	1.22%	to	1.60%	7.58%	to	9.92%
American Funds International Fund
2018	23,715,497	$9.255268	to	$16.999775	$324,664,175	0.30%	to	2.80%	1.17%	to	1.68%	(15.53)%	to	(13.67)%
2017	26,072,803	$10.720462	to	$20.126051	$419,068,069	0.30%	to	2.80%	1.12%	to	1.31%	7.20%	to	28.50%
2016	19,010,254	$15.062261	to	$15.662360	$284,007,792	0.65%	to	2.80%	1.24%	to	1.25%	0.67%	to	2.86%
2015	21,936,590	$14.643275	to	$15.557561	$322,137,950	0.65%	to	2.80%	1.22%	to	1.46%	(7.16)%	to	(5.14)%
2014	25,478,826	$15.437469	to	$16.758016	$399,232,673	0.65%	to	2.80%	1.26%	to	1.79%	(5.34)%	to	(3.28)%
American Funds New World Fund
2018	4,332,865	$9.301084	to	$16.494279	$93,536,362	0.30%	to	2.80%	0.21%	to	0.93%	(16.41)%	to	(14.51)%
2017	5,096,826	$10.879165	to	$19.733185	$130,777,921	0.30%	to	2.80%	0.77%	to	0.86%	8.79%	to	25.87%
2016	4,048,215	$14.854052	to	$15.677068	$100,940,043	0.65%	to	2.80%	0.74%	to	0.88%	2.35%	to	4.58%
2015	4,720,908	$14.204159	to	$15.316919	$113,909,236	0.65%	to	2.80%	0.51%	to	0.57%	(5.82)%	to	(3.77)%
2014	5,700,776	$14.760859	to	$16.263423	$144,818,397	0.65%	to	2.80%	0.89%	to	1.64%	(10.42)%	to	(8.47)%
American Funds Global Small Capitalization Fund
2018	6,678,822	$9.694514	to	$22.793980	$123,863,378	0.30%	to	2.80%	—%	to	0.08%	(13.02)%	to	(11.07)%
2017	7,574,123	$10.901655	to	$26.205876	$159,244,824	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
2016	5,746,511	$18.971796	to	$21.406541	$123,282,848	0.65%	to	2.80%	0.23%	to	0.25%	(0.72)%	to	1.44%
2015	6,952,345	$18.703056	to	$21.561959	$148,360,655	0.65%	to	2.80%	—%	to	—%	(2.50)%	to	(0.38)%
2014	8,231,966	$18.775047	to	$22.115696	$178,438,387	0.65%	to	2.80%	0.12%	to	0.14%	(0.70)%	to	1.46%
Wells Fargo VT Omega Growth Fund
2018	32,371	$23.337095	to	$25.719009	$781,216	1.35%	to	2.50%	—%	to	—%	(2.20)%	to	(1.07)%
2017	39,818	$23.862098	to	$25.996768	$977,174	1.35%	to	2.50%	0.01%	to	0.01%	31.28%	to	32.79%
2016	36,279	$18.176955	to	$19.576908	$679,238	1.35%	to	2.50%	—%	to	—%	(1.96)%	to	(0.83)%
2015	45,278	$18.541240	to	$19.740818	$862,511	1.35%	to	2.50%	—%	to	—%	(1.16)%	to	(0.01)%
2014	49,932	$18.758542	to	$19.743762	$957,060	1.35%	to	2.50%	—%	to	—%	1.30%	to	2.47%
Fidelity® VIP Growth Portfolio
2018	344,364	$21.331730	to	$30.208767	$7,208,009	0.85%	to	2.75%	0.03%	to	0.04%	(3.13)%	to	(1.27)%
2017	332,885	$21.607217	to	$31.186229	$7,127,386	0.85%	to	2.75%	0.01%	to	0.09%	31.16%	to	33.68%
2016	304,106	$16.163987	to	$23.776883	$4,807,498	0.85%	to	2.75%	—%	to	—%	(2.18)%	to	(0.30)%
2015	396,131	$16.212806	to	$24.306204	$6,307,600	0.85%	to	2.75%	0.01%	to	0.03%	4.00%	to	6.00%
2014	464,276	$15.295179	to	$23.441676	$6,963,451	0.85%	to	2.70%	—%	to	—%	8.06%	to	10.07%
Fidelity® VIP Contrafund® Portfolio
2018	2,462,778	$24.905161	to	$28.727338	$48,940,346	0.30%	to	2.75%	0.14%	to	0.43%	(9.17)%	to	(6.92)%
2017	2,833,361	$27.420725	to	$30.862825	$61,032,652	0.30%	to	2.75%	0.49%	to	0.78%	18.29%	to	21.22%
2016	3,446,886	$23.180801	to	$25.459673	$61,582,760	0.30%	to	2.75%	—%	to	0.63%	4.81%	to	7.41%
2015	4,234,166	$22.117416	to	$23.703842	$71,037,540	0.30%	to	2.75%	0.72%	to	1.08%	(2.31)%	to	0.11%
2014	5,104,483	$22.640127	to	$23.676669	$85,715,982	0.30%	to	2.75%	0.76%	to	1.00%	8.63%	to	11.32%
Fidelity® VIP Mid Cap Portfolio
2018	1,846,519	$23.833056	to	$25.409405	$32,491,587	0.30%	to	2.75%	0.38%	to	0.52%	(17.09)%	to	(15.03)%
2017	2,170,961	$28.744400	to	$29.903032	$45,581,416	0.30%	to	2.75%	0.37%	to	0.48%	17.27%	to	20.18%
2016	2,617,830	$24.511615	to	$24.882901	$46,084,251	0.30%	to	2.75%	0.32%	to	0.33%	8.89%	to	11.59%
2015	3,237,684	$22.298947	to	$22.510998	$51,691,751	0.30%	to	2.75%	0.23%	to	0.30%	(4.30)%	to	(1.92)%
2014	3,896,587	$22.736200	to	$23.521879	$63,830,530	0.30%	to	2.75%	0.01%	to	0.02%	3.16%	to	5.71%
Fidelity® VIP Value Strategies Portfolio
2018	79,732	$16.306147	to	$27.110179	$1,295,422	0.85%	to	2.70%	0.28%	to	0.71%	(19.70)%	to	(18.20)%
2017	100,333	$19.933332	to	$33.760175	$2,017,527	0.85%	to	2.70%	0.62%	to	1.27%	15.91%	to	18.08%
2016	133,462	$16.881624	to	$29.125133	$2,288,094	0.85%	to	2.70%	0.91%	to	0.97%	6.36%	to	8.35%
2015	204,157	$15.581038	to	$27.383313	$3,176,777	0.85%	to	2.70%	0.82%	to	0.90%	(5.77)%	to	(4.01)%
2014	283,720	$16.231901	to	$29.060046	$4,574,058	0.85%	to	2.70%	0.50%	to	0.80%	3.68%	to	5.61%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2018	107,907	$20.886845	to	$28.500314	$2,186,819	0.85%	to	2.70%	0.33%	to	0.33%	(7.70)%	to	(5.97)%
2017	115,614	$22.432813	to	$30.876583	$2,518,380	0.75%	to	2.70%	0.29%	to	0.77%	20.21%	to	22.58%
2016	148,903	$18.300731	to	$25.684843	$2,632,250	0.75%	to	2.70%	0.73%	to	0.74%	(0.08)%	to	1.89%
2015	234,125	$17.960896	to	$25.704296	$4,032,502	0.75%	to	2.70%	0.59%	to	0.60%	(1.67)%	to	0.27%
2014	247,751	$17.912598	to	$26.140092	$4,284,335	0.75%	to	2.70%	0.03%	to	0.22%	7.71%	to	9.83%
Fidelity® VIP Strategic Income Portfolio
2018	107,119	$11.683507	to	$15.785044	$1,477,624	0.30%	to	1.50%	2.53%	to	3.32%	(4.27)%	to	(3.11)%
2017	122,694	$12.204593	to	$16.292343	$1,766,495	0.30%	to	1.50%	2.99%	to	3.00%	5.94%	to	7.22%
2016	107,284	$11.519829	to	$14.968580	$1,422,291	0.50%	to	1.50%	3.38%	to	8.18%	6.41%	to	7.48%
2015	84,222	$10.825956	to	$13.927036	$1,080,696	0.50%	to	1.50%	2.43%	to	2.56%	(3.40)%	to	(2.42)%
2014	102,544	$11.206529	to	$14.273150	$1,332,036	0.50%	to	1.50%	2.76%	to	2.87%	1.83%	to	2.86%
Franklin Rising Dividends VIP Fund
2018	11,957,652	$23.820835	to	$29.400711	$317,633,896	0.30%	to	2.80%	—%	to	1.23%	(7.70)%	to	(5.45)%
2017	14,009,676	$25.807302	to	$31.095051	$399,111,952	0.30%	to	2.80%	1.33%	to	1.61%	17.23%	to	20.04%
2016	16,623,896	$22.014024	to	$25.903195	$399,706,589	0.30%	to	2.80%	0.85%	to	1.01%	12.84%	to	15.59%
2015	19,627,341	$19.509293	to	$22.410058	$414,023,269	0.30%	to	2.80%	1.44%	to	1.47%	(6.31)%	to	(4.04)%
2014	23,625,692	$20.822970	to	$23.353392	$526,505,475	0.30%	to	2.80%	1.26%	to	1.38%	5.72%	to	8.29%
Franklin Income VIP Fund
2018	24,236,716	$18.876011	to	$19.913326	$485,208,905	0.30%	to	2.80%	—%	to	5.00%	(6.95)%	to	(4.70)%
2017	28,538,059	$20.285231	to	$20.895917	$606,827,557	0.30%	to	2.80%	4.21%	to	8.01%	6.65%	to	9.22%
2016	33,949,625	$19.021188	to	$19.131689	$669,321,675	0.30%	to	2.80%	4.34%	to	10.13%	10.88%	to	13.53%
2015	40,775,427	$16.851996	to	$17.155407	$716,791,811	0.30%	to	2.80%	4.43%	to	4.60%	(9.62)%	to	(7.42)%
2014	50,807,294	$18.203398	to	$18.981745	$979,864,434	0.30%	to	2.80%	3.04%	to	4.69%	1.73%	to	4.21%
Franklin Large Cap Growth VIP Fund
2018	2,449,726	$23.212650	to	$23.275572	$48,563,075	0.85%	to	2.80%	—%	to	—%	(4.19)%	to	(2.30)%
2017	2,939,730	$23.759455	to	$24.293354	$60,185,340	0.85%	to	2.80%	0.46%	to	0.61%	24.57%	to	27.02%
2016	3,376,113	$18.704876	to	$19.501475	$55,050,262	0.85%	to	2.80%	—%	to	—%	(4.50)%	to	(2.62)%
2015	4,315,235	$19.208827	to	$20.421344	$72,753,062	0.85%	to	2.80%	0.27%	to	0.27%	2.71%	to	4.73%
2014	4,992,901	$18.341304	to	$19.883080	$81,345,950	0.85%	to	2.80%	1.05%	to	1.08%	9.36%	to	11.51%
Franklin Global Real Estate VIP Fund
2018	172,374	$16.853118	to	$29.104006	$3,796,411	0.95%	to	2.80%	—%	to	2.64%	(9.35)%	to	(7.66)%
2017	208,226	$18.591557	to	$31.517252	$4,998,111	0.95%	to	2.80%	3.01%	to	3.18%	7.42%	to	9.43%
2016	240,880	$17.306622	to	$28.801366	$5,290,790	0.95%	to	2.80%	—%	to	1.17%	(2.23)%	to	(0.41)%
2015	270,095	$17.701964	to	$28.919703	$6,008,852	0.95%	to	2.80%	3.12%	to	3.18%	(2.21)%	to	(0.38)%
2014	329,570	$18.101196	to	$29.029698	$7,397,583	0.95%	to	2.80%	0.45%	to	0.46%	11.84%	to	13.92%
Franklin Small-Mid Cap Growth VIP Fund
2018	6,485,817	$25.395749	to	$28.121593	$111,371,499	0.30%	to	2.80%	—%	to	—%	(7.99)%	to	(5.74)%
2017	7,468,122	$27.599807	to	$29.834508	$137,382,495	0.30%	to	2.80%	—%	to	—%	18.05%	to	20.94%
2016	8,821,024	$23.380067	to	$24.668667	$136,352,797	0.30%	to	2.80%	—%	to	—%	1.29%	to	3.72%
2015	10,438,844	$23.081525	to	$23.783036	$157,452,312	0.30%	to	2.80%	—%	to	—%	(5.35)%	to	(3.06)%
2014	12,376,717	$24.385128	to	$24.533967	$196,223,167	0.30%	to	2.80%	—%	to	—%	4.50%	to	7.07%
Franklin Small Cap Value VIP Fund
2018	2,647,976	$24.259372	to	$27.764714	$43,119,544	0.30%	to	2.75%	0.05%	to	0.87%	(15.24)%	to	(13.27)%
2017	3,080,722	$28.621801	to	$32.012289	$58,630,176	0.30%	to	2.75%	0.04%	to	0.67%	7.65%	to	10.23%
2016	3,800,291	$26.587670	to	$29.040831	$66,275,531	0.30%	to	2.75%	0.46%	to	0.66%	26.66%	to	29.73%
2015	3,650,059	$20.991766	to	$22.385491	$50,212,815	0.30%	to	2.75%	0.09%	to	0.89%	(9.90)%	to	(7.80)%
2014	4,294,345	$23.298291	to	$24.278304	$64,712,254	0.30%	to	2.75%	0.08%	to	0.74%	(2.16)%	to	0.18%
Franklin Strategic Income VIP Fund
2018	12,546,657	$14.647895	to	$15.405700	$230,150,851	0.30%	to	2.80%	2.18%	to	3.07%	(4.62)%	to	(2.53)%
2017	14,549,002	$15.357547	to	$15.805359	$277,263,838	0.30%	to	2.80%	2.69%	to	3.09%	1.85%	to	4.15%
2016	16,575,714	$15.079310	to	$15.175713	$307,649,697	0.30%	to	2.80%	3.21%	to	3.21%	5.26%	to	7.54%
2015	19,935,188	$14.111690	to	$14.325250	$347,847,567	0.30%	to	2.80%	6.11%	to	6.59%	(6.28)%	to	(4.26)%
2014	24,233,651	$14.740091	to	$15.285334	$449,783,789	0.30%	to	2.80%	5.54%	to	5.71%	(0.70)%	to	1.45%
Franklin Mutual Shares VIP Fund
2018	19,198,031	$18.464947	to	$21.751800	$381,757,499	0.30%	to	2.80%	2.24%	to	2.32%	(11.58)%	to	(9.43)%
2017	22,437,624	$20.882885	to	$24.016641	$498,668,499	0.30%	to	2.80%	1.60%	to	2.17%	5.36%	to	7.93%
2016	26,236,946	$19.821188	to	$22.252692	$546,352,159	0.30%	to	2.80%	2.10%	to	3.48%	12.85%	to	15.59%
2015	31,289,744	$17.563602	to	$19.250716	$569,611,868	0.30%	to	2.80%	2.83%	to	3.05%	(7.56)%	to	(5.33)%
2014	37,084,769	$19.000464	to	$20.335484	$722,392,206	0.30%	to	2.80%	1.32%	to	2.02%	4.16%	to	6.72%
Templeton Developing Markets VIP Fund
2018	1,984,393	$9.181585	to	$15.808248	$37,227,696	0.75%	to	2.80%	0.77%	to	1.10%	(17.78)%	to	(16.44)%
2017	2,409,893	$10.988310	to	$19.226779	$54,805,799	0.75%	to	2.80%	0.82%	to	0.83%	36.77%	to	39.26%
2016	2,745,982	$7.890648	to	$14.057444	$44,835,464	0.75%	to	2.80%	0.64%	to	1.08%	14.54%	to	16.44%
2015	3,077,756	$6.776297	to	$12.272687	$42,699,194	0.75%	to	2.80%	1.80%	to	2.47%	(21.65)%	to	(20.30)%
2014	3,719,348	$8.502407	to	$15.711905	$64,426,917	0.75%	to	2.75%	1.27%	to	1.77%	(10.58)%	to	(9.17)%
Templeton Foreign VIP Fund
2018	11,940,926	$13.716230	to	$14.956769	$145,794,147	0.30%	to	2.80%	1.80%	to	2.66%	(17.78)%	to	(15.79)%
2017	12,756,762	$16.682072	to	$17.761339	$187,462,676	0.30%	to	2.80%	1.03%	to	2.82%	13.47%	to	16.27%
2016	14,926,905	$14.701483	to	$15.275854	$190,816,473	0.30%	to	2.80%	1.63%	to	1.95%	4.22%	to	6.77%
2015	17,288,950	$14.106765	to	$14.307226	$209,657,204	0.30%	to	2.80%	2.09%	to	3.24%	(9.08)%	to	(6.93)%
2014	19,516,625	$15.372277	to	$15.514908	$257,467,042	0.30%	to	2.80%	1.45%	to	1.71%	(13.59)%	to	(11.49)%
Templeton Growth VIP Fund
2018	9,138,860	$16.738119	to	$18.688430	$137,083,857	0.50%	to	2.80%	1.98%	to	1.99%	(17.20)%	to	(15.31)%
2017	10,606,309	$20.215726	to	$22.065681	$189,772,954	0.50%	to	2.80%	1.45%	to	1.61%	15.23%	to	17.79%
2016	12,771,580	$17.543805	to	$18.733633	$195,538,651	0.50%	to	2.80%	1.54%	to	1.91%	6.59%	to	8.92%
2015	15,212,313	$16.458720	to	$17.199491	$216,171,880	0.50%	to	2.80%	2.39%	to	2.67%	(9.07)%	to	(7.01)%
2014	18,432,369	$18.100487	to	$18.496229	$284,644,288	0.50%	to	2.80%	1.24%	to	1.34%	(5.50)%	to	(3.37)%
Franklin Mutual Global Discovery VIP Fund
2018	6,444,802	$16.371480	to	$18.944755	$156,498,730	0.30%	to	2.80%	—%	to	2.66%	(13.67)%	to	(11.57)%
2017	7,598,510	$18.963990	to	$21.424104	$210,755,251	0.30%	to	2.80%	—%	to	2.03%	5.60%	to	8.18%
2016	8,749,935	$17.958351	to	$19.804647	$227,709,995	0.30%	to	2.80%	0.02%	to	1.63%	9.08%	to	11.68%
2015	10,580,504	$16.463719	to	$17.732712	$249,448,913	0.30%	to	2.80%	2.61%	to	2.78%	(6.31)%	to	(4.03)%
2014	12,507,613	$17.572790	to	$18.477426	$311,837,827	0.30%	to	2.80%	1.57%	to	2.37%	2.79%	to	5.28%
Franklin Flex Cap Growth VIP Fund
2018	1,293,208	$23.710450	to	$27.728948	$25,851,878	0.30%	to	2.75%	—%	to	—%	0.34%	to	2.79%
2017	1,155,409	$23.630633	to	$26.977144	$22,759,157	0.30%	to	2.75%	—%	to	—%	23.50%	to	26.41%
2016	1,418,488	$19.134239	to	$21.023945	$22,402,487	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
2015	1,789,660	$20.252735	to	$21.778839	$29,564,063	0.50%	to	2.75%	—%	to	—%	1.53%	to	3.80%
2014	2,190,538	$19.946646	to	$20.982180	$35,257,492	0.50%	to	2.75%	—%	to	—%	3.23%	to	5.45%
Templeton Global Bond VIP Fund
2018	2,813,144	$13.143033	to	$14.704197	$38,345,933	0.30%	to	2.75%	—%	to	—%	(0.87)%	to	1.59%
2017	3,470,775	$13.258132	to	$14.473838	$47,195,841	0.30%	to	2.75%	—%	to	—%	(1.00)%	to	1.46%
2016	3,978,351	$13.391947	to	$14.266090	$53,896,474	0.30%	to	2.75%	—%	to	—%	0.08%	to	2.56%
2015	4,718,501	$13.381345	to	$13.909852	$62,842,788	0.30%	to	2.75%	7.45%	to	9.62%	(6.99)%	to	(4.68)%
2014	5,510,026	$14.386281	to	$14.592335	$77,872,315	0.30%	to	2.75%	5.06%	to	5.06%	(1.07)%	to	1.39%
Hartford Balanced HLS Fund
2018	844,134	$17.365466	to	$20.297980	$13,888,152	0.75%	to	2.75%	1.27%	to	2.02%	(7.81)%	to	(5.95)%
2017	1,009,281	$18.463892	to	$22.018140	$17,409,773	0.75%	to	2.75%	2.08%	to	2.41%	12.46%	to	14.73%
2016	986,472	$16.093710	to	$19.579225	$14,912,187	0.75%	to	2.75%	2.74%	to	2.83%	3.16%	to	5.24%
2015	1,065,609	$15.291803	to	$19.046884	$15,451,065	0.75%	to	2.70%	1.90%	to	3.63%	(2.49)%	to	(0.57)%
2014	1,294,832	$15.379592	to	$19.533503	$19,029,607	0.75%	to	2.70%	1.81%	to	1.83%	6.87%	to	8.97%

Hartford Total Return Bond HLS Fund
2018	27,940,339	$12.539261	to	$14.619820	$354,652,251	0.30%	to	2.75%	3.96%	to	3.96%	(3.50)%	to	(1.10)%
2017	32,000,872	$12.993794	to	$14.783073	$415,178,451	0.30%	to	2.75%	2.48%	to	3.07%	2.31%	to	4.84%
2016	34,316,558	$12.700874	to	$14.100157	$428,905,117	0.30%	to	2.75%	2.54%	to	2.60%	1.66%	to	4.18%
2015	39,375,169	$12.493519	to	$13.534310	$477,127,747	0.30%	to	2.75%	2.64%	to	3.28%	(3.28)%	to	(0.88)%
2014	46,292,016	$12.917758	to	$13.655147	$571,968,762	0.30%	to	2.75%	2.68%	to	3.31%	3.02%	to	5.57%
Hartford Capital Appreciation HLS Fund
2018	15,941,263	$25.501961	to	$27.068075	$273,100,447	0.30%	to	2.75%	0.92%	to	0.92%	(9.48)%	to	(7.24)%

2017	19,295,231	$28.173404	to	$29.179248	$360,299,836	0.30%	to	2.75%	0.73%	to	1.18%	18.83%	to	21.77%
2016	23,607,077	$23.709489	to	$23.962093	$365,083,148	0.30%	to	2.75%	1.14%	to	1.17%	2.66%	to	5.21%
2015	28,153,379	$22.776496	to	$23.095343	$417,093,368	0.30%	to	2.75%	0.93%	to	0.99%	(1.72)%	to	0.71%
2014	34,264,581	$22.614953	to	$23.500457	$507,446,086	0.30%	to	2.75%	0.78%	to	0.89%	4.40%	to	6.99%
Hartford Dividend and Growth HLS Fund
2018	10,856,132	$24.187336	to	$29.151244	$214,615,173	0.30%	to	2.75%	1.89%	to	2.07%	(7.89)%	to	(5.60)%
2017	13,309,362	$26.258956	to	$30.881557	$282,222,360	0.30%	to	2.75%	0.92%	to	2.20%	15.15%	to	18.00%
2016	16,093,679	$22.804408	to	$26.170193	$291,705,438	0.30%	to	2.75%	1.57%	to	2.05%	11.77%	to	14.54%
2015	19,351,305	$20.402947	to	$22.847762	$308,876,581	0.30%	to	2.75%	1.47%	to	1.64%	(3.84)%	to	(1.45)%
2014	23,221,375	$21.217438	to	$23.184705	$379,363,203	0.30%	to	2.75%	1.04%	to	2.38%	9.90%	to	12.62%
Hartford Global Growth HLS Fund
2018	225,791	$26.970227	to	$29.977841	$4,051,030	0.30%	to	2.75%	0.50%	to	0.51%	(6.42)%	to	(4.09)%
2017	266,440	$28.819467	to	$31.257445	$5,185,145	0.30%	to	2.75%	—%	to	0.50%	29.13%	to	32.33%
2016	262,329	$11.870966	to	$22.318351	$3,856,725	0.30%	to	2.75%	—%	to	0.68%	(0.81)%	to	1.41%
2015	330,750	$11.706080	to	$22.501304	$4,709,379	0.30%	to	2.75%	—%	to	0.29%	5.11%	to	7.44%
2014	260,942	$10.895575	to	$21.473127	$3,554,428	0.30%	to	2.70%	—%	to	0.56%	3.94%	to	8.96%
Hartford Disciplined Equity HLS Fund
2018	2,402,842	$28.750748	to	$33.677853	$53,248,095	0.30%	to	2.75%	0.69%	to	0.73%	(4.65)%	to	(2.29)%
2017	3,055,760	$30.153710	to	$34.465864	$70,287,111	0.30%	to	2.75%	0.87%	to	0.92%	18.61%	to	21.55%
2016	3,658,924	$25.422223	to	$28.354952	$69,893,555	0.30%	to	2.75%	0.92%	to	0.98%	2.89%	to	5.44%
2015	4,311,941	$24.707800	to	$26.891203	$78,922,730	0.30%	to	2.75%	0.76%	to	1.20%	3.94%	to	6.51%
2014	5,401,238	$23.771907	to	$25.246540	$93,748,052	0.30%	to	2.75%	0.39%	to	1.38%	13.03%	to	15.83%
Hartford Growth Opportunities HLS Fund
2018	3,690,876	$31.859571	to	$37.179413	$81,761,652	0.30%	to	2.75%	—%	to	—%	(2.20)%	to	0.23%
2017	4,719,521	$32.576607	to	$37.095472	$105,474,239	0.30%	to	2.75%	—%	to	—%	26.91%	to	30.06%
2016	6,005,130	$25.668615	to	$28.522519	$103,653,883	0.30%	to	2.75%	0.43%	to	0.44%	(3.19)%	to	(0.79)%
2015	7,231,563	$26.514567	to	$28.749309	$127,043,781	0.30%	to	2.75%	0.13%	to	0.14%	8.71%	to	11.40%
2014	9,265,589	$24.391204	to	$25.807052	$147,044,785	0.30%	to	2.75%	0.19%	to	0.29%	11.05%	to	13.80%
Hartford High Yield HLS Fund
2018	1,291,276	$20.455033	to	$20.721722	$22,161,978	0.30%	to	2.75%	5.27%	to	6.80%	(6.06)%	to	(3.73)%
2017	1,518,613	$21.525513	to	$21.775628	$27,273,539	0.30%	to	2.75%	5.18%	to	6.35%	4.69%	to	7.28%
2016	1,784,247	$20.064318	to	$20.800753	$30,002,601	0.30%	to	2.75%	6.07%	to	6.18%	11.15%	to	13.91%
2015	1,918,000	$17.614511	to	$18.713796	$29,061,362	0.30%	to	2.75%	3.76%	to	7.66%	(6.90)%	to	(4.59)%
2014	2,411,993	$18.462129	to	$20.101003	$38,582,200	0.30%	to	2.75%	6.58%	to	9.09%	(0.20)%	to	2.27%
Hartford International Opportunities HLS Fund
2018	2,255,164	$15.740108	to	$17.459030	$24,805,799	0.30%	to	2.75%	—%	to	1.97%	(20.95)%	to	(18.99)%
2017	2,335,203	$19.912101	to	$21.551337	$32,179,511	0.30%	to	2.75%	1.38%	to	1.45%	21.86%	to	24.88%
2016	2,809,239	$16.340564	to	$17.258079	$31,168,276	0.30%	to	2.75%	—%	to	1.69%	(1.49)%	to	0.95%
2015	3,239,257	$16.587690	to	$16.874218	$35,938,493	0.50%	to	2.75%	1.26%	to	1.44%	(0.89)%	to	1.37%
2014	3,886,054	$16.736370	to	$16.830703	$42,778,575	0.30%	to	2.75%	—%	to	2.15%	(6.48)%	to	(4.16)%
Hartford MidCap Growth HLS Fund+
2018	217,690	$18.875074	to	$27.576520	$4,066,365	0.75%	to	2.75%	0.67%	to	0.81%	(12.49)%	to	(10.72)%
2017	254,084	$21.142541	to	$31.513895	$5,336,612	0.75%	to	2.75%	—%	to	—%	11.32%	to	13.57%
2016	285,147	$18.452482	to	$28.423377	$5,289,564	0.85%	to	2.70%	0.88%	to	1.48%	13.38%	to	15.50%
2015	346,758	$15.976238	to	$25.068396	$5,528,895	0.85%	to	2.70%	1.26%	to	1.51%	(7.27)%	to	(5.54)%
2014	423,478	$16.913383	to	$27.034635	$7,167,689	0.85%	to	2.70%	0.84%	to	1.49%	2.42%	to	4.33%

Hartford Ultrashort Bond HLS Fund
2018	113,630,044	$7.834631	to	$10.003964	$134,005,501	0.30%	to	2.80%	0.92%	to	1.14%	(1.24)%	to	0.97%
2017	117,103,265	$7.932890	to	$9.907999	$135,483,984	0.30%	to	2.80%	0.50%	to	0.68%	(1.78)%	to	0.50%
2016	137,441,753	$8.076279	to	$9.858641	$164,861,963	0.30%	to	2.80%	0.17%	to	0.47%	(1.82)%	to	0.34%
2015	161,425,005	$8.226209	to	$9.824980	$196,796,827	0.30%	to	2.80%	—%	to	0.32%	(2.64)%	to	(0.39)%
2014	201,242,987	$8.449044	to	$9.863416	$245,915,008	0.30%	to	2.80%	—%	to	—%	(2.66)%	to	(0.40)%
Hartford Small Company HLS Fund
2018	403,212	$24.949259	to	$29.025186	$7,829,177	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(4.52)%
2017	459,894	$26.778910	to	$30.398870	$9,371,476	0.30%	to	2.75%	—%	to	—%	22.94%	to	25.98%
2016	574,346	$21.782727	to	$24.129307	$9,304,990	0.30%	to	2.75%	—%	to	—%	(0.72)%	to	1.74%
2015	708,091	$21.941570	to	$23.410469	$11,294,114	0.50%	to	2.75%	—%	to	—%	(10.70)%	to	(8.67)%
2014	899,570	$24.571503	to	$25.632868	$15,918,053	0.50%	to	2.75%	—%	to	—%	4.17%	to	6.54%
Hartford SmallCap Growth HLS Fund
2018	254,160	$25.489508	to	$32.493141	$6,128,516	0.85%	to	2.70%	—%	to	—%	(14.05)%	to	(12.45)%
2017	270,646	$29.113197	to	$37.806308	$7,539,079	0.85%	to	2.70%	0.04%	to	0.04%	16.88%	to	19.06%
2016	262,837	$24.452916	to	$32.347106	$6,187,974	0.85%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.42%
2015	349,639	$21.946095	to	$29.572946	$7,438,316	0.85%	to	2.70%	0.06%	to	0.08%	(3.20)%	to	(1.39)%
2014	386,127	$22.255139	to	$30.456529	$8,426,751	0.85%	to	2.75%	0.04%	to	0.07%	2.96%	to	4.94%
Hartford Stock HLS Fund
2018	124,953	$20.854119	to	$28.035981	$2,514,293	0.75%	to	2.75%	1.57%	to	1.60%	(2.85)%	to	(0.89)%
2017	142,368	$21.041260	to	$28.859313	$2,911,375	0.75%	to	2.75%	1.81%	to	1.86%	16.60%	to	18.95%
2016	160,751	$17.688900	to	$24.751131	$2,749,650	0.75%	to	2.75%	1.82%	to	1.90%	4.50%	to	6.61%
2015	127,336	$16.591820	to	$23.684955	$2,042,478	0.75%	to	2.75%	1.68%	to	1.83%	(0.04)%	to	1.98%
2014	135,218	$16.270343	to	$23.767583	$2,184,736	0.75%	to	2.70%	1.92%	to	4.56%	8.34%	to	10.48%
Hartford U.S. Government Securities HLS Fund
2018	1,512,220	$9.462938	to	$11.777786	$15,525,640	0.50%	to	2.75%	2.24%	to	2.40%	(1.89)%	to	0.34%
2017	2,015,426	$9.645033	to	$11.938637	$20,782,466	0.30%	to	2.75%	—%	to	1.26%	(1.43)%	to	1.01%
2016	2,282,900	$9.784952	to	$11.818688	$23,603,588	0.30%	to	2.75%	1.52%	to	2.28%	(1.21)%	to	1.24%
2015	2,339,514	$9.905117	to	$11.674274	$24,164,613	0.30%	to	2.75%	1.73%	to	1.82%	(1.19)%	to	1.26%
2014	1,996,216	$10.024703	to	$11.403055	$20,624,542	0.50%	to	2.75%	2.05%	to	2.24%	—%	to	2.30%
Hartford Value HLS Fund
2018	599,285	$21.602618	to	$25.502106	$10,715,374	0.50%	to	2.70%	1.36%	to	1.55%	(12.58)%	to	(10.63)%
2017	706,916	$24.710029	to	$28.535135	$14,268,660	0.50%	to	2.70%	1.14%	to	1.83%	12.37%	to	14.86%
2016	858,340	$21.990602	to	$24.842421	$15,091,684	0.50%	to	2.70%	1.71%	to	1.72%	10.67%	to	13.13%
2015	1,049,254	$19.871301	to	$21.959894	$16,383,347	0.50%	to	2.70%	1.54%	to	1.55%	(5.66)%	to	(3.56)%
2014	1,225,238	$21.064438	to	$22.771698	$19,906,746	0.50%	to	2.70%	1.47%	to	1.50%	8.40%	to	10.81%
Lord Abbett Fundamental Equity Fund
2018	431,468	$17.768894	to	$22.381671	$8,360,895	0.30%	to	1.50%	1.48%	to	1.52%	(9.52)%	to	(8.43)%
2017	489,396	$19.639304	to	$24.442408	$10,425,364	0.30%	to	1.50%	1.01%	to	1.08%	10.90%	to	12.24%
2016	590,335	$17.709076	to	$21.777355	$11,260,482	0.30%	to	1.50%	1.13%	to	1.16%	14.02%	to	15.40%
2015	749,744	$15.531399	to	$18.871612	$12,415,393	0.30%	to	1.50%	1.11%	to	1.18%	(4.88)%	to	(3.73)%
2014	829,970	$16.328531	to	$19.603342	$14,338,556	0.30%	to	1.50%	0.39%	to	0.41%	5.55%	to	6.82%
Lord Abbett Calibrated Dividend Growth Fund
2018	580,067	$21.153997	to	$23.150651	$11,512,131	0.85%	to	2.70%	1.56%	to	1.78%	(7.21)%	to	(5.48)%
2017	744,634	$22.380222	to	$24.950037	$15,778,135	0.85%	to	2.70%	1.39%	to	1.65%	15.95%	to	18.12%
2016	829,625	$18.947640	to	$21.517417	$15,026,874	0.85%	to	2.70%	1.51%	to	1.73%	12.04%	to	14.13%

2015	818,367	$16.602197	to	$19.205816	$13,043,354	0.85%	to	2.70%	1.69%	to	1.78%	(4.74)%	to	(2.96)%
2014	920,900	$15.338077	to	$17.108718	$15,224,523	0.85%	to	2.45%	1.61%	to	1.76%	8.84%	to	10.60%
Lord Abbett Bond Debenture Fund
2018	1,623,048	$18.253325	to	$18.465138	$27,322,304	0.30%	to	2.75%	2.06%	to	4.34%	(6.62)%	to	(4.31)%
2017	1,944,938	$19.074756	to	$19.774784	$34,529,633	0.30%	to	2.75%	4.24%	to	5.27%	6.25%	to	8.88%
2016	2,191,012	$17.518370	to	$18.611543	$36,091,538	0.30%	to	2.75%	2.34%	to	4.59%	9.09%	to	11.80%
2015	2,462,725	$15.669714	to	$17.060285	$36,709,515	0.30%	to	2.75%	3.52%	to	5.91%	(4.20)%	to	(1.83)%
2014	2,959,499	$15.961104	to	$17.808571	$45,468,923	0.30%	to	2.75%	3.54%	to	4.35%	1.52%	to	4.03%
Lord Abbett Growth and Income Fund
2018	318,328	$20.106254	to	$21.464992	$5,145,419	0.50%	to	2.70%	1.30%	to	1.39%	(10.59)%	to	(8.60)%
2017	358,117	$22.488239	to	$23.485274	$6,380,452	0.50%	to	2.70%	1.30%	to	1.35%	10.36%	to	12.82%
2016	451,693	$20.376761	to	$20.817381	$7,083,092	0.50%	to	2.70%	1.17%	to	1.38%	13.99%	to	16.53%
2015	560,989	$17.864529	to	$17.875274	$7,622,513	0.50%	to	2.70%	1.20%	to	1.20%	(5.45)%	to	(3.35)%
2014	692,897	$18.483270	to	$18.906066	$9,796,907	0.50%	to	2.70%	0.53%	to	0.67%	4.79%	to	7.12%
MFS® Growth Fund
2018	6,133,274	$31.421847	to	$35.147304	$113,877,939	0.30%	to	2.80%	—%	to	0.09%	(0.17)%	to	2.10%
2017	7,074,218	$31.474515	to	$34.422833	$129,988,680	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%
2016	8,637,030	$24.631996	to	$26.339016	$122,778,839	0.30%	to	2.80%	—%	to	0.05%	(0.39)%	to	1.87%
2015	10,041,725	$24.727335	to	$25.520887	$140,739,991	0.50%	to	2.80%	—%	to	0.20%	4.59%	to	6.77%
2014	11,391,500	$23.642338	to	$23.903523	$152,064,452	0.50%	to	2.80%	—%	to	0.10%	5.94%	to	8.14%
MFS® Global Equity Fund
2018	604,591	$22.025073	to	$29.797244	$14,187,572	0.85%	to	2.80%	0.93%	to	0.97%	(12.24)%	to	(10.51)%
2017	677,506	$25.095961	to	$33.295481	$17,955,365	0.85%	to	2.80%	0.83%	to	0.84%	20.65%	to	23.02%
2016	792,564	$20.801372	to	$27.065192	$17,286,675	0.85%	to	2.80%	0.94%	to	1.00%	4.38%	to	6.44%
2015	902,321	$19.928024	to	$25.428183	$18,594,347	0.85%	to	2.80%	1.04%	to	1.09%	(4.14)%	to	(2.25)%
2014	1,054,058	$20.787805	to	$26.012901	$22,414,530	0.85%	to	2.80%	0.69%	to	0.73%	1.01%	to	2.99%
MFS® Investors Trust Fund
2018	5,562,235	$23.603351	to	$27.208442	$98,100,581	0.50%	to	2.80%	0.44%	to	0.67%	(8.10)%	to	(6.18)%
2017	6,645,003	$25.683454	to	$28.999979	$125,968,764	0.50%	to	2.80%	0.55%	to	0.59%	19.94%	to	22.41%
2016	7,912,747	$21.413220	to	$23.690084	$123,783,570	0.50%	to	2.80%	0.59%	to	0.86%	5.59%	to	7.78%
2015	9,578,000	$20.279694	to	$21.981049	$140,460,975	0.50%	to	2.80%	0.69%	to	0.89%	(2.55)%	to	(0.55)%
2014	11,987,858	$20.810395	to	$22.101507	$178,823,281	0.50%	to	2.80%	0.81%	to	1.14%	7.94%	to	10.16%
MFS® Mid Cap Growth Fund
2018	3,792,952	$13.268367	to	$32.802850	$43,126,770	0.70%	to	2.80%	—%	to	—%	(1.56)%	to	0.53%
2017	3,995,361	$13.198596	to	$33.323344	$45,491,916	0.70%	to	2.80%	0.12%	to	0.12%	23.49%	to	26.11%
2016	4,642,247	$10.465894	to	$26.984205	$42,265,469	0.70%	to	2.80%	—%	to	—%	2.01%	to	4.18%
2015	5,921,373	$10.046107	to	$26.451622	$52,127,831	0.70%	to	2.80%	—%	to	—%	1.72%	to	3.88%
2014	6,283,614	$9.670650	to	$26.003493	$53,878,020	0.70%	to	2.80%	—%	to	—%	5.86%	to	8.10%
MFS® New Discovery Fund
2018	2,889,259	$18.004396	to	$35.265658	$67,501,124	0.30%	to	2.80%	—%	to	—%	(4.20)%	to	(2.01)%
2017	3,381,773	$18.373911	to	$36.811059	$81,873,280	0.30%	to	2.80%	—%	to	—%	23.16%	to	25.95%
2016	4,050,785	$14.587915	to	$29.888778	$78,731,933	0.30%	to	2.80%	—%	to	—%	6.04%	to	8.47%
2015	4,804,092	$13.448482	to	$28.186188	$87,687,735	0.30%	to	2.80%	—%	to	—%	(4.60)%	to	(2.44)%
2014	6,101,489	$13.784625	to	$29.543884	$115,937,160	0.30%	to	2.80%	—%	to	—%	(9.82)%	to	(7.77)%
MFS® Total Return Fund
2018	16,356,311	$17.008213	to	$19.533646	$314,878,710	0.50%	to	2.80%	2.01%	to	2.20%	(8.22)%	to	(6.34)%

2017	18,942,270	$18.531286	to	$20.856045	$392,914,262	0.50%	to	2.80%	2.18%	to	2.33%	9.20%	to	11.47%
2016	21,338,580	$16.970149	to	$18.710636	$402,120,648	0.50%	to	2.80%	2.72%	to	3.44%	6.08%	to	8.27%
2015	24,907,211	$15.997080	to	$17.281075	$438,472,800	0.50%	to	2.80%	2.36%	to	2.60%	(3.12)%	to	(1.08)%
2014	29,349,919	$16.512607	to	$17.662229	$529,209,414	0.30%	to	2.80%	—%	to	1.87%	5.50%	to	7.91%
MFS® Value Fund
2018	7,949,863	$22.384386	to	$26.060543	$188,324,052	0.30%	to	2.80%	1.34%	to	1.60%	(12.57)%	to	(10.62)%
2017	9,268,810	$25.602921	to	$29.158588	$248,060,668	0.30%	to	2.80%	1.95%	to	2.80%	14.40%	to	17.00%
2016	10,966,308	$22.379369	to	$24.922682	$251,725,979	0.30%	to	2.80%	1.48%	to	2.33%	10.94%	to	13.43%
2015	13,176,343	$20.172589	to	$21.970943	$268,181,525	0.30%	to	2.80%	1.29%	to	2.39%	(3.48)%	to	(1.23)%
2014	15,543,246	$20.899410	to	$22.244720	$324,071,207	0.30%	to	2.80%	1.30%	to	1.62%	7.46%	to	9.87%
MFS® Total Return Bond Series
2018	30,203,152	$12.502604	to	$14.220199	$412,528,001	0.30%	to	2.80%	2.42%	to	3.24%	(3.82)%	to	(1.62)%
2017	35,811,847	$12.998837	to	$14.454941	$502,285,810	0.30%	to	2.80%	2.62%	to	3.40%	1.57%	to	3.87%
2016	38,148,403	$12.797583	to	$13.916194	$520,214,626	0.30%	to	2.80%	1.84%	to	4.02%	1.36%	to	3.70%
2015	42,254,978	$12.626347	to	$13.419897	$561,168,879	0.30%	to	2.80%	3.21%	to	3.38%	(3.06)%	to	(0.88)%
2014	49,619,046	$13.024355	to	$13.538877	$671,404,628	0.30%	to	2.80%	2.83%	to	2.84%	2.92%	to	5.30%
MFS® Research Fund
2018	689,800	$25.408533	to	$25.737662	$15,758,840	0.85%	to	2.80%	0.67%	to	0.68%	(7.01)%	to	(5.18)%
2017	816,125	$26.796181	to	$27.678174	$19,827,240	0.85%	to	2.80%	1.33%	to	1.34%	19.96%	to	22.32%
2016	980,543	$21.905803	to	$23.072039	$19,606,867	0.85%	to	2.80%	0.77%	to	0.78%	5.73%	to	7.82%
2015	1,179,120	$20.317840	to	$21.820857	$22,014,371	0.85%	to	2.80%	0.72%	to	0.72%	(1.98)%	to	(0.05)%
2014	1,450,301	$20.327821	to	$22.261565	$27,188,206	0.85%	to	2.80%	0.79%	to	0.81%	7.16%	to	9.27%
MFS® High Yield Portfolio
2018	6,009,940	$10.500893	to	$11.692453	$66,479,236	0.85%	to	2.80%	5.23%	to	5.59%	(5.76)%	to	(3.90)%
2017	7,094,251	$11.142162	to	$12.166841	$82,430,207	0.85%	to	2.80%	5.99%	to	6.51%	3.74%	to	5.78%
2016	8,167,930	$10.740269	to	$11.501580	$90,637,053	0.85%	to	2.80%	6.80%	to	7.13%	10.68%	to	12.86%
2015	8,850,862	$9.703703	to	$10.190929	$87,891,764	0.85%	to	2.80%	6.61%	to	7.65%	(6.86)%	to	(5.03)%
2014	11,022,122	$10.418731	to	$10.730506	$116,451,812	0.85%	to	2.80%	4.36%	to	5.36%	(0.03)%	to	1.94%
BlackRock Managed Volatility V.I. Fund+
2018	18,917,925	$9.944640	to	$10.049156	$189,034,748	0.30%	to	1.50%	1.47%	to	1.56%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2018	249,993	$11.746905	to	$12.714556	$3,050,152	0.50%	to	1.50%	0.75%	to	0.87%	(8.96)%	to	(8.04)%
2017	322,727	$12.902316	to	$14.018676	$4,288,316	0.30%	to	1.50%	—%	to	1.26%	12.02%	to	13.37%
2016	371,023	$11.518333	to	$12.365724	$4,374,530	0.30%	to	1.50%	0.85%	to	1.27%	2.26%	to	3.49%
2015	434,336	$11.263821	to	$11.948258	$4,989,616	0.30%	to	1.50%	1.02%	to	1.05%	(2.48)%	to	(1.30)%
2014	409,520	$11.549686	to	$12.105308	$4,807,811	0.30%	to	1.50%	1.63%	to	2.25%	0.41%	to	1.63%
BlackRock Global Opportunities V.I. Fund+
2018	—	$18.178699	to	$19.935891	$—	1.40%	to	2.35%	—%	to	—%	0.14%	to	0.65%
2017	8,645	$18.061574	to	$20.726269	$178,237	1.40%	to	2.45%	—%	to	7.19%	22.17%	to	23.45%
2016	11,387	$14.630141	to	$16.965646	$192,278	1.40%	to	2.45%	1.45%	to	2.05%	1.08%	to	2.15%
2015	13,907	$14.322338	to	$16.784034	$228,573	1.40%	to	2.45%	0.78%	to	0.97%	(1.72)%	to	(0.69)%
2014	20,621	$14.421304	to	$17.078460	$340,805	1.40%	to	2.45%	1.08%	to	1.16%	(6.47)%	to	(5.49)%
BlackRock S&P 500 Index V.I. Fund+
2018	2,949,855	$9.179496	to	$9.259866	$27,195,572	0.50%	to	1.50%	0.87%	to	0.98%	(8.21)%	to	(7.40)%
BlackRock Large Cap Focus Growth V.I. Fund
2018	37,538	$21.295723	to	$22.114518	$852,663	1.40%	to	2.40%	—%	to	—%	0.57%	to	1.58%

2017	32,732	$20.964346	to	$21.989346	$713,429	1.40%	to	2.40%	0.04%	to	0.04%	26.49%	to	27.76%
2016	34,067	$16.409527	to	$24.847190	$587,231	1.40%	to	2.60%	—%	to	0.58%	5.12%	to	6.38%
2015	40,893	$15.424747	to	$23.637915	$666,209	1.40%	to	2.60%	0.50%	to	0.60%	0.09%	to	1.30%
2014	52,098	$15.226766	to	$23.616209	$847,994	1.40%	to	2.60%	0.56%	to	0.61%	11.23%	to	12.58%
BlackRock Equity Dividend V.I. Fund
2018	330,993	$17.296234	to	$18.720835	$5,983,949	0.50%	to	1.50%	1.70%	to	1.73%	(8.79)%	to	(7.88)%
2017	366,948	$18.964125	to	$20.321731	$7,235,392	0.50%	to	1.50%	1.52%	to	1.56%	14.76%	to	15.91%
2016	459,446	$16.525564	to	$17.741094	$7,837,733	0.30%	to	1.50%	0.43%	to	1.57%	14.33%	to	15.71%
2015	642,928	$14.454091	to	$15.332222	$9,544,743	0.30%	to	1.50%	1.44%	to	1.45%	(2.29)%	to	(1.11)%
2014	679,670	$14.793529	to	$15.505077	$10,261,129	0.30%	to	1.50%	1.52%	to	1.64%	7.44%	to	8.74%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2018	54,489	$10.490950	to	$11.177474	$598,806	1.35%	to	2.50%	2.29%	to	2.30%	(3.36)%	to	(2.24)%
2017	57,811	$10.855365	to	$11.433487	$650,807	1.35%	to	2.50%	2.65%	to	2.89%	3.28%	to	4.47%
2016	58,272	$10.510559	to	$10.943776	$627,324	1.35%	to	2.50%	1.66%	to	1.66%	3.25%	to	4.44%
2015	61,649	$10.180099	to	$10.478496	$638,396	1.35%	to	2.50%	3.20%	to	3.65%	(3.28)%	to	(2.16)%
2014	80,658	$10.525379	to	$10.710012	$859,890	1.35%	to	2.50%	2.83%	to	2.98%	4.91%	to	6.12%
Morgan Stanley VIF Growth Portfolio
2018	89,228	$20.533733	to	$21.877160	$1,912,946	1.35%	to	2.50%	—%	to	—%	4.65%	to	5.86%
2017	104,276	$19.621835	to	$20.666424	$2,120,267	1.35%	to	2.50%	—%	to	—%	39.30%	to	40.91%
2016	122,888	$14.086260	to	$14.666750	$1,780,243	1.35%	to	2.50%	—%	to	—%	(4.35)%	to	(3.24)%
2015	155,219	$14.726161	to	$15.157585	$2,332,821	1.35%	to	2.50%	—%	to	—%	9.20%	to	10.47%
2014	200,188	$13.484988	to	$13.721383	$2,732,375	1.35%	to	2.50%	—%	to	—%	3.47%	to	4.67%
Morgan Stanley VIF Mid Cap Growth Portfolio
2018	436,965	$20.992792	to	$30.081415	$9,038,625	0.75%	to	2.75%	—%	to	—%	7.53%	to	9.70%
2017	566,431	$19.136337	to	$27.975403	$10,679,916	0.75%	to	2.75%	—%	to	—%	34.84%	to	37.56%
2016	660,504	$13.911017	to	$20.746745	$9,081,317	0.75%	to	2.75%	—%	to	—%	(11.32)%	to	(9.52)%
2015	757,510	$15.375321	to	$23.394195	$11,541,796	0.75%	to	2.75%	—%	to	—%	(8.54)%	to	(6.69)%
2014	882,595	$16.478001	to	$25.578603	$14,440,819	0.75%	to	2.75%	—%	to	—%	(0.92)%	to	1.08%
Invesco V.I. American Value Fund
2018	383,179	$17.103787	to	$23.669420	$6,649,337	0.85%	to	2.70%	0.19%	to	0.19%	(15.19)%	to	(13.60)%
2017	486,864	$19.797010	to	$27.908531	$9,762,560	0.85%	to	2.70%	0.59%	to	0.61%	6.76%	to	8.75%
2016	524,313	$18.203574	to	$26.141135	$9,695,149	0.85%	to	2.70%	0.12%	to	0.13%	12.15%	to	14.24%
2015	620,172	$15.933971	to	$23.308947	$9,999,891	0.85%	to	2.70%	0.01%	to	0.01%	(11.78)%	to	(10.13)%
2014	713,051	$17.729300	to	$26.419904	$12,854,092	0.85%	to	2.70%	0.18%	to	0.22%	6.56%	to	8.55%
BlackRock Capital Appreciation V.I. Fund
2018	258,112	$18.974761	to	$20.537687	$5,175,559	0.50%	to	1.50%	—%	to	—%	0.61%	to	1.62%
2017	309,859	$18.860184	to	$20.210434	$6,134,935	0.50%	to	1.50%	—%	to	—%	30.97%	to	32.28%
2016	449,402	$14.400641	to	$15.278228	$6,737,155	0.50%	to	1.50%	—%	to	—%	(1.62)%	to	(0.63)%
2015	520,018	$14.637837	to	$15.375355	$7,866,735	0.50%	to	1.50%	—%	to	—%	5.02%	to	6.08%
2014	608,729	$13.937768	to	$14.494328	$8,724,719	0.50%	to	1.50%	—%	to	—%	6.94%	to	8.01%
Oppenheimer Capital Appreciation Fund/VA
2018	93,111	$17.575314	to	$24.586540	$1,605,464	0.85%	to	2.75%	—%	to	—%	(8.51)%	to	(6.75)%
2017	116,652	$18.847828	to	$26.872804	$2,143,118	0.85%	to	2.75%	0.01%	to	0.01%	23.08%	to	25.43%
2016	122,044	$15.026166	to	$21.834458	$1,795,609	0.85%	to	2.75%	0.11%	to	0.12%	(5.08)%	to	(3.26)%
2015	165,209	$15.531833	to	$23.002491	$2,510,795	0.85%	to	2.75%	—%	to	—%	0.47%	to	2.39%
2014	164,652	$15.168776	to	$22.895896	$2,512,094	0.85%	to	2.75%	0.21%	to	0.26%	12.01%	to	14.15%

Oppenheimer Global Fund/VA
2018	470,554	$17.229964	to	$22.844788	$7,883,824	0.75%	to	2.75%	—%	to	0.76%	(15.74)%	to	(14.04)%
2017	603,990	$19.848103	to	$27.113411	$11,748,456	0.85%	to	2.75%	0.73%	to	0.74%	32.63%	to	35.17%
2016	704,970	$14.684228	to	$20.443601	$10,102,954	0.85%	to	2.75%	0.76%	to	0.79%	(2.87)%	to	(1.00)%
2015	930,508	$14.832940	to	$21.047069	$13,511,080	0.85%	to	2.75%	1.07%	to	1.11%	0.86%	to	2.79%
2014	1,117,461	$14.429674	to	$20.867763	$15,859,465	0.85%	to	2.75%	0.86%	to	1.16%	(0.71)%	to	1.19%
Oppenheimer Main Street Fund®/VA
2018	184,688	$19.150336	to	$24.300801	$3,443,956	0.85%	to	2.75%	0.80%	to	0.97%	(10.59)%	to	(8.88)%
2017	229,122	$21.015465	to	$27.179393	$4,721,825	0.85%	to	2.75%	1.28%	to	1.29%	13.47%	to	15.65%
2016	131,697	$18.171861	to	$23.952233	$2,364,205	0.85%	to	2.75%	0.85%	to	0.86%	8.28%	to	10.36%
2015	191,683	$16.466604	to	$22.120904	$3,091,066	0.85%	to	2.75%	0.65%	to	0.68%	0.31%	to	2.23%
2014	234,265	$16.106807	to	$22.052784	$3,696,874	0.85%	to	2.75%	0.48%	to	0.58%	7.41%	to	9.47%
Oppenheimer Main Street Small Cap Fund/VA
2018	484,996	$21.563857	to	$28.050269	$10,136,779	0.75%	to	2.75%	0.06%	to	0.06%	(12.97)%	to	(11.21)%
2017	576,630	$24.285483	to	$32.229329	$13,657,970	0.75%	to	2.75%	0.64%	to	0.65%	10.82%	to	13.06%
2016	749,599	$21.480284	to	$29.082018	$15,735,710	0.75%	to	2.75%	0.25%	to	0.25%	14.48%	to	16.79%
2015	932,091	$18.391829	to	$25.403315	$16,787,101	0.75%	to	2.75%	0.63%	to	0.71%	(8.64)%	to	(6.80)%
2014	1,144,477	$19.732756	to	$27.806365	$22,197,302	0.75%	to	2.75%	0.56%	to	0.62%	8.63%	to	10.82%
Putnam VT Diversified Income Fund
2018	2,156,710	$14.806364	to	$17.698731	$30,081,445	0.75%	to	2.75%	4.18%	to	4.21%	(3.67)%	to	(1.72)%
2017	2,508,788	$15.065752	to	$18.372651	$35,835,823	0.75%	to	2.75%	5.39%	to	5.49%	4.22%	to	6.32%
2016	2,877,125	$14.169873	to	$17.629106	$38,912,966	0.75%	to	2.75%	6.98%	to	7.10%	2.56%	to	4.63%
2015	3,533,319	$13.542501	to	$17.188938	$45,926,832	0.75%	to	2.75%	8.20%	to	9.12%	(4.99)%	to	(3.07)%
2014	4,115,124	$13.971545	to	$18.091859	$55,521,261	0.75%	to	2.75%	7.77%	to	10.24%	(2.37)%	to	(0.40)%
Putnam VT Global Asset Allocation Fund
2018	127,893	$16.298800	to	$21.665735	$2,015,973	1.15%	to	2.40%	1.82%	to	1.83%	(9.46)%	to	(8.32)%
2017	151,952	$17.777749	to	$23.929053	$2,626,171	1.15%	to	2.40%	1.44%	to	1.60%	12.60%	to	14.02%
2016	185,862	$13.899996	to	$15.592001	$2,833,791	1.15%	to	2.45%	—%	to	1.91%	4.13%	to	5.49%
2015	203,461	$13.348768	to	$14.780228	$2,954,561	1.15%	to	2.45%	—%	to	2.17%	(2.25)%	to	(0.97)%
2014	313,204	$14.925369	to	$20.857346	$4,617,068	1.15%	to	2.40%	1.98%	to	2.30%	6.83%	to	8.17%
Putnam VT Growth Opportunities Fund
2018	470,600	$13.633590	to	$13.990078	$6,518,438	0.50%	to	1.50%	—%	to	—%	0.86%	to	1.87%
2017	547,444	$13.517918	to	$13.776811	$7,472,966	0.30%	to	1.50%	0.11%	to	0.11%	28.96%	to	30.51%
2016	740,010	$10.482623	to	$10.556110	$7,784,331	0.30%	to	1.50%	—%	to	—%	4.83%	to	5.56%
Putnam VT International Value Fund
2018	51,340	$8.299263	to	$13.498161	$450,739	1.25%	to	2.40%	2.02%	to	2.39%	(19.57)%	to	(18.64)%
2017	60,117	$10.200436	to	$16.782350	$651,030	1.25%	to	2.40%	1.50%	to	1.53%	21.74%	to	23.15%
2016	87,253	$8.283132	to	$13.785379	$751,319	1.25%	to	2.40%	2.48%	to	2.52%	(1.29)%	to	(0.15)%
2015	99,011	$8.295657	to	$13.966060	$859,357	1.25%	to	2.40%	1.07%	to	1.15%	(4.33)%	to	(3.22)%
2014	107,506	$8.571474	to	$14.597418	$953,508	1.25%	to	2.40%	1.34%	to	1.35%	(11.64)%	to	(10.61)%
Putnam VT International Equity Fund
2018	106,314	$9.396449	to	$13.454862	$957,637	0.75%	to	2.75%	1.16%	to	1.31%	(21.31)%	to	(19.72)%
2017	127,442	$11.704235	to	$17.098285	$1,424,922	0.75%	to	2.75%	0.92%	to	2.21%	23.15%	to	25.63%
2016	159,505	$9.316083	to	$13.884178	$1,422,666	0.75%	to	2.75%	3.32%	to	3.38%	(5.10)%	to	(3.18)%
2015	130,647	$9.622323	to	$14.630565	$1,231,619	0.75%	to	2.75%	—%	to	1.15%	(2.58)%	to	(0.61)%
2014	130,989	$9.681175	to	$15.341442	$1,243,820	0.75%	to	2.40%	0.76%	to	0.92%	(8.99)%	to	(7.47)%

Putnam VT Multi-Cap Core Fund+
2018	8,572	$21.991171	to	$30.394347	$215,105	0.30%	to	1.50%	—%	to	1.20%	(9.01)%	to	(7.91)%
2017	14,520	$24.168620	to	$32.448772	$405,202	0.50%	to	1.50%	1.13%	to	1.14%	21.03%	to	22.24%
2016	14,833	$19.969294	to	$26.544240	$341,558	0.50%	to	1.50%	1.30%	to	1.33%	10.38%	to	11.49%
2015	16,715	$18.090983	to	$23.808151	$344,159	0.50%	to	1.50%	0.59%	to	1.19%	(3.63)%	to	(2.67)%
2014	20,939	$18.773146	to	$24.730592	$458,592	0.30%	to	1.50%	—%	to	1.25%	12.22%	to	13.57%
Putnam VT Small Cap Value Fund
2018	45,574	$17.365277	to	$23.075216	$756,534	0.75%	to	2.70%	0.41%	to	0.77%	(22.06)%	to	(20.53)%
2017	57,884	$21.850147	to	$29.607146	$1,228,881	0.75%	to	2.70%	0.69%	to	0.71%	5.00%	to	7.07%
2016	102,907	$20.408106	to	$28.197366	$2,005,834	0.75%	to	2.70%	1.20%	to	1.22%	24.10%	to	26.54%
2015	108,107	$16.127762	to	$22.721990	$1,674,527	0.75%	to	2.70%	0.84%	to	0.85%	(6.79)%	to	(4.95)%
2014	141,157	$16.968452	to	$24.377401	$2,305,345	0.75%	to	2.70%	0.46%	to	1.35%	0.68%	to	2.66%

Putnam VT Equity Income Fund
2018	53,352	$21.042805	to	$27.947538	$1,378,784	0.50%	to	1.50%	0.71%	to	0.77%	(9.85)%	to	(8.94)%
2017	61,404	$23.342323	to	$30.692956	$1,762,744	0.50%	to	1.50%	1.73%	to	2.11%	17.01%	to	18.18%
2016	67,244	$19.949839	to	$25.971361	$1,634,065	0.50%	to	1.50%	1.37%	to	1.91%	11.95%	to	13.08%
2015	74,738	$17.820079	to	$22.967914	$1,605,533	0.50%	to	1.50%	1.48%	to	1.49%	(4.49)%	to	(3.53)%
2014	90,508	$18.657115	to	$23.807401	$2,034,168	0.50%	to	1.50%	1.58%	to	1.79%	10.98%	to	12.10%
PIMCO All Asset Fund
2018	73,708	$11.425188	to	$12.366123	$867,445	0.50%	to	1.50%	2.54%	to	3.08%	(6.85)%	to	(5.92)%
2017	99,058	$12.265947	to	$13.327046	$1,242,297	0.30%	to	1.50%	—%	to	4.36%	11.69%	to	13.04%
2016	119,653	$10.982056	to	$11.789849	$1,336,838	0.30%	to	1.50%	2.48%	to	2.55%	11.22%	to	12.57%
2015	145,604	$9.873838	to	$10.473692	$1,455,948	0.30%	to	1.50%	3.19%	to	3.26%	(10.54)%	to	(9.46)%
2014	158,736	$11.037121	to	$11.567924	$1,767,709	0.30%	to	1.50%	2.96%	to	4.77%	(1.04)%	to	—%
PIMCO StocksPLUS® Global Portfolio
2018	352,379	$12.010920	to	$13.000146	$4,406,544	0.50%	to	1.50%	1.51%	to	1.57%	(12.07)%	to	(11.19)%
2017	375,181	$13.659766	to	$14.637587	$5,309,552	0.50%	to	1.50%	3.32%	to	3.36%	21.16%	to	22.38%
2016	501,271	$11.274180	to	$11.961135	$5,816,954	0.50%	to	1.50%	4.99%	to	5.00%	6.14%	to	7.21%
2015	616,883	$10.621657	to	$11.156688	$6,700,487	0.50%	to	1.50%	5.64%	to	5.77%	(10.37)%	to	(9.47)%
2014	623,021	$11.850853	to	$12.323864	$7,508,439	0.50%	to	1.50%	—%	to	—%	(0.60)%	to	0.40%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2018	38,403	$10.179815	to	$11.018292	$393,719	0.50%	to	1.50%	1.20%	to	1.61%	(7.02)%	to	(6.08)%
2017	43,195	$10.947978	to	$11.731778	$475,756	0.50%	to	1.50%	2.11%	to	2.18%	12.30%	to	13.43%
2016	58,554	$9.749097	to	$10.343180	$574,497	0.50%	to	1.50%	2.03%	to	2.49%	2.37%	to	3.40%
2015	67,135	$9.523174	to	$10.002941	$643,030	0.50%	to	1.50%	1.18%	to	1.91%	(1.74)%	to	(0.76)%
2014	80,259	$9.692213	to	$10.079179	$781,047	0.50%	to	1.50%	1.37%	to	2.76%	3.01%	to	4.05%
Jennison 20/20 Focus Portfolio
2018	178,550	$2.489775	to	$25.319208	$567,954	1.70%	to	2.60%	—%	to	—%	(8.14)%	to	(7.31)%
2017	191,786	$2.686226	to	$27.564086	$648,894	1.70%	to	2.60%	—%	to	—%	26.42%	to	27.56%
2016	195,644	$2.105864	to	$21.804014	$517,623	1.70%	to	2.60%	—%	to	—%	(1.37)%	to	(0.48)%
2015	200,914	$2.115950	to	$22.106585	$531,845	1.70%	to	2.60%	—%	to	—%	3.15%	to	4.08%
2014	224,046	$2.033035	to	$21.432385	$559,117	1.70%	to	2.60%	—%	to	—%	3.96%	to	4.90%
Prudential Value Portfolio
2018	172,385	$1.760016	to	$21.369927	$337,867	1.70%	to	2.45%	—%	to	—%	(12.41)%	to	(11.75)%
2017	186,068	$1.994303	to	$24.396954	$412,283	1.70%	to	2.45%	—%	to	—%	13.69%	to	14.54%

2016	186,190	$1.741103	to	$21.459662	$362,942	1.70%	to	2.45%	—%	to	—%	8.27%	to	9.09%
2015	186,334	$1.596097	to	$19.820553	$335,942	1.70%	to	2.45%	—%	to	—%	(10.76)%	to	(10.09)%
2014	187,205	$1.775157	to	$22.210273	$378,404	1.70%	to	2.45%	—%	to	—%	7.01%	to	7.81%
Invesco V.I. Growth and Income Fund
2018	1,126,164	$17.708926	to	$20.481565	$20,564,113	0.75%	to	2.75%	—%	to	1.76%	(15.94)%	to	(14.24)%
2017	1,312,973	$20.648755	to	$24.475542	$28,015,053	0.75%	to	2.70%	1.27%	to	1.34%	11.00%	to	13.18%
2016	1,593,294	$18.243464	to	$22.050053	$30,094,945	0.75%	to	2.70%	0.90%	to	0.93%	16.25%	to	18.54%
2015	1,866,585	$15.390492	to	$18.967964	$29,857,151	0.75%	to	2.70%	2.57%	to	2.63%	(5.89)%	to	(4.04)%
2014	2,183,245	$16.037690	to	$20.155093	$36,691,354	0.75%	to	2.70%	1.08%	to	1.64%	7.04%	to	9.14%
Invesco V.I. Comstock Fund
2018	45,525	$22.212487	to	$26.211385	$1,132,338	1.35%	to	2.50%	1.33%	to	1.44%	(14.53)%	to	(13.54)%
2017	52,795	$25.989208	to	$30.317055	$1,525,950	1.35%	to	2.50%	1.87%	to	1.97%	14.67%	to	16.00%
2016	60,349	$22.663606	to	$26.135580	$1,511,336	1.35%	to	2.50%	0.57%	to	1.30%	14.10%	to	15.42%
2015	78,471	$19.863059	to	$22.644138	$1,702,452	1.35%	to	2.50%	1.69%	to	1.69%	(8.51)%	to	(7.45)%
2014	90,401	$21.711063	to	$24.467663	$2,128,190	1.35%	to	2.50%	1.02%	to	1.11%	6.41%	to	7.64%
Invesco V.I. American Franchise Fund
2018	2,051,090	$17.072275	to	$19.873018	$37,338,516	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
2017	2,346,130	$18.217547	to	$20.796354	$45,202,691	0.85%	to	2.80%	0.08%	to	0.08%	23.83%	to	26.26%
2016	2,640,515	$14.711905	to	$16.470522	$40,794,351	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
2015	3,275,761	$14.794375	to	$16.242854	$50,380,488	0.85%	to	2.80%	—%	to	—%	2.11%	to	4.12%
2014	3,982,108	$14.489106	to	$15.600423	$59,476,691	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
Invesco V.I. Mid Cap Growth Fund
2018	444,748	$14.458749	to	$16.319859	$6,815,854	0.75%	to	2.75%	—%	to	—%	(8.15)%	to	(6.58)%
2017	471,289	$15.740859	to	$17.468796	$7,784,288	0.75%	to	2.75%	—%	to	—%	19.17%	to	21.23%
2016	543,581	$13.208587	to	$14.409714	$7,486,452	0.75%	to	2.75%	—%	to	—%	(1.98)%	to	(0.18)%
2015	834,993	$13.475099	to	$14.435561	$11,616,415	0.75%	to	2.75%	—%	to	—%	(1.54)%	to	0.29%
2014	762,923	$13.685733	to	$14.394247	$10,699,017	0.75%	to	2.75%	—%	to	—%	5.11%	to	6.89%
Wells Fargo VT Index Asset Allocation Fund
2018	103,599	$2.261876	to	$21.558506	$261,041	1.35%	to	2.45%	0.97%	to	0.98%	(5.25)%	to	(4.21)%
2017	136,685	$2.361191	to	$22.754105	$343,670	1.35%	to	2.45%	0.74%	to	0.75%	9.53%	to	10.74%
2016	171,895	$2.132126	to	$20.773850	$375,501	1.35%	to	2.45%	0.87%	to	0.88%	5.06%	to	6.23%
2015	171,439	$2.007157	to	$19.772457	$360,197	1.35%	to	2.45%	1.05%	to	1.22%	(1.20)%	to	(0.11)%
2014	306,834	$1.744947	to	$2.009342	$771,323	1.35%	to	2.50%	1.36%	to	1.46%	15.15%	to	16.48%
Wells Fargo VT International Equity Fund
2018	36,525	$11.998951	to	$13.234580	$462,627	1.35%	to	2.50%	11.69%	to	11.78%	(19.32)%	to	(18.39)%
2017	36,117	$14.872611	to	$16.216451	$562,928	1.35%	to	2.50%	2.79%	to	2.84%	21.27%	to	22.67%
2016	40,902	$12.263971	to	$13.219323	$522,678	1.35%	to	2.50%	2.91%	to	2.91%	0.74%	to	1.91%
2015	53,577	$12.173375	to	$12.971555	$672,423	1.35%	to	2.50%	3.89%	to	4.01%	(0.71)%	to	0.44%
2014	56,241	$12.260820	to	$12.915291	$707,492	1.35%	to	2.50%	2.50%	to	2.61%	(7.69)%	to	(6.62)%
Wells Fargo VT Small Cap Growth Fund
2018	255,926	$2.591647	to	$3.124766	$1,033,121	1.35%	to	2.50%	—%	to	—%	(1.19)%	to	(0.05)%
2017	316,990	$2.622931	to	$3.126305	$1,147,166	1.35%	to	2.50%	—%	to	—%	22.75%	to	24.17%
2016	373,672	$2.136739	to	$2.517721	$1,091,250	1.35%	to	2.50%	—%	to	—%	5.09%	to	6.30%
2015	506,979	$2.033313	to	$2.368461	$1,340,163	1.35%	to	2.50%	—%	to	—%	(5.28)%	to	(4.18)%
2014	718,265	$2.146673	to	$2.471908	$1,930,732	1.35%	to	2.50%	—%	to	—%	(4.30)%	to	(3.19)%
Wells Fargo VT Discovery Fund

2018	17,491	$30.440346	to	$32.996795	$531,411	1.35%	to	2.45%	—%	to	—%	(9.31)%	to	(8.31)%
2017	21,272	$33.198862	to	$36.385309	$704,194	1.35%	to	2.45%	—%	to	—%	26.01%	to	27.40%
2016	28,832	$26.058826	to	$28.875454	$750,663	1.35%	to	2.45%	—%	to	—%	5.04%	to	6.20%
2015	38,136	$24.537066	to	$27.489963	$938,810	1.35%	to	2.45%	—%	to	—%	(3.85)%	to	(2.78)%
2014	50,650	$25.239790	to	$28.590111	$1,265,555	1.35%	to	2.45%	—%	to	—%	(2.07)%	to	(0.99)%
Wells Fargo VT Opportunity Fund
2018	3,035	$19.960218	to	$22.864295	$64,158	1.35%	to	2.35%	—%	to	0.19%	(9.30)%	to	(8.39)%
2017	5,297	$22.007660	to	$24.958614	$121,892	1.35%	to	2.35%	0.67%	to	0.67%	17.64%	to	18.82%
2016	6,844	$18.707191	to	$21.004678	$133,877	1.35%	to	2.35%	0.04%	to	2.02%	9.62%	to	10.72%
2015	10,027	$17.065145	to	$18.970335	$179,989	1.35%	to	2.35%	0.13%	to	0.13%	(5.34)%	to	(4.38)%
2014	14,061	$18.027148	to	$19.840186	$270,025	1.35%	to	2.35%	0.06%	to	0.09%	7.86%	to	8.94%
HIMCO VIT Index Fund+
2018	—	$23.930065	to	$32.451139	$—	0.50%	to	1.50%	2.10%	to	2.13%	1.78%	to	2.14%
2017	1,189,365	$23.511254	to	$31.769789	$31,603,235	0.50%	to	1.50%	1.71%	to	1.77%	19.33%	to	20.52%
2016	1,597,103	$19.703335	to	$26.757917	$35,156,037	0.30%	to	1.50%	—%	to	2.06%	9.68%	to	11.00%
2015	1,846,002	$17.964414	to	$24.105494	$36,738,587	0.30%	to	1.50%	—%	to	0.34%	(0.68)%	to	0.52%
2014	1,816,005	$18.087087	to	$23.980581	$36,158,079	0.30%	to	1.50%	—%	to	—%	4.55%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund+
2018	—	$6.470747	to	$7.032313	$—	0.30%	to	1.50%	1.61%	to	1.63%	(2.19)%	to	(1.77)%
2017	33,423,026	$6.615585	to	$7.159054	$228,906,375	0.30%	to	1.50%	1.03%	to	1.05%	(4.80)%	to	(3.65)%
2016	35,328,286	$6.949282	to	$7.430450	$252,409,874	0.30%	to	1.50%	—%	to	—%	(5.97)%	to	(4.84)%
2015	36,718,418	$7.390702	to	$7.808156	$277,368,975	0.30%	to	1.50%	0.86%	to	0.91%	(3.35)%	to	(2.18)%
2014	39,550,929	$7.646781	to	$7.982319	$307,580,794	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
MFS® Core Equity Portfolio
2018	1,149,446	$12.368389	to	$13.298062	$14,820,550	0.95%	to	2.80%	0.67%	to	0.68%	(6.49)%	to	(4.74)%
2017	1,301,543	$13.226438	to	$13.959757	$17,755,749	0.95%	to	2.80%	0.70%	to	0.94%	21.38%	to	23.65%
2016	1,406,415	$10.896598	to	$11.290111	$15,638,928	0.95%	to	2.80%	0.75%	to	0.78%	8.30%	to	10.32%
2015	1,605,691	$10.061368	to	$10.233670	$16,312,061	0.95%	to	2.80%	0.55%	to	0.56%	0.61%	to	2.34%
MFS® Massachusetts Investors Growth Stock Portfolio
2018	2,001,698	$12.658620	to	$13.663513	$26,364,507	0.85%	to	2.80%	0.59%	to	0.59%	(1.98)%	to	(0.04)%
2017	2,297,901	$12.913779	to	$13.669582	$30,561,756	0.85%	to	2.80%	0.62%	to	0.66%	24.88%	to	27.34%
2016	2,709,890	$10.340806	to	$10.734831	$28,561,752	0.85%	to	2.80%	0.54%	to	0.60%	3.15%	to	5.18%
2015	3,001,257	$10.025366	to	$10.206394	$30,361,959	0.85%	to	2.80%	0.36%	to	0.46%	0.25%	to	2.06%
MFS® Research International Portfolio
2018	1,346,177	$9.493017	to	$10.246844	$13,237,621	0.85%	to	2.80%	1.48%	to	1.60%	(16.50)%	to	(14.85)%
2017	1,473,804	$11.368649	to	$12.034167	$17,198,828	0.85%	to	2.80%	1.76%	to	1.86%	24.75%	to	27.21%
2016	1,858,294	$9.113093	to	$9.460449	$17,227,854	0.85%	to	2.80%	1.64%	to	1.66%	(3.44)%	to	(1.54)%
2015	2,077,447	$9.438105	to	$9.608632	$19,768,629	0.85%	to	2.80%	1.98%	to	2.08%	(5.62)%	to	(3.91)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2018 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life and Annuity Insurance Company
Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2018 and 2017, and for the
Years Ended December 31, 2018, 2017 and 2016

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
CONTENTS

Independent Auditors' Report Financial Statements - Statutory-Basis:	Page:
1-2
Admitted Assets, Liabilities and Capital and Surplus	3
Statements of Operations	4
Statements of Changes in Capital and Surplus	5
Statements of Cash Flows	6
Notes to Statutory-Basis Financial Statements	7-51

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com

INDEPENDENT AUDITORS' REPORT
To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company
We have audited the accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the statutory-basis financial statements.
Management’s Responsibility for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.
The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.
Opinion on Statutory Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements.
April 5, 2019

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS)

Admitted assets	As of December 31,
	2018	2017

Bonds	$4,865,299,931	$3,696,842,335
Common and preferred stocks	74,787,289	73,838,948
Mortgage loans on real estate	813,842,343	464,673,234
Contract loans	102,625,474	106,560,855
Cash, cash equivalents and short-term investments	411,559,219	547,296,441
Derivatives	320,583,251	143,250,641
Other invested assets	647,771,721	192,424,442
Total cash and invested assets	7,236,469,228	5,224,886,896
Investment income due and accrued	245,596,354	220,854,519
Amounts recoverable for reinsurance	47,565,210	51,967,527
Federal income tax recoverable	-	197,125,732
Net deferred tax asset	151,087,642	130,256,000
Other assets	33,915,792	35,993,975
Separate Account assets	25,094,122,246	30,517,487,239
Total admitted assets	$32,808,756,472	$36,378,571,888
Liabilities
Aggregate reserves for future benefits	$5,233,328,858	$3,461,094,910
Liability for deposit-type contracts	475,343,509	513,032,575
Policy and contract claim liabilities	27,366,658	35,181,233
Asset valuation reserve	83,428,299	34,894,589
Interest maintenance reserve	74,169,072	20,387,011
Payables to parent, subsidiaries and affiliates	5,900,113	13,126,682
Accrued expense allowances and amounts due from Separate Accounts	(69,229,362)	(89,645,622)
Federal income tax payable	3174050	-
Collateral on derivatives	326,905,245	253,682,064
Other liabilities	393,409,188	480,359,519
Separate Account liabilities	25,094,122,246	30,517,487,239
Total liabilities	31,647,917,876	35,239,600,200
Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	247,027,489	197,246,618
Gross paid-in and contributed surplus	335,431,561	604,729,448
Unassigned surplus	575,879,546	334,495,622
Total capital and surplus	1,160,838,596	1,138,971,688

Total liabilities and capital and surplus	$32,808,756,472	$36,378,571,888

See notes to financial statements.

3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2018	2017	2016

Premiums and annuity considerations	$(1,618,469,704)	$229,944,396	$283,347,850
Net investment income	322,352,994	190,038,803	205,285,053
Commissions and expense allowances on reinsurance ceded	93,414,624	50,225,342	53,203,614
Reserve adjustments on reinsurance ceded	(480,192,551)	(417,797,985)	(376,823,017)
Fee income	638,788,496	644,400,420	665,228,513
Other revenues	14,128,841	42,903,753	41,305,613
Total revenues	(1,029,977,300)	739,714,729	871,547,626
Benefits and expenses
Death and annuity benefits	341,052,574	289,643,427	260,507,275
Disability and other benefits	2,269,037	2,827,546	3,054,035
Surrenders and other fund withdrawals	3,547,633,620	3,751,789,440	4,125,077,593
Commissions and expense allowances	164,554,433	178,558,400	181,760,177
Decrease in aggregate reserves for life and accident and health policies	(1,487,088,683)	(162,421,037)	(81,399,844)
General insurance expenses	75,868,684	123,184,418	89,020,118
Net transfers from Separate Accounts	(3,527,763,579)	(3,630,136,263)	(3,953,787,204)
Modified coinsurance adjustment on reinsurance assumed	(112,018,578)	(116,528,553)	(118,556,247)
IMR adjustment on reinsurance ceded	(241,578,915)	-	-
Other expenses	59,033,784	32,540,135	39,303,474
Total benefits and expenses	(1,178,037,623)	469,457,513	544,979,377
Net gain from operations before federal income tax benefit	148,060,323	270,257,216	326,568,249
Federal income tax benefit	(32,642,950)	(49,931,703)	(21,186,059)
Net gain from operations	180,703,273	320,188,919	347,754,308
Net realized capital losses, after tax	(115,657,101)	(149,376,830)	(201,608,212)
Net income	$65,046,172	$170,812,089	$146,146,096

See notes to financial statements.

4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2018	2017	2016

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000
Gross paid-in and contributed surplus
Balance, beginning of year	604,729,448	603,493,466	604,455,820
Capital (return) paid-in	(269,297,887)	1,235,982	(962,354)
Balance, end of year	335,431,561	604,729,448	603,493,466
Aggregate write-ins for other than special surplus funds
Balance, beginning of year	197,246,618	222,837,141	252,083,454
Amortization, increases and (decreases) of gain on inforce reinsurance	49,780,871	(25,590,523)	(29,246,313)
Balance, end of year	247,027,489	197,246,618	222,837,141
Unassigned funds
Balance, beginning of year	334,495,622	1,084,927,740	1,766,242,402
Net income	65,046,172	170,812,089	146,146,096
Change in net unrealized capital gains (losses) on investments, net of tax	212,915,290	(109,722,808)	39,967,504
Change in net unrealized foreign exchange capital gains (losses)	557,389	(14,980,533)	11,711,836
Change in net deferred income tax	(233,679,225)	(219,472,793)	(80,238,643)
Change in asset valuation reserve	(48,533,710)	1,117,643	21,541,042
Change in nonadmitted assets	245,078,008	421,814,284	(70,442,497)
Dividends to stockholder	-	(1,000,000,000)	(750,000,000)
Balance, end of year	575,879,546	334,495,622	1,084,927,740
Capital and surplus
Balance, end of year	$1,160,838,596	$1,138,971,688	$1,913,758,347

See notes to financial statements.

5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2018	2017	2016

Premiums and annuity considerations	$183,549,960	$231,198,846	$283,021,022
Net investment income	328,002,909	199,571,411	216,241,483
Reserve adjustments on reinsurance	(480,192,551)	(417,797,985)	(376,823,017)
Miscellaneous income	698,479,984	704,599,200	723,713,529
Total income	729,840,302	717,571,472	846,153,017
Benefits paid	4,026,401,584	4,300,016,692	4,581,667,641
Federal income tax recovered	(145,161,928)	(59,115,506)	(362,056,372)
Net transfers from Separate Accounts	(3,548,179,839)	(3,659,424,090)	(4,011,134,849)
Other expenses	301,997,730	226,065,484	184,298,098
Total benefits and expenses	635,057,547	807,542,580	392,774,518
Net cash provided by (used for) operating activities	94,782,755	(89,971,108)	453,378,499
Investing activities
Proceeds from investments sold, matured or repaid
Bonds	1,720,507,430	2,807,162,298	2,121,491,466
Common and preferred stocks	25,803,407	32,840,796	300,600,806
Mortgage loans	104,437,923	85,176,014	74,772,178
Derivatives and other	205,084,143	56,804,882	95,809,299
Total investment proceeds	2,055,832,903	2,981,983,990	2,592,673,749
Cost of investments acquired
Bonds	1,425,766,165	1,819,659,091	1,920,657,826
Common and preferred stocks	26,359,180	55,937,647	11,926,941
Mortgage loans	191,448,243	61,365,000	13,280,000
Derivatives and other	176,867,059	251,102,849	168,856,082
Total investments acquired	1,820,440,647	2,188,064,587	2,114,720,849
Net decrease in contract loans	(3,935,381)	(5,719,439)	(1,526,220)
Net cash provided by investing activities	239,327,637	799,638,842	479,479,120
Financing and miscellaneous activities
Return of paid-in surplus	(271,876,214)	-	-
Dividends to stockholder	-	1,000,000,000	750,000,000
Other cash (used) provided	(197,971,400)	139,031,582	(51,161,984)
Net cash used for financing and miscellaneous activities	(469,847,614)	(860,968,418)	(801,161,984)
Net (decrease) increase in cash, cash equivalents and short-term investments	(135,737,222)	(151,300,684)	131,695,635
Cash, cash equivalents and short-term investments, beginning of year	547,296,441	698,597,125	566,901,490
Cash, cash equivalents and short-term investments, end of year	$411,559,219	$547,296,441	$698,597,125
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds and other invested assets	(39,881,791)	(24,411,592)	(54,930,983)
Non-cash acquisitions from invested asset exchanges - bonds and other invested assets	(39,881,791)	(24,411,592)	(54,930,983)
Non-cash proceeds from sale of affiliate holding - other invested asset	(11,410,309)	-	-
Non-cash acquisition from sale of affiliate holding - common stocks	(11,410,309)	-	-
Capital contribution from former parent to settle intercompany balances related to stock compensation	(2,578,327)	(1,235,984)	962,354
Non-cash impacts of DTA adjustment not yet settled	-	(2,160,604)	-
Non-cash impacts of Tax Reform - tax receivable	-	(173,530,179)	-
Non-cash impacts of Tax Reform and DTA adjustment not yet settled - deferred income tax surplus	-	(175,690,783)	-
Non-cash transfer of bonds acquired for assumption reinsurance	3,448,021,646	-	-
Non-cash transfer of mortgage loans acquired for assumption reinsurance	649,122,178	-	-
Non-cash transfer of other invested assets acquired for assumption reinsurance	558,473,453	-	-
Non-cash transfer of reserves for assumption reinsurance	(3,259,322,631)	-	-
Non-cash transfer of deposit liability for assumption reinsurance	(1,276,223,336)	-	-
Non-cash transfer of IMR liability for assumption reinsurance	(110,419,414)	-	-
Non-cash transfer of other for assumption reinsurance	(9,651,896)	-	-
Non-cash transfer of bonds sold for reinsurance	(2,220,227,957)	-	-
Non-cash transfer of mortgage loans sold for reinsurance	(392,591,994)	-	-
Non-cash transfer of premium for reinsurance	1,801,211,602	-	-
Non-cash transfer of deposit liability for reinsurance	1,039,068,007	-	-
Non-cash transfer of IMR liability for reinsurance	(241,578,915)	-	-
Non-cash transfer of other for reinsurance	14,119,257	-	-
                        See notes to financial statements.
6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

1.Organization and Description of Business
Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), formerly Hartford Life Insurance Company ("HLIC") which is a direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). The Company was previously named Hartford Life and Annuity Insurance Company ("HLAI"), and its name changed to the above name as a result of the Talcott Resolution sale.
On May 31, 2018, Hartford Holdings, Inc. (“HHI”), an indirect parent company of the Company and a direct wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), sold all of the issued and outstanding equity of Talcott Resolution Life, Inc. ("TLI") (formerly Hartford Life, Inc.), TL's parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group formed Hopmeadow Holdings, LP, a limited partnership, that acquired TLI and its life and annuity insurance operating subsidiaries consisting primarily of TL and the Company. As part of the transaction, the Company has a new indirect parent company.
In April 2018, the Company's direct parent, Hartford Life International Holding Company ("HLIHC"), was dissolved and the Company became a direct subsidiary of TL.
On March 29, 2016, The Hartford received permission from the State of Connecticut Department of Insurance (“the Department”) to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, TLA (formerly HLAI) sold its former subsidiary, HLIHC to its parent, TL (formerly HLIC), resulting in an immaterial realized loss. In addition, TL contributed its ownership interest in TLA to HLIHC, and therefore HLIHC became TLA's new parent company. These changes did not result in a material impact to TLA's surplus or its results of operations.
The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.
2.Summary of Significant Accounting Policies Basis of Presentation
The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by The Department. The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.
A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.
A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

7

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

	SSAP #	F/S Page	2018	2017	2016
Net income
1. TLA state basis 2. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 3. State permitted practices that change NAIC SAP	61	4	$ 65,046,172 (48,356,117)	$ 170,812,089 2,328,071	$ 146,146,096 (16,229,745)
			(48,356,117)	2,328,071	(16,229,745)
			—	—	—
4. Net SAP (1-2-3=4)	61	4	$113,402,289	$168,484,018	$162,375,841
Surplus
5. TLA state basis 6. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 7. State permitted practices that change NAIC SAP	61	5	$ 1,160,838,596 73,653,500	$ 1,138,971,688 122,009,617	$ 1,913,758,348 119,681,546
			73,653,500	122,009,617	119,681,546
			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,087,185,096	$1,016,962,071	$1,794,076,802

The surplus adjustments were calculated using the federal corporate tax rate in effect at that time.
The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.
The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding

8

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges

9

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and
13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.
Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts
Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.40% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.
For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.
Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.
As of December 31, 2018 and 2017, the Company had $91,382,835 and $177,490,344, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2018 and 2017 totaled $248,954 and $1,047,651, respectively, also subject to 100% reinsurance to Prudential.
The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

10

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2018 is presented below:

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal
1. With market value adjustment	$13,191,661	$ —	$ —	$13,191,661	0.05%
2. At book value less current surrender charge of 5% or more	9,336,685	—	—	9,336,685	0.03%
3. At fair value	—	—	20,474,191,417	20,474,191,417	74.36%
4. Total with market value adjustment or at fair value	22,528,346	—	20,474,191,417	20,496,719,763	74.44%
5. At book value without adjustment (minimal or no charge or adjustment)	1,887,479,934	—	—	1,887,479,934	6.86%
B. Not subject to discretionary withdrawal	4,836,762,729	—	312,491,166	5,149,253,895	18.70%
C. Total (gross)	6,746,771,009	—	20,786,682,583	27,533,453,592	100.00%
D. Reinsurance ceded	1,935,735,529	—	—	1,935,735,529
E. Total (net)	$4,811,035,480	$ —	$20,786,682,583	$25,597,718,063

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$4,328,058,771
2. Exhibit 5, Supplementary Contract Section, Total (net)	7,633,199
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	475,343,510
4. Subtotal	4,811,035,480
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	20,786,682,583
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	20,786,682,583
12. Combined total	$25,597,718,063

11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Investments
Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.
Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.
Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2018 and 2017.
Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.
The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $83,428,299 and $34,894,589 as of December 31, 2018 and 2017, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2018 and 2017 were $74,169,072 and $20,387,011, respectively. TLA and TL entered into an assumption reinsurance agreement effective February 1, 2018. In conjunction with this transaction, an adjustment to the IMR balance of $110,419,414 was recorded as an addition to the outstanding IMR liability for the Company. Additionally, on June 1, 2018, as a part of a reinsurance agreement with Global
12

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Atlantic Financial Group, the Company recorded an adjustment of $241,578,915 as a reduction to the IMR liability. Refer to Note 13 for further details on these transactions. The net capital gains captured in the IMR, net of taxes, in 2018, 2017 and 2016 were $196,740,460, $8,523,401 and $15,726,619, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2018, 2017 and 2016 was $11,798,898, $7,339,792, and $6,777,899, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.
The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.
Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.
For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.
For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.
Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $1,697,596, $187,586, and $5,362,782 for the years ended December 31, 2018, 2017 and 2016, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2018 and 2017, and were $1,144,086 for the year ended December 31, 2016. See additional information on OTTI in Section J of Note 3.
Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest

13

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
income on defaulted loans is recognized when received. As of December 31, 2018, 2017 and 2016, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.
The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Derivatives). The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.
Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.
Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.
Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.
Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.
Adoption of Accounting Standards
The Company did not adopt any new accounting standards. 3. Investments
a. Components of Net Investment Income

	For the years ended December 31,
	2018	2017	2016
Interest income from bonds and short-term investments	$264,518,658	$175,346,693	$188,967,631
Interest income from contract loans	20,829	18,784	24,306
Interest income from mortgage loans on real estate	37,918,981	19,696,508	22,867,735
Interest and dividends from other investments	33,676,191	4,993,025	2,463,691
Gross investment income	336,134,659	200,055,010	214,323,363
Less: Investment expenses	13,781,665	10,016,207	9,038,310
Net investment income	$322,352,994	$190,038,803	$205,285,053

14

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2018	2017	2016
Gross unrealized capital gains	$241,992,681	$209,510,215	$173,957,790
Gross unrealized capital losses	(97,096,315)	(13,461,424)	(38,769,844)
Net unrealized capital gains	144,896,366	196,048,791	135,187,946
Balance, beginning of year	196,048,791	135,187,946	127,417,770
Change in net unrealized capital gains on bonds and and short-term investments	$(51,152,425)	$60,860,845	$7,770,176

c. Components of Net Unrealized Capital (Losses) Gains on Common and Preferred Stocks

	As of December 31,
	2018	2017	2016
Gross unrealized capital gains	$1,220	$1,793,624	$1,930,896
Gross unrealized capital losses	(10,587,132)	(1,118,162)	(2,700,950)
Net unrealized capital gains (losses)	(10,585,912)	675,462	(770,054)
Balance, beginning of year	675,462	(770,054)	(19,591,820)
Change in net unrealized capital (losses) gains on common and preferred stocks	$(11,261,374)	$1,445,516	$18,821,766

d. Components of Net Realized Capital Gains (Losses)

	For the years ended December 31,
	2018	2017	2016
Bonds and short-term investments	$254,551,396	$26,433,320	$25,530,969
Common stocks - unaffiliated	784,151	1,803,956	(49,415,502)
Common stocks - affiliated	—	—	(2,280,967)
Preferred stocks - unaffiliated	(6,485,136)	—	—
Mortgage loans on real estate	8,893,521	—	—
Derivatives	(114,299,382)	(164,601,714)	(70,832,408)
Other invested assets	7,816,673	1,557,619	(84,478,613)
Net realized capital gains (losses)	151,261,223	(134,806,819)	(181,476,521)
Capital loss tax expense (benefit)	70,177,864	6,046,610	4,405,072
Net realized capital gains (losses), after tax	81,083,359	(140,853,429)	(185,881,593)
Less: Amounts transferred to IMR	196,740,460	8,523,401	15,726,619
Net realized capital losses, after tax	$(115,657,101)	$(149,376,830)	$(201,608,212)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

15

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

	For the years ended December 31,
	2018	2017	2016
Bonds and short-term investments
Sale proceeds	$4,264,689,399	$2,722,996,316	$1,761,151,435
Gross realized capital gains on sales	279,198,476	28,234,411	35,200,706
Gross realized capital losses on sales	(22,391,012)	(13,584,556)	(14,709,927)
Unaffiliated common and preferred stock
Sale proceeds	22,224,017	31,036,839	262,867,397
Gross realized capital gains on sales	1,349,154	2,088,874	15,970,430
Gross realized capital losses on sales	(565,003)	(284,918)	(64,241,845)

Additionally, for the years ended December 31, 2018 and 2017, there was $1,467,972 and $3,340,354 of investment income generated on 21 and 42 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.
e. Investments - Derivative Instruments Overview
The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.
Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.
16

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.
The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.
Strategies
The notional value, fair value, and carrying value of derivative instruments used during the years 2018 and 2017 are disclosed in the table presented below. During the years 2018 and 2017, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2018 and 2017, the average fair values for derivatives held for other investment and/or risk management activities were $(94,433,866) and $(77,690,974), respectively. The Company did not have any unrealized gains or losses during 2018 and 2017 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands) Derivative type by strategy	As of December 31, 2018			As of December 31, 2017
	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$ —	$ —	$ —	$25,000	$(56)	$ —
Foreign currency swaps	16,876	(688)	(357)	16,876	(1,587)	(1,289)
Fixed payout annuity hedge	222,270	(81,528)	—	444,032	(169,535)	—
Replication transactions
Credit default swaps	83,800	616	1,673	83,800	2,084	1,693
Other investment and/or Risk Management activities
Credit default swaps	2,833	(5)	(5)	2,833	(30)	(30)
Credit default swaps - offsetting	—	—	—	10,798	—	—
Foreign currency swaps and forwards	680	(46)	(46)	176,033	(3,415)	(3,415)
GMWB hedging derivatives	5,716,864	46,333	46,333	6,810,992	56,231	56,231
Interest rate swaps and swaptions	100,000	3,635	3,635	—	—	—
Interest rate swaps - offsetting	371,110	(10,329)	(10,329)	371,110	(14,429)	(14,429)
Macro hedge program	8,758,799	199,258	199,257	5,919,909	24,331	24,331
Total	$15,273,232	$157,246	$240,161	$13,861,383	$(106,406)	$63,092

Cash Flow Hedges

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were no gains and (losses) in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2018 and 2017 that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.
17

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.
Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.
Replication Transactions
Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.
Other Investment and/or Risk Management Activities
The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2018	For the year ended December 31, 2017		For the year ended December 31, 2016
Credit default swaps	$ —	$	$(81)	$953
Credit default swaps - offsetting	(95)		(1,673)	(450)
Foreign currency swaps and forwards	(5,292)		5,417	(520)
GMWB hedging derivatives	(56,795)		(62,624)	(19,968)
Equity index swaps, options, and futures	—		(311)	57,712
Interest rate swaps and swaptions	(5)		2,968	947
Interest rate swaps - offsetting	—		286	9,548
Macro hedge program	(49,614)		(106,307)	(96,490)
Total	$(111,801)		$(162,325)	$(48,268)
Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.
Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.
Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.
Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

18

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.
Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.
The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2018
(Amounts in thousands)						Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]		Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure		$33,800	$339	$775	2 years	Corporate Credit/ Foreign Gov.	AA+	$—	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure		50,000	277	898	1 year	Corporate Credit	AAA-	—	—	—
Total		$83,800	$616	$1,673				$—	$—	$—

19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

As of December 31, 2017
(Amounts in thousands)						Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]		Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure		$33,800	$901	$690	5 year	Corporate Credit/ Foreign Gov.	AA+	$—	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure		50,000	5	1003	5 year	Corporate Credit	BBB+	—
Below investment grade		4,493	368	368	3 year	Corporate Credit	B+	4,493	(368)	(368)
Investment grade risk exposure		906	(3)	(3)	0 year	CMBS Credit	AAA-	906	2	3
Total		$89,199	$1,271	$2,058				$5,399	$(365)	$(365)

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk
The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.
The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.
Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.
20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
For the years ended December 31, 2018, 2017, and 2016 the Company had no losses on derivative instruments due to counterparty nonperformance.
f.Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2018 and 2017, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus.
g.Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2018	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$222,648,454	$27,271,257	$(618,251)	$249,301,460
Guaranteed and sponsored - asset-backed	305,013,858	3,076,537	(5,376,907	302,713,488
States, municipalities and political subdivisions	333,827,094	32,041,361	(1,010,456	364,857,999
International governments	119,084,344	1,117,192	(3,043,391	117,158,145
All other corporate - excluding asset-backed	2,953,783,863	170,731,829	(74,852,135	3,049,663,557
All other corporate - asset-backed	914,191,164	7,301,783	(12,147,718	909,345,229
Hybrid securities	16,751,153	301,460	—	17,052,613
Cash equivalents and short-term investments	204,683,847	151,262	(47,457	204,787,652
Total bonds, cash equivalents and short-term investments	$5,069,983,777	$241,992,681	$(97,096,315)	$5,214,880,143

Common Stocks As of December 31, 2018	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$73,008,000	$1,220	$(7,993,412)	$ 65,015,808
Common stocks - affiliated	9,980,958	—	(2,580,843)	7,400,115
Total common stocks	$82,988,958	$1,220	$(10,574,255)	$ 72,415,923

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2018	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,371,366	$—	$(12,877)	$2,358,489
Total preferred stocks	$2,371,366	$—	$(12,877)	$2,358,489

21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2017	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$327,950,036	$41,043,850	$(819,813)	$368,174,073
Guaranteed and sponsored - asset-backed	364,393,794	6,045,146	(1,631,931)	368,807,009
States, municipalities and political subdivisions	84,237,814	12,605,530	(98,718)	96,744,626
International governments	93,439,858	3,569,134	(396,515)	96,612,477
All other corporate - excluding asset-backed	2,135,965,912	136,043,736	(7,178,674)	2,264,830,974
All other corporate - asset-backed	690,438,462	10,061,255	(3,329,942)	697,169,775
Hybrid securities	416,460	141,344	—	557,804
Short-term investments	153,553,763	220	(5,831)	153,548,152
Total bonds and short-term investments	$3,850,396,099	$209,510,215	$(13,461,424)	$4,046,444,890

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2017	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$70,773,518	$1,716,938	$(1,118,162)	$71,372,294
Total common stocks	$70,773,518	$1,716,938	$(1,118,162)	$71,372,294

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2017	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,466,654	$76,686	$—	$2,543,340
Total preferred stocks	$2,466,654	$76,686	$—	$2,543,340
The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2018 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, (are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$664,392,310	$663,863,357
Due after one year through five years	878,470,989	880,758,698
Due after five years through ten years	1,146,562,102	1,144,795,365
Due after ten years	2,380,558,376	2,525,462,724
Total	$5,069,983,777	$5,214,880,144

At December 31, 2018 and 2017, securities with a statement value of $4,129,705 and $4,143,111, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

22

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

h.Mortgage Loans on Real Estate
The Company had a maximum and minimum lending rate of 6.30% and 3.32% for loans during 2018 and had a maximum and minimum lending rate of 4.37% and 3.32% during 2017. During 2018 and 2017, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2018 and 2017, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 69.5% and 79%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2018 and 2017, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2018 and 2017, there were immaterial amounts of impaired loans with immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.
i.Restructured Debt in which the Company is a Creditor
The Company had recorded immaterial investments in restructured loans in years ended December 31, 2018 and 2017. The realized capital losses related to these loans were immaterial for the years ended December 31, 2018, 2017 and 2016.
j.Joint Ventures, Partnerships and Limited Liability Companies
The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $6,485,136 for the year ended December 31, 2018 on private equity limited partnerships and one state tax credit limited liability company (LLC). OTTI recognized for the years ended December 31, 2017 and 2016 was not material. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.
In November 2016, the Company impaired the carrying value of its affiliated investment, Hartford Financial Service Corp (HFSC), to its current fair value, based on the length of time, the extent to which the value was less than the cost and recent returns of capital further diminishing future prospects, resulting in a realized loss of $76 million offset by an unrealized gain of the same amount.
k.Security Lending, Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain bonds within the corporate, foreign government/government agencies, and municipal sectors as well as stocks to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s financial statements. Additional collateral is obtained if the fair value of the collateral falls below100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the Statements of Admitted Assets, Liabilities and Capital and Surplus. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Statements of Operations.

23

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

As of December 31, 2018, and 2017, the fair value of loaned securities was approximately $98,265,256 and $115,602,325, respectively, reported in Bonds. As of December 31, 2018 and 2017, the associated liability for cash collateral received was $101,549,568 and $119,613,212, respectively, reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. The Company also received immaterial amounts of securities collateral as of December 31, 2018 and 2017 respectively, which was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2018 and 2017, the securities acquired from the use of the collateral in connection with our securities lending program were short term bond investments and cash equivalents with amortized cost approximating fair value of $101,549,568 and $119,613,212 respectively. The Company did not have securities lending transactions that extend beyond one year from the reporting date.
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2018 and 2017, the Company had no outstanding repurchase agreements.
The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2018 and 2017, was $12,292,144 and $0, respectively, with a fair value of $12,436,331 and $0, respectively.
Reinvested proceeds from repurchase agreements and securities lending transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements, dollar repurchase agreements, or securities lending agreements on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.
The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2018 and 2017, securities pledged of $76,738,878 and $209,945,649, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $15,683,348 and $16,646,250,
24

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

respectively, as of December 31, 2018 and 2017, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.
As of December 31, 2018 and 2017, the Company accepted cash collateral associated with derivative instruments with a statement value of $326,905,245 and $253,682,064, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives. The Company also accepted securities collateral as of December 31, 2018 and 2017 of $64,775,963 and $986, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2018 and 2017, the Company had not repledged securities and did not sell any securities collateral. In addition, as of December 31, 2018 and 2017, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.
l. Security Unrealized Loss Aging
The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2018 and 2017.
The following tables present amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2018 and 2017:

December 31, 2018	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$9,452	$9,246	$(206)	$20,409	$19,997	$(412)	$29,861	$29,243	$(618)
Guaranteed & sponsored - asset-backed	113,571	112,017	(1,554)	100,220	96,397	(3,823)	213,791	208,414	(5,377)
States, municipalities & political subdivisions	29,064	28,516	(548)	10,106	9,644	(462)	39,170	38,160	(1,010)
International governments	58,419	56,781	(1,638)	25,055	23,650	(1,405)	83,474	80,431	(3,043)
All other corporate - excluding asset-backed	1,120,826	1,070,781	(50,045)	381,360	356,553	(24,807)	1,502,186	1,427,334	(74,852)
All other corporate - asset-backed	437,850	431,845	(6,005)	133,950	127,807	(6,143)	571,800	559,652	(12,148)
Short-term investments	61,253	61,205	(48)	—	—	—	61,253	61,205	(48)
Total fixed maturities	1,830,435	1,770,391	(60,044)	671,100	634,048	(37,052)	2,501,535	2,404,439	(97,096)
Common stock-unaffiliated	39,116	35,081	(4,035)	22,548	18,590	(3,958)	61,664	53,671	(7,993)
Preferred stock - unaffiliated	2,371	2,358	(13)	—	—	—	2,371	2,358	(13)
Total stocks	41,487	37,439	(4,048)	22,548	18,590	(3,958)	64,035	56,029	(8,006)
Total securities	$1,871,922	$1,807,830	$(64,092)	$693,648	$652,638	$(41,010)	$2,565,570	$2,460,468	$(105,102)

25

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

December 31, 2017	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$90,864	$90,189	$(675)	$11,142	$10,998	$(144)	$102,006	$101,187	$(819)
Guaranteed & sponsored - asset-backed	111,536	110,811	(725)	23,922	23,015	(907)	135,458	133,826	(1,632)
States, municipalities & political subdivisions	8,516	8,451	(65)	705	671	(34)	9,221	9,122	(99)
International governments	25,070	24,817	(253)	2,387	2,244	(143)	27,457	27,061	(396)
All other corporate - excluding asset-backed	267,115	265,419	(1,696)	170,524	165,042	(5,482)	437,639	430,461	(7,178)
All other corporate - asset-backed	120,028	119,253	(775)	81,986	79,431	(2,555)	202,014	198,684	(3,330)
Short-term investments	18,975	18,969	(6)	—	—	—	18,975	18,969	(6)
Total fixed maturities	642,104	637,909	(4,195)	290,666	281,401	(9,265)	932,770	919,310	(13,460)
Common stock-unaffiliated	505	502	(3)	22,597	20,451	(2,146)	23,102	20,953	(2,149)
Total stocks	505	502	(3)	22,597	20,451	(2,146)	23,102	20,953	(2,149)
Total securities	$642,609	$638,411	$(4,198)	$313,263	$301,852	$(11,411)	$955,872	$940,263	$(15,609)
As of December 31, 2018, fixed maturities, comprised of 867 securities, accounted for approximately 92% of the Company’s total unrealized loss amount. The securities were primarily related to corporate securities concentrated in the consumer non-cyclical, energy, and utilities sectors and CMBS. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2018, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2018 was primarily attributable to widening credit spreads and higher interest rates.
Most of the securities depressed for twelve months or more primarily related to corporate securities concentrated in the utilities and consumer non-cyclical sectors, and CMBS. CMBS were primarily depressed because current market spreads are wider than spreads at the securities' respective purchase dates. Corporate securities were depressed because of an increase in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2018, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2018.
As of December 31, 2017, fixed maturities, comprised of 394 securities, accounted for approximately 98% of the Company’s total unrealized loss amount. The securities were primarily related to CMBS and corporate securities concentrated in the energy, consumer non-cyclical, and utilities sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2017, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2017 was primarily attributable to tighter credit spreads.

26

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

m. Loan-backed and Structured Securities OTTI
For the years ended December 31, 2018, 2017 and 2016, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.
For the year ended December 31, 2018, the Company did not recognize OTTI recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities for loan-backed securities.
n. Structured Notes
The following tables summarize structured notes as of December 31, 2018 and 2017:

December 31, 2018
						Mortgage-
						Referenced
CUSIP					Book/Adjusted	Security
Identification			Actual Cost	Fair Value	Carrying Value	(Yes/No)
39483	BB	7	$2,095,163	$2,146,331	$2,083,892	No
V25125	BD	2	976,902	877,155	979,759	No
98417E	AR	1	18,035,224	16,342,561	18,035,179	No
785592	AD	8	594,258	631,094	595,819	No
3137G0	AL	3	643,510	657,779	644,329	Yes
3137G0	FT	1	498,819	509,922	499,661	Yes
3137G0	GT	0	771,976	793,154	772,001	Yes
Total			$23,615,852	$21,957,996	$23,610,640

December 31, 2017
						Mortgage-
						Referenced
CUSIP					Book/Adjusted	Security
Identification			Actual Cost	Fair Value	Carrying Value	(Yes/No)
39483	BB	7	$8,385,689	$8,862,853	$8,347,291	NO
V25125	BD	2	1,020,080	1,037,334	1,022,043	NO
98417E	AR	1	3,809,405	4,088,285	3,807,618	NO
785592	AD	8	2,559,011	2,746,666	2,549,722	NO
3137G0	AL	3	860,674	889,982	861,405	YES
3137G0	FT	1	874,773	900,645	875,745	YES
3137G0	GT	0	1,130,890	1,170,581	1,130,914	YES
Total			$18,640,522	$19,696,346	$18,594,738

o. 5GI Securities
A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years December 31, 2018 and 2017.
27

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

4. Fair Value Measurements
Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.
The Company's estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)
Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

28

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

	As of December 31, 2018
		Quoted Prices in Active	Significant	Significant
		Markets for Identical	Observable	Unobservable
		Assets	Inputs	Inputs	Net Asset
	(Amounts in thousands)	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$ —	$ —	$44	$ —	$44
	Common stocks - unaffiliated	61,607	—	3,409	—	65,016
	Total bonds and stocks	61,607	—	3,453	—	65,060
	Derivative assets
	Credit derivatives	—	1,697	—	—	1,697
	Interest rate derivatives	—	3,753	—	—	3,753
	Foreign exchange derivatives	—	226	—	—	226
	GMWB hedging instruments	—	38,926	43,452	—	82,378
	Macro hedge program	—	—	232,529	—	232,529
	Total derivative assets	—	44,602	275,981	—	320,583
	Separate Account assets [1]	25,083,562	—	—	—	25,083,562
	Total assets accounted for at fair value	$25,145,169	$44,602	$279,434	$ —	$25,469,205
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$ —	$(29)	$ —	$ —	$(29)
	Foreign exchange derivatives	—	(629)	—	—	(629)
	Interest rate derivatives	—	(10,447)	—	—	(10,447)
	GMWB hedging instruments	—	(14,082)	(21,963)	—	(36,045)
	Macro hedge program	—	—	(33,272)	—	(33,272)
	Total liabilities accounted for at fair value	$ —	$(25,187)	$(55,235)	$ —	$(80,422)

[1] Excludes approximately $10.6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

29

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

	As of December 31, 2017
		Quoted Prices in Active
		Markets for Identical	Significant	Significant
		Assets	Observable Inputs	Unobservable Inputs
	(Amounts in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$ —	$ —	$2,824	$2,824
	Common stocks - unaffiliated	71,372	—	—	71,372
	Total bonds and stocks	71,372	—	2,824	74,196
	Derivative assets
	Credit derivatives	—	2,095	—	2,095
	Interest rate derivatives	—	1,158	—	1,158
	GMWB hedging instruments	—	53,717	43,915	97,632
	Macro hedge program	—	—	42,366	42,366
	Total derivative assets	—	56,970	86,281	143,251
	Separate Account assets [1]	30,502,251	—	—	30,502,251
	Total assets accounted for at fair value	$30,573,623	$56,970	$89,105	$30,719,698
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$ —	$(432)	$ —	$(432)
	Foreign exchange derivatives	—	(4,704)	—	(4,704)
	Interest rate derivatives	—	(15,587)	—	(15,587)
	GMWB hedging instruments	—	(17,851)	(23,550)	(41,401)
	Macro hedge program	—	—	(18,035)	(18,035)
	Total liabilities accounted for at fair value	$ —	$(38,574)	$(41,585)	$(80,159)
[1] Excludes approximately $15.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.
Valuation Techniques, Procedures and Controls
The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.
The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

30

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.
Bonds and Stocks
The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.
Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.
The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.
The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.
The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use                             31

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.
Derivative Instruments
Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.
The Derivatives Working Group performs ongoing analyses of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.
The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.
Valuation Inputs for Investments
For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.
For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:
Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.
ABS, CMBS, collateralized debt obligations (CDOs) and residential mortgage-backed securities ("RMBS") - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.
Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.
32

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Equity derivatives - Primary inputs include equity index levels.
Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
Interest rate derivatives - Primary input is the swap yield curve.
Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility, swap yield curves beyond observable limits, and commodity price curves.
Separate Account assets
Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.
Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values
The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.
As of December 31, 2018 and December 31, 2017, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2018
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$(499)	Option model	Equity volatility	30%	32%	Increase
Equity variance swaps	(19,662)	Option model	Equity volatility	22%	22%	Increase
Customized swaps	41,650	Discounted cash flows	Equity volatility	18%	30%	Increase
Macro hedge program
Equity options [2]	203,129	Option model	Equity volatility	17%	29%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

33

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2017
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$2,739	Option model	Equity volatility	27%	30%	Increase
Equity variance swaps	(19,800)	Option model	Equity volatility	19%	19%	Increase
Customized swaps	37,426	Discounted cash flows	Equity volatility	7%	26%	Increase
Macro hedge program
Equity options [2]	30,687	Option model	Equity volatility	26%	31%	Increase

[1]
The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]	Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.
Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain equity derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2018 and 2017, no significant adjustments were made by the Company to broker prices received.
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2018 and 2017:

				Total Realized/ Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2018	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	December 31, 2018
Assets
All other corporate bonds – asset-backed	$2,824	$ —	$(2,700)	$ —	$24	$ —	$ —	$(104)	$44
Common stocks - unaffiliated	—	—	—	—	—	3,409	—	—	3,409
Total bonds and stocks	2,824	—	(2,700)	—	24	3,409	—	(104)	3,453
Derivatives
GMWB hedging instruments	20,365	—	—	—	3,549	—	—	(2,425)	21,489
Macro hedge program	24,331	—	—	(24,641)	138,012	40,868	—	20,687	199,257
Total derivatives [3]	44,696	—	—	(24,641)	141,561	40,868	—	18,262	220,746
Total assets	$47,520	$ —	$(2,700)	$(24,641)	$141,585	$44,277	$ —	$18,158	$224,199

34

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/ Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	January 1, 2017	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	December 31, 2017
Assets
All other corporate bonds – asset-backed	$6.881	$547	$ —	$(6,578)	$(180)	$2,700	$ —	$(546)	$2.824
Total bonds and stocks	6,881	547	—	(6,578)	(180)	2,700	—	(546)	2,824
Derivatives
GMWB hedging instruments	46,219	—	—	—	(25,854)	—	—	—	20,365
Macro hedge program	146,157	—	—	—	1,032	—	—	(122,858)	24,331
Total derivatives [3]	192,376	—	—	—	(24,822)	—	—	(122,858)	44,696
Total assets	$199,257	$547	$ —	$(6,578)	$(25,002)	$2,700	$ —	$(123,404)	$47,520

35

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.
Fair Values for All Financial Instruments by Levels 1, 2 and 3
The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2018
							Not
							Practicable
	Aggregate	Admitted				Net Asset	(Carrying
Type of Financial Instrument	Fair Value	Value	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	Value)
Assets
Bonds - unaffiliated	$5,010,093	$4,865,300	$ —	$4,851,531	$158,562	$ —	$ —
Preferred stocks - unaffiliated	2,358	2,371	—	2,358	—	—	—
Common stocks - unaffiliated	65,016	65,016	61,607	—	3,409	—	—
Mortgage loans	822,690	813,842	—	—	822,690	—	—
Cash, cash equivalents and short-term investments - unaffiliated	411,663	411,559	271,049	140,614	—	—	—
Derivative related assets	237,982	320,583	—	(37,999)	275,981	—	—
Contract loans	102,625	102,625	—	—	102,625	—	—
Surplus debentures	43,174	36,592	—	43,174	—	—	—
Low-income housing tax credits	425	425	—	—	425	—	—
Securities lending reinvested collateral assets	101,529	101,550	—	101,529	—	—	—
Separate Account assets [1]	25,083,562	25,083,562	25,083,562	—	—	—	—
Total assets	$31,881,117	$31,803,425	$25,416,218	$5,101,207	$1,363,692	$ —	$ —
Liabilities
Liability for deposit-type contracts	$(475,344)	$(475,344)	$ —	$ —	$(475,344)	$ —	$ —
Derivative related liabilities	(80,736)	(80,422)	—	(25,501)	(55,235)	—	—
Separate Account liabilities	(25,083,562)	(25,083,562)	(25,083,562)	—	—	—	—
Total liabilities	$(25,639,642)	$(25,639,328)	$(25,083,562)	$(25,501)	$(530,579)	$ —	$ —
[1] Excludes approximately $10.6 million, at December 31, 2018, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

(Amounts in thousands)	December 31, 2017
						Not
						Practicable
	Aggregate	Admitted				(Carrying
Type of Financial Instrument	Fair Value	Value	(Level 1)	(Level 2)	(Level 3)	Value)
Assets
Bonds - unaffiliated	$3,892,897	$3,696,842	$51,592	$3,643,186	$198,119	$ —
Preferred stocks - unaffiliated	2,543	2,467	—	2,543	—	—
Common stocks - unaffiliated	71,372	71,372	71,372	—	—	—
Mortgage loans	474,340	464,673	—	—	474,340	—
Cash, cash equivalents and short-term investments - unaffiliated	547,291	547,296	424,597	122,694	—	—
Derivative related assets	(26,055)	143,251	—	(112,336)	86,281	—
Contract loans	106,561	106,561	—	—	106,561	—
Surplus debentures	16,454	13,710	—	16,454	—	—
Low-income housing tax credits	564	564	—	—	564	—
Securities lending reinvested collateral assets	119,609	119,613	—	119,609	—	—
Separate Account assets [1]	30,502,251	30,502,251	30,502,251	—	—	—
Total assets	$35,707,827	$35,668,600	$31,049,812	$3,792,150	$865,865	$ —
Liabilities
Liability for deposit-type contracts	$(513,033)	$(513,033)	$ —	$ —	$(513,033)	$ —
Derivative related liabilities	(80,350)	(80,159)	—	(38,764)	(41,586)	—
Separate Account liabilities	(30,502,251)	(30,502,251)	(30,502,251)	—	—	—
Total liabilities	$(31,095,634)	$(31,095,443)	$(30,502,251)	$(38,764)	$(554,619)	$ —
[1] Excludes approximately $15.2 million, at December 31, 2017, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.
The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.
The amortized cost of short-term investments approximates fair value.
Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.
The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.
The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.
At December 31, 2018 and 2017 the Company had no investments where it was not practicable to estimate fair value. 5. Income Taxes
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”). Tax Reform established new tax laws that affected 2018, including, but not limited to, (1) reduction of the U.S. federal corporate income tax rate from 35% to 21%, (2) elimination of the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized, (3) limitations on the deductibility of certain executive compensation, (4)
37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

changes to the discounting of statutory reserves for tax purposes, and (5) limitations on net operating losses (NOLs) generated after December 31, 2017. Additional information regarding the impacts of Tax Reform is disclosed throughout Note 5 below.
The Company's 2017 AMT credits of $173,530,180 were reclassified to Federal income tax recoverable as a current income tax receivable as Tax reform allowed for the refund of AMT credits over time but no later than 2022. These amounts were settled in 2018 as part of the Talcott Resolution sale transaction. See Note 1.
A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2018
			Ordinary	Capital	Total
	(a)	Gross DTA	$228,995,038	$11,432,431	$240,427,469
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	228,995,038	11,432,431	240,427,469
	(d)	Deferred tax assets nonadmitted	66,187,861	—	66,187,861
	(e)	Subtotal net admitted deferred tax assets	162,807,177	11,432,431	174,239,608
	(f)	Deferred tax liabilities	5,096,171	18,055,795	23,151,966
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$157,711,006	$(6,623,364)	$151,087,642

2				2018
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	157,711,006	(6,623,364)	151,087,642
		(1) DTAs expected to be realized after the balance sheet date	157,711,006	(6,623,364)	151,087,642
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,087,642
	(c)	DTAs offset against DTLs	5,096,171	18,055,795	23,151,966
	(d)	DTAs admitted as a result of application of SSAP No. 101	$162,807,177	$11,432,431	$174,239,608

3	(a)	Ratio % used to determine recovery period and threshold limitation	1,088%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,007,250,953

4			2018
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$228,995,038	$11,432,431
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	17%	39%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$162,807,177	$11,432,431
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	18%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2017
			Ordinary	Capital	Total
	(a)	Gross DTA	$475,442,749	$4,265,999	$479,708,748
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	475,442,749	4,265,999	479,708,748
	(d)	Deferred tax assets nonadmitted	315,490,484	—	315,490,484
	(e)	Subtotal net admitted deferred tax assets	159,952,265	4,265,999	164,218,264
	(f)	Deferred tax liabilities	28,399,486	5,562,778	33,962,264
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$131,552,779	$(1,296,779)	$130,256,000
38

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

2				2017
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	131,552,779	(1,296,779)	130,256,000
		(1) DTAs expected to be realized after the balance sheet date	131,552,779	(1,296,779)	130,256,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,307,353
	(c)	DTAs offset against DTLs	28,399,486	5,562,778	33,962,264
	(d)	DTAs admitted as a result of application of SSAP No. 101	$159,952,265	$4,265,999	$164,218,264

3	(a)	Ratio % used to determine recovery period and threshold limitation	668%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,008,715,688

4			2017
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$475,442,749	$4,265,999
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$159,952,265	$4,265,999
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	66%	0%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2018
			Ordinary	Capital	Total
	(a)	Gross DTA	$(246,447,711)	$7,166,432	$(239,281,279)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(246,447,711)	7,166,432	(239,281,279)
	(d)	Deferred tax assets nonadmitted	(249,302,623)	—	(249,302,623)
	(e)	Subtotal net admitted deferred tax assets	2,854,912	7,166,432	10,021,344
	(f)	Deferred tax liabilities	(23,303,315)	12,493,017	(10,810,298)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$26,158,227	$(5,326,585)	$20,831,642

2			Change During 2018
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	26,158,227	(5,326,585)	20,831,642
		(1) DTAs expected to be realized after the balance sheet date	26,158,227	(5,326,585)	20,831,642
		(2) DTAs allowed per limitation threshold	XXX	XXX	(219,711)
	(c)	DTAs offset against DTLs	(23,303,315	12,493,017	(10,810,298)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$2,854,912	$7,166,432	$10,021,344

3	(a)	Ratio % used to determine recovery period and threshold limitation	420%	%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(1,464,735)

39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

4			Change During 2018
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(246,447,711)	$7,166,432
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	17%	39%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$2,854,912	$7,166,432
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(48)%	100%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2018	2017	Change
	(a)	Federal	$(32,642,950)	$(49,931,703)	$17,288,753
	(b)	Foreign	—	—	—
	(c)	Subtotal	(32,642,950)	(49,931,703)	17,288,753
	(d)	Federal income tax on net capital gains	70,177,864	6,046,610	64,131,254
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$37,534,914	$(43,885,093))	$81,420,007

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2018	2017	Change
	DTA: Ordinary
	Policyholder reserves	$50,569,867	$33,714,025	$16,855,842
	Deferred acquisition costs	39,649,553	42,379,117	(2,729,564)
	Compensation and benefits	1,384,490	2,320,355	(935,865)
	Investments	2,171,194	850,495	1,320,699
	Net operating loss carryforward	125,160,000	378,696,773	(253,536,773)
	Tax credit carryforward	3,371,665	12,122,699	(8,751,034)
	Other	6,688,269	5,359,285	1,328,984
	Subtotal: DTA Ordinary	228,995,038	475,442,749	(246,447,711)
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	228,995,038	475,442,749	(246,447,711)
	Nonadmitted ordinary DTA	66,187,861	315,490,484	(249,302,623)
	Admitted ordinary DTA	162,807,177	159,952,265	2,854,912
	DTA: Capital
	Investments	11,432,431	4,265,999	7,166,432
	Subtotal: DTA Capital	11,432,431	4,265,999	7,166,432
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	11,432,431	4,265,999	7,166,432
	Nonadmitted capital DTA	—	—	—
	Admitted capital DTA	11,432,431	4,265,999	7,166,432
	Total Admitted DTA	$174,239,608	$164,218,264	$10,021,344
40

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

DTL: Ordinary
Investments	$ —	$2,812,556	$(2,812,556)
Deferred and uncollected premium	—	29,751	(29,751)
Policyholder reserves	5,096,171	24,927,179	(19,831,008)
Other	—	630,000	(630,000)
Gross DTL ordinary	5,096,171	28,399,486	(23,303,315)
DTL: Capital
Investments	18,055,795	5,562,778	12,493,017
Gross DTL capital	18,055,795	5,562,778	12,493,017
Total DTL	23,151,966	33,962,264	(10,810,298)
Net adjusted DTA/(DTL)	$151,087,642	$130,256,000	$20,831,642
Adjust for the change in deferred tax on unrealized gains/losses			11,885,633
Adjust for the stock compensation transfer			509,063
Adjust for the change in nonadmitted deferred tax			(249,302,623)
AMT receivable reclass			(17,602,941)
Other adjustments			1
Adjusted change in net deferred Income Tax			$(233,679,225)

D. Reconciliation of federal income tax rate to actual effective rate:
The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2018 Tax effect	% of Pre-tax income $ 102,581,087	2017 Tax effect	% of Pre-tax income $ 126,926,995	2016 Tax effect	% of Pre-tax income $ 129,365,110
Statutory tax	$21,542,028	21.00%	$44,424,448	35.00%	$45,277,788	35.00%
Tax preferred investments	(97,684,555)	(95.23)%	(57,083,258)	(44.97)%	(43,690,668)	(33.77)%
Subsidiary value write down	—	—	—	—	27,300,293	21.10%
Interest maintenance reserve	11,294,233	11.01%	414,264	0.33%	3,132,052	2.42%
Amortization of inception gain	(4,974,717)	(4.85)%	(8,956,683)	(7.06)%	(10,236,210)	(7.91)%
IRS Audit adjustments	—	—	—	—	38,226,226	29.54%
VA Hedge Reclass	36,663,594	35.74%	(42,956,592)	(33.8400)%	6,712,342	5.19%
Prior period adjustments	46,412,127	45.24%	(59,827,603)	(47.1400)%	—	— %
Tax Reform	(664,934)	(0.65)%	301,344,827	237.42%	—	— %
Change in deferred tax on non-admitted assets	(1,463,302)	(1.43)%	840,802	0.66%	—	— %
Intercompany settlement of DTA	267,104,472	260.38%	(2,160,604)	(1.70)%	—	— %
All other	(7,014,807)	(6.82)%	(451,900)	(0.37)%	(3,264,167)	(2.52)%
Total statutory income tax	271,214,139	264.39%	175,587,701	138.33%	63,457,656	49.05%
Federal and foreign income taxes incurred	37,534,914	36.59%	(43,885,093)	(34.58)%	(16,780,987)	(12.97)%
Change in net deferred income taxes	233,679,225	227.80%	219,472,794	172.91%	80,238,643	62.02%
Total statutory income tax	$271,214,139	264.39%	$175,587,701	138.33%	$63,457,656	49.05%
E. Operating loss and tax credit carryforwards and protective tax deposits

1.	At December 31, 2018, the Company had $596,000,000 of net operating loss carryforwards which expire between 2027 and 2030, and $3,371,665 of foreign tax credit carryovers which expire in 2028.

2.	The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:
2018 —
2017     —
2016    —

41

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

3.	The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2018.
F. Consolidated Federal Income Tax Return

1.	The Company's federal income tax return is consolidated within TL's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance American Maturity Life Insurance Company
For the period ended May 31, 2018, the Company’s federal income tax return was included in a consolidated tax return with its former indirect parent, The Hartford and The Hartford's subsidiaries.

2.	Federal Income Tax Allocation
Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. For the period ended May 31, 2018, the allocation of tax was subject to a written agreement with the Company's former indirect parent, The Hartford.
6. Reinsurance
The amount of reinsurance recoverables from and payables to unaffiliated reinsurers were $47,565,210 and $10,467,692 respectively, as of December 31, 2018. The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $8,863,400 and $43,678,211 respectively, as of December 31, 2017.
The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2018	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,158,158,608	$945,895,582	$(13,870,725,332)	$5,233,328,858
Liability for deposit-type contracts	1,204,076,689	247,955,369	(976,688,549)	475,343,509
Policy and contract claim liabilities	152,006,971	25,022,229	(149,662,542)	27,366,658
Premium and annuity considerations	1,026,148,635	90,521,601	(2,735,139,940)	(1,618,469,704)
Death, annuity, disability and other benefits	1,263,080,747	107,257,969	(1,027,017,105)	343,321,611
Surrenders and other fund withdrawals	3,898,586,530	175,281,904	(526,234,814)	3,547,633,620
2017	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,686,319,652	$974,679,315	$(12,199,904,057)	$3,461,094,910
Liability for deposit-type contracts	27,322,381	485,714,693	(4,499)	513,032,575
Policy and contract claim liabilities	170,509,249	32,270,719	(167,598,735)	35,181,233
Premium and annuity considerations	1,118,219,251	98,793,627	(987,068,482)	229,944,396
Death, annuity, disability and other benefits	1,049,822,086	115,831,353	(873,182,466)	292,470,973
Surrenders and other fund withdrawals	4,016,631,491	187,693,017	(452,535,068)	3,751,789,440

42

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

2016	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,737,668,338	$1,009,814,809	$(11,124,064,437)	$3,623,418,710
Liability for deposit-type contracts	31,932,206	714,653,231	(3,645)	746,581,792
Policy and contract claim liabilities	144,070,692	20,007,238	(142,964,875)	21,113,055
Premium and annuity considerations	1,248,178,977	109,299,565	(1,074,130,692)	283,347,850
Death, annuity, disability and other benefits	921,467,688	106,615,608	(764,521,986)	263,561,310
Surrenders and other fund withdrawals	4,383,813,770	184,833,390	(443,569,567)	4,125,077,593

a. External reinsurance
Immediately following the close of the Talcott sale transaction (see Note 1), the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. Pursuant to the reinsurance agreements, the Company ceded, on an 85% quota share basis, the Company’s variable and fixed payout annuity contracts and period certain structured settlement contracts. Additionally, standard lives structured settlement contracts were ceded on a 75% quota share basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included the transfer of reserves, deposit liabilities and IMR totaling approximately $2.5 billion, offset by cash and invested assets totaling $2.7 billion at market value. The Company realized gains of $258 million and received a ceding commission of $141 million, before tax. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2018.
The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2018, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $12.5 billion for Prudential offset by $9.4 billion of market value of assets held in trust, for a net exposure of $3.1 billion. In addition, reserve credits totaling $2.3 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.6 billion of market value of assets held in trust, for no net exposure. As of December 31, 2017, the Company had one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. The concentration, which was actively monitored, was as follows: reserve credits totaling $12.1 billion for Prudential offset by $9.0 billion of market value of assets held in trust, for a net exposure of $3.1 billion.
The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a loss of reinsurance credit for the Company, and for which such obligation is not presently accrued is $73,653,500 in 2018, a decrease of $48,356,117 from the 2017 balance of $122,009,617. The total amount of reinsurance credits taken for this agreement was $93,232,278 in 2018, a decrease of $94,474,825 from the 2017 balance of $187,707,103.
On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and is being amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on
43

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $19.0 million, $25.6 million and $29.2 million for 2018, 2017 and 2016, respectively.
On June 30, 2014, TL’s parent, TLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan based affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing, the Buyer is responsible for all liabilities for the recaptured business. As of December 31, 2018 and 2017, the Company provided reinsurance to the Buyer for approximately $0.2 billion and $0.5 billion, respectively, of fixed payout annuities related to the “3Win” product formerly written by HLIKK. Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum income benefits ("GMIB") and guaranteed minimum death benefits ("GMDB") product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2018, 2017 and 2016.
b. Reinsurance Assumed from Affiliates
TL and TLA received approval from the State of Connecticut Department of Insurance in January 2018, to enter into an assumption reinsurance agreement effective February 1, 2018. Pursuant to this agreement, TL transferred approximately $4.6 billion of reserves and $0.1 billion of associated interest maintenance reserve liability along with cash and invested assets with a book value totaling $4.7 billion, equal to the liabilities, to TLA. This assumption reinsurance transaction was considered a non-economic transaction and TLA and TL received no material impacts to surplus as a result of this transaction. Assumption reinsurance is reported as direct reserves in the table above.
7. Related Party Transactions
Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.
Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.
At December 31, 2018 and 2017, the Company reported no receivables from and $5,900,113 and $13,126,682, respectively, as payable to parents, subsidiaries and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.
Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the "Liquidity Agreement") with TLA. The Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding borrowings as of December 31, 2018.
Prior to the Talcott sale transaction, the Company participated in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allowed for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2017.

44

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

As part of the sale transaction describe in Note 1, the Company funded a pre-closing return of capital to TL totaling $309.5 million. This return of capital included amounts that HHI paid to the Company and its affiliates for certain assets that were transferred to HHI related to the reallocation of alternative minimum tax credits and other tax settlements. In addition, as part of the agreement, HHI reimbursed the Company for leakage as defined in the agreement by contributing capital totaling $37.6 million to the Company before closing.
On October 19, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $550,000,000 from TLA to HLIHC, TLA's former parent company. TLA paid the dividend on October 30, 2017.
On September 1, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $150,000,000 from TLA to HLIHC. TLA paid the dividend on September 14, 2017.
On January 5, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $300,000,000 from TLA to HLIHC. TLA paid the dividend on January 30, 2017.
On June 16, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $250,000,000 from TLA to HLIHC. TLA paid the dividend on July 15, 2016.
On January 13, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $500,000,000 from TLA to TL. TLA paid the dividend on January 29, 2016.
Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.
8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits
As of June 1, 2018, TL adopted a new investment and savings plan, the Talcott 401(k) Plan. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. TL also maintains a non-qualified savings plan, Talcott Resolution Deferred Compensation Plan, with a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The cost allocated to the Company for the period ended December 31, 2018 was immaterial. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent.
Through May 31, 2018, substantially all U.S. employees of the Company were eligible to participate in The Hartford Investment and Savings Plan under which designated contributions could be invested in a variety of investments including up to 10% in common stock of The Hartford. The Company's contributions included a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Hartford also maintained a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of matching contributions excluding the non-elective contributions with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation included overtime and bonuses but was limited to a total of $1,000,000 annually. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1). The cost allocated to the Company for years ended December 31, 2018, 2017 and 2016 was $1,414,203, $2,333,035 and $1,863,183, respectively.
The Hartford maintained The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covered substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintained non-qualified pension plans to provide retirement benefits previously accrued that are in excess of Internal Revenue
45

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

Code limitations. These plans were collectively referred to as the “Pension Plans." Participation in the Plans was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).
Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Participants as of December 31, 2012 continued to earn vesting credit with respect to their frozen accrued benefits as they continued to work. The freeze also applied to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess pension benefit plan for certain highly compensated employees.
For the years ended December 31, 2018, 2017 and 2016, The Hartford life insurance companies recognized pension expenses of $2,301,558, $95,590,469 and $35,501,483, respectively, which was their allocation from The Hartford of contributions to the Pension Plans and non-qualified benefit payments. For the years ended December 31, 2018, 2017 and 2016, the Company's share of this contribution was immaterial, $41,450,436 and $4,740,669, respectively. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).
On June 30, 2017, The Hartford purchased a group annuity contract to transfer approximately $1.6 billion of its outstanding pension benefit obligations related to certain U.S. retirees, terminated vested participants, and beneficiaries to a third-party. In connection with this transaction, The Hartford made a $280 million contribution to the U.S. qualified pension plan in September, 2017 in order to maintain the plan's pre-transaction funded status.
On January 2, 2018, the assets of the plan previously invested in the separate accounts of TL were transferred to a third party custodian.
The Hartford also provided certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits depended upon the retiree's date of retirement and years of service. In addition, the plan had a defined dollar cap for certain retirees which limited average company contributions. The Hartford prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, The Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The expenses allocated to the Company for other postretirement benefits were not material to the results of operations for 2018, 2017 and 2016. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).
The Company participates in postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the year ended December 31, 2018.
The Company participated in postemployment plans sponsored by, and included in the financial statements of, the Hartford Fire Insurance Company. These plans provided for medical and salary continuation benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for 2018, 2017 and 2016. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).
9. Debt
Effective December, 2018, The Company is a member of the Federal Home Loan Bank of Boston ("FHLB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the
46

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

outstanding advances. FHLB stock held by the Company is classified within Common and preferred stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2018, there were no advances outstanding.
State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2018, the Company's pledge limit is $290 million. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.
FHLB Capital Stock - Aggregate Totals As of December 31, 2018

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	$ —	$ —
b.	Membership Stock - Class B	3,408,900	3,408,900	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,408,900	3,408,900	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$290,000,000	$290,000,000	$ —
10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions
The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2018. Dividends paid totaled $1.0 billion in 2017 and $750 million in 2016. For returns of capital, see Note 7. With respect to dividends to its parent TL, the Company’s dividend limitation under the holding company laws of Connecticut is $180,703,273 in 2019. As a condition of the sale, TL and its affiliates are required to gain pre-approval from the Commissioner for any dividends, regardless of size, through May 31, 2020.
Unassigned Funds
The portion of unassigned funds reduced by each item below at December 31 was as follows:

	2018	2017
Unrealized capital losses, gross of tax	$(2,958,010)	$(228,315,536)
Nonadmitted asset values	86,053,045	331,131,052
Asset valuation reserve	83,428,299	34,894,589
47

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
11. Separate Accounts

The Company maintained Separate Account assets totaling $25,094,122,246 and $30,517,487,239 as of December 31, 2018 and 2017, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.
The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2018 and 2017, the Company’s Separate Account statement included legally insulated assets of $25,094,122,246 and $30,517,487,239, respectively.
Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.
Separate Account fees, net of minimum guarantees, were $575,989,832, $603,735,208 and $620,498,300 for the years ended December 31, 2018, 2017 and 2016, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.
An analysis of the Separate Accounts as of December 31, 2018 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the year ended December 31, 2018	$ —	$ —	$ —	$320,805,640	$320,805,640
Reserves at year-end:
For accounts with assets at: Fair value Amortized cost	$ — —	$ — —	$ — —	$ 25,003,951,338 —	$ 25,003,951,338 —
Total reserves	$ —	$ —	$ —	$25,003,951,338	$25,003,951,338
By withdrawal characteristics:
Subject to discretionary withdrawal
With market value adjustment
At book value without market value adjustment and with surrender charge of 5% or more At fair value
At book value without market value adjustment and with surrender charge of less than 5%
	$ — — — — —	$ — — — — —	$ — — — — —	$ — — — 24,691,460,172 —	$ — — — 24,691,460,172 —
Subtotal Not subject to discretionary withdrawal	— —	— —	— —	24,691,460,172 312,491,166	24,691,460,172 312,491,166
Total	$ —	$ —	$ —	$25,003,951,338	$25,003,951,338

48

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2018	December 31, 2017	December 31, 2016
Transfer to Separate Accounts	$320,805,640	$397,893,498	$428,564,804
Transfer from Separate Accounts	3,836,797,059	4,031,435,195	4,436,510,790
Net Transfer from Separate Accounts	(3,515,991,419)	(3,633,541,697)	(4,007,945,986)
Internal exchanges and other Separate Account activity	(11,772,160)	3,405,434	54,158,782
Transfer from Separate Accounts on the Statements of Operations	$(3,527,763,579)	$(3,630,136,263)	$(3,953,787,204)

12. Commitments and Contingent Liabilities
a.Litigation
The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.
b.Guaranty Funds
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.
Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2018, 2017 and 2016. The Company had immaterial guaranty fund receivables as of December 31, 2018 and 2017, respectively.

49

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

c. Contingent Commitments
At December 31, 2018, the Company has outstanding commitments totaling $125,891,437 of which $104,786,530 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $13,356,348 is related to commercial whole loans expected to fund in the first half of 2019, and $7,748,559 is related to various funding obligations associated with private placement securities.
Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018.	$ —	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.
(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.
d.Leases
Transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $1,196,952, $918,538 and $786,827 in 2018, 2017 and 2016, respectively. Future minimum rental commitments are immaterial.
The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut.
e.Tax Matters
The Company files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2014. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.
The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from
50

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company recorded benefits of $25,866,633, $57,083,258, and $43,690,668 related to the Separate Account DRD for the years ended December 31, 2018, 2017, and 2016, respectively.
f. Funding Obligations
At December 31, 2018 and 2017 the Company has outstanding commitments totaling $125,891,437 and $12,683,611, of which $104,786,530 and $625,361 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2018 and 2017, $13,356,348 and $8,000,000 is related to commercial whole loans expected to fund in the first half of the following year, respectively. At December 31, 2018 and 2017, $7,748,559 and $4,058,250, respectively is related to various funding obligations associated with private placement securities.

13.    Reconciliation of Amounts to the Annual Statements, as filed

The table below presents the reconciliation of page 5 of the 2018 Annual Statement, as filed, to the accompanying financial statements to reflect:

•	The reclassification of certain reinsurance related activity from Financing and miscellaneous activities to Operating activities.

December 31, 2018	Net cash from Operations	Net cash from Financing and Miscellaneous Sources
Per Page 5 of Annual Statement	$199,033,048	$(574,097,907)
Reclassification of certain reinsurance activity	(104,250,293)	104,250,293
Per the accompanying financial statements	$94,782,755	$(469,847,614)

14.    Subsequent Events

The Company has evaluated events subsequent to December 31, 2018, through April 5, 2019, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

51

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are incorporated by reference in Part A of the Registration Statement
(b)	(1)	Resolution of the Board of Directors authorizing the establishment of the Separate Account
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.
(b) Form of Dealer Agreement.
	(4)	Individual Flexible Premium Variable Annuity Contract.
Principal First
MAV / MAV Plus
Lifetime Income Foundation Rider (Single)
Lifetime Income Foundation Rider (Joint Life / Spousal)
Lifetime Income Builder II Rider (Single)
Lifetime Income Builder II Rider (Joint Life / Spousal)
Lifetime Income Builder Selects Rider (Single)
Lifetime Income Builder Selects Rider (Joint Life / Spousal)
Lifetime Income Builder Portfolios Rider (Single)
Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)
Amendatory Rider - Annuity Commencement Date Deferral Option
	(5)	Form of Application.
	(6)	(a) Certificate of Incorporation of Talcott Resolution.(1)
(b) Amended and Restated Bylaws of Resolution.(1)
	(7)	Reinsurance Agreement dated April 21, 2012.
	(8)	Fund Participation Agreements and Amendments and Guarantee Agreements
AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
American Funds
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Hartford HLS Funds
Hartford Series Fund, Inc.
Lord Abbett & Co., LLC
MFS Variable Insurance Trust
Morgan Stanley VIF
Oppenheimer Variable Account Funds
Putnam Variable Trust

(k) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (6)

(l) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (6)
	(9)	Opinion and Consent of Lisa Proch, General Counsel
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to the Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 16, to the Registration Statement File No. 333-148561, dated June 28, 2018.
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Christopher B. Abreu	Vice President and Chief Actuary
Jeremy Billiel	Assistant Vice President and Treasurer
Ellen T. Below	Vice President and Chief Communications Officer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (1)	Vice President
George Eknaian	Senior Vice President and Chief Risk Officer
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President and Chief Human Resources Officer
Craig D. Morrow	Vice President
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Peter F. Sannizzaro	President, Chief Executive Officer, Director
Robert Siracusa	Vice President and Chief Financial Officer, Director
Leslie T. Soler	Assistant Vice President and Corporate Secretary
Samir Srivastava	Vice President and Chief Information Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 500 Bielenberg Dr., Woodbury, MN 55125.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of January 31, 2019, there were 62,757 owners of qualified contracts and 52,170 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	TDC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (Variable Account "A")
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Five
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
Talcott Resolution Life Insurance Company - Separate Account VL I
Talcott Resolution Life Insurance Company - Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Five
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLI
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Chief Compliance Officer, Privacy Officer, Secretary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (1)	President and Chief Executive Officer, Director
Diane Krajewski	Chief Human Resources Officer, Chairman of the Board, Director
James Anthony Maciolek	Assistant Secretary, FINOP, Chief Financial Officer and Controller
Lisa Proch	Senior Vice President, General Counsel, Chief Compliance Officer and Assistant Secretary
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on April 18, 2019.

Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven (Registrant)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Talcott Resolution Life and Annuity Insurance Company
(Depositor)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Chief Executive Officer, Director		/s/ Peter F. Sannizzaro
Matthew J. Poznar, Senior Vice President, Director*		Peter F. Sannizzaro
Robert R. Siracusa, Chief Financial Officer, Director		/s/ Robert S. Siracusa
Robert S. Siracusa
	*By:	/s/ Lisa Proch
Lisa Proch, Attorney-in-Fact
	Date:	April 18, 2019

333-148561

EXHIBIT INDEX
(1)	Resolution of the Board of Directors authorizing the establishment of the Separate Account.
(3)	(a) Amended and Restated Principal Underwriter Agreement.
(b) Form of Dealer Agreement.
(4)	Individual Flexible Premium Variable Annuity Contract.
Principal First
MAV / MAV Plus
Lifetime Income Foundation Rider (Single)
Lifetime Income Foundation Rider (Joint Life / Spousal)
Lifetime Income Builder II Rider (Single)
Lifetime Income Builder II Rider (Joint Life / Spousal)
Lifetime Income Builder Selects Rider (Single)
Lifetime Income Builder Selects Rider (Joint Life / Spousal)
Lifetime Income Builder Portfolios Rider (Single)
Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)
Amendatory Rider - Annuity Commencement Date Deferral Option
(5)	Form of Application.
(6)	(a) Certificate of Incorporation of Talcott Resolution.(1)
(b) Amended and Restated Bylaws of Resolution.(1)
(7)	Reinsurance Agreement dated April 21, 2012.
(8)	Fund Participation Agreements and Amendments and Guarantee Agreements
AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
American Funds
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Hartford HLS Funds
Hartford Series Fund, Inc.
Lord Abbett & Co., LLC
MFS Variable Insurance Trust
Morgan Stanley VIF
Oppenheimer Variable Account Funds
Putnam Variable Trust

(k) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (6)

(l) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (6)
(9)	Opinion and Consent of Lisa Proch, General Counsel
(10)	Consents of Deloitte & Touche LLP.
(26)	Organizational Chart
(99)	Power of Attorney